UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq. c/o TIAA-CREF 730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
$100,000,000	j	Japan Asia Investment Co Ltd	0.000%	09/26/11	NR	$535
22,970		Kiwi Income Property Trust	8.950	12/20/14	NR	17

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				552

		TOTAL CORPORATE BONDS				552

		(Cost $683)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
325,000		United States Treasury Note	5.000	02/15/11		338

		TOTAL U.S. TREASURY SECURITIES				338

		TOTAL GOVERNMENT BONDS				338

		(Cost $324)

		TOTAL BONDS				890

		(Cost $1,007)

SHARES		COMPANY

COMMON STOCKS - 99.7%

AGRICULTURAL PRODUCTION-CROPS - 0.0%
266,794	*,e	Chiquita Brands International, Inc	4,197
18,722	e	Griffin Land & Nurseries, Inc (Class A)	544
		Societa per la Bonifica dei Terreni Ferraresi e
3,280		Imprese Agricole S.p.A.	149

		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,890

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
65,471	e	Cal-Maine Foods, Inc	2,219
2,036	e	Seaboard Corp	2,645

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	4,864

AGRICULTURAL SERVICES - 0.0%
145,305	*	Black Earth Farming Ltd	539
68,751	*,e	Cadiz, Inc	878

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,998	e	Calavo Growers, Inc	$1,021
67,638	*	Hanfeng Evergreen, Inc	520
36,900	e	Hokuto Corp	757
4,121		KWS Saat AG.	710
237,995	*,e	VCA Antech, Inc	6,671

		TOTAL AGRICULTURAL SERVICES	11,096

AMUSEMENT AND RECREATION SERVICES - 0.7%
208,500	e	888 Holdings plc	314
1,090		Accordia Golf Co Ltd	1,095
205,827	e	Aristocrat Leisure Ltd	856
39,300	e	Aruze Corp	572
267,872	*	Bally Technologies, Inc	10,860
981,272		Berjaya Sports Toto BHD	1,348
104,530		Betsson AB (Series B)	1,795
112,128	*	bwin Interactive Entertainment	6,595
48,600	e	Churchill Downs, Inc	1,823
41,903	*	Codere S.A.	414
29,642		CTS Eventim AG.	1,505
24,200		Daikoku Denki Co Ltd	426
70,148		Dover Downs Gaming & Entertainment, Inc	278
1,183,598	*,e	Electronic Arts, Inc	22,086
31,247	*	Euro Disney SCA	187
228		Fields Corp	265
18,430		Fiera Milano S.p.A.	109
80,000		Fuji Kyuko Co Ltd	389
27,148,000	*,e	Galaxy Entertainment Group Ltd	12,518
879,000	*	Gallant Venture Ltd	154
18,488		GL Events	494
117,415	*	Great Canadian Gaming Corp	850
35,524	*	Groupe Partouche	129
48,154	*	Gruppo Coin S.p.A.	335
58,200	e	Heiwa Corp	598
742,762		IG Group Holdings plc	4,533
119,629		International Speedway Corp (Class A)	3,083
162,201		Intralot S.A.-Integrated Lottery Systems & Services	734
97,559	*	Juventus Football Club S.p.A.	109
232,570		Kangwon Land, Inc	3,494
1,358,994		Ladbrokes plc	3,279
81,916	*,e	Lakes Entertainment, Inc	188
213,816	*,e	Life Time Fitness, Inc	6,008
748,649	*,e	Live Nation, Inc	10,855
138,891		Luminar Group Holdings plc	93
230,030	*,e	Madison Square Garden, Inc	4,999
14,892	*	Meetic	457
989,612	*,e	Melco PBL Entertainment Macau Ltd (ADR)	4,770
124,070	*,e	Multimedia Games, Inc	484
7,181,755		NagaCorp Ltd	943
206,791	e	Nintendo Co Ltd	69,233
159,931		OPAP S.A.	3,629
104,093	e	Oriental Land Co Ltd	7,259

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

839		Pacific Golf Group International Holdings KK	$554
112,433		Paddy Power plc	4,001
4,826,668	*	PartyGaming plc	23,446
1,144,133	*,e	Penn National Gaming, Inc	31,807
828,222	*,e	Pinnacle Entertainment, Inc	8,067
619,996	e	Publishing & Broadcasting Ltd	1,792
753,881	*,e	Rank Group plc	1,345
6,285,300		Resorts World BHD	5,530
25,600,600		Rexcapital Financial Holdings Ltd	3,660
78,500		Round One Corp	516
607,997		Sega Sammy Holdings, Inc	7,362
5,246,000		SJM Holdings Ltd	3,466
44,812		SkiStar AB (Series B)	853
284,780		Sky City Entertainment Group Ltd	651
188,142	*,e	Snai S.p.A.	780
55,935	e	Speedway Motorsports, Inc	873
926,595		Sportingbet plc	1,069
2,415,445	e	TABCORP Holdings Ltd	15,294
455,000		Tanjong plc	2,502
2,204,952	e	Tattersall’s Ltd	4,978
297,000		Tokyo Dome Corp	845
91,512	*,e	Town Sports International Holdings, Inc	358
64,200		Valor Co Ltd	524
10,068,297	e	Walt Disney Co	351,483
141,516	*	Warner Music Group Corp	978
1,241,062		William Hill plc	3,978
145,408	*,e	WMS Industries, Inc	6,098
95,637	e	World Wrestling Entertainment, Inc (Class A)	1,655
50,000		Yomiuri Land Co Ltd	167
192,518	*,e	Youbet.com, Inc	566

		TOTAL AMUSEMENT AND RECREATION SERVICES	675,343

APPAREL AND ACCESSORY STORES - 0.9%
821,779	e	Abercrombie & Fitch Co (Class A)	37,506
1,144,729	*,e	Aeropostale, Inc	33,003
179,131	*,e	American Apparel, Inc	543
2,799,418	e	American Eagle Outfitters, Inc	51,845
314,086	*,e	AnnTaylor Stores Corp	6,502
93,500	e	Aoyama Trading Co Ltd	1,543
4,360,000	*	Apac Resources Ltd	320
96,373	e	Bebe Stores, Inc	858
7,044,400		Belle International Holdings Ltd	9,472
34,099	e	Bjoern Borg AB	359
206,263	e	Brown Shoe Co, Inc	3,193
122,223	e	Buckle, Inc	4,493
868,559		Burberry Group plc	9,417
423,491	*,e	Carter’s, Inc	12,768
123,753	e	Cato Corp (Class A)	2,653
15,767		Charles Voegele Holding AG.	710
604,183	*,e	Charming Shoppes, Inc	3,299
696,225	e	Chico’s FAS, Inc	10,040
104,443	*,e	Children’s Place Retail Stores, Inc	4,653

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,400	e	Chiyoda Co Ltd	$412
181,009	e	Christopher & Banks Corp	1,448
68,600	*,e	Citi Trends, Inc	2,225
328,195	*,e	Collective Brands, Inc	7,463
23,562	*	Destination Maternity Corp	605
303,976	*,e	Dress Barn, Inc	7,952
71,291	*,e	DSW, Inc (Class A)	1,820
13,580		Etam Developpement S.A.	453
431,185		Fast Retailing Co Ltd	74,947
309,406		Finish Line, Inc (Class A)	5,050
819,631		Foot Locker, Inc	12,327
62,409		Forzani Group Ltd/The	879
257,900		Foschini Ltd	2,372
2,816,262	e	Gap, Inc	65,084
2,066,000		Giordano International Ltd	828
637,188	e	Hennes & Mauritz AB (B Shares)	41,396
33,070	e	Honeys Co Ltd	284
247,633	*,e	Hot Topic, Inc	1,610
770,613		Inditex S.A.	50,798
895,847	*,e	J Crew Group, Inc	41,119
85,056	*,e	JOS A Bank Clothiers, Inc	4,648
109,242	e	KappAhl Holding AB	1,044
2,561,880	*,e	Kohl’s Corp	140,339
1,487,231	e	Limited Brands, Inc	36,616
19,483		Lotte Shopping Co Ltd	5,648
182,273	*,e	Lululemon Athletica, Inc	7,564
27,586		Macintosh Retail Group NV	592
114,603	*	New York & Co, Inc	549
106,600	e	Nishimatsuya Chain Co Ltd	1,108
2,049,920	e	Nordstrom, Inc	83,738
319,916	*,e	Pacific Sunwear Of California, Inc	1,699
95,637		Reitmans Canada Ltd	1,686
16,400		Right On Co Ltd	125
156,745	*	rnb Retail and Brands AB	224
989,643	e	Ross Stores, Inc	52,916
34,704	*,e	Rue21, Inc	1,203
45,064	*,e	Shoe Carnival, Inc	1,030
252,082		Sports Direct International plc	410
233,733	e	Stage Stores, Inc	3,597
32,591	*,e	Syms Corp	325
820,333	*,e	Talbots, Inc	10,632
543,327		Truworths International Ltd	3,901
154,421	*,e	Under Armour, Inc (Class A)	4,542
47,700		United Arrows Ltd	522
1,035,458	*	Urban Outfitters, Inc	39,378
420,748	*,e	Wet Seal, Inc (Class A)	2,003
1,017,339		Woolworths Holdings Ltd	3,147

		TOTAL APPAREL AND ACCESSORY STORES	921,435

APPAREL AND OTHER TEXTILE PRODUCTS - 0.3%
2,002,000		Anta Sports Products Ltd	3,306
79,885	e	Benetton Group S.p.A.	662

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,875,000	e	C C Land Holdings Ltd	$795
3,298,600		China Dongxiang Group Co	2,379
868,000		China Ting Group Holdings Ltd	161
60,367	e	Columbia Sportswear Co	3,171
30,200	e	Daidoh Ltd	234
2,468,284		Debenhams plc	2,835
62,000		Descente Ltd	367
26,800		F&A Aqua Holdings, Inc	267
26,233		Gerry Weber International AG.	911
69,919	*,e	G-III Apparel Group Ltd	1,927
1,051,216	e	Guess ?, Inc	49,385
495,000		Gunze Ltd	1,827
138,786	*,e	Gymboree Corp	7,166
881,330	*	Hanesbrands, Inc	24,519
6,535	e	Hermes International	908
22,657		Hugo Boss AG.	863
1,245,830		Jones Apparel Group, Inc	23,696
1,005,200	e	Li Ning Co Ltd	3,644
587,912	*,e	Liz Claiborne, Inc	4,368
86,500	*	Maidenform Brands, Inc	1,890
6,442	b	Mariella Burani S.p.A.	22
62,918		New Wave Group AB (B Shares)	322
1,142,964		Nike, Inc (Class B)	84,007
332,869	e	Onward Kashiyama Co Ltd	2,596
1,591,961	e	Pacific Brands Ltd	1,936
305,841	e	Phillips-Van Heusen Corp	17,543
160,197	e	Polo Ralph Lauren Corp (Class A)	13,623
695,241	*,e	Quiksilver, Inc	3,288
168,000	e	Sanyo Shokai Ltd	638
168,000		Shikibo Ltd	248
56,805		Shimamura Co Ltd	5,031
482,500		Stella International Holdings Ltd	987
45,000		Takihyo Co Ltd	228
47,186	e	Ten Cate NV	1,235
82,000		Tokyo Style Co Ltd	570
2,792,000	*	Trinity Ltd	1,827
121,213	*,e	True Religion Apparel, Inc	3,680
447,340		VF Corp	35,854
157,000	e	Wacoal Holdings Corp	1,961
270,730	*	Warnaco Group, Inc	12,917

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	323,794

AUTO REPAIR, SERVICES AND PARKING - 0.0%
45,090	*,e	Amerco, Inc	2,448
603,837	*	Avis Europe plc	296
95,978		Dechra Pharmaceuticals plc	604
155,532	*,e	Dollar Thrifty Automotive Group, Inc	4,997
92,539	e	Genus plc	960
661,477	*,e	Hertz Global Holdings, Inc	6,608
137,592		Localiza Rent A CAR	1,455
70,065	*,e	Midas, Inc	790
77,155	e	Monro Muffler, Inc	2,759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,291	*	Northgate plc	$549
178,500		Park24 Co Ltd	1,825
358,533	e	Ryder System, Inc	13,896
22,348		Sixt AG.	715
20,568		Sixt AG. (Preference)	465
72,811	*	Standard Parking Corp	1,196
198,842	*,e	Wright Express Corp	5,989

		TOTAL AUTO REPAIR, SERVICES AND PARKING	45,552

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
759,234	e	Advance Auto Parts	31,828
46,959	*,e	America’s Car-Mart, Inc	1,133
207,168	*,e	Asbury Automotive Group, Inc	2,755
281,932	*,e	Autonation, Inc	5,097
153,262	*,e	Autozone, Inc	26,528
163,859		Canadian Tire Corp Ltd	8,944
645,346	*,e	Carmax, Inc	16,211
246,096	*	Copart, Inc	8,761
6,230	e	Gulliver International Co Ltd	219
505,097		Halfords Group plc	3,622
7,817,101	*	Inchcape plc	3,497
103,268	*,e	Lithia Motors, Inc (Class A)	661
307,491	*	Lookers plc	269
1,720	*	MarineMax, Inc	19
76,810		MOL Hungarian Oil and Gas plc	7,858
393,845	*,e	O’Reilly Automotive, Inc	16,427
860,666		Pendragon plc	304
146,058	*	Penske Auto Group, Inc	2,106
4,575	*,m	Rodriguez Group	18
181,463	*,e	Rush Enterprises, Inc (Class A)	2,397
163,129	*,e	Sonic Automotive, Inc (Class A)	1,794
740	*	TravelCenters of America LLC	3
17,150	*	US Auto Parts Network, Inc	129

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	140,580

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.5%
136,927	e	Alesco Corp Ltd	377
237,141	*,e	Builders FirstSource, Inc	747
52,337		Clas Ohlson AB (B Shares)	953
187,100	e	DCM Japan Holdings Co Ltd	1,073
484,702	e	Fastenal Co	23,261
8,075,076	e	Home Depot, Inc	261,229
96,800	e	Keiyo Co Ltd	476
5,167,670		Kingfisher plc	16,813
7,512,866		Lowe’s Cos, Inc	182,112
58,735	*,e	Lumber Liquidators, Inc	1,566
94,000		Nice Holdings, Inc	207
113,100	e	Praktiker Bau- und Heimwerkermaerkte AG.	1,210
226,832	*	RONA, Inc	3,426
10,300		Stella-Jones, Inc	296
300,193	*	Travis Perkins plc	3,729

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	497,475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

BUSINESS SERVICES - 6.4%
2,237,855	*	3Com Corp	$17,209
79,482	*,e	3D Systems Corp	1,085
162,459	e	Aaron Rents, Inc	5,416
254,760	e	ABM Industries, Inc	5,401
63,953	*	Absolute Software Corp	363
167,717	*,e	Acacia Research (Acacia Technologies)	1,816
343	*,e	Access Co Ltd	520
190,910	*,e	ACI Worldwide, Inc	3,935
221,204	*,e	ActivIdentity Corp	628
2,059,009	e	Activision Blizzard, Inc	24,832
253,846	*,e	Actuate Corp	1,419
450,115	*,e	Acxiom Corp	8,075
1,074,719	e	Adecco S.A.	61,003
108,085	e	Administaff, Inc	2,307
3,725,848	*	Adobe Systems, Inc	131,783
68,564	*,e	Advent Software, Inc	3,068
1,303,018		Aegis Group plc	2,515
24,100		Aeon Delight Co Ltd	339
440,844		Aggreko plc	7,974
270,851	e	Aircastle Ltd	2,565
505,111	*,e	Akamai Technologies, Inc	15,866
1,232,850	*,e	Alliance Data Systems Corp	78,890
152,547		Alpha Systems, Inc	2,733
146,096	*,e	Altran Technologies S.A.	791
1,122,441	*,e	Amdocs Ltd	33,797
158,689	*,e	American Reprographics Co	1,423
121,916	*,e	American Software, Inc (Class A)	708
317,798	*,e	AMICAS, Inc	1,913
268,292	*	AMN Healthcare Services, Inc	2,361
14,200	*,e	Ancestry.com, Inc	241
431,068		Anite plc	214
309,223	*	Ansys, Inc	13,340
108,379	*,e	APAC Customer Services, Inc	623
127,179	e	Arbitron, Inc	3,391
82,054	*,e	ArcSight, Inc	2,310
344,387		Argo Graphics, Inc	3,816
409,605	*	Ariba, Inc	5,263
827,010	*,e	Art Technology Group, Inc	3,647
67,605	*	AS. Roma S.p.A	80
42,800	e	Asatsu-DK, Inc	909
1,315,387		Ashtead Group plc	1,905
87,952		Asseco Poland S.A.	1,749
73,288	*,e	Asset Acceptance Capital Corp	462
157,807	*,e	athenahealth, Inc	5,769
621,270	*,e	Atos Origin S.A.	31,198
1,743,437	*	Autodesk, Inc	51,292
1,781,194		Automatic Data Processing, Inc	79,210
5,584,475	*	Autonomy Corp plc	154,490
521,006	e	Aveva Group plc	9,369
530,162	*,e	Avis Budget Group, Inc	6,097

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,017		B2W Companhia Global Do Varejo	$1,404
36,100	e	Barrett Business Services, Inc	490
29,134		Bechtle AG.	896
393,433	e	BGC Partners, Inc (Class A)	2,404
279,990	e	Blackbaud, Inc	7,053
151,576	*,e	Blackboard, Inc	6,315
180,828	*,e	Blue Coat Systems, Inc	5,613
737,130	*,e	BMC Software, Inc	28,011
190,224	*,e	Bottomline Technologies, Inc	3,201
425,931	*,e	BPZ Energy, Inc	3,131
250,332	e	Brady Corp (Class A)	7,790
168,520	e	Brink’s Co	4,757
131,721	*	Brink’s Home Security Holdings, Inc	5,605
29,594		Brunel International	1,038
123,249	*	Bull S.A.	568
1,818,936		CA, Inc	42,690
149,215	e	Cabcharge Australia Ltd	786
170,339	*,e	CACI International, Inc (Class A)	8,321
731,400	*,e	Cadence Design Systems, Inc	4,871
41,376	*,e	CAI International, Inc	510
81,236		Cairo Communication S.p.A.	317
153,757	*,e	Callidus Software, Inc	558
708,275		Cam Finanziaria S.p.A.	267
156,200	e	Capcom Co Ltd	2,951
71,207	*,e	Capella Education Co	6,611
160,616	*,e	Cavium Networks, Inc	3,993
212,170	*	CBIZ, Inc	1,394
11,555		Cegid Group	343
120,700	e	Century Leasing System, Inc	1,672
195,548	*,e	Cerner Corp	16,633
14,924		Cewe Color Holding AG.	560
522,557	*	CGI Group, Inc	7,820
231,745	*,e	Check Point Software Technologies	8,125
22,836,000	*	China LotSynergy Holdings Ltd	985
62,000		Chinese Gamer International Corp	671
42,300	*,e	Chiyoda Integre Co Ltd	570
181,518	*,e	Chordiant Software, Inc	920
450,133	*,e	Ciber, Inc	1,683
563,184	*	Citrix Systems, Inc	26,734
121,235	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	1,286
60,781	*,e	Clinical Data, Inc	1,179
210,416	*,e	Cogent Communications Group, Inc	2,190
339,763	*,e	Cogent, Inc	3,466
199,938	e	Cognex Corp	3,697
1,919,930	*	Cognizant Technology Solutions Corp (Class A)	97,878
289,450	*	Commvault Systems, Inc	6,180
119,708	e	Compass Diversified Trust	1,827
101,619	*,e	Compellent Technologies, Inc	1,783
249,685		Computacenter plc	1,163
45,610	e	Computer Programs & Systems, Inc	1,782
1,203,090	*	Computer Sciences Corp	65,556
71,039	*,e	Computer Task Group, Inc	515

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

329,859		Computershare Ltd	$3,790
1,187,268	*,e	Compuware Corp	9,973
83,329	*,e	COMSYS IT Partners, Inc	1,457
190,931	*,e	Concur Technologies, Inc	7,830
202,296	e	Connaught plc	758
97,038	*,e	Constant Contact, Inc	2,253
965,899	*,e	Convergys Corp	11,842
1,600	*,e	COOKPAD, Inc	137
1,856,900	e	COSCO Pacific Ltd	2,813
92,099	*,e	CoStar Group, Inc	3,824
87,645		Cramo Oyj (Series B)	1,724
760,000		CSE Global Ltd	538
244,201	*,e	CSG Systems International, Inc	5,118
105,300	e	CSK Holdings Corp	457
51,870	e	Ctrip.com International Ltd (ADR)	2,033
873	e	CyberAgent, Inc	1,544
334,500	*	Cybersource Corp	5,901
138,185	e	Dassault Systemes S.A.	8,174
181,447	*,e	DealerTrack Holdings, Inc	3,099
95,739	*,e	Deltek, Inc	731
243,652		Deluxe Corp	4,732
558	e	Dena Co Ltd	4,130
175,478	e	Dentsu, Inc	4,612
19,737		Devoteam S.A.	541
86,379	*,e	Dice Holdings, Inc	656
182,816	*,e	Digital River, Inc	5,539
171,451	*	DivX, Inc	1,228
142,234	*,e	Double-Take Software, Inc	1,267
463,244	e	DST Systems, Inc	19,201
29,400		DTS Corp	292
116,900		Duskin Co Ltd	2,079
40,569	*	Dynamics Research Corp	457
268,283	*,e	DynCorp International, Inc (Class A)	3,083
2,333	e	eAccess Ltd	1,702
724,857	e	Earthlink, Inc	6,190
6,375,455	*,e	eBay, Inc	171,820
101,564	*,e	Ebix, Inc	1,622
155,810	*,e	Echelon Corp	1,398
346,441	*	Eclipsys Corp	6,887
88,300	e	EDB Business Partner ASA	278
95,184	e	Electro Rent Corp	1,250
234,891	*,e	Electronics for Imaging, Inc	2,732
33,558	*	eLoyalty Corp	189
828,129	e	Emeco Holdings Ltd	464
253,400	e	Ementor ASA	2,143
6,377		Engineering Ingegneria Informatica S.p.A.	226
179	*	en-japan, Inc	239
266,880	*,e	Epicor Software Corp	2,551
152,441	*,e	EPIQ Systems, Inc	1,895
373,877	e	Equifax, Inc	13,385
61,178	e	Euromoney Institutional Investor plc	483
656,572	*,e	Evergreen Energy, Inc	118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,784		Exact Holding NV	$475
75,042	*,e	ExlService Holdings, Inc	1,252
679,245		Expedia, Inc	16,954
1,043,854		Experian Group Ltd	10,273
572,000	e	Ezion Holdings Ltd	307
372,660	*	F5 Networks, Inc	22,922
144,043	e	Factset Research Systems, Inc	10,568
262,402	e	Fair Isaac Corp	6,649
173,850	*,e	FalconStor Software, Inc	605
1,123,438		Fidelity National Information Services, Inc	26,333
72,389		Fidessa Group plc	1,453
11,330		Fimalac	564
39,010	*	FirstService Corp	891
454,828	*,e	Fiserv, Inc	23,087
222,880		FlexiGroup Ltd	278
82,086		Fluidra S.A.	294
69,456	*,e	Forrester Research, Inc	2,089
37	*,e	Freebit Co Ltd	149
125,728		F-Secure Oyj	426
45,800		FUJI SOFT, Inc	766
4,573,343		Fujitsu Ltd	29,938
297		Future Architect, Inc	113
51,497		Fuyo General Lease Co Ltd	1,457
314,589	*,e	Gartner, Inc	6,996
45,814	*,e	General de Alquiler de Maquinaria	201
16,726	*,m	General de Alquiler de Maquinaria S.A.	73
1,790	*,e	Gerber Scientific, Inc	11
56,097	e	Gestevision Telecinco S.A.	880
82,760		GFI Informatique	339
188,381	*,e	Global Cash Access, Inc	1,539
94,074	*,e	Global Sources Ltd	612
72,900		GMO internet, Inc	278
1,458,133	*	Google, Inc (Class A)	826,777
170	e	Gourmet Navigator, Inc	328
350,000	*,e	Gravity Co Ltd (ADR)	637
18,000	*,e	Gree, Inc	1,099
1,046		Green Hospital Supply, Inc	596
11,968		Grenkeleasing AG.	511
1,568,812		Group 4 Securicor plc	6,225
4,099		Groupe CRIT	103
56,812		Groupe Steria SCA	1,758
238,692	*,e	Gruppo Editoriale L’Espresso S.p.A.	675
78,319	*,e	GSE Systems, Inc	424
139,691	*	H&E Equipment Services, Inc	1,506
224,237	*,e	Hackett Group, Inc	623
11,726	e	Hakuhodo DY Holdings, Inc	617
760,483	e	Havas S.A.	3,828
2,046,681	e	Hays plc	3,370
262,088		HCL Technologies Ltd	2,092
179,930		Healthcare Locums plc	491
189,551	e	Healthcare Services Group	4,244
182,223	e	Heartland Payment Systems, Inc	3,389

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,500	*,e	HeartWare International, Inc	$1,134
80,559	e	Heidrick & Struggles International, Inc	2,258
83,923	*	Hi-Media S.A.	608
122,569	*	HMS Holdings Corp	6,250
461,117		Hogg Robinson Group plc	220
1,336,338	e	IBA Health Group Ltd	693
37,500	e	IBJ Leasing Co Ltd	748
133,509	e	iGate Corp	1,299
176,158	*	IHS, Inc (Class A)	9,419
15,600	*	Iida Home Max	256
195,164		iiNET Ltd	484
37,554	e	Imergent, Inc	253
598,562	e	Indra Sistemas S.A.	12,272
46,786	e	Industrial & Financial Systems	596
91,400		Ines Corp	679
232,311	*,e	infoGROUP, Inc	1,812
668,908	*,e	Informatica Corp	17,967
431,900		Information Development Co	2,301
18,000		Information Services International-Dentsu Ltd	96
162,855	*,e	Infospace, Inc	1,800
689,406		Infosys Technologies Ltd	40,170
23,300	e	Infosys Technologies Ltd (ADR)	1,371
134,600	*,e	Innerworkings, Inc	700
107,190	*,e	Innodata Isogen, Inc	434
78,447	*,e	Integral Systems, Inc	755
102,060	e	Interactive Data Corp	3,266
95,190	*,e	Interactive Intelligence, Inc	1,779
263,401	*,e	Internap Network Services Corp	1,475
129,232	*,e	Internet Brands, Inc (Class A)	1,192
211,587	*,e	Internet Capital Group, Inc	1,788
256	e	Internet Initiative Japan, Inc	566
2,989,429	*,e	Interpublic Group of Cos, Inc	24,872
97,031	e	Intrum Justitia AB	1,230
1,256,223	*	Intuit, Inc	43,139
237,829	*,e	inVentiv Health, Inc	5,342
248,975	e	Ipass, Inc	286
203,029	e	Iress Market Technology Ltd	1,490
657,127		Iron Mountain, Inc	18,005
125,960	e	IT Holdings Corp	1,533
485,990	e	ITE Group plc	1,057
485,650	e	Jack Henry & Associates, Inc	11,685
325,275	*,e	JC Decaux S.A.	9,090
156,235	*,e	JDA Software Group, Inc	4,346
335,239	e	JSR Corp	7,003
2,589,121	*,e	Juniper Networks, Inc	79,434
314	e	Kakaku.com, Inc	1,139
10,756		Kardex AG.	357
128,142	*,e	Kelly Services, Inc (Class A)	2,135
177,928	*,e	Kenexa Corp	2,447
61,220	e	Keynote Systems, Inc	697
153,239	*,e	Kforce, Inc	2,331
147,569	*	Knot, Inc	1,154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,955	e	Konami Corp	$1,060
81,168		Kontron AG.	794
202,371	*,e	Korn/Ferry International	3,572
163,319	*,e	Lamar Advertising Co (Class A)	5,610
243,917		Lavendon Group plc	283
832,590	*,e	Lawson Software, Inc	5,503
147,542	*,e	Limelight Networks, Inc	540
321,426	*	Lionbridge Technologies	1,167
72,909	*,e	Liquidity Services, Inc	841
228,121	*,e	Liveperson, Inc	1,750
2,816,296		LogicaCMG plc	5,834
64,634	*,e	LogMeIn, Inc	1,337
630	*,e	LoJack Corp	3
46,494	*,e	Longtop Financial Technologies Ltd (ADR)	1,498
116,482	e	Loomis AB	1,500
65,183	*	MacDonald Dettwiler & Associates Ltd	2,423
436		Macromill, Inc	631
148,399	*	Manhattan Associates, Inc	3,781
408,979		Manpower, Inc	23,361
140,967	*	Mantech International Corp (Class A)	6,883
125,635	e	Marchex, Inc (Class B)	642
536,561	e	Mastercard, Inc (Class A)	136,287
862,448	*	McAfee, Inc	34,610
94,440	*,e	Medidata Solutions, Inc	1,435
62,700	e	Meitec Corp	1,228
522,494	*,e	Mentor Graphics Corp	4,190
491,221		Michael Page International plc	2,982
459,371		Micro Focus International plc	3,496
45,943,101		Microsoft Corp	1,344,756
62,119	*	MicroStrategy, Inc (Class A)	5,284
696,166		Misys plc	2,561
572,256		Mitsubishi UFJ Lease & Finance Co Ltd	20,812
293	*,e	Mixi Inc	1,996
327,721	*,e	ModusLink Global Solutions, Inc	2,763
404,488	*,e	MoneyGram International, Inc	1,541
120,650	*,e	Monotype Imaging Holdings, Inc	1,174
408,881	*,e	Monster Worldwide, Inc	6,792
1,085,664	e	Moody’s Corp	32,299
89,492		Morgan Sindall plc	740
30,400	e	Moshi Moshi Hotline, Inc	581
751,329	*,e	Move, Inc	1,570
32,293	*,e	NCI, Inc (Class A)	976
453,482	*	NCR Corp	6,258
16,636		Ncsoft	2,110
12,600		NEC Capital Solutions Ltd	163
1,174,399		NEC Corp	3,530
44,200		NEC Fielding Ltd	599
39,500		NEC Networks & System Integration Corp	523
7,015	*	Nemetschek AG.	184
34,631	*	Neowiz Games Corp	1,077
202,245	*,e	Ness Technologies, Inc	1,276
33,617	e	Net Entertainment NE AB	398

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,488	*	Netease.com (ADR)	$3,316
113,455	*,e	NetFlix, Inc	8,366
209,758	*,e	Netscout Systems, Inc	3,102
73,025	*,e	NetSuite, Inc	1,062
145,565	*,e	Network Equipment Technologies, Inc	802
61,950	*	NHN Corp	9,855
350,404	e	NIC, Inc	2,758
98,500	e	Nihon Unisys Ltd	661
9,000		Nippon Kanzai Co Ltd	145
52,200	e	Nippon System Development Co Ltd	627
335,401		Nippon Systemware Co Ltd	1,173
30,400		Nishio Rent All Co Ltd	223
161,981	e	Nomura Research Institute Ltd	3,690
482,000	*	Norse Energy Corp ASA	332
1,356,150	*	Novell, Inc	8,123
37,800	e	NS Solutions Corp	685
3,825	e	NTT Data Corp	12,745
1,762,996	*	Nuance Communications, Inc	29,336
8,800	e	OBIC Business Consultants Ltd	430
15,096		Obic Co Ltd	2,742
1,450,314	e	Omnicom Group, Inc	56,287
210,577	*,e	On Assignment, Inc	1,501
129,913	*,e	Online Resources Corp	524
69,393	*	Open Text Corp	3,309
11,238	*,e	OpenTable, Inc	429
104,600	e	Opera Software ASA	417
72,335	e	Opnet Technologies, Inc	1,166
72		OPT, Inc	95
20,650,536	e	Oracle Corp	530,513
32,321	e	Oracle Corp Japan	1,499
23,315	e	ORC Software AB	544
71,843	*	Ordina NV	404
11,241	e	Otsuka Corp	714
551,114	*	Parametric Technology Corp	9,948
273	*,e	Pasona Group, Inc	180
275,000		PCA Corp	2,341
112,720	e	PC-Tel, Inc	697
76,741		Pegasystems, Inc	2,839
158,492	*,e	Perficient, Inc	1,786
74,231	*	Pervasive Software, Inc	376
203,180	*	Phase Forward, Inc	2,656
145,346	*,e	Phoenix Technologies Ltd	468
1,768,000		Pico Far East Holdings Ltd	321
1,401,448	e	Playtech Ltd	11,484
76,628	*,e	Portfolio Recovery Associates, Inc	4,205
310,610	*,e	Premiere Global Services, Inc	2,566
197,828	*,e	Progress Software Corp	6,218
173,162	*,e	Promotora de Informaciones S.A.	622
93,476	*,e	PROS Holdings, Inc	924
58,719		Prosegur Cia de Seguridad S.A.	2,649
139,465	e	Publicis Groupe S.A.	5,968
2,731		PubliGroupe AG.	272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,378	e	QAD, Inc	$380
109,020	e	Quality Systems, Inc	6,698
397,715	*,e	Quest Software, Inc	7,075
26,100	*	QuinStreet, Inc	444
310,033	*,e	Rackspace Hosting, Inc	5,807
136,134	*,e	Radiant Systems, Inc	1,943
112,032	*,e	Radisys Corp	1,004
16,476	e	Rakuten, Inc	11,913
95,068	e	Ramirent Oyj	1,005
56,841	*	Randstad Holdings NV	2,701
264,408	*,e	Raser Technologies, Inc	264
364,336	*,e	RealNetworks, Inc	1,760
552,489	*	Red Hat, Inc	16,171
88,193		Redflex Holdings Ltd	142
46,122	e	Renaissance Learning, Inc	749
375,578	*,e	Rent-A-Center, Inc	8,882
44,533	e	Rewards Network, Inc	597
44,300		Ricoh Leasing Co Ltd	1,035
290,980		Rightmove plc	2,976
149,281	*,e	RightNow Technologies, Inc	2,666
170,985	*	Riskmetrics Group Inc	3,866
97,849	e	Ritchie Bros Auctioneers, Inc	2,111
450,156	e	Robert Half International, Inc	13,698
200,619	e	Rollins, Inc	4,349
30,582	*,e	Rosetta Stone, Inc	727
232,089	*,e	RSC Holdings, Inc	1,847
349,757	*,e	S1 Corp	2,064
17,918		S1 Corp (Korea)	740
116,964	*,e	Saba Software, Inc	579
1,390,641		Sage Group plc	5,046
482,800	*,e	Salesforce.com, Inc	35,944
158,413	*,e	Sandvine Corp	306
1,701,517	e	SAP AG.	82,412
390,558		Sapient Corp	3,570
1,049,616	*	Satyam Computer Services Ltd	2,159
111,999	*	SDL plc	829
166,318		Secom Co Ltd	7,276
16,536		Securitas AB (B Shares)	176
526,678		Seek Ltd	3,876
18,199	*	SeLoger.com	722
116	e	SGS S.A.	160
6,811	e	SimCorp AS	1,258
30,573	*	Sina Corp	1,152
4,548,423	e	Singapore Post Ltd	3,414
154,669	*	SK Broadband Co Ltd	733
180,727		Skilled Group Ltd	264
132,587	*,e	Smith Micro Software, Inc	1,172
43	*	SMS Co Ltd	58
172,336		SMS Management & Technology Ltd	1,026
9,959		Societe Des Autoroutes Paris-Rhin-Rhone	716
894,056	e	Softbank Corp	22,024
40,667		Software AG.	4,843

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

203,300		Sohgo Security Services Co Ltd	$2,355
105,505	*,e	Sohu.com, Inc	5,761
298,219	*,e	SolarWinds, Inc	6,459
228	e	So-net Entertainment Corp	568
153	e	So-net M3, Inc	524
319,865	*,e	SonicWALL, Inc	2,780
1,150,577	*,e	Sonus Networks, Inc	3,003
11,430		Sopra Group S.A.	818
360,682	e	Sotheby’s (Class A)	11,214
168,569	*,e	Sourcefire, Inc	3,869
753,938		Speedy Hire plc	346
314,085	*,e	Spherion Corp	2,516
573,475		Spotless Group Ltd	1,500
83,195	e	Square Enix Co Ltd	1,819
245,302	*	SRA International, Inc (Class A)	5,100
159	e	Start Today Co Ltd	289
57,665	*,e	StarTek, Inc	401
141,985		Sthree plc	733
95,466	*,e	Stratasys, Inc	2,327
624,355		STW Communications Group Ltd	487
220,758	*,e	SuccessFactors, Inc	4,203
251,561	*,e	SupportSoft, Inc	823
17,377	e	Sword Group	598
55,225	*	SXC Health Solutions Corp	3,739
346,850	*,e	Sybase, Inc	16,170
168,772	*,e	SYKES Enterprises, Inc	3,855
7,236,967	*	Symantec Corp	122,449
91,454	*,e	Synchronoss Technologies, Inc	1,771
136,355	*	SYNNEX Corp	4,031
412,297	*	Synopsys, Inc	9,223
60,621	e	Syntel, Inc	2,332
350,000		Taiwan Secom Co Ltd	560
11,350,530		Taiwan-Sogo Shinkong Security Corp	8,471
370,473	e	Take-Two Interactive Software, Inc	3,649
88,305	e	TAL International Group, Inc	1,764
186,867	*,e	Taleo Corp (Class A)	4,842
746,263		Tata Consultancy Services Ltd	12,976
53,085	*,e	TechTarget, Inc	278
45,800	e	Tecmo Koei Holdings Co Ltd	327
245,441	*	Telecity Group plc	1,579
76,713		Teleperformance	2,642
249,055	*,e	TeleTech Holdings, Inc	4,254
757,851	*,e	Temenos Group AG.	22,317
1,469,100	e	Tencent Holdings Ltd	29,479
44,247	e	Textainer Group Holdings Ltd	954
278,399	*,e	THQ, Inc	1,952
856,702	*	TIBCO Software, Inc	9,244
83,351	*	Tier Technologies, Inc	663
109,253	e	Tietoenator Oyj	2,529
36,200		TKC	669
121,416	*,e	TNS, Inc	2,708
2,848,000	*	Tom Group Ltd	282

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

218,700	e	Tomra Systems ASA	$1,071
899,546		Total System Services, Inc	14,087
69,707	*,e	TradeDoubler AB	383
179,108	*,e	TradeStation Group, Inc	1,256
49,100	e	Trans Cosmos, Inc/Japan	405
27,463	*,e	Travelzoo, Inc	412
83,403		Trend Micro, Inc	2,908
243,005	*,e	TrueBlue, Inc	3,767
102,896	*,e	UBISOFT Entertainment	1,415
106,304	*	Ultimate Software Group, Inc	3,503
61,686	*,e	Unica Corp	548
366,282	*	Unisys Corp	12,780
29,986		Unit 4 Agresso NV	767
570,063	*,e	United Internet AG.	8,647
506,688	e	United Online, Inc	3,790
322,795	*,e	United Rentals, Inc	3,028
95,425		USG People NV	1,802
12,420	e	USS Co Ltd	844
602,082	*	Valueclick, Inc	6,105
127,695	*,e	Vasco Data Security International	1,053
393,000		Venture Corp Ltd	2,450
283	e	VeriSign Japan KK	114
564,550	*,e	VeriSign, Inc	14,684
94,086	e	Viad Corp	1,933
64,289	*,e	Virtusa Corp	663
2,792,720		Visa, Inc (Class A)	254,222
952,820	*,e	VMware, Inc (Class A)	50,785
78,327	*,e	Vocus, Inc	1,335
63,857	*,e	Volt Information Sciences, Inc	652
147,729	*,e	WebMD Health Corp (Class A)	6,852
293,056	*,e	Websense, Inc	6,673
173,381	*	Website Pros, Inc	945
451,491		Wipro Ltd	7,110
162,608	e	Wirecard AG.	1,537
475	e	Works Applications Co Ltd	317
232,806		Wotif.com Holdings Ltd	1,549
3,998,530		WPP plc	41,443
43,334	e	Yahoo! Japan Corp	15,783
5,462,293	*	Yahoo!, Inc	90,292

		TOTAL BUSINESS SERVICES	6,524,476

CHEMICALS AND ALLIED PRODUCTS - 10.8%
4,319	*	3SBio, Inc (ADR)	53
59,300	*	5N Plus, Inc	318
8,782,901		Abbott Laboratories	462,683
73,781	*,b,m	Able Laboratories, Inc	0	^
20,999	*,e	Abraxis Bioscience, Inc	1,087
196,259		Accsys Technologies plc	123
247,905	*,e	Acorda Therapeutics, Inc	8,478
132,502	*	Actelion Ltd	6,028
15,407	*,e	Acura Pharmaceuticals, Inc	83
3,845	*	Addex Pharmaceuticals Ltd	50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

157,100		ADEKA Corp	$1,569
290,185	*	Adolor Corp	522
255,589		Agrium, Inc	18,052
366,444		Agrium, Inc (Toronto)	25,912
135,350		Air Liquide	16,248
788,453	e	Air Products & Chemicals, Inc	58,306
228,400		Air Water, Inc	2,614
2,294,044		Alapis Holding Industrial and Commercial S.A.	1,363
158,680	*,e	Albany Molecular Research, Inc	1,325
257,073		Albemarle Corp	10,959
787,914		Alberto-Culver Co	20,604
244,917	*	Alexion Pharmaceuticals, Inc	13,316
10,004	e	ALK-Abello AS	788
444,313	*,e	Alkermes, Inc	5,763
342,531	*,e	Allos Therapeutics, Inc	2,545
166,968	*,e	Alnylam Pharmaceuticals, Inc	2,842
98,427	*,e	AMAG Pharmaceuticals, Inc	3,436
303,151	*,e	American Oriental Bioengineering, Inc	1,237
92,792	e	American Vanguard Corp	756
6,774,029	*	Amgen, Inc	404,816
75,156	*,e	Amicus Therapeutics, Inc	240
3,739		Amorepacific Corp	2,720
129	*	AnGes MG, Inc	203
828,571	*,e	Anthera Pharmaceuticals, Inc	5,792
765,342	*	Antisoma plc	87
138,566	e	Arch Chemicals, Inc	4,765
96,974	*,e	Ardea Biosciences, Inc	1,771
447,869	*,e	Arena Pharmaceuticals, Inc	1,388
52,500	e	Arisawa Manufacturing Co Ltd	374
97,449	e	Arkema	3,608
351,061	*,e	Arqule, Inc	2,022
248,366	*,e	Array Biopharma, Inc	681
101,030	*,e	ARYx Therapeutics, Inc	88
1,868,748	e	Asahi Kasei Corp	10,054
31,000		ASKA Pharmaceutical Co Ltd	210
412,037	*	Aspen Pharmacare Holdings Ltd	4,500
502,680	e	Astellas Pharma, Inc	18,201
825,871		AstraZeneca plc	36,833
782,345	e	AstraZeneca plc (ADR)	34,986
49,044	*	Atrium Innovations Inc	805
19,679	e	Auriga Industries (Class B)	371
214,962	*,e	Auxilium Pharmaceuticals, Inc	6,698
354,567	*,e	AVANIR Pharmaceuticals, Inc	823
630,171	e	Avery Dennison Corp	22,945
412,554	*,e	AVI BioPharma, Inc	491
1,557,264	e	Avon Products, Inc	52,745
61,499	*	Axis-Shield plc	383
6,936		Bachem Holding AG.	457
151,714	e	Balchem Corp	3,740
1,858,950	e	BASF AG.	115,296
11,872	*	Basilea Pharmaceutica	920
4,076	e	Beiersdorf AG.	244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,997	*,e	BioCryst Pharmaceuticals, Inc	$631
48,018	*,e	Biodel, Inc	205
66,246	*,e	BioDelivery Sciences International, Inc	254
1,305,048	*	Biogen Idec, Inc	74,858
278,188	*,e	BioMarin Pharmaceuticals, Inc	6,501
66,886	*,e	BioMimetic Therapeutics, Inc	880
18,072	*,e	Biospecifics Technologies Corp	501
303,233	e	Biota Holdings Ltd	632
6,924		Biotest AG.	357
12,694		Biotest AG. (Preference)	634
208,699	e	Biovail Corp	3,491
10,950,199	*,e	Biovitrum AB	57,931
16,286		Boiron S.A.	693
185,028	*	Braskem S.A.	1,362
7,885,155	e	Bristol-Myers Squibb Co	210,534
738,092	e	Cabot Corp	22,438
120,171	*,e	Cadence Pharmaceuticals, Inc	1,097
260,962	*,e	Calgon Carbon Corp	4,468
172,582	*,e	Cambrex Corp	699
58,300	*	Cangene Corp	247
93,234	*,e	Caraco Pharmaceutical Laboratories Ltd	558
115,961	*	Cardiome Pharma Corp	765
43,556	*,e	Cardiovascular Systems, Inc	231
713,122		Celanese Corp (Series A)	22,713
3,499,361	*	Celgene Corp	216,820
2,992,826	*,e	Cell Therapeutics, Inc	1,618
215,933	*,e	Celldex Therapeutics, Inc	1,326
67,930	*	Celltrion, Inc	1,192
538,334	*,e	Cephalon, Inc	36,488
371,104	e	CF Industries Holdings, Inc	33,837
193,614	*,e	Charles River Laboratories International, Inc	7,611
28,969	e	Chase Corp	366
57,210	*,e	Chelsea Therapeutics International, Inc	203
51,474		Chemring Group PLC	2,586
44,870	*,e	China Green Agriculture, Inc	628
146,072	*,e	China Precision Steel, Inc	307
36,562	*,e	China-Biotics, Inc	655
98,055		Christian Dior S.A.	10,460
271,860		Chugai Pharmaceutical Co Ltd	5,112
131,000	e	Chugoku Marine Paints Ltd	901
205,035		Church & Dwight Co, Inc	13,727
671,883		Cipla Ltd	5,064
369,102	*	Clariant AG.	4,694
614,823	e	Clorox Co	39,435
1,400	e	CMIC Co Ltd	325
2,736,239		Colgate-Palmolive Co	233,292
50,417	*,e	Cornerstone Therapeutics, Inc	320
259,229		Croda International	3,686
1,015,788	e	CSL Ltd	33,958
374,486	*,e	Cubist Pharmaceuticals, Inc	8,441
15,000	*,e	Cumberland Pharmaceuticals, Inc	158
366,018	*,e	Curis, Inc	1,124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

185,069	*,e	Cypress Bioscience, Inc	$907
741,656		Cytec Industries, Inc	34,665
182,984	*,e	Cytokinetics, Inc	586
123,103	*,e	Cytori Therapeutics, Inc	561
144,000		Dai Nippon Toryo Co Ltd	157
1,324,550	e	Daicel Chemical Industries Ltd	9,110
531,895	e	Daiichi Sankyo Co Ltd	9,962
		Dainichiseika Color & Chemicals Manufacturing
95,000		Co Ltd	365
1,250,675	e	Dainippon Ink and Chemicals, Inc	2,702
101,000	e	Dainippon Sumitomo Pharma Co Ltd	926
90,000		Daiso Co Ltd	228
934,048	*,e	Dendreon Corp	34,065
29,700	*	Devgen	407
23,779	*	Diamyd Medical AB (B Shares)	444
36,078		DiaSorin S.p.A.	1,358
546,834	*,e	Discovery Laboratories, Inc	284
7,784,393	e	Dow Chemical Co	230,185
212,132		Dr Reddy’s Laboratories Ltd	6,024
647,050	e	DSM NV	28,853
4,263,761		Du Pont (E.I.) de Nemours & Co	158,782
371,764	*,e	Durect Corp	1,119
27,000		Earth Chemical Co Ltd	820
339,123	e	Eastman Chemical Co	21,595
944,803	e	Ecolab, Inc	41,524
517,501	e	Eisai Co Ltd	18,460
408,253	*	Elan Corp plc	3,077
1,157,002	*,e	Elan Corp plc (ADR)	8,770
757,925		Elementis plc	656
3,608,631		Eli Lilly & Co	130,705
123,731	*	Elizabeth Arden, Inc	2,227
118,149	*	Emergent Biosolutions, Inc	1,984
13,637		EMS-Chemie Holding AG.	1,870
238,339	*,e	Enzon Pharmaceuticals, Inc	2,426
172	e	EPS Co Ltd	417
20,860	e	Eramet	7,180
977,023		Estee Lauder Cos (Class A)	63,379
1,912,586		Eternal Chemical Co Ltd	1,954
125,392	*,e	Facet Biotech Corp	3,384
286,249	e	FAES FARMA S.A.	1,320
162,400	e	Fancl Corp	3,078
75,249	e	Female Health Co	540
4,118,136	e	Ferro Corp	36,198
118,972		Fertilizantes Fosfatados S.A.	1,137
299,792		Filtrona plc	993
213,767		FMC Corp	12,941
4,003,039	*,e	Forest Laboratories, Inc	125,535
3,958,733		Formosa Chemicals & Fibre Corp	9,262
5,331,091		Formosa Plastics Corp	11,751
9,772		Fuchs Petrolub AG.	883
23,210	e	Fuchs Petrolub AG. (Preference)	2,238
90,000		Fuso Pharmaceutical Industries Ltd	295

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

615,535	*	Galapagos NV	$9,311
55,641	*,e	Genmab AS	700
1,010,031	*,e	Genzyme Corp	52,350
398,331	*,e	Georgia Gulf Corp	7,365
435,894	*,e	Geron Corp	2,476
6,449,368	*	Gilead Sciences, Inc	293,317
44,519		Givaudan S.A.	39,055
3,101,005		GlaxoSmithKline plc	59,552
58,770	e	Grifols S.A.	878
94,790	*,e	GTx, Inc	317
72,000		Gun-Ei Chemical Industry Co Ltd	170
15,549		H Lundbeck A/s	293
19,660		H&R WASAG AG.	413
264,736	e	H.B. Fuller Co	6,145
453,394	*,e	Halozyme Therapeutics, Inc	3,623
105,605		Hanwha Chemical Corp	1,288
229,945		Haw Par Corp Ltd	983
54,404	e	Hawkins, Inc	1,317
521,294	*,e	Hemispherx Biopharma, Inc	386
85,157		Henkel KGaA	3,946
1,774,327	e	Henkel KGaA (Preference)	95,524
271,876		Hikma Pharmaceuticals plc	2,607
1,326,224		Hindustan Lever Ltd	7,076
37,400	e	Hisamitsu Pharmaceutical Co, Inc	1,390
66,067	*,e	Hi-Tech Pharmacal Co, Inc	1,463
19,334		Honam Petrochemical Corp	1,939
1,092,253	*,e	Hospira, Inc	61,876
1,415,735	*,e	Human Genome Sciences, Inc	42,755
1,566,172		Huntsman Corp	18,872
167,542	e	ICO, Inc	1,354
374,021	*,e	Idenix Pharmaceuticals, Inc	1,055
116,329	*,e	Idera Pharmaceuticals, Inc	722
166,485	*,e	Idexx Laboratories, Inc	9,581
426,235	*,e	Immucor, Inc	9,543
273,445	*,e	Immunogen, Inc	2,212
398,708	*,e	Impax Laboratories, Inc	7,129
2,626,715		Incitec Pivot Ltd	8,364
109,569		Innophos Holdings, Inc	3,057
150,839	e	Innospec, Inc	1,714
294,484	*,e	Inspire Pharmaceuticals, Inc	1,838
5,911		Inter Parfums S.A.	169
58,565	e	Inter Parfums, Inc	868
81,097	*,e	Intercell AG.	2,356
207,882	*,e	InterMune, Inc	9,265
232,301	e	International Flavors & Fragrances, Inc	11,074
231,419	*	Inverness Medical Innovations, Inc	9,014
147,848		Ipsen	7,220
441,000	*	Ishihara Sangyo Kaisha Ltd	363
700,393		Israel Chemicals Ltd	9,476
250,232	*,e	Javelin Pharmaceuticals, Inc	323
14,597,954		Johnson & Johnson	951,786
84,785		Kaiser Aluminum Corp	3,270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

182,000	e	Kaken Pharmaceutical Co Ltd	$1,501
268,411		Kansai Paint Co Ltd	2,188
59,000	e	Kanto Denka Kogyo Co Ltd	461
511,010	e	Kao Corp	12,954
30,800	e	Katakura Industries Co Ltd	318
157,742	e	Kemira Oyj	1,685
2,301,739	*	King Pharmaceuticals, Inc	27,068
1,415,276		Kingboard Chemical Holdings Ltd	6,444
66,000		Kissei Pharmaceutical Co Ltd	1,372
58,000		Koatsu Gas Kogyo Co Ltd	344
99,625	e	Koppers Holdings, Inc	2,821
44,200	e	Kose Corp	1,038
63,000	e	Kumiai Chemical Industry Co Ltd	194
290,965		Kuraray Co Ltd	3,915
172,000	e	KUREHA CORP	833
170,803	*,e	KV Pharmaceutical Co (Class A)	301
115,000	e	Kyorin Co Ltd	1,663
216,067		Kyowa Hakko Kogyo Co Ltd	2,230
387,725	*,e	La Seda de Barcelona S.A. (Class B)	178
118,777	*,e	Landec Corp	787
48,221	*,e	Lannett Co, Inc	205
1,531,640	e	Lanxess AG.	70,574
17,449		LG Household & Health Care Ltd	4,665
954,196	*	Life Technologies Corp	49,876
541,227	*,e	Ligand Pharmaceuticals, Inc (Class B)	947
244,030		Linde AG.	29,117
128,500		Lintec Corp	2,513
360,000		Lion Corp	1,814
670,820	e	Lonza Group AG.	54,714
67,921	e	L’Oreal S.A.	7,143
715,263	e	Lubrizol Corp	65,604
55,676		Lupin Ltd	2,018
270,022	e	Maire Tecnimont S.p.A.	1,028
314,880		Makhteshim-Agan Industries Ltd	1,423
30,300	e	Mandom Corp	826
118,083		Mannatech, Inc	394
257,120	*,e	MannKind Corp	1,687
53,780	*,e	MAP Pharmaceuticals, Inc	855
192,546	e	Martek Biosciences Corp	4,334
409,703		Mcbride plc	1,418
481,402		Meda AB (A Shares)	5,284
73,814	e	Mediceo Paltac Holdings Co Ltd	874
312,051	*,e	Medicines Co	2,446
356,795		Medicis Pharmaceutical Corp (Class A)	8,977
105,255	*,e	Medifast, Inc	2,645
43,351	*	Medigene AG.	195
267,430	*,e	Medivation, Inc	2,805
12,668,514		Merck & Co, Inc	473,168
10,584	e	Merck KGaA	858
189,482	e	Meridian Bioscience, Inc	3,860
146,100		Methanex Corp	3,539
267,535	*,e	Micromet, Inc	2,162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

204,379	*,e	MiddleBrook Pharmaceuticals, Inc	$61
12,800	e	Milbon Co Ltd	293
89,043		Minerals Technologies, Inc	4,616
107,800		Miraca Holdings, Inc	3,286
1,169,267	e	Mitsubishi Chemical Holdings Corp	5,978
496,337		Mitsubishi Gas Chemical Co, Inc	2,989
141,000		Mochida Pharmaceutical Co Ltd	1,342
96,479	*,e	Molecular Insight Pharmaceuticals, Inc	126
177,802	*,e	Momenta Pharmaceuticals, Inc	2,662
3,439,680		Monsanto Co	245,662
29,508	*	Morphosys AG.	669
541,225	e	Mosaic Co	32,890
5,209,825	*,e	Mylan Laboratories, Inc	118,315
133,919	*,e	Myriad Pharmaceuticals, Inc	605
277,060	*,e	Nabi Biopharmaceuticals	1,516
705,618		Nalco Holding Co	17,168
7,766,057		Nan Ya Plastics Corp	15,846
65,471	*,e	Nanosphere, Inc	314
332,401	*	Natraceutical S.A.	205
287,438		Natura Cosmeticos S.A.	5,835
830,000		Natural Beauty Bio-Technology Ltd	146
207,455	*,e	NBTY, Inc	9,954
288,966	*,e	Neurocrine Biosciences, Inc	737
66,143	*,e	NeurogesX, Inc	622
48,161	e	NewMarket Corp	4,960
31,800	e	Nichi-iko Pharmaceutical Co Ltd	894
94,657	*,e	NicOx S.A.	799
61,000	e	Nihon Nohyaku Co Ltd	352
72,000	e	Nihon Parkerizing Co Ltd	976
485,550	e	Nippon Chemiphar Co Ltd	1,350
298,000		Nippon Kayaku Co Ltd	2,588
337,000	e	Nippon Paint Co Ltd	2,206
87,000		Nippon Shinyaku Co Ltd	985
192,000		Nippon Shokubai Co Ltd	1,735
279,000		Nippon Soda Co Ltd	1,235
113,000	e	Nippon Synthetic Chemical Industry Co Ltd	777
116,000		Nippon Valqua Industries Ltd	254
241,022	e	Nissan Chemical Industries Ltd	3,372
48,446	e	NL Industries, Inc	416
30,500	e	Noevir Co Ltd	315
7,877,312	e	Novartis AG.	425,467
798,128	e	Novartis AG. (ADR)	43,179
321,907	*,e	Novavax, Inc	744
634,632	e	Novo Nordisk AS (Class B)	49,246
39,858	e	Novozymes AS (B Shares)	4,411
325,381	*,e	NPS Pharmaceuticals, Inc	1,640
104,116	e	Nufarm Ltd	786
420,544	e	Nuplex Industries Ltd	1,055
55,745	*,e	Nutraceutical International Corp	833
85,112	*	Obagi Medical Products, Inc	1,037
430,260	e	Olin Corp	8,442
162,878	*,e	OM Group, Inc	5,518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,219		Omega Pharma S.A.	$1,655
262,070	*,e	Omeros Corp	1,845
331,722	*,e	Omnova Solutions, Inc	2,604
22,114	*,e	OncoGenex Pharmaceutical, Inc	454
162	*	OncoTherapy Science, Inc	310
77,380	e	Ono Pharmaceutical Co Ltd	3,443
312,751	*,e	Onyx Pharmaceuticals, Inc	9,470
135,131		OPG Groep NV	2,491
229,485	*,e	Opko Health, Inc	454
139,464	*,e	Optimer Pharmaceuticals, Inc	1,713
264,070	*	OraSure Technologies, Inc	1,566
127,696	*,e	Orexigen Therapeutics, Inc	752
72,075	e	Oriflame Cosmetics S.A.	4,492
151,001	e	Oriola-KD Oyj (B Shares)	993
6,891	e	Orion Oyj (Class B)	152
155,788	*,e	OSI Pharmaceuticals, Inc	9,277
138,257	*,e	Osiris Therapeutics, Inc	1,023
142,437	*,e	OXiGENE, Inc	175
700,422	*,e	Pactiv Corp	17,637
167,485	*,e	Pain Therapeutics, Inc	1,050
199,775	*,e	Par Pharmaceutical Cos, Inc	4,954
318,037	*,e	Parexel International Corp	7,413
98,700	*,e	Patheon, Inc	243
593,061	e	PDL BioPharma, Inc	3,683
391,837		Perrigo Co	23,009
106,038	e	PetMed Express, Inc	2,351
41,357,451	e	Pfizer, Inc	709,279
420,199	*,e	Pharmacyclics, Inc	2,622
100,750	*,e	Pharmasset, Inc	2,700
287,381	*,e	Pharmaxis Ltd	746
127,896	*,e	PharMerica Corp	2,330
701,151	*,e	PolyOne Corp	7,180
98,736	*,e	Poniard Pharmaceuticals, Inc	114
394,664	e	Potash Corp of Saskatchewan	47,127
127,716	*,e	Pozen, Inc	1,224
762,661		PPG Industries, Inc	49,878
1,175,541		Praxair, Inc	97,570
166,413	*,e	Prestige Brands Holdings, Inc	1,498
15,490,019		Procter & Gamble Co	980,053
136,336	*,e	Progenics Pharmaceuticals, Inc	727
183,791	*,e	Protalix BioTherapeutics, Inc	1,206
403,600		PTT Chemical PCL	1,186
281,225		PZ Cussons plc	1,162
483,321	*,e	Questcor Pharmaceuticals, Inc	3,978
230,148	*,e	Quidel Corp	3,346
141,972	*	Ranbaxy Laboratories Ltd	1,503
2,545,461	e	Reckitt Benckiser Group plc	139,715
277,144		Recordati S.p.A.	2,109
45,349	*,e	Repros Therapeutics, Inc	31
95,577	*,e	Revlon, Inc (Class A)	1,419
229,189	*,e	Rhodia S.A.	4,749
22,663		Richter Gedeon Nyrt	4,903

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,351,541		Roche Holding AG.	$219,190
261,670	*	Rockwood Holdings, Inc	6,966
120,000		Rohto Pharmaceutical Co Ltd	1,318
540,425	e	RPM International, Inc	11,533
163,000		Sakai Chemical Industry Co Ltd	793
264,366	*	Salix Pharmaceuticals Ltd	9,848
1,655,696		Sanofi-Aventis	123,420
423,462	*,e	Santarus, Inc	2,278
40,404	e	Santen Pharmaceutical Co Ltd	1,213
131,000		Sanyo Chemical Industries Ltd	783
10,063		Sartorius Stedim Biotech	515
35,100	e	Sawai Pharmaceutical Co Ltd	2,290
179,186	*,e	Sciclone Pharmaceuticals, Inc	633
265,539	e	Scotts Miracle-Gro Co (Class A)	12,308
705,669	*,e	Seattle Genetics, Inc	8,426
157,000		Seikagaku Corp	1,641
232,366	e	Sensient Technologies Corp	6,753
509,026	e	Sherwin-Williams Co	34,451
47,000		Shikoku Chemicals Corp	262
647,593	e	Shin-Etsu Chemical Co Ltd	37,613
72,800		Shin-Etsu Polymer Co Ltd	554
192,111	e	Shionogi & Co Ltd	3,654
3,438,185		Shire Ltd	75,862
649,760		Shire plc (ADR)	42,858
871,022	e	Shiseido Co Ltd	18,913
1,682,021		Showa Denko KK	3,796
340,280		Sidi Kerir Petrochemcials Co	904
134,732	*,e	SIGA Technologies, Inc	893
658,636		Sigma-Aldrich Corp	35,342
4,594,000	e	Sinochem Hong Kong Holding Ltd	2,745
4,388,600	*	Sinopec Shanghai Petrochemical Co Ltd	1,741
1,095,200	*	Sinopharm Group Co	4,923
74,292	*	Sinovac Biotech Ltd	439
		Sociedad Nacional de Industrias Apicaciones
79,584	*	Celulosa Espanola S.A.	150
116,587		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,357
615,087	*,e	Solutia, Inc	9,909
59,338		Solvay S.A.	6,100
340,459	*,e	Spectrum Pharmaceuticals, Inc	1,570
60,000		SSP Co Ltd	454
17,200		ST Corp	192
96,556	e	Stada Arzneimittel AG.	3,804
10,518		Stallergenes	824
12,600	e	Stella Chemifa Corp	535
721,252	*,e	StemCells, Inc	837
70,571	e	Stepan Co	3,944
53,807	*,e	Sucampo Pharmaceuticals, Inc (Class A)	192
1,652,673		Sumitomo Chemical Co Ltd	8,079
117,000		Sumitomo Seika Chemicals Co Ltd	461
134,347		Sun Pharmaceuticals Industries Ltd	5,363
395,035	*,e	SuperGen, Inc	1,264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,832	*,e	SurModics, Inc	$1,525
368,078	e	Syngenta AG.	102,213
130,108	*,e	Synta Pharmaceuticals Corp	561
6,200	e	Taiko Pharmaceutical Co Ltd	100
75,815		Taisho Pharmaceutical Co Ltd	1,379
1,414,500		Taiwan Fertilizer Co Ltd	4,521
24,000		Taiyo Ink Manufacturing Co Ltd	643
661,050		Taiyo Nippon Sanso Corp	6,463
1,484,878	e	Takeda Pharmaceutical Co Ltd	65,358
270,907	e	Tanabe Seiyaku Co Ltd	3,825
12,000	e	Tanaka Chemical Corp	203
23,900	e	Tenma Corp	278
30,390		Tessenderlo Chemie NV	1,016
1,352,057		Teva Pharmaceutical Industries Ltd	86,521
4,407,314	e	Teva Pharmaceutical Industries Ltd (ADR)	278,013
88,001	*	Theratechnologies, Inc	440
825,600	*,e	Theravance, Inc	10,997
358,000		Toagosei Co Ltd	1,520
42,000	e	Toda Kogyo Corp	310
725,000		Tokai Carbon Co Ltd	4,219
509,929	e	Tokuyama Corp	2,825
57,700	e	Tokyo Ohka Kogyo Co Ltd	1,072
87,758	e	Toray Industries, Inc	513
31,400		Torii Pharmaceutical Co Ltd	616
301,300	e	Tosoh Corp	767
13,800	e	Towa Pharmaceutical Co Ltd	703
330,000		Toyo Ink Manufacturing Co Ltd	1,483
1,166,000	e	Toyobo Co Ltd	1,858
16,111	*,e	Transgene S.A.	370
911,500		TSRC Corp	1,214
138,000	e	Tsumura & Co	4,008
1,972,388		UBE Industries Ltd	5,063
494,351		UCB S.A.	21,109
212,527	*,e	Ulta Salon Cosmetics & Fragrance, Inc	4,807
264,748	*,e	Unifi, Inc	964
524,000		United Laboratories Ltd	451
290,114		United Phosphorus Ltd	964
265,840	*	United Therapeutics Corp	14,709
229,914	e,f	Uralkali (GDR)	4,826
40,452	*,e	USANA Health Sciences, Inc	1,271
531,091	*,e	USEC, Inc	3,064
384,565	*,e	Valeant Pharmaceuticals International	16,502
410,746		Valspar Corp	12,109
1,546,515	*,e	Vanda Pharmaceuticals, Inc	17,847
445,681	*	Vectura Group plc	318
661,433	*,e	Vertex Pharmaceuticals, Inc	27,033
227,540	*,e	Vical, Inc	765
115,198		Victrex plc	1,539
10,561		Virbac S.A.	1,118
421,419	*	Viropharma, Inc	5,744
20,300	*,e	Vitacost.com, Inc	245
40,200		VITAL KSK Holdings, Inc	262

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,734	e	Wacker Chemie AG.	$1,899
4,199,767		Wah Lee Industrial Corp	5,726
170,774	*,e	Warner Chilcott plc	4,363
1,628,118	*	Watson Pharmaceuticals, Inc	68,006
95,027	e	Westlake Chemical Corp	2,451
389,224	*	WR Grace & Co	10,805
136,568	*,e	Xenoport, Inc	1,265
661,404	e	Yara International ASA	28,712
12,406		Yuhan Corp	1,891
230,479	*	Yule Catto & Co plc	620
226,731	e	Zeltia S.A.	1,204
618,000		Zeon Corp	3,609
32,000	e	ZERIA Pharmaceutical Co Ltd	341
313,119	*,e	Zymogenetics, Inc	1,794

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,957,819

COAL MINING - 0.4%
20,527,500		Adaro Energy Tbk	4,422
459,879	*	Alpha Natural Resources, Inc	22,943
212,041		Anglo Pacific Group plc	782
180,066	*,e	Aquila Resources Ltd	1,740
477,936		Arch Coal, Inc	10,921
508,896	*	Carbon Energy Ltd	269
1,330,908	e	Centennial Coal Co Ltd	5,203
8,744,383	e	China Coal Energy Co	13,650
5,600,799		China Shenhua Energy Co Ltd	24,202
191,808	*,e	Cloud Peak Energy, Inc	3,192
529,427	e	Consol Energy, Inc	22,585
116,148	*	Felix Resources Ltd	68
243,825	e,m	Gloucester Coal Ltd	2,014
243,400	*	Grande Cache Coal Corp	1,980
492,528	*,e	International Coal Group, Inc	2,251
126,768	*,e	James River Coal Co	2,016
210,710		Kumba Resources Ltd	3,642
4,298,412	e	MacArthur Coal Ltd	55,418
396,704		Massey Energy Co	20,744
286,500	e	Mitsui Mining Co Ltd	429
2,664,112	e	New World Resources NV	31,351
1,469,313		Peabody Energy Corp	67,147
264,041	*	Pike River Coal Ltd	173
26,177,000		PT Bumi Resources Tbk	6,473
1,553,634		PT Tambang Batubara Bukit Asam Tbk	2,971
855,700	e	Sasol Ltd	35,564
327,198	*	UK Coal plc	250
510,500	*	Western Canadian Coal Corp	3,056
56,197	*,e	Westmoreland Coal Co	709
761,984	e	Whitehaven Coal Ltd	3,587
4,578,000	e	Yanzhou Coal Mining Co Ltd	11,014

		TOTAL COAL MINING	360,766

COMMERCIAL SERVICES AND SUPPLIES - 0.0%
44,064		Bureau Veritas S.A.	2,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,408		Thessaloniki Port Authority S.A.	$83

		TOTAL COMMERCIAL SERVICES AND SUPPLIES	2,422

COMMUNICATIONS - 4.4%
58,531	*	AboveNet, Inc	2,969
1,824	*	Acotel Group S.p.A	155
269,846	e	Adtran, Inc	7,110
8,484	*	Advanced Digital Broadcast Holdings S.A.	358
1,051,700		Advanced Info Service PCL	2,805
400,000	*	Advanced Info Service PCL (ADR)	1,067
139,146	f	AFK Sistema (GDR)	3,785
194,061	e	Alaska Communications Systems Group, Inc	1,576
47,898		America Movil S.A. de C.V. (ADR) (Series L)	2,411
28,348,755	e	America Movil S.A. de C.V. (Series L)	71,378
1,576,260	*	American Tower Corp (Class A)	67,164
34,351		Amper S.A.	246
202,065	*,e	Anixter International, Inc	9,467
107,708	e	Antena 3 de Television S.A.	1,190
1,225,479	*	AOL, Inc	30,980
313,161	*,e	Aruba Networks, Inc	4,278
368,200		Astro All Asia Networks plc	483
31,134,639		AT&T, Inc	804,518
44,504		Atlantic Tele-Network, Inc	2,000
118,177	*,e	Audiovox Corp (Class A)	919
2,433,003	*,e	Austar United Communications Ltd	2,657
342,089		Austereo Group Ltd	537
577,487	*	Avanzit S.A.	552
356,359	e	BCE, Inc	10,473
663,000		BEC World PCL (Foreign)	509
223,629		Belgacom S.A.	8,735
2,651,802		Bezeq Israeli Telecommunication Corp Ltd	7,527
490,200		Bharti Airtel Ltd	3,413
587,905		Brasil Telecom S.A. (Preference)	3,769
409,558	*,e	Brightpoint, Inc	3,084
960,550		British Sky Broadcasting plc	8,775
28,050,746		BT Group plc	52,740
5,469,241	e	Cable & Wireless plc	4,594
1,869,241	*	Cable & Wireless Worldwide	2,610
1,212,899		Cablevision Systems Corp (Class A)	29,279
117,728		Canal Plus	934
1,031,663	*	Carso Global Telecom SAB de CV	5,239
106,513	*,e	Cbeyond Communications, Inc	1,457
4,940,228		CBS Corp (Class B)	68,867
60,096		Cellcom Israel Ltd	2,096
110,019	*,e	Central European Media Enterprises Ltd (Class A)	3,225
1,784,633		CenturyTel, Inc	63,283
3,090,232	e	China Communications Services Corp Ltd	1,552
9,204,410	e	China Mobile Hong Kong Ltd	88,556
21,811,859	e	China Telecom Corp Ltd	10,759
10,567,923	e	China Unicom Ltd	11,896
6,325,000		Chunghwa Telecom Co Ltd	12,368
1,091,900	*,e	Cincinnati Bell, Inc	3,723

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,441,000		Citic 1616 Holdings Ltd	$488
816,000		City Telecom (HK) Ltd	653
236,786	*,e	Clearwire Corp (Class A)	1,693
25,899	e	Cogeco Cable, Inc	1,053
604,717	*	Colt Telecom Group S.A.	1,166
16,052,605	e	Comcast Corp (Class A)	302,109
224,079	f	Comstar United Telesystems (GDR)	1,571
106,998	e	Consolidated Communications Holdings, Inc	2,029
111,811	*	Corus Entertainment, Inc	2,185
1,060,847	*,e	Crown Castle International Corp	40,556
93,612	*,e	Crown Media Holdings, Inc (Class A)	180
103,187	e	CTC Media, Inc	1,777
56,512		Cyfrowy Polsat S.A.	309
4,936,475	e	Deutsche Telekom AG.	66,908
99,433	*,e	DG FastChannel, Inc	3,177
434,300		Digi.Com BHD	3,006
9,063	*,e	Digital Multimedia Technologies S.p.A.	195
70,460	*,e	DigitalGlobe, Inc	1,969
5,333,936	*	DIRECTV	180,340
2,649,714		DISH Network Corp (Class A)	55,167
67,483	*	Drillisch AG.	488
159	e	Dwango Co Ltd	268
55,023		Egyptian Co for Mobile Services	2,145
96,714		Elisa Oyj (Series A)	1,995
136,954		Empresa Nacional de Telecomunicaciones S.A.	1,863
147,660	*,e	Equinix, Inc	14,373
246,391	e	Eutelsat Communications	8,759
180,500	*	Excelcomindo Pratama PT	69
3,406,717		Far EasTone Telecommunications Co Ltd	4,076
23,179	*	Fastweb	434
36,058		Fisher Communications, Inc	508
124,612	*	Forthnet S.A.	178
2,105,744		France Telecom S.A.	50,384
158,630	*	Freenet AG.	1,960
1,103,350	e	Frontier Communications Corp	8,209
2,856		Fuji Television Network, Inc	4,231
222,459	*,e	General Communication, Inc (Class A)	1,284
89,743	*,e	GeoEye, Inc	2,647
209,966	*,e	Global Crossing Ltd	3,181
486,364	e	Global Payments, Inc	22,154
36,933	*	Global Village Telecom Holding S.A.	1,197
44,750		Globe Telecom, Inc	990
3,775,866	e	Grupo Televisa S.A.	15,966
2,122,421		Hellenic Telecommunications Organization S.A.	26,345
61,657	e	HickoryTech Corp	544
77,194	e	Hikari Tsushin, Inc	1,253
40,778	*	Hughes Communications, Inc	1,136
		Hutchison Telecommunications Hong Kong
9,992,351		Holdings Ltd	1,725
2,451,351	e	Hutchison Telecommunications International Ltd	672
527,313	*	IAC/InterActiveCorp	11,991
798,884	*	Idea Cellular Ltd	1,166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,886	e	Iliad S.A.	$1,226
125,517	*,e	inContact, Inc	358
1,151,273		Inmarsat plc	13,208
135,738	*	Intracom Holdings S.A.	178
149,459	e	Iowa Telecommunications Services, Inc	2,496
5,248,343	*	ITV plc	4,838
256,931	*,e	j2 Global Communications, Inc	6,012
279,401	*	Jazztel plc	1,170
5,126	e	Jupiter Telecommunications Co	5,922
753,042	e	Kcom Group plc	560
2,706	e	KDDI Corp	14,009
154,832	*,e	Knology, Inc	2,081
249,782		KT Corp	10,321
205,031	*,e	Leap Wireless International, Inc	3,354
5,963,862	*,e	Level 3 Communications, Inc	9,661
331,463		LG Telecom Ltd	2,262
971,298	*	Liberty Global, Inc (Class A)	28,323
323,467	*	Liberty Media Corp - Capital (Series A)	11,764
301,770	*	Liberty Media Corp - Starz	16,501
2,542,607	*	Liberty Media Holding Corp (Interactive A)	38,927
154,212	*,e	Lin TV Corp (Class A)	887
113,531	*,e	Lodgenet Entertainment Corp	791
22,094		LS Cable Ltd	1,929
71,294		M6-Metropole Television	1,844
506,604		Magyar Telekom	2,068
31,100		Manitoba Telecom Services, Inc	977
262,952		Maroc Telecom	5,041
259,954	*,e	Mastec, Inc	3,278
2,434,200		Maxis Bhd	3,985
254,488	*,e	Mediacom Communications Corp (Class A)	1,514
754,139		Mediaset S.p.A.	6,478
2,998,182	*,e	MetroPCS Communications, Inc	21,227
302,881	e	Mobile TeleSystems (ADR)	16,810
862,000		MobileOne Ltd	1,282
44,325		Mobilezone Holding AG.	386
21,811		Mobistar S.A.	1,342
85,632	e	Modern Times Group AB (B Shares)	4,981
2,249,138		MTN Group Ltd	34,584
584,452		Naspers Ltd (N Shares)	25,396
21,400		NEC Mobiling Ltd	514
225,482	*	NET Servicos de Comunicacao S.A.	2,954
450,292	*	NeuStar, Inc (Class A)	11,347
152,829	*	Neutral Tandem, Inc	2,442
728,432	*	NII Holdings, Inc (Class B)	30,346
1,658,962		Nippon Telegraph & Telephone Corp	69,915
100		Nippon Television Network Corp	14
148,773	*,e	Novatel Wireless, Inc	1,001
30,277	*	NRJ Group	280
219,883	e	NTELOS Holdings Corp	3,912
20,843	e	NTT DoCoMo, Inc	31,747
3,790,252		Orascom Telecom Holding SAE	3,876
760,909	*,e	PAETEC Holding Corp	3,561

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

123,060		Partner Communications	$2,764
14,969,024		PCCW Ltd	4,454
74,077		Philippine Long Distance Telephone Co	3,967
26,615		Philippine Long Distance Telephone Co (ADR)	1,418
1,370,000		Phoenix Satellite Television Holdings Ltd	348
423,403		Portugal Telecom SGPS S.A.	4,734
13,808	e	Preformed Line Products Co	527
432,257	*	Premiere AG.	1,115
139,888	e	ProSiebenSat.1 Media AG.	2,362
1,527,858		PT Indosat Tbk	923
		PT Multimedia Servicos de Telecomunicacoes e
225,280	e	Multimedia SGPS S.A.	1,155
14,827,004		PT Telekomunikasi Indonesia Tbk (Series B)	13,117
245,728	*	QSC AG.	536
13,852,753	e	Qwest Communications International, Inc	72,311
196,027	*,e	RCN Corp	2,956
5,378		Reply S.p.A.	123
711,903	e	Rogers Communications, Inc (Class B)	24,315
2,179		Rostelecom (ADR)	65
2,867,319	e	Royal KPN NV	45,427
176,719		Salmat Ltd	689
170,633	*,e	SAVVIS, Inc	2,815
1,000,541	*,e	SBA Communications Corp (Class A)	36,090
191,029	e	SES Global S.A.	4,824
138,669	e	Seven Network Ltd	952
10,049	*	Seven Network Ltd TELYS3	790
362,442	*,e	Shaw Communications, Inc (B Shares)	7,176
114,615	e	Shenandoah Telecom Co	2,155
202,661	*,e	Sinclair Broadcast Group, Inc (Class A)	1,030
7,782,309		Singapore Telecommunications Ltd	17,635
49,765		SK Telecom Co Ltd	7,631
29,200	e	SK Telecom Co Ltd (ADR)	504
399,802		Sky Network Television Ltd	1,517
3,281	e	Sky Perfect Jsat Corp	1,411
313,500		SmarTone Telecommunications Holding Ltd	324
51,891	e	Societe Television Francaise 1	963
106,770	*,e	SONAECOM - SGPS S.A.	230
17,323,611	*	Sprint Nextel Corp	65,830
306,000		StarHub Ltd	501
59,995	*,e	SureWest Communications	515
70,883		Swisscom AG.	25,869
96,111	*	Switch & Data Facilities Co, Inc	1,707
304,399	*,e	Syniverse Holdings, Inc	5,927
3,257,103		Taiwan Mobile Co Ltd	6,133
149,127		Tele Norte Leste Participacoes S.A.	3,203
338,760		Tele Norte Leste Participacoes S.A. (Preference)	6,002
358,844		Tele2 AB (B Shares)	5,989
4,342,198		Telecom Corp of New Zealand Ltd	6,693
847,034		Telecom Egypt	2,617
1,561,759	*,e	Telecom Italia Media S.p.A.	164
42,743,318		Telecom Italia RSP	48,206
8,435,265	e	Telecom Italia S.p.A.	12,145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,686		Telecom Plus plc	$293
178,058	*,e	TeleCommunication Systems, Inc (Class A)	1,305
143,692		Telefonica O2 Czech Republic A.S.	3,356
6,471,498		Telefonica S.A.	153,312
7,145,919	e	Telefonos de Mexico S.A. de C.V. (Series L)	5,595
15,692		Telegate AG.	197
225,317		Telekom Austria AG.	3,150
1,147,900		Telekom Malaysia BHD	1,211
851,652		Telekomunikacja Polska S.A.	4,833
31,496		Telemar Norte Leste S.A.	887
103,683		Telenet Group Holding NV	3,133
1,760,575	*,e	Telenor ASA	23,876
547,501	e	Telephone & Data Systems, Inc	18,533
201,718		Telesp Celular Participacoes S.A.	5,479
174,514		Television Broadcasts Ltd	845
1,803,885	e	TeliaSonera AB	12,804
379,673		Telkom S.A. Ltd	1,780
6,748,913		Telmex Internacional SAB de CV	6,534
7,484,083	e	Telstra Corp Ltd	20,535
61,246		TELUS Corp	2,279
376,120	e	TELUS Corp, non-voting shares	13,458
609,449	e	Ten Network Holdings Ltd	1,063
265,229	*,e	Terremark Worldwide, Inc	1,859
10,532		Thrane & Thrane AS	329
777,060		Tim Participacoes S.A.	2,172
1,587,685	e	Time Warner Cable, Inc	84,639
3,689,317	*,e	Tiscali S.p.A.	859
556,797	*,e	TiVo, Inc	9,532
34,400		Total Access Communication PCL	40
430,100		Total Access Communication PCL	499
649,883		Turk Telekomunikasyon AS	2,184
1,000,177		Turkcell Iletisim Hizmet AS	6,096
311,900		Turkcell Iletisim Hizmet AS (ADR)	4,697
815		TV Asahi Corp	1,238
5,700		TV Tokyo Corp	113
134,241		TVN S.A.	846
216,432	*,e	US Cellular Corp	8,956
215,940	e	USA Mobility, Inc	2,736
143,246	*,e	Usen Corp	89
17,756,465		Verizon Communications, Inc	550,805
28,262	*	VERSATEL AG.	271
413,352		Vimpel-Communications (ADR)	7,610
2,105,398	e	Vivendi Universal S.A.	56,347
469,100		Vodacom Group Pty Ltd	3,581
90,493,541		Vodafone Group plc	208,731
845,601		Vodafone Group plc (ADR)	19,694
2,049,387	e	Windstream Corp	22,318
252,756		ZEE Telefilms Ltd	1,510
		TOTAL COMMUNICATIONS	4,499,733

DEPOSITORY INSTITUTIONS - 9.4%
96,757	e	1st Source Corp	1,698

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,018,851		77 Bank Ltd	$5,820
124,584	e	Abington Bancorp, Inc	984
443,464		ABSA Group Ltd	8,664
999,118		African Bank Investments Ltd	4,883
329,957		Agricultural Bank of Greece	682
11,200		Aichi Bank Ltd	906
1,178,813		Akbank TAS	7,612
342,000		Akita Bank Ltd	1,375
21,694	e	Alliance Financial Corp	640
1,047,800		Alliance Financial Group BHD	925
1,385,058	*	Allied Irish Banks plc	2,241
65,815	*	Alpha Bank S.A.	623
42,519	*	Amagerbanken AS	247
29,134	e	American National Bankshares, Inc	587
88,462	e	Ameris Bancorp	799
36,008	e	Ames National Corp	722
4,764,767		AMMB Holdings Berhad	7,303
541,290	*,m	Anglo Irish Bank Corp plc	159
486,000		Aomori Bank Ltd	1,144
2,455,000		Aozora Bank Ltd	3,466
55,214	e	Arrow Financial Corp	1,485
483,767	e	Associated Banc-Corp	6,676
473,069	e	Astoria Financial Corp	6,860
550,473	*	Asya Katilim Bankasi AS	1,473
32,828		Attijariwafa Bank	1,144
11,628	e	Auburn National Bancorporation, Inc	240
3,525,131		Australia & New Zealand Banking Group Ltd	82,035
292,000	e	Awa Bank Ltd	1,740
315,909	e	Banca Carige S.p.A.	863
56,790	e	Banca Generali S.p.A	635
24,073		Banca IFIS S.p.A.	231
4,296,550	*	Banca Intesa S.p.A.	16,002
2,613,330		Banca Intesa S.p.A. RSP	7,827
820,255	e	Banca Monte dei Paschi di Siena S.p.A.	1,214
171,068		Banca Popolare dell’Etruria e del Lazio	910
270,446		Banca Popolare di Milano	1,679
319,925		Banca Profilo S.p.A.	255
38,516	e	Bancfirst Corp	1,614
169,352		Banche Popolari Unite Scpa	2,285
3,572,526	e	Banco Bilbao Vizcaya Argentaria S.A.	48,880
4,717	e	Banco BPI S.A.	13
2,609,125		Banco Bradesco S.A.	48,123
108,451	e	Banco Comercial Portugues S.A.	121
36,361		Banco de Credito e Inversiones	1,407
2,525,900		Banco de Oro Universal Bank	2,320
77,208	e	Banco de Sabadell S.A.	426
18,287	e	Banco de Valencia S.A.	117
84,548		Banco di Desio e della Brianza S.p.A.	491
908,572		Banco do Brasil S.A.	15,251
494,881		Banco do Estado do Rio Grande do Sul	4,146
95,475	e	Banco Espirito Santo S.A.	516
3,053,101		Banco Itau Holding Financeira S.A.	66,956

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

		Banco Latinoamericano de Exportaciones S.A.
141,022		(Class E)	$2,025
269,339	e	Banco Pastor S.A.	1,562
96,693	*	Banco Popolare Scarl	673
365,053	e	Banco Popular Espanol S.A.	2,687
726,059		Banco Santander Brasil S.A.	8,974
1,605,145		Banco Santander Brasil S.A. (ADR)	19,952
21,798,405	e	Banco Santander Central Hispano S.A.	289,710
84,139,486		Banco Santander Chile S.A.	5,524
257,757		BanColombia S.A.	2,987
60,969	e	BanColombia S.A. (ADR)	2,784
87,725		BanColombia S.A. (Preference)	1,017
12,854	e	Bancorp Rhode Island, Inc	352
234,842	e	Bancorpsouth, Inc	4,922
90,500		Bangkok Bank PCL	368
365,800		Bangkok Bank PCL (ADR)	1,488
1,730,100		Bangkok Bank PCL (Foreign Reg)	7,357
304,244		Banif SGPS S.A.	464
29,565	*	Bank Handlowy w Warszawie S.A.	828
1,417,776	*	Bank Hapoalim Ltd	6,291
1,564,530	*	Bank Leumi Le-Israel	7,341
470,632	*	Bank Millennium S.A.	720
247,483	e	Bank Mutual Corp	1,609
4,826,500		Bank Negara Indonesia PT	1,207
55,969,446		Bank of America Corp	999,054
102,034		Bank of Attica	183
2,226,500		Bank of Ayudhya PCL	1,460
91,804,000	e	Bank of China Ltd	48,951
9,576,022	e	Bank of Communications Co Ltd	11,408
763,893	e	Bank of East Asia Ltd	2,814
208,986	e	Bank of Hawaii Corp	9,394
1,559,229	*	Bank of Ireland	3,370
30,900		Bank of Iwate Ltd	1,795
15,064	e	Bank of Kentucky Financial Corp	300
522,519		Bank of Kyoto Ltd	4,812
27,547	e	Bank of Marin Bancorp	911
1,077,429		Bank of Montreal	65,400
224,000		Bank of Nagoya Ltd	910
4,421,645		Bank of New York Mellon Corp	136,540
1,911,987	e	Bank of NOVA Scotia	95,783
78,300		Bank of Okinawa Ltd	3,191
535,987	e	Bank of Queensland Ltd	5,799
202,000		Bank of Saga Ltd	579
76,513	e	Bank of the Ozarks, Inc	2,692
1,621,780		Bank of the Philippine Islands	1,615
139,800		Bank of the Ryukyus Ltd	1,575
1,982,681	e	Bank of Yokohama Ltd	9,713
7,177,500		Bank Rakyat Indonesia	6,507
47,521		Bank Sarasin & Compagnie AG.	1,972
47,451		Bank Zachodni WBK S.A.	3,420
113,783	e	BankFinancial Corp	1,043
13,127		Bankinter S.A.	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

152,256	e	Banner Corp	$585
6,399		Banque Cantonale Vaudoise	2,986
19,696	e	Bar Harbor Bankshares	601
26,483,698		Barclays plc	144,801
10,103		Basler Kantonalbank	1,203
2,315,331	e	BB&T Corp	74,994
357,655	e	Bendigo Bank Ltd	3,282
186,335	*,e	Beneficial Mutual Bancorp, Inc	1,766
67,423	e	Berkshire Hills Bancorp, Inc	1,236
115,531		BinckBank NV	2,044
2,327,971		BNP Paribas	178,783
6,344,075		BOC Hong Kong Holdings Ltd	15,132
55,872	e	BOK Financial Corp	2,930
370,907	e	Boston Private Financial Holdings, Inc	2,734
11,479	*	BRE Bank S.A.	1,044
30,269	e	Bridge Bancorp, Inc	708
292,593	e	Brookline Bancorp, Inc	3,113
4,584	e	Brooklyn Federal Bancorp, Inc	39
39,977	e	Bryn Mawr Bank Corp	726
2,647,048		Bumiputra-Commerce Holdings BHD	11,409
119,153		Caja de Ahorros del Mediterraneo	990
48,494	e	Camden National Corp	1,557
455,516	e	Canadian Imperial Bank of Commerce/Canada	33,278
104,476	e	Canadian Western Bank	2,489
66,695	e	Capital City Bank Group, Inc	950
62,466	e	Capitol Federal Financial	2,340
144,415	e	Cardinal Financial Corp	1,542
40,873	e	Cass Information Systems, Inc	1,273
9,700,116		Cathay Financial Holding Co Ltd	16,188
334,483	e	Cathay General Bancorp	3,897
57,537	e	Center Bancorp, Inc	478
63,670	e	Centerstate Banks of Florida, Inc	780
269,459	*,e	Central Pacific Financial Corp	453
13,940	e	Century Bancorp, Inc	268
7,299,000		Chang Hwa Commercial Bank	3,310
120,666	e	Chemical Financial Corp	2,850
4,259	e	Cheviot Financial Corp	39
2,014,938		Chiba Bank Ltd	12,048
51,800	*	Chiba Kogyo Bank Ltd	406
31,425	*,e	Chicopee Bancorp, Inc	399
11,922,855		China Citic Bank	8,937
72,352,291		China Construction Bank	59,267
12,570,374		China Development Financial Holding Corp	3,562
5,961,592	e	China Merchants Bank Co Ltd	16,124
5,424,000	*	China Minsheng Banking Corp Ltd	5,596
12,541,089		Chinatrust Financial Holding Co	7,108
159,000		Chong Hing Bank Ltd	295
128,000	e	Chugoku Bank Ltd	1,728
174,000	e	Chukyo Bank Ltd	530
123,840,803	*	Citigroup, Inc	501,554
49,433	e	Citizens & Northern Corp	620
19,281	e	Citizens Holding Co	476

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,902,069	*,e	Citizens Republic Bancorp, Inc	$2,244
94,194	e	City Holding Co	3,230
177,024	e	City National Corp	9,554
45,455	e	Clifton Savings Bancorp, Inc	421
42,340	e	CNB Financial Corp	654
119,015	e	CoBiz, Inc	741
146,137	e	Columbia Banking System, Inc	2,968
51,463		Comdirect Bank AG.	518
1,011,961	e	Comerica, Inc	38,495
176,511	e	Commerce Bancshares, Inc	7,262
469,502		Commercial International Bank	5,548
64,815	*,e	Commerzbank AG.	555
1,880,715		Commonwealth Bank of Australia	97,147
175,992	e	Community Bank System, Inc	4,009
95,937	e	Community Trust Bancorp, Inc	2,599
87,922	e	Credicorp Ltd (NY)	7,753
1,715,891		Credit Agricole S.A.	30,036
133,432		Credito Emiliano S.p.A.	923
150,501	e	Cullen/Frost Bankers, Inc	8,398
442,581	e	CVB Financial Corp	4,395
176,040		Daegu Bank	2,357
684,400	*	Dah Sing Banking Group Ltd	936
229,600	*	Dah Sing Financial Holdings Ltd	1,257
629,000		Daishi Bank Ltd	2,180
53,847	*	Danske Bank AS	1,325
3,810,657		DBS Group Holdings Ltd	38,952
555,964	e	Deutsche Bank AG.	42,825
4,046	*,e	Deutsche Postbank AG.	130
206,745	*,e	Dexia	1,233
183,935	e	Dime Community Bancshares	2,323
632,777	*,e	DNB NOR Holding ASA	7,229
114,131	*,e	Dollar Financial Corp	2,746
300,000	*	Dummy Set-up for ticker DUMMY US	0	^
5,239,020		E.Sun Financial Holding Co Ltd	2,120
57,055	*,e	Eagle Bancorp, Inc	676
568,946		East West Bancorp, Inc	9,911
54,481	*	EFG Eurobank Ergasias S.A.	500
109,646		EFG International	1,903
220,000		Ehime Bank Ltd	619
345,000		Eighteenth Bank Ltd	1,037
23,472		Enterprise Bancorp, Inc	287
58,350	e	Enterprise Financial Services Corp	645
68,092		Erste Bank der Oesterreichischen Sparkassen AG.	2,860
43,945	e	ESB Financial Corp	566
96,881	e	ESSA Bancorp, Inc	1,215
228,698	*	Euronet Worldwide, Inc	4,215
33,388	e	Farmers Capital Bank Corp	286
227,500		FIDEA Holdings Co Ltd	397
3,089,995		Fifth Third Bancorp	41,993
54,189	e	Financial Institutions, Inc	792
4,960	*,e,m	Fionia Bank AS	0	^
96,647	e	First Bancorp (NC)	1,307

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

472,345	e	First Bancorp (Puerto Rico)	$1,138
52,820	e	First Bancorp, Inc	842
199,414	e	First Busey Corp	881
9,184	*	First California Financial Group, Inc	24
20,738		First Citizens Bancshares, Inc (Class A)	4,122
411,977	e	First Commonwealth Financial Corp	2,764
55,418	e	First Community Bancshares, Inc	686
55,150	e	First Defiance Financial Corp	558
337,150	e	First Financial Bancorp	5,998
118,005	e	First Financial Bankshares, Inc	6,083
65,996	e	First Financial Corp	1,911
108,948	e	First Financial Holdings, Inc	1,641
105,495	e	First Financial Northwest, Inc	721
19,058	e	First Financial Service Corp	167
1,033,609	*	First Horizon National Corp	14,522
135,149	e	First Merchants Corp	941
387,204		First Midwest Bancorp, Inc	5,247
664,097	e	First Niagara Financial Group, Inc	9,443
26,635	e	First of Long Island Corp	642
46,138	e	First South Bancorp, Inc	577
452,433	e	FirstMerit Corp	9,759
4,132,626		FirstRand Ltd	11,461
431,555	*,e	Flagstar Bancorp, Inc	259
160,519	e	Flushing Financial Corp	2,032
620,917	e	FNB Corp	5,036
3,347,041	*	Fortis	11,917
26,931	*,e	Fox Chase Bancorp, Inc	291
2,128,000		Fubon Bank Hong Kong Ltd	932
9,572,364		Fubon Financial Holding Co Ltd	11,635
11,681,587		Fuhwa Financial Holdings Co Ltd	7,007
343,000	e	Fukui Bank Ltd	1,090
1,595,905	e	Fukuoka Financial Group, Inc	6,777
302,000		Fukushima Bank Ltd	162
634,197		Fulton Financial Corp	6,462
289,337	*	Geniki Bank	246
53,551	e	German American Bancorp, Inc	810
359,902		Glacier Bancorp, Inc	5,481
63,146	e	Great Southern Bancorp, Inc	1,417
186,598		Greek Postal Savings Bank	958
2,083,998	e	Grupo Financiero Banorte S.A. de C.V.	9,198
849,766	e	Grupo Financiero Inbursa S.A.	2,914
378,089	*,e	Guaranty Bancorp	601
343,974		Gunma Bank Ltd	1,902
204,500		Hachijuni Bank Ltd	1,164
128,210	e	Hampton Roads Bankshares, Inc	200
148,734	e	Hancock Holding Co	6,219
1,108,175		Hang Seng Bank Ltd	15,443
3,080	*,e	Hanmi Financial Corp	7
192,704	e	Harleysville National Corp	1,291
411,845		HDFC Bank Ltd	17,737
87,514	e	Heartland Financial USA, Inc	1,398
26,833	*,e	Heritage Financial Corp	405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,967	e	Heritage Financial Group	$36
193,000		Higashi-Nippon Bank Ltd	405
406,000		Higo Bank Ltd	2,258
51,132	e	Hiroshima Bank Ltd	216
437,000		Hokkoku Bank Ltd	1,622
430,000	e	Hokuetsu Bank Ltd	704
1,902,539		Hokuhoku Financial Group, Inc	4,172
41,222	*	Home Bancorp, Inc	577
86,396	e	Home Bancshares, Inc	2,284
63,969		Home Capital Group, Inc	2,723
80,703	e	Home Federal Bancorp, Inc	1,171
573,600		Hong Leong Bank BHD	1,519
476,212		Hong Leong Credit BHD	1,234
24,424		HQ AB	446
25,804,511		HSBC Holdings plc	261,578
4,370,339		Hua Nan Financial Holdings Co Ltd	2,677
2,920,683		Hudson City Bancorp, Inc	41,357
11,484,856		Huntington Bancshares, Inc	61,674
343,000		Hyakugo Bank Ltd	1,611
339,000		Hyakujushi Bank Ltd	1,320
129,879		IBERIABANK Corp	7,794
1,110,106		ICICI Bank Ltd	23,552
50,525	e	ICICI Bank Ltd (ADR)	2,157
114,879	e	Independent Bank Corp	2,833
72,482,000	e	Industrial & Commercial Bank of China	55,265
388,560		Industrial Bank Of Korea	5,083
200	*,b	IndyMac Bancorp, Inc	0	^
3,099		ING Bank Slaski S.A.	809
6,980,536	*	ING Groep NV	69,694
1,854	f	Intergroup Financial Services Corp	41
283,174	e	International Bancshares Corp	6,510
280,067		Investec Ltd	2,403
978,934		Investec plc	8,007
325,059	*,e	Investors Bancorp, Inc	4,291
1,448,694		Israel Discount Bank Ltd	3,312
27,683	e	Iyo Bank Ltd	263
1,264,778		Joyo Bank Ltd	5,641
21,230,985		JPMorgan Chase & Co	950,086
1,129,386		Julius Baer Group Ltd	40,970
837,626		Julius Baer Holding AG.	10,288
667,000		Juroku Bank Ltd	2,647
98,671	*	Jyske Bank	3,505
169,000	m	Kagawa Bank Ltd	577
215,000		Kagoshima Bank Ltd	1,511
430,000	e	Kansai Urban Banking Corp	667
78,400	e	Kanto Tsukuba Bank Ltd	222
17,163		KAS Bank NV	316
1,279,300		Kasikornbank PCL	3,818
6,300		Kasikornbank PCL	19
2,352,400		Kasikornbank PCL (Foreign)	7,493
90,161	e	Kearny Financial Corp	940
488,000		Keiyo Bank Ltd	2,354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,834	e	Kentucky First Federal Bancorp	$51
2,968,309		Keycorp	23,004
6,168	e	K-Fed Bancorp	55
921,000		Kiyo Holdings, Inc	1,222
18,523		Komercni Banka A.S.	3,759
1,023,190		Korea Exchange Bank	12,208
168,764		Kotak Mahindra Bank Ltd	2,812
7,221,100		Krung Thai Bank PCL	2,680
121,810	e	Lakeland Bancorp, Inc	1,078
89,387	e	Lakeland Financial Corp	1,703
40,959	e	Laurentian Bank of Canada	1,739
33,766	e	Legacy Bancorp, Inc	320
25,905	*	Liechtenstein Landesbank	1,881
21,747,228	*	Lloyds TSB Group plc	20,715
227,226	e	M&T Bank Corp	18,037
116,361	e	MainSource Financial Group, Inc	783
4,792,250		Malayan Banking BHD	10,974
931,418		Marfin Popular Bank Public Co Ltd	2,566
1,645,323	e	Marshall & Ilsley Corp	13,245
256,584	e	MB Financial, Inc	5,781
668,682		Mediobanca S.p.A.	7,185
12,088,360		Mega Financial Holding Co Ltd	7,004
23,441		Merchants Bancshares, Inc	509
55,748	*,e	Meridian Interstate Bancorp, Inc	580
2,152,000		Metropolitan Bank & Trust	2,381
253,000		Michinoku Bank Ltd	520
22,068	e	Midsouth Bancorp, Inc	364
212,000		Mie Bank Ltd	587
433,000		Minato Bank Ltd	565
23,572,946	e	Mitsubishi UFJ Financial Group, Inc	123,551
5,576,945	e	Mitsui Trust Holdings, Inc	20,938
485,000		Miyazaki Bank Ltd	1,468
154,404		Mizrahi Tefahot Bank Ltd	1,460
12,282,800	e	Mizuho Financial Group, Inc	24,305
514,655	e	Mizuho Trust & Banking Co Ltd	517
49,400		Musashino Bank Ltd	1,418
481,000	e	Nanto Bank Ltd	2,696
185,657	*,e	Nara Bancorp, Inc	1,626
19,973	e	NASB Financial, Inc	462
4,797,147	e	National Australia Bank Ltd	121,146
206,258	e	National Bank of Canada	12,558
1,501,089		National Bank of Greece S.A.	30,209
33,489	e	National Bankshares, Inc	913
594,189	e	National Penn Bancshares, Inc	4,100
40,328	*	Natixis	218
192,476	e	NBT Bancorp, Inc	4,398
398,595	e	Nedbank Group Ltd	7,661
165,754	*,e	Net 1 UEPS Technologies, Inc	3,048
1,233,817	e	New York Community Bancorp, Inc	20,407
550,015	e	NewAlliance Bancshares, Inc	6,941
1,145,854		Nishi-Nippon City Bank Ltd	3,383
3,957,808	e	Nordea Bank AB	39,054

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,334	e	Northeast Community Bancorp, Inc	$211
22,377	*	Northern Rock plc	0	^
749,314	e	Northern Trust Corp	41,407
107,048	e	Northfield Bancorp, Inc	1,550
29,816	e	Northrim BanCorp, Inc	509
208,908		Northwest Bancshares, Inc	2,453
8,859	e	Norwood Financial Corp	239
81,393	e	OceanFirst Financial Corp	925
521,000		Ogaki Kyoritsu Bank Ltd	1,800
19,492	e	Ohio Valley Banc Corp	420
385,000		Oita Bank Ltd	1,417
335,453	e	OKO Bank (Class A)	3,770
456,716	e	Old National Bancorp	5,458
3,090	e	Old Point Financial Corp	46
92,028	e	Old Second Bancorp, Inc	606
21,900	*	OmniAmerican Bancorp, Inc	253
135,190	e	Oriental Financial Group, Inc	1,825
64,615	e	Oritani Financial Corp	1,038
24,720	e	Orrstown Financial Services, Inc	627
398,413	*,e	OTP Bank Rt	13,934
5,059,657		Oversea-Chinese Banking Corp	31,502
347,380	e	Pacific Capital Bancorp	629
69,328	e	Pacific Continental Corp	728
143,162	e	PacWest Bancorp	3,267
64,322	e	Park National Corp	4,008
105,209		PayPoint plc	559
48,482	e	Peapack Gladstone Financial Corp	762
18,488	e	Penns Woods Bancorp, Inc	620
34,557	*,e	Pennsylvania Commerce Bancorp, Inc	476
66,743	e	Peoples Bancorp, Inc	1,100
18,214	e	Peoples Financial Corp	273
1,609,644	e	People’s United Financial, Inc	25,175
312,405	e	Piccolo Credito Valtellinese Scarl	2,049
172,535	*,e	Pinnacle Financial Partners, Inc	2,607
39,220		Piraeus Bank S.A.	343
2,574,194	e	PNC Financial Services Group, Inc	153,679
1,823,097		Popular, Inc	5,305
4,412		Porter Bancorp, Inc	58
998,820		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,969
513,583	e	Premierwest Bancorp	231
301,845	e	PrivateBancorp, Inc	4,135
241,544	e	Prosperity Bancshares, Inc	9,903
264,882	e	Provident Financial Services, Inc	3,152
203,128	e	Provident New York Bancorp	1,926
6,457	e	Prudential Bancorp, Inc of Pennsylvania	54
15,773,500		PT Bank Central Asia Tbk	9,534
5,349,593		PT Bank Danamon Indonesia Tbk	3,057
10,691,500		PT Bank Mandiri Persero Tbk	6,286
58,220		Public Bank BHD	208
1,311,911		Public Bank BHD (Foreign)	4,697
200,087		Pusan Bank	2,149
5,297	e	Qc Holdings, Inc	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

268,006	e	Raiffeisen International Bank Holding AG.	$12,742
11,005,580	e	Regions Financial Corp	86,394
129,908	e	Renasant Corp	2,102
68,557	e	Republic Bancorp, Inc (Class A)	1,292
35,984	*,e	Republic First Bancorp, Inc	139
597,000	e	Resona Holdings, Inc	7,548
1,090,600		RHB Capital BHD	1,886
51,308	e	Rockville Financial, Inc	625
42,600	e	Roma Financial Corp	534
5,200	*,m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	7,912
1,860,785	e	Royal Bank of Canada (Toronto)	108,901
7,236,373	*	Royal Bank of Scotland Group plc	4,832
128,558	e	S&T Bancorp, Inc	2,687
57,460	e	S.Y. Bancorp, Inc	1,307
99,796	e	Sandy Spring Bancorp, Inc	1,497
225,000		San-In Godo Bank Ltd	1,877
45,965	*,e	Santander BanCorp	564
17,000		Sapporo Hokuyo Holdings, Inc	78
131,644	e,f	Sberbank (GDR)	38,895
63,851		SCBT Financial Corp	2,365
272,600	e	Senshu Ikeda Holdings, Inc	496
1,729	e	SEVEN BANK Ltd	3,477
329,000	e	Shiga Bank Ltd	2,076
343,000	e	Shikoku Bank Ltd	1,148
11,200		Shimizu Bank Ltd	450
7,054,270		Shin Kong Financial Holding Co Ltd	2,777
757,126	e	Shinsei Bank Ltd	915
700,234	e	Shizuoka Bank Ltd	6,104
51,061	e	Shore Bancshares, Inc	728
2,485,100		Siam Commercial Bank PCL	7,071
40,366	e	Sierra Bancorp	520
211,889	*	Signature Bank	7,850
91,375	e	Simmons First National Corp (Class A)	2,519
7,270,947		SinoPac Financial Holdings Co Ltd	2,587
116,754	*	Skandinaviska Enskilda Banken AB (Class A)	746
63,713	e	Smithtown Bancorp, Inc	263
2,291,695		Societe Generale	144,132
1,001,441	e	South Financial Group, Inc	692
82,665	e	Southside Bancshares, Inc	1,783
109,377	e	Southwest Bancorp, Inc	905
211,736	e	Sparebanken Midt-Norge	1,710
5,222		St Galler Kantonalbank	2,382
1,623,738		Standard Bank Group Ltd	25,547
1,829,648		Standard Chartered plc	49,907
122,231		Standard Chartered plc (Hong Kong)	3,287
77,429	e	State Bancorp, Inc	609
43,848		State Bank of India Ltd	2,030
40,386	f	State Bank of India Ltd (GDR)	3,796
2,538,310		State Street Corp	114,579
115,870	e	StellarOne Corp	1,549
141,115	e	Sterling Bancorp	1,418

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

458,313	e	Sterling Bancshares, Inc	$2,557
278,472	*,e	Sterling Financial Corp	159
48,913	e	Suffolk Bancorp	1,502
3,249,710	e	Sumitomo Mitsui Financial Group, Inc	107,408
2,078,375		Sumitomo Trust & Banking Co Ltd	12,183
100,800	*,e	Sun Bancorp, Inc	397
1,908,383		Suncorp-Metway Ltd	14,955
1,726,973		SunTrust Banks, Inc	46,266
232,124	e	Suruga Bank Ltd	2,076
528,670	e	Susquehanna Bancshares, Inc	5,186
243,939	*,e	SVB Financial Group	11,382
923,563		Svenska Handelsbanken (A Shares)	27,065
97,409		Swedbank AB (A Shares)	1,000
106,920	*	Sydbank AS	2,867
1,643,844	e	Synovus Financial Corp	5,408
5,933,262		Taishin Financial Holdings Co Ltd	2,410
2,395,700	*	Taiwan Business Bank	633
4,660,617	e	TCF Financial Corp	74,290
69,552		Territorial Bancorp, Inc	1,324
174,302	*,e	Texas Capital Bancshares, Inc	3,310
240,186	e	TFS Financial Corp	3,206
66,597	*,e	The Bancorp, Inc	593
15,301,400	*	TMB Bank PCL	663
133,000		Tochigi Bank Ltd	582
542,000		Toho Bank Ltd	1,728
102,000	e	Tokushima Bank Ltd	359
60,700		Tokyo Tomin Bank Ltd	807
61,148	e	Tompkins Trustco, Inc	2,231
1,571,262	e	Toronto-Dominion Bank	117,112
480,000	*,e	Towa Bank Ltd	329
17,401	e	Tower Bancorp, Inc	466
103,934	e	TowneBank	1,451
76,247	e	Trico Bancshares	1,517
509,632	e	Trustco Bank Corp NY	3,144
345,649	e	Trustmark Corp	8,444
3,270,292		Turkiye Garanti Bankasi AS	15,298
631,474		Turkiye Halk Bankasi AS	4,577
685,417	*	Turkiye Is Bankasi	2,150
1,989,857		Turkiye Is Bankasi (Series C)	6,477
1,267,474	*	Turkiye Vakiflar Bankasi Tao	3,391
8,444,229	*	UBS A.G. (Switzerland)	137,267
176,293		UMB Financial Corp	7,157
452,034	e	Umpqua Holdings Corp	5,994
8,357,739	*	UniCredito Italiano S.p.A.	24,693
89,554		Union Bankshares Corp	1,352
212,052	e	United Bankshares, Inc	5,560
521,913	*,e	United Community Banks, Inc	2,302
99,691	e	United Financial Bancorp, Inc	1,394
1,826,514		United Overseas Bank Ltd	25,094
29,836	e	United Security Bancshares	447
81,082	e	Univest Corp of Pennsylvania	1,515
13,171,583		US Bancorp	340,880

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

363,572		UTI Bank Ltd	$9,461
434,021	e	Valley National Bancorp	6,671
8,492		Verwalt & Privat-Bank AG.	926
49,871	e	ViewPoint Financial Group	808
69,718		Vontobel Holding AG.	2,063
970,868	e,f	VTB Bank OJSC (GDR)	5,379
56,448		Washington Banking Co	711
311,327	e	Washington Federal, Inc	6,326
63,651	e	Washington Trust Bancorp, Inc	1,186
113,955		Waterland Financial Holdings	36
55,164	*,e	Waterstone Financial, Inc	200
358,264	e	Webster Financial Corp	6,266
35,485,149		Wells Fargo & Co	1,104,297
133,040	e	WesBanco, Inc	2,163
100,256	e	West Bancorporation, Inc	660
154,519	e	Westamerica Bancorporation	8,908
233,668	*,e	Western Alliance Bancorp	1,330
5,024,441		Western Union Co	85,215
150,474	e	Westfield Financial, Inc	1,383
3,234,908		Westpac Banking Corp	82,643
289,896	e	Whitney Holding Corp	3,998
27,153	e	Wilber Corp	178
256,822	e	Wilmington Trust Corp	4,256
114,453	e	Wilshire Bancorp, Inc	1,262
122,617		Wing Hang Bank Ltd	1,121
139,335		Wintrust Financial Corp	5,185
386,230		Woori Finance Holdings Co Ltd	5,667
39,516	e	WSFS Financial Corp	1,541
21,900		Yachiyo Bank Ltd	507
73,397	e	Yadkin Valley Financial Corp	316
213,000	e	Yamagata Bank Ltd	939
319,691		Yamaguchi Financial Group, Inc	3,498
208,000		Yamanashi Chuo Bank Ltd	914
1,086,168	*	Yapi ve Kredi Bankasi	2,762
494,008	e	Zions Bancorporation	10,779

		TOTAL DEPOSITORY INSTITUTIONS	9,571,132

EATING AND DRINKING PLACES - 0.9%
137,333	*,e	AFC Enterprises	1,474
1,480,733	e	Ajisen China Holdings Ltd	1,463
2,163	*,e	Autogrill S.p.A.	26
59,797	*,e	Benihana, Inc	389
90,874	*,e	BJ’s Restaurants, Inc	2,117
163,192	e	Bob Evans Farms, Inc	5,044
2,221,656	e	Brinker International, Inc	42,834
80,185	*,e	Buffalo Wild Wings, Inc	3,858
298,577		Burger King Holdings, Inc	6,348
366,000		Cafe de Coral Holdings Ltd	862
136,870	*	California Pizza Kitchen, Inc	2,298
53,113	*	Carrols Restaurant Group, Inc	361
141,349	e	CBRL Group, Inc	6,556
109,657	*,e	CEC Entertainment, Inc	4,177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

646,356	*,e	Cheesecake Factory	$17,490
136,012	*	Chipotle Mexican Grill, Inc (Class A)	15,324
245,678		CKE Restaurants, Inc	2,720
75,000	e	Colowide Co Ltd	373
15,649,452		Compass Group plc	124,914
12,400		Daisyo Corp	152
1,181,094		Darden Restaurants, Inc	52,606
646,232	*,e	Denny’s Corp	2,482
13,791	*	Diedrich Coffee, Inc	480
79,614	*,e	DineEquity, Inc	3,147
283,314	*	Domino’s Pizza, Inc	3,864
8,762	*	Einstein Noah Restaurant Group, Inc	106
4,765,155		Enterprise Inns plc	8,677
37,700		Formosa International Hotels Corp	413
10,761	e	Frisch’s Restaurants, Inc	238
417,678		Greene King plc	2,841
9,681		Ibersol SGPS S.A.	105
9,300		Ichibanya Co Ltd	227
257,357	*	Jack in the Box, Inc	6,061
408,800		Jollibee Foods Corp	534
15,300	e	Kappa Create Co Ltd	303
24,600	e	Kisoji Co Ltd	504
439,581	*,e	Krispy Kreme Doughnuts, Inc	1,767
154	*	Kura Corp	552
34,425	*,e	Landry’s Restaurants, Inc	617
116,612	*,e	Luby’s, Inc	459
1,285,121	e	Marston’s plc	1,788
18,800	e	Matsuya Foods Co Ltd	275
88,153	*,e	McCormick & Schmick’s Seafood Restaurants, Inc	888
5,134,561		McDonald’s Corp	342,577
45,900	e	McDonald’s Holdings Co Japan Ltd	932
419,550	*	Mitchells & Butlers plc	2,018
44,300		MOS Food Services, Inc	725
105,918	*,e	O’Charleys, Inc	947
108,440		Onex Corp	3,085
169,190	*,e	Papa John’s International, Inc	4,350
157,052	*,e	PF Chang’s China Bistro, Inc	6,931
29,100	e	Plenus Co Ltd	391
3,089,542	*	Punch Taverns plc	3,751
75,498	*,e	Red Robin Gourmet Burgers, Inc	1,845
614,301		Restaurant Group plc	2,172
19,200	e	Ringer Hut Co Ltd	205
35,700		Royal Holdings Co Ltd	355
323,555	*,e	Ruby Tuesday, Inc	3,420
118,067	*,e	Ruth’s Chris Steak House, Inc	626
64,800		Saizeriya Co Ltd	1,169
4,353	e	Sodexho Alliance S.A.	260
391,783	*,e	Sonic Corp	4,329
10,800		St Marc Holdings Co Ltd	366
582	e	Starbucks Coffee Japan Ltd	255
4,189,553	*,e	Starbucks Corp	101,680
5,343	*	Steak N Shake Co	2,037

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

242,735	*,e	Texas Roadhouse, Inc (Class A)	$3,372
268,536		Tim Hortons, Inc	8,741
178	e	Toridoll.corp	321
30,400	e	WATAMI Co Ltd	556
2,912,536		Wendy’s/Arby’s Group, Inc (Class A)	14,563
162,115		Wetherspoon (J.D.) plc	1,244
184,355		Whitbread plc	4,124
676	e	Yoshinoya D&C Co Ltd	720
1,686,583		Yum! Brands, Inc	64,647
95,300	e	Zensho Co Ltd	713

		TOTAL EATING AND DRINKING PLACES	911,141

EDUCATIONAL SERVICES - 0.2%
1,299,039	*,e,m	ABC Learning Centres Ltd	644
11,428	*	Academedia AB	233
79,979	*,e	American Public Education, Inc	3,727
721,648	*,e	Apollo Group, Inc (Class A)	44,230
13,300	*,e	Archipelago Learning, Inc	194
108,517	e	Benesse Corp	4,701
67,543	*,e	Bridgepoint Education, Inc	1,660
1,378,534		CAE, Inc	13,464
275,779	*,e	Career Education Corp	8,726
132,193	*,e	ChinaCast Education Corp	966
486,860	*,e	Corinthian Colleges, Inc	8,564
484,169		DeVry, Inc	31,568
65,821	*,e	Education Management Corp	1,441
71,229	*,e	Grand Canyon Education, Inc	1,862
197,249	*,e	ITT Educational Services, Inc	22,187
98,252	*,e	K12, Inc	2,182
45,679	*	Learning Tree International, Inc	643
42,523	*,e	Lincoln Educational Services Corp	1,076
76,014	*,e	Princeton Review, Inc	265
2,128,000	e	Raffles Education Corp Ltd	555
49,328	e	Strayer Education, Inc	12,012
92,159	*	Universal Technical Institute, Inc	2,103
82,735		UP, Inc	453
335,000		YBM Sisa.com, Inc	2,460

		TOTAL EDUCATIONAL SERVICES	165,916

ELECTRIC, GAS, AND SANITARY SERVICES - 3.9%
723,267		A2A S.p.A.	1,357
2,470,958	e	ACEA S.p.A.	25,081
51,867		Actelios S.p.A.	255
4,531,709	*	AES Corp	49,849
3,754,166		AES Gener S.A.	1,681
132,644		AES Tiete S.A.	1,440
726,980	e	AGL Energy Ltd	10,027
227,260		AGL Resources, Inc	8,784
190,725		Algonquin Power & Utilities Corp	828
1,280,243		Allegheny Energy, Inc	29,446
137,756	e	Allete, Inc	4,612
424,262		Alliant Energy Corp	14,111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

697,280	e	Ameren Corp	$18,185
120,642	e	American Ecology Corp	1,942
2,765,184	e	American Electric Power Co, Inc	94,514
80,175	e	American States Water Co	2,782
483,153		American Water Works Co, Inc	10,513
388,506	e	Aqua America, Inc	6,826
29,862	e	Artesian Resources Corp	527
149,199		Ascopiave S.p.A.	338
92,480	e	Atco Ltd	4,639
364,116	e	Atmos Energy Corp	10,403
303,432		Avista Corp	6,284
386	*	Beacon Power Corp	0	^
16,164,500	*	Beijing Enterprises Water Group Ltd	5,975
163,561	e	BFI Canada Ltd	2,828
280		Bkw Fmb Energie AG	21
220,791	e	Black Hills Corp	6,701
32,402		Boralex Power, Income Fund	142
36,895	*	Boralex, Inc	385
122,791	e	California Water Service Group	4,618
2,010,661	*	Calpine Corp	23,907
192,916		Canadian Utilities Ltd	9,326
31,700	e	Capital Power Corp	702
7,994,656	e	Centerpoint Energy, Inc	114,803
312,710		Centrais Eletricas Brasileiras S.A.	4,607
269,924		Centrais Eletricas Brasileiras S.A. (Preference)	4,836
76,928		Central Vermont Public Service Corp	1,552
24,622,568		Centrica plc	109,815
112,897	*,e	Ceres Power Holdings plc	219
287,724		CEZ	13,592
95,731	e	CH Energy Group, Inc	3,910
61,420		Chesapeake Utilities Corp	1,830
2,004,000	*,e	China Longyuan Power Group Corp	2,375
5,516,000	e	China Resources Gas Group Ltd	7,715
2,638,599		China Resources Power Holdings Co	5,648
2,117,848		China Water Affairs Group Ltd	930
818,541		Chubu Electric Power Co, Inc	20,461
276,565	e	Chugoku Electric Power Co, Inc	5,496
64,324		Cia de Transmissao de Energia Electrica Paulista	1,695
576,643		CIR-Compagnie Industriali Riunite S.p.A.	1,390
172,049	*,e	Clean Energy Fuels Corp	3,919
94,921	*,e	Clean Harbors, Inc	5,274
293,992	e	Cleco Corp	7,805
387,820		CLP Holdings Ltd	2,772
2,088,374	e	CMS Energy Corp	32,286
524,179		Cofide S.p.A.	531
9,219,629		Colbun S.A.	2,363
		Companhia de Saneamento Basico do Estado de
171,873		Sao Paulo	3,085
471,670		Companhia Energetica de Minas Gerais	7,830
242,371		Companhia Energetica de Sao Paulo (Class B)	3,336
233,019		Companhia Paranaense de Energia	4,771
48,254	e	Connecticut Water Service, Inc	1,123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

831,391	e	Consolidated Edison, Inc	$37,030
74,933	e	Consolidated Water Co, Inc	1,018
2,226,949		Constellation Energy Group, Inc	78,188
2,585,058		Contact Energy Ltd	11,752
466,503	*,e	Covanta Holding Corp	7,772
126,573		CPFL Energia S.A.	2,517
185,813	e	Crosstex Energy, Inc	1,615
4,796,000	e	Datang International Power Generation Co Ltd	2,174
1,038,058		Dogan Sirketler Grubu Holdings	793
1,979,567	e	Dominion Resources, Inc	81,380
320,330	e	DPL, Inc	8,710
289,407	e	Drax Group plc	1,641
818,800	e	DTE Energy Co	36,518
3,287,966		DUET Group	5,401
4,454,927		Duke Energy Corp	72,704
1,449,700	*	Dynegy, Inc (Class A)	1,827
1,699,858	e	E.ON AG.	62,759
1,544,853		Edison International	52,788
78,967		EDP - Energias do Brasil S.A.	1,519
4,628	*	EDP Renovaveis S.A.	36
3,125,748		El Paso Corp	33,883
263,595	*,e	El Paso Electric Co	5,430
70,506	e	Electric Power Development Co	2,323
1,198,535		Electricite de France	65,400
134,752		Eletropaulo Metropolitana de Sao Paulo S.A.	2,954
43,654		ElSwedy Cables Holding Co	596
167,144	e	Empire District Electric Co	3,012
6,143,525		Empresa Nacional de Electricidad S.A.	9,612
3,801		Enagas	83
895,204	e	Enbridge, Inc	42,695
4,056,578		Enel S.p.A.	22,683
531,898		Energen Corp	24,749
4,236,478		Energias de Portugal S.A.	16,840
87,425		Energy Savings Income Fund	1,229
1,477,515	*,e	Energy World Corp Ltd	630
493,076	e	EnergySolutions, Inc	3,170
62,416	*,e	EnerNOC, Inc	1,853
26,261,374		Enersis S.A.	10,511
159,671		Enia S.p.A.	1,283
280,868		Enka Insaat ve Sanayi AS	1,305
1,110,261	e	Entergy Corp	90,320
109,004		Enterprise Products Partners LP	3,769
1,841,423	e	Envestra Ltd	862
3,580,742		Exelon Corp	156,873
173,469		Fersa Energias Renovables S.A.	439
1,270,266	e	FirstEnergy Corp	49,655
223,648	e	Fortis, Inc	6,362
4,964,556	e	Fortum Oyj	121,435
2,160,281		FPL Group, Inc	104,406
862,799		Gas Natural SDG S.A.	15,930
448,529		Gaz de France	17,326
275,252	*	Geodynamics Ltd	158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,871,300		Glow Energy PCL	$2,228
74,764		Great Lakes Hydro Income Fund	1,546
387,738		Great Plains Energy, Inc	7,200
63,156	*	Greentech Energy Systems	219
6,708,000		Guangdong Investments Ltd	3,629
23,250	e	Hafslund ASA (B shares)	268
391,331		Hastie Group Ltd	548
1,051,687		Hastings Diversified Utilities Fund	1,148
272,092	e	Hawaiian Electric Industries, Inc	6,108
1,241,700	e	Hera S.p.A.	2,920
3,813	*,e	Heritage-Crystal Clean, Inc	43
156,967	e	Hokkaido Electric Power Co, Inc	3,012
162,388	e	Hokuriku Electric Power Co	3,571
5,369,781	e	Hong Kong & China Gas Ltd	13,389
2,072,652	e	Hong Kong Electric Holdings Ltd	12,293
4,502,000	e	Huaneng Power International, Inc	2,615
282,433		Hunting PLC	2,638
17,932		Iberdrola Renovables	74
213,032		Iberdrola S.A.	1,806
246,661	e	Idacorp, Inc	8,539
30,624	*	Innergex Renewable Energy, Inc.	244
481,232	e	Integrys Energy Group, Inc	22,801
405,279		Interconexion Electrica S.A.	2,698
13,161,049		International Power plc	63,690
430,038	e	Iride S.p.A.	833
137,325	e	ITC Holdings Corp	7,553
400,000	e	Iwatani International Corp	1,172
161	e	Japan Wind Development Co Ltd	481
1,887,286	e	Kansai Electric Power Co, Inc	43,241
74,648		Keyera Facilities Income Fund	1,982
618,398	*	KOC Holding AS	2,119
391,077	*	Korea Electric Power Corp	12,633
60,589		Korea Gas Corp	2,560
481,973	e	Kyushu Electric Power Co, Inc	10,491
134,492	e	Laclede Group, Inc	4,535
54,406		Lassila & Tikanoja Oyj	1,136
34,000		Macquarie Power & Infrastructure Income Fund	241
199,300	*,e	Magma Energy Corp	279
671,530		Manila Electric Co	2,615
1,070,432		MDU Resources Group, Inc	23,100
126,089	e	MGE Energy, Inc	4,459
74,497	e	Middlesex Water Co	1,270
573,069	*	Mirant Corp	6,224
2,693,574		MMC Corp BHD	2,015
213,338	e	National Fuel Gas Co	10,784
2,556,869		National Grid plc	24,890
273,983	e	New Jersey Resources Corp	10,291
84,556	e	Newalta, Inc	751
259,589		Nicor, Inc	10,882
916,865	e	NiSource, Inc	14,486
2,096,315		Northeast Utilities	57,942
50,959		Northland Power Income Fund	660
1,013,506		Northumbrian Water Group plc	4,354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

144,654	e	Northwest Natural Gas Co	$6,741
192,144		NorthWestern Corp	5,151
2,957,926	*	NRG Energy, Inc	61,821
312,273		NSTAR	11,061
1,213,748		NTPC Ltd	5,603
2,281,130	e	NV Energy, Inc	28,126
1,602	e	Oest Elektrizitatswirts AG. (Class A)	64
467,963		OGE Energy Corp	18,222
23,400		Okinawa Electric Power Co, Inc	1,221
395,529	e	Oneok, Inc	18,056
64,432		Ormat Industries	492
57,369	e	Ormat Technologies, Inc	1,614
5,338,857		Osaka Gas Co Ltd	19,131
175,876	e	Otter Tail Corp	3,862
448,000	*	Pan-Electric Industries	0	^
20,492	e	Pennichuck Corp	482
578,481	e	Pennon Group plc	4,587
721,181		Pepco Holdings, Inc	12,368
256,049	*,e	Perma-Fix Environmental Services	574
668,500		Petronas Gas BHD	2,008
3,197,434	e	PG&E Corp	135,636
104,062	*,e	Pico Holdings, Inc	3,870
416,867		Piedmont Natural Gas Co, Inc	11,497
74,549	*,e	Pike Electric Corp	695
508,180	e	Pinnacle West Capital Corp	19,174
430,942		PNM Resources, Inc	5,400
19,902,250		PNOC Energy Development Corp	2,202
2,295,121		Polish Oil & Gas Co	2,941
400,458	*	Polska Grupa Energetyczna S.A.	3,238
363,116	e	Portland General Electric Co	7,012
13,578	*	Poweo	211
1,094,068		PPL Corp	30,317
813,870	e	Progress Energy, Inc	32,034
495,639	*	Progress Energy, Inc (CVO)	74
14,801,500		PT Perusahaan Gas Negara	6,913
293,826		Public Power Corp	5,159
4,706,018	e	Public Service Enterprise Group, Inc	138,923
1,037,233	e	Questar Corp	44,808
2,298		Red Electrica de Espana	123
136,300		Reliance Energy Ltd	3,033
892,887	*	Reliance Natural Resources Ltd	1,238
3,243,566	*,e	Reliant Energy, Inc	11,969
2,984,689		Republic Services, Inc	86,616
84,691	e	Resource America, Inc (Class A)	407
286,454	*	RusHydro (ADR)	1,512
1,124,909	*	RusHydro-SP ADR	5,940
421,755	e	RWE A.G.	37,369
828		RWE A.G. (Preference)	68
534,000		Saibu Gas Co Ltd	1,497
483,818	e	SCANA Corp	18,187
25,870		Scottish & Southern Energy plc	432
5,035	e	Seche Environnement S.A.	371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,875		Sechilienne-Sidec	$823
1,267,997		Sempra Energy	63,273
5,022		Severn Trent plc	91
578,281		Shanks Group plc	886
94,940	e	Shikoku Electric Power Co, Inc	2,690
109,000		Shizuoka Gas Co Ltd	624
61,148	e	SJW Corp	1,554
113,340		Snam Rete Gas S.p.A.	574
58,976	*,e	Solaria Energia y Medio Ambiente S.A.	186
150,048	e	South Jersey Industries, Inc	6,301
2,955,528		Southern Co	98,005
403,489		Southern Union Co	10,237
264,828	e	Southwest Gas Corp	7,924
125,594	e	Southwest Water Co	1,311
669,999	e	SP AusNet	556
388,379	*,e	Stericycle, Inc	21,167
816,548	e	Suez Environnement S.A.	18,793
830,896	*	Suzlon Energy Ltd	1,330
178,861		Tata Power Co Ltd	5,473
721,237		TECO Energy, Inc	11,460
3,936,375		Tenaga Nasional BHD	9,678
378,837		Terna Rete Elettrica Nazionale S.p.A.	1,639
21,967		Thessaloniki Water Supply & Sewage Co S.A.	126
1,131,626	e	Toho Gas Co Ltd	6,173
375,268	e	Tohoku Electric Power Co, Inc	7,932
2,155,721	e	Tokyo Electric Power Co, Inc	57,461
5,508,301	e	Tokyo Gas Co Ltd	24,274
246,720		Tractebel Energia S.A.	2,773
228,889		TransAlta Corp	5,064
303,225	e	Transfield Services Infrastructure Fund	246
680,623		UGI Corp	18,064
168,557	e	UIL Holdings Corp	4,635
112,000		Ultrapar Participacoes S.A.	5,385
210,383	e	Unisource Energy Corp	6,614
519,824		United Utilities Group plc	4,410
49,579	e	Unitil Corp	1,153
488,720		Vector Ltd	736
225,100	e	Vectren Corp	5,564
405,741		Veolia Environnement	14,073
935,618	*	Waste Connections, Inc	31,774
1,753,222	e	Waste Management, Inc	60,363
95,778	*	Waste Services, Inc	947
319,532		Westar Energy, Inc	7,126
287,299	e	WGL Holdings, Inc	9,955
3,176,451		Williams Cos, Inc	73,376
385,255		Wisconsin Energy Corp	19,035
3,044,331		Xcel Energy, Inc	64,540
1,498,000		Xinao Gas Holdings Ltd	3,828
1,116,000	*	Yingde Gases	1,233
56,861	e	York Water Co	782
8,123,976		YTL Power International	5,454
9,475	e	Zhongde Waste Technology AG.	221

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,976,064

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.6%
133,429	*,e	A123 Systems, Inc	$1,833
1,296,000		AAC Acoustic Technologies Holdings, Inc	2,167
33,747		Aastra Technologies Ltd	1,072
451,581		ABB Ltd	9,863
64,713		ABB Ltd India	1,196
249,906	*,e	Acme Packet, Inc	4,818
126,888	*,e	Actel Corp	1,757
200,456	e	Acuity Brands, Inc	8,461
624,559	*,e	Adaptec, Inc	2,042
200,000	*	A-DATA Technology Co Ltd	568
505,493	*	ADC Telecommunications, Inc	3,695
210,203	*	Advanced Analogic Technologies, Inc	734
234,993	*,e	Advanced Battery Technologies, Inc	916
219,872	*,e	Advanced Energy Industries, Inc	3,641
3,896,499	*,e	Advanced Micro Devices, Inc	36,121
9,109,873		Advanced Semiconductor Engineering, Inc	8,319
100,922	*	Aga Rangemaster Group plc	182
21,100		Aiphone Co Ltd	369
119,124	*,e	Airvana, Inc	912
2,434,081	*,e	Alcatel S.A.	7,696
106,100	e	Alpine Electronics, Inc	1,291
363,000		Alps Electric Co Ltd	2,504
862,926	e	Altera Corp	20,978
196,341	*,e	American Superconductor Corp	5,674
313,691	e	Ametek, Inc	13,006
508,009	*,e	Amkor Technology, Inc	3,592
920,913		Amphenol Corp (Class A)	38,853
290,362	*,e	Anadigics, Inc	1,411
1,960,252	e	Analog Devices, Inc	56,494
252,752		Ansaldo STS S.p.A.	5,172
5,510,162	*	Apple Computer, Inc	1,294,501
317,006	*,e	Applied Micro Circuits Corp	2,736
85,623	e	Applied Signal Technology, Inc	1,676
2,262,153	e	ARM Holdings plc	8,180
804,730	*,e	Arris Group, Inc	9,665
82,455	*,e	Ascent Solar Technologies, Inc	317
39,357	*	Ascom Holding AG.	418
9,228,575		Asustek Computer, Inc	16,070
368,938	*,e	Atheros Communications, Inc	14,282
1,288,104	*	Atmel Corp	6,479
157,026	*,e	ATMI, Inc	3,032
9,840,853		AU Optronics Corp	11,186
21,164		Austriamicrosystems AG.	656
375,192	*,e	Avago Technologies Ltd	7,714
4,115,741		Avermedia Technologies	5,741
50,500	e	Avex Group Holdings, Inc	436
1,546,855	*,e	Avnet, Inc	46,406
130,604		AVX Corp	1,855
9,200		Axell Corp	330

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,175	e	AZZ, Inc	$2,172
246,127	e	Baldor Electric Co	9,205
150,118	*,e	Ballard Power Systems, Inc	401
50,191	e	Bang & Olufsen AS (B Shares)	606
20,631	*	Barco NV	930
57,971	e	Bel Fuse, Inc (Class B)	1,168
446,361	*	Benchmark Electronics, Inc	9,258
163,541	*,e	BigBand Networks, Inc	577
4,103,186		Broadcom Corp (Class A)	136,144
669,900	*,e	Byd Co Ltd	6,674
2,430	*,e	C&D Technologies, Inc	4
78,800		Canon Electronics, Inc	1,742
22,836	e	Carbone Lorraine	830
365,757	*	Celestica, Inc	3,997
13,881	*,e	Centrotherm Photovoltaics AG.	590
127,079	*,e	Ceradyne, Inc	2,883
111,532	*,e	Ceva, Inc	1,300
196,576	*,e	Checkpoint Systems, Inc	4,348
397,981		Cheng Uei Precision Industry Co Ltd	783
171,523	*,e	China BAK Battery, Inc	413
11,538	*,e,m	China Energy Savings Technology, Inc	1
221,251	*,e	China Security & Surveillance Technology, Inc	1,701
33,850	*,e	China TransInfo Technology Corp	228
381,276	e	Chloride Group plc	1,216
12,014,000		Chunghwa Picture Tubes Ltd	1,373
1,083,521	*,e	Ciena Corp	16,513
33,912,116	*,e	Cisco Systems, Inc	882,731
165,000	e	Clarion Co Ltd	401
59,700	*,e	CMK Corp	448
105,400	*	COM DEV International Ltd	311
1,546,500		Comba Telecom Systems Holdings Ltd	1,980
333,475		Compal Communications, Inc	340
133,429	*,e	Comtech Telecommunications Corp	4,268
174,087	*,e	Conergy AG.	184
1,231,724	e	Cooper Industries plc	59,049
2,074,200		Coretronic Corp	2,942
22,000		Corona Corp	280
31,300		Cosel Co Ltd	452
50,992	*	CPI International, Inc	676
464,519	*,e	Cree, Inc	32,619
294,878	*,e	CSR plc	2,049
231,625	e	CTS Corp	2,182
111,477		Cubic Corp	4,013
1,096,845	*,e	Cypress Semiconductor Corp	12,614
187,000		Daihen Corp	888
10,300	e	DAI-ICHI SEIKO Co Ltd	337
471,578		Daiichikosho Co Ltd	6,083
642,000	e	Dainippon Screen Manufacturing Co Ltd	3,001
82,000	e	Daiwa Industries Ltd	411
65,284	*	DDi Corp	370
7,710,981	*	Dell, Inc	115,742
82,151		De’Longhi S.p.A.	360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,260	*,e	Dialog Semiconductor plc	$1,315
189,055	*,e	Diodes, Inc	4,235
349,067	*	Dolby Laboratories, Inc (Class A)	20,480
176,425	*,e	DSP Group, Inc	1,470
73,560	*,e	DTS, Inc	2,504
757,023		Eaton Corp	57,360
127,732	*	EchoStar Corp (Class A)	2,590
40,400		Eizo Nanao Corp	996
134,229	*,e	Electro Scientific Industries, Inc	1,719
447,621	*	Elpida Memory, Inc	8,815
794,300	*,e	Eltek ASA	385
422,913	*,e	EMCORE Corp	512
86,769	*	EMS Technologies, Inc	1,440
201,610	*,e	Energizer Holdings, Inc	12,653
210,506	*,e	Energy Conversion Devices, Inc	1,648
227,622	*,e	EnerSys	5,613
293,131	*,e	Entropic Communications, Inc	1,489
742,578		Epistar Corp	2,467
5,007,655	e	Ericsson (LM) (B Shares)	52,777
898,060	*,e	Evergreen Solar, Inc	1,015
386,970		Everlight Electronics Co Ltd	1,201
21,340		EVS Broadcast Equipment S.A.	1,212
183,929	*,e	Exar Corp	1,297
387,940		Exide Industries Ltd	1,065
219,893	*,e	Exide Technologies	1,264
1,295,866	*	Fairchild Semiconductor International, Inc	13,801
184,000	*	FDK Corp	270
203,697	*,e	First Solar, Inc	24,983
844,546		Fisher & Paykel Appliances Holdings Ltd	372
307,344	*,e	Flextronics International Ltd	2,410
221,750		Formosa Sumco Technology Corp	670
36,100		Foster Electric Co Ltd	1,002
1,724,779	*,e	Foxconn International Holdings Ltd	1,819
907,964		Foxconn Technology Co Ltd	3,331
122,193	e	Franklin Electric Co, Inc	3,665
317,039	*,e	FuelCell Energy, Inc	894
396,042	e	Fuji Electric Holdings Co Ltd	1,080
124,000		Fujitsu General Ltd	564
32,900	e	Funai Electric Co Ltd	1,387
17,000		Furukawa Battery Co Ltd	128
46,800		Futaba Corp/Chiba	924
3,871		Gamesa Corp Tecnologica S.A.	53
462,327	*,e	Gemalto NV	20,007
48,500	*	Generac Holdings, Inc	679
1,040		Geo Corp	1,028
812,500		Geodesic Information Systems Ltd	2,027
126,349	*,e	Globecomm Systems, Inc	972
420,883	*	GN Store Nord	2,520
70,141	*,e	GP Strategies Corp	586
709,028	*	GrafTech International Ltd	9,692
105,737	*,e	Greatbatch, Inc	2,241
82,975		Gruppo Beghelli S.p.A.	79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

915,000	e	GS Yuasa Corp	$6,176
113,723	*,e	GSI Technology, Inc	530
98,957	*,e	GT Solar International, Inc	518
705,916	*	GVK Power & Infrastructure Ltd	705
613,508		Halma plc	2,348
123,100	e	Hamamatsu Photonics KK	3,480
576,000		Hannstar Board International Holdings Ltd	183
4,870,441		HannStar Display Corp	1,074
364,755	e	Harman International Industries, Inc	17,063
465,602	*,e	Harmonic, Inc	2,938
781,472		Harris Corp	37,112
288,074	*	Harris Stratex Networks, Inc (Class A)	1,910
138,915	*	Helen of Troy Ltd	3,620
15,793,061	e	Hewlett-Packard Co	839,400
445,702	*	Hexcel Corp	6,436
889,540		High Tech Computer Corp	10,392
323,000		Hi-P International Ltd	147
16,798	e	Hirose Electric Co Ltd	1,937
197,038		Hitachi Chemical Co Ltd	4,257
98,490		Hitachi High-Technologies Corp	2,260
24,371,252	*	Hitachi Ltd	90,978
137,945	*,e	Hittite Microwave Corp	6,065
13,711,792		Hon Hai Precision Industry Co, Ltd	59,367
132,300	e	Hosiden Corp	1,731
526,615	e	Hoya Corp	14,471
4,760	*,e	Hutchinson Technology, Inc	30
595,800	*	Hynix Semiconductor, Inc	14,060
200,073	*	Ibiden Co Ltd	6,891
13,000	e	Icom, Inc	333
39,000		Idec Corp	350
130,607	*,e	Imation Corp	1,438
124,762		Imtech NV	3,995
94,534	*,e	Indesit Co S.p.A.	1,134
1,241,564	*,e	Infineon Technologies AG.	8,618
388,055	*,e	Infinera Corp	3,306
6,157,974		InnoLux Display Corp	9,395
2,159,912	*	Inotera Memories, Inc	1,741
594,846	*	Integrated Device Technology, Inc	3,646
35,323,244		Intel Corp	786,295
214,448	*,e	InterDigital, Inc	5,975
192,948	*	International Rectifier Corp	4,419
340,725	e	Intersil Corp (Class A)	5,029
36,520		Ion Beam Applications	376
111,401	*,e	IPG Photonics Corp	1,649
95,079	*,e	iRobot Corp	1,441
125,250	*,e	IXYS Corp	1,070
136,000		Japan Aviation Electronics Industry Ltd	1,030
213,000		Japan Radio Co Ltd	467
1,835,905	*,e	JDS Uniphase Corp	23,004
2,319,586	*,e	Johnson Electric Holdings Ltd	1,536
1,261,600	*,e	JVC KENWOOD Holdings, Inc	526
2,092,669		Kinsus Interconnect Technology Corp	5,482

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,100		Koa Corp	$732
1,114,854	e	Koninklijke Philips Electronics NV	35,747
52,221		Kudelski S.A.	1,608
242,703	e	Kyocera Corp	23,650
120,000		Kyosan Electric Manufacturing Co Ltd	605
798,013		L-3 Communications Holdings, Inc	73,122
388,179	e	Laird Group plc	725
1,015,629	*	Lattice Semiconductor Corp	3,727
213,160		Legrand S.A.	6,734
124,862		LG Electronics, Inc	12,691
27,471		LG Electronics, Inc (Preference)	1,093
122,716	e	Lincoln Electric Holdings, Inc	6,667
650,370		Linear Technology Corp	18,392
114,601	*,e	Littelfuse, Inc	4,356
9,481		Loewe AG.	133
62,887	*,e	Loral Space & Communications, Inc	2,209
20,380		LS Industrial Systems Co Ltd	1,446
132,921	e	LSI Industries, Inc	907
1,899,485	*,e	LSI Logic Corp	11,625
18,823	e	Mabuchi Motor Co Ltd	1,083
8,092,959		Macronix International	5,351
1,700	*	Magnetek, Inc	3
3,265	*	Manz Automation AG.	263
4,671,462	*	Marvell Technology Group Ltd	95,204
2,138,201		Matsushita Electric Industrial Co Ltd	32,705
167,657		Matsushita Electric Works Ltd	2,116
1,113,437		Maxim Integrated Products, Inc	21,590
24,163	*,e	MaxLinear, Inc	429
107,980	*,e	Maxwell Technologies, Inc	1,338
859,000		Meadville Holdings Ltd	347
1,344,242		MediaTek, Inc	23,323
27,300	e	Megachips Corp	409
249,000	e	Meidensha Corp	1,108
16,800		Meiko Electronics Co	357
31,517		Melexis NV	328
1,287,631	*	MEMC Electronic Materials, Inc	19,739
71,949	*,e	MEMSIC, Inc	230
136,259	*,e	Mercury Computer Systems, Inc	1,869
194,579	e	Methode Electronics, Inc	1,926
55,255	*	Meyer Burger Technology AG.	1,383
281,734	e	Micrel, Inc	3,003
532,904	e	Microchip Technology, Inc	15,007
9,310,663	*	Micron Technology, Inc	96,738
43,259	*	Micronas Semiconductor Holdings, Inc	230
496,600	*,e	Microsemi Corp	8,611
305,161	*,e	Microtune, Inc	833
388,131	*,e	Microvision, Inc	1,095
58,238	e	Millicom International Cellular S.A.	5,210
46,200	e	Mimasu Semiconductor Industry Co Ltd	690
494,704	e	Minebea Co Ltd	3,011
323,903	*	MIPS Technologies, Inc	1,445
3,771,360		Mitsubishi Electric Corp	34,652

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,000	*,e	Mitsui High-Tec, Inc	$291
70,552	e	Mitsumi Electric Co Ltd	1,544
412,011	e	Molex, Inc	8,595
154,707	*	Monolithic Power Systems, Inc	3,450
241,131	*	Moog, Inc (Class A)	8,541
314,431		Motech Industries, Inc	1,337
7,888,651	*,e	Motorola, Inc	55,378
97,266	*,e	Multi-Fineline Electronix, Inc	2,506
472,133		Murata Manufacturing Co Ltd	26,816
228,078		Nan Ya Printed Circuit Board Corp	905
1,542,402	*	Nanya Technology Corp	1,472
22,480	e	National Presto Industries, Inc	2,673
674,746		National Semiconductor Corp	9,750
67,200	*,e	NEC Electronics Corp	681
563,000		Neo-Neon Holdings Ltd	395
460,480	*,e	Net Insight AB	302
2,225,162	*,e	NetApp, Inc	72,451
208,728	*,e	Netlogic Microsystems, Inc	6,143
45,621	e	Nexans S.A.	3,889
91,502	e	NGK Spark Plug Co Ltd	1,243
75,121	*	Nice Systems Ltd	2,394
85,300	e	Nichicon Corp	1,050
24,200		Nidec Copal Electronics Corp	184
192,720		Nidec Corp	20,655
26,800	e	Nihon Dempa Kogyo Co Ltd	560
227,000	e	Nippon Carbon Co Ltd	745
294,000		Nippon Chemi-Con Corp	1,157
13,600	e	Nissha Printing Co Ltd	531
63,000		Nissin Electric Co Ltd	333
447,654		Nitto Denko Corp	17,381
38,500	e	Nitto Kogyo Corp	402
34,574	e	NKT Holding AS	1,910
51,000	e	Nohmi Bosai Ltd	322
4,158,314		Nokia Oyj	64,757
272,949	*	Novellus Systems, Inc	6,824
13,673	*,e	NV IntelliMedia Technology Group, Inc	53
25,198	*,e	NVE Corp	1,141
3,131,297	*	Nvidia Corp	54,422
42,900	*	Obara Corp	475
268		Okinawa Cellular Telephone Co	499
278,200	*	Omnivision Technologies, Inc	4,779
120,008		Omron Corp	2,786
1,521,172	*	ON Semiconductor Corp	12,169
426,889	*,e	Openwave Systems, Inc	982
130,053	*,e	Oplink Communications, Inc	2,411
120,591	*,e	OpNext, Inc	285
127,493	*	Option NV	115
66,738	*,e	Orion Energy Systems, Inc	327
91,181	*,e	OSI Systems, Inc	2,558
825,173		Pace plc	2,405
381,050	e	Panasonic Corp (ADR)	5,838
91,221	e	Park Electrochemical Corp	2,622

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

142,144	*,e	Parkervision, Inc	$242
16,438	*	Parrot S.A.	238
133,374	*,e	Pericom Semiconductor Corp	1,428
131,113		Phison Electronics Corp	1,061
275,465	*,e	Photronics, Inc	1,402
476,200	*,e	Pioneer Corp	1,747
248,322		Plantronics, Inc	7,768
226,328	*	Plexus Corp	8,155
148,419	*,e	PLX Technology, Inc	782
789,782	*,e	PMC - Sierra, Inc	7,045
550,818	*	Polycom, Inc	16,844
112,140	*,e	Polypore International, Inc	1,958
72,061	*,e	Powell Industries, Inc	2,344
109,981	e	Power Integrations, Inc	4,531
9,734,035	*	Powerchip Semiconductor Corp	1,594
390,005	*,e	Power-One, Inc	1,646
2,889,836		Powertech Technology, Inc	10,328
772,826	*,e	Powerwave Technologies, Inc	966
7,085,000	*	Prime View International Co Ltd	12,828
394,840		PV Crystalox Solar plc	288
98,827	*,e	Q-Cells AG.	982
737,130	*,e	QLogic Corp	14,964
8,748,166	e	Qualcomm, Inc	367,335
3,538,250		Quanta Computer, Inc	6,863
295,191	*,e	Rambus, Inc	6,450
74,810	e	Raven Industries, Inc	2,206
211,000	*	RCG Holdings Ltd	239
173,633	e	Redes Energeticas Nacionais S.A.	718
193,241	e	Regal-Beloit Corp	11,480
840,090		Reliance Communication Ventures Ltd	3,180
88,277	*,e	Renewable Energy Corp AS	413
925,452	*	Research In Motion Ltd (Canada)	68,567
358,425		Reunert Ltd	2,854
1,497,798	*,e	RF Micro Devices, Inc	7,459
93,524	*,e	RHJ International	811
150,725		Richtek Technology Corp	1,614
1,459,633	e	Ricoh Co Ltd	22,795
20,200	e	Rinnai Corp	1,061
78,617	*,e	Rogers Corp	2,281
200,358		Rohm Co Ltd	14,959
55,128	*,e	Rubicon Technology, Inc	1,114
35,542	e	Saft Groupe S.A.	1,409
71,958		Samsung Electro-Mechanics Co Ltd	7,314
175,325		Samsung Electronics Co Ltd	126,754
26,297		Samsung Electronics Co Ltd (Preference)	12,504
41,166		Samsung SDI Co Ltd	5,166
1,465,393	*	SanDisk Corp	50,747
260,000	e	Sanken Electric Co Ltd	993
52,000		Sanyo Denki Co Ltd	221
1,064,280	*,e	Sanyo Electric Co Ltd	1,708
282,356	*,e	SatCon Technology Corp	686
1,386		Schweiter Technologies AG.	779

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

175,030	*,e	Seachange International, Inc	$1,257
70,677		SEB S.A.	4,689
21,000		SEC Carbon Ltd	125
20,833,000	*	Semiconductor Manufacturing International	2,683
317,985	*,e	Semtech Corp	5,542
89,822	*,e	SGL Carbon AG.	2,627
755,360	e	Sharp Corp	9,445
90,000		Shindengen Electric Manufacturing Co Ltd	335
20,500	e	Shinkawa Ltd	315
115,646	e	Shinko Electric Industries	1,789
26,000	e	Shin-Kobe Electric Machinery Co Ltd	252
232,692	*,e	ShoreTel, Inc	1,538
165,242		Siemens India Ltd	2,724
354,583	*	Silicon Image, Inc	1,071
183,525	*,e	Silicon Laboratories, Inc	8,749
526,567	*,e	Silicon Storage Technology, Inc	1,601
3,555,031		Siliconware Precision Industries Co	4,287
898,000		Silitech Technology Corp	3,280
292,100		Simplo Technology Co Ltd	1,665
1,365	*,e	Sirius XM Radio, Inc	1
978,498	*	Skyworks Solutions, Inc	15,265
197,187	*,e	Smart Modular Technologies WWH, Inc	1,520
4,313,198		Smiths Group plc	74,354
86,000	e	SMK Corp	442
112,810	*,e	SOITEC	1,739
15,488	*,e	Solar Millennium AG.	371
47,024,511		Solomon Systech International Ltd	4,664
11,871	*,e	Solon AG.	82
1,693,489	e	Sony Corp	64,849
71,422	e	Sony Corp (ADR)	2,737
65,833	*,e	Spectrum Control, Inc	770
99,414	*,e	Standard Microsystems Corp	2,314
100,010	e	Stanley Electric Co Ltd	1,939
1,397,068		STMicroelectronics NV	13,907
77,640	*,e	Stoneridge, Inc	768
174,074	*,e	Sumco Corp	3,702
352,832	*,e	Sunpower Corp (Class A)	6,669
27	*,e	Sunpower Corp (Class B)	0	^
49,136	*,e	Supertex, Inc	1,257
93,760	e	Sycamore Networks, Inc	1,886
232,608	*,e	Symmetricom, Inc	1,356
154,710	*,e	Synaptics, Inc	4,272
39,771,504		Taiwan Semiconductor Manufacturing Co Ltd	77,018
200,000	e	Taiyo Yuden Co Ltd	3,160
101,000	e	Takaoka Electric Manufacturing Co Ltd	349
298,912	*,e	TalkTalk Telecom Group plc	585
4,688,000	*	Tatung Co Ltd	1,122
205,320	e	TDK Corp	13,660
209,507	e	Technitrol, Inc	1,106
102,147	*,e	Techwell, Inc	1,910
2,266,833		Teco Electric and Machinery Co Ltd	996
345,213	*,e	Tekelec	6,269

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,684	*	Telecomunicaciones y Energia	$226
111,170	e	Teleflex, Inc	7,123
778,833		Telefonaktiebolaget Lm Ericsson (ADR)	8,123
1,161,059		Tellabs, Inc	8,789
306,438	*,e	Tessera Technologies, Inc	6,215
5,183,778	e	Texas Instruments, Inc	126,847
37,799	*,e	Theolia SA	156
81	e	Thine Electronics Inc	185
357,553	*	Thomas & Betts Corp	14,030
373,746	*,e	Thomson	544
107,000	e	Toko, Inc	172
155,105		Tokyo Denpa Co Ltd	1,105
242,000		Toshiba TEC Corp	958
38,000	e	Toyo Corp/Chuo-ku	334
15,100	e	Toyo Tanso Co Ltd	856
53,826	*,e	Toyota Boshoku Corp	1,034
478,508		Transcend Information, Inc	1,733
495,589	*	Trident Microsystems, Inc	862
750,847		Tripod Technology Corp	2,542
719,719	*	Triquint Semiconductor, Inc	5,038
214,582	*	TT electronics plc	327
244,589	*,e	TTM Technologies, Inc	2,172
43,693		Tyco Electronics Ltd	1,201
66,555	*,e	Ultralife Corp	267
83,000		Uniden Corp	241
1,784,756		Unimicron Technology Corp	2,290
3,626	*,e	United Capital Corp	86
18,099,022		United Microelectronics Corp	9,603
139,979	*,e	Universal Display Corp	1,648
75,918	*,e	Universal Electronics, Inc	1,696
334,695	*,e	US Geothermal, Inc	305
120,075	e	Ushio, Inc	2,037
616,173	*,e	Utstarcom, Inc	1,719
48	e	V Technology Co Ltd	256
14,984	e	Vacon plc	609
286,527	*,e	Valence Technology, Inc	244
885,743		Vanguard International Semiconductor Corp	455
278,667	*,e	Varian Semiconductor Equipment Associates, Inc	9,229
145,024	*,e	Viasat, Inc	5,019
25,700	e	Vic Tokai Corp	253
119,206	*,e	Vicor Corp	1,646
77,646	*,e	Virage Logic Corp	610
1,926,305	*,e	Vishay Intertechnology, Inc	19,706
151,206	*	Volterra Semiconductor Corp	3,795
300,000	e	Vtech Holdings Ltd	3,246
270,463	e	Whirlpool Corp	23,598
91,015	*	White Electronic Designs Corp	637
3,056,000	*	Winbond Electronics Corp	860
1,012,000	*	Wintek Corp	918
159,582	*	Wolfson Microelectronics plc	368
57,400		Woongjin Coway Co Ltd	1,778
787,130		Xilinx, Inc	20,072

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,750	*,m	Ya Hsin Industrial Co Ltd	$3
6,064,000		Yageo Corp	2,368
120,972	e	Yaskawa Electric Corp	1,106
98,600		Young Fast Optoelectronics Co Ltd	1,045
97	e	Zappallas, Inc	164
302,067	*,e	Zix Corp	698
138,571	*,e	Zoltek Cos, Inc	1,336
374,236	*,e	Zoran Corp	4,027
470,332	e	ZTE Corp	2,850
44,386		Zumtobel AG.	893

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,832,161

ENGINEERING AND MANAGEMENT SERVICES - 0.8%
40,897		Aangpanneforeningen AB (B Shares)	1,277
181,533	*,e	Accelrys, Inc	1,118
436,734	e	Accenture plc	18,321
105,272	*	Advisory Board Co	3,316
265,913	*	Aecom Technology Corp	7,544
129,800	e	Aeon Mall Co Ltd	2,737
94,693	m	Aero Inventory plc	379
116,190	*,e	Affymax, Inc	2,722
34,467	*	Alten	971
402,384	*,e	Amylin Pharmaceuticals, Inc	9,050
134,097		Arcadis NV	2,836
697,786	*,e	Ariad Pharmaceuticals, Inc	2,372
26,194		Assystem	396
292,643		Atkins WS plc	2,753
106,584	e	Ausenco Ltd	430
520,413	e	Babcock International Group	4,758
14,525	*,e	Bavarian Nordic AS	601
10,965		Bertrandt AG.	386
84,202	e	Bilfinger Berger AG.	5,618
66,793	*	BioInvent International AB	327
52,100	*	Blom AS	77
110,672		Bure Equity AB	403
123,759		Cap Gemini S.A.	6,096
472,220		Capita Group plc	5,421
63,854		CDI Corp	936
455,905	*,e	Celera Corp	3,237
5,904,000	*,e	China Railway Group Ltd	4,258
29,000		Commuture Corp	168
98,607	*,e	comScore, Inc	1,646
59,443	*	Cornell Cos, Inc	1,088
154,499	e	Corporate Executive Board Co	4,108
51,271	*,e	CRA International, Inc	1,175
137,205		Daewoo Engineering & Construction Co Ltd	1,334
174,026	e	Diamond Management & Technology Consultants, Inc	1,366
9,944	e	Digital Garage, Inc	22,177
13,958		Dinamia	192
708,972	e	Downer EDI Ltd	4,918
131,586	*	DTZ Holdings plc	146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

336,651	*,e	Dyax Corp	$1,148
307,145	*,e	eResearch Technology, Inc	2,122
11,383	e	Eurofins Scientific	493
791,335	*,e	Exelixis, Inc	4,803
89,360	*,e	Exponent, Inc	2,549
526,510		Fluor Corp	24,488
59,638	*,e	Franklin Covey Co	474
157,936		Fugro NV	10,322
180,240	*,e	Furmanite Corp	935
117	e	GCA Savvian Group Corp	111
180,188	*,e	Genpact Ltd	3,022
136,538	*,e	Gen-Probe, Inc	6,827
23,525		GFK AG.	857
260,239		Groupe Aeroplan, Inc	2,729
393,597		Hargreaves Lansdown plc	1,953
385,392	*	Hewitt Associates, Inc (Class A)	15,331
124,054	*,e	Hill International, Inc	723
67,702		HIQ International AB	346
96,525	*	Huron Consulting Group, Inc	1,959
80,436		Hyundai Development Co	2,350
42,785	*,e	ICF International, Inc	1,063
534,808	*,e	Incyte Corp	7,466
96,320	*,e	Infinity Pharmaceuticals, Inc	588
513,818	*,e	Insmed, Inc	606
324,608		Intertek Group plc	7,182
32,004		IPSOS	1,131
433,610	*,e	Isis Pharmaceuticals, Inc	4,735
1,724,995	*,e	Jacobs Engineering Group, Inc	77,953
1,060,108	e	JGC Corp	18,914
998,903		John Wood Group plc	5,509
6,224		Kapsch TrafficCom AG.	212
3,544,685		KBR, Inc	78,551
112,631		Keller Group plc	1,155
122,627	*	Kendle International, Inc	2,144
44,155		Landauer, Inc	2,880
581,174	*,e	Lexicon Pharmaceuticals, Inc	860
186,523	*,e	Luminex Corp	3,139
112,780		MAXIMUS, Inc	6,872
115,350	*,e	Maxygen, Inc	758
797,028	*,e	McDermott International, Inc	21,456
57,882	e	Medion AG.	782
16,628	e	MedQuist, Inc	130
49,374	*,e	Michael Baker Corp	1,702
22,100	*,e	Mistras Group, Inc	221
625,277		Mitie Group	2,170
165,673	e	Monadelphous Group Ltd	2,326
163,798		Mouchel Group plc	449
270,415	*,e	Myriad Genetics, Inc	6,503
2,439	e	National Research Corp	62
302,212	*,e	Navigant Consulting, Inc	3,666
32,095	*	NeuroSearch AS	984
105,400	e	Nichii Gakkan Co	927

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,000		Nippon Densetsu Kogyo Co Ltd	$407
22,887	*	Novabase SGPS S.A.	133
44,700	e	NPC, Inc	956
425,742		NRW Holdings Ltd	684
149,446	*,e	Omnicell, Inc	2,097
28,100		Oyo Corp	242
937,314		Paychex, Inc	28,776
883,985		Petrofac Ltd	16,124
55,811	e	Poyry Oyj	810
194,595		Programmed Maintenance Services Ltd	550
1,154,129		QinetiQ plc	2,347
297,358	*,e	Regeneron Pharmaceuticals, Inc	7,877
8,828,000		Regent Pacific Group Ltd	290
167,611	*,e	Repligen Corp	681
212,494	*,e	Resources Connection, Inc	4,074
239,544	*,e	Rigel Pharmaceuticals, Inc	1,909
94,951		Robert Walters plc	324
331,000		Rotary Engineering Ltd	251
332,449		RPS Group plc	1,030
300,713	*,e	RTI Biologics, Inc	1,302
344,389		SAI Global Ltd	1,258
2,164,805	*,e	SAIC, Inc	38,317
46,038		Samsung Engineering Co Ltd	4,761
206,081	*,e	Sangamo Biosciences, Inc	1,117
321,057	*,e	Savient Pharmaceuticals, Inc	4,639
192,182		Savills plc	1,015
154,707		Scott Wilson Group plc	209
2,105,912		SembCorp Industries Ltd	6,217
264,851	*,e	Sequenom, Inc	1,671
2,355,164		Serco Group plc	21,479
1,145,000		Shandong Weigao Group Medical Polymer Co Ltd	4,778
1,137,589	*	Shaw Group, Inc	39,156
1,410,000		Shenzhen Expressway Co Ltd	741
54,000		Shinko Plantech Co Ltd	478
248,000		Shui On Construction and Materials Ltd	375
117,108	*	Silex Systems Ltd	605
157,559		SNC-Lavalin Group, Inc	7,696
107,529	*,e	Stanley, Inc	3,042
71,662	*	Stantec, Inc	1,863
420,000	*,e	Swiber Holdings Ltd	315
200,829	*,e	Symyx Technologies, Inc	902
123	*	Takara Bio, Inc	277
329,442		Tecan Group AG.	25,292
50,042	*,e	Tejon Ranch Co	1,527
388,045	*,e	Tetra Tech, Inc	8,941
31,582	*	ThromboGenics NV	702
251,969	e	Towers Watson & Co	11,969
692,957	e	Toyo Engineering Corp	2,661
30,534	*,e	Transcend Services, Inc	496
637,337		Transfield Services Ltd	2,363
47,301	e	Trevi Finanziaria S.p.A.	811
604,395	e	United Group Ltd	8,347

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

342,101	*	URS Corp	$16,972
466,000	*	Value Partners Group Ltd	360
23,581		VSE Corp	971
261,759	e	VT Group plc	2,979
1,717		Wellnet Corp	1,859
872,965	e	WorleyParsons Ltd	20,387
128,157		WSP Group plc	566
101,900	*,e	WuXi PharmaTech Cayman, Inc (ADR)	1,587
311,076		Xchanging plc	914
4,227	*	XING AG.	164
906,600		Zelan BHD	154

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	795,093

ENVIRONMENTAL QUALITY AND HOUSING - 0.0%
918,767	*,e	Transpacific Industries Group Ltd	1,113

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,113

FABRICATED METAL PRODUCTS - 0.5%
38,966		AFG Arbonia-Forster Hldg	931
134,600		Aica Kogyo Co Ltd	1,500
204,385	*	Alliant Techsystems, Inc	16,617
1,428,628		Amcor Ltd	8,377
49,270		Ameron International Corp	3,099
235,534	e	Aptargroup, Inc	9,268
94,000	e	Asahi Organic Chemicals Industry Co Ltd	226
343,676	e	Ball Corp	18,345
190,385		Bharat Heavy Electricals	10,138
68,000		Bunka Shutter Co Ltd	189
81,376	*,e	Bway Holding Co	1,636
35,455		Cardo AB	1,245
47,581		CCL Industries	1,323
155,757	*,e	Chart Industries, Inc	3,115
		China International Marine Containers Co Ltd
2,297,474		(Class B)	3,222
26,200		Chofu Seisakusho Co Ltd	612
92,829	e	CIRCOR International, Inc	3,083
908,767		Commercial Metals Co	13,686
169,011	e	Crane Co	6,000
1,530,170	*,e	Crown Holdings, Inc	41,254
57,377	e	Dynamic Materials Corp	896
3,800		Furuya Metal Co Ltd	257
74,010		Geberit AG.	13,245
43,483	e	Gerresheimer AG.	1,360
339,000	e	Goodpack Ltd	424
245,779	*,e	Griffon Corp	3,062
73,159		Gulf Island Fabrication, Inc	1,591
60,817	*	Gunnebo AB	300
32,894	*,e	Hawk Corp	641
30,000		Hisaka Works Ltd	291
245,000	e	Hitachi Cable Ltd	731
57,683	e	Hitachi Metals Ltd	607
2,719,932		Illinois Tool Works, Inc	128,817

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,427	e	Insteel Industries, Inc	$796
463,514		Jindal Steel & Power Ltd	7,259
126,047		JS Group Corp	2,566
132,000		Kitz Corp	769
85,204	*	Ladish Co, Inc	1,718
73,795	e	Landi Renzo S.p.A.	327
5,487		LISI	312
117,982	*	Martinrea International, Inc	1,022
42,600		Miura Co Ltd	1,110
176,069	*,e	Mobile Mini, Inc	2,727
843,380	e	Mueller Water Products, Inc (Class A)	4,031
175,206	*,e	NCI Building Systems, Inc	1,934
118,876		Nibe Industrier AB (Series B)	1,366
63,431	*,e	North American Galvanizing & Coating, Inc	353
490,699		Parker Hannifin Corp	31,768
1,588,268		Pentair, Inc	56,575
1,307		Phoenix Mecano AG.	630
211,522		Quanex Building Products Corp	3,496
1,495,074		Rexam plc	6,645
133,780		Rotork PLC	2,848
7,566		Sabaf S.p.A.	169
16,597		Salzgitter AG.	1,541
331,000		Sankyo-Tateyama Holdings, Inc	446
320,000	e	Sanwa Shutter Corp	1,068
610,161		Shin Zu Shing Co Ltd	2,594
167,902	e	Silgan Holdings, Inc	10,113
182,405	e	Simpson Manufacturing Co, Inc	5,064
3,274,000		Singamas Container Holdings Ltd	590
41,615	*,e	SmartHeat, Inc	447
260,220	*,e	Smith & Wesson Holding Corp	984
185,726		Snap-On, Inc	8,049
65,390	e	Ssab Svenskt Stal AB (Series A)	1,175
32,734	e	Ssab Svenskt Stal AB (Series B)	531
710,694	e	Stanley Works	40,801
147,665	e	Sturm Ruger & Co, Inc	1,771
58,899	e	Sun Hydraulics Corp	1,530
285,243	*,e	Taser International, Inc	1,672
19,600		Tocalo Co Ltd	409
291,000	e	Toyo Kanetsu K K	588
577,376	e	Toyo Seikan Kaisha Ltd	10,227
70,252	*,e	Trimas Corp	456
58,000		Tsukishima Kikai Co Ltd	404
156,269	e	Valmont Industries, Inc	12,944
130,847		Viohalco S.A.	710
164,468	e	Watts Water Technologies, Inc (Class A)	5,108

		TOTAL FABRICATED METAL PRODUCTS	533,731

FISHERIES - 0.0%
46,900	*	Copeinca ASA	394
58,622	*,e	HQ Sustainable Maritime Industries, Inc	352
343,500	e	Nippon Suisan Kaisha Ltd	996
4,724,000	*,e	PAN Fish ASA	4,196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

153,445		Tassal Group Ltd	$221

		TOTAL FISHERIES	6,159

FOOD AND KINDRED PRODUCTS - 4.0%
125,274	*,e	AgFeed Industries, Inc	550
5,176		Agrana Beteiligungs AG.	499
1,756,667		Ajinomoto Co, Inc	17,399
31,640	e	Aker ASA (A Shares)	873
50,271	*,e	American Dairy, Inc	963
148,412	*,e	American Italian Pasta Co	5,769
252,166		Anadolu Efes Biracilik Ve Malt Sanayii AS	2,658
2,974	*	Anheuser-Busch InBev NV	0	^
2,104,309		Archer Daniels Midland Co	60,815
26,300		Ariake Japan Co Ltd	384
1,723		Aryzta AG.	75
1,043,896	e	Asahi Breweries Ltd	19,574
766,500		Asiatic Development BHD	1,633
1,139,344	e	Associated British Foods plc	16,918
18,063		Atria Group plc	300
187,900	e	Austevoll Seafood ASA	1,413
787,989	e	B&G Foods, Inc (Class A)	8,258
2,638		Barry Callebaut AG.	1,704
1,215,600		Beijing Enterprises Holdings Ltd	8,447
393,719		Bidvest Group Ltd	7,365
4,664		Bonduelle S.C.A.	522
69,178	*	Boston Beer Co, Inc (Class A)	3,615
485,545		Britvic plc	3,419
487,909	e	Bunge Ltd	30,070
496,567		C&C Group plc	2,244
957,177	e	Campbell Soup Co	33,836
22,351		Campofrio Alimentacion S.A.	211
63,065	e	Carlsberg AS (Class B)	5,293
368,962	*	Central Garden and Pet Co (Class A)	3,380
10,741,700		Charoen Pokphand Foods PCL	4,983
2,214,700		China Agri-Industries Holdings Ltd	3,058
1,518,000	e	China Yurun Food Group Ltd	4,634
10,097		CJ CheilJedang Corp	2,008
36,934		Coca Cola Hellenic Bottling Co S.A.	996
965,330	e	Coca-Cola Amatil Ltd	9,966
31,898		Coca-Cola Bottling Co Consolidated	1,871
29,500		Coca-Cola Central Japan Co Ltd	361
11,841,667	e	Coca-Cola Co	651,291
2,166,555		Coca-Cola Enterprises, Inc	59,927
363,475	e	Coca-Cola Femsa S.A. de C.V.	2,426
61,268		Coca-Cola Icecek AS	521
28,583		Coca-Cola West Japan Co Ltd	467
3,598,409		ConAgra Foods, Inc	90,212
1,686,466	*,e	Constellation Brands, Inc (Class A)	27,726
1,119,738	e	Corn Products International, Inc	38,810
149,343	*	Cosan SA Industria e Comercio	1,821
189,700	*	Cott Corp	1,479
68,103		Cranswick plc	832

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

132,659		CSM	$4,121
892,259	e	CSR Ltd	1,355
547,019	*,e	Darling International, Inc	4,901
211,654	e	Davide Campari-Milano S.p.A.	2,263
1,666,947		Del Monte Foods Co	24,337
355,234		Devro plc	868
6,752,944		Diageo plc	113,338
84,385	e	Diamond Foods, Inc	3,548
44,300		Doutor Nichires Holdings Co Ltd	587
4,716,986		Dr Pepper Snapple Group, Inc	165,896
21,600		Dydo Drinco, Inc	749
187,527		Ebro Puleva S.A.	3,454
177,000		Ezaki Glico Co Ltd	2,066
35,284	e	Farmer Bros Co	661
266,786	e	Flowers Foods, Inc	6,600
2,916,425	e	Fomento Economico Mexicano S.A. de C.V.	13,924
135,500		Fuji Oil Co Ltd	1,915
28,000		Fujicco Co Ltd	322
2,749,866		General Mills, Inc	194,663
192,559		Glanbia plc	777
8,531,856		Golden Agri-Resources Ltd	3,537
226,290		Greencore Group plc	425
228,804		Greggs plc	1,689
508,212		Groupe Danone	30,614
465,682	e	Grupo Bimbo S.A. de C.V. (Series A)	4,097
1,021,601	e	Grupo Modelo S.A. (Series C)	6,005
2,039,357		H.J. Heinz Co	93,015
471,736	*,e	Hansen Natural Corp	20,464
39,915	*	Harbinger Group, Inc	270
346,875		Heineken NV	17,827
1,100,836	e	Hershey Co	47,127
6,293		Hite Brewery Co Ltd	793
91,714		HKScan Oyj	1,230
402,146	e	Hormel Foods Corp	16,894
88,900	e	House Foods Corp	1,292
73,815	e	Imperial Sugar Co	1,145
3,620,245		InBev NV	182,361
528,000	*	Indofood Agri Resources Ltd	845
30,000	*,m	International Hydron	1
5,761,228		IOI Corp BHD	9,520
32,644	e	Ito En Ltd	505
198,000	e	Itoham Foods, Inc	752
96,446	e	J&J Snack Foods Corp	4,193
339,352	e	J.M. Smucker Co	20,449
122,000		J-Oil Mills, Inc	382
101,600	e	Kagome Co Ltd	1,734
888,268		Kaneka Corp	5,758
1,763,569		Kellogg Co	94,227
159,865		Kerry Group plc (Class A)	4,966
22,900	e	KEY Coffee, Inc	389
1,521,566		Kirin Brewery Co Ltd	22,443
94,664	*,e	Koninklijke Wessanen NV	403

COLLEGE RETIREMENT EQUITIES FUND -Stock Account

			VALUE (000)
SHARES		COMPANY

12,373,959	e	Kraft Foods, Inc (Class A)	$374,188
1,604,527		Kulim Malaysia BHD	3,497
111,099	e	Lancaster Colony Corp	6,550
128,663	e	Lance, Inc	2,976
3,900		Laurent-Perrier	313
35,050	e	Leroy Seafood Group ASA	849
23,387	*,e	Lifeway Foods, Inc	278
77		Lindt & Spruengli AG.	182
86		Lindt & Spruengli AG. (Reg)	2,329
1,276		Lotte Confectionery Co Ltd	1,488
58,619	*	M&F Worldwide Corp	1,794
75,169		Maple Leaf Foods, Inc	765
497,344		Marfrig Alimentos S.A.	5,688
301,000		Marudai Food Co Ltd	860
103,574	*,e	Matrixx Initiatives, Inc	525
65,700	e	Matsumotokiyoshi Holdings Co Ltd	1,486
378,114	e	McCormick & Co, Inc	14,504
1,069,586	e	Mead Johnson Nutrition Co	55,651
42,102	e	MEIJI Holdings Co Ltd	1,635
179,000		Mercian Corp	352
42,900		Mikuni Coca-Cola Bottling Co Ltd	339
124,000		Mitsui Sugar Co Ltd	414
380,897		Molson Coors Brewing Co (Class B)	16,021
342,000	e	Morinaga & Co Ltd	761
414,000	e	Morinaga Milk Industry Co Ltd	1,630
25,000		Nagatanien Co Ltd	236
61,094	e	National Beverage Corp	679
5,289,753	e	Nestle S.A.	270,909
628,000		Nichirei Corp	2,351
168,000	e	Nippon Beet Sugar Manufacturing Co Ltd	410
281,000		Nippon Flour Mills Co Ltd	1,401
91,853	e	Nippon Meat Packers, Inc	1,162
314,000		Nisshin Oillio Group Ltd	1,521
586,830	e	Nisshin Seifun Group, Inc	7,576
44,185	e	Nissin Food Products Co Ltd	1,486
291,000	e	NOF Corp	1,152
683,152		Northern Foods plc	603
53,529		Nutreco Holding NV	3,373
1,312,000	*	Oceanus Group Ltd	328
25,458	e	Olam International Ltd	47
98,429	*,e	Omega Protein Corp	566
79,377	*,e	Overhill Farms, Inc	463
5,608,010		Parmalat S.p.A.	15,357
53,053	*,e	Peet’s Coffee & Tea, Inc	2,104
430	e	Penford Corp	4
8,614,035		PepsiCo, Inc	569,904
422,658		Perdigao S.A.	11,384
4,198	e	Pernod-Ricard S.A.	356
3,000,600		Petra Foods Ltd	2,660
3,145,991	*	Premier Foods plc	1,515
367,000	e	Prima Meat Packers Ltd	389
461,524		PT Astra Agro Lestari Tbk	1,248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE (000)
SHARES		COMPANY

8,153,900		PT Indofood Sukses Makmur Tbk	$3,383
260,400	e	Q.P. Corp	2,827
276,728	e	Raisio plc (V Shares)	1,047
454,880	*,e	Ralcorp Holdings, Inc	30,832
673,643		Remgro Ltd	9,064
31,718	e	Remy Cointreau S.A.	1,639
766,542	e	Reynolds American, Inc	41,378
87,657	e	Robert Wiseman Dairies plc	659
150,813		SABMiller plc	4,422
136,305	e	Sanderson Farms, Inc	7,307
128,346	e	Sapporo Holdings Ltd	670
340,088		Saputo, Inc	9,905
4,069,405		Sara Lee Corp	56,687
32,401	e	Schouw & Co	752
51,629	*	Seneca Foods Corp	1,503
132,000		Showa Sangyo Co Ltd	407
13,510		Sipef S.A	855
283,843	*,e	Smart Balance, Inc	1,839
1,126,985	*,e	Smithfield Foods, Inc	23,374
50,088	e	SOS Cuetara S.A.	168
231,456	e	Suedzucker AG.	5,108
664,600		Swire Pacific Ltd (Class A)	7,995
31,100	e	T Hasegawa Co Ltd	470
254,000	e	Takara Holdings, Inc	1,424
103,000		Takasago International Corp	555
754,181		Tate & Lyle plc	5,198
2,276,000	e	Tingyi Cayman Islands Holding Corp	5,382
111,825	e	Tootsie Roll Industries, Inc	3,023
737,433		Total Produce plc	398
261,724		Toyo Suisan Kaisha Ltd	6,769
172,961	*,e	TreeHouse Foods, Inc	7,588
2,077,883		Tyson Foods, Inc (Class A)	39,791
21,400	e	Unicharm Petcare Corp	679
3,252,231		Unilever plc	95,497
492,231	e	Unilever plc (ADR)	14,413
310,605		United Breweries Co, Inc	2,320
106,018		United Spirits Ltd	3,120
2,363,800		Universal Robina	1,308
1,496,000		Vitasoy International Holdings Ltd	1,177
4,503		Vranken - Pommery Monopole	193
1,969,748	e	Wilmar International Ltd	9,434
55,978	e	Yakult Honsha Co Ltd	1,510
74,306	e	Yamazaki Baking Co Ltd	920
350,651		Yantai Changyu Pioneer Wine Co	2,917
50,500		Yonekyu Corp	427

		TOTAL FOOD AND KINDRED PRODUCTS	4,093,866

FOOD STORES - 0.5%
187,453		Alimentation Couche Tard, Inc	3,416
139,445		Almacenes Exito S.A.	1,261
63,300		Arcs Co Ltd	854
6,662		Arden Group, Inc (Class A)	708

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE (000)
SHARES		COMPANY

13,164	*,e	Caribou Coffee Co, Inc	$87
371,240		Carrefour S.A.	17,893
37,000		Cawachi Ltd	709
1,155,434		Centros Comerciales Sudamericanos S.A.	4,536
1,950,300		China Resources Enterprise	7,247
77,700		Circle K Sunkus Co Ltd	963
4,432		Colruyt S.A.	1,091
		Companhia Brasileira de Distribuicao Grupo Pao
109,858		de Acucar	3,661
3,593,500		CP Seven Eleven PCL	3,056
11,300	e	CREATE SD HOLDINGS Co Ltd	212
7,300	*	Daikokutenbussaan Co Ltd	218
185,668		Delhaize Group	14,921
111,264		Discount Investment Corp	3,101
190,069	*,e	Dole Food Co, Inc	2,252
85,861		Empire Co Ltd	4,453
34,278	e	FamilyMart Co Ltd	1,091
25,700		Fuji Co Ltd	497
70,624		George Weston Ltd	4,878
3,135,063	e	Goodman Fielder Ltd	4,114
187,217	*,e	Great Atlantic & Pacific Tea Co, Inc	1,436
72,266		Hakon Invest AB	1,381
42,700		Heiwado Co Ltd	548
61,397	e	Ingles Markets, Inc (Class A)	923
80,800		Izumi Co Ltd	1,060
99,000		Izumiya Co Ltd	434
550,773		J Sainsbury plc	2,738
3,142,247	e	Jeronimo Martins SGPS S.A.	31,831
93,300		Kasumi Co Ltd	453
1,411	e	Kesko Oyj (B Shares)	56
1,102,537		Koninklijke Ahold NV	14,698
3,019,964		Kroger Co	65,411
82,358		Lawson, Inc	3,515
172,881		Loblaw Cos Ltd	6,385
103,000		Maruetsu, Inc	426
593,000	e	Maruha Nichiro Holdings, Inc	844
59,100		Ministop Co Ltd	687
196,729	*,e	Panera Bread Co (Class A)	15,048
131,268	*,e	Pantry, Inc	1,640
293,583		Pick’n Pay Stores Ltd	1,733
884,625		President Chain Store Corp	2,206
221,330	e	Ruddick Corp	7,003
2,297,562	e	Safeway, Inc	57,116
679,486		Shoprite Holdings Ltd	6,782
1,166,133	e	Sonae SPGS S.A.	1,386
1,443,906		Supervalu, Inc	24,084
37,274	*,e	Susser Holdings Corp	315
2,331,998	*	Taiwan TEA Corp	1,454
7,879,104		Tesco plc	52,065
7,445		Valora Holding AG.	1,928
43,920	e	Village Super Market (Class A)	1,231
7,596,000	e	Want Want China Holdings Ltd	5,391

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE (000)
SHARES		COMPANY

65,114	e	Weis Markets, Inc	$2,368
1,419,620	*,e	Whole Foods Market, Inc	51,319
295,017	*,e	Winn-Dixie Stores, Inc	3,685
11,258,310		WM Morrison Supermarkets plc	50,143
681,349	e	Woolworths Ltd	17,507
774,000	*	Wumart Stores	1,561
10,200	e	Yaoko Co Ltd	301

		TOTAL FOOD STORES	520,311

FORESTRY - 0.1%
197,748	*,b,e	Great Southern Ltd	22
1,749	*	Gunns Ltd	89
869,943	e	Rayonier, Inc	39,522
1,855,640		Weyerhaeuser Co	84,004

		TOTAL FORESTRY	123,637

FURNITURE AND FIXTURES - 0.2%
44,699	*,e	Astronics Corp	438
38,405		Beter BED Holding NV	1,065
28,500		Cleanup Corp	235
56,896		Dorel Industries, Inc (Class B)	1,815
111,606	e	Ethan Allen Interiors, Inc	2,302
40,219	*	Faurecia	808
175,000	e	France Bed Holdings Co Ltd	253
274,454	*,e	Furniture Brands International, Inc	1,765
252,182	e	Herman Miller, Inc	4,554
331,285		Hill-Rom Holdings, Inc	9,014
219,456	e	HNI Corp	5,844
48,741	e	Hooker Furniture Corp	784
10,330		Hunter Douglas Nv	529
197,122	e	Kimball International, Inc (Class B)	1,370
532,301	*,e	Kinetic Concepts, Inc	25,449
286,201	*,e	La-Z-Boy, Inc	3,589
721,105	e	Leggett & Platt, Inc	15,605
3,870,143	e	Masco Corp	60,066
449		Mecalux S.A.	9
82,000		Okamura Corp	524
27,900		Paramount Bed Co Ltd	546
57,809		Recticel S.A.	611
242,531	*,e	Sealy Corp	849
46,559	*,e	Stanley Furniture Co, Inc	473
321,704	e	Steelcase, Inc (Class A)	2,081
446,588	*,e	Tempur-Pedic International, Inc	13,469
119,000	e	Uchida Yoko Co Ltd	396

		TOTAL FURNITURE AND FIXTURES	154,443

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
855,970	*	Bed Bath & Beyond, Inc	37,456
66,000		Best Denki Co Ltd	162
58,789		Carpetright plc	714
1,004,000	*,b	Circuit City Stores, Inc	10
5,418,816	*	DSG International plc	2,874

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE (000)
SHARES		COMPANY

160,514		Dunelm Group plc	$900
139,400	e	EDION Corp	1,436
907,974	*,e	GameStop Corp (Class A)	19,894
116,025	e	Grupo Elektra S.A. de CV	5,894
125,705	e	GUD Holdings Ltd	1,068
1,735,499	e	Harvey Norman Holdings Ltd	5,765
79,202	e	Haverty Furniture Cos, Inc	1,293
55,111	*,e	hhgregg, Inc	1,391
233,863		JB Hi-Fi Ltd	4,356
733,322		Kesa Electricals plc	1,412
210,674	e	Knoll, Inc	2,370
54,600	e	Kohnan Shoji Co Ltd	623
45,400	e	Kojima Co Ltd	406
53,200	e	Komeri Co Ltd	1,386
108,120	e	K’s Holdings Corp	2,654
82,429	e	Nitori Co Ltd	6,260
565,402	*,e	Pier 1 Imports, Inc	3,602
71,428		Poltrona Frau S.p.A.	78
548,739		RadioShack Corp	12,418
31,662	*,e	Rex Stores Corp	513
77,700		Shimachu Co Ltd	1,657
1,711,586	e	Steinhoff International Holdings Ltd	4,700
179,439	*,e	Tuesday Morning Corp	1,183
964,690	e	Williams-Sonoma, Inc	25,361
224,748		Yamada Denki Co Ltd	16,587

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	164,423

GENERAL BUILDING CONTRACTORS - 0.4%
35,913		Ackermans & Van Haaren	2,627
83,345	e	ACS Actividades Cons y Servicios S.A.	3,845
367,569		AMEC plc	4,457
9,306	*,e	Amrep Corp	135
34,000	*	Amrep Corp	0	^
65,700	e	Arnest One Corp	604
321,016		Asunaro Aoki Construction Co Ltd	1,487
31,176	*,e	Avatar Holdings, Inc	678
600,065		Aveng Ltd	3,098
5,729,672		Balfour Beatty plc	25,407
1,673,241	*	Barratt Developments plc	3,149
350,960	*,e	Beazer Homes USA, Inc	1,593
176,066		Bellway plc	2,057
186,750	*	Berkeley Group Holdings plc	2,307
30,659		Bird Construction, Income Fund	962
394,070	*	Bovis Homes Group plc	2,392
48,648	e	Brookfield Homes Corp	425
86,000	*	BWG Homes ASA	260
901,065		Carillion plc	4,469
35,280	*,e	Cavco Industries, Inc	1,204
3,836,400		Century City International	296
653,539	e	Cheung Kong Infrastructure Holdings Ltd	2,529
6,689,080	e	China Overseas Land & Investment Ltd	15,111
415,000	e	Daikyo, Inc	808

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

308,257		Daito Trust Construction Co Ltd	$14,870
1,262,818		Daiwa House Industry Co Ltd	14,250
505,597		DLF Ltd	3,479
1,021,189		DR Horton, Inc	12,867
32,072	e	Eiffage S.A.	1,659
697,700		Farglory Land Development Co Ltd	1,485
748,332		Fletcher Building Ltd	4,439
96,000		Fujitec Co Ltd	571
119,312		Galliford Try PLC	578
2,853,500	e	Haseko Corp	2,655
326,834		Hellenic Technodomiki Tev S.A.	1,836
56,609	e	Hochtief AG.	4,757
241,558	*,e	Hovnanian Enterprises, Inc (Class A)	1,051
1,375,670		IJM Corp BHD	2,058
606,101		Impregilo S.p.A.	2,094
338,782		Interserve plc	1,114
74,855		J&P-Avax SA	217
121,573	*	JM AB	2,147
1,227,868	e	Kajima Corp	3,008
218,184	e	KB Home	3,655
48,832		Kier Group plc	815
167,513	e	Koninklijke BAM Groep NV	1,303
8,684		Lemminkainen Oyj	330
309,570	e	Lend Lease Corp Ltd	2,460
476,298	e	Lennar Corp (Class A)	8,197
435,311	e	Leopalace21 Corp	2,258
92,738	*,e	M/I Homes, Inc	1,359
175,000		Maeda Corp	520
4,551		Maisons France Confort	205
119,579	e	McGrath RentCorp	2,897
472,909	e	MDC Holdings, Inc	16,368
117,307	e	Mears Group plc	498
165,817	*,e	Meritage Homes Corp	3,482
74,062		Michaniki S.A.	85
5,861		Michaniki S.A. (Preference)	6
65,000		Mitsui Home Co Ltd	356
331,483	e	Mota Engil SGPS S.A.	1,452
331,935		MRV Engenharia e Participacoes S.A.	2,316
90,433		NCC AB (B Shares)	1,578
59,299	*,e	NVR, Inc	43,082
694,723	e	Obayashi Corp	3,084
1,228,000	*	Pacific Century Premium Developments Ltd	459
669,000		Paliburg Holdings Ltd	250
139,000		PanaHome Corp	928
9,141	*	PBG S.A.	690
247,987		Peab AB (Series B)	1,525
729,000		Penta-Ocean Construction Co Ltd	1,006
159,956	*,e	Perini Corp	3,479
589,058	*,e	Persimmon plc	4,161
991,972	*,e	Pulte Homes, Inc	11,160
697,815	f	Puravankara Projects Ltd	1,590
449,849	*	Redrow plc	967

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,419		Renta Corp Real Estate S.A.	$81
261,377		ROK plc	159
267,965		Ruukki Group Oyj	731
224,888	e	Ryland Group, Inc	5,046
40,090	e	Sacyr Vallehermoso S.A.	354
1,629,699		Sekisui Chemical Co Ltd	11,052
897,209		Sekisui House Ltd	8,963
362,168	e	Shimizu Corp	1,511
41,650		Skanska AB (B Shares)	757
140,139		Sobha Developers Ltd	859
21,440		SRV Group plc	186
562,545	*,e	Standard-Pacific Corp	2,543
204,600	e	Sumitomo Forestry Co Ltd	1,670
190,727	e	Sunland Group Ltd	137
1,897,976	e	Taisei Corp	4,182
132,793		Takamatsu Corp	1,629
907,522	*	Talaat Moustafa Group	1,264
5,631,696	*	Taylor Woodrow plc	3,218
90,679	*,e	Team, Inc	1,504
47,811		Terna Energy S.A.	348
382,000	e	Toda Corp	1,377
19,540		Token Corp	558
108,370		Tokyu Construction Co Ltd	326
413,223	*,e	Toll Brothers, Inc	8,595
622,115	*,e	Urbi Desarrollos Urbanos S.A. de C.V	1,474
133,500	e	Veidekke ASA	1,089
736,706	e	Vinci S.A.	43,419
39,000		Yahagi Construction Co Ltd	224
196,161	e	YIT Oyj	4,531
2,452,493		YTL Corp BHD	5,639

		TOTAL GENERAL BUILDING CONTRACTORS	390,982

GENERAL MERCHANDISE STORES - 1.5%
222,147	*	99 Cents Only Stores	3,621
904,152	e	Aeon Co Ltd	10,261
32,300		Arc Land Sakamoto Co Ltd	347
298,949	*,e	Big Lots, Inc	10,888
717,298	*,e	BJ’s Wholesale Club, Inc	26,533
260,777	e	Casey’s General Stores, Inc	8,188
46,833	*,e	Conn’s, Inc	367
1,768,077	e	Costco Wholesale Corp	105,572
89,350	*,e	Daiei, Inc	383
1,132,055	e	David Jones Ltd	4,934
378,684	e	Dillard’s, Inc (Class A)	8,937
122,569	*,e	Dollar General Corp	3,095
219,900	e	Don Quijote Co Ltd	5,490
14,004		Dufry Group	1,125
610,397		Family Dollar Stores, Inc	22,347
1,647,671		Far Eastern Department Stores Co Ltd	1,364
202,405	e	Fred’s, Inc (Class A)	2,425
1,598,000	e	Golden Eagle Retail Group Ltd	3,194
181,000	e	Hankyu Department Stores, Inc	1,237

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,382		Hyundai Department Store Co Ltd	$2,962
447,465	e	Isetan Mitsukoshi Holdings Ltd	4,810
999,360	e	J Front Retailing Co Ltd	5,879
61,600	e	Japan Airport Terminal Co Ltd	855
774,665		JC Penney Co, Inc	24,921
164		Jelmoli Holding AG.	82
102,000	e	Joshin Denki Co Ltd	921
291,302	e	Keio Corp	1,966
877,358	e	Kintetsu Corp	2,731
365,000		Lifestyle International Holdings Ltd	659
452,987		Lojas Americanas S.A.	3,375
149,449		Lojas Renner S.A.	3,429
4,067,404		Macy’s, Inc	88,547
591,138		Marks & Spencer Group plc	3,320
121,229	e	Marui Co Ltd	879
42,700	e	Matsuya Co Ltd	401
506,000		Metro Holdings Ltd	298
115,577	e	Mothercare plc	1,053
1,611,105	e	Myer Holdings Ltd	4,953
1,228,000		New World Department Store China Ltd	1,183
1,028,943	e	Next plc	33,789
40,939		North West Co Fund	737
336,921	e	Odakyu Electric Railway Co Ltd	2,804
169,750		Pantaloon Retail India Ltd	1,491
7,864,000	*,e	PCD Stores Ltd	2,603
61,530		PPR	8,192
54,748		Rallye S.A.	2,020
32,182		Reject Shop Ltd	476
126,741	*,e	Retail Ventures, Inc	1,205
60,300	e	Ryohin Keikaku Co Ltd	2,544
332,206		SACI Falabella	1,956
1,395,227	*,e	Saks, Inc	11,999
58,325	*	Sears Canada, Inc	1,677
143,097	*,e	Sears Holdings Corp	15,516
56,140		Shinsegae Co Ltd	26,545
599,771		SM Investments Corp	4,911
210,212	*,e	Stein Mart, Inc	1,898
44,240	e	Stockmann Oyj Abp (B Share)	1,610
149,196	e	Takashimaya Co Ltd	1,226
5,446,454		Target Corp	286,484
2,777,170		TJX Companies, Inc	118,085
414,407	e	Tobu Railway Co Ltd	2,301
1,177,101	e	Tokyu Corp	4,923
89,867		UNY Co Ltd	743
4,570,429	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	23,333
11,082,371		Wal-Mart Stores, Inc	616,181
226,860		Warehouse Group Ltd	604

		TOTAL GENERAL MERCHANDISE STORES	1,549,385

HEALTH SERVICES - 1.0%
10,300	*	Ain Pharmaciez Inc	301
106,872	*,e	Alliance Imaging, Inc	601

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

216,779	*	Allied Healthcare International, Inc	$590
33,589	*,e	Almost Family, Inc	1,266
130,671	*,e	Amedisys, Inc	7,216
57,882		America Service Group, Inc	931
77,011	*,e	American Dental Partners, Inc	1,005
1,694,602		AmerisourceBergen Corp	49,008
169,326	*,e	Amsurg Corp	3,656
47,644	*,e	Assisted Living Concepts, Inc (A Shares)	1,565
47,987		Athens Medical Center S.A.	78
2,299,400		Bangkok Dusit Medical Service PCL	1,813
33,473		Biogaia AB (B Shares)	477
12,889		BioMerieux	1,480
56,717	*	Bio-Reference Labs, Inc	2,494
24,200		BML, Inc	611
157,151	*,e	Brookdale Senior Living, Inc	3,273
50,651	*,e	China Sky One Medical, Inc	796
10,912		Clinica Baviera S.A.	119
63,917		CML Healthcare Income Fund	797
259,262	*,e	Community Health Systems, Inc	9,575
160,381	*,e	Continucare Corp	593
14,700	*	Corp Dermoestetica	56
42,923	*,e	Corvel Corp	1,534
187,593	*,e	Covance, Inc	11,516
1,648,493	*	Coventry Health Care, Inc	40,751
199,424	*	Cross Country Healthcare, Inc	2,016
88,280	*	Crucell NV	1,814
155,238	*,e	CryoLife, Inc	1,004
465,892	*,e	DaVita, Inc	29,538
171,970		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	316
353,765	*,e	Edwards Lifesciences Corp	34,980
111,116	*,e	eHealth, Inc	1,750
93,399	*,e	Emeritus Corp	1,901
45,195	e	Ensign Group, Inc	783
157,418	*,e	Enzo Biochem, Inc	948
134,852	*	Evotec AG.	365
43,001	*,e	ExonHit Therapeutics SA	195
1,721,966	*	Express Scripts, Inc	175,228
4,907	*	Fleury S.A.	52
2,861,760		Fraser and Neave Ltd	9,819
146,410	e	Fresenius Medical Care AG.	8,261
68,976	*,e	Genomic Health, Inc	1,213
71,746	*,e	Genoptix, Inc	2,546
137,209	*	Gentiva Health Services, Inc	3,880
133,874	*,e	Health Grades, Inc	851
774,074	*,e	Health Management Associates, Inc (Class A)	6,657
557,604	e	Healthscope Ltd	2,262
1,408,952	*,e	Healthsouth Corp	26,347
172,547	*,e	Healthways, Inc	2,773
299,916	*,e	Immunomedics, Inc	996
73,687	*,e	IPC The Hospitalist Co, Inc	2,587
950		Japan Longlife Co Ltd	304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

216,410	*,e	Kindred Healthcare, Inc	$3,906
1,694,168		Laboratorios Almirall S.A.	21,326
378,066	*,e	Laboratory Corp of America Holdings	28,623
79,467	*,e	LCA-Vision, Inc	661
82,472	*,e	LHC Group, Inc	2,765
155,630	*	LifePoint Hospitals, Inc	5,724
310,372	*,e	Lincare Holdings, Inc	13,929
9,256		LVL Medical Groupe S.A.	210
187,823	*,e	Magellan Health Services, Inc	8,167
2,128,013		McKesson Corp	139,853
216,000	*	MDS, Inc	1,740
79,166	*,e	Medcath Corp	829
3,007,132	*	Medco Health Solutions, Inc	194,141
190		Message Co Ltd	408
35,601	e	Mindray Medical International Ltd (ADR) (Class A)	1,297
36,309	e	National Healthcare Corp	1,285
479,743	*	Nektar Therapeutics	7,297
1,634,699	e	Network Healthcare Holdings Ltd	2,962
120,364	*,e	Nighthawk Radiology Holdings, Inc	383
98,496	*,e	NovaMed, Inc	335
221,259	*	Odyssey HealthCare, Inc	4,007
341,317		Omnicare, Inc	9,656
28,304		Orpea	1,180
3,096	*	Osteotech, Inc	12
1,595,000	*	Parkway Holdings Ltd	3,831
149,011	*,e	Pediatrix Medical Group, Inc	8,671
307,983		Pharmaceutical Product Development, Inc	7,315
108,000	*,f	Pharmstandard (GDR)	2,689
16,437		Prim S.A.	149
840,410	e	Primary Health Care Ltd	3,432
265,714	*,e	Psychiatric Solutions, Inc	7,918
770,362		Quest Diagnostics, Inc	44,904
608,000		Raffles Medical Group Ltd	695
217,994		Ramsay Health Care Ltd	2,785
172,451	*,e	RehabCare Group, Inc	4,703
177,090	e	Rhoen Klinikum AG.	4,533
158,361	*,e	Select Medical Holdings Corp	1,337
107,322	*,e	Skilled Healthcare Group, Inc (Class A)	662
276,433	e	Sonic Healthcare Ltd	3,645
251,907	*,e	Sun Healthcare Group, Inc	2,403
220,550	*,e	Sunrise Senior Living, Inc	1,129
135,359		Synergy Healthcare plc	1,234
28,200	*	Team Health Holdings, Inc	474
1,343,671	*	Tenet Healthcare Corp	7,686
524,863		Universal Health Services, Inc (Class B)	18,417
70,964	*,e	US Physical Therapy, Inc	1,235
38,196	*,e	Virtual Radiologic Corp	420

		TOTAL HEALTH SERVICES	1,042,451

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
59,344	e	Abengoa S.A.	$1,712
387,959	e	Abertis Infraestructuras S.A.	7,467
272,028		Acciona S.A.	30,169
118,455		Aecon Group, Inc	1,583
131,524		Astaldi S.p.A.	1,001
46,573		Athens Water Supply & Sewage Co S.A.	387
48,867		Boskalis Westminster	1,873
480,848		Bouygues S.A.	24,174
84,032	*,e	Broadwind Energy, Inc	376
217,000	e	Chiyoda Corp	2,154
20,308		Compagnie d’Entreprises CFE	1,128
95,204	*,e	Comverge, Inc	1,077
5,844,064		ConnectEast Group	2,413
852,201		Costain Group plc	310
45,220		Daelim Industrial Co	2,997
17,127	e	Fomento de Construcciones y Contratas S.A.	627
12,133	*,e	Foster Wheeler AG.	329
1,997,300		Gamuda BHD	1,776
87,634		GEK Group of Cos S.A.	646
297,221		Giken Seisakusho Co, Inc	1,310
184,216	e	Granite Construction, Inc	5,567
232,391		Great Lakes Dredge & Dock Corp	1,220
62,455		GS Engineering & Construction Corp	5,382
264,000		Guangzhou Investment Co Ltd	71
453,000	e	Hyflux Ltd	1,101
65,061		Hyundai Engineering & Construction Co Ltd	3,571
2,740,000		Jiangsu Express	2,587
56,457	*	LB Foster Co (Class A)	1,631
161,000	e	Maeda Road Construction Co Ltd	1,312
198,047	*	Matrix Service Co	2,131
431,034		Murray & Roberts Holdings Ltd	2,562
74,213	*,e	MYR Group, Inc	1,210
161,000		Nippo Corp	1,236
385,000		Nishimatsu Construction Co Ltd	502
73,709		Obrascon Huarte Lain S.A.	2,130
233,000	e	Okumura Corp	815
108,145		Orascom Construction Industries	5,183
121,063	*,e	Orion Marine Group, Inc	2,185
4,337,471		Saipem S.p.A.	167,844
54,800	e	SHO-BOND Holdings Co Ltd	1,074
124,081	*,e	Sterling Construction Co, Inc	1,951
40,000		Taihei Dengyo Kaisha Ltd	366
90,000		Takuma Co Ltd	217
49,986		Tecnicas Reunidas S.A.	3,143
306,108	e	Teixeira Duarte - Engenharia Construcoes S.A.	438
36,790	*	TK Development	207
408,000		Toa Corp/Tokyo	463
162,407	e	Tognum AG.	3,053
35,000		Tokyo Energy & Systems, Inc	241
57,000	e	Toshiba Plant Systems & Services Corp	641
865,000		Toyo Construction Co Ltd	444
705,714	e	Transurban Group	3,270
82,000		Yokogawa Bridge Holdings Corp	611

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,320,000		Zhejiang Expressway Co Ltd	$2,997

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	310,865

HOLDING AND OTHER INVESTMENT OFFICES - 2.3%
851,307		3i Group plc	3,762
963,323		Aberdeen Asset Management plc	1,900
240,870	e	Acadia Realty Trust	4,302
5,936	*,e	Advance Residence Investment Corp	7,359
128,934	*,e	Affiliated Managers Group, Inc	10,186
373,213	*	Afirma Grupo Inmobiliario S.A.	142
36,528	e	Agree Realty Corp	835
9,257	e	Alexander’s, Inc	2,769
170,828	e	Alexandria Real Estate Equities, Inc	11,548
31,284,400	e	Allco Commercial Real Estate Investment Trust	3,354
941,785	*,e	Allied Capital Corp	4,681
34,817		Allied Properties Real Estate Investment Trust	696
42,579	*	Altamir Amboise	343
451,729		AMB Property Corp	12,305
337,556	e	American Campus Communities, Inc	9,337
82,089	e	American Capital Agency Corp	2,101
104,278	*,e	Ampal American Israel (Class A)	290
3,953,616		Annaly Mortgage Management, Inc	67,923
534,401	e	Anworth Mortgage Asset Corp	3,602
509,839		Apartment Investment & Management Co (Class A)	9,386
18,500	e	Apollo Commercial Real Estate Finance, Inc	333
291,721		ARC Energy Trust	5,888
30,051		Artis Real Estate Investment Trust	346
1,295,915		Ascendas Real Estate Investment Trust	1,779
603,000		Ascott Residence Trust	534
257,645	*,e	Ashford Hospitality Trust, Inc	1,847
607,914	e	Ashmore Group plc	2,433
114,965	e	Associated Estates Realty Corp	1,585
434,131	e	Atrium European Real Estate Ltd	2,779
925,483	e	Australian Infrastructure Fund	1,682
395,988		AvalonBay Communities, Inc	34,194
222,976		Ayala Corp	1,641
740,827	e	Babcock & Brown Japan Property Trust	248
1,327,934	e	Babcock & Brown Wind Partners	1,560
2,073		Bajaj Finserv Ltd	16
63,965		Bajaj Holdings and Investment Ltd	2,871
23,803		Befimmo SCA Sicafi	2,000
54,508	*,e	Berkshire Hathaway, Inc (Class B)	4,430
544,346	e	BioMed Realty Trust, Inc	9,003
73,259		Boardwalk Real Estate Investment Trust	2,903
758,093	e	Boston Properties, Inc	57,191
638,313		Brandywine Realty Trust	7,794
158,444		BRE Properties, Inc (Class A)	5,664
536,322	e	Brewin Dolphin Holdings plc	1,182
1,372,000		Brightoil Petroleum Holdings Ltd	2,050
682,066	e	Brookfield Asset Management, Inc	17,360
375,427	*	BTG plc	1,016

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

485,545	e	Bunnings Warehouse Property Trust	$864
69,375		Calloway Real Estate Investment Trust	1,449
987,000		Cambridge Industrial Trust	328
377,002	e	Camden Property Trust	15,695
48,691		Canadian Apartment Properties REIT	688
58,056		Canadian Real Estate Investment Trust	1,581
55,382	*,e	Cape Bancorp, Inc	447
4,442,600	e	CapitaCommercial Trust	3,430
370,675	e	Capital Lease Funding, Inc	2,057
14,625	e	Capital Southwest Corp	1,329
717,000	*,e	CapitaMalls Asia Ltd	1,158
636,000	e	CapitaRetail China Trust	559
323,893	e	Capstead Mortgage Corp	3,874
759,859	e	CBL & Associates Properties, Inc	10,410
961,000		CDL Hospitality Trusts	1,236
218,461	e	Cedar Shopping Centers, Inc	1,728
1,250,447	e	CFS Gandel Retail Trust	2,152
778,990		Challenger Diversified Property Group	375
1,535,115		Charter Hall Group	993
41,730	e	Cherokee, Inc	751
2,394,999	e	China Merchants Holdings International Co Ltd	8,822
219,347	e	CI Financial Corp	4,643
55,815	*	Climate Exchange plc	423
16,754		Cofinimmo	2,361
190,536	e	Cogdell Spencer, Inc	1,410
374,496	e	Colonial Properties Trust	4,824
73,110	e	Colony Financial, Inc	1,462
38,998		Cominar Real Estate Investment Trust	738
3,968,726	e	Commonwealth Property Office Fund	3,296
4,900		Compagnie Financiere Tradition S.A.	554
344,415		Companhia de Concessoes Rodoviarias	7,648
48,978		Corp Financiera Alba	2,452
238,779	e	Corporate Office Properties Trust	9,582
358,008		Cousins Properties, Inc	2,975
25,100	e	CreXus Investment Corp	336
977	*	DA Office Investment Corp	2,087
1,179,000		Dah Chong Hong Holdings Ltd	793
102,922	e	Danvers Bancorp, Inc	1,423
2,256,987	e	DB RREEF Trust	1,678
1,130,502	e	DCT Industrial Trust, Inc	5,913
18,939	e	Deutsche Beteiligungs AG.	437
1,115,645	e	Developers Diversified Realty Corp	13,577
704,881	e	DiamondRock Hospitality Co	7,126
304,156	e	Digital Realty Trust, Inc	16,485
119,361		Domino’s Pizza UK & IRL plc	612
375,025	e	Douglas Emmett, Inc	5,764
1,861,365		Duke Realty Corp	23,081
54,203	e	Dynex Capital, Inc	488
41,398	*	East Capital Explorer AB	473
176,766	e	EastGroup Properties, Inc	6,671
60,242	*	Eco Business-Immobilien AG.	369
259,914	e	Education Realty Trust, Inc	1,492

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,840,000		Emperor International Holdings	$405
276,578		Entertainment Properties Trust	11,376
118,745	*	EOS Russia AB	859
141,793		Equity Lifestyle Properties, Inc	7,640
156,121	e	Equity One, Inc	2,949
1,080,409		Equity Residential	42,298
85,440	e	Essex Property Trust, Inc	7,685
81,903		Eurazeo	5,689
475,919	e	Extra Space Storage, Inc	6,035
278,907		Federal Realty Investment Trust	20,307
477,668	*,e	FelCor Lodging Trust, Inc	2,723
196,221	*,e	Financial Engines, Inc	3,316
280,431	*,e	First Industrial Realty Trust, Inc	2,176
162,291		First Potomac Realty Trust	2,439
20,316	e	Fonciere Des Regions	2,238
36,442	*	Formuepleje Safe AS	893
1,478,000	e	Fortune Real Estate Investment Trust	680
2,379,300		Fosun International	1,903
312,712	e	Franklin Street Properties Corp	4,512
4,797,200		Franshion Properties China Ltd	1,631
668,000		Frasers Centrepoint Trust	640
371	*,e	Frontier Real Estate Investment Corp	2,881
147	*	Fukuoka REIT Corp	784
3,358,340		Genting BHD	6,795
342,306	*	Getin Holding S.A.	1,288
78,467	e	Getty Realty Corp	1,836
25,337		Gimv NV	1,367
151,827	e	Gladstone Capital Corp	1,792
40,370		Gladstone Commercial Corp	583
1,248,366	e	Glimcher Realty Trust	6,329
183	*,e	Global One Real Estate Investment Corp	1,280
13,976,588		GOME Electrical Appliances Holdings Ltd	4,698
951,907		Goodman Property Trust	676
6,640,828		GPT Group	3,504
666,088	*,e	Gramercy Capital Corp	1,858
67,571		Groupe Bruxelles Lambert S.A.	5,971
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
513,986	e	Groupe Eurotunnel S.A.	5,238
137,804		GS Holdings Corp	4,884
8,693,103		Guinness Peat Group plc	5,249
194		Hankyu Reit, Inc	766
131,859	*,e	Harris & Harris Group, Inc	608
181,755	e	Hatteras Financial Corp	4,684
1,081,728		HCP, Inc	35,697
544,023		Health Care REIT, Inc	24,606
307,102	e	Healthcare Realty Trust, Inc	7,152
180,657		Heineken Holding NV	8,036
495,153		Hersha Hospitality Trust	2,565
378,868	e	Highwoods Properties, Inc	12,021
173,070	*,e	Hilltop Holdings, Inc	2,034
787,200		HKR International Ltd	327
177,146	e	Home Properties, Inc	8,290

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

545,090		Hospitality Properties Trust	$13,055
3,910,697	e	Host Marriott Corp	57,292
1,269,338	e	HRPT Properties Trust	9,875
1,254,628	*,e	Immoeast AG.	6,880
249		Industrial & Infrastructure Fund Investment Corp	826
727,486		Infratil Ltd	889
3,379,039	e	ING Industrial Fund	1,380
335,347	e	Inland Real Estate Corp	3,068
135,334		Intek S.p.A.	93
10,136		Intervest Offices	326
113,491	e	Invesco Mortgage Capital, Inc	2,610
3,007,280		Investimentos Itau S.A.	20,597
390,292	e	Investors Real Estate Trust	3,520
103,500	*,e	Ironwood Pharmaceuticals, Inc	1,399
1,180,000	e	iShares MSCI Canada Index Fund	32,910
1,220,171	e	iShares MSCI EAFE Index Fund	68,329
267,741	*	ISHARES MSCI EMERGING MKT	11,277
1,100,000	e	iShares MSCI Japan Index Fund	11,484
473,307	e	iShares Russell 2000 Index Fund	32,095
595,886	*,e	iStar Financial, Inc	2,735
114,318	*,e	Jafco Co Ltd	3,002
1,635,000		Japan Asia Investment Co Ltd	892
432		Japan Excellent, Inc	2,061
261		Japan Logistics Fund Inc	2,091
9,788		Japan Prime Realty Investment Corp	21,787
524	e	Japan Real Estate Investment Corp	4,467
2,282	*	Japan Retail Fund Investment Corp	2,685
1,200		Joint Reit Investment Corp	3,016
45,655	*	KBC Ancora	1,141
1,370	*	Kenedix Realty Investment Corp	3,680
235,087	e	Kilroy Realty Corp	7,250
2,655,982	e	Kimco Realty Corp	41,540
205,180	e	Kite Realty Group Trust	971
1,237,467	e	Kiwi Income Property Trust	879
813,000		K-REIT Asia	639
3,834,000	e	KWG Property Holding Ltd	2,785
369,763	e	LaSalle Hotel Properties	8,615
615,272	e	Lexington Corporate Properties Trust	4,005
184,512		LG Corp	11,578
326,632	e	Liberty Property Trust	11,086
1,095,000		Lippo-Mapletree Indonesia Retail Trust	376
110,352	e	LTC Properties, Inc	2,986
30,582		Lundbergs AB (B Shares)	1,557
549,428	e	Macerich Co	21,049
413,608		Mack-Cali Realty Corp	14,580
2,071,067	e	Macquarie CountryWide Trust	1,064
2,450,603	e	Macquarie Infrastructure Group	2,519
420,949		Macquarie Leisure Trust Group	531
2,814,000	e	Macquarie MEAG Prime REIT	1,126
8,712,425	e	Macquarie Office Trust	2,279
34,233		Main Street Capital Corp	534
3,251,000		Mapletree Logistics Trust	1,975

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

912,246		Marfin Investment Group S.A	$2,095
36,442	*,e	Martifer SGPS S.A.	137
379,090	e	Medical Properties Trust, Inc	3,973
102,037		Meinl Airports International AG.	287
2,717,213	*,e	Melco International Development	1,218
11,617	*	METabolic EXplorer S.A.	101
1,400,909	e	MFA Mortgage Investments, Inc	10,311
228	e	MID Reit, Inc	467
172,172	e	Mid-America Apartment Communities, Inc	8,917
347,621		Mission West Properties, Inc	2,392
10,590		Mobimo Holding AG.	1,918
118,144	e	Monmouth Real Estate Investment Corp (Class A)	994
41,121		Morguard Real Estate Investment Trust	552
192	e	Mori Hills REIT Investment Corp	422
169		Mori Trust Sogo Reit, Inc	1,482
8,817		MPC Muenchmeyer Petersen Capital AG.	55
105,425	e	MVC Capital, Inc	1,431
128,401	e	National Health Investors, Inc	4,977
422,689		National Retail Properties, Inc	9,650
34,299		Nationale A Portefeuille	1,797
605,412	e	Nationwide Health Properties, Inc	21,280
45,890		Nieuwe Steen Investments NV	975
296		Nippon Accommodations Fund, Inc	1,523
332		Nippon Building Fund, Inc	2,859
2,903	*,e	Nippon Commercial Investment Corp	3,919
694		Nomura Real Estate Office Fund, Inc	3,897
277		Nomura Real Estate Residential Fund, Inc	1,113
18,869		Northern Property Real Estate Investment Trust	450
286,003	e	NorthStar Realty Finance Corp	1,204
820,759	e	NWS Holdings Ltd	1,639
425,209		Omega Healthcare Investors, Inc	8,287
1		One Liberty Properties, Inc	0	^
15,231		Orascom Development Holding AG.	1,138
57,767		Oresund Investment AB	1,128
444	*,e	Orix JREIT, Inc	2,011
5,106		OZ Holding AG.	174
572,000	e	Parkway Life Real Estate Investment Trust	556
153,405	e	Parkway Properties, Inc	2,881
21,697		Partners Group	3,072
41,800	*	Pebblebrook Hotel Trust	879
267,962	e	Pennsylvania Real Estate Investment Trust	3,341
52,548	*,e	Pennymac Mortgage Investment Trust	873
37,700		Piedmont Office Realty Trust, Inc	748
197,124	*	Pinetree Capital Ltd	355
1,223,733	e	Plum Creek Timber Co, Inc	47,615
2,061,000	e	Poly Hong Kong Investment Ltd	2,631
6,641,160		Polytec Asset Holdings Ltd	1,309
103,265		Porto Seguro S.A.	1,045
271,158	e	Post Properties, Inc	5,971
185,853	e	Potlatch Corp	6,512
847		Premier Investment Co	2,786
117,316	e	Premier Investments Ltd	818

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,116		Primaris Retail Real Estate Investment Trust	$829
1,944,432	e	Prologis	25,667
326,861	e	Prospect Capital Corp	3,971
1,445,000		Prosperity REIT	270
131,064	e	PS Business Parks, Inc	6,999
571,325		Public Storage, Inc	52,556
483,107	e	RAIT Investment Trust	957
144,465	e	Ramco-Gershenson Properties	1,627
63,104	e	Rathbone Brothers	838
80,244		Ratos AB (B Shares)	2,662
425,108	e	Realty Income Corp	13,047
2,654,607		Redefine Income Fund Ltd	2,850
442,999	e	Redwood Trust, Inc	6,831
55,731,000		Regal Real Estate Investment Trust	13,710
446,391	e	Regency Centers Corp	16,726
5,351,067	*,e	Resolution Ltd	6,655
157,528	e	Resource Capital Corp	1,065
161,357		RioCan Real Estate Investment Trust	2,936
28,855	e	Saul Centers, Inc	1,195
11,622	e	SBI Holdings, Inc	2,294
381,150	e	Senior Housing Properties Trust	8,442
945,600	e	Shanghai Industrial Holdings Ltd	4,336
2,383,500	e	Shimao Property Holdings Ltd	4,384
807,624		Shinhan Financial Group Co Ltd	31,728
1,452,227		Simon Property Group, Inc	121,841
1,996,000		Skyworth Digital Holdings Ltd	2,327
616,721	e	SL Green Realty Corp	35,320
9,168		Societe Fonciere Financiere et de Participations FFP	545
19,392		Societe Immobiliere de Location pour l’Industrie et le Commerce	2,449
305,073	*	Sonae Capital SGPS S.A.	251
460,088		Southern Cross Media Group	916
141,088	e	Sovran Self Storage, Inc	4,918
1,896,187		SPDR Trust Series 1	221,834
53,536	*	SRS Labs, Inc	532
849,522	e	Starwood Property Trust, Inc	16,396
381,515	*,e	Strategic Hotels & Resorts, Inc	1,621
77,801	e	Sun Communities, Inc	1,961
2,159,000		Sunlight Real Estate Investment Trust	534
566,755	*,e	Sunstone Hotel Investors, Inc	6,331
2,475,000	e	Suntec Real Estate Investment Trust	2,371
208,792		Tanger Factory Outlet Centers, Inc	9,011
306,419	e	Taubman Centers, Inc	12,232
23,300	*	Terreno Realty Corp	460
5,316,200	*	TM International BHD	6,274
14,100		Tokyu Community Corp	330
303	e	Tokyu REIT, Inc	1,593
885		Top REIT Inc	4,004
1,256	*,e	Transcontinental Realty Investors, Inc	16
626,281		UDR, Inc	11,048
45,355		UMH Properties, Inc	371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

696		United Urban Investment Corp	$4,005
52,038	e	Universal Health Realty Income Trust	1,839
124,937	*	Uranium Participation Corp	731
105,294	e	Urstadt Biddle Properties, Inc (Class A)	1,665
444,473	e	U-Store-It Trust	3,200
211,715	*,e	Vantage Drilling Co	313
49,739		Vastned Offices/Industrial	904
603,579	e	Ventas, Inc	28,658
1,096,487	e	Virgin Media, Inc	18,925
37,736	*,e	Virtus Investment Partners, Inc	786
726,511		Vornado Realty Trust	54,997
535,869	e	WABCO Holdings, Inc	16,033
101,787		Walter Investment Management Corp	1,629
286,658	e	Washington Real Estate Investment Trust	8,757
296,836	e	Weingarten Realty Investors	6,400
48,931	e	Wendel	2,914
7,830,969		Westfield Group	86,663
250,000		Westway Group, Inc	1,128
4,970,409	e	Wharf Holdings Ltd	28,007
58,330		Winthrop Realty Trust	702

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,408,310

HOTELS AND OTHER LODGING PLACES - 0.3%
987,696		Accor S.A.	54,641
127,760	e	Ameristar Casinos, Inc	2,328
3,492,500		Banyan Tree Holdings Ltd	1,860
118,748	*	Bluegreen Corp	388
154,344	*,e	Boyd Gaming Corp	1,525
13,800	*	Chesapeake Lodging Trust	269
82,034	e	Choice Hotels International, Inc	2,856
30,919	*	Club Mediterranee S.A.	569
803,531	e	Crown Ltd	6,032
98,000		Fujita Kanko, Inc	393
203,817	*,e	Gaylord Entertainment Co	5,970
701,399		Great Eagle Holdings Ltd	1,969
191,891	*,e	Great Wolf Resorts, Inc	610
102,873		Holidaybreak plc	428
535,755		Hongkong & Shanghai Hotels	828
257,000		Hotel Properties Ltd	424
152,534	*,e	Hyatt Hotels Corp	5,943
450,000		Indian Hotels Co Ltd	1,025
220,160		Intercontinental Hotels Group plc	3,448
81,781	*,e	Isle of Capri Casinos, Inc	636
13,200	e	Kyoritsu Maintenance Co Ltd	194
5,068,000	*	Lai Sun Development	86
1,494,481	*,e	Las Vegas Sands Corp	31,608
122,479	e	Marcus Corp	1,591
1,309,244	e	Marriott International, Inc (Class A)	41,267
813,232	*,e	MGM Mirage	9,759
225,721		Millennium & Copthorne Hotels plc	1,662
7,029,796		Minor International PCL	2,391
46,211	*,e	Monarch Casino & Resort, Inc	395

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108,569	*,e	Morgans Hotel Group Co	$696
125,822	e	NH Hoteles S.A.	536
492,000	e	Nishi-Nippon Railroad Co Ltd	1,900
1,229,797	*	Orient-Express Hotels Ltd (Class A)	17,439
83,005	*	Outdoor Channel Holdings, Inc	547
10,444		Pierre & Vacances	787
67,729	*,e	Red Lion Hotels Corp	489
737,000		Regal Hotels International Holdings Ltd	294
64,000	e	Resorttrust, Inc	939
131,191	*,e	Rezidor Hotel Group AB	610
18,579,200	*	Sands China Ltd	29,529
2,105,013		Shangri-La Asia Ltd	4,132
80,803		Sol Melia S.A.	695
881,000		Stamford Land Corp Ltd	321
1,066,617	e	Starwood Hotels & Resorts Worldwide, Inc	49,746
18,210		Thomas Cook Group plc	75
75,995	e	TUI Travel plc	348
1,246,294		United Overseas Land Ltd	3,474
155,674	*,e	Vail Resorts, Inc	6,241
669,331		Wyndham Worldwide Corp	17,222
5,626,400	*,e	Wynn Macau Ltd	8,116
206,107	*,e	Wynn Resorts Ltd	15,629

		TOTAL HOTELS AND OTHER LODGING PLACES	340,860

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.6%
3,389,603		3M Co	283,268
105,484	*,e	3PAR, Inc	1,055
64,530	e	Aaon, Inc	1,460
4,239,904		Acer, Inc	12,523
346,669	e	Actuant Corp (Class A)	6,777
287,978		Advantech Co Ltd	615
21,700		AG Growth International Inc	791
1,712,211	*,e	AGCO Corp	61,417
40,500		Aichi Corp	175
75,000		Aida Engineering Ltd	313
183,509	e	Aixtron AG.	6,599
50,420	e	Alamo Group, Inc	1,008
90,869		Alfa Laval AB	1,338
276,682	*,e	Allis-Chalmers Energy, Inc	979
265,666		Alstom RGPT	16,567
172,069	*,e	Altra Holdings, Inc	2,363
1,309,588		Amada Co Ltd	10,982
88,800	e	Amano Corp	808
68,282		Ampco-Pittsburgh Corp	1,695
77,592	e	Andritz AG.	4,595
6,930,341		Applied Materials, Inc	93,421
35,969	*,e	Argan, Inc	468
74,000		Asahi Diamond Industrial Co Ltd	679
78,223	*,e	ASM International NV	2,092
673,248	e	ASM Pacific Technology	6,378
443,976	e	ASML Holding NV	15,867
99,572	*,e	Astec Industries, Inc	2,884

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,469	*,e	A-TEC Industries AG.	$180
713,360	e	Atlas Copco AB (A Shares)	11,065
81,013		Atlas Copco AB (B Shares)	1,135
143,843	*	ATS Automation Tooling Systems, Inc	1,018
892		Belimo Holding AG.	1,125
1,701,120		Benq Corp	959
17,968		Biesse S.p.A.	146
104,468	e	Black Box Corp	3,213
182,793	*,e	Blount International, Inc	1,894
42,771	*,e	Bolt Technology Corp	484
218,806	e	Bradken Ltd	1,538
1,539,703		Brambles Ltd	10,399
294,478	e	Briggs & Stratton Corp	5,742
1,231,175	*	Brocade Communications Systems, Inc	7,030
324,917	*,e	Brooks Automation, Inc	2,866
460,011	e	Brother Industries Ltd	5,560
9,241		Bucher Industries AG.	1,253
311,204		Bucyrus International, Inc (Class A)	20,536
54,934		Burckhardt Compression Holding AG.	10,837
12,997		BWT AG.	353
24,800		Canon Finetech, Inc	433
1,668,511		Canon, Inc	77,277
51,902	e	Cargotec Corp (B Shares)	1,502
594,141	e	Carlisle Cos, Inc	22,637
45,946	e	Cascade Corp	1,480
120,277	e	Casio Computer Co Ltd	925
2,150,485		Caterpillar, Inc	135,157
364,085		Charter International plc	4,147
709,881		Chicony Electronics Co Ltd	1,889
18,569	*,e	China Automotive Systems, Inc	429
2,688,500	e	China Railway Construction Corp	3,314
2,632,000	*,e	China Zhongwang Holdings Ltd	2,312
404,139	*,e	Cirrus Logic, Inc	3,391
365,519		Citizen Watch Co Ltd	2,498
81,000	e	CKD Corp	678
510,212		Clevo Co	1,083
144,223	*,e	Colfax Corp	1,698
100,838	*,e	Columbus McKinnon Corp	1,600
7,115,110		Compal Electronics, Inc	9,309
307,801	*	Cray, Inc	1,831
731,165	e	Cummins, Inc	45,296
237,865	e	Curtiss-Wright Corp	8,278
126,976	e	Customers Ltd	373
156,416	*,e	Cymer, Inc	5,834
124,500	e	Daifuku Co Ltd	980
48,000		Daihatsu Diesel Manufacturing Co Ltd	177
86,603	e	Daikin Industries Ltd	3,543
51,160	e	Danieli & Co S.p.A.	1,374
139,403		Danieli & Co S.p.A. (RSP)	2,056
24,251		Datalogic S.p.A.	132
1,443,431		Deere & Co	85,826
3,058,964		Delta Electronics, Inc	9,680

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

88,088	e	Deutz AG.	$516
237,224	e	Diebold, Inc	7,534
108,600	e	Disco Corp	6,679
398,627	e	Donaldson Co, Inc	17,986
257,800	e	Dongfang Electric Co Ltd	1,468
93,210		Doosan Infracore Co Ltd	1,689
1,110,308		Dover Corp	51,907
244,290	*	Dresser-Rand Group, Inc	7,676
509,685	*,e	Dril-Quip, Inc	31,009
11,348		Duerr AG.	261
33,000		Eagle Industry Co Ltd	260
766,000	e	Ebara Corp	3,908
1,112,796	*,e	Electrolux AB (Series B)	25,429
9,763,954	*	EMC Corp	176,141
4,056,392		Emerson Electric Co	204,198
367,096	*,e	Emulex Corp	4,875
221,636	*,e	Ener1, Inc	1,048
120,980	*,e	ENGlobal Corp	335
94,898	*,e	EnPro Industries, Inc	2,760
617,402	*,e	Entegris, Inc	3,112
6,224		Envitec Biogas AG.	100
44,005	*,e	Eurotech S.p.A.	159
2,347		Exel Industries	85
460,603	*,e	Extreme Networks, Inc	1,414
229,511		Fanuc Ltd	24,353
254,760		Fenner plc	823
29,000	e	Ferrotec	334
1,348,629		Firich Enterprises Co Ltd	2,968
182,904	*,e	Flow International Corp	551
182,540	e	Flowserve Corp	20,129
764,536	*,e	FMC Technologies, Inc	49,412
72,649	*,e	Fortinet, Inc	1,277
94,319	*,e	Fuel Tech, Inc	756
73,100		Fuji Machine Manufacturing Co Ltd	1,314
1,081,012	e	FUJIFILM Holdings Corp	37,232
24,600	e	Fujimi, Inc	434
682,000	e	Furukawa Co Ltd	832
408,651		Gardner Denver, Inc	17,997
147,883	e	GEA Group AG.	3,428
61,606,901		General Electric Co	1,121,245
4,407		Gesco AG.	238
89,065		Gildemeister AG.	1,199
100,100	e	Glory Ltd	2,486
1,022,907	*	GMR Infrastructure Ltd	1,429
66,314	e	Gorman-Rupp Co	1,687
285,230	e	Graco, Inc	9,127
78,137	e	Graham Corp	1,406
727	*	Grupo Empresarial San Jose	7
1,093		Gurit Holding AG.	579
42,834		Hanjin Heavy Industries & Construction Co Ltd	975
625,000	*	Hansen Transmissions International NV	859
63,530	*,e	Harbin Electric, Inc	1,372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,506,300	e	Harbin Power Equipment	$5,371
44		Harmonic Drive Systems, Inc	154
91,010	e	Heidelberger Druckmaschinen	655
14,809	e	Hitachi Construction Machinery Co Ltd	350
71,800	e	Hitachi Koki Co Ltd	773
112,000	e	Hitachi Kokusai Electric, Inc	1,119
1,225,000	e	Hitachi Zosen Corp	1,795
12,578		Homag Group AG.	238
38,800		Hoshizaki Electric Co Ltd	580
61,000		Hosokawa Micron Corp	250
34,011	*,e	Hurco Cos, Inc	572
317,301	*	Husqvarna AB (B Shares)	2,307
229,663		IDEX Corp	7,602
690,733		IMI plc	6,918
140,463	*,e	Immersion Corp	702
979,654	e	Industrea Ltd	351
12,426		Industria Macchine Automatiche S.p.A.	247
52,523	e	Ingenico	1,313
205,157		Ingersoll-Rand plc	7,154
275,876	*,e	Intermec, Inc	3,912
6,830,307		International Business Machines Corp	875,986
2,550,455		International Game Technology	47,056
99,755	*,e	Interpump Group S.p.A.	492
747		Interroll Holding AG.	221
107,697	*,e	Intevac, Inc	1,488
2,625,530		Inventec Co Ltd	1,501
279,000	*,e	Iseki & Co Ltd	827
4,962,008	e	Ishikawajima-Harima Heavy Industries Co Ltd	9,076
160,328	*,e	Isilon Systems, Inc	1,380
155,687	e	Itochu Techno-Science Corp	5,112
1,986,139		ITT Industries, Inc	106,476
1,683,414		Jabil Circuit, Inc	27,254
578,901	e	Japan Steel Works Ltd	6,632
141,083		John Bean Technologies Corp	2,475
3,556,837	e	Johnson Controls, Inc	117,339
1,022,251		Joy Global, Inc	57,859
98,767		JSW Steel Ltd	2,717
179,000	e	Juki Corp	337
38,707		Jungheinrich AG.	903
71,404	*	Kadant, Inc	1,029
900,000	e	Kato Works Co Ltd	1,916
348,000	*	Kayaba Industry Co Ltd	1,284
171,856	e	Kaydon Corp	6,462
115,732	e	KCI Konecranes Oyj	3,419
162,600	*,e	Keihin Corp	3,141
232,113		Kennametal, Inc	6,527
13,969		Kerself S.p.A.	132
23,284		Koenig & Bauer AG.	404
1,707,035		Komatsu Ltd	35,788
4,444		Komax Holding AG	380
89,600	e	Komori Corp	1,111
103,403	e	Kone Oyj (Class B)	4,274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,064,321		Konica Minolta Holdings, Inc	$24,090
30,557		Krones AG.	1,572
172,000	e	KS Energy Services Ltd	160
150,753		Kubota Corp	1,374
29,856	*,e	KUKA AG.	412
303,737	*,e	Kulicke & Soffa Industries, Inc	2,202
342,070	e	Kumba Iron Ore Ltd	16,573
3,175	e	Kurita Water Industries Ltd	90
813,048	*	Lam Research Corp	30,343
270,400		Larsen & Toubro Ltd	9,823
273,646	e	Lennox International, Inc	12,128
12,335,700	e	Lenovo Group Ltd	8,516
590,092	*	Lexmark International, Inc (Class A)	21,291
84,493	e	Lindsay Manufacturing Co	3,499
2,595,280		Lite-On Technology Corp	3,445
108,579	*	Logitech International S.A.	1,787
68,831		Lufkin Industries, Inc	5,448
262,000	e	Makino Milling Machine Co Ltd	1,698
225,267	*	Makita Corp	7,421
16,429		Manitou BF S.A.	240
373,038	e	Manitowoc Co, Inc	4,849
16,100	e	Mars Engineering Corp	329
52,000		Max Co Ltd	556
34,700		Melco Holdings, Inc	769
725,320		Melrose plc	2,424
37,635	*	Meru Networks, Inc	721
74,784	e	Met-Pro Corp	733
75,403		Micron Machinery Co Ltd	907
419,149	*,e	Micros Systems, Inc	13,782
1,156,554		Micro-Star International Co Ltd	725
73,970	*,e	Middleby Corp	4,260
130	*	MidgardXXI, Inc	0	^
1,279,622		Mitac International	588
3,095,796	e	Mitsubishi Heavy Industries Ltd	12,815
137,000		Mitsubishi Kakoki Kaisha Ltd	375
230,302	*,e	Modine Manufacturing Co	2,589
153,700	e	Mori Seiki Co Ltd	1,896
34,086		Nacco Industries, Inc (Class A)	2,527
324,000	e	Nachi-Fujikoshi Corp	1,060
93,920	*,e	Natural Gas Services Group, Inc	1,491
218,202	*,e	Netezza Corp	2,791
214,711	*	Netgear, Inc	5,604
70,000	e	Nidec Sankyo Corp	619
96,000	*,e	Nippon Thompson Co Ltd	668
17,500		Nitto Kohki Co Ltd	391
43,848	*,e	Nordex AG.	500
188,348	e	Nordson Corp	12,793
67,500		Noritz Corp	1,040
2,132,374	e	Northrop Grumman Corp	139,819
2,586,638	*	NTN Corp	11,676
8,246	*,e	OC Oerlikon Corp AG.	280
116,345	*,e	OCE NV	1,329

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

366,244	*	Oil States International, Inc	$16,606
37,100		Oiles Corp	603
1,343,000	*,e	Oki Electric Industry Co Ltd	1,120
235,000	e	Okuma Holdings, Inc	1,714
4,434		Omega Flex, Inc	47
6,545		ONA S.A.	1,046
57,000	e	Organo Corp	382
144,300	e	OSG Corp	1,522
63,397	e	Outotec Oyj	2,282
18,229	e	Palfinger AG.	414
501,960		Pall Corp	20,324
1,706,380	*,e	Palm, Inc	6,416
37,984	*,e	PAR Technology Corp	230
95,056		Pason Systems, Inc	1,070
12,422		Pfeiffer Vacuum Technology AG.	948
20,459	e	Pinguely-Haulotte	185
855,988		Pitney Bowes, Inc	20,929
70,615	*,e	PMFG, Inc	934
40,567	e	Primoris Services Corp	314
2,119,698		PTT Aromatics & Refining PCL	1,885
976,217	*,e	Quantum Corp	2,567
5,344		R Stahl AG.	145
158,263	*	Rackable Systems, Inc	1,692
4,972		Rational AG.	872
2,836,170		Raytheon Co	162,001
102,741	*,e	RBC Bearings, Inc	3,274
876,395		Realtek Semiconductor Corp	2,365
560,243	e	Rheinmetall AG.	40,127
53,806	*,e	Rimage Corp	778
27,200		Riso Kagaku Corp	324
339,252	*,e	Riverbed Technology, Inc	9,635
145,747	e	Robbins & Myers, Inc	3,472
14,300	e	Roland DG Corp	254
153,019	*,e	Safeguard Scientifics, Inc	1,989
478,384		Sandvik AB	5,979
17,435		Sartorius AG.	463
91,556	*,e	Sauer-Danfoss, Inc	1,216
153,741	*,e	Scansource, Inc	4,425
72,428		Schindler Holding AG.	6,375
34,506		Schindler Holding AG. (Reg)	2,998
16,326		Schoeller-Bleckmann Oilfield Equipment AG.	860
10,842		Schulthess Group	487
177,410	*,e	Scientific Games Corp (Class A)	2,498
3,213,098		Seagate Technology, Inc	58,671
16,404		Seiko Epson Corp	255
179,383		Service Point Solutions S.A.	216
767,210	*,e	Sevan Marine ASA	1,201
7,594,000	e	Shanghai Electric Group Co Ltd	3,697
1,665,111		Shanghai Zhenhua Port Machinery Co	1,265
123,566		ShawCor Ltd	3,424
63,000	*	Shibaura Mechatronics Corp	232
37,300	e	Shima Seiki Manufacturing Ltd	834

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,000	e	Shinko Electric Co Ltd	$329
522,590		Shinmaywa Industries Ltd	1,934
159,701	*,e	Sigma Designs, Inc	1,873
51,729	*,e	Singulus Technologies	335
78,000		Sintokogio Ltd	648
108,872		SKF AB (B Shares)	1,935
136,469	e	SMC Corp	18,524
60,907	e	Solarworld AG.	918
511,542	e	SPX Corp	33,925
78,299	e	Standex International Corp	2,018
76,000		Star Micronics Co Ltd	836
115,454	*,e	STEC, Inc	1,383
57,795		Sulzer AG.	5,618
2,473,561		Sumitomo Heavy Industries Ltd	14,896
134,526	*,e	Super Micro Computer, Inc	2,325
6,138,000	*	Superb Summit International Timber Co Ltd	233
590,192		Swisslog Holding AG.	565
1,254,867		Synnex Technology International Corp	2,766
2,314,653		T RAD Co Ltd	6,635
70,586	*,e	T-3 Energy Services, Inc	1,734
518,186	e	Tadano Ltd	2,805
8,971		Taewoong Co Ltd	561
15,500		Takeuchi Manufacturing Co Ltd	217
2,652,315	e	Tat Hong Holdings Ltd	1,649
1,739,500	e	Techtronic Industries Co	1,411
108,709	*,e	Tecumseh Products Co (Class A)	1,334
28,500	e	Teikoku Piston Ring Co Ltd	213
132,724	e	Tennant Co	3,635
1,185,618	*	Teradata Corp	34,253
420,476	*,e	Terex Corp	9,549
3,473,136	e	Textron, Inc	73,735
812,488	e	Timken Co	24,383
248,282		Tokyo Electron Ltd	16,465
143,000		Tokyo Kikai Seisakusho Ltd	171
52,800	e	Tokyo Seimitsu Co Ltd	912
73,200		Topre Corp	582
38,700	e	Torishima Pump Manufacturing Co Ltd	779
96,226	e	Toro Co	4,731
3,950,488	*,e	Toshiba Corp	20,410
170,000	e	Toshiba Machine Co Ltd	724
160,475		Toyota Tsusho Corp	2,516
247,000		Tsubakimoto Chain Co	1,186
151,000	e	Tsugami Corp	977
4,300,227		Tutt Bryant Group Ltd	2,506
62,975	e	Twin Disc, Inc	770
1,501,198	e	Tyco International Ltd	57,421
108,582	*,e	Ultratech, Inc	1,477
16,800	e	Union Tool Co	470
416,929	*	Varian Medical Systems, Inc	23,069
437,045	*,e	VeriFone Holdings, Inc	8,833
827,279	*,e	Verigy Ltd	9,249
4,323	*	Vestas Wind Systems AS	235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,195		Wacker Construction Equipment AG.	$483
1,405	e	Wacom Co Ltd	2,142
1,374		Walter Meier AG.	185
289,379	e	Wartsila Oyj (B Shares)	14,657
124,282	e	Watsco, Inc	7,069
523,603		Weir Group plc	7,429
1,999,728	*,e	Western Digital Corp	77,969
61,690		Wincor Nixdorf AG.	4,179
2,379,588		Wistron Corp	4,323
284,828	e	Woodward Governor Co	9,109
10,499,092		Xerox Corp	102,366
107,100	e	Yamatake Corp	2,504
135,388		Yokogawa Electric Corp	1,179
14,300		Yushin Precision Equipment Co Ltd	215
3,620		Zardoya Otis S.A.	63
191,208	*	Zebra Technologies Corp (Class A)	5,660
356		Zehnder Group AG.	577

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,723,295

INSTRUMENTS AND RELATED PRODUCTS - 2.5%
108,116	*,e	Abaxis, Inc	2,940
153,494	*,e	Abiomed, Inc	1,586
189,121	*,e	Accuray, Inc	1,152
226,196	e	Advantest Corp	5,657
701,540	*,e	Affymetrix, Inc	5,149
35,423	*,e	AGA Medical Holdings, Inc	576
240,872	*	AGFA-Gevaert NV	1,864
1,498,679	*	Agilent Technologies, Inc	51,540
364,344	*	Align Technology, Inc	7,046
1,692,192		Allergan, Inc	110,534
22,700	e	Aloka Co Ltd	179
151,827	*,e	Alphatec Holdings, Inc	967
466,861	*,e	American Medical Systems Holdings, Inc	8,674
65,088	e	American Science & Engineering, Inc	4,876
101,232	*	Amplifon S.p.A.	521
59,636	e	Analogic Corp	2,548
84,831	*,e	Anaren, Inc	1,208
141,145	*	Angiodynamics, Inc	2,205
140,000		Anritsu Corp	539
52,207	*	Argon ST, Inc	1,389
185,000	*,e	Arthrocare Corp	5,498
7,348	e	Atrion Corp	1,051
226,762	*,e	ATS Medical, Inc	590
6,887		Audika	245
66,076	e	Badger Meter, Inc	2,545
540,611		Bard (C.R.), Inc	46,828
3,923,797		Baxter International, Inc	228,366
17,199,208	*	BB Bioventures L.P.	1,497
348,050		Beckman Coulter, Inc	21,858
1,113,397		Becton Dickinson & Co	87,658
98,346	*	Bio-Rad Laboratories, Inc (Class A)	10,181
1,007,000	*	Biosensors International Group Ltd	504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,845,941	*	Boston Scientific Corp	$78,308
82,286	*,e	Bovie Medical Corp	514
619,858	*,e	Bruker BioSciences Corp	9,081
124,635	e	Cantel Medical Corp	2,474
120,642	*,e	Cardiac Science Corp	226
89,411	*,e	CardioNet, Inc	684
524,266	*,e	CareFusion Corp	13,856
274,408	*,e	Cepheid, Inc	4,797
149,472	*,e	Clarient, Inc	392
94,301	e	Cochlear Ltd	6,303
111,554	*,e	Coherent, Inc	3,565
114,081	e	Cohu, Inc	1,571
49,408		Coloplast AS (Class B)	5,441
		Compagnie Generale d’Optique Essilor
11,097		International S.A.	708
151,821	*,e	Conmed Corp	3,615
11,251		Consort Medical plc	61
273,931	e	Cooper Cos, Inc	10,650
238,093		Covidien plc	11,971
65,163	*,e	Cutera, Inc	676
118,937	*,e	Cyberonics, Inc	2,279
49,851	*	Cynosure, Inc (Class A)	560
1,752,514		Danaher Corp	140,044
128,368	*,e	Delcath Systems, Inc	1,040
431,327		Dentsply International, Inc	15,032
422,204	*,e	Depomed, Inc	1,499
273,237	*	DexCom, Inc	2,659
110,514	*,e	Dionex Corp	8,264
21,357		Draegerwerk AG.	1,488
57,920	*	DXP Enterprises, Inc	740
1,435,522	e	Eastman Kodak Co	8,312
93,574	*,e	Electro-Optical Sciences, Inc	694
192,658		Elekta AB (B Shares)	5,390
216,923	*,e	Endologix, Inc	876
672,539	*,e	EnteroMedics, Inc	343
121,514	e	ESCO Technologies, Inc	3,865
148,616	*,e	Esterline Technologies Corp	7,346
404,747	*,e	ev3, Inc	6,419
39,001	*,e	Exactech, Inc	818
32,563	*	Exfo Electro Optical Engineering, Inc	204
81,424	*,e	FARO Technologies, Inc	2,097
180,328	*,e	FEI Co	4,131
18,367		Fielmann AG.	1,479
542,210		Finmeccanica S.p.A.	7,235
760,100	*,e	Flir Systems, Inc	21,435
233,028	*,e	Formfactor, Inc	4,139
284,708	*,e	Fossil, Inc	10,745
142,146	e	Fresenius AG. (Preference)	10,732
47,388		Fresenius SE	3,527
28,700		Furuno Electric Co Ltd	136
983,593	e	Garmin Ltd	37,849
88,089		Getinge AB (B Shares)	2,112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,884,212	*,e	Golden Meditech Co Ltd	$3,236
1,761		Guerbet	214
159,582	*,e	Haemonetics Corp	9,120
66,192		Hamworthy plc	326
183,514	*	Hanger Orthopedic Group, Inc	3,336
120,033	*,e	Harvard Bioscience, Inc	465
8,256,000	e	Hengdeli Holdings Ltd	3,520
75,950	*	Herley Industries, Inc	1,113
278,532		Hexagon AB (B Shares)	3,973
179,891	e	Hillenbrand, Inc	3,956
10,200		Hioki EE Corp	188
20,000		Hitachi Medical Corp	171
18,800	e	Hogy Medical Co Ltd	867
3,521,968	*	Hologic, Inc	65,297
49,600	e	Horiba Ltd	1,427
56,223	*,e	ICU Medical, Inc	1,937
72,759	*,e	ICx Technologies, Inc	507
125,809	*,e	II-VI, Inc	4,257
360,601	*,e	Illumina, Inc	14,027
3,581		Inficon Holding AG.	483
151,343	*,e	Insulet Corp	2,284
118,309	*	Integra LifeSciences Holdings Corp	5,185
192,065	*,e	Intuitive Surgical, Inc	66,864
223,388		Invacare Corp	5,929
1,542,911		Invensys plc	7,977
577,922	*,e	ION Geophysical Corp	2,843
119,910	*,e	IRIS International, Inc	1,224
182,561	*,e	ISTA Pharmaceuticals, Inc	743
140,321	*,e	Itron, Inc	10,183
162,010	*,e	Ixia	1,502
53,096	*	Jenoptik AG.	313
93,000	e	Jeol Ltd	358
78,043		Kaba Holding AG.	23,352
470	e	Keithley Instruments, Inc	3
37,539	*,e	Kensey Nash Corp	886
31,933		Keyence Corp	7,631
503,384		Kla-Tencor Corp	15,565
401,285	*,e	Kopin Corp	1,485
13,419	*	K-Tron International, Inc	2,012
68,231	*	KVH Industries, Inc	900
388,094	*,e	L-1 Identity Solutions, Inc	3,466
61,330	*,e	LaBarge, Inc	678
125,734		Largan Precision Co Ltd	1,890
472,502		LG.Philips LCD Co Ltd	16,683
14,007	*,e	LifeWatch AG.	221
89,977	e	Luxottica Group S.p.A.	2,406
1,770	*,e	Lydall, Inc	14
72,642	*,e	MAKO Surgical Corp	979
8,600	e	Mani, Inc	338
307,996	e	Masimo Corp	8,177
79,988	*,e	Measurement Specialties, Inc	1,177
108,579	*,e	Medical Action Industries, Inc	1,332

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,820,672		Medtronic, Inc	$262,106
133,359	*,e	Merit Medical Systems, Inc	2,034
94,441	*,e	Mettler-Toledo International, Inc	10,313
21,900	e	Micronics Japan Co Ltd	381
110,104	*	Micrus Endovascular Corp	2,171
188,265	*,e	Millipore Corp	19,881
131,704		Mine Safety Appliances Co	3,682
232,738	*,e	MKS Instruments, Inc	4,559
78,777	e	Movado Group, Inc	889
22,167,242	*	MPM Bioventures II	8,801
96,105	e	MTS Systems Corp	2,790
5,500		Nakanishi, Inc	574
161,654		National Instruments Corp	5,391
140,683	*,e	Natus Medical, Inc	2,238
92,764	*,e	Neogen Corp	2,328
202,180	*	Newport Corp	2,527
27,500	e	Nidec Copal Corp	392
69,200		Nihon Kohden Corp	1,273
134,000	e	Nikkiso Co Ltd	980
505,518	e	Nikon Corp	11,036
962,111		Nippon Electric Glass Co Ltd	13,553
68,300		Nippon Signal Co Ltd	611
90,600	e	Nipro Corp	1,750
2,627	e	Nobel Biocare Holding AG.	70
34,900		Noritsu Koki Co Ltd	249
179,030	*,e	NuVasive, Inc	8,092
104,810	*,e	NxStage Medical, Inc	1,200
41,200		ODIM ASA	311
11,100		Ohara, Inc	204
63,262	e	Olympus Corp	2,030
195,217		Opto Circuits India Ltd	945
114,527	*,e	Orthofix International NV	4,166
309,610	*,e	Orthovita, Inc	1,319
37,000	e	Osaki Electric Co Ltd	327
20,595	*,e	OYO Geospace Corp	985
90,789	*,e	Palomar Medical Technologies, Inc	986
402,000	*,e,m	Peace Mark Holdings Ltd	78
1,919,363	e	PerkinElmer, Inc	45,873
395,000		Phonak Holding AG.	49,075
150,629	*,e	Qiagen NV	3,469
123,863	*	Q-Med AB	1,201
77,746	*,e	RAE Systems, Inc	63
53,052	e	Renishaw plc	526
304,865	*,e	Resmed, Inc	19,405
263,950	*,e	ResMed, Inc (ADR)	1,695
48,383	*,e	Rochester Medical Corp	620
507,367		Rockwell Automation, Inc	28,595
620,330		Rockwell Collins, Inc	38,826
70,782	*,e	Rockwell Medical Technologies, Inc	409
144,225	*,e	Rofin-Sinar Technologies, Inc	3,262
344,614		Roper Industries, Inc	19,932
19,915	*	Roth & Rau AG.	671

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,877	*,e	Rudolph Technologies, Inc	$1,396
22,136	e	SAES Getters S.p.A.	172
10,319		SAES Getters S.p.A. RSP	69
911,122		Safilo Group S.p.A.	527
613,285	e	Safran S.A.	15,987
45,372		Samsung Techwin Co Ltd	3,405
163,000	*,e	Seiko Holdings Corp	429
524,424	*,e	Sensata Technologies Holding BV	9,419
141,000	e	Shimadzu Corp	1,130
126,139	*	Sirona Dental Systems, Inc	4,797
4,254,176	*	Skyline Venture Fund II Ltd	707
961,029	*	Skyline Venture Fund III Ltd	443
32,312		Smith & Nephew plc	322
59,141	*,e	Somanetics Corp	1,132
3,360	*,e	Sonic Solutions, Inc	31
111,625	*,e	SonoSite, Inc	3,584
342,858	*	Sorin S.p.A.	718
178,042	*,e	Spectranetics Corp	1,230
168,325		Spectris plc	2,114
11,913		Sperian Protection	977
111,315		Spirax-Sarco Engineering plc	2,370
1,171,134		Spirent Communications plc	2,202
1,565,102	*,e	St. Jude Medical, Inc	64,247
341,372	*,e	Star Scientific, Inc	870
145,670	*,e	Stereotaxis, Inc	730
276,017		STERIS Corp	9,291
10,007	e	Stratec Biomedical Systems	355
166	e	Straumann Holding AG.	41
1,976,646		Stryker Corp	113,104
11,850		Swatch Group AG.	3,778
922		Swatch Group AG. Reg	55
224,984	*,e	Symmetry Medical, Inc	2,259
56,770	*	Synovis Life Technologies, Inc	882
3,387	e	Synthes, Inc	423
66,500	e	Sysmex Corp	3,898
24,700		Tamron Co Ltd	414
153,458		Techne Corp	9,774
185,117	*,e	Teledyne Technologies, Inc	7,640
1,754,167	*,e	Teradyne, Inc	19,594
180,103		Terumo Corp	9,594
5,580	*,e	Theragenics	9
2,570,232	*	Thermo Electron Corp	132,213
425,915	*,e	Thoratec Corp	14,247
213,229	*,e	TomTom NV	1,803
81,100	e	Topcon Corp	448
71,424	*,e	Trans1, Inc	232
338,065	*	Trimble Navigation Ltd	9,709
99,555		Ultra Electronics Holdings	2,268
14,919	e	Utah Medical Products, Inc	420
144,327	*,e	Varian, Inc	7,473
79,780	*,e	Vascular Solutions, Inc	717
238,881	*,e	Veeco Instruments, Inc	10,391

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,844	*,e	Vital Images, Inc	$1,243
385,657	*,e	Vivus, Inc	3,363
265,642	*	Volcano Corp	6,418
412,524	*,e	Waters Corp	27,862
8,993	*	William Demant Holding	636
179,874	*,e	Wright Medical Group, Inc	3,196
45,654	*,e	X-Rite, Inc	138
26,924	e	Young Innovations, Inc	758
868,064	*	Zimmer Holdings, Inc	51,389
152,161	*,e	Zoll Medical Corp	4,011
77,190	*	Zygo Corp	712

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,573,983

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
1,173,054	e	AON Corp	50,101
29,018		April Group	996
279,449	e	Arthur J. Gallagher & Co	6,860
422,177	e	Brown & Brown, Inc	7,565
164,293	*,e	Crawford & Co (Class B)	669
119,820		Grupo Catalana Occidente S.A.	2,439
1,906,720		Hartford Financial Services Group, Inc	54,188
218,233		Jardine Lloyd Thompson Group plc	1,838
34,714	e	Life Partners Holdings, Inc	770
2,042,814		Marsh & McLennan Cos, Inc	49,886
1,496,778	e	Millea Holdings, Inc	42,154
70,760	e	MLP AG.	746
24,660		Morneau Sobeco Income Fund	254
209,692	*,e	National Financial Partners Corp	2,957
2,157,996		QBE Insurance Group Ltd	41,249
573,145	*,e	Unipol Gruppo Finanziario S.p.A.	647
367,124	*	Verisk Analytics, Inc	10,353
24,044		White Mountains Insurance Group Ltd	8,536
16,029	e	Willis Group Holdings plc	502

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	282,710

INSURANCE CARRIERS - 3.7%
2,539,645	e	ACE Ltd	132,823
67,139		Aditya Birla Nuvo Ltd	1,355
2,038,456		Admiral Group plc	40,832
3,405,123	*	Aegon NV	23,318
1,772,494		Aetna, Inc	62,232
4,488,529		Aflac, Inc	243,681
260,000	e,m	Aioi Insurance Co Ltd	1,313
15,807	*	Alleghany Corp	4,597
566,440	e	Allianz AG.	71,021
397,133		Allied World Assurance Holdings Ltd	17,811
2,133,258		Allstate Corp	68,926
8,852	*	Alm Brand AS	152
1,461,180	*,e	Ambac Financial Group, Inc	814
22,542	*,e	American Caresource Holdings, Inc	40
312,292		American Equity Investment Life Holding Co	3,326
792,986	e	American Financial Group, Inc	22,560

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

367,521	*,e	American International Group, Inc	$12,547
48,376		American National Insurance Co	5,493
45,783	e	American Physicians Capital, Inc	1,463
29,791	e	American Physicians Service Group, Inc	745
60,033	*	American Safety Insurance Holdings Ltd	996
327,567	*,e	AMERIGROUP Corp	10,888
101,464	*	Amerisafe, Inc	1,661
849,127	e	Amlin plc	5,001
4,215,499	e	AMP Ltd	24,216
112,620	e	Amtrust Financial Services, Inc	1,571
467,837	*	Arch Capital Group Ltd	35,673
174,682	e	Argo Group International Holdings Ltd	5,693
546,525		Aspen Insurance Holdings Ltd	15,762
963,139	e	Assicurazioni Generali S.p.A.	23,116
527,837	e	Assurant, Inc	18,147
620,886		Assured Guaranty Ltd	13,641
2,805,867	e	Aviva plc	16,406
772,265	e	AXA Asia Pacific Holdings Ltd	4,479
1,592,539		AXA S.A.	35,426
2,556,798		Axis Capital Holdings Ltd	79,926
46,073	e	Baldwin & Lyons, Inc (Class B)	1,110
95,524		Baloise Holding AG.	8,471
1,357,861		Beazley plc	2,234
139,412		Brit Insurance Holdings NV	1,592
218,882	*,e	Catalyst Health Solutions, Inc	9,057
694,180	e	Catlin Group Ltd	3,794
329,621	*	Centene Corp	7,924
798,947		Chaucer Holdings plc	594
147,946		Chesnara plc	527
1,305,108	*	China Insurance International Holdings Co Ltd	4,564
11,655,419		China Life Insurance Co Ltd	55,843
1,371,400	*	China Pacific Insurance Group Co Ltd	6,076
1,406,423	e	Chubb Corp	72,923
2,029,996		Cigna Corp	74,257
420,591		Cincinnati Financial Corp	12,155
176,367	*,e	Citizens, Inc (Class A)	1,219
75,442	*,e	CNA Financial Corp	2,016
112,638	*,e	CNA Surety Corp	2,004
124,502		CNP Assurances	11,758
1,317,672	*,e	Conseco, Inc	8,196
1,119,610		Corp Mapfre S.A.	4,107
3,535	*	Dai-ichi Mutual Life Insurance Co	5,294
254,954	e	Delphi Financial Group, Inc (Class A)	6,415
402,789		Discovery Holdings Ltd	1,908
68,260	e	Donegal Group, Inc (Class A)	990
51,737		Dongbu Insurance Co Ltd	1,477
35,220		Eastern Insurance Holdings, Inc	357
35,043	e	EMC Insurance Group, Inc	789
241,425	e	Employers Holdings, Inc	3,585
304,525	e	Endurance Specialty Holdings Ltd	11,313
34,071	*	Enstar Group Ltd	2,356
92,417	e	Erie Indemnity Co (Class A)	3,986

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,068		Euler Hermes S.A.	$2,465
265,946		Everest Re Group Ltd	21,523
46,919	e	Fairfax Financial Holdings Ltd	17,642
31,521		FBD Holdings plc	312
71,086	e	FBL Financial Group, Inc (Class A)	1,740
684,971		Fidelity National Title Group, Inc (Class A)	10,151
138,746	*,e	First Acceptance Corp	283
288,980		First American Corp	9,779
127,610		First Mercury Financial Corp	1,663
257,459	e	Flagstone Reinsurance Holdings Ltd	2,950
46,799	e	Fondiaria-Sai S.p.A.	704
57,279	*,e	Fpic Insurance Group, Inc	1,553
238,000		Fuji Fire & Marine Insurance Co Ltd	318
1,810,177	*	Genworth Financial, Inc (Class A)	33,199
693,709	e	Great-West Lifeco, Inc	19,917
149,018	*,e	Greenlight Capital Re Ltd (Class A)	3,976
61,977	*,e	Hallmark Financial Services	558
72,634	*,e	Hannover Rueckversicherung AG.	3,587
131,681		Hanover Insurance Group, Inc	5,743
68,855	e	Harleysville Group, Inc	2,325
566,447		HCC Insurance Holdings, Inc	15,634
390,216	*	Health Net, Inc	9,705
284,236	*	Healthspring, Inc	5,003
10,201		Helvetia Holding AG.	3,577
543,452		Hiscox Ltd	2,759
248,168		Horace Mann Educators Corp	3,737
64,000		Hulic Co Ltd	471
1,288,439	*	Humana, Inc	60,260
30,032	e	Independence Holding Co	285
211,436		Industrial Alliance Insurance and Financial Services, Inc	7,286
81,007	e	Infinity Property & Casualty Corp	3,681
148,162		ING Canada, Inc	6,537
2,214,834		Insurance Australia Group Ltd	7,886
417,214	*	Irish Life & Permanent Group Holdings plc	1,658
25,546	e	Kansas City Life Insurance Co	807
19,505	*	KBC Groep NV	945
72,861		Kingsway Financial Services, Inc	115
687,785	*	Leucadia National Corp	17,064
144,718		Liberty Holdings Ltd	1,440
1,026,404		Lincoln National Corp	31,511
954,502	e	Loews Corp	35,584
335,501	e	Maiden Holdings Ltd	2,479
2,256,831		Manulife Financial Corp	44,530
29,810	*	Markel Corp	11,169
672,877	e	Max Re Capital Ltd	15,469
324,989	*	MBIA, Inc	2,038
329,399	e	Meadowbrook Insurance Group, Inc	2,602
348,666	e	Mediolanum S.p.A.	2,040
26,197	e	Mercer Insurance Group, Inc	472
74,531	e	Mercury General Corp	3,258
3,239,313	e	Metlife, Inc	140,391

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,274	*,e	Metropolitan Health Networks, Inc	$624
650,374	*,e	MGIC Investment Corp	7,135
325,021		Milano Assicurazioni S.p.A.	922
42,515		Milano Assicurazioni S.p.A. (RSP)	127
832,578	e	Mitsui Sumitomo Insurance Group Holdings, Inc	23,110
83,349	*,e	Molina Healthcare, Inc	2,098
416,101		Montpelier Re Holdings Ltd	6,995
651,424	e	Muenchener Rueckver AG.	105,714
30,453		National Interstate Corp	631
11,606		National Western Life Insurance Co (Class A)	2,140
67,347	*,e	Navigators Group, Inc	2,649
364,090	e,m	Nipponkoa Insurance Co Ltd	2,255
489,733	m	Nissay Dowa General Insurance Co Ltd	2,488
134,844		Novae Group plc	605
32,570	e	NYMAGIC, Inc	691
4,060,989	*,e	Old Mutual plc	7,549
767,775		Old Republic International Corp	9,735
59,049	e	OneBeacon Insurance Group Ltd (Class A)	1,019
1,071,000		Pacific Century Regional Developments Ltd	149
955,900	e	PartnerRe Ltd	76,204
473,333	*,e	Phoenix Cos, Inc	1,145
4,793,000	*,e	PICC Property & Casualty Co Ltd	4,883
2,089,000	e	Ping An Insurance Group Co of China Ltd	18,000
602,278	e	Platinum Underwriters Holdings Ltd	22,332
210,337	*,e	PMA Capital Corp (Class A)	1,291
314,644	*,e	PMI Group, Inc	1,705
443,734		Power Corp Of Canada	13,395
458,396	e	Power Financial Corp	15,120
269,160		Premafin Finanziaria S.p.A.	369
104,802	e	Presidential Life Corp	1,045
73,133	*	Primerica, Inc	1,097
146,856	*,e	Primus Guaranty Ltd	617
2,030,889		Principal Financial Group	59,322
165,835	*,e	ProAssurance Corp	9,708
2,565,169	e	Progressive Corp	48,969
247,467	e	Protective Life Corp	5,442
4,633,000	e	Prudential Financial, Inc	280,296
7,441,986	e	Prudential plc	61,830
415,786		Radian Group, Inc	6,503
114,630	*,e	RadNet, Inc	365
272,946	e	Reinsurance Group of America, Inc (Class A)	14,335
1,143,427		RenaissanceRe Holdings Ltd	64,901
87,988	e	RLI Corp	5,017
10,327,673		Royal & Sun Alliance Insurance Group plc	19,982
64,478	e	Safety Insurance Group, Inc	2,429
368,196		Sampo Oyj (A Shares)	9,767
49,616		Samsung Fire & Marine Insurance Co Ltd	7,959
3,202,858		Sanlam Ltd	10,936
21,901		Schweizerische National-Versicherungs-Gesellschaft	618
512,269		SCOR	12,938
130,676	e	SeaBright Insurance Holdings, Inc	1,439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

264,625	e	Selective Insurance Group, Inc	$4,393
314,503	*	SNS Reaal	1,971
63,074		Societa Cattolica di Assicurazioni SCRL	1,990
1,586,321	e,m	Sompo Japan Insurance, Inc	10,792
4,527	e	Sony Financial Holdings, Inc	14,866
280,853		St. James’s Place plc	1,110
295,171	e	Stancorp Financial Group, Inc	14,059
1,917,741		Standard Life plc	5,829
86,656	e	State Auto Financial Corp	1,555
87,089	e	Stewart Information Services Corp	1,202
589,700	*	Storebrand ASA	4,662
1,030,259		Sun Life Financial, Inc	33,140
21,734		Swiss Life Holding	2,855
259,468		Swiss Reinsurance Co	12,772
33,900	*	Symetra Financial Corp	447
183,439	e	T&D Holdings, Inc	4,342
11,322	*,e	Topdanmark AS	1,475
399,415	e	Torchmark Corp	21,373
213,891	e	Tower Group, Inc	4,742
241,494		Tower Ltd	340
274,454		Transatlantic Holdings, Inc	14,491
2,613,951		Travelers Cos, Inc	140,996
123,289	*,e	Triple-S Management Corp (Class B)	2,188
19,286		TrygVesta A.S.	1,273
212,509	*,e	United America Indemnity Ltd (Class A)	2,034
110,444	e	United Fire & Casualty Co	1,987
7,305,096		UnitedHealth Group, Inc	238,656
122,878	e	Unitrin, Inc	3,447
136,923	*,e	Universal American Financial Corp	2,109
124,260	e	Universal Insurance Holdings, Inc	629
1,684,050	e	UnumProvident Corp	41,714
641,012		Validus Holdings Ltd	17,647
29,471		Vittoria Assicurazioni S.p.A.	156
389,597		W.R. Berkley Corp	10,165
405,740	*,e	WellCare Health Plans, Inc	12,091
3,191,990	*	WellPoint, Inc	205,499
4,435		Wesco Financial Corp	1,710
117,293	e	Wiener Staedtische Allgemeine Versicherung AG.	6,194
1,764,160		XL Capital Ltd (Class A)	33,343
181,001	e	Zenith National Insurance Corp	6,936
249,208	e	Zurich Financial Services AG.	63,886

		TOTAL INSURANCE CARRIERS	3,824,984

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
67,766	*,e	China Fire & Security Group, Inc	879
479,339	*,e	Corrections Corp of America	9,519
232,014	*,e	Geo Group, Inc	4,599

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	14,997

LEATHER AND LEATHER PRODUCTS - 0.2%
211,251	e	Adidas-Salomon AG.	11,299
2,533,403		Coach, Inc	100,120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

604,065	*,e	CROCS, Inc	$5,298
116,399	*,e	Genesco, Inc	3,610
113,353	e	Geox S.p.A.	786
398,380	*,e	Iconix Brand Group, Inc	6,119
471,791		LVMH Moet Hennessy Louis Vuitton S.A.	55,145
3,193,814		Pou Chen Corp	2,610
105,964	*,e	Steven Madden Ltd	5,171
288,672	*,e	Timberland Co (Class A)	6,160
16,218		Tod’s S.p.A.	1,193
33,798	e	Weyco Group, Inc	795
310,792	e	Wolverine World Wide, Inc	9,063
4,174,578	e	Yue Yuen Industrial Holdings	14,517

		TOTAL LEATHER AND LEATHER PRODUCTS	221,886

LEGAL SERVICES - 0.0%
130,662	*,e	FTI Consulting, Inc	5,138
27,636	*,e	Pre-Paid Legal Services, Inc	1,046

		TOTAL LEGAL SERVICES	6,184

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
442,272		Arriva plc	4,920
51,969		Brisa-Auto Estradas de Portugal S.A.	441
511,923		ComfortDelgro Corp Ltd	571
233,505	*,e	Emergency Medical Services Corp (Class A)	13,204
78,984		Go-Ahead Group plc	1,682
221,964	e	Keihin Electric Express Railway Co Ltd	1,823
140,625		Keisei Electric Railway Co Ltd	856
631,982		National Express Group plc	2,196
1,858,000		SMRT Corp Ltd	2,709

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	28,402

LUMBER AND WOOD PRODUCTS - 0.0%
57,727	e	American Woodmark Corp	1,119
8,178		Asian Bamboo AG.	358
105,000		Daiken Corp	289
50,746		Deltic Timber Corp	2,235
593,284	*	Louisiana-Pacific Corp	5,370
1,168,026	*	MFI Furniture plc	1,367
317,212		Nobia AB	1,696
55,580	*,e	Pfleiderer AG.	367
557,023	*	Sino-Forest Corp	10,915
35,403	e	Skyline Corp	658
71,427	e	Sonae Industria SGPS S.A.	225
140,000	e	Takara Standard Co Ltd	870
91,497	e	Universal Forest Products, Inc	3,524
52,962		West Fraser Timber Co Ltd	2,014

		TOTAL LUMBER AND WOOD PRODUCTS	31,007

METAL MINING - 2.2%
228,404	e	Aditya Birla Minerals Ltd	232
130,567		African Rainbow Minerals Ltd	3,436
288,575	e	Agnico-Eagle Mines Ltd	16,121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

272,570	*	Alamos Gold, Inc	$3,642
257,818	*,e	Allied Nevada Gold Corp	4,272
155,748		Alumina Ltd	247
477,171	*,e	Andean Resources Ltd	1,169
4,330,849	*	Anglo American plc	188,881
144,544	*,e	Anglo Platinum Ltd	14,685
381,786		AngloGold Ashanti Ltd	14,569
772,875		Antofagasta plc	12,198
754,639	e	Aquarius Platinum Ltd	4,778
509,662	*,e	Atlas Iron Ltd	1,146
195,294	*	Aura Minerals, Inc	671
284,797	*	Aurizon Mines Ltd	1,340
540,303	*	Avoca Resources Ltd	982
240,637	*	Avocet Mining plc	442
1,042,830		Barrick Gold Corp	39,982
1,171,285		Barrick Gold Corp (Canada)	44,942
5,502,791		BHP Billiton Ltd	220,114
2,904,456		BHP Billiton plc	99,610
497,898		Boliden AB	7,116
411,285	e	Cameco Corp	11,262
82,297		CAP S.A.	2,632
383,000	*	Capstone Mining Corp	1,139
285,402	*	Centerra Gold, Inc	3,737
736,037	e	Cleveland-Cliffs, Inc	52,222
415,027	*,e	Coeur d’Alene Mines Corp	6,217
2,069,793		Companhia Vale do Rio Doce	66,516
1,504,985	e	Companhia Vale do Rio Doce (ADR)	48,445
2,936,876		Companhia Vale do Rio Doce (Preference)	81,830
24,801		Compania de Minas Buenaventura S.A.	776
257,100		Compania de Minas Buenaventura S.A. (ADR) (Series B)	7,962
281,307	*	Consolidated Thompson Iron Mines Ltd	2,648
98,900	*	Corriente Resources, Inc	798
140,972	*,e	Cudeco Ltd	625
668,838	*	Deep Yellow Ltd	129
395,408	*	Denison Mines Corp	576
95,732	*	Detour Gold Corp	1,788
182,467	e	Dominion Mining Ltd	432
1,451,385	*	Eastern Platinum Ltd	2,115
423,015	*	ECU Silver Mining, Inc	258
560,574	*,e	Eldorado Gold Corp	6,805
376,942	e	Energy Resources of Australia Ltd	6,538
1,060,153	*	Equinox Minerals Limited	3,998
1,522,078		Eurasian Natural Resources Corp	27,532
266,198	*	European Goldfields Ltd	1,832
141,370	*,e	Extract Resources Ltd	1,004
237,452		Ferrexpo plc	1,353
190,839	e	First Quantum Minerals Ltd	15,703
148,736	*	FNX Mining Co, Inc	1,987
109,352	*	Forsys Metals Corp	466
214,210		Franco-Nevada Corp	5,747
2,513,654		Freeport-McMoRan Copper & Gold, Inc (Class B)	209,991

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,608	e	Fresnillo plc	$342
184,817	*	Fronteer Development Group, Inc	948
291,188	*	Gabriel Resources Ltd	1,207
208,172	*	Gammon Gold, Inc	1,490
566,977	*,e	Gindalbie Metals Ltd	648
1,005,048	e	Gold Fields Ltd	12,722
40,000	e	Gold Fields Ltd (ADR)	505
1,545,277		Goldcorp, Inc	57,740
408,938	*	Golden Star Resources Ltd	1,566
486,455	*,e	Great Basin Gold Ltd	829
132,842	*,e	Guyana Goldfields, Inc	844
563,412	e	Harmony Gold Mining Co Ltd	5,322
1,288,602	*,e	Hecla Mining Co	7,049
1,493,000	*,e	Hidili Industry International Development Ltd	1,625
216,995	*	Highland Gold Mining Ltd	431
221,766		Hochschild Mining plc	948
322,492	*	HudBay Minerals, Inc	4,036
413,183		IAMGOLD Corp	5,492
610,328	*,e	Iluka Resources Ltd	2,453
707,230		Impala Platinum Holdings Ltd	20,779
267,889	e	Independence Group NL	1,121
353,408	*	Indophil Resources NL	402
65,611		Inmet Mining Corp	3,812
91,399	*	Ivanhoe Australia Ltd	289
394,640	*	Ivanhoe Mines Ltd	6,897
115,800	*,e	Jaguar Mining, Inc	1,066
587,955	*,e	Kagara Zinc Ltd	434
381,075	*	Kazakhmys plc	8,830
268,717	e	Kingsgate Consolidated Ltd	2,098
752,613	e	Kinross Gold Corp	12,871
77,338	*,e	Kirkland Lake Gold, Inc	578
23,420		Korea Zinc Co Ltd	4,181
60,500		Labrador Iron Ore Royalty Income Fund	3,192
347,500	*	Lake Shore Gold Corp	862
7,628	*	Lonmin plc	236
786,017	*	Lundin Mining Corp	4,171
2,292,159	*,e	Lynas Corp Ltd	1,020
1,180,392		Macmahon Holdings Ltd	791
53,869	*,e	MAG. Silver Corp	408
308,765	*,e	Medusa Mining Ltd	1,074
358,500	*	Mega Uranium Ltd	212
260,200	*,e	Mercator Minerals Ltd	653
672,940	*,e	Minara Resources Ltd	580
622,572		Mincor Resources NL	1,148
95,897	*,e	Minefinders Corp	887
121,750	e	Mineral Resources Ltd	830
443,807	*	Mirabela Nickel Ltd	1,002
974,571	*	MMC Norilsk Nickel (ADR)	17,942
208,052	*	MMC Norilsk Nickel (ADR) (London)	3,836
7,118	*	MMX Mineracao e Metalicos S.A.	54
1,186,810	*	Mount Gibson Iron Ltd	2,037
492,487	*,e	Murchison Metals Ltd	1,211

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

196,200	*	Neo Material Technologies Inc	$767
204,000	*	Nevsun Resources Ltd	607
553,541	*	New Gold, Inc	2,382
946,943		Newcrest Mining Ltd	28,519
2,087,187		Newmont Mining Corp	106,300
195,222	*,e	North American Palladium Ltd	794
176,763	e	Northam Platinum Ltd	1,165
81,363	*	Northern Dynasty Minerals	775
170,379	*	Northern Iron Ltd	235
521,658	*	Northgate Minerals Corp	1,567
214,249	*,e	Novagold Resources, Inc	1,531
105,708	f	Novolipetsk Steel (GDR)	3,663
173,231	*,e	Nyrstar	2,569
889,762		Orica Ltd	21,874
380,974	*,e	Osisko Mining Corp	3,320
2,170,855	*,e	Oxiana Ltd	2,281
294,024	*,e	Paladin Resources Ltd	1,066
112,153		PAN American Silver Corp	2,582
9,298,661	*,e	Pan Australian Resources Ltd	4,437
343,467	*,e	Paramount Gold and Silver Corp	477
404,124	*,e	Patriot Coal Corp	8,268
419,857	*	Perseus Mining Ltd	769
226,094	e	Peter Hambro Mining plc	4,083
412,977	*,e	Platinum Australia Ltd	358
120,328	*,f	Polymetal (ADR)	1,227
95,216		Polyus Gold Co (ADR)	2,452
86,402		Polyus Gold Co (ADR) (London)	2,225
3,519,500		PT Aneka Tambang Tbk	928
8,891,900		PT International Nickel Indonesia Tbk	4,617
144,837	*	Quadra Mining Ltd	2,218
78,900	*	Queenston Mining, Inc	333
198,719	*	Quest Capital Corp	258
89,071		Randgold Resources Ltd	6,779
479,447	*,e	Red Back Mining, Inc	9,795
685,290	*,e	Resolute Mining Ltd	623
1,436,339	e	Rio Tinto Ltd	103,336
4,398,526		Rio Tinto plc	260,648
276,401	*	Rosetta Resources, Inc	6,509
145,279	e	Royal Gold, Inc	6,713
418,481		Sally Malay Mining Ltd	922
542,800	*	SEMAFO, Inc	3,025
483,545		Sesa Goa Ltd	5,067
148,346	*,e	ShengdaTech, Inc	1,111
413,946		Sherritt International Corp	3,285
104,542	*	Silver Standard Resources, Inc	1,849
359,316	*	Silver Wheaton Corp	5,643
413,151	e	Silvercorp Metals, Inc	2,835
30,899		Southern Copper Corp	979
940,531	e	Southern Copper Corp (NY)	29,787
3,591,574	*,e	St Barbara Ltd	840
204,201	*,e	Stillwater Mining Co	2,651
2,657,000	e	Straits Asia Resources Ltd	4,102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,812	e	Sumitomo Titanium Corp	$1,111
3,011,979	*	Sundance Resources Ltd	428
232,302	*,e	Talvivaara Mining Co Plc	1,566
124,754	*,e	Tanzanian Royalty Exploration Corp	511
393,959	*	Taseko Mines Ltd	2,060
1,077,635	*	Teck Cominco Ltd	46,951
213,645	*,e	Thompson Creek Metals Co, Inc	2,886
453,294		Tricorona AB	455
224,580	*,e	Uex Corp	188
249,532	*,e	Uranerz Energy Corp	464
685,554	*	Uranium One, Inc	1,809
295,962	*,e	US Gold Corp	799
58,163	e	Vedanta Resources plc	2,450
182,757	e	Western Areas NL	911
597,258	*	Xstrata plc	11,316
930,918	e	Yamana Gold, Inc	9,212
5,761,500	e	Zijin Mining Group Co Ltd	4,541

		TOTAL METAL MINING	2,226,143

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
149,585		Aalberts Industries NV	2,386
46,900		Aderans Co Ltd	556
43,100		Alpen Co Ltd	689
191,203		Amer Sports Oyj (A Shares)	2,257
52,828	*	Armstrong World Industries, Inc	1,918
32,680	e	Blyth, Inc	1,021
219,603	e	Bulgari S.p.A.	1,789
317,751	e	Callaway Golf Co	2,803
348,000		Chen Hsong Holdings	130
394,000		Chow Sang Sang Holding	543
1,923,186		Citic Pacific Ltd	4,597
1,472,896		Compagnie Financiere Richemont S.A.	57,036
209,000		Daiwa Seiko, Inc	264
176,250	e	Daktronics, Inc	1,343
82,000		Denki Kogyo Co Ltd	426
51,458		Folli-Follie S.A.	1,162
1,977		Forbo Holding AG.	848
1,061,251	*,e	Futuris Corp Ltd	1,247
1,409,368		Hasbro, Inc	53,951
345,666	e	Hills Industries Ltd	837
2,476,000		Hutchison Harbour Ring Ltd	261
29,362		Indutrade AB	671
117,772	*,e	Intrepid Potash, Inc	3,572
144,518	*	Jakks Pacific, Inc	1,886
23,800	e	Japan Cash Machine Co Ltd	211
1,883,379		Jarden Corp	62,698
159,803		JUMBO S.A.	1,619
301,853	*	Leapfrog Enterprises, Inc	1,977
358,000		Luk Fook Holdings International Ltd	360
73,731	e	Marine Products Corp	442
3,501,193		Mattel, Inc	79,617
5,935,397		Ming Fung Jewellery Group Ltd	604

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,000		Mitsubishi Pencil Co Ltd	$431
126,000	e	Mizuno Corp	557
100,656	e	Namco Bandai Holdings, Inc	981
2,990	*,e	Nautilus, Inc	9
37,869	e	Oil-Dri Corp of America	732
10,424,857		Playmates Holdings Ltd	4,793
130,726	*,e	RC2 Corp	1,957
38,316	*	RHI AG.	1,318
29,800		Roland Corp	357
1,070	*	Russ Berrie & Co, Inc	9
292,000		Ryobi Ltd	984
74,805	e	Sankyo Co Ltd	3,701
57,400	e	Sato Corp	818
380,281	*,e	Shuffle Master, Inc	3,115
56,007		Societe BIC S.A.	4,288
169		SRI Sports Ltd	161
38,674	*,e	Steinway Musical Instruments, Inc	728
116,500	e	Tomy Co Ltd	907
672,000		Win Hanverky Holdings Ltd	106
105,940	e	Yamaha Corp	1,368

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	317,041

MISCELLANEOUS REPAIR SERVICES - 0.0%
9,300		Nichiden Corp	254

		TOTAL MISCELLANEOUS REPAIR SERVICES	254

MISCELLANEOUS RETAIL - 1.4%
144,249	*,e	1-800-FLOWERS.COM, Inc (Class A)	362
1,645,000	e	Alibaba.com Ltd	3,309
2,147,442	*	Amazon.com, Inc	291,473
17,200	e	Asahi Co Ltd	284
64,273		Avenir Telecom	81
72,711	e	Axis Communications AB	1,080
238,027	e	Barnes & Noble, Inc	5,146
24,769	e	BayWa AG.	933
62,100		Belluna Co Ltd	264
2,333,526		Best Buy Co, Inc	99,268
163,888	e	Big 5 Sporting Goods Corp	2,494
47,461		BIM Birlesik Magazalar AS	2,470
86,636	*,e	Blue Nile, Inc	4,767
29,633	e	Books-A-Million, Inc	215
178,187	*,e	Borders Group, Inc	306
61,884	*,e	Build-A-Bear Workshop, Inc	441
306,606	*	Buongiorno S.p.A.	453
8,900,000		C&O Pharmaceutical Technology Holdings Ltd	2,640
222,383	*,e	Cabela’s, Inc	3,889
165,822		Cash America International, Inc	6,547
377,000		Chemoil Energy Ltd	134
4,980,000	*	China WindPower Group Ltd	577
3,440,000	*	CK Life Sciences International Holdings, Inc	222
283,462	*,e	CKX, Inc	1,738
29,460		Cocokara Fine Holdings, Inc	522

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

249,912	*,e	Coldwater Creek, Inc	$1,734
16,200		Cosmos Pharmaceutical Corp	349
9,397,726	e	CVS Corp	343,582
155,150		DCC plc	4,023
885,655	*,e	Dick’s Sporting Goods, Inc	23,124
613,722	*,e	Dollar Tree, Inc	36,345
66,059	e	Douglas Holding AG.	3,052
282	e	Dr Ci:Labo Co Ltd	661
468,099	*,e	Drugstore.Com	1,671
218,017	*	Ezcorp, Inc (Class A)	4,491
53,109	*,e	Fuqi International, Inc	579
86,864	e	Gaiam, Inc (Class A)	721
9,834,745		Game Group PLC	14,663
14,000		Growell Holdings Co Ltd	296
140,710	*	Grupa Lotos S.A.	1,453
3,520		GS Home Shopping, Inc	217
287,810	*	GSI Commerce, Inc	7,964
28,027		Hellenic Duty Free Shops S.A.	235
132,692	*,e	Hibbett Sports, Inc	3,394
177,188		Home Retail Group	729
187,570	*,e	HSN, Inc	5,522
5,062,481		Hutchison Whampoa Ltd	37,035
160,725	*	Hypermarcas S.A.	1,966
93,700		Itochu Enex Co Ltd	494
164,619		Jean Coutu Group PJC, Inc/The	1,609
901,256	*	JJB Sports plc	308
141,481	*,e	Jo-Ann Stores, Inc	5,939
18,900	*	KAR Auction Services, Inc	285
135,157	*,e	Kirkland’s, Inc	2,838
31,500		Liquor Stores Income Fund	537
89,593		Majestic Wine plc	347
26,500	e	Megane TOP Co Ltd	175
627,083	e	Metro AG.	37,199
62,400		Mitsuuroko Co Ltd	463
211,163	e	MSC Industrial Direct Co (Class A)	10,710
166		MTI Ltd	285
301,295		N Brown Group plc	1,000
55,700	e	Nippon Gas Co Ltd	828
55,500		Nissen Holdings Co Ltd	215
145,452	e	Nutri/System, Inc	2,591
799,108	*	Office Depot, Inc	6,377
442,244	*,e	OfficeMax, Inc	7,262
30,000		Okuwa Co Ltd	302
1,259,408		Origin Energy Ltd	19,127
12,100		Otsuka Kagu Ltd	125
69,003	*,e	Overstock.com, Inc	1,121
36,800	e	Paris Miki, Inc	354
1,660,000	e	Parkson Retail Group Ltd	2,865
65,238	*,e	PC Connection, Inc	404
59,009	*,e	PC Mall, Inc	299
714,690	e	Petsmart, Inc	22,841
152,076	*,e	Priceline.com, Inc	38,779

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,693		Pricesmart, Inc	$1,783
1,478,659	*,e	Rite Aid Corp	2,218
3,338,000		SA SA International Holdings Ltd	2,605
48,600		Senshukai Co Ltd	262
1,071,410		Seven & I Holdings Co Ltd	25,888
242,495	e	Shoppers Drug Mart Corp	10,419
102,322	*	Shutterfly, Inc	2,465
504,054		Signet Jewelers Ltd	16,301
133,153		Signet Jewelers Ltd (London)	4,253
103,000		Sinanen Co Ltd	426
61,710	*	Stamps.com, Inc	623
4,719,693	e	Staples, Inc	110,394
46,200	e	Sugi Pharmacy Co Ltd	1,104
56,600	e	Sundrug Co Ltd	1,344
54,579	e	Systemax, Inc	1,187
28,691		Takkt AG.	333
406		Telepark Corp	601
366,393		Tiffany & Co	17,400
22,500	*	Tsuruha Holdings, Inc	806
189,303		Tsutsumi Jewelry Co Ltd	4,210
188,766	*,e	Vitamin Shoppe, Inc	4,238
4,115,544	e	Walgreen Co	152,647
403,679		WH Smith plc	2,977
353,527	e	World Fuel Services Corp	9,418
43,200		Xebio Co Ltd	871
101,521	*,e	Zale Corp	278
87,579	*,e	Zumiez, Inc	1,794

		TOTAL MISCELLANEOUS RETAIL	1,465,945

MOTION PICTURES - 0.7%
70,623	*,e	Ascent Media Corp (Series A)	1,924
81,265	e	Astral Media, Inc	2,848
144,352	*,e	Avid Technology, Inc	1,989
11,220,000	*	Big Media Group Ltd	269
54,918	*,e	Carmike Cinemas, Inc	762
195,312	e	Cinemark Holdings, Inc	3,582
100,600		Cineplex Galaxy Income Fund	2,011
140,800	e	Culture Convenience Club Co Ltd	685
1,258,243	*,e	Discovery Communications, Inc (Class A)	42,516
1,540,353	*,e	Discovery Communications, Inc (Class C)	45,302
730,077	*,e	DreamWorks Animation SKG, Inc (Class A)	28,758
80,662	*	EM.Sport Media AG.	207
1,115,000	*	eSun Holdings Ltd	148
852,753	e	HMV Group plc	1,094
12,782		Kinepolis	700
2,850,000		Major Cineplex Group Pcl	798
228,114	e	National CineMedia, Inc	3,937
197,289	e	News Corp (ADR)	3,349
10,445,919		News Corp (Class A)	150,526
41,819	e	News Corp (Class B)	711
333,331		Regal Entertainment Group (Class A)	5,857
45,874	*,e	Rentrak Corp	989

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

354,136	*	Rovi Corp	$13,149
607,390	e	Scripps Networks Interactive (Class A)	26,938
110,000	e	Shochiku Co Ltd	915
6,889,344		Time Warner, Inc	215,430
188,000		Toei Animation Co Ltd	3,179
366,000		Toei Co Ltd	1,871
59,845		Toho Co Ltd	964
33,500	e	Tohokushinsha Film Corp	196
529,457	*	tw telecom inc (Class A)	9,610
159,563	*	Vertice Trescientos Sesenta Grados S.A.	75
3,932,187	*	Viacom, Inc (Class B)	135,189

		TOTAL MOTION PICTURES	706,478

NONDEPOSITORY INSTITUTIONS - 1.0%
40,510	*	Aareal Bank AG.	886
20,418	e	Acom Co Ltd	334
331,010	e	Advance America Cash Advance Centers, Inc	1,926
807,619	e	Aeon Credit Service Co Ltd	9,589
778,303		Aeon Thana Sinsap Thailand PCL	752
256,100	e	Aiful Corp	375
1,397,301	*	American Capital Ltd	7,098
6,604,343		American Express Co	272,496
318,482	*,e	AmeriCredit Corp	7,567
952,116	e	Apollo Investment Corp	12,120
756,000	f	ARA Asset Management Ltd	616
690,213	e	Ares Capital Corp	10,243
237,018		Bank of Cyprus Public Co Ltd	1,498
150,838	*	Bank Pekao S.A.	8,765
74,015	e	BlackRock Kelso Capital Corp	737
70,823		BlueBay Asset Management plc	387
1,908,658		BM&FBOVESPA S.A.	12,922
147,488	*,e	Boise, Inc	904
266,825	*,m	Bradford & Bingley plc	0	^
2,730	e	California First National Bancorp	36
2,214,244	e	Capital One Financial Corp	91,693
2,308,757	e	CapitalSource, Inc	12,906
628,465	*,e,m	Cattles plc	66
1,135,757	e	Challenger Financial Services Group Ltd	4,377
244,853		Challenger Infrastructure Fund	344
8,581,877	e	Chimera Investment Corp	33,384
361,670		Collins Stewart plc	483
1,035,243		Companhia Brasileira de Meios de Pagamento	9,751
86,132	*	Compania Vale Do Ro Doce	0	^
115,828	e	CompuCredit Corp	598
30,721	*,e	Credit Acceptance Corp	1,267
404,363	e	Credit Saison Co Ltd	6,272
2,007,312		Criteria Caixacorp S.A.	9,947
116,118	e	Cypress Sharpridge Investments, Inc	1,554
3,569,459		Discover Financial Services	53,186
82,172	*,e	Doral Financial Corp	354
73,869	*,e	Encore Capital Group, Inc	1,215
16,552	*	ePlus, Inc	290

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

136,891	*	First Cash Financial Services, Inc	$2,953
6,337,689		First Financial Holding Co Ltd	3,482
330,555	*,e	First Marblehead Corp	939
1,328,000	*	First Shanghai Investments Ltd	272
8,013	*	Formuepleje Epikur AS	439
124,975	e	Gladstone Investment Corp	747
720,283	*,e	GLG Partners, Inc	2,211
1,233	*,b	Guaranty Financial Group, Inc	0	^
404,307	*,e	Heckmann Corp	2,345
1,141,737		Henderson Group plc	2,443
197,467	e	Hercules Technology Growth Capital, Inc	2,091
88,900	e	Hitachi Capital Corp	1,266
284,552		Housing Development Finance Corp	17,222
9,368		Indiabulls Securities Ltd	6
107,903	*,e	Information Services Group, Inc	368
853,250		Infrastructure Development Finance Co Ltd	3,059
818,574		Intermediate Capital Group plc	3,366
740,736		International Personal Finance plc	2,701
439,435		Investor AB (B Shares)	8,429
25,451		IWBank S.p.A	65
179,000	e	Jaccs Co Ltd	379
1,363,700	e	Japan Securities Finance Co Ltd	10,021
47,600		Jardine Matheson Holdings Ltd	1,585
663,431		KB Financial Group, Inc	32,015
97,094	e	Kohlberg Capital Corp	550
418,253	e	Lancashire Holdings Ltd	3,055
595,380		Lender Processing Services, Inc	22,476
340,322	*,e	MCG Capital Corp	1,773
80,984	e	Medallion Financial Corp	645
169,607	*,e	Mercadolibre, Inc	8,177
369,915		Moneysupermarket.com Group plc	382
106,949		Nelnet, Inc (Class A)	1,985
98,924	*,e	NewStar Financial, Inc	631
110,122	e	NGP Capital Resources Co	938
259,016	*,e	Ocwen Financial Corp	2,872
213,200	*,e	OMC Card, Inc	379
366,000	*,e	Orient Corp	321
378,465	e	ORIX Corp	33,559
1,052		Osaka Securities Exchange Co Ltd	5,502
924,832		Paragon Group of Cos plc	1,902
163,061	e	PennantPark Investment Corp	1,689
322,672	*	PHH Corp	7,605
142,568	e	Promise Co Ltd	1,322
203,885		Provident Financial plc	2,684
480,000		Public Financial Holdings Ltd	250
405,842		Redecard S.A.	7,508
93,379		Samsung Card Co	4,234
5	b,m	SFCG Co Ltd	0	^
2,154,882	e	Siemens AG.	215,814
1,897,716	*	SLM Corp	23,759
10,400		Solar Capital Ltd	220
15,617	e	Student Loan Corp	555

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,147,650		Taiwan Cooperative Bank	$4,321
212,260	e	Takefuji Corp	904
284	*,b	Thornburg Mortgage, Inc	0	^
115,444	e	TICC Capital Corp	761
737,600		Tisco Financial Group PCL (ADR)	616
1,180,291	e	Tower Australia Group Ltd	2,870
50,863	*,e	Tree.com, Inc	465
39,163	e	Triangle Capital Corp	550
1,099,736		Tullett Prebon plc	5,836
94,476	*,e	World Acceptance Corp	3,409

		TOTAL NONDEPOSITORY INSTITUTIONS	1,045,861

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
1,348,140	e	Adelaide Brighton Ltd	3,192
120,993	e	AMCOL International Corp	3,291
222,591	*,e	Cardium Therapeutics, Inc	98
112,442		Compass Minerals International, Inc	9,021
171,319	*	Gem Diamonds Ltd	645
314,535	*,e	General Moly, Inc	1,044
6,016,182	e	Grupo Mexico S.A. de C.V. (Series B)	16,111
1,138,523		Haci Omer Sabanci Holding AS	4,876
69,908	*	Haci Omer Sabanci Holding AS.	299
116,872	*	Harry Winston Diamond Corp	1,151
143,529		Imerys S.A.	8,848
143,904		K+S AG.	8,733
60,700	*	Migao Corp	421
860,171	*	Mineral Deposits Ltd	754
23,000	e	Nippon Ceramic Co Ltd	279
129,000		Nittetsu Mining Co Ltd	570
274,367	*	Petra Diamonds Ltd	304
265,800	*	Rubicon Minerals Corp	1,015
21,133		S&B Industrial Minerals S.A.	133
8,888	*,e	United States Lime & Minerals, Inc	344
365,404	e	Vulcan Materials Co	17,262

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	78,391

OIL AND GAS EXTRACTION - 4.8%
407,500	e	Acergy S.A.	7,453
254,207	*	Advantage Oil & Gas Ltd	1,722
1,363,584	*	Afren plc	2,117
274,400	e	Aker Kvaerner ASA	4,294
55,619		AltaGas Income Trust	1,008
3,054,271	e	Anadarko Petroleum Corp	222,442
2,870,500		Apache Corp	291,355
44,665	e	APCO Argentina, Inc	1,209
49,757	*	Approach Resources, Inc	452
217,078	*	Arena Resources, Inc	7,250
310,004	*,e	Arrow Energy NL	1,431
331,097		Atlas America, Inc	10,304
182,917	*,e	ATP Oil & Gas Corp	3,441
202,814	*,e	Atwood Oceanics, Inc	7,023
906,299		Australian Worldwide Exploration Ltd	2,262

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,895,743		Baker Hughes, Inc	$88,797
368,670	*	Bankers Petroleum Ltd	3,325
147,451	*,e	Basic Energy Services, Inc	1,137
255,184		Baytex Energy Trust	8,631
2,725,395	e	Beach Petroleum Ltd	1,851
266,093	e	Berry Petroleum Co (Class A)	7,493
5,942,860		BG Group plc	102,854
217,483	*	Bill Barrett Corp	6,679
143,957	*,e	Birchcliff Energy Ltd	1,243
901,415	e	BJ Services Co	19,290
574,400	*	BlackPearl Resources, Inc	1,516
8,980,967	*,e	Boart Longyear Group	2,761
35,125		Bonterra Oil & Gas Ltd	1,280
315,096	*,e	Boots & Coots, Inc	766
281,288	*	BowLeven plc	530
490,492	*,e	Brigham Exploration Co	7,823
134,088	*,e	Bronco Drilling Co, Inc	630
694,022		Cabot Oil & Gas Corp	25,540
3,452,039	*	Cairn Energy plc	21,844
585,566	*	Cairn India Ltd	3,987
445,439	*,e	Cal Dive International, Inc	3,265
43,797		Calfrac Well Services Ltd	914
114,620	*	Calvalley Petroleums, Inc	375
1,494,995	*	Cameron International Corp	64,075
1,225,716		Canadian Natural Resources Ltd (Canada)	90,717
264,431		Canadian Oil Sands Trust	7,928
898,797	*,e	Carnarvon Petroleum Ltd	400
131,410	*,e	Carrizo Oil & Gas, Inc	3,016
21,363	*	CAT Oil AG.	209
51,917	*	Celtic Exploration Ltd	999
1,558,970		Cenovus Energy, Inc	40,722
352,364	*,e	Cheniere Energy, Inc	1,089
2,213,096		Chesapeake Energy Corp	52,318
5,608,000		China Oilfield Services Ltd	8,234
380,576	e	Cimarex Energy Co	22,599
32,360	*	Clayton Williams Energy, Inc	1,132
415,955		Clough Ltd	344
33,210,000		CNOOC Ltd	54,664
105,700	*,e	CNX Gas Corp	4,022
3,441,554	*	Cobalt International Energy, Inc	46,805
189,202	*	Compagnie Generale de Geophysique S.A.	5,368
289,805	*	Complete Production Services, Inc	3,347
527,617	*	Compton Petroleum Corp	488
128,026	*	Comstock Resources, Inc	4,071
2,604,377	*,e	Concho Resources, Inc	131,156
714,457	*	Connacher Oil and Gas Ltd	1,048
65,843	*,e	Contango Oil & Gas Co	3,368
92,882	*,e	Continental Resources, Inc	3,952
189,229	*	Corridor Resources, Inc	859
32,905	*,e	CREDO Petroleum Corp	325
3,074,965	e	Crescent Point Energy Corp	117,985
108,128	*	Crew Energy, Inc	1,849

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

351,102	*	Crude Carriers Corp	$5,979
45,781	*,e	Cubic Energy, Inc	49
146,846	*	Dana Petroleum plc	2,679
51,814	*,e	Dawson Geophysical Co	1,515
126,940		Daylight Resources Trust	1,315
846,493	*,e	Delta Petroleum Corp	1,194
10,541,565	*,e	Denbury Resources, Inc	177,835
418,089	*	Desire Petroleum plc	320
1,187,000	*,e	DET Norske Oljeselskap	1,476
74,095	*,e	Det Norske Oljeselskap ASA	373
1,690,116		Devon Energy Corp	108,894
237,114	e	Diamond Offshore Drilling, Inc	21,058
723,429	*,e	Eastern Star Gas Ltd	614
1,231,568		EnCana Corp	38,318
829,692	*,e	Endeavour International Corp	1,054
143,166	*,e	Energy Recovery, Inc	902
192,299		Enerplus Resources Fund	4,557
208,598	e	Ensco International plc (ADR)	9,341
309,241		Ensign Energy Services, Inc	4,476
1,267,647	e	EOG Resources, Inc	117,815
433,913		Equitable Resources, Inc	17,790
148,867	e	Etablissements Maurel et Prom	2,422
448,208		EXCO Resources, Inc	8,238
262,729	*,e	Exterran Holdings, Inc	6,350
119,496	*	Fairborne Energy Ltd	448
114,518	*	Faroe Petroleum plc	235
49,790	*	Flint Energy Services Ltd	601
336,078	*	Forest Oil Corp	8,678
2,022,580		Formosa Petrochemical Corp	5,331
48,630	e	Fred Olsen Energy ASA	1,862
207,452	*,e	FX Energy, Inc	712
582,509		GAIL India Ltd	5,328
147,097	*	Galleon Energy, Inc	998
113,027		Gazpromneft OAO (ADR)	2,962
61,242	*	Geokinetics, Inc	442
32,136	*,e	Georesources, Inc	491
570,516	*,e	Global Industries Ltd	3,663
153,247	*,e	GMX Resources, Inc	1,260
128,114	*,e	Goodrich Petroleum Corp	2,004
640,553	*	Gulf Keystone Petroleum Ltd	834
245,384	*,e	Gulfport Energy Corp	2,758
96,384	*	Gulfsands Petroleum plc	467
4,961,899	e	Halliburton Co	149,502
74,919	*	Hardy Oil & Gas plc	241
162,476	*	Harvest Natural Resources, Inc	1,223
308,729	*,e	Helix Energy Solutions Group, Inc	4,023
332,193	e	Helmerich & Payne, Inc	12,650
714,050	*	Hercules Offshore, Inc	3,078
293,411	*,e	Heritage Oil Ltd	2,498
1,394,691	*	Horizon Oil Ltd	435
393,835		Husky Energy, Inc	11,296
12,990		Idemitsu Kosan Co Ltd	984

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

911		Inpex Holdings, Inc	$6,685
5,226	*,e	Isramco, Inc	343
307,597	*	Iteration Energy Ltd	424
326,173	*	Ivanhoe Energy, Inc	1,066
2,500		Japan Petroleum Exploration Co	127
349,399		JKX Oil & Gas plc	1,495
846,000		K1 Ventures Ltd	103
40,000		Kanto Natural Gas Development Ltd	206
193,633	*,e	Karoon Gas Australia Ltd	1,493
57,226	e	Kayne Anderson Energy Development Co	925
76,676	f	KazMunaiGas Exploration Production (GDR)	1,892
609,990	*,e	Key Energy Services, Inc	5,825
5,601	*,e	Lundin Petroleum AB	47
49,680		Major Drilling Group International	1,252
635,610	*	Mariner Energy, Inc	9,515
435,754	*,e	McMoRan Exploration Co	6,375
119,000		Melrose Resources plc	542
2,176,281	*	Nabors Industries Ltd	42,720
138,900		NAL Oil & Gas Trust	1,771
2,305,382		National Oilwell Varco, Inc	93,552
598,985		New Zealand Oil & Gas Ltd	660
768,260	*	Newfield Exploration Co	39,988
488,428	*	Newpark Resources, Inc	2,564
614,927		Nexen, Inc	15,215
1,591,810	*,e	Nexus Energy Ltd	394
46,190	e	Niko Resources Ltd	4,927
24,904		Noble Corp	1,041
715,330		Noble Energy, Inc	52,219
158,770	*,e	Northern Oil And Gas, Inc	2,517
282,500	*	Norwegian Energy Co AS.	875
138,366	f	NovaTek OAO (GDR)	10,073
134,979	e	NuVista Energy Ltd	1,548
7,320,876	e	Occidental Petroleum Corp	618,906
384,959	*	Oceaneering International, Inc	24,441
1,759,503		OGX Petroleo e Gas Participacoes S.A.	16,474
1,626		Oil India Ltd	42
314,274	e	Oil Search Ltd	1,719
1,051,251	*,e	Oilsands Quest, Inc	777
487,636	*	OPTI Canada, Inc	989
521,554	*,e	PA Resources AB	1,799
331,289	*	Pacific Rubiales Energy Corp	6,436
2,510	*	Pacific Rubiales Energy Corp	49
36,135	e	Panhandle Oil and Gas, Inc (Class A)	854
264,561		Paramount Energy Trust	1,219
52,589	*	Paramount Resources Ltd (Class A)	879
570,255	*,e	Parker Drilling Co	2,811
840,783		Patterson-UTI Energy, Inc	11,746
239,756	e	Penn Virginia Corp	5,874
683,486		Penn West Energy Trust	14,475
71,467		PetroBakken Energy Ltd	1,866
129,948	*	Petrobank Energy & Resources Ltd	7,116
922,593	*,e	PetroHawk Energy Corp	18,710

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,812,567		Petroleo Brasileiro S.A.	$85,112
1,702,684	e	Petroleo Brasileiro S.A. (ADR)	75,752
4,801,043		Petroleo Brasileiro S.A. (Preference)	95,543
88,503	*,e	Petroleum Development Corp	2,051
303,000	*	Petroleum Geo-Services ASA	3,969
57,926	*	Petrominerales Ltd	1,900
131,794		Petroplus Holdings AG.	2,449
282,194	*,e	Petroquest Energy, Inc	1,419
167,267		Peyto Energy Trust	2,225
365,377	*	Pioneer Drilling Co	2,572
427,620		Pioneer Natural Resources Co	24,084
425,691	*	Plains Exploration & Production Co	12,766
86,075	*	Portland Gas plc	97
89,978	*,e	PowerSecure International, Inc	709
733,900		PPB Group BHD	4,050
211,000	*	Precision Drilling Trust	1,625
177,612	*	Premier Oil plc	3,329
1,139,309	*	Pride International, Inc	34,305
1,212	*,e	PrimeEnergy Corp	33
159,543	e	ProEx Energy Ltd	1,849
456,800	e	ProSafe ASA	2,397
241,400	*,e	Prosafe Production Public Ltd	599
335,281		Provident Energy Trust	2,601
1,708,869		PTT Exploration & Production PCL	7,848
244,867	*	Questerre Energy Corp	964
342,496	*,e	Quicksilver Resources, Inc	4,819
818,772		Range Resources Corp	38,376
414,099	*	Regal Petroleum plc	410
137,722	*	Rex Energy Corp	1,569
237,952	*	Riversdale Mining Ltd	1,976
1,822,890	*,e	Roc Oil Co Ltd	636
557,359	*	Rowan Cos, Inc	16,225
137,469	e	RPC, Inc	1,530
260,463	*	Salamander Energy plc	1,047
660,694		Santos Ltd	8,888
156,738		Savanna Energy Services Corp	1,074
3,487		SBM Offshore NV	70
6,380,177	e	Schlumberger Ltd	404,885
76,500	*	Scorpion Offshore Ltd	417
100,773	*,e	SEACOR Holdings, Inc	8,128
71,360	e	SeaDrill Ltd	1,663
53,845	*,e	Seahawk Drilling, Inc	1,015
50	*	Serval Integrated Energy Services	0	^
9,513	*,m	Sibir Energy plc	25
90,244		SK Energy Co Ltd	9,691
2,313,510		Smith International, Inc	99,064
78,248	*	Soco International plc	1,964
227,600	*	Songa Offshore SE	1,034
1,171,098	*	Southwestern Energy Co	47,687
307,129	e	St. Mary Land & Exploration Co	10,691
482,163	*,e	Sterling Energy plc	1,039
224,413	*	Stone Energy Corp	3,983

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

56,242	*	Storm Exploration, Inc	$577
231,300	*,e	Subsea 7, Inc	4,686
314,434	*,e	Sulphco, Inc	91
238,061	*,e	Superior Energy Services	5,004
145,668	e	Superior Plus Corp	2,037
76,770	*,e	Superior Well Services, Inc	1,027
1,581,773		Surgutneftegaz (ADR)	15,675
358,500		Surgutneftegaz (ADR) (London)	3,553
201,817	*,e	Swift Energy Co	6,204
355,806	*,e	Syntroleum Corp	754
1,080,647		Talisman Energy, Inc	18,482
316,981		Tatneft (GDR)	9,922
599,579		Technip S.A.	48,751
412,145	*	Tetra Technologies, Inc	5,036
77,488	*,e	TGC Industries, Inc	313
228,300	*,e	TGS Nopec Geophysical Co ASA	4,844
282,279	e	Tidewater, Inc	13,343
125,215	e	Toreador Resources Corp	1,024
30,579	*,e	Transocean Ltd	2,641
164,382		Trican Well Service Ltd	2,127
91,980	e	Trilogy Energy Corp	772
190,766		Trinidad Drilling Ltd	1,307
9,786,476		Tullow Oil plc	185,636
14,420	*	Ultra Petroleum Corp	672
69,677	*	Union Drilling, Inc	429
162,190	*	Unit Corp	6,857
691,584	*,e	UTS Energy Corp	1,655
263,872	e	Vaalco Energy, Inc	1,304
132,030	*	Venoco, Inc	1,694
131,239		Vermilion Energy Trust	4,573
166,483	e	W&T Offshore, Inc	1,398
315,457	*,e	Warren Resources, Inc	795
1,400,339	*	Weatherford International Ltd	22,209
107,527	*,e	West Siberian Resources Ltd (GDR)	1,709
196,897	*,e	Whiting Petroleum Corp	15,917
272,631	*,e	Willbros Group, Inc	3,274
199,511	e	Woodside Petroleum Ltd	8,587
3,297,000		XTO Energy, Inc	155,551
27,200		Zargon Energy Trust	539
63,035	*,e	Zion Oil & Gas, Inc	390

		TOTAL OIL AND GAS EXTRACTION	4,954,025

PAPER AND ALLIED PRODUCTS - 0.5%
97,180	e	Altri SGPS S.A.	654
652,344	e	Bemis Co	18,735
142,933	*	Billerud AB	1,163
236,921	*,e	Buckeye Technologies, Inc	3,099
179,824	*	Canfor Corp	1,673
176,872	e	Cascades, Inc	1,421
15,300	*	Cellu Tissue Holdings, Inc	153
248,077	*	Cenveo, Inc	2,148
111,000		Chuetsu Pulp & Paper Co Ltd	199

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

110,252	e	Corporate Express Australia Ltd	$566
122,000	e	Daio Paper Corp	1,001
226,587	*	Domtar Corporation	14,594
564,974	e	DS Smith plc	1,156
145,217		Empresas CMPC S.A.	6,155
260,196	e	Exor S.p.A.	4,519
217,059	*	Fibria Celulose S.A.	4,692
25,000	e	FP Corp	1,143
273,761	e	Glatfelter	3,967
520,416	*	Graphic Packaging Holding Co	1,879
119,289	e	Greif, Inc (Class A)	6,551
169,359	e	Grupo Empresarial Ence S.A.	613
51,830	*,m	Grupo Empresarial Ence S.A.	188
914,000		Hengan International Group Co Ltd	6,816
207,000	e	Hokuetsu Paper Mills Ltd	1,034
45,303	e	Holmen AB (B Shares)	1,220
176,561	e	Huhtamaki Oyj	1,924
2,906,717		International Paper Co	71,535
192,037	*,e	Kapstone Paper and Packaging Corp	2,279
2,223,037		Kimberly-Clark Corp	139,786
821,284	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,657
211,540	e	Kinnevik Investment AB (Series B)	3,896
734,065		Klabin S.A.	2,258
162,900		Kokuyo Co Ltd	1,357
20,086		Mayr-Melnhof Karton AG.	1,899
689,897	e	MeadWestvaco Corp	17,627
72,517	e	Metso Oyj	2,342
15,404		Miquel y Costas & Miquel S.A.	350
400,000	e	Mitsubishi Paper Mills Ltd	479
19,426	e	Mondi Ltd	131
821,744		Mondi plc	5,787
276,506	*	M-real Oyj (B Shares)	792
71,990	e	Neenah Paper, Inc	1,140
2,226,000		Nine Dragons Paper Holdings Ltd	3,721
401,690	e	Nippon Paper Group, Inc	10,333
221,100	*,e	Norske Skogindustrier ASA	334
1,760,893	e	OJI Paper Co Ltd	7,722
23,766	*,e	Orchids Paper Products Co	391
28,600	e	Pack Corp	430
652,075		Packaging Corp of America	16,048
52,411		Papeles y Cartones de Europa S.A.	262
1,491,859	*,e	PaperlinX Ltd	917
205		Pilot Corp	304
279,668	e	Portucel Empresa Produtora de Pasta e Papel S.A.	797
588,000	e	Rengo Co Ltd	3,459
216,680		Rock-Tenn Co (Class A)	9,874
57,800	e	Sanrio Co Ltd	550
848,204	e	Sappi Ltd	3,773
88,989	e	Schweitzer-Mauduit International, Inc	4,232
93,048	e	Semapa-Sociedade de Investimento e Gestao	987
28,889	*	Sequana	370
17,700	e	Shimojima Co Ltd	249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

284,834	*	Smurfit Kappa Group plc	$2,374
1,103,757		Sonoco Products Co	33,985
477,266	e	Stora Enso Oyj (R Shares)	3,636
1,309,667		Svenska Cellulosa AB (B Shares)	18,464
453,457		Temple-Inland, Inc	9,264
234,000		Tokushu Tokai Holdings Co Ltd	623
71,347		Uni-Charm Corp	6,891
1,827,904	e	UPM-Kymmene Oyj	24,257
212,502	e	Wausau Paper Corp	1,815
600,000	*	Yuen Foong Yu Paper Manufacturing Co Ltd	249

		TOTAL PAPER AND ALLIED PRODUCTS	509,889

PERSONAL SERVICES - 0.1%
3,790,837		Chaoda Modern Agriculture	4,038
507,072		Cintas Corp	14,244
141,871	*,e	Coinstar, Inc	4,611
24,230	e	CPI Corp	336
375,362		Davis Service Group plc	2,409
92,910		Dignity plc	871
95,713	e	G & K Services, Inc (Class A)	2,477
1,479,603		H&R Block, Inc	26,337
264,743	e	Invocare Ltd	1,446
113,169	*,e	Jackson Hewitt Tax Service, Inc	226
1,397,473		Kuala Lumpur Kepong BHD	7,146
55,985	e	Mac-Gray Corp	632
321,325	e	Regis Corp	6,002
2,949,927	*	Rentokil Initial plc	5,837
440,545	*,e	Sally Beauty Holdings, Inc	3,930
891,028	e	Service Corp International	8,180
93,533	*,e	Steiner Leisure Ltd	4,145
89,752		Unifirst Corp	4,622
210,788	e	Weight Watchers International, Inc	5,381

		TOTAL PERSONAL SERVICES	102,870

PETROLEUM AND COAL PRODUCTS - 4.1%
78,964	e	Alon USA Energy, Inc	572
51,300	e	AOC Holdings, Inc	317
606,131	e	Ashland, Inc	31,986
161,171		Bharat Petroleum Corp Ltd	1,860
25,109,052	e	BP plc	237,534
688,568	e	BP plc (ADR)	39,297
758,158	e	Caltex Australia Ltd	7,869
10,617,838		Chevron Corp	805,150
6,626,150		ConocoPhillips	339,060
53,000	e	Cosmo Oil Co Ltd	128
123,972	*,e	CVR Energy, Inc	1,085
46,000	e	Daiseki Co Ltd	958
65,431	e	Delek US Holdings, Inc	476
8,768,581		Ecopetrol S.A.	12,314
2,354,373		ENI S.p.A.	55,235
89,604		ERG S.p.A.	1,262
3,748		Esso SA Francaise	480

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,621,614		Exxon Mobil Corp	$1,515,195
506,222		Frontier Oil Corp	6,834
132,704	e	Galp Energia SGPS S.A.	2,305
1,127,847	*,e	Gran Tierra Energy, Inc	6,654
31,658	*,e	Green Plains Renewable Energy, Inc	452
267,999	*,e	Headwaters, Inc	1,230
1,950		Hellenic Petroleum S.A.	22
1,459,113		Hess Corp	91,268
136,289	e	Holly Corp	3,804
399,047	e	Imperial Oil Ltd	15,413
373,336	*,e	Linc Energy Ltd	555
730,990		LUKOIL (ADR)	41,447
3,622,853		Marathon Oil Corp	114,627
76,143		Motor Oil Hellas Corinth Refineries S.A.	1,079
882,111	e	Murphy Oil Corp	49,566
2,719	e	Neste Oil Oyj	47
480,483	*	Nighthawk Energy plc	170
75,834	m	Nippon Mining Holdings, Inc	348
66,094		OMV AG.	2,480
101,115		Parkland Income Fund	1,157
22,000	m	Peab Industri AB (B Shares)	100
876,612		PGG Wrightson Ltd	361
480,249		Polski Koncern Naftowy Orlen S.A.	6,523
1,171,950		PTT PCL	9,496
63,515		Quaker Chemical Corp	1,722
1,819,726		Reliance Industries Ltd	43,543
890,310		Repsol YPF S.A.	21,080
2,518,101	e,f	Rosneft Oil Co (GDR)	19,969
4,882,976		Royal Dutch Shell plc (A Shares)	141,529
3,647,689		Royal Dutch Shell plc (B Shares)	100,495
422,854	*,e	SandRidge Energy, Inc	3,256
7,962	e	Showa Shell Sekiyu KK	54
38,478		SK Corp	3,418
78,098		S-Oil Corp	3,934
221,269	e	Statoil ASA	5,123
2,170,439		Suncor Energy, Inc	70,585
2,063,480		Suncor Energy, Inc (NY)	67,146
361,144		Sunoco, Inc	10,730
438,771	e	Tesoro Corp	6,099
1,197,700		Thai Oil PCL	1,852
43,770	e	TonenGeneral Sekiyu KK	369
1,959,901	e	Total S.A.	113,774
221,663		Tupras Turkiye Petrol Rafine	5,039
2,045,476		Valero Energy Corp	40,296
1,373,718		Walter Industries, Inc	126,753
78,553	e	WD-40 Co	2,579
555,977	*,e	Western Refining, Inc	3,058

		TOTAL PETROLEUM AND COAL PRODUCTS	4,199,119

PIPELINES, EXCEPT NATURAL GAS - 0.1%
994,083	e	APA Group	3,248
14,400		Enbridge Income Fund	181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,310	*	Kinder Morgan Management LLC	$429
111,599		Pembina Pipeline Income Fund	1,913
2,521,263	e	Spectra Energy Corp	56,804
983,891	e	TransCanada Corp	36,056
123,623		Wellstream Holdings plc	1,229
103,300		Westshore Terminals Income Fund	1,632

		TOTAL PIPELINES, EXCEPT NATURAL GAS	101,492

PRIMARY METAL INDUSTRIES - 0.9%
2,908	e	Acerinox S.A.	57
27,346	*,e	Advanced Metallurgical Group NV	295
175,000	*	Aichi Steel Corp	784
357,618	e	AK Steel Holding Corp	8,175
2,929,700	e	Alcoa, Inc	41,719
384,697		Allegheny Technologies, Inc	20,770
6,300,000	*,e	Aluminum Corp of China Ltd	6,508
1,500,720	e	Angang New Steel Co Ltd	2,752
2,310	*	Anglo American plc	101
583,394	*,e	ArcelorMittal	25,601
22,247	*	Armtec Infrastructure Income Fund	470
54,800	e	Asahi Holdings, Inc	945
54,662		BE Group AB	362
25,441		Bekaert S.A.	4,577
250,125		Belden CDT, Inc	6,868
108,182	e	BlueScope Steel Ltd	289
273,702	e	Bodycote plc	873
97,659	*	Brush Engineered Materials, Inc	2,204
80,084		Canam Group, Inc	689
128,704		Carpenter Technology Corp	4,711
671,853		Catcher Technology Co Ltd	1,650
290,968	*,e	Century Aluminum Co	4,004
13,413,743		China Steel Corp	13,875
111,000		Chugai Ro Co Ltd	327
408,131	*,e	CommScope, Inc	11,436
1,202,804		Companhia Siderurgica Nacional S.A.	24,126
68,765	*	Corinth Pipeworks S.A.	125
61,890		Daewoo International Corp	1,969
8,531	e	Daido Steel Co Ltd	36
413,174		Delta plc	1,193
42,330		Dongkuk Steel Mill Co Ltd	860
97,413	e	Dowa Holdings Co Ltd	587
42,625	*	Draka Holding	752
106,195		Duro Felguera S.A.	1,133
3,976		EL Ezz Aldekhela Steel Alexandria	704
213,553		El Ezz Steel Co	820
51,490		Elval Aluminium Process Co	88
103,801	e	Encore Wire Corp	2,159
400,350		Eregli Demir ve Celik Fabrikalari TAS	1,203
502,050		Feng Hsin Iron & Steel Co	851
709,000	e	Fujikura Ltd	4,088
2,257,027	e	Furukawa Electric Co Ltd	11,733
1,177,000		Furukawa-Sky Aluminum Corp	2,896

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

84,430	*,e	Fushi Copperweld, Inc	$947
450,629	*,e	General Cable Corp	12,167
83,595	*,e	General Steel Holdings, Inc	344
194,248		Gerdau Ameristeel Corp	1,530
223,813		Gerdau S.A.	2,769
798,402		Gerdau S.A.	12,975
142,274	*,e	Gibraltar Industries, Inc	1,794
360,000	e	Godo Steel Ltd	809
70,054		Halcor S.A.	101
65,875		Haynes International, Inc	2,341
1,458,418		Hindalco Industries Ltd	5,888
39,786		Hoganas AB (Class B)	1,094
208,111	*,e	Horsehead Holding Corp	2,464
323,079		Hubbell, Inc (Class B)	16,293
139,893		Hyundai Steel Co	10,621
563,149	e	JFE Holdings, Inc	22,679
173,000		JFE Shoji Holdings, Inc	729
2,011,000	e	Jiangxi Copper Co Ltd	4,543
124,131		Johnson Matthey plc	3,289
325,196		KGHM Polska Miedz S.A.	12,215
604,232		KME Group S.p.A.	249
2,954,597		Kobe Steel Ltd	6,352
32,200		Kyoei Steel Ltd	679
36,799		Leoni AG.	853
5,800	*,e	Lihua International, Inc	53
4,650,000	e	Maanshan Iron & Steel	2,695
18,200		Maruichi Steel Tube Ltd	369
26,362	e	Matsuda Sangyo Co Ltd	490
147,108	e	Matthews International Corp (Class A)	5,222
423,969	e	Mechel Steel Group OAO (ADR)	12,049
148,471	*,e	Metalico, Inc	889
704,000	e	Midas Holdings Ltd	518
662,562	e	Mitsubishi Materials Corp	1,906
194,000	*	Mitsubishi Steel Manufacturing Co Ltd	475
396,299	e	Mitsui Mining & Smelting Co Ltd	1,187
215,417		Mittal Steel South Africa Ltd	2,737
197,799	e	Mueller Industries, Inc	5,299
261,000		Nakayama Steel Works Ltd	408
42,400		Neturen Co Ltd	325
121,000	e	Nippon Denko Co Ltd	902
102,000		Nippon Koshuha Steel Co Ltd	110
1,350,000		Nippon Light Metal Co Ltd	1,964
181,000	e	Nippon Metal Industry Co Ltd	294
1,033,828		Nippon Steel Corp	4,058
162,500	e	Nippon Yakin Kogyo Co Ltd	643
71,562	e	Norddeutsche Affinerie AG.	3,688
152,422	*,e	Norsk Hydro ASA	1,162
70,073	*,e	Northwest Pipe Co	1,531
1,085,485	e	Nucor Corp	49,259
36,973	e	Olympic Steel, Inc	1,207
1,020,339		OneSteel Ltd	3,652
21,600		Osaka Steel Co Ltd	344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,510	e	Outokumpu Oyj	$55
200,000	e	Pacific Metals Co Ltd	1,662
622,125		Parkson Holdings BHD	1,125
98,984		POSCO	46,192
997,713		Precision Castparts Corp	126,419
22,700	*,e	Recylex S.A.	251
611,595		Reliance Steel & Aluminum Co	30,109
5,609		Royal Gold Inc	261
140,838	*	RTI International Metals, Inc	4,272
146,000	e	Sanyo Special Steel Co Ltd	631
10,933		Schmolz + Bickenbach AG.	324
102,155	e	Schnitzer Steel Industries, Inc (Class A)	5,366
433,006	*,f	Severstal (GDR)	6,305
49,044		Sidenor Steel Products Manufacturing Co S.A.	245
9,800	*,f,m	Siderar SAIC (ADR) (Class A)	506
1,348,668		Steel Authority Of India	7,587
1,256,096		Steel Dynamics, Inc	21,944
557,080		Sterlite Industries India Ltd	10,547
1,229,287	e	Straits Resources Ltd	1,624
596,900		Sumitomo Electric Industries Ltd	7,317
418,000	*	Sumitomo Light Metal Industries Ltd	452
8,268,436		Sumitomo Metal Industries Ltd	25,029
708,305		Sumitomo Metal Mining Co Ltd	10,539
11,626	*	Sutor Technology Group Ltd	34
329,000		SWCC Showa Holdings Co Ltd	334
571,119		Tata Steel Ltd	8,040
233,317	e	Tenaris S.A.	5,036
113,088	e	Texas Industries, Inc	3,864
180,736	*,e	Timminco Ltd	146
548,768	*,e	Titanium Metals Corp	9,104
71,846		TKH Group NV	1,499
44,300	e	Toho Titanium Co Ltd	1,097
242,000	e	Toho Zinc Co Ltd	1,188
178,000	e	Tokyo Rope Manufacturing Co Ltd	493
34,710	e	Tokyo Steel Manufacturing Co Ltd	435
66,000	e	Toyo Kohan Co Ltd	398
159,690	e	Tredegar Corp	2,728
145,379		Tubacex S.A.	582
127,313		Tubos Reunidos S.A.	365
808,676		Tung Ho Steel Enterprise Corp	918
88,104		Umicore	3,077
499,852	e	United States Steel Corp	31,751
42,612	*	Universal Stainless & Alloy	1,022
237,861	*,e	Uranium Energy Corp	766
153,474		Usinas Siderurgicas de Minas Gerais S.A.	5,380
312,531		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	10,706
416,177	e	Vallourec	83,922
313,792	e	Voestalpine AG.	12,694
121,207	e	Von Roll Holding AG.	808
13,194,150		Walsin Lihwa Corp	5,193
539,437	e	Worthington Industries, Inc	9,327

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

124,600	e	Yamato Kogyo Co Ltd	$4,138
175,000		Yodogawa Steel Works Ltd	784

		TOTAL PRIMARY METAL INDUSTRIES	957,117

PRINTING AND PUBLISHING - 0.4%
282,873	*,e	ACCO Brands Corp	2,167
81,573	e	Alma Media	802
216,277	e	American Greetings Corp (Class A)	4,507
680,422	e	APN News & Media Ltd	1,442
170,172	*,e	Arnoldo Mondadori Editore S.p.A.	707
447,667	*,e	Belo (A.H.) Corp (Class A)	3,053
200,132	e	Bowne & Co, Inc	2,233
54,666		Caltagirone Editore S.p.A.	143
74,100	*	Cermaq ASA	867
139,331	*,e	China Information Security Technology, Inc	704
54,444	*	Consolidated Graphics, Inc	2,255
66,238		Courier Corp	1,094
43,509		CSS Industries, Inc	875
647,440	e	Dai Nippon Printing Co Ltd	8,747
659,944	e	Daily Mail & General Trust	4,983
64,616		Davis & Henderson Income Fund	1,127
143,529		De La Rue plc	2,018
134,762	*	Dolan Media Co	1,465
241,964		Dun & Bradstreet Corp	18,007
59,103	*,e	Duoyuan Printing, Inc	638
236,542	*,e	Eniro AB	753
120,604	e	Ennis, Inc	1,962
123,889	*	EW Scripps Co (Class A)	1,047
49,600		Fuji Seal International, Inc	1,025
19,963,000	*	Fung Choi Media Group Ltd	2,283
77,000	e	Gakken Co Ltd	170
657,765	e	Gannett Co, Inc	10,866
207,685		Harte-Hanks, Inc	2,671
110,204	*,e	Impresa SGPS	217
3,629,459	*	Independent News & Media plc	564
1,054,116		Informa plc	6,195
2,317,400	e	John Fairfax Holdings Ltd	3,828
126,451		John Wiley & Sons, Inc (Class A)	5,473
839,274	*	Johnston Press plc	369
296,996	e	Journal Communications, Inc (Class A)	1,247
107,427	e	Kadokawa Holdings, Inc	2,430
159,000		Kyodo Printing Co Ltd	471
33,753		Lagardere S.C.A.	1,366
51,656		Lambrakis Press S.A.	105
133,184	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	743
1,489,080		McGraw-Hill Cos, Inc	53,085
221,379	*	Mecom Group plc	637
51	*,e	Media General, Inc (Class A)	0	^
94,247	e	Meredith Corp	3,243
356,797	*,e	MSCI, Inc (Class A)	12,880
50,629		Multi-Color Corp	607
297,727	*,e	New York Times Co (Class A)	3,314

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

918,000	*	Next Media Ltd	$136
830,000		Oriental Press Group	107
16,379	e	Orkla ASA	145
2,681	e	PagesJaunes Groupe S.A.	31
4,702,072		Pearson plc	73,922
110,831	*,e	Playboy Enterprises, Inc (Class B)	406
439,953	*	PMP Ltd	285
105,033	e	Primedia, Inc	361
87,300		PRONEXUS, Inc	511
73,380		Quebecor, Inc	2,498
1,661,589		R.R. Donnelley & Sons Co	35,474
213,601	*,e	RCS MediaGroup S.p.A.	382
1,053,603		Reed Elsevier NV	12,805
366,274		Reed Elsevier plc	2,921
5,449		Roularta Media Group NV	135
2,026	e	Sanoma-WSOY Oyj	45
77,819	e	Schawk, Inc (Class A)	1,411
122,163	e	Schibsted ASA	3,083
126,282	e	Scholastic Corp	3,536
1,959,013	*,e	Seat Pagine Gialle S.p.A.	461
1,517,736	e	Singapore Press Holdings Ltd	4,144
5,129		Spir Communication	141
129,431		St. Ives Group plc	118
122,863	e	Standard Register Co	657
760,977	e	Thomson Corp	27,692
91,000		Toppan Forms Co Ltd	1,005
708,548	e	Toppan Printing Co Ltd	6,397
100,779	e	Torstar Corp	989
94,430		Transcontinental, Inc	1,267
700,366	*	Trinity Mirror plc	1,586
369,178		United Business Media Ltd	3,073
225,238	*,e	Valassis Communications, Inc	6,268
19,016	e	Washington Post Co (Class B)	8,447
296,221	e	West Australian Newspapers Holdings Ltd	2,156
105,900		Wolters Kluwer NV	2,296
3,847,523	*,e	Yell Group plc	2,397
611,785		Yellow Pages Income Fund	3,705

		TOTAL PRINTING AND PUBLISHING	386,378

RAILROAD TRANSPORTATION - 0.6%
3,634,113	*	Asciano Group	6,320
775,830		Canadian National Railway Co	47,085
189,297		Canadian Pacific Railway Ltd	10,668
2,733		Central Japan Railway Co	20,814
2,176,971		CSX Corp	110,808
877,576	e	East Japan Railway Co	61,014
660,888		Firstgroup plc	3,600
173,338	*,e	Genesee & Wyoming, Inc (Class A)	5,914
5,752,000	e	Guangshen Railway Co Ltd	2,304
605,352	e	Hankyu Hanshin Holdings, Inc	2,804
497,646	*	Kansas City Southern Industries, Inc	18,000
909,522	e	MTR Corp	3,444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,806,781		Norfolk Southern Corp	$100,981
103,617	*,e	RailAmerica, Inc	1,223
1,364,657	e	Stagecoach Group plc	3,794
3,010,279		Union Pacific Corp	220,654
6,204		West Japan Railway Co	21,368

		TOTAL RAILROAD TRANSPORTATION	640,795

REAL ESTATE - 0.6%
3,414,089	e	Abacus Property Group	1,253
59,009		Acanthe Developpement S.A.	108
637,788	*	Aedes S.p.A.	206
7,962		Affine S.A.	194
2,754,000	e	Agile Property Holdings Ltd	3,760
54,800		Airport Facilities Co Ltd	301
224,535	*,e	Alerion Industries S.p.A.	176
44,327	*	Aliansce Shopping Centers S.A.	258
4,056,000	e	Allgreen Properties Ltd	3,450
14,627	e	Allreal Holding AG.	1,802
43,819		Alstria Office REIT-AG.	497
3,339	*,e	American Realty Investors, Inc	36
1,160,720	e	AMP NZ Office Trust	618
718,615	e	Aspen Group	333
4,039		Atenor Group	214
1,891,784	e	Australand Property Group	885
12,201,743		Ayala Land, Inc	3,510
9,247,920	m	Ayala Land, Inc (Preference)	20
29,676	*	Babis Vovos International Construction S.A.	154
1,028,132		Beni Stabili S.p.A.	996
151,458	*	BR Malls Participacoes SA	1,789
435,776	*	Brioschi Sviluppo Immobiliare	130
1,567,904		British Land Co plc	11,447
231,100		Brookfield Incorporacoes SA	1,034
40,000		Brookfield Properties Co	614
648,080	e	Brookfield Properties Corp	9,986
37,926	*	CA Immo International AG.	328
151,673	*,e	CA Immobilien Anlagen AG.	1,838
507,326		Capital & Regional plc	271
2,299,011		CapitaLand Ltd	6,524
5,284,754		CapitaMall Trust	6,686
327,765	e	Castellum AB	3,302
66,000	*	Cathay Real Estate Development Co Ltd	28
1,164,545	*	CB Richard Ellis Group, Inc (Class A)	18,459
49,000		Central Pattana PCL	31
2,575	*	Centro Properties Group	1
1,581,031	*	Centro Retail Group	261
4,861,804	e	Champion Real Estate Investment Trust	2,323
5,420,028	*	Cheuk Nang Holdings Ltd	1,990
927,448		Cheung Kong Holdings Ltd	11,946
25,000		China Aoyuan Property Group Ltd	4
136,195	*,e	China Housing & Land Development, Inc	518
76,068	*,e	China Real Estate Information Corp (ADR)	762
4,000,000	e	China Resources Land Ltd	8,696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,997,480		China Vanke Co Ltd	$3,440
408,954	e	Chinese Estates Holdings Ltd	684
174,464		City Developments Ltd	1,322
193,338		Citycon Oyj	770
31,503	*,e	CLS Holdings plc	246
46,602		Colonia Real Estate AG.	301
8,772		ComBOTS AG.	97
30,575	e	Consolidated-Tomoka Land Co	963
99,542	*	Conwert Immobilien Invest AG.	1,236
48,031		Corio NV	3,207
5,804,000	e	Country Garden Holdings Co Ltd	2,086
620,916		Cyrela Brazil Realty S.A.	7,353
75,100		Daibiru Corp	633
1,345,900		Daiman Development BHD	677
182,167		Derwent London plc	3,776
291,340	*,e	Desarrolladora Homex S.A. de C.V.	1,379
64,201		Deutsche Euroshop AG.	2,108
118,207	*	Deutsche Wohnen AG.	1,199
155,917		Development Securities plc	646
56,747	e	DIC Asset AG.	556
621,483	*	Dolphin Capital Investors Ltd	483
111,294		Douja Promotion Groupe Addoha S.A.	1,516
36,894		Dundee Real Estate Investment Trust	940
121,498	e	DuPont Fabros Technology, Inc	2,623
13,625,000		Erawan Group PCL	1,003
38,341		Eurobank Properties Real Estate Investment Co	366
49,732		Eurocommercial Properties NV	1,998
226,577	e	Fabege AB	1,531
1,110,833		Far East Consortium	329
55,900		First Capital Realty, Inc	1,220
931,458	e	FKP Property Group	611
551,708	*,e	Forest City Enterprises, Inc (Class A)	7,950
197,158	*,e	Forestar Real Estate Group, Inc	3,722
452,098		Gafisa S.A.	3,124
20,701	e	Gecina S.A.	2,291
99,227	*,e	Genting International plc	63
97,464		Genworth MI Canada, Inc	2,634
119,187	*	Globe Trade Centre S.A.	1,035
1,414,000	*	Glorious Property Holdings Ltd	599
40,080	e	Goldcrest Co Ltd	1,060
111,269	e	Government Properties Income Trust	2,894
515,198		Grainger plc	1,055
770,750		Great Portland Estates plc	3,677
782,500		Greentown China Holdings Ltd	1,103
2,171,760		Growthpoint Properties Ltd	4,398
1,679,536	e	Guangzhou R&F Properties Co Ltd	2,752
441,000		Guocoland Ltd	750
2,280,242		Hammerson plc	13,614
661,988		Hang Lung Group Ltd	3,513
2,643,518	e	Hang Lung Properties Ltd	10,657
428,500		Heiwa Real Estate Co Ltd	1,288
124,877		Helical Bar plc	640

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,272,000		Henderson Investment Ltd	$115
547,571		Henderson Land Development Co Ltd	3,858
1,163,000	e	Ho Bee Investment Ltd	1,496
481,000	*	Hong Fok Corp Ltd	222
290,000	e	Hongkong Land Holdings Ltd	1,470
797,801		Hopewell Holdings	2,363
1,825,295	e	Hopson Development Holdings Ltd	2,948
216,303	*	Housing Development & Infrastruture Ltd	1,380
155,373	e	Hufvudstaden AB (Series A)	1,329
486,222	e	Hysan Development Co Ltd	1,406
61,583	e	ICADE	6,855
3,485,400		IGB Corp BHD	2,019
180,316		Immobiliare Grande Distribuzione	365
690,914	e	IMMOFINANZ Immobilien Anlagen AG.	2,510
4,623,681	e	ING Office Fund	2,482
520,645	*,e	Inmobiliaria Colonial S.A.	94
1,934		Intershop Holdings	581
145,032	*,e	IVG Immobilien AG.	1,267
57,004		IVR Prime Urban Developers Ltd	221
54,200	b,e,m	Joint Corp	1
205,532	e	Jones Lang LaSalle, Inc	14,982
1,080,000		K Wah International Holdings Ltd	402
89,652		Kardan NV	550
4,505	*,e	Kenedix, Inc	1,320
2,032,223	e	Keppel Land Ltd	5,331
7,342,200		KLCC Property Holdings BHD	7,540
158,145		Klepierre	6,211
262,947		Klovern AB	954
318,978	e	Kungsleden AB	2,507
90,029,000		Lai Fung Holdings Ltd	3,363
28,883	*	Lamda Development S.A.	202
4,391,800		Land and Houses PCL	822
1,308,500		Land and Houses PCL Co Reg	253
631,862		Land Securities Group plc	6,501
3,288		Leasinvest Real Estate SCA	280
97,829	e	Leighton Holdings Ltd	3,501
413,670		Liberty International plc	3,161
4,513,124		Link Real Estate Investment Trust	11,126
9,708,700	*	Lippo Karawaci Tbk PT	640
276,000		Liu Chong Hing Investment	274
110,284	*,e	LoopNet, Inc	1,240
135,356		MAC Services Group	329
2,710,098		Macquarie Goodman Group	1,629
35,779	e,m	Mapeley Ltd	109
643,000	f	Megaworld Corp	18
40,386		Mercialys S.A	1,451
23,275,800	*	Metro Pacific Investments Corp	1,597
2,582,929	e	Midland Holdings Ltd	2,828
1,156,034	e	Mirvac Group	1,565
1,848,735	e	Mitsubishi Estate Co Ltd	30,256
1,237,119		Mitsui Fudosan Co Ltd	21,001
949,000	*	Mongolia Energy Co ltd	439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

88,649		Multiplan Empreendimentos Imobiliarios S.A.	$1,469
96,000	*	Musashino Kogyo Co Ltd	195
4,856,666	e	New World China Land Ltd	1,733
7,517,457		New World Development Ltd	14,718
55,850		Nexity	2,195
50,947	e	Nomura Real Estate Holdings, Inc	786
626,400	*,e	Norwegian Property ASA	1,307
1,465	e	NTT Urban Development Corp	1,238
102,200		Parco Co Ltd	861
37,994	*,e	Patrizia Immobilien AG.	167
492,463		PDG Realty SA	4,101
556,931	*	Pirelli & C Real Estate S.p.A.	347
914,300		Preuksa Real Estate PCL	495
75,929		PSP Swiss Property AG.	4,875
758,306	*	Quintain Estates & Development plc	653
672,614		Raven Russia Ltd	515
77,674	*,e	Reading International, Inc	332
1,840,134		Regus plc	3,114
11,574,500		Renhe Commercial Holdings Co Ltd	2,683
4,643	e	Risa Partners, Inc	2,508
3,003,900		Robinsons Land Corp	964
285,120		Rossi Residencial SA	1,986
44,800		Sankei Building Co Ltd	279
262,000	*,e	SC Global Developments Ltd	341
640,445		Segro plc	3,106
496,971		Shaftesbury plc	2,900
80,000		Shanghai Forte Land Co	25
754,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,393
15,180,000		Shanghai Real Estate Ltd	1,505
132,000	e	Shenzhen Investment Ltd	49
42,200		Shoei Co Ltd	320
3,818,400	e	Shui On Land Ltd	1,952
247,000	e	Singapore Land Ltd	1,201
5,905,366	e	Sino Land Co	11,576
4,054,000	e	Sino-Ocean Land Holdings Ltd	3,571
9,548,452		SM Prime Holdings	2,071
744		Societa Partecipazioni Finanziarie S.p.A.	0	^
7,128		Societe de la Tour Eiffel	597
3,259,000	e	Soho China Ltd	1,847
1,931,750		SP Setia BHD	2,475
113,634	*	Sparkassen Immobilien AG.	760
2,558,956		SPG Land Holdings Ltd	1,641
262,998	e	Sponda Oyj	1,098
175,238	*	ST Modwen Properties plc	515
258,238	*,e	St. Joe Co	8,354
427,068	e	Stewart Enterprises, Inc (Class A)	2,669
2,843,712	e	Stockland Trust Group	10,412
24,510		Sumitomo Real Estate Sales Co Ltd	1,064
507,304	e	Sumitomo Realty & Development Co Ltd	9,653
393,000		Summarecon Agung Tbk PT	36
1,626,346		Sun Hung Kai Properties Ltd	24,467

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,797	e	Swiss Prime Site AG.	$4,678
42,725		TAG Tegernsee Immobilien und Beteiligungs AG.	245
856,000		TAI Cheung Holdings	499
115,691	e	Technopolis plc	575
136,518	e	Thomas Properties Group, Inc	455
225,600		TOC Co Ltd	854
1,276,988		Tokyo Tatemono Co Ltd	4,589
254,000		Tokyotokeiba Co Ltd	361
304,900	e	Tokyu Land Corp	1,164
28,000	e	Tokyu Livable, Inc	255
17,700	e	Touei Housing Corp	166
81,435		Unibail	16,500
232,652	*	Unite Group plc	911
9,637,884	*	Unitech Corporate Parks plc	4,790
1,618,424		Unitech Ltd	2,653
926,000		United Industrial Corp Ltd	1,364
39,916		Vastned Retail NV	2,666
42,692		Wallenstam Byggnads AB (B Shares)	816
12,789		Warehouses De Pauw SCA	604
4,527		Wereldhave Belgium NV	389
35,250		Wereldhave NV	3,378
1,487,835		Wheelock & Co Ltd	4,388
657,000	e	Wheelock Properties S Ltd	888
78,987	e	Wihlborgs Fastigheter AB	1,668
937,267		Wing Tai Holdings Ltd	1,213
2,388,660		Workspace Group plc	870
1,407,988		YNH Property BHD	673
3,189,000		Zhong An Real Estate Ltd	994
56,590		Zueblin Immobilien Holding AG.	256

		TOTAL REAL ESTATE	589,202

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.4%
126,744		A. Schulman, Inc	3,101
270,000		Achilles Corp	413
37,704	*	AEP Industries, Inc	981
279,172	e	Ansell Ltd	3,110
342,982		Asics Corp	3,353
110,000		Bando Chemical Industries Ltd	349
1,568,815	e	Bayer AG.	106,117
714,338		Bridgestone Corp	12,195
22,672	*	CENTROTEC Sustainable AG.	364
1,526,009		Cheng Shin Rubber Industry Co Ltd	3,248
386,962		Cooper Tire & Rubber Co	7,360
186,532		Deceuninck NV	431
109,764	*	Deceuninck Plastics	0	^
72,048	*,e	Deckers Outdoor Corp	9,943
639,454		Denki Kagaku Kogyo KK	2,750
1,546,306	*	Goodyear Tire & Rubber Co	19,545
49,300	*	Graham Packaging Co, Inc	619
140,390		Hankook Tire Co Ltd	2,662
98,063	*,e	Metabolix, Inc	1,194
327,434		Michelin (C.G.D.E.) (Class B)	24,129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87,000		Mitsuboshi Belting Co Ltd	$399
1,533,017	e	Mitsui Chemicals, Inc	4,641
2,988,134		Newell Rubbermaid, Inc	45,420
137,000	e	Nichias Corp	613
135,000		Nifco, Inc	3,105
30,900	e	Nitta Corp	493
73,300	*,e	NOK Corp	1,103
161,355	e	Nokian Renkaat Oyj	4,191
48,501		Nolato AB (B Shares)	490
118,000	e	Okamoto Industries, Inc	494
465,572	*	Pirelli & C S.p.A.	286
8,566	e	Puma AG. Rudolf Dassler Sport	2,714
1,007,975		Sealed Air Corp	21,248
61,000		Sekisui Jushi Corp	527
803,000		Sekisui Plastics Co Ltd	3,839
29,129		Semperit AG. Holding	1,137
179,018	*,e	Skechers U.S.A., Inc (Class A)	6,502
173,683	*,e	Spartech Corp	2,032
5,821,141		SSL International plc	71,817
57,211	*,e	STR Holdings, Inc	1,344
889,221		Sumitomo Bakelite Co Ltd	5,098
713,484		Sumitomo Rubber Industries, Inc	6,288
63,000		Takiron Co Ltd	187
182,870	e	Titan International, Inc	1,596
53,100		Tokai Rubber Industries, Inc	726
260,000		Toyo Tire & Rubber Co Ltd	606
63,988	*,e	Trex Co, Inc	1,362
552,394		Tupperware Corp	26,636
80,034	e	Uponor Oyj	1,459
85,756		Viscofan S.A.	2,252
7,718,000	*	Wai Chun Mining Industry Group Co Ltd	136
155,126	e	West Pharmaceutical Services, Inc	6,508
366,000	e	Yokohama Rubber Co Ltd	1,723

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	428,836

SECURITY AND COMMODITY BROKERS - 2.3%
56,669		ABC Arbitrage	538
478,000		ABG Sundal Collier ASA	684
137,543		AGF Management Ltd	2,443
832,946		Ameriprise Financial, Inc	37,782
166,362	e	Artio Global Investors, Inc	4,116
364,594	e	Australian Stock Exchange Ltd	11,355
33,124		Avanza AB	858
168,643		Azimut Holding S.p.A.	2,135
150,556		Banca Finnat Euramerica S.p.A.	113
124,025		BlackRock, Inc	27,008
115,112	e	Bolsas y Mercados Espanoles	3,082
39,119	*	Boursorama	489
413,698	*,e	Broadpoint Securities Group, Inc	1,655
805,671		Broadridge Financial Solutions, Inc	17,225
106,899	e	BT Investment Management Ltd	283
377,000		Bursa Malaysia BHD	908

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

175,092		Calamos Asset Management, Inc (Class A)	$2,511
72,605		Canaccord Capital, Inc	793
1,339,900		Capital Securities Corp	690
3,065,631		Charles Schwab Corp	57,297
1,338,000		China Everbright Ltd	3,584
210,537		Close Brothers Group plc	2,476
383,684		CME Group, Inc	121,287
82,164	e	Cohen & Steers, Inc	2,051
280,247		Count Financial Ltd	350
34,680	*,e	Cowen Group, Inc	196
4,651,171		Credit Suisse Group	239,750
922,397	e	Cromwell Group	618
29,100	e,m	D Carnegie AB	72
27,398		DAB Bank AG.	153
160,100		Daewoo Securities Co Ltd	2,887
1,560		Daishin Securities Co Ltd	22
1,261,579		Daiwa Securities Group, Inc	6,639
156,435	*,e	DeA Capital S.p.A.	273
886,143	e	Deutsche Boerse AG.	65,684
12,851	e	Diamond Hill Investment Group, Inc	882
141,173	e	Duff & Phelps Corp	2,363
88,220	*	Dundee Corp	1,202
104,270		DundeeWealth, Inc	1,531
59,255,752	*,e	E*Trade Financial Corp	97,773
333,994	e	Eaton Vance Corp	11,202
300,521		Egyptian Financial Group-Hermes Holding	1,733
58,039	e	Epoch Holding Corp	655
63,877	e	Evercore Partners, Inc (Class A)	1,916
321,315		Evolution Group plc	618
645,297	e	F&C Asset Management plc	609
77,843	*	FBR Capital Markets Corp	354
486,049	e	Federated Investors, Inc (Class B)	12,822
189,568	e	Fifth Street Finance Corp	2,201
440,697		Franklin Resources, Inc	48,873
158,016	e	GAGFAH S.A.	1,414
46,503	e	GAMCO Investors, Inc (Class A)	2,116
408,790	e	GFI Group, Inc	2,363
25,248		Gluskin Sheff + Associates, Inc	553
84,094		GMP Capital, Inc	1,180
3,808,803	e	Goldman Sachs Group, Inc	649,897
29,360		Gottex Fund Management Holdings Ltd	245
58,562	e	Greenhill & Co, Inc	4,807
282,140		Hana Financial Group, Inc	8,740
165,505		Hellenic Exchanges S.A.	1,453
1,808,720	e	Hong Kong Exchanges and Clearing Ltd	30,191
156,217		Hyundai Securities Co	1,878
8,215,693		ICAP plc	46,603
216,800	e	Ichiyoshi Securities Co Ltd	1,482
297,685	e	IGM Financial, Inc	13,072
9,368		Indiabulls Financial Services Ltd	22
500,995		Indiabulls Real Estate Ltd	1,702
115,430	*,e	Interactive Brokers Group, Inc (Class A)	1,864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

320,485	*,e	IntercontinentalExchange, Inc	$35,952
84,264	*,e	International Assets Holding Corp	1,261
3,299,392	e	Invesco Ltd	72,290
255,868	*,e	Investment Technology Group, Inc	4,270
816,336	e	IOOF Holdings Ltd	5,109
997,500	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,765
44,000		Iwai Securities Co Ltd	277
2,828,292	e	Janus Capital Group, Inc	40,416
341,583	e	Jefferies Group, Inc	8,085
110,031	e	JMP Group, Inc	935
113,800	e	kabu.com Securities Co Ltd	613
173,352	*,e	KBW, Inc	4,663
3,928,000		KGI Securities Co Ltd	1,843
7,062,701		Kim Eng Holdings Ltd	10,198
577,258	*,e	Knight Capital Group, Inc (Class A)	8,803
45,730		Korea Investment Holdings Co Ltd	1,257
2,832,130		Kowloon Development Co Ltd	3,589
135,900	*,e	LaBranche & Co, Inc	715
602,710		Lazard Ltd (Class A)	21,517
15,667,853		Legal & General Group plc	20,935
1,106,752	e	Legg Mason, Inc	31,731
131,805	e	London Stock Exchange Group plc	1,421
397,430	*,e	Macquarie Group Ltd	17,232
1,383,187		Man Group plc	5,069
158,002	e	MarketAxess Holdings, Inc	2,485
93,300	e	Marusan Securities Co Ltd	568
94,000	e	Matsui Securities Co Ltd	672
460,142	*,e	MF Global Holdings Ltd	3,713
28,837		Mirae Asset Securities Co Ltd	1,453
68,000		Mito Securities Co Ltd	172
629,000	*,e	Mizuho Investors Securities Co Ltd	659
1,690	e	Monex Beans Holdings, Inc	832
5,595,392		Morgan Stanley	163,890
71,577	*,e	Morningstar, Inc	3,442
2,354,073	*	Nasdaq Stock Market, Inc	49,718
61,649	*	NeoNet AB	165
4,086,466		Nomura Holdings, Inc	30,116
141,838		Nordnet AB (Series B)	473
760,363		NYSE Euronext	22,514
258,000		Okasan Holdings, Inc	1,234
59,246	e	Oppenheimer Holdings, Inc	1,511
311,717	e	optionsXpress Holdings, Inc	5,078
95,689	*,e	Penson Worldwide, Inc	964
517,000	*,m	Peregrine Investment Holdings	0	^
151,565	e	Perpetual Trustees Australia Ltd	4,907
107,621	*,e	Piper Jaffray Cos	4,337
8,075,585		Polaris Securities Co Ltd	4,196
37,174	*,e	Pzena Investment Management, Inc (Class A)	284
464,370	e	Raymond James Financial, Inc	12,417
133,399		Reliance Capital Ltd	2,246
1,731		Renta 4 S.A.	12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,207,258		RMB Holdings Ltd	$5,365
65,119		Samsung Securities Co Ltd	3,511
102,702	e	Sanders Morris Harris Group, Inc	636
127,214		Schroders plc	2,716
611,894		SEI Investments Co	13,443
385,000		Shenyin Wanguo HK Ltd	198
2,436,625		Shinko Securities Co Ltd	7,715
862,676	e	Singapore Exchange Ltd	4,717
1,428,976	e,f	Spark Infrastructure Group	1,580
1,362	*	Sparx Group Co Ltd	172
89,815		Sprott, Inc	340
138,182	*,e	Stifel Financial Corp	7,427
727,000		Sun Hung Kai & Co Ltd	575
271,580		Suramericana de Inversiones S.A.	3,995
12,751		Swissquote Group Holding S.A.	556
127,058	e	SWS Group, Inc	1,465
1,656,541	e	T Rowe Price Group, Inc	90,995
736,081		Tai Fook Securities Group Ltd	644
170,000	e	Takagi Securities Co Ltd	318
773,071	*,e	TD Ameritrade Holding Corp	14,735
143,115	*,e	Thomas Weisel Partners Group, Inc	561
105,400	e	TMX Group, Inc	3,105
718,000		Tokai Tokyo Securities Co Ltd	2,995
89,801		Tong Yang Investment Bank	833
93,000		Toyo Securities Co Ltd	193
5,916		Union Financiere de France BQE S.A.	212
1,430,565		UOB-Kay Hian Holdings Ltd	1,728
67,557	*,e	US Global Investors, Inc (Class A)	668
8,471	e	Value Line, Inc	196
168,533	*	Vostok Nafta Investment Ltd	780
5,442	*	VZ Holding AG.	463
410,075	e	Waddell & Reed Financial, Inc (Class A)	14,779
26,807	e	Westwood Holdings Group, Inc	986
111,080		Woori Investment & Securities Co Ltd	1,541

		TOTAL SECURITY AND COMMODITY BROKERS	2,380,470

SOCIAL SERVICES - 0.0%
114,604	*	Capital Senior Living Corp	603
1,151		Care UK plc	8
1,425,420	e	Gunns Ltd	628
7,036	*	Nobel Learning Communities, Inc	55
77,910	*,e	Providence Service Corp	1,183
161,303	*	Res-Care, Inc	1,934
582,976	e	Ryman Healthcare Ltd	857
274,186	*	Southern Cross Healthcare Ltd	378
33,800	e	Temp Holdings Co Ltd	273

		TOTAL SOCIAL SERVICES	5,919

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

SPECIAL TRADE CONTRACTORS - 0.1%
20,973	e	Alico, Inc	$530
203,588	*,e	AsiaInfo Holdings, Inc	5,391
13,734	e	Bauer AG.	615
321,898	*	Cape plc	1,116
131,312	e	Chemed Corp	7,141
38,000	e	Chudenko Corp	485
246,239	e	Comfort Systems USA, Inc	3,076
205,000	e	COMSYS Holdings Corp	1,984
68,700		Daimei Telecom Engineering Corp	495
217,276	*	Dycom Industries, Inc	1,906
362,996	e	eaga plc	791
430,025	*,e	EMCOR Group, Inc	10,592
32,200		Hibiya Engineering Ltd	278
76,188		Homeserve plc	2,072
199,576	*,e	Insituform Technologies, Inc (Class A)	5,311
57,735	*,e	Integrated Electrical Services, Inc	326
196,000	e	Kandenko Co Ltd	1,245
140,309		Kinden Corp	1,229
111,600		Kyowa Exeo Corp	922
100,000		Kyudenko Corp	600
105,005	*,e	Layne Christensen Co	2,805
369,100		Metalurgica Gerdau S.A.	7,571
616,874	*	Quanta Services, Inc	11,818
70,000		Sanki Engineering Co Ltd	493
7,500		Secom Techno Service Co Ltd	196
129,160		Severfield-Rowen plc	386
436,370	e	Spice plc	195
163,000		Taihei Kogyo Co Ltd	699
80,300	e	Taikisha Ltd	1,294
117,100	e	Takasago Thermal Engineering Co Ltd	928
590,146	*,b,e	Timbercorp Ltd	24
49,000	e	Toenec Corp	266
53,000		Yurtec Corp	268

		TOTAL SPECIAL TRADE CONTRACTORS	73,048

STONE, CLAY, AND GLASS PRODUCTS - 0.6%
828,690		Ambuja Cements Ltd	2,212
601,435	e	Anhui Conch Cement Co Ltd	3,974
197,804	e	Apogee Enterprises, Inc	3,127
2,466,604	e	Asahi Glass Co Ltd	27,782
2,296,272		Asia Cement Corp	2,241
76,151		Associated Cement Co Ltd	1,613
1,546,500	*	BBMG Corp	1,560
691,655	e	Boral Ltd	3,561
438,593		Bradespar S.A.	10,839
108,462	e	Buzzi Unicem S.p.A.	1,366
118,591		Buzzi Unicem S.p.A. RSP	970
123,283	*,e	Cabot Microelectronics Corp	4,664
93,040	e	CARBO Ceramics, Inc	5,800
81,180		Cementir S.p.A.	326
369,506		Cementos Argos S.A.	2,303

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,529		Cementos Portland Valderrivas S.A.	$501
11,763,269	*,e	Cemex S.A. de C.V.	12,121
320,000		Central Glass Co Ltd	1,581
73,297	e	Cimpor Cimentos de Portugal S.A.	554
484,079	*,e	Coal of Africa Ltd	1,044
425,382	*	Cookson Group plc	3,528
11,444,687		Corning, Inc	231,296
33,037		CRH plc	825
2,641	*	Daldrup & Soehne AG.	86
853		Dyckerhoff AG.	53
128,257	e	Eagle Materials, Inc	3,404
828,015		Egypt Kuwait Holding Co	1,863
107,752		FLSmidth & Co AS	7,476
488,876		Gentex Corp	9,494
6,540,000		Goldsun Development & Construction Co Ltd	2,759
17,845		GranitiFiandre S.p.A.	90
46,901		Grasim Industries Ltd	2,941
815,037	e	Grupo Carso S.A. de C.V. (Series A1)	3,048
837	*	H+H International AS	10
41,410	e	HeidelbergCement AG.	2,310
394,763	e	Holcim Ltd	29,428
1,273,000		Indo Tambangraya Megah Pt	5,323
232,325	e	Industrias Penoles S.A. de C.V.	4,900
398,289		Inversiones Argos S.A.	4,102
57,028	e	Italcementi S.p.A.	659
11,317	*,e	Italmobiliare S.p.A.	472
23,823		Italmobiliare S.p.A. RSP	715
1,248,477		Jaiprakash Associates Ltd	4,159
273,981	*,e	James Hardie Industries NV	1,825
85,000	e	Krosaki Harima Corp	347
664,820		Lafarge Malayan Cement BHD	1,294
46,464		Lafarge S.A.	3,270
240,000		Luks Group Vietnam Holdings Ltd	120
279,237		Marshalls plc	377
130,595	e	Martin Marietta Materials, Inc	10,911
393,876		Morgan Crucible Co plc	1,218
141,419	e	NGK Insulators Ltd	2,885
40,300		Nichiha Corp	363
238,000		Nihon Yamamura Glass Co Ltd	789
319,576	e	Nippon Sheet Glass Co Ltd	943
150,000		Noritake Co Ltd	435
276,563	*,e	Owens Corning, Inc	7,036
810,959	*	Owens-Illinois, Inc	28,821
48,795		Pargesa Holding S.A.	4,142
31,100	e	Pigeon Corp	1,158
629,689	e	Pretoria Portland Cement Co Ltd	2,957
3,751,200		PT Indocement Tunggal Prakarsa Tbk	5,874
2,430,000		PT Semen Gresik Persero Tbk	1,949
23,066		Sa des Ciments Vicat	1,807
501,900		Siam Cement PCL reg	4,067
4,350		Sika AG.	7,344
5,532		STO AG.	471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

766,193		Sumitomo Osaka Cement Co Ltd	$1,328
850,090		Taiheiyo Cement Corp	1,218
3,955,065		Taiwan Cement Corp	3,730
1,138,222		Taiwan Glass Industrial Corp	1,208
1,000,000	*	TCC International Holdings Ltd	425
6,035		Titan Cement Co S.A.	160
195,951	e	Toto Ltd	1,335
332,449	*	Turk Sise ve Cam Fabrikalari AS	418
217,249	*,e	US Concrete, Inc	83
117,735	*,e	USG Corp	2,020
535		Vetropack Holding AG.	999
4,156,875	*,e	Wienerberger AG.	80,961
1,164,000	e,m	Xinyi Glass Holdings Co Ltd	1,063
40,813		Zignago Vetro S.p.A.	247

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	592,678

TEXTILE MILL PRODUCTS - 0.1%
136,869	e	Albany International Corp (Class A)	2,947
449,409	e	Alfa S.A. de C.V. (Class A)	3,540
243,000		Atsugi Co Ltd	309
61,455		Cheil Industries, Inc	3,471
248,000	e	Daiwabo Co Ltd	515
7,035,858		Far Eastern Textile Co Ltd	7,732
827,220		Formosa Taffeta Co Ltd	659
30,080		Hyosung Corp	2,159
228,325		Interface, Inc (Class A)	2,644
113,000	e	Japan Wool Textile Co Ltd	879
468,000	e	Kurabo Industries Ltd	796
562,000		Li Heng Chemical Fibre Technologies Ltd	117
239,261	*,e	Mohawk Industries, Inc	13,010
2,231	e	Nisshinbo Industries, Inc	23
360,000	e	Nitto Boseki Co Ltd	766
87,511	e	Oxford Industries, Inc	1,779
1,472,000		Pacific Textile Holdings Ltd	931
461,000	*	Ruentex Industries Ltd	1,050
869,230		Seiren Co Ltd	5,393
5,053,710		Teijin Ltd	16,973
678,000		Texwinca Holdings Ltd	748
624,000		Unitika Ltd	507
971,000		Victory City International Hlds	241

		TOTAL TEXTILE MILL PRODUCTS	67,189

TOBACCO PRODUCTS - 1.0%
7,828,377		Altria Group, Inc	160,638
211,861	e	Australian Agricultural Co Ltd	272
168,800		British American Tobacco Malaysia BHD	2,284
3,165,408		British American Tobacco plc	109,112
439,443		Fortune Brands, Inc	21,317
3,290,612		Huabao International Holdings Ltd	3,954
2,389,942		Imperial Tobacco Group plc	72,897
1,820,217		ITC Ltd	10,665
4,718		Japan Tobacco, Inc	17,562

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,112,169		Lorillard, Inc	$83,680
9,636,319		Philip Morris International, Inc	502,630
104,931		Souza Cruz S.A.	3,658
45,335		Swedish Match AB	1,084
117,076		Universal Corp	6,169
181,897	e	Vector Group Ltd	2,807

		TOTAL TOBACCO PRODUCTS	998,729

TRANSPORTATION BY AIR - 0.6%
44,361	*	ACE Aviation Holdings, Inc (Class A)	368
47,129		Aegean Airlines S.A.	215
272,473	*	AER Lingus	265
146,152		Aeroports de Paris	12,034
171,084	*,e	Air Berlin plc	964
5,190,600	e	Air China Ltd	5,362
89,641	e	Air France-KLM	1,417
50,275	*,e	Air Methods Corp	1,709
378,683		Air New Zealand Ltd	342
315,350	*,e	Air Transport Services Group, Inc	1,063
4,731,800	*	AirAsia BHD	2,016
605,917	*,e	Airtran Holdings, Inc	3,078
199,340	*,e	Alaska Air Group, Inc	8,219
140,075	*,e,m	Alitalia S.p.A.	84
835,896	*,e	All Nippon Airways Co Ltd	2,387
89,700	*,e	Allegiant Travel Co	5,190
1,480,628	*	AMR Corp	13,489
117,859	*,e	Atlas Air Worldwide Holdings, Inc	6,252
684,262		Auckland International Airport Ltd	943
658,808		BBA Aviation plc	1,946
3,592,400	*,e	Beijing Capital International Airport Co Ltd	2,147
194,561	*,e	Bristow Group, Inc	7,341
13,945,897	*,e	British Airways plc	51,426
5,139,274	*	Cathay Pacific Airways Ltd	10,829
1,892,127	*	China Airlines	691
1,706,450	*,e	Continental Airlines, Inc (Class B)	37,491
250,043		Copa Holdings S.A. (Class A)	15,203
6,097,954	*,e	Delta Air Lines, Inc	88,968
311,208	*	easyJet plc	2,167
5,131,520	*	Eva Airways Corp	2,416
1,603,189	e	FedEx Corp	149,737
79,746	*	Finnair Oyj	469
21,335	e	Flughafen Wien AG.	1,061
6,014		Flughafen Zuerich AG.	2,139
191,464	*,b,m	FLYi, Inc	1
2,625	e	Fraport AG. Frankfurt Airport Services Worldwide	138
1,902,546	*,e	Gemina S.p.A.	1,646
111,794		Gol Linhas Aereas Inteligentes S.A.	1,402
609,991	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,270
372,609	*,e	Hawaiian Holdings, Inc	2,746
33,200		Hong Kong Aircraft Engineerg	419

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

397,154		Iberia Lineas Aereas de Espana	$1,388
520,535	*,b,m	Japan Airlines Corp	6
89,500		Jazz Air Income Fund	389
1,341,416	*,e	JetBlue Airways Corp	7,485
81,530	*	Korean Air Lines Co Ltd	4,792
217,453		Lan Airlines S.A.	3,858
3,495,512		Macquarie Airports	9,912
611,766		Malaysian Airline System BHD	403
39,050	*	Norwegian Air Shuttle AS	953
73,388	*,e	PHI, Inc	1,554
710,249		Qantas Airways Ltd	1,851
190,343	*,e	Republic Airways Holdings, Inc	1,127
63,552	*	Ryanair Holdings plc	316
17,880	*	Ryanair Holdings plc (ADR)	486
96	*,m	SAir Group	0	^
1,552,108	*,e	SAS AB	580
32,268		SAVE S.p.A.	306
91,190		Singapore Airlines Ltd	991
1,418,357		Singapore Airport Terminal Services Ltd	2,687
314,303	e	Skywest, Inc	4,488
2,653,188	e	Southwest Airlines Co	35,075
88,570		Tam S.A.	1,514
6,810,900	*	Thai Airways International Pcl	5,950
678,812		Turk Hava Yollari	2,326
918,516	*,e	UAL Corp	17,957
808,063	*,e	US Airways Group, Inc	5,939
5,338,088	*,e	Virgin Blue Holdings Ltd	3,453
7,238	*	Vueling Airlines S.A.	125

		TOTAL TRANSPORTATION BY AIR	563,961

TRANSPORTATION EQUIPMENT - 2.9%
131,336		A.O. Smith Corp	6,904
216,388	*,e	AAR Corp	5,371
17,734		Accell Group	879
62,618	*,e	Aerovironment, Inc	1,635
54,400	*	Aisan Industry Co Ltd	499
296,345	*,e	Aisin Seiki Co Ltd	8,875
109,000	e	Akebono Brake Industry Co Ltd	598
2,879,917	*,e	American Axle & Manufacturing Holdings, Inc	28,742
66,461	e	American Railcar Industries, Inc	808
107,138	*,e	Amerigon, Inc (Class A)	1,083
470	*,e	Arctic Cat, Inc	5
474,144	*,e	ArvinMeritor, Inc	6,330
126,541	*	ATC Technology Corp	2,171
2,336,656	e	Austal Ltd	5,468
938,483	*,e	Autoliv, Inc	48,360
31,695	*,e	Autoliv, Inc (ADR)	1,639
295,302		BAE Systems plc	1,664
557,245	e	Bayerische Motoren Werke AG.	25,725
1,314		Bayerische Motoren Werke AG. (Preference)	47
337,359	*	BE Aerospace, Inc	10,273
63,837		Beneteau S.A.	1,166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,403,639	e	Boeing Co	$319,749
3,151,055		Bombardier, Inc	19,329
136,172		Brembo S.p.A.	1,054
490,169	e	Brunswick Corp	7,828
233,000	*,e	BW Offshore Ltd	416
1,024,058	e	Calsonic Kansei Corp	3,034
26,137	*	Carraro S.p.A.	92
10,811,500		China South Locomotive and Rolling Stock Corp	8,480
245,311	e	Clarcor, Inc	8,461
48,790		Cobham plc	190
122,477	*,e	Cogo Group, Inc	856
15,696		Compagnie Plastic-Omnium S.A.	570
4,057		Construcciones y Auxiliar de Ferrocarriles S.A.	2,389
599,851	e	Cosco Corp Singapore Ltd	532
127,671		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,449
52,712		Daihatsu Motor Co Ltd	503
1,911,119		DaimlerChrysler AG. (EUR)	89,970
740,535	*	Dana Holding Corp	8,798
1,167,026	e	Denso Corp	34,765
6,760,000	e	Denway Motors Ltd	3,596
40,645		Doosan Heavy Industries and Construction Co Ltd	3,255
59,867	*,e	Dorman Products, Inc	1,137
55,926		Ducommun, Inc	1,175
26,390		Elbit Systems Ltd	1,689
46,179	e	ElringKlinger AG.	1,150
1,005,393		Empresa Brasileira de Aeronautica S.A.	5,947
379,393	e	European Aeronautic Defence and Space Co	7,633
82,600		Exedy Corp	2,017
9,449		Faiveley S.A.	771
71,400	e	FCC Co Ltd	1,417
204,172	*	Federal Mogul Corp (Class A)	3,749
261,119	e	Federal Signal Corp	2,353
228,513	*	Fiat S.p.A.	2,975
154,503	e	Fleetwood Corp Ltd	1,276
401,182	*,e	Force Protection, Inc	2,415
17,581,874	*,e	Ford Motor Co	221,004
57,800	e	Freightcar America, Inc	1,396
62,272	*,e	Fuel Systems Solutions, Inc	1,990
2,478,000		Fuji Heavy Industries Ltd	12,829
175,000	*,e	Futaba Industrial Co Ltd	1,518
5,755,000	e	Geely Automobile Holdings Ltd	3,046
499,027	*,e	GenCorp, Inc	2,874
2,241,276	e	General Dynamics Corp	173,027
587,347		Genuine Parts Co	24,810
5,679		Georg Fischer AG.	2,084
307,000		Giant Manufacturing Co Ltd	890
2,519,509	*	GKN plc	5,276
1,461,132		Goodrich Corp	103,039
91,282	e	Greenbrier Cos, Inc	1,005
129,522	*,e	Group 1 Automotive, Inc	4,127
82,334	*	Haldex AB	673

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

384,554		Hampson Industries plc	$353
852,408	e	Harley-Davidson, Inc	23,927
346,601	e	Harsco Corp	11,070
104,014	e	Heico Corp	5,363
134,010		Hero Honda Motors Ltd	5,804
209,136	*,e	Hino Motors Ltd	884
3,683,359	e	Honda Motor Co Ltd	130,015
6,175,492		Honeywell International, Inc	279,566
546,000		Hong Leong Asia Ltd	1,772
56,626		Hyundai Heavy Industries	11,861
18,620		Hyundai Mipo Dockyard	2,559
91,553		Hyundai Mobis	12,137
244,685		Hyundai Motor Co	24,978
66,360		Hyundai Motor Co Ltd (2nd Preference)	2,460
32,680		Hyundai Motor Co Ltd (Preference)	1,167
250,133	*	IMMSI S.p.A.	299
26,470		Indus Holding AG.	498
5,252,085	*	Isuzu Motors Ltd	14,213
63,000		Japan Vilene Co Ltd	290
279,590		Jardine Cycle & Carriage Ltd	5,872
506,000		Jaya Holdings Ltd	242
751,435		JTEKT Corp	8,874
176,750	e	Kaman Corp	4,421
45,800		Kanto Auto Works Ltd	367
722,363	e	Kawasaki Heavy Industries Ltd	1,993
5,024,680		Keppel Corp Ltd	32,757
71,000	e	Kinki Sharyo Co Ltd	466
52,000	e	Koito Manufacturing Co Ltd	772
600	*,b,m	Lear Corp	0	^
91,699	*,e	Lear Corp	7,276
89,098		Linamar Corp	1,670
48,533	*,e	LMI Aerospace, Inc	902
1,784,568		Lockheed Martin Corp	148,512
315,193		Magna International, Inc - Class A (NY)	19,495
164,936	*	Magna International, Inc (Class A)	10,206
408,812		Mahindra & Mahindra Ltd	4,930
2,244	e	MAN AG.	188
100,435		Maruti Udyog Ltd	3,172
1,165,663	e	Mazda Motor Corp	3,279
2,466,106		Meggitt plc	11,440
39,328		Mekonomen AB	880
69,080		Metka S.A.	996
58,910		Miller Industries, Inc	732
50,000		Mitsuba Corp	316
1,993,694	*,e	Mitsubishi Motors Corp	2,708
3,466,460	e	Mitsui Engineering & Shipbuilding Co Ltd	8,639
90,500	e	Modec, Inc	1,623
99,498	e	MTU Aero Engines Holding AG.	5,789
35,800		Musashi Seimitsu Industry Co Ltd	762
148,000	e	Nabtesco Corp	1,972
101,700		Namura Shipbuilding Co Ltd	528
566,764	*	Navistar International Corp	25,351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

263,258	e	NHK Spring Co Ltd	$2,416
65,000	e	Nippon Seiki Co Ltd	768
171,000		Nippon Sharyo Ltd	1,022
103,000		Nissan Shatai Co Ltd	822
72,100	e	Nissin Kogyo Co Ltd	1,177
848,000	*,m	Norstar Founders Group Ltd	1
886,826		Novatek Microelectronics Corp Ltd	2,765
372,194	e	NSK Ltd	2,938
278,910	*,e	Orbital Sciences Corp	5,302
570,050		Oshkosh Truck Corp	22,996
1,232,842	e	Paccar, Inc	53,431
747,688	e	Peugeot S.A.	22,015
350,988		Piaggio & C S.p.A.	1,119
115,816		Pixart Imaging, Inc	759
143,359	e	Polaris Industries, Inc	7,334
290,886		Porsche AG.	17,753
29,527	e	Portec Rail Products, Inc	343
191,000		Press Kogyo Co Ltd	476
707,237	*,e	Renault S.A.	33,146
43,618	*	Rieter Holding AG.	12,700
116,000		Riken Corp	457
4,134,135	e	Rolls-Royce Group plc	37,359
4,956		Rosenbauer International AG.	206
108,555		Saab AB (Class B)	1,654
213,140		Samsung Heavy Industries Co Ltd	4,964
164,000	e	Sanden Corp	603
290,000		Sasebo Heavy Industries Co Ltd	608
6,800		Scania AB (B Shares)	108
1,308,833	e	SembCorp Marine Ltd	3,920
991,186		Senior plc	1,661
43,682	e	Shimano, Inc	1,932
96,600		Showa Corp	769
724,134		Singapore Technologies Engineering Ltd	1,651
1,198,500		Sinotruk Hong Kong Ltd	1,266
119,668		Sogefi S.p.A.	370
224,446	e	Spartan Motors, Inc	1,257
572,753	*	Spirit Aerosystems Holdings, Inc (Class A)	13,391
181,926	e	Standard Motor Products, Inc	1,805
54,404		STX Shipbuilding Co Ltd	620
450,575	e	Sumitomo Precision Products Co Ltd	1,465
104,026	e	Superior Industries International, Inc	1,673
192,733	e	Suzuki Motor Corp	4,253
40,800		Tachi-S Co Ltd	444
55,300	*,e	Takata Corp	1,417
287,075		Tata Motors Ltd	4,845
312,587	*,e	Tenneco, Inc	7,393
685,065		Thales S.A.	27,499
442,646	e	Thor Industries, Inc	13,372
27,249	*,e	Todd Shipyards Corp	448
96,400	*	Tokai Rika Co Ltd	1,979
7,043,155		Tomkins PLC	25,224
246,000		Topy Industries Ltd	558

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,000	e	Toyo Electric Manufacturing Co Ltd	$371
91,837		Toyoda Gosei Co Ltd	2,575
73,373	*	Toyota Industries Corp	2,095
4,568,787	e	Toyota Motor Corp	183,015
139,336		TransDigm Group, Inc	7,390
371,123	*,e	Trelleborg AB (B Shares)	2,711
15,436		Trigano S.A.	353
223,506	e	Trinity Industries, Inc	4,461
96,059	e	Triumph Group, Inc	6,733
625,628	*	TRW Automotive Holdings Corp	17,880
69,400	e	TS Tech Co Ltd	1,301
85,151		Umeco plc	466
47,700	e	Unipres Corp	673
3,488,264		United Technologies Corp	256,771
1,011,816	*,e	Valeo S.A.	36,113
38,307	e	Volkswagen AG.	3,699
4,856	e	Volkswagen AG. (Preference)	445
36,726		Volvo AB (A Shares)	364
122,984	e	Volvo AB (B Shares)	1,237
305,500		Weichai Power Co Ltd	2,558
137,884	e	Westinghouse Air Brake Technologies Corp	5,808
135,071	*,e	Winnebago Industries, Inc	1,973
81,371	*,e	Wonder Auto Technology, Inc	861
110,191	e	Yamaha Motor Co Ltd	1,651
2,545,000	e	Yangzijiang Shipbuilding	2,110
1,005,258		Yulon Motor Co Ltd	1,116
67,624		Zodiac S.A.	3,326

		TOTAL TRANSPORTATION EQUIPMENT	3,018,706

TRANSPORTATION SERVICES - 0.2%
505,950		All America Latina Logistica S.A.	4,637
93,055	e	Ambassadors Group, Inc	1,028
110,361		Autostrada Torino-Milano S.p.A.	1,550
1,004,785	e	Autostrade S.p.A.	23,451
496,448		CH Robinson Worldwide, Inc	27,728
5,114,000		China Travel International Inv HK	1,390
32,100		Cintra Concesiones de Infraestructuras de Transporte S.A.	312
15,220		Clarkson plc	201
293,000	e	CWT Ltd	222
32,506		D/S Norden	1,412
912,332	e	Deutsche Lufthansa AG.	15,132
3,498		Dfds AS	254
85,111	*,e	Dynamex, Inc	1,464
10,500	*,e	Echo Global Logistics, Inc	136
641,202		Expeditors International Washington, Inc	23,673
80,458	e	Flight Centre Ltd	1,549
206,789		Freightways Ltd	464
28,684	*	Gategroup Holding AG.	1,080
170,064		GATX Corp	4,872
1,075,000	*	Genting Hong Kong Ltd	226
13,030		GLOVIS Co Ltd	1,133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,000		HIS Co Ltd	$922
7,585	e	Hopewell Highway Infrastructure Ltd	5
259,870	*,e	Hub Group, Inc (Class A)	7,271
191,690	*,e	Interval Leisure Group, Inc	2,791
26,200	e	Kintetsu World Express, Inc	676
3,747		Kuoni Reisen Holding	1,501
1,106,436	*,e	Macquarie Atlas Roads Group	954
107,654		Mainfreight Ltd	485
49,235	e	Oesterreichische Post AG.	1,436
170,233	*,e	Orbitz Worldwide, Inc	1,210
163,206	*	Pacer International, Inc	983
20,043		Panalpina Welttransport Holding AG.	1,702
3,665,900		PLUS Expressways BHD	3,799
167,000	e	Senko Co Ltd	613
139,856		Societa Iniziative Autostradali e Servizi S.p.A.	1,291
28,400		Toho Real Estate Co Ltd	151
1,815,825	e	Toll Holdings Ltd	12,364
2,937	*,e	TUI AG.	33
45,869	*,e	Universal Travel Group	455
1,725,603	e	UTI Worldwide, Inc	26,436
176,940		Wincanton plc	540
54,600		Yusen Air & Sea Service Co Ltd	822

		TOTAL TRANSPORTATION SERVICES	178,354

TRUCKING AND WAREHOUSING - 0.5%
125,649	e	Arkansas Best Corp	3,754
37,000	e	ASKUL Corp	703
142,782	*	Big Yellow Group plc	737
157,286	*,e	Celadon Group, Inc	2,193
493,194	e	Con-way, Inc	17,321
1,832,465	e	Deutsche Post AG.	31,792
264,933	e	DSV AS	4,735
141,481		Forward Air Corp	3,721
404,000	e	Fukuyama Transporting Co Ltd	2,018
237,654	e	Heartland Express, Inc	3,921
85,900	e	Hitachi Transport System Ltd	1,210
318,297	e	J.B. Hunt Transport Services, Inc	11,420
161,000		Keppel Telecommunications & Transportation Ltd	159
695,416		Kerry Properties Ltd	3,730
406,999	e	Landstar System, Inc	17,086
340,805	*	LLX Logistica S.A.	1,604
89,613	*,e	Marten Transport Ltd	1,766
115,000		Maruzen Showa Unyu Co Ltd	421
57,643	e	Mitsubishi Logistics Corp	716
152,000		Mitsui-Soko Co Ltd	569
145,360		Mullen Group Ltd	2,296
101,995	e	Neopost S.A.	8,151
2,299,930		Nippon Express Co Ltd	9,890
87,000		Nippon Konpo Unyu Soko Co Ltd	985
133,002	*	Old Dominion Freight Line	4,441
8,004	*,e	Patriot Transportation Holding, Inc	676
10,933		Piraeus Port Authority	192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,660	*,e	Saia, Inc	$1,133
520,000	e	Sankyu, Inc	2,564
329,000		Seino Holdings Corp	2,344
67,000	e	Shibusawa Warehouse Co Ltd	229
304,000		Sumitomo Warehouse Co Ltd	1,349
1,589,097		TNT NV	45,566
111,056		TransForce, Inc	1,092
5,180,734	e	United Parcel Service, Inc (Class B)	333,691
43,949		Universal Truckload Services, Inc	773
41,280	*,e	USA Truck, Inc	667
131		Vantec Corp	153
211,092	e	Werner Enterprises, Inc	4,891
354,068		Yamato Transport Co Ltd	4,976
2,187,820	*	YRC Worldwide, Inc	1,190

		TOTAL TRUCKING AND WAREHOUSING	536,825

WATER TRANSPORTATION - 0.3%
148,618		Alexander & Baldwin, Inc	4,912
56,414	*,e	American Commercial Lines, Inc	1,416
152,334		Anek Lines S.A.	105
790		AP Moller - Maersk AS (Class A)	5,753
1,597	e	AP Moller - Maersk AS (Class B)	12,169
146	e	Babcock & Brown Infrastructure Group	0	^
57,963	e	Bourbon S.A.	2,506
1,552,893		Carnival Corp	60,377
100,844	e	Carnival plc	4,139
411,000		CH Offshore Ltd	192
5,229,600	*,e	China Shipping Container Lines Co Ltd	2,088
2,046,700	e	China Shipping Development Co Ltd	3,343
20,408		Compagnie Maritime Belge S.A.	652
3,479,475	e	COSCO Holdings	4,607
135,149	e	D/S Torm AS	1,398
166,803		d’aAmico International Shipping SA	274
173,000	e	Daiichi Chuo Kisen Kaisha	546
113,500	*	Deep Sea Supply plc	199
274,713	e	DHT Maritime, Inc	1,077
18,050	*,e	Dockwise Ltd	439
59,800		DOF ASA	453
325,157	*,e	Eagle Bulk Shipping, Inc	1,727
1,000	*	Eitzen Chemical ASA	0	^
32,386		Euronav NV	717
519,500	*	Evergreen International Storage & Transport Corp	435
1,010,722		Evergreen Marine Corp Tawain Ltd	595
1,747,000	e	Ezra Holdings Ltd	2,947
66,537		Forth Ports plc	1,401
182,133	e	Frontline Ltd	5,579
82,650	e	Frontline Ltd (Norway)	2,545
131,114	*,e	Genco Shipping & Trading Ltd	2,768
233,743	e	General Maritime Corp	1,681
7,128	*,e	Golar LNG Energy Ltd	11
157,027	*,e	Golar LNG Ltd	1,837
55,300	*,e	Golar LNG Ltd (Norway)	647

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

433,000	*,e	Golden Ocean Group Ltd	$823
133,064	*	Gulfmark Offshore, Inc	3,533
386,668	e	Hamburger Hafen und Logistik AG.	14,670
274		Hanjin Shipping Holdings Co Ltd	5
121,579	e	Horizon Lines, Inc (Class A)	661
123,489	*,e	Hornbeck Offshore Services, Inc	2,293
121,400	e	Iino Kaiun Kaisha Ltd	809
3,721,400		International Container Term Services, Inc	1,915
44,771		International Shipholding Corp	1,316
32,200	e	Inui Steamship Co Ltd	243
2,505		Israel Corp Ltd	2,128
94,860		James Fisher & Sons plc	620
305,310		Kamigumi Co Ltd	2,456
1,585,433	e	Kawasaki Kisen Kaisha Ltd	6,325
190,730	*,e	Kirby Corp	7,276
86,301	e	Knightsbridge Tankers Ltd	1,462
43,406		Kuehne & Nagel International AG.	4,392
205,596		Mermaid Marine Australia Ltd	517
21,914		Minoan Lines S.A.	99
1,828,500	*	MISC Bhd	4,540
1,633,060		Mitsui OSK Lines Ltd	11,721
546,599	e	Neptune Orient Lines Ltd	785
1,802,741		Nippon Yusen Kabushiki Kaisha	7,115
96,000		Nissin Corp	222
227,424	e	Nordic American Tanker Shipping	6,884
251,412	*,e	Odyssey Marine Exploration, Inc	329
348,406		Orient Overseas International Ltd	2,582
85,722	e	Overseas Shipholding Group, Inc	3,363
3,353,000		Pacific Basin Shipping Ltd	2,669
1,114,656	*,e	Royal Caribbean Cruises Ltd	36,773
118,000	e	Shinwa Kaiun Kaisha Ltd	371
232,856	e	Ship Finance International Ltd	4,136
3,184,000		Shun TAK Holdings Ltd	2,055
21,783		Smit Internationale NV	1,765
48,000	e	Stolt-Nielsen S.A.	787
129,970		STX Pan Ocean Co Ltd	1,539
165,431	e	Teekay Corp	3,762
52,057	e	Teekay Tankers Ltd (Class A)	654
135,613	*,e	Ultrapetrol Bahamas Ltd	745
1,611,700		U-Ming Marine Transport Corp	3,268
24,943		VTG AG.	386
1,015,670		Wan Hai Lines Ltd	571
21,450		Wilh Wilhelmsen ASA	534
1,010,212		Yang Ming Marine Transport	379

		TOTAL WATER TRANSPORTATION	279,013

WHOLESALE TRADE-DURABLE GOODS - 1.0%
88,000		Advan Co Ltd	623
116,143	e	Agilysys, Inc	1,297
238,647	e	Applied Industrial Technologies, Inc	5,930
1,220,443	*	Arrow Electronics, Inc	36,772
46,427		Arseus NV	567

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,100		As One Corp	$318
1,702,165		Assa Abloy AB (Class B)	33,310
45,500	e	Autobacs Seven Co Ltd	1,453
323,900		Banpu PCL	6,191
246,835	e	Barnes Group, Inc	4,801
209,871	*,e	Beacon Roofing Supply, Inc	4,015
776		BIC CAMERA, Inc	269
21,595	*,e	Bluelinx Holdings, Inc	82
14,278		Bobst Group AG.	542
463,442	*	BorgWarner, Inc	17,694
181,237	e	BSS Group plc	784
238,960	e	Bunzl plc	2,615
100,864		Campbell Brothers Ltd	2,735
34,224		Canon Marketing Japan, Inc	466
58,144	*	Cardtronics, Inc	731
47,409		Carl Zeiss Meditec AG.	759
89,794	e	Castle (A.M.) & Co	1,175
6,740,000	e	China Communications Construction Co Ltd	6,363
1,243,300	e	China High Speed Transmission Equipment Group Co Ltd	2,748
1,625,861	e	China National Building Material Co Ltd	3,149
2,224,000	*	China Resources Cement Holdings Ltd	1,074
65,517	*,e	Chindex International, Inc	774
2,875,000	*	CMC Magnetics Corp	789
5,228		Coltene Holding AG.	297
28,660	e	Communications Systems, Inc	371
86,366		Compagnie de Saint-Gobain	4,153
143,087	*,e	Conceptus, Inc	2,856
36,092		Consumers’ Waterheater Income Fund	183
113,561	e	Crane Group Ltd	934
80,950		Creative Technology Ltd	291
14,196		Daetwyler Holding AG.	916
52,000	e	Daiichi Jitsugyo Co Ltd	137
30,864		Demag Cranes AG.	1,082
111,075	*,e	DemandTec, Inc	772
124,190		Derichebourg	577
3,225	e	D’ieteren S.A.	1,633
121,030	*,e	Digi International, Inc	1,288
2,902,859		Dimension Data Holdings plc	4,020
5,245,215	e	Dongfeng Motor Group Co Ltd	8,526
12,562		Doosan Corp	1,427
34,400		Doshisha Co Ltd	893
103,432	*,e	Drew Industries, Inc	2,278
28,533	e	Eastern Co	386
738,935		Electrocomponents plc	2,467
91,916	*,e	Emdeon, Inc	1,518
745,462		Energy Support Corp	1,507
16,800		Enplas Corp	330
60,211		Esprinet S.p.A.	627
197,194		Finning International, Inc	3,572
745,734		Fisher & Paykel Healthcare Corp	1,738
1,354,822	*	Fortescue Metals Group Ltd	6,092

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,278		Fourlis Holdings S.A.	$1,080
35,160		Frigoglass S.A.	463
3,968,200	e	Fushan International Energy Group Ltd	3,015
59,523	*,e	GameLoft	287
8,240	*,e	Global Defense Technology & Systems, Inc	110
302,627		Grafton Group plc	1,298
495,195	e	GWA International Ltd	1,509
19,400		Hakuto Co Ltd	189
3,669		Hamon & CIE S.A.	153
109,542	*,e	Hansen Medical, Inc	251
278,000	e	Hanwa Co Ltd	1,178
39,161		Hargreaves Services plc	390
132,504		Headlam Group plc	543
31,291	*	Hexpol AB (Series B)	368
113,144	e	Houston Wire & Cable Co	1,310
335,352		Imperial Holdings Ltd	4,617
15,792	*	IMS-Intl Metal Service	243
41,000		Inaba Denki Sangyo Co Ltd	950
128,100		Inabata & Co Ltd	604
1,228,500	*,e	Ingram Micro, Inc (Class A)	21,560
551,437		Inner Mongolia Yitai Coal Co	5,144
299,630	*,e	Insight Enterprises, Inc	4,303
181,222	*,e	Interline Brands, Inc	3,469
3,586		Interseroh AG.	235
2,431,672	e	Itochu Corp	21,302
56,000		Japan Digital Laboratory Co Ltd	597
3,095,800	*	JCY International Bhd	1,699
29,300	e	Kaga Electronics Co Ltd	316
554,000	*,e	Kanematsu Corp	456
8,284		KCC Corp	2,592
331,570		Kia Motors Corp	7,399
181,638	*	Kingspan Group plc	1,570
102,693	*,e	Kloeckner & Co AG.	3,036
268,690	e	Knight Transportation, Inc	5,667
38,100	e	Kuroda Electric Co Ltd	524
34,263	e	Lawson Products, Inc	530
3,855,362		Li & Fung Ltd	18,968
80,310	e	Lindab International AB	809
734,954	*	LKQ Corp	14,920
27,900		Macnica, Inc	457
185,000		Marubun Corp	1,120
189,480	*	MedAssets, Inc	3,979
128,902	*,e	Merge Healthcare, Inc	267
5,304,000	*,e	Metallurgical Corp of China Ltd	2,903
117,400	e	MISUMI Group, Inc	2,409
3,119,322		Mitsubishi Corp	81,744
3,220,355	e	Mitsui & Co Ltd	54,115
227,600	*,e	Molopo Energy Ltd	240
76,528	*	Munters AB	551
60,052	*,e	MWI Veterinary Supply, Inc	2,426
110,841		Mytilineos Holdings S.A.	737
23,300		Nafco Co Ltd	427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,300		Nagaileben Co Ltd	$354
2,038		NET One Systems Co Ltd	2,590
149,455	*,e	New Carphone Warehouse plc	362
204,000		Nippon Road Co Ltd	515
65,000		Nippon Steel Trading Co Ltd	129
9,051,721	*	Nissan Motor Co Ltd	77,552
22,425	e	Nisshin Steel Co Ltd	47
15,767	*	Norbord, Inc	245
16,200		Onoken Co Ltd	146
257,464		Owens & Minor, Inc	11,944
5,731,000		Pan-United Corp Ltd	2,151
293,498		Patterson Cos, Inc	9,113
239,070	e	PEP Boys - Manny Moe & Jack	2,403
8,769		Phoenix Solar AG.	373
796,000	*	Playmates Toys Ltd	74
247,047	e	Pool Corp	5,593
933,414		Premier Farnell plc	3,196
1,433,097	e	Prysmian S.p.A.	28,163
267,631	*,e	PSS World Medical, Inc	6,292
3,043,034		PT Astra International Tbk	14,012
2,908,544		PT United Tractors Tbk	5,865
876,000		Ralink Technology Corp	3,434
68,190	e	Rautaruukki Oyj	1,474
112,891	*	Rexel S.A.	1,715
11,679		Rockwool International AS (B Shares)	1,254
87,067	e	Russel Metals, Inc	1,734
42,700		Ryosan Co Ltd	1,087
32,700		Ryoyo Electro Corp	313
498,000	e	Sagami Railway Co Ltd	2,104
174,596		Samsung Corp	9,398
57,000		Sangetsu Co Ltd	1,293
35,300		Sanshin Electronics Co Ltd	298
254,684		Satipel Industrial S.A.	2,198
112,195	e	Schneider Electric S.A.	13,159
507,153		Securitas Systems AB (B Shares)	976
144,000		Seika Corp	330
52,900		Shinko Shoji Co Ltd	457
65,000		Shinsho Corp	150
45,253	*	Sierra Wireless, Inc	381
861,236	*	SIG plc	1,485
3,667,271		Sime Darby BHD	9,792
467,869	e	Sims Group Ltd	9,300
77,268		Sims Group Ltd ADR	1,518
91,510		SK Networks Co Ltd	930
10,688		Solar Holdings AS (B Shares)	749
339,301		Solera Holdings, Inc	13,114
43,400	e	Sport Supply Group, Inc	583
132,000		Sumikin Bussan Corp	302
54,100		Sumisho Computer Systems Corp	785
3,534,278	e	Sumitomo Corp	40,639
554,445	*,e	Talecris Biotherapeutics Holdings Corp	11,045
82,000	e	Tamura Corp	283

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

506,608	*	Tech Data Corp	$21,227
17,709,605		Test-Rite International Co	10,484
65,725		THK Co Ltd	1,434
1,757,509	e	ThyssenKrupp AG.	60,424
55,574	*,e	Titan Machinery, Inc	761
101,471	e,f	TMK OAO (GDR)	2,095
242,623	*,e	TomoTherapy, Inc	827
219,475	*	Topps Tiles plc	182
142,942		Toromont Industries Ltd	4,179
26,500	e	Trusco Nakayama Corp	419
146,960	*,e	Tyler Technologies, Inc	2,754
68,200	e	Ulvac, Inc	1,770
1,201,841		UMW Holdings BHD	2,340
15,428		Vossloh AG.	1,647
179,567		W.W. Grainger, Inc	19,415
10,938		Wajax Income Fund	297
676,963		Wavin NV	1,326
523,977	*,e	WESCO International, Inc	18,187
1,990,581	e	Wesfarmers Ltd	58,069
85,446		Wesfarmers Ltd PPS	2,499
79,012	*,e	West Marine, Inc	857
54,805	*,e	Westport Innovations, Inc	902
22,181	*,e	Willis Lease Finance Corp	350
3,401,107	*	Wolseley plc	82,165
1,261,700		WPG Holdings Co Ltd	2,062
4,500,000		Xiamen International Port Co Ltd	840
82,100	e	Yamazen Corp	349
432,000		Yuasa Trading Co Ltd	411
33,400	e	Zenrin Co Ltd	400

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,075,997

WHOLESALE TRADE-NONDURABLE GOODS - 1.0%
38,750		AarhusKarlshamn AB	1,052
12,590	e	ABC-Mart, Inc	403
131,935		Aceto Corp	797
825,312		Airgas, Inc	52,506
282,987	*,e	Akorn, Inc	433
2,123,552		Akzo Nobel NV	121,024
30,999	e	Alfresa Holdings Corp	1,336
27,352,000	*	Alliance Global Group, Inc	3,329
507,155	*,e	Alliance One International, Inc	2,581
179,711	e	Allscripts Healthcare Solutions, Inc	3,515
108,782	e	Andersons, Inc	3,642
57,600		AOKI Holdings, Inc	771
79,973	*,e	ASOS plc	628
1,317,101	e	AWB Ltd	1,154
36,352	e	Axfood AB	1,067
4,239	*	Baron de Ley	197
111,698	e	Billabong International Ltd	1,158
205,572	*,e	BioScrip, Inc	1,640
162,571	*,e	BMP Sunstone Corp	823
425,464	e	Brown-Forman Corp (Class B)	25,294

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,900	e	C Uyemura & Co Ltd	$442
2,300,826		Cardinal Health, Inc	82,900
40,035	e	Casino Guichard Perrachon S.A.	3,388
98,271		Celesio AG.	3,142
193,836	*,e	Central European Distribution Corp	6,786
322,000		China Aviation Oil Singapore Corp Ltd	295
3,958,000	e	China BlueChemical Ltd	2,579
1,515,000		China Mengniu Dairy Co Ltd	4,722
85,474	*,e	Clearwater Paper Corp	4,210
68,302	*	Core-Mark Holding Co, Inc	2,091
296,969		Dairy Crest Group plc	1,676
4,502,000		Dalian Port PDA Co Ltd	2,111
79,109		Danisco AS	5,899
17,991		DC Chemical Co Ltd	3,132
610,165	*,e	Dean Foods Co	9,573
5,041		Delek Group Ltd	1,154
381,500		Dickson Concepts International Ltd	232
18,992	e	East Asiatic Co Ltd A.S.	593
583,904		Empresas COPEC S.A.	8,735
1,001,147	*,e	Endo Pharmaceuticals Holdings, Inc	23,717
146,673	*	Ercros S.A.	255
1,885,314	e	Esprit Holdings Ltd	14,873
677,786	e	Findel plc	262
3,094,000		First Pacific Co	2,004
2,007,563		Foster’s Group Ltd	9,745
233,548	*,e	Fresh Del Monte Produce, Inc	4,729
150,000	*,e	Fujiya Co Ltd	342
452,996		Fyffes plc	232
8,869	e	Galenica AG.	3,524
3,457,145		Gazprom (ADR)	80,656
164,681	*,e	Gildan Activewear, Inc	4,332
397,789	e	GrainCorp Ltd	2,270
124,351	*,e	Green Mountain Coffee Roasters, Inc	12,040
191,501	*,e	Hain Celestial Group, Inc	3,323
87,072		Hanwha Corp	3,174
420,029	*,e	Henry Schein, Inc	24,740
1,442,761		Herbalife Ltd	66,541
16,949		IC Companys AS	710
13,929,000		IRPC PCL	2,007
6,600		Itochu-Shokuhin Co Ltd	209
183,000		Japan Pulp & Paper Co Ltd	656
423,721		JBS S.A.	1,894
53,100		Kato Sangyo Co Ltd	870
39,402	*,e	Kenneth Cole Productions, Inc (Class A)	505
88,015	e	Kikkoman Corp	1,030
43,400		Kobayashi Pharmaceutical Co Ltd	1,787
47,343	*	Koninklijke Vopak NV	3,729
35,800	*	KRATON Polymers LLC	639
122,318	*	K-Swiss, Inc (Class A)	1,279
146,792		KT&G Corp	8,122
42,891		Laboratorios Farmaceuticos Rovi S.A	391
70,928		LG Chem Ltd	15,076

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,575	*,e	LSB Industries, Inc	$1,304
59,484		MARR S.p.A.	549
3,146,594	e	Marubeni Corp	19,555
265,462	e	Massmart Holdings Ltd	3,955
56,700	e	Megmilk Snow Brand Co Ltd	882
13,900	e	Meito Sangyo Co Ltd	194
286,584	e	Men’s Wearhouse, Inc	6,861
2,176,387	e	Metcash Ltd	8,268
308,187		Metro, Inc	12,778
1,893,632		Mexichem SAB de C.V.	5,636
159,966	e	Myers Industries, Inc	1,676
279,000		Nagase & Co Ltd	3,489
71,718		Nash Finch Co	2,413
2,237,596	e,m	Nippon Oil Corp	11,081
5,744,655	e	Noble Group Ltd	12,566
306,288	e	Nu Skin Enterprises, Inc (Class A)	8,913
1,660,094		Pacific Andes International Holdings Ltd	319
17,600	*	Paladin Labs, Inc	432
63,171	*,e	Perry Ellis International, Inc	1,431
9,921		Pescanova S.A.	297
1,167,300		Petronas Dagangan BHD	3,239
50,480	e	Point, Inc	3,024
197,500	*,e	Pronova BioPharma AS	635
2,246,500		PT Unilever Indonesia Tbk	3,000
17,239		Rubis	1,504
21,300	e	Ryoshoku Ltd	499
29,000		S Foods, Inc	240
48,200	e	Sakata Seed Corp	647
59,800		San-A Co Ltd	2,248
119,000		San-Ai Oil Co Ltd	477
30,748		Sarantis S.A.	205
76,322	e	Schiff Nutrition International, Inc	624
103,247	*,e	School Specialty, Inc	2,345
6,070		Schweizerhall Holding AG.	921
2,298,804		Sigma Pharmaceuticals Ltd	981
57,548		Sligro Food Group NV	1,918
1,840,609	*	Sojitz Holdings Corp	3,563
144,356		Spartan Stores, Inc	2,082
45,931		Sprider Stores S.A.	47
411,731		Suzano Papel e Celulose S.A.	5,626
187,858	e	Suzuken Co Ltd	6,621
196,375	e	Symrise AG.	4,676
70,847	*,e	Synutra International, Inc	1,602
2,064,880		Sysco Corp	60,914
319,182		Terra Industries, Inc	14,606
298,114		Tiger Brands Ltd	7,506
39,436	*,e	Tikkurila Oy	811
58,400		Toho Pharmaceutical Co Ltd	765
50,000		Tokai Corp	278
169,104	e	Tractor Supply Co	9,816
686,046		Tsingtao Brewery Co Ltd	3,450
3,086,875		Unilever NV	93,372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

346,000	e	Unilever NV ADR	$10,435
4,973,144		Uni-President Enterprises Corp	5,661
392,959		United Drug plc	1,364
202,654	*,e	United Natural Foods, Inc	5,701
126,569	*,e	United Stationers, Inc	7,449
17,690	e	Valhi, Inc	348
8,739		VAN DE Velde	393
10,065	e	Vilmorin & Cie	1,034
558,694		Vina Concha Y Toro S.A.	1,278
384,146	*	Viterra, Inc	3,627
91,532	*,e	Volcom, Inc	1,787
89,214	e	Wimm-Bill-Dann Foods OJSC (ADR)	2,000
90,000		Yokohama Reito Co Ltd	645
107,783	e	Zep, Inc	2,358
112,317	*,e	Zhongpin, Inc	1,426

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,049,020

		TOTAL COMMON STOCKS	102,096,798

		(Cost $90,847,602)

PREFERRED STOCK - 0.0%

FOOD AND KINDRED PRODUCTS - 0.0%
243,497	*	Ambev Cia De Bebidas Das	22,319

		TOTAL FOOD AND KINDRED PRODUCTS	22,319

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
99,480	*	Goodman PLUS Trust	6,390

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,390

SECURITY AND COMMODITY BROKERS - 0.0%
370,000		Daishin Securities Co Ltd	2,789

		TOTAL SECURITY AND COMMODITY BROKERS	2,789

TRANSPORTATION BY AIR - 0.0%
1,366	*	Malaysian Airline System BHD	0	^

		TOTAL TRANSPORTATION BY AIR	0	^

		TOTAL PREFERRED STOCK	31,498

		(Cost $30,477)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%
BUSINESS SERVICES - 0.0%
103,550	m	Asseco Poland S.A.	$0	^

		TOTAL BUSINESS SERVICES	0	^

CHEMICALS AND ALLIED PRODUCTS - 0.0%
76,228	m	Braskem S.A.	0	^
3,136	m	Braskem S.A.	0	^

		TOTAL CHEMICALS AND ALLIED PRODUCTS	0	^

COMMUNICATIONS - 0.0%
195,068	e	Clearwire Corp	36

		TOTAL COMMUNICATIONS	36

DEPOSITORY INSTITUTIONS - 0.0%
269,339	e	Banco Pastor S.A.	35
945,259	e	Mediobanca S.p.A.	120
61,978	e	Unione di Banche Italiane SCPA	3

		TOTAL DEPOSITORY INSTITUTIONS	158

EATING AND DRINKING PLACES - 0.0%
23,136		Krispy Kreme Doughnuts, Inc	2

		TOTAL EATING AND DRINKING PLACES	2

ELECTRIC, GAS, AND SANITARY SERVICES - 0.0%
32		Cia de Transmissao de Energia Electrica Paulista	0	^

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	0	^

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.0%
6	m	GreenHunter Energy, Inc	0	^

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0	^

FABRICATED METAL PRODUCTS - 0.0%
52,800		Goodpack Ltd	40

		TOTAL FABRICATED METAL PRODUCTS	40

FOOD AND KINDRED PRODUCTS - 0.0%
11,534		Golden Agri-Resources Ltd	1

		TOTAL FOOD AND KINDRED PRODUCTS	1

GENERAL BUILDING CONTRACTORS - 0.0%
132,237		IJM Corp BHD	46

		TOTAL GENERAL BUILDING CONTRACTORS	46

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
2,800	e	Fonciere Des Regions	3
4,761,352	m	GPT Group	0	^
67,045		IJM Land BHD	23

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	26

PRIMARY METAL INDUSTRIES - 0.0%
18,621		KME Group S.p.A.	1

		TOTAL PRIMARY METAL INDUSTRIES	1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY		VALUE (000)

REAL ESTATE - 0.0%
553,875		SP Setia BHD		$88

		TOTAL REAL ESTATE		88

TRANSPORTATION BY AIR - 0.0%
3,096		Gol Linhas Aereas Inteligentes S.A.		0	^

		TOTAL TRANSPORTATION BY AIR		0	^

TRANSPORTATION EQUIPMENT - 0.0%
43,163	e	Volkswagen AG.		27

		TOTAL TRANSPORTATION EQUIPMENT		27

WHOLESALE TRADE-DURABLE GOODS - 0.0%
32,514	m	Molopo Energy Ltd		4

		TOTAL WHOLESALE TRADE-DURABLE GOODS		4

WHOLESALE TRADE-NONDURABLE GOODS - 0.0%
590,018		Pacific Andes International Holdings Ltd		0	^

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		0	^

		TOTAL RIGHTS / WARRANTS		429

		(Cost $116)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.6%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.1%
		Federal Home Loan Bank (FHLB)
$22,900,000		FHLB	05/10/10	22,898
		Federal Home Loan Mortgage Corp (FHLMC)
3,328,000		FHLMC	06/08/10	3,327
		Federal National Mortgage Association (FNMA)
34,700,000		FNMA	05/19/10	34,694
20,700,000		FNMA	06/09/10	20,696

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		81,615

U.S. TREASURY BILLS - 0.1%
9,000,000		United States Cash Management Bill	04/01/10	9,000
420,000		United States Cash Management Bill	06/10/10	420
25,000,000		United States Treasury Bill	07/22/10	24,988
30,000,000		United States Treasury Bill	10/21/10	29,960

		TOTAL U.S. TREASURY BILLS		64,368

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

REPURCHASE AGREEMENTS - 4.4%
$ 391,000,000	n	Barclays	$391,000
81,478,000	o	Bank of America	81,478
492,000,000	p	BNP	492,000
252,000,000	q	BNP	252,000
65,000,000	r	Deutsche Bank	65,000
1,618,000,000	s	Goldman Sachs	1,618,000
500,000,000	t	Goldman Sachs	500,000
400,000,000	u	JP Morgan Chase & Co	400,000
211,000,000	v	Merrill Lynch	211,000
186,000,000	w	Salomon Bros	186,000
400,000,000	x	Salomon Bros	400,000

		TOTAL REPURCHASE AGREEMENTS	4,596,478

VARIABLE RATE SECURITY - 2.0%
82,000,000		American Express Credit Account Master	81,938
58,000,000		American Express Credit Account Master	58,028
85,000,000		American Express Credit Account Master	85,219
85,000,000		BA Credit Card Trust	84,895
64,000,000		BA Credit Card Trust	63,818
25,000,000		Bank One Issuance Trust	24,978
4,510,209		Brunel Residential Mortgage Securitization plc	4,506
43,525,000		Capital One Multi-Asset Execution Trust	43,260
170,000,000		Capital One Multi-Asset Execution Trust	169,941
32,000,000		Chase Issuance Trust 2006	31,967
17,000,000		Chase Issuance Trust 2007	16,981
51,000,000		Chase Issuance Trust 2007	50,727
110,000,000		Citibank Credit Card Issuance Trust	109,952
68,000,000		Discover Card Master Trust 2003	67,930
102,000,000		Discover Card Master Trust 2005	101,785
8,000,000		Discover Card Master Trust 2007	8,000
39,000,000		GE Equipment Midticket LLC	38,850
20,600,000		General Electric Cap Corp	20,611
110,000,000		General Electric Cap Corp	109,676
17,000,000		General Electric Cap Corp	16,882
27,796,981		Granite Master Issuer plc 2006	25,539
21,979,004		Granite Master Issuer plc 2007	20,198
128,000,000		JP Morgan Chase & Co	128,215
10,941,853		Medallion Trust Series 2005	10,579
73,000,000		Nelnet Student Loan Trust 2006	72,724
38,978,618		Nelnet Student Loan Trust 2007	38,825
59,000,000		Permanent Financing plc	59,000
135,000,000		Permanent Master Issuer plc	131,536
26,692,250		Puma Global Mortgage Backed Trust	25,352
100,000,000		Rabobank Nederland Trust	100,059
40,485,202		SLM Student Loan Trust 2006	40,439
170,000,000		SLM Student Loan Trust 2007	161,855
43,000,000		SLM Student Loan Trust 2008	43,156
49,315,240		Wachovia Student Loan Trust 2005	49,213

		TOTAL VARIABLE RATE SECURITY	2,096,634

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	6,693,112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COMPANY	VALUE (000)

TOTAL SHORT-TERM INVESTMENTS	$6,839,095

(Cost $6,844,468)
TOTAL INVESTMENTS - 106.3%	108,971,393
(Cost $97,723,670)
OTHER ASSETS & LIABILITIES, NET - (6.3)%	(6,472,591)

NET ASSETS - 100.0%	$102,498,802

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NR	Not Rated by Moody’s
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
†	As provided by Moody’s Investors Services.
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f	Restricted security
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.02% dated 3/31/10 to be repurchased at $391,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $398,820,100.
o	Agreement with Bank of America, 0.02% dated 3/31/10 to be repurchased at $81,478,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $83,107,560.
p	Agreement with BNP, 0.00% dated 3/31/10 to be repurchased at $492,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $501,844,090.
q	Agreement with BNP, 0.00% dated 3/31/10 to be repurchased at $252,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $257,040,012.
r	Agreement with Deutsche Bank, 0.03% dated 3/31/10 to be repurchased at $65,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $66,300,000.
s	Agreement with Goldman Sachs, 0.01% dated 3/31/10 to be repurchased at $1,618,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $1,650,360,000.
t	Agreement with Goldman Sachs, 0.01% dated 3/31/10 to be repurchased at $500,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $510,000,897.
u	Agreement with JP Morgan Chase & Co, 0.00% dated 3/31/10 to be repurchased at $400,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $408,002,839.
v	Agreement with Merrill Lynch, 0.00% dated 3/31/10 to be repurchased at $211,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $215,221,484.
w	Agreement with Salomon Bros, 0.02% dated 3/31/10 to be repurchased at $186,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $189,720,000.
x	Agreement with Salomon Bros, 0.01% dated 3/31/10 to be repurchased at $400,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $408,000,733.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$78,100,779	71.7%

TOTAL DOMESTIC	78,100,779	71.7

FOREIGN
ARGENTINA	14,926	0.0
AUSTRALIA	1,711,898	1.6
AUSTRIA	162,725	0.2
BELGIUM	309,750	0.3
BERMUDA	51,611	0.1
BRAZIL	967,744	0.9
CAMBODIA	943	0.0
CANADA	2,355,644	2.2
CAYMAN ISLANDS	2,251	0.0
CHILE	68,786	0.1
CHINA	963,825	0.9
COLOMBIA	39,945	0.0
CYPRUS	4,065	0.0
CZECH REPUBLIC	55,283	0.1
DENMARK	131,388	0.1
EGYPT	27,252	0.0
FINLAND	297,515	0.3
FRANCE	1,786,678	1.6
GERMANY	1,722,972	1.6
GIBRALTAR	23,446	0.0
GREECE	91,128	0.1
GUERNSEY, C.I.	34,557	0.0
HONG KONG	542,509	0.5
HUNGARY	26,695	0.0
INDIA	393,327	0.4
INDONESIA	107,994	0.1
IRELAND	182,756	0.2
ISRAEL	426,583	0.4
ITALY	589,009	0.5
JAPAN	4,721,468	4.3
JERSEY, C.I.	9,563	0.0
KAZAKHSTAN	29,424	0.0
KOREA, REPUBLIC OF	699,392	0.6
LIECHTENSTEIN	2,807	0.0
LUXEMBOURG	35,635	0.0
MACAU	37,645	0.0
MALAYSIA	172,963	0.2
MEXICO	261,160	0.2
MOROCCO	8,747	0.0
NETHERLANDS	902,144	0.8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

NEW ZEALAND	$37,260	0.0%
NORWAY	132,821	0.1
PANAMA	17,228	0.0
PERU	16,532	0.0
PHILIPPINES	39,325	0.0
POLAND	72,651	0.1
PORTUGAL	66,739	0.1
PUERTO RICO	8,412	0.0
RUSSIA	329,699	0.3
SINGAPORE	316,228	0.3
SOUTH AFRICA	371,193	0.3
SPAIN	722,690	0.7
SWEDEN	517,827	0.5
SWITZERLAND	2,658,307	2.4
TAIWAN	643,229	0.6
THAILAND	97,058	0.1
TURKEY	80,742	0.1
UNITED KINGDOM	4,768,520	4.4

TOTAL FOREIGN	30,870,614	28.3

TOTAL PORTFOLIO	$108,971,393	100.0%

Value amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AMUSEMENT AND RECREATION SERVICES - 0.6%
35,752	e	Aristocrat Leisure Ltd	$149
65,700	*	bwin Interactive Entertainment	3,865
55,347	*	Electronic Arts, Inc	1,033
9,531,000	*,e	Galaxy Entertainment Group Ltd	4,395
42,281		Ladbrokes plc	102
2,148		Lottomatica S.p.A.	41
10,350	*	Madison Square Garden, Inc	225
464,279	*,e	Melco PBL Entertainment Macau Ltd (ADR)	2,238
10,651,796		NagaCorp Ltd	1,399
71,158	e	Nintendo Co Ltd	23,823
47,916		OPAP S.A.	1,087
4,801	e	Oriental Land Co Ltd	335
2,040,798	*	PartyGaming plc	9,913
14,930,000		Rexcapital Financial Holdings Ltd	2,134
289,644	e	Sega Sammy Holdings, Inc	3,507
1,143,000		SJM Holdings Ltd	755
52,025	e	Sky City Entertainment Group Ltd	119
379,051		TABCORP Holdings Ltd	2,400
117,714	e	Tattersall’s Ltd	266
624,932		Walt Disney Co	21,816

		TOTAL AMUSEMENT AND RECREATION SERVICES	79,602

APPAREL AND ACCESSORY STORES - 1.1%
32,384		Abercrombie & Fitch Co (Class A)	1,478
489,703		American Eagle Outfitters, Inc	9,069
3,321,000		Belle International Holdings Ltd	4,465
88,097		Burberry Group plc	955
282,494	e	Fast Retailing Co Ltd	49,102
684,910		Gap, Inc	15,828
157,844		Hennes & Mauritz AB (B Shares)	10,255
226,401		Inditex S.A.	14,924
218,770	*	Kohl’s Corp	11,984
458,567		Limited Brands, Inc	11,290
11,876		Lotte Shopping Co Ltd	3,443
272,591		Nordstrom, Inc	11,135
134,516		Ross Stores, Inc	7,193
50,222	*	Urban Outfitters, Inc	1,910

		TOTAL APPAREL AND ACCESSORY STORES	153,031

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
65,000		Guess ?, Inc	3,054
11,015		Hermes International	1,530
71,017		Nike, Inc (Class B)	5,220
6,000	e	Onward Kashiyama Co Ltd	47

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,320		Polo Ralph Lauren Corp (Class A)	$708
1,126		Shimamura Co Ltd	100
83,916		VF Corp	6,725

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	17,384

AUTO REPAIR, SERVICES AND PARKING - 0.0%

42,250		Ryder System, Inc	1,638

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,638

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%

49,721		Advance Auto Parts	2,085
17,857	*,e	Autonation, Inc	323
9,015	*	Autozone, Inc	1,560
33,322		Canadian Tire Corp Ltd	1,819
32,770	*	Carmax, Inc	823
20,236	*	O’Reilly Automotive, Inc	844

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,454

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.3%

26,010	e	Fastenal Co	1,248
692,915		Home Depot, Inc	22,416
1,753,090		Kingfisher plc	5,704
408,202		Lowe’s Cos, Inc	9,895

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	39,263

BUSINESS SERVICES - 5.9%

96,256		Activision Blizzard, Inc	1,161
26,190		Adecco S.A.	1,487
366,182	*	Adobe Systems, Inc	12,952
39,102	*	Akamai Technologies, Inc	1,228
476,644	*,e	Alliance Data Systems Corp	30,500
460,655	*	Atos Origin S.A.	23,133
33,008	*	Autodesk, Inc	971
205,253		Automatic Data Processing, Inc	9,128
3,479,192	*	Autonomy Corp plc	96,248
358,700		Aveva Group plc	6,450
91,031	*	BMC Software, Inc	3,459
101,987		CA, Inc	2,394
10,095	*	Cerner Corp	859
416,923	*	CGI Group, Inc	6,240
39,779	*	Citrix Systems, Inc	1,888
87,941	*	Cognizant Technology Solutions Corp (Class A)	4,483
312,483	*	Computer Sciences Corp	17,027
39,748		Computershare Ltd	457
78,154		Ctrip.com International Ltd (ADR)	3,064
12,690	e	Dassault Systemes S.A.	751
27		Dena Co Ltd	200
15,255	e	Dentsu, Inc	401
5,540		DST Systems, Inc	230
643,584	*	eBay, Inc	17,345
33,361		Equifax, Inc	1,194
28,995		Expedia, Inc	724

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

182,573		Experian Group Ltd	$1,797
139,563		Fidelity National Information Services, Inc	3,271
31,382	*	Fiserv, Inc	1,593
1,900,406		Fujitsu Ltd	12,440
48,269	e	Gestevision Telecinco S.A.	758
154,155	*	Google, Inc (Class A)	87,407
270,398		Group 4 Securicor plc	1,073
2,445	e	Hakuhodo DY Holdings, Inc	129
7,502	*	IHS, Inc (Class A)	401
23,142	e	Indra Sistemas S.A.	474
50,000		Infosys Technologies Ltd	2,913
36,000	e	Infosys Technologies Ltd (ADR)	2,119
91,235	*	Interpublic Group of Cos, Inc	759
81,423	*	Intuit, Inc	2,796
36,257		Iron Mountain, Inc	993
187,562	*,e	JC Decaux S.A.	5,241
172,059	e	JSR Corp	3,594
103,721	*	Juniper Networks, Inc	3,182
9,273	e	Konami Corp	179
61,430	*,e	Longtop Financial Technologies Ltd (ADR)	1,979
42,478		Manpower, Inc	2,426
57,434		Mastercard, Inc (Class A)	14,588
164,162	*	McAfee, Inc	6,588
4,465,511		Microsoft Corp	130,706
283,800	e	Mitsubishi UFJ Lease & Finance Co Ltd	10,321
305	*,e	Mixi Inc	2,078
49,999	e	Moody’s Corp	1,487
1,110,328		NEC Corp	3,337
50,163	*	Neowiz Games Corp	1,561
70,177	*	Netease.com (ADR)	2,489
13,305	*	NHN Corp	2,117
10,610	e	Nomura Research Institute Ltd	242
240,000	*	Novell, Inc	1,438
124	e	NTT Data Corp	413
352,984	*	Nuance Communications, Inc	5,874
687	e	Obic Co Ltd	125
123,842		Omnicom Group, Inc	4,806
24,131	*	Open Text Corp	1,151
2,085,319		Oracle Corp	53,572
3,803	e	Oracle Corp Japan	176
1,587	e	Otsuka Corp	101
1,398,100	e	Playtech Ltd	11,457
19,780	e	Publicis Groupe S.A.	846
11,218	e	Rakuten, Inc	8,111
23,054	*	Randstad Holdings NV	1,096
27,739	*	Red Hat, Inc	812
41,175	e	Ritchie Bros Auctioneers, Inc	888
28,958		Robert Half International, Inc	881
261,105		Sage Group plc	947
32,211	*	Salesforce.com, Inc	2,398
745,821		SAP AG.	36,123
20,313		Secom Co Ltd	889

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

71,139		Securitas AB (B Shares)	$759
102,343		Seek Ltd	753
2,149	e	SGS S.A.	2,963
42,738	*	Sina Corp	1,611
5,024		Societe Des Autoroutes Paris-Rhin-Rhone	361
476,993	e	Softbank Corp	11,750
40,000	*	Sohu.com, Inc	2,184
75,000	e	Sotheby’s (Class A)	2,332
6,299	e	Square Enix Co Ltd	138
1,247,073	*	Symantec Corp	21,100
21,424	*	Synopsys, Inc	479
550,776	*,e	Temenos Group AG.	16,219
155,500	e	Tencent Holdings Ltd	3,120
24,863		Total System Services, Inc	389
10,151		Trend Micro, Inc	354
24,764	*,e	United Internet AG.	376
1,452	e	USS Co Ltd	99
28,023	*	VeriSign, Inc	729
336,909		Visa, Inc (Class A)	30,669
125,224	*	VMware, Inc (Class A)	6,674
1,537,505		WPP plc	15,935
16,772	e	Yahoo! Japan Corp	6,109
523,142	*	Yahoo!, Inc	8,648

		TOTAL BUSINESS SERVICES	820,867

CHEMICALS AND ALLIED PRODUCTS - 10.4%
712,325		Abbott Laboratories	37,525
21,431	*	Actelion Ltd	975
66,176		Agrium, Inc (Toronto)	4,680
41,095		Air Liquide	4,933
38,388		Air Products & Chemicals, Inc	2,839
197,000	e	Air Water, Inc	2,255
150,000		Alberto-Culver Co	3,923
780,870	*	Amgen, Inc	46,665
121,859	e	Asahi Kasei Corp	656
54,483	e	Astellas Pharma, Inc	1,973
599,406		AstraZeneca plc	26,733
94,208	e	AstraZeneca plc (ADR)	4,213
14,800		Avery Dennison Corp	539
84,224		Avon Products, Inc	2,853
717,132		BASF AG.	44,478
19,394	e	Beiersdorf AG.	1,160
101,865	*	Biogen Idec, Inc	5,843
61,901	e	Biovail Corp	1,035
2,615,000	*	Biovitrum AB	13,834
414,978		Bristol-Myers Squibb Co	11,080
179,238		Celanese Corp (Series A)	5,709
434,830	*	Celgene Corp	26,942
48,864	*	Cephalon, Inc	3,312
65,079		CF Industries Holdings, Inc	5,934
12,981	*	Charles River Laboratories International, Inc	510
10,467		Christian Dior S.A.	1,117

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,758		Chugai Pharmaceutical Co Ltd	$409
37,367		Church & Dwight Co, Inc	2,502
260,756		Cipla Ltd	1,965
75,123		Clorox Co	4,818
215,539		Colgate-Palmolive Co	18,377
310,970		CSL Ltd	10,396
205,000		Cytec Industries, Inc	9,582
27,630	e	Daicel Chemical Industries Ltd	190
65,379	e	Daiichi Sankyo Co Ltd	1,225
27,000	e	Dainippon Ink and Chemicals, Inc	58
15,563	e	Dainippon Sumitomo Pharma Co Ltd	143
34,026	*	Dendreon Corp	1,241
701,219		Dow Chemical Co	20,735
60,246		Dr Reddy’s Laboratories Ltd	1,711
25,465	e	DSM NV	1,136
328,731		Du Pont (E.I.) de Nemours & Co	12,242
37,581		Eastman Chemical Co	2,393
46,915		Ecolab, Inc	2,062
27,241	e	Eisai Co Ltd	972
78,082	*	Elan Corp plc	588
27,332	*	Elan Corp plc (ADR)	207
226,829		Eli Lilly & Co	8,216
1,075	e	Eramet	370
59,701		Estee Lauder Cos (Class A)	3,873
65,700	e	Fancl Corp	1,245
1,070,819		Ferro Corp	9,412
25,067		FMC Corp	1,518
571,735	*	Forest Laboratories, Inc	17,930
600,000	*	Genomma Lab Internacional S.A. de C.V.	2,085
92,330	*	Genzyme Corp	4,785
703,559	*	Gilead Sciences, Inc	31,998
1,585		Givaudan S.A.	1,390
1,434,385		GlaxoSmithKline plc	27,546
26,596	e	Grifols S.A.	397
12,593		H Lundbeck A/s	237
1		H.B. Fuller Co	0	^
28,685		Henkel KGaA	1,329
38,161	e	Henkel KGaA (Preference)	2,054
6,700	e	Hisamitsu Pharmaceutical Co, Inc	249
79,925	*	Hospira, Inc	4,528
33,937	*	Human Genome Sciences, Inc	1,025
1,692,397		Incitec Pivot Ltd	5,389
11,536		International Flavors & Fragrances, Inc	550
98,560		Ipsen	4,813
1,275,400		Johnson & Johnson	83,155
18,480		Kansai Paint Co Ltd	151
262,953		Kao Corp	6,666
133,000	*	King Pharmaceuticals, Inc	1,564
464,000		Kingboard Chemical Holdings Ltd	2,113
226,587		Kuraray Co Ltd	3,049
25,486		Kyowa Hakko Kogyo Co Ltd	263
170,600	e	Lanxess AG.	7,861

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,053		LG Household & Health Care Ltd	$2,688
124,816	*	Life Technologies Corp	6,524
32,794	e	Linde AG.	3,913
162,540	e	Lonza Group AG.	13,257
42,809		L’Oreal S.A.	4,502
45,597		Lubrizol Corp	4,182
83,963		Lupin Ltd	3,043
14,412	e	Mediceo Paltac Holdings Co Ltd	171
1,051,024		Merck & Co, Inc	39,256
11,068	e	Merck KGaA	897
116,850	e	Mitsubishi Chemical Holdings Corp	597
36,269	e	Mitsubishi Gas Chemical Co, Inc	218
626,876		Monsanto Co	44,771
49,094		Mosaic Co	2,983
912,188	*	Mylan Laboratories, Inc	20,716
179,455	e	Nissan Chemical Industries Ltd	2,511
2,358,584		Novartis AG.	127,390
83,000		Novartis AG. (ADR)	4,490
113,917	e	Novo Nordisk AS (Class B)	8,840
10,373	e	Novozymes AS (B Shares)	1,148
15,665	e	Nufarm Ltd	118
8,266		Ono Pharmaceutical Co Ltd	368
13,186	e	Orion Oyj (Class B)	292
39,911	*	Pactiv Corp	1,005
91,959		Perrigo Co	5,400
4,019,035		Pfizer, Inc	68,925
132,045		Potash Corp of Saskatchewan	15,768
108,961		PPG Industries, Inc	7,126
76,821		Praxair, Inc	6,376
994,764		Procter & Gamble Co	62,939
596,868		PTT Chemical PCL	1,754
566,496		Reckitt Benckiser Group plc	31,094
405,479		Roche Holding AG.	65,759
516,873		Sanofi-Aventis	38,529
7,456	e	Santen Pharmaceutical Co Ltd	224
19,100	e	Sawai Pharmaceutical Co Ltd	1,246
24,773		Sherwin-Williams Co	1,677
206,700		Shin-Etsu Chemical Co Ltd	12,005
29,073	e	Shionogi & Co Ltd	553
1,671,388		Shire Ltd	36,878
60,000		Shire plc (ADR)	3,958
197,485	e	Shiseido Co Ltd	4,288
1,466,654		Showa Denko KK	3,310
17,956		Sigma-Aldrich Corp	964
2,203,585	e	Sinochem Hong Kong Holding Ltd	1,317
100,708	*	Sinovac Biotech Ltd	595
12,478		Solvay S.A.	1,283
150,748		Sumitomo Chemical Co Ltd	737
40,134		Sun Pharmaceuticals Industries Ltd	1,602
113,362		Syngenta AG.	31,480
10,411		Taisho Pharmaceutical Co Ltd	189
666,000		Taiwan Fertilizer Co Ltd	2,129

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

488,897	e	Taiyo Nippon Sanso Corp	$4,780
244,048	e	Takeda Pharmaceutical Co Ltd	10,742
21,721	e	Tanabe Seiyaku Co Ltd	307
1,661,297		Teva Pharmaceutical Industries Ltd (ADR)	104,794
357,689	*,e	Theravance, Inc	4,764
601,500		Tokai Carbon Co Ltd	3,500
26,693	e	Tokuyama Corp	148
129,283	e	Toray Industries, Inc	755
51,647	e	Tosoh Corp	131
450,000		TSRC Corp	599
144,574	e	Tsumura & Co	4,199
97,012		UBE Industries Ltd	249
182,038		UCB S.A.	7,773
300,000	*,e	Vanda Pharmaceuticals, Inc	3,462
28,104	*	Vertex Pharmaceuticals, Inc	1,149
3,312	e	Wacker Chemie AG.	494
70,553	*	Warner Chilcott plc	1,803
240,803	*	Watson Pharmaceuticals, Inc	10,058
41,997	e	Yara International ASA	1,823

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,453,944

COAL MINING - 0.3%
35,127	*	Alpha Natural Resources, Inc	1,752
22,430		Arch Coal, Inc	513
821,443	e	Centennial Coal Co Ltd	3,211
6,167,847		China Coal Energy Co	9,628
52,549		Consol Energy, Inc	2,242
323,061	e,m	Gloucester Coal Ltd	2,668
1,400,239	e	MacArthur Coal Ltd	18,054
205,674		New World Resources NV	2,420
78,093		Peabody Energy Corp	3,569
461,173		Whitehaven Coal Ltd	2,171

		TOTAL COAL MINING	46,228

COMMERCIAL SERVICES AND SUPPLIES - 0.0%
10,497		Bureau Veritas S.A.	557

		TOTAL COMMERCIAL SERVICES AND SUPPLIES	557

COMMUNICATIONS - 4.1%
76,990		America Movil S.A. de C.V. (ADR) (Series L)	3,876
174,790	*	American Tower Corp (Class A)	7,448
29,422	*	AOL, Inc	744
2,646,355		AT&T, Inc	68,382
206,534	e	BCE, Inc	6,070
31,973		Belgacom S.A.	1,249
238,575		British Sky Broadcasting plc	2,179
12,791,819		BT Group plc	24,051
133,456	e	Cable & Wireless plc	112
540,356	*	Cable & Wireless Worldwide	754
184,296		Cablevision Systems Corp (Class A)	4,449
525,034		CBS Corp (Class B)	7,319
163,968		CenturyTel, Inc	5,814

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,356,681		Comcast Corp (Class A)	$25,533
122,905	e	Comcast Corp (Special Class A)	2,209
80,737	*	Crown Castle International Corp	3,087
1,806,280		Deutsche Telekom AG.	24,482
553,897	*	DIRECTV	18,727
298,534		DISH Network Corp (Class A)	6,215
29,075		Elisa Oyj (Series A)	600
21,182		Eutelsat Communications	753
568,356		France Telecom S.A.	13,599
2,264		Fuji Television Network, Inc	3,354
903,685		Hellenic Telecommunications Organization S.A.	11,217
10,434,000		Hutchison Telecommunications Hong Kong Holdings Ltd	1,801
95,013	*	IAC/InterActiveCorp	2,161
3,772	e	Iliad S.A.	389
70,719		Inmarsat plc	811
256	e	Jupiter Telecommunications Co	296
284		KDDI Corp	1,470
249,927	*,e	Level 3 Communications, Inc	405
23,170	*	Liberty Global, Inc (Class A)	676
13,786	*,e	Liberty Global, Inc (Series C)	398
2,324	*	Liberty Media Corp - Starz	127
80,080	*	Liberty Media Holding Corp (Interactive A)	1,226
12,541		M6-Metropole Television	324
1,000		Manitoba Telecom Services, Inc	31
149,561		Mediaset S.p.A.	1,285
168,951	*	MetroPCS Communications, Inc	1,196
6,080		Mobistar S.A.	374
73,328	*	NII Holdings, Inc (Class B)	3,055
488,630		Nippon Telegraph & Telephone Corp	20,593
5,716	e	NTT DoCoMo, Inc	8,706
173,749		PCCW Ltd	52
40,201		Philippine Long Distance Telephone Co (ADR)	2,142
124,335		Portugal Telecom SGPS S.A.	1,390
47,700	e	ProSiebenSat.1 Media AG.	805
1,439,500		PT Telekomunikasi Indonesia Tbk (Series B)	1,273
1,883,660		Qwest Communications International, Inc	9,833
199,185	e	Rogers Communications, Inc (Class B)	6,803
1,288,702	e	Royal KPN NV	20,417
32,405	*	SBA Communications Corp (Class A)	1,169
60,630	e	SES Global S.A.	1,531
147,229	*,e	Shaw Communications, Inc (B Shares)	2,915
3,646,508		Singapore Telecommunications Ltd	8,263
23,847	e	Societe Television Francaise 1	442
984,449	*	Sprint Nextel Corp	3,741
33,274		StarHub Ltd	54
5,063		Swisscom AG.	1,848
1,592,923		Taiwan Mobile Co Ltd	2,999
64,520		Tele2 AB (B Shares)	1,077
176,649		Telecom Corp of New Zealand Ltd	272
12,368,253		Telecom Italia RSP	13,949
1,920,254		Telecom Italia S.p.A.	2,765
80,000		Telefonica O2 Czech Republic A.S.	1,868

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,463,393		Telefonica S.A.	$34,668
66,952		Telekom Austria AG.	936
29,100		Telenet Group Holding NV	879
178,937	*,e	Telenor ASA	2,427
42,917		Telephone & Data Systems, Inc	1,453
14,177		Television Broadcasts Ltd	69
487,091	e	TeliaSonera AB	3,457
450,409		Telstra Corp Ltd	1,236
24,660		TELUS Corp	918
60,900		TELUS Corp, non-voting shares	2,179
170,383		Time Warner Cable, Inc	9,083
1,700		Tokyo Broadcasting System, Inc	26
1,711,487		Verizon Communications, Inc	53,090
252,520		Vivendi Universal S.A.	6,758
33,201,489		Vodafone Group plc	76,582
306,678		Vodafone Group plc (ADR)	7,143
63,684		Windstream Corp	694

		TOTAL COMMUNICATIONS	574,753

DEPOSITORY INSTITUTIONS - 10.8%
15,083		77 Bank Ltd	86
95,359	*	Alpha Bank S.A.	903
1,600,000		AMMB Holdings Berhad	2,452
147,992	*,m	Anglo Irish Bank Corp plc	43
2,212,848	e	Aozora Bank Ltd	3,124
1,278,941		Australia & New Zealand Banking Group Ltd	29,763
142,582	e	Banca Carige S.p.A.	389
1,746,760	*	Banca Intesa S.p.A.	6,506
194,814		Banca Intesa S.p.A. RSP	583
469,713	e	Banca Monte dei Paschi di Siena S.p.A.	695
81,542		Banca Popolare di Milano	506
127,146		Banche Popolari Unite Scpa	1,716
1,136,725	e	Banco Bilbao Vizcaya Argentaria S.A.	15,553
229,229	e	Banco Bradesco S.A. (ADR)	4,225
527,469		Banco Comercial Portugues S.A.	587
1,888,700		Banco de Oro Universal Bank	1,734
192,958	e	Banco de Sabadell S.A.	1,065
48,128	e	Banco de Valencia S.A.	307
224,954		Banco do Brasil S.A.	3,776
123,384		Banco Espirito Santo S.A.	667
130,000		Banco Itau Holding Financeira S.A.	2,851
135,956	*	Banco Popolare Scarl	946
180,882	e	Banco Popular Espanol S.A.	1,331
728,911		Banco Santander Brasil S.A. (ADR)	9,060
5,629,945		Banco Santander Central Hispano S.A.	74,824
551,500		Bangkok Bank PCL (ADR)	2,243
5,020,447		Bank of America Corp	89,616
4,242,000	e	Bank of China Ltd	2,262
131,618		Bank of East Asia Ltd	485
475,177		Bank of India	3,601
29,653		Bank of Kyoto Ltd	273
239,014		Bank of Montreal	14,508

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

245,131		Bank of New York Mellon Corp	$7,570
442,572		Bank of NOVA Scotia	22,171
55,609		Bank of Okinawa Ltd	2,266
628,805	e	Bank of Yokohama Ltd	3,080
62,240		Bankinter S.A.	518
5,585,036		Barclays plc	30,536
128,006		BB&T Corp	4,146
29,160	e	Bendigo Bank Ltd	268
595,608	e	BNP Paribas	45,741
456,448		BOC Hong Kong Holdings Ltd	1,089
167,358	e	Canadian Imperial Bank of Commerce/Canada	12,227
73,635	e	Chiba Bank Ltd	440
2,880,000		China Citic Bank	2,159
7,241,000		China Construction Bank	5,931
953,546	e	China Merchants Bank Co Ltd	2,579
2,212,459		Chinatrust Financial Holding Co	1,254
17,000	e	Chugoku Bank Ltd	229
12,063,188	*	Citigroup, Inc	48,856
24,549		Comerica, Inc	934
153,647	*,e	Commerzbank AG.	1,316
736,802		Commonwealth Bank of Australia	38,059
30,714		Credicorp Ltd (NY)	2,708
195,894	e	Credit Agricole S.A.	3,429
95,188	*	Danske Bank AS	2,342
1,870,628		DBS Group Holdings Ltd	19,121
126,962	e	Deutsche Bank AG.	9,780
18,703	*,e	Deutsche Postbank AG.	600
115,105	*,e	Dexia	687
199,545	*,e	DNB NOR Holding ASA	2,280
71,466	*	EFG Eurobank Ergasias S.A.	656
41,263		Erste Bank der Oesterreichischen Sparkassen AG.	1,733
210,931		Fifth Third Bancorp	2,867
77,230	*	First Horizon National Corp	1,085
2,136,513	*	Fortis	7,607
1,035,000		Fubon Financial Holding Co Ltd	1,258
3,178,365		Fuhwa Financial Holdings Co Ltd	1,907
39,167	e	Fukuoka Financial Group, Inc	166
19,774		Gunma Bank Ltd	109
21,842		Hachijuni Bank Ltd	124
79,093	e	Hang Seng Bank Ltd	1,102
5,416		HDFC Bank Ltd	233
29,744	e	Hiroshima Bank Ltd	126
63,481		Hokuhoku Financial Group, Inc	139
50,000		Home Capital Group, Inc	2,128
9,462,600		HSBC Holdings plc	95,922
395,216		Hudson City Bancorp, Inc	5,596
1,740,749		Huntington Bancshares, Inc	9,348
1,619		ICICI Bank Ltd	34
80,000		ICICI Bank Ltd (ADR)	3,416
2,271,000	e	Industrial & Commercial Bank of China	1,732
2,372,282	*	ING Groep NV	23,685
87,052		Investec plc	712

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,912	e	Iyo Bank Ltd	$113
29,624		Joyo Bank Ltd	132
2,079,659		JPMorgan Chase & Co	93,066
440,400		Julius Baer Group Ltd	15,976
154,771		Julius Baer Holding AG.	1,901
800,000		Kasikornbank PCL	2,388
1,007,331		Kasikornbank PCL (Foreign)	3,209
222,815		Keycorp	1,727
750,000		Korea Exchange Bank	8,949
12,513,103	*	Lloyds TSB Group plc	11,919
11,170	e	M&T Bank Corp	887
68,874		Marshall & Ilsley Corp	554
168,916		Mediobanca S.p.A.	1,815
4,005,300		Metropolitan Bank & Trust	4,432
7,716,454	e	Mitsubishi UFJ Financial Group, Inc	40,443
1,765,750	e	Mitsui Trust Holdings, Inc	6,629
6,766,398	e	Mizuho Financial Group, Inc	13,389
95,872	e	Mizuho Trust & Banking Co Ltd	96
1,534,720		National Australia Bank Ltd	38,757
68,033	e	National Bank of Canada	4,142
352,415		National Bank of Greece S.A.	7,092
182,413	*,e	Natixis	984
72,947	e	New York Community Bancorp, Inc	1,207
66,721		Nishi-Nippon City Bank Ltd	197
734,802	e	Nordea Bank AB	7,251
68,292		Northern Trust Corp	3,774
29,792	e	OKO Bank (Class A)	335
1,505,614		Oversea-Chinese Banking Corp	9,374
104,643		People’s United Financial, Inc	1,637
66,070		Piraeus Bank S.A.	577
145,527		PNC Financial Services Group, Inc	8,688
2,379,500		PT Bank Danamon Indonesia Tbk	1,360
21,260	e	Raiffeisen International Bank Holding AG.	1,011
1,076,249		Regions Financial Corp	8,449
24,900	e	Resona Holdings, Inc	315
658,752	e	Royal Bank of Canada (Toronto)	38,553
3,510,369	*	Royal Bank of Scotland Group plc	2,344
57,109	*	Royal Bank of Scotland Group plc (Euro)	39
16,700		Sapporo Hokuyo Holdings, Inc	76
38,700	e	Senshu Ikeda Holdings, Inc	70
31	e	SEVEN BANK Ltd	62
58,320	e	Shinsei Bank Ltd	70
30,727	e	Shizuoka Bank Ltd	268
900,800		Siam Commercial Bank PCL	2,563
327,783	*	Skandinaviska Enskilda Banken AB (Class A)	2,094
653,929		Societe Generale	41,128
461,488		Standard Chartered plc	12,588
178,263		Standard Chartered plc (Hong Kong)	4,794
25,000		State Bank of India Ltd	1,157
107,370		State Street Corp	4,847
1,182,279	e	Sumitomo Mitsui Financial Group, Inc	39,076
1,143,488		Sumitomo Trust & Banking Co Ltd	6,703

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

717,899		Suncorp-Metway Ltd	$5,626
154,386		SunTrust Banks, Inc	4,136
19,738	e	Suruga Bank Ltd	176
106,487		Svenska Handelsbanken (A Shares)	3,121
125,897		Swedbank AB (A Shares)	1,292
533,671	e	TCF Financial Corp	8,507
14,765		TFS Financial Corp	197
371,229	e	Toronto-Dominion Bank	27,669
3,087,720	*	UBS A.G. (Switzerland)	50,193
5,448,089	*	UniCredito Italiano S.p.A.	16,097
521,741		United Overseas Bank Ltd	7,168
1,727,375		US Bancorp	44,704
4,434,105		Wells Fargo & Co	137,990
545,080		Western Union Co	9,245
1,252,820		Westpac Banking Corp	32,006
17,626		Wing Hang Bank Ltd	161
22,666		Yamaguchi Financial Group, Inc	248

		TOTAL DEPOSITORY INSTITUTIONS	1,518,424

EATING AND DRINKING PLACES - 1.1%
2,170,007	e	Ajisen China Holdings Ltd	2,144
19,423	*,e	Autogrill S.p.A.	236
270,238	e	Brinker International, Inc	5,210
9,546,319		Compass Group plc	76,200
216,789		Darden Restaurants, Inc	9,656
1,475,000		Enterprise Inns plc	2,686
466,604		McDonald’s Corp	31,133
6,400	e	McDonald’s Holdings Co Japan Ltd	130
40,411		Onex Corp	1,149
2,100,000	*	Punch Taverns plc	2,549
14,778	e	Sodexho Alliance S.A.	883
240,516	*	Starbucks Corp	5,837
28,198	e	Tim Hortons, Inc	919
66,200		Tim Hortons, Inc	2,155
36,771		Whitbread plc	822
164,675		Yum! Brands, Inc	6,312

		TOTAL EATING AND DRINKING PLACES	148,021

EDUCATIONAL SERVICES - 0.1%
25,655	*	Apollo Group, Inc (Class A)	1,572
71,482	e	Benesse Corp	3,096
109,723		CAE, Inc	1,072
32,836		DeVry, Inc	2,141
9,502	*	ITT Educational Services, Inc	1,069

		TOTAL EDUCATIONAL SERVICES	8,950

ELECTRIC, GAS, AND SANITARY SERVICES - 3.3%
193,972		A2A S.p.A.	364
153,506	e	ACEA S.p.A.	1,558
303,454	*	AES Corp	3,338
48,453	e	AGL Energy Ltd	668
174,764		Allegheny Energy, Inc	4,020

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,932		Alliant Energy Corp	$729
44,338		Ameren Corp	1,156
139,305		American Electric Power Co, Inc	4,761
203,504		American Water Works Co, Inc	4,428
770	e	Aqua America, Inc	14
13,285,500	*	Beijing Enterprises Water Group Ltd	4,911
2,961		Bkw Fmb Energie AG	220
167,214	*	Calpine Corp	1,988
35,033		Canadian Utilities Ltd	1,694
1,054,109		Centerpoint Energy, Inc	15,137
8,200,499		Centrica plc	36,575
3,484,000	e	China Resources Gas Group Ltd	4,873
656,000		China Resources Power Holdings Co	1,404
70,366	e	Chubu Electric Power Co, Inc	1,759
27,092	e	Chugoku Electric Power Co, Inc	538
124,521		CLP Holdings Ltd	890
90,000		CMS Energy Corp	1,391
87,053	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	3,204
126,338		Companhia Paranaense de Energia	2,587
44,350		Consolidated Edison, Inc	1,975
324,345		Constellation Energy Group, Inc	11,388
144,967	e	Contact Energy Ltd	659
176,379		Dominion Resources, Inc	7,251
78,602		Drax Group plc	446
62,276		DTE Energy Co	2,778
2,156,181		DUET Group	3,542
292,754		Duke Energy Corp	4,778
24,700	*	Dynegy, Inc (Class A)	31
811,684	e	E.ON AG.	29,968
61,085		Edison International	2,087
44,602	*	EDP Renovaveis S.A.	348
123,093		El Paso Corp	1,334
12,939	e	Electric Power Development Co	426
91,459		Electricite de France	4,991
83,660		Eletropaulo Metropolitana de Sao Paulo S.A.	1,834
38,417		Enagas	842
155,075		Enbridge, Inc	7,396
1,429,272		Enel S.p.A.	7,992
57,628		Energen Corp	2,681
379,603		Energias de Portugal S.A.	1,509
98,493		Entergy Corp	8,012
301,574		Exelon Corp	13,212
59,001		FirstEnergy Corp	2,306
72,281		Fortis, Inc	2,056
1,193,597	e	Fortum Oyj	29,197
101,026		FPL Group, Inc	4,883
49,824	e	Gas Natural SDG S.A.	920
405,890		Gaz de France	15,679
1,186,800		Glow Energy PCL	1,413
17,582	e	Hokkaido Electric Power Co, Inc	337
18,175	e	Hokuriku Electric Power Co	400

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

214,515		Hong Kong & China Gas Ltd	$535
76,864		Hong Kong Electric Holdings Ltd	456
186,349		Iberdrola Renovables	774
788,763		Iberdrola S.A.	6,685
49,341	e	Integrys Energy Group, Inc	2,338
2,883,440		International Power plc	13,954
85,953	e	Kansai Electric Power Co, Inc	1,969
36,847	e	Kyushu Electric Power Co, Inc	802
67,207		MDU Resources Group, Inc	1,450
34,005	*	Mirant Corp	369
526,667		National Grid plc	5,127
88,931		NiSource, Inc	1,405
156,965		Northeast Utilities	4,339
400,367	*	NRG Energy, Inc	8,368
15,593		NSTAR	552
16,518	e	Oest Elektrizitatswirts AG. (Class A)	656
37,948		Oneok, Inc	1,732
189,846	e	Osaka Gas Co Ltd	680
64,766		Pepco Holdings, Inc	1,111
352,348		PG&E Corp	14,947
33,850		Pinnacle West Capital Corp	1,277
14,442,500		PNOC Energy Development Corp	1,598
55,300		PPL Corp	1,532
40,902		Progress Energy, Inc	1,610
21,043		Public Power Corp	369
525,920		Public Service Enterprise Group, Inc	15,525
134,014		Questar Corp	5,789
21,809		Red Electrica de Espana	1,170
17,700	*	Reliant Energy, Inc	65
501,759		Republic Services, Inc	14,561
83,687	e	RWE A.G.	7,415
4,545		RWE A.G. (Preference)	374
22,350		SCANA Corp	840
198,647		Scottish & Southern Energy plc	3,319
104,642		Sempra Energy	5,222
51,240		Severn Trent plc	929
17,400	e	Shikoku Electric Power Co, Inc	493
239,838		Snam Rete Gas S.p.A.	1,216
165,500		Southern Co	5,488
123,551		SP AusNet	103
20,172	*	Stericycle, Inc	1,099
43,745		Suez Environnement S.A.	1,007
50,000		Tata Power Co Ltd	1,530
218,089	e	Terna Rete Elettrica Nazionale S.p.A.	943
40,000		Toho Gas Co Ltd	218
41,641	e	Tohoku Electric Power Co, Inc	880
277,460		Tokyo Electric Power Co, Inc	7,396
224,838	e	Tokyo Gas Co Ltd	991
90,960	e	TransAlta Corp	2,012
149,156		United Utilities Group plc	1,265
68,004		Veolia Environnement	2,359
95,880	*	Waste Connections, Inc	3,256

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

197,555		Waste Management, Inc	$6,802
463,465		Williams Cos, Inc	10,706
34,736		Wisconsin Energy Corp	1,716
236,536		Xcel Energy, Inc	5,015
574,000		Xinao Gas Holdings Ltd	1,467
1,682,500	*	Yingde Gases	1,859

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	458,543

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.5%
26,590	*,e	A123 Systems, Inc	365
424,756		ABB Ltd	9,277
300,000	*	A-DATA Technology Co Ltd	852
84,126	*	Advanced Micro Devices, Inc	780
3,080,000		Advanced Semiconductor Engineering, Inc	2,813
492,250	*,e	Alcatel S.A.	1,556
43,510		Altera Corp	1,058
15,847		Ametek, Inc	657
70,223		Amphenol Corp (Class A)	2,963
121,078		Analog Devices, Inc	3,489
552,010	*	Apple Computer, Inc	129,685
6,985,692		Asustek Computer, Inc	12,164
132,766	*	Avnet, Inc	3,983
145,149		Broadcom Corp (Class A)	4,816
95,400		Canon Electronics, Inc	2,109
348,213	*	Celestica, Inc	3,806
319,650	*,e	Ciena Corp	4,871
3,704,324	*	Cisco Systems, Inc	96,424
2,515,000		Comba Telecom Systems Holdings Ltd	3,220
194,271		Cooper Industries plc	9,313
52,374	*	Cree, Inc	3,678
402,000	e	Dainippon Screen Manufacturing Co Ltd	1,879
473,744	*	Dell, Inc	7,111
47,695	*	Dolby Laboratories, Inc (Class A)	2,798
37,149		Eaton Corp	2,815
17,308	*	Elpida Memory, Inc	341
30,743	*	Energizer Holdings, Inc	1,929
32,442	*	EnerSys	800
627,976		Ericsson (LM) (B Shares)	6,618
547,804		Exide Industries Ltd	1,503
34,741	*,e	First Solar, Inc	4,261
242,354	*	Flextronics International Ltd	1,900
96,728	*,e	Foxconn International Holdings Ltd	102
58,822	e	Fuji Electric Holdings Co Ltd	160
41,085		Gamesa Corp Tecnologica S.A.	563
349,232	*	Gemalto NV	15,113
1,221,502		Geodesic Information Systems Ltd	3,047
39,000	e	GS Yuasa Corp	263
44,009		Harris Corp	2,090
2,079,082		Hewlett-Packard Co	110,503
2,851	e	Hirose Electric Co Ltd	329
10,152		Hitachi Chemical Co Ltd	219
108,800		Hitachi High-Technologies Corp	2,496

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,355,548	*,e	Hitachi Ltd	$27,458
2,120,544		Hon Hai Precision Industry Co, Ltd	9,181
299,617		Hoya Corp	8,233
128,472	*	Ibiden Co Ltd	4,425
885,524	*	Imagination Technologies Group PLC	3,257
225,227	*,e	Infineon Technologies AG.	1,563
3,314,050		Intel Corp	73,771
25,750	*	JDS Uniphase Corp	323
542,000		Kinsus Interconnect Technology Corp	1,420
204,390	e	Koninklijke Philips Electronics NV	6,554
14,812	e	Kyocera Corp	1,443
35,234		L-3 Communications Holdings, Inc	3,228
20,248	e	Legrand S.A.	640
32,763		Linear Technology Corp	927
130,837	*	LSI Logic Corp	801
2,916	e	Mabuchi Motor Co Ltd	168
493,620	*	Marvell Technology Group Ltd	10,060
1,013,455		Matsushita Electric Industrial Co Ltd	15,502
35,956	e	Matsushita Electric Works Ltd	454
190,731		Maxim Integrated Products, Inc	3,698
66,259	*	MEMC Electronic Materials, Inc	1,016
27,083	e	Microchip Technology, Inc	763
788,934	*	Micron Technology, Inc	8,197
16,233	e	Millicom International Cellular S.A.	1,452
31,716	e	Minebea Co Ltd	193
1,845,785		Mitsubishi Electric Corp	16,959
8,222	e	Mitsumi Electric Co Ltd	180
445,554	*	Motorola, Inc	3,128
145,229		Murata Manufacturing Co Ltd	8,249
39,816		National Semiconductor Corp	575
508,220	*	NetApp, Inc	16,548
13,988	e	NGK Spark Plug Co Ltd	190
92,506		Nidec Corp	9,915
900	e	Nissha Printing Co Ltd	35
134,677		Nitto Denko Corp	5,229
944,460		Nokia Oyj	14,708
290,259	*	Nvidia Corp	5,045
19,602	e	Omron Corp	455
90,000	*	Polycom, Inc	2,752
1,828,450		Powertech Technology, Inc	6,535
715,195		Qualcomm, Inc	30,031
1,811,162		Quanta Computer, Inc	3,513
77,027	*,e	Renewable Energy Corp AS	360
281,986	*	Research In Motion Ltd (Canada)	20,892
813,581	e	Ricoh Co Ltd	12,705
3,699	e	Rinnai Corp	194
9,624		Rohm Co Ltd	719
15,026		Samsung Electronics Co Ltd	10,863
84,418	*	SanDisk Corp	2,923
167,975	*,e	Sanyo Electric Co Ltd	270
52,232	*,e	SGL Carbon AG.	1,527
90,106	e	Sharp Corp	1,127

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

103,974	e	Shinko Electric Industries	$1,608
528,000		Silitech Technology Corp	1,929
760,137		Smiths Group plc	13,104
28,673,611		Solomon Systech International Ltd	2,844
540,402		Sony Corp	20,694
13,835	e	Stanley Electric Co Ltd	268
142,665		STMicroelectronics NV	1,420
11,576	*,e	Sumco Corp	246
13,164	*,e	Sunpower Corp (Class A)	249
3,600	*,e	Sunpower Corp (Class B)	60
2,539,204		Taiwan Semiconductor Manufacturing Co Ltd	4,917
195,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,046
84,354	*,e	TalkTalk Telecom Group plc	165
101,666	e	TDK Corp	6,764
392,107		Texas Instruments, Inc	9,595
7,200	*,e	Toyota Boshoku Corp	138
180,590		Tyco Electronics Ltd	4,963
10,884	e	Ushio, Inc	185
87,400	*	Vishay Intertechnology, Inc	894
12,431		Whirlpool Corp	1,085
67,533		Xilinx, Inc	1,722
9,141,000		Yageo Corp	3,569
21,384	e	Yaskawa Electric Corp	196

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	903,734

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
212,650		Accenture plc	8,921
118,400	e	Aeon Mall Co Ltd	2,496
30,027		Cap Gemini S.A.	1,479
100,902		Capita Group plc	1,158
26,607		Fluor Corp	1,237
12,932		Fugro NV	845
85,674		Groupe Aeroplan, Inc	898
203,442	*	Jacobs Engineering Group, Inc	9,194
353,142		JGC Corp	6,301
605,678		KBR, Inc	13,421
124,285	*	McDermott International, Inc	3,346
14,680	*	Myriad Genetics, Inc	353
42,400	e	NPC, Inc	907
54,772		Paychex, Inc	1,682
43,546		Petrofac Ltd	794
99,321	*	SAIC, Inc	1,758
10,719		Samsung Engineering Co Ltd	1,108
1,226,811		SembCorp Industries Ltd	3,622
374,967		Serco Group plc	3,420
729,000		Shandong Weigao Group Medical Polymer Co Ltd	3,042
74,802	*,e	Shaw Group, Inc	2,575
3,000,000		Shenzhen Expressway Co Ltd	1,576
63,620		SNC-Lavalin Group, Inc	3,108
12,246	*	URS Corp	608
242,535	e	WorleyParsons Ltd	5,664
153,625	*	WuXi PharmaTech Cayman, Inc (ADR)	2,392

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	81,905

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FABRICATED METAL PRODUCTS - 0.4%
840,655	e	Amcor Ltd	$4,929
17,350		Ball Corp	926
478,926	*	Crown Holdings, Inc	12,911
8,475		Geberit AG.	1,517
17,000	e	Hitachi Metals Ltd	179
217,068		Illinois Tool Works, Inc	10,280
24,408		JS Group Corp	497
30,068		Parker Hannifin Corp	1,947
270,825		Pentair, Inc	9,647
1,094,890		Rexam plc	4,867
8,509	e	Salzgitter AG.	790
38,619	e	Ssab Svenskt Stal AB (Series A)	694
16,649	e	Ssab Svenskt Stal AB (Series B)	270
40,142		Stanley Works	2,305
15,655	e	Toyo Seikan Kaisha Ltd	277

		TOTAL FABRICATED METAL PRODUCTS	52,036

FOOD AND KINDRED PRODUCTS - 4.8%
64,214		Ajinomoto Co, Inc	636
40,157	*	Anheuser-Busch InBev NV	0	^
87,786		Archer Daniels Midland Co	2,537
17,414		Aryzta AG.	763
400,597	e	Asahi Breweries Ltd	7,511
724,400		Asiatic Development BHD	1,543
58,400		Associated British Foods plc	867
561,000		Beijing Enterprises Holdings Ltd	3,898
19,419	e	Bunge Ltd	1,197
78		C&C Group plc	0	^
31,494		Campbell Soup Co	1,113
22,481	e	Carlsberg AS (Class B)	1,887
1,500,000		China Agri-Industries Holdings Ltd	2,071
38,725		Coca Cola Hellenic Bottling Co S.A.	1,044
321,526	e	Coca-Cola Amatil Ltd	3,319
897,549		Coca-Cola Co	49,365
165,544		Coca-Cola Enterprises, Inc	4,579
5,771		Coca-Cola West Japan Co Ltd	94
379,719		ConAgra Foods, Inc	9,520
73,830	*	Constellation Brands, Inc (Class A)	1,214
320,458		Corn Products International, Inc	11,107
133,577	e	CSR Ltd	203
610,000		Del Monte Foods Co	8,906
2,281,121		Diageo plc	38,285
1,656,235		Dr Pepper Snapple Group, Inc	58,250
363,976		General Mills, Inc	25,766
296,497		Golden Agri-Resources Ltd	123
234,891		Groupe Danone	14,150
424,525		H.J. Heinz Co	19,363
55,215	*	Hansen Natural Corp	2,395
391,777		Heineken NV	20,134

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

106,821		Hershey Co	$4,573
90,812		Hormel Foods Corp	3,815
1,065,694		InBev NV	53,682
6,537	e	Ito En Ltd	101
17,484		J.M. Smucker Co	1,054
31,448		Kaneka Corp	204
235,972		Kellogg Co	12,608
29,841		Kerry Group plc (Class A)	927
1,104,533		Kirin Brewery Co Ltd	16,292
1,349,346		Kraft Foods, Inc (Class A)	40,804
206		Lindt & Spruengli AG.	487
23		Lindt & Spruengli AG. (Reg)	623
51,321		McCormick & Co, Inc	1,969
180,870		Mead Johnson Nutrition Co	9,411
6,249	e	MEIJI Holdings Co Ltd	243
22,285		Molson Coors Brewing Co (Class B)	937
1,797,434	e	Nestle S.A.	92,053
15,944	e	Nippon Meat Packers, Inc	202
16,618	e	Nisshin Seifun Group, Inc	215
6,435	e	Nissin Food Products Co Ltd	216
60,298	e	Olam International Ltd	112
392,262		Parmalat S.p.A.	1,074
865,056		PepsiCo, Inc	57,232
42,021	e	Pernod-Ricard S.A.	3,568
4,533,884		Petra Foods Ltd	4,019
3,965,000		PT Indofood Sukses Makmur Tbk	1,645
143,074	*	Ralcorp Holdings, Inc	9,698
116,423		Reynolds American, Inc	6,285
233,053		SABMiller plc	6,833
25,795	e	Sapporo Holdings Ltd	135
60,790		Saputo, Inc	1,770
433,261		Sara Lee Corp	6,035
75,000	*	Smithfield Foods, Inc	1,556
113,879	e	Suedzucker AG.	2,513
78,704		Swire Pacific Ltd (Class A)	947
158,099	e	Toyo Suisan Kaisha Ltd	4,089
183,919		Tyson Foods, Inc (Class A)	3,522
742,161		Unilever plc	21,793
3,476,700		Universal Robina	1,923
616,000	e	Wilmar International Ltd	2,950
8,777	e	Yakult Honsha Co Ltd	237
11,553	e	Yamazaki Baking Co Ltd	143

		TOTAL FOOD AND KINDRED PRODUCTS	670,335

FOOD STORES - 0.8%
162,524		Alimentation Couche Tard, Inc	2,962
132,456		Carrefour S.A.	6,384
450,000		China Resources Enterprise	1,672
3,189		Colruyt S.A.	785
20,520		Delhaize Group	1,649
12,277		Empire Co Ltd	637
5,744	e	FamilyMart Co Ltd	183

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,445		George Weston Ltd	$1,481
117,554	e	Goodman Fielder Ltd	154
252,354		J Sainsbury plc	1,255
1,932,747		Jeronimo Martins SGPS S.A.	19,578
13,655	e	Kesko Oyj (B Shares)	537
248,976		Koninklijke Ahold NV	3,319
395,327		Kroger Co	8,563
6,190		Lawson, Inc	264
46,300		Loblaw Cos Ltd	1,710
291,069		Safeway, Inc	7,236
455,377		Supervalu, Inc	7,596
3,466,512	*	Taiwan TEA Corp	2,161
2,531,476		Tesco plc	16,728
4,985,000	e	Want Want China Holdings Ltd	3,538
69,700	*,e	Whole Foods Market, Inc	2,520
3,006,816		WM Morrison Supermarkets plc	13,392
130,892	e	Woolworths Ltd	3,363

		TOTAL FOOD STORES	107,667

FORESTRY - 0.1%
31,818		Rayonier, Inc	1,445
124,691		Weyerhaeuser Co	5,645

		TOTAL FORESTRY	7,090

FURNITURE AND FIXTURES - 0.1%
23,800	*	Kinetic Concepts, Inc	1,138
47,182		Leggett & Platt, Inc	1,021
712,587		Masco Corp	11,059

		TOTAL FURNITURE AND FIXTURES	13,218

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
36,913	*	Bed Bath & Beyond, Inc	1,615
76,304	*	GameStop Corp (Class A)	1,672
48,439	e	Harvey Norman Holdings Ltd	161
61,645		JB Hi-Fi Ltd	1,148
42,360		K’s Holdings Corp	1,040
56,023	e	Nitori Co Ltd	4,255
91,800		RadioShack Corp	2,077
93,369		Yamada Denki Co Ltd	6,891

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	18,859

GENERAL BUILDING CONTRACTORS - 0.2%
81,890	e	ACS Actividades Cons y Servicios S.A.	3,778
230,148		AMEC plc	2,791
148,826		Balfour Beatty plc	660
5,831	*	Berkeley Group Holdings plc	72
12,661		Cheung Kong Infrastructure Holdings Ltd	49
7,611		Daito Trust Construction Co Ltd	367
550,856		Daiwa House Industry Co Ltd	6,216
105,220		DR Horton, Inc	1,326
10,217	e	Eiffage S.A.	528
57,999	e	Fletcher Building Ltd	344

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,335	e	Hochtief AG.	$532
88,104	e	Kajima Corp	216
47,442	e	Lend Lease Corp Ltd	377
6,500	e	Leopalace21 Corp	34
60,000		MDC Holdings, Inc	2,077
7,500	*	NVR, Inc	5,449
62,957	e	Obayashi Corp	279
49,534	*	Pulte Homes, Inc	557
49,474	f	Puravankara Projects Ltd	113
18,893	e	Sacyr Vallehermoso S.A.	167
41,271		Sekisui Chemical Co Ltd	280
50,826		Sekisui House Ltd	508
56,452	e	Shimizu Corp	235
85,016		Skanska AB (B Shares)	1,545
25,381		Sobha Developers Ltd	156
104,136	e	Taisei Corp	229
19,870	*	Toll Brothers, Inc	413
90,468	e	Vinci S.A.	5,332

		TOTAL GENERAL BUILDING CONTRACTORS	34,630

GENERAL MERCHANDISE STORES - 1.3%
322,291	e	Aeon Co Ltd	3,658
3,386	*	BJ’s Wholesale Club, Inc	125
220,846		Costco Wholesale Corp	13,187
283,414	e	David Jones Ltd	1,235
156,400	e	Don Quijote Co Ltd	3,905
122,931		Family Dollar Stores, Inc	4,501
928,000	e	Golden Eagle Retail Group Ltd	1,855
22,000		Hyundai Department Store Co Ltd	2,012
34,338	e	Isetan Mitsukoshi Holdings Ltd	369
46,392	e	J Front Retailing Co Ltd	273
33,424		JC Penney Co, Inc	1,075
56,305	e	Keio Corp	380
158,914	e	Kintetsu Corp	495
27,000		Lifestyle International Holdings Ltd	49
760,676		Macy’s, Inc	16,559
748,863		Marks & Spencer Group plc	4,206
22,209	e	Marui Co Ltd	161
792,624		Myer Holdings Ltd	2,437
1,857,000		New World Department Store China Ltd	1,789
151,433		Next plc	4,973
57,398	e	Odakyu Electric Railway Co Ltd	478
4,128,000	*,e	PCD Stores Ltd	1,366
15,782	e	PPR	2,101
37,600	e	Ryohin Keikaku Co Ltd	1,587
6,878	*,e	Sears Holdings Corp	746
21,811		Shinsegae Co Ltd	10,313
186,950		SM Investments Corp	1,531
29,162	e	Takashimaya Co Ltd	240
439,836		Target Corp	23,134
291,367		TJX Companies, Inc	12,389
79,521	e	Tobu Railway Co Ltd	441

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

110,146	e	Tokyu Corp	$461
17,620		UNY Co Ltd	146
500,000		Wal-Mart de Mexico S.A. de C.V. (Series V)	2,553
1,013,345		Wal-Mart Stores, Inc	56,341

		TOTAL GENERAL MERCHANDISE STORES	177,071

HEALTH SERVICES - 0.7%
61,625		AmerisourceBergen Corp	1,782
3,492,000		Bangkok Dusit Medical Service PCL	2,754
2,553		BioMerieux	293
12,480	*,e	Covance, Inc	766
149,091	*	Coventry Health Care, Inc	3,686
138,381	*	DaVita, Inc	8,773
36,103	*	Edwards Lifesciences Corp	3,570
80,491	*	Express Scripts, Inc	8,191
358,200	*	Fleury S.A.	3,827
41,354		Fraser and Neave Ltd	142
43,235	e	Fresenius Medical Care AG.	2,439
590,000	*	Healthsouth Corp	11,033
695,000		Laboratorios Almirall S.A.	8,749
39,531	*	Laboratory Corp of America Holdings	2,993
90,535	*	Lincare Holdings, Inc	4,063
261,461		McKesson Corp	17,183
301,711	*	Medco Health Solutions, Inc	19,478
51,504	e	Mindray Medical International Ltd (ADR) (Class A)	1,876
17,396		Omnicare, Inc	492
16,237		Pharmaceutical Product Development, Inc	386
23,277		Quest Diagnostics, Inc	1,357
32,609	e	Sonic Healthcare Ltd	430

		TOTAL HEALTH SERVICES	104,263

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.4%
58,722	e	Abertis Infraestructuras S.A.	1,130
5,526		Acciona S.A.	613
84,349		Boskalis Westminster	3,232
47,782		Bouygues S.A.	2,402
181,000	e	Chiyoda Corp	1,797
8,704	e	Fomento de Construcciones y Contratas S.A.	319
38,575	*,e	Foster Wheeler AG.	1,047
1,045,778		Saipem S.p.A.	40,467
103,535		Transurban Group	480

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	51,487

HOLDING AND OTHER INVESTMENT OFFICES - 3.8%
207,137		3i Group plc	915
26,253		AMB Property Corp	715
464,942		Annaly Mortgage Management, Inc	7,988
6,255		Apartment Investment & Management Co (Class A)	115
52,085		ARC Energy Trust	1,051
1,592,473		Ascendas Real Estate Investment Trust	2,186
21,624		AvalonBay Communities, Inc	1,867
158,665	*	Berkshire Hathaway, Inc (Class B)	12,895

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

101,937		Boston Properties, Inc	$7,690
213,718		Brookfield Asset Management, Inc	5,439
16,600		Camden Property Trust	691
155,328	e	CFS Gandel Retail Trust	267
1,116,000	e	China Merchants Holdings International Co Ltd	4,111
181,183	e	CI Financial Corp	3,835
432,241	e	DB RREEF Trust	321
6,737		Developers Diversified Realty Corp	82
107,623		Duke Realty Corp	1,335
54,049		Equity Residential	2,116
5,874		Eurazeo	408
36,850		Federal Realty Investment Trust	2,683
4,746	e	Fonciere Des Regions	523
18,692		Genworth MI Canada Inc	505
5,494,140	e	GOME Electrical Appliances Holdings Ltd	1,847
767,532		GPT Group	405
17,283		Groupe Bruxelles Lambert S.A.	1,527
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
66,033	e	Groupe Eurotunnel S.A.	673
66,010		HCP, Inc	2,178
56,730		Health Care REIT, Inc	2,566
23,839		Heineken Holding NV	1,060
354,417		Host Marriott Corp	5,192
65,989	*,e	Immoeast AG.	362
641,581		Investimentos Itau S.A.	4,394
1,771,359	e	iShares MSCI Canada Index Fund	49,403
2,056,133	e	iShares MSCI EAFE Index Fund	115,143
2,898,308	e	iShares MSCI Japan Index Fund	30,258
21,000	e	iShares MSCI Pacific ex-Japan Index Fund	903
3,066	*,e	Jafco Co Ltd	81
2,584		Japan Prime Realty Investment Corp	5,752
46	e	Japan Real Estate Investment Corp	392
136	*,e	Japan Retail Fund Investment Corp	160
112,543		Kimco Realty Corp	1,760
283,500	e	KWG Property Holding Ltd	206
39,642		LG Corp	2,488
21,167	e	Liberty Property Trust	718
3,898	e	Macerich Co	149
221,498	e	Macquarie Infrastructure Group	228
139,249		Marfin Investment Group S.A	320
8,779		Nationale A Portefeuille	460
49		Nippon Building Fund, Inc	422
27		Nomura Real Estate Office Fund, Inc	152
43,000	e	NWS Holdings Ltd	86
63,833	e	Plum Creek Timber Co, Inc	2,484
199,197		Prologis	2,629
37,579		Public Storage, Inc	3,457
12,991	e	Ratos AB (B Shares)	431
3,431,000		Regal Real Estate Investment Trust	844
16,775		Regency Centers Corp	629
615,736	*	Resolution Ltd	766
48,160		RioCan Real Estate Investment Trust	876

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,665	e	SBI Holdings, Inc	$329
229,000		Shanghai Industrial Holdings Ltd	1,050
86,310		Shinhan Financial Group Co Ltd	3,391
184,590		Simon Property Group, Inc	15,487
2,900		SL Green Realty Corp	166
1,354,068		SPDR Trust Series 1	158,412
60,000		Starwood Property Trust, Inc	1,158
44,023	e	Taubman Centers, Inc	1,757
1,296,300	*	TM International BHD	1,530
23,054		Ventas, Inc	1,095
45,289		Virgin Media, Inc	782
72,604		Vornado Realty Trust	5,496
55,000	e	WABCO Holdings, Inc	1,646
2,718,573		Westfield Group	30,086
180,000		Westway Group, Inc	812
1,213,875		Wharf Holdings Ltd	6,840

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	529,176

HOTELS AND OTHER LODGING PLACES - 0.5%
291,507		Accor S.A.	16,127
4,276,000		Banyan Tree Holdings Ltd	2,277
75,000	*,e	Boyd Gaming Corp	741
241,134	e	Crown Ltd	1,810
52,039		Intercontinental Hotels Group plc	815
61,703	*,e	Las Vegas Sands Corp	1,305
72,831	e	Marriott International, Inc (Class A)	2,296
39,269	*,e	MGM Mirage	471
10,366,956		Minor International PCL	3,527
838,957	*	Orient-Express Hotels Ltd (Class A)	11,896
14,968,000	*,e	Sands China Ltd	23,789
2,216,977	e	Shangri-La Asia Ltd	4,352
26,252		Starwood Hotels & Resorts Worldwide, Inc	1,224
156,768		Thomas Cook Group plc	642
117,590	e	TUI Travel plc	538
46,965		United Overseas Land Ltd	131
1,196,800	*,e	Wynn Macau Ltd	1,726
10,787	*,e	Wynn Resorts Ltd	818

		TOTAL HOTELS AND OTHER LODGING PLACES	74,485

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.2%
191,237		3M Co	15,982
1,010,000		Acer, Inc	2,983
223,838	*	AGCO Corp	8,029
30,000	e	Aixtron AG.	1,079
73,374	e	Alfa Laval AB	1,080
42,946		Alstom RGPT	2,678
1,099,498	e	Amada Co Ltd	9,220
669,817		Applied Materials, Inc	9,029
8,858	e	ASM Pacific Technology	84
243,962	e	ASML Holding NV	8,719
144,368		Atlas Copco AB (A Shares)	2,239
85,290		Atlas Copco AB (B Shares)	1,195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

143,145		Brambles Ltd	$967
23,200	e	Brother Industries Ltd	280
655,297		Canon, Inc	30,351
23,533	e	Casio Computer Co Ltd	181
148,675		Caterpillar, Inc	9,344
28,342		Citizen Watch Co Ltd	194
1,800,000		Compal Electronics, Inc	2,355
47,121		Cummins, Inc	2,919
21,446	e	Daikin Industries Ltd	877
69,459		Deere & Co	4,130
59,800		Doosan Infracore Co Ltd	1,083
76,082		Dover Corp	3,557
9,398	*	Dril-Quip, Inc	572
50,187	*,e	Electrolux AB (Series B)	1,147
754,384	*	EMC Corp	13,609
225,971		Emerson Electric Co	11,375
89,343		Fanuc Ltd	9,480
750,000		Firich Enterprises Co Ltd	1,651
17,150		Flowserve Corp	1,891
36,965	*	FMC Technologies, Inc	2,389
343,245	e	FUJIFILM Holdings Corp	11,822
25,400		Gardner Denver, Inc	1,119
114,185	e	GEA Group AG.	2,646
5,135,638		General Electric Co	93,470
4,082,000	e	Harbin Power Equipment	3,370
10,522	e	Hitachi Construction Machinery Co Ltd	249
87,547	*	Husqvarna AB (B Shares)	637
57,220	e	Ingersoll-Rand plc	1,995
636,818		International Business Machines Corp	81,673
490,705		International Game Technology	9,054
1,137,716	e	Ishikawajima-Harima Heavy Industries Co Ltd	2,081
3,062	e	Itochu Techno-Science Corp	101
340,083		ITT Industries, Inc	18,232
451,428	e	Japan Steel Works Ltd	5,171
7,348		John Bean Technologies Corp	129
135,614		Johnson Controls, Inc	4,474
103,258		Joy Global, Inc	5,844
84,300	*,e	Keihin Corp	1,628
885,256	e	Komatsu Ltd	18,560
34,379	e	Kone Oyj (Class B)	1,421
1,253,342	e	Konica Minolta Holdings, Inc	14,626
55,432	e	Kubota Corp	505
80,000		Kumba Iron Ore Ltd	3,876
5,697	e	Kurita Water Industries Ltd	161
18,768	*	Lam Research Corp	700
7,286,000	e	Lenovo Group Ltd	5,030
150,600	*	Lexmark International, Inc (Class A)	5,434
1,300,000		Lite-On Technology Corp	1,725
40,024	*	Logitech International S.A.	659
10,868	*	Makita Corp	358
279,150	e	Mitsubishi Heavy Industries Ltd	1,156
130,582		Northrop Grumman Corp	8,562

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,068,948	*	NTN Corp	$4,825
23,374		Pall Corp	946
40,937		Pitney Bowes, Inc	1,001
170,246		Raytheon Co	9,724
60,000		Rheinmetall AG.	4,297
530,336	e	Sandvik AB	6,629
7,511		Schindler Holding AG.	661
3,724		Schindler Holding AG. (Reg)	324
441,205		Seagate Technology, Inc	8,056
7,073		Seiko Epson Corp	110
234,811	e	SKF AB (B Shares)	4,172
43,988	e	SMC Corp	5,971
16,467	e	Solarworld AG.	248
32,959		SPX Corp	2,186
55,821		Sumitomo Heavy Industries Ltd	336
79,973	*	Teradata Corp	2,310
234,917		Textron, Inc	4,987
206,981		Tokyo Electron Ltd	13,726
1,498,542	*	Toshiba Corp	7,742
20,462		Toyota Tsusho Corp	321
336,796	e	Tyco International Ltd	12,882
31,305	*	Varian Medical Systems, Inc	1,732
43,217	*	Vestas Wind Systems AS	2,348
1,284	e	Wacom Co Ltd	1,957
17,715	e	Wartsila Oyj (B Shares)	897
170,477	*	Western Digital Corp	6,647
968,566		Xerox Corp	9,444
22,510		Yokogawa Electric Corp	196
28,314		Zardoya Otis S.A.	491

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	582,303

INSTRUMENTS AND RELATED PRODUCTS - 1.6%
15,342	e	Advantest Corp	384
184,750	*	Agilent Technologies, Inc	6,354
2,577		Alcon, Inc	416
170,553		Allergan, Inc	11,141
31,659		Bard (C.R.), Inc	2,742
447,843		Baxter International, Inc	26,063
51,424		Beckman Coulter, Inc	3,229
94,064		Becton Dickinson & Co	7,406
385,774	*	Boston Scientific Corp	2,785
42,966	*	CareFusion Corp	1,136
40,604	e	Cochlear Ltd	2,714
4,880		Coloplast AS (Class B)	537
43,012	e	Compagnie Generale d’Optique Essilor International S.A.	2,746
153,232		Covidien plc	7,705
78,454		Danaher Corp	6,269
27,786		Dentsply International, Inc	968
82,477		Finmeccanica S.p.A.	1,101
22,035	*	Flir Systems, Inc	621
70,000	*	Fossil, Inc	2,642
17,221	e	Fresenius AG. (Preference)	1,300

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,921		Fresenius SE	$515
63,582	e	Garmin Ltd	2,447
107,660	e	Getinge AB (B Shares)	2,581
4,000,000	e	Hengdeli Holdings Ltd	1,705
530,733	*	Hologic, Inc	9,840
17,731	*,e	Illumina, Inc	690
6,603	*	Intuitive Surgical, Inc	2,299
126,640		Invensys plc	655
4,024		Keyence Corp	962
25,069		Kla-Tencor Corp	775
85,590		LG.Philips LCD Co Ltd	3,022
24,978	e	Luxottica Group S.p.A.	668
465,795		Medtronic, Inc	20,974
15,952	*	Millipore Corp	1,685
373,820	e	Nikon Corp	8,161
243,175	e	Nippon Electric Glass Co Ltd	3,426
26,031	e	Nobel Biocare Holding AG.	696
20,812	e	Olympus Corp	668
279,054		Opto Circuits India Ltd	1,351
230,000		PerkinElmer, Inc	5,497
9,501		Phonak Holding AG.	1,180
47,711	*,e	Qiagen NV	1,099
397,815	*	ResMed, Inc (ADR)	2,555
20,887		Rockwell Automation, Inc	1,177
86,243		Rockwell Collins, Inc	5,398
22,323		Roper Industries, Inc	1,291
42,225		Safran S.A.	1,101
104,924	*	Sensata Technologies Holding BV	1,884
25,982	e	Shimadzu Corp	208
188,344		Smith & Nephew plc	1,876
147,469	*	St. Jude Medical, Inc	6,054
1,518	e	Straumann Holding AG.	378
196,889		Stryker Corp	11,266
7,531		Swatch Group AG.	2,401
4,720		Swatch Group AG. Reg	281
12,741	e	Synthes, Inc	1,590
74,300	e	Sysmex Corp	4,355
107,876		Terumo Corp	5,746
254,463	*	Thermo Electron Corp	13,090
45,000	*,e	Veeco Instruments, Inc	1,958
33,086	*	Waters Corp	2,235
4,780	*	William Demant Holding	338
43,474	*	Zimmer Holdings, Inc	2,574

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	226,911

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
116,415		AON Corp	4,972
100,408		Hartford Financial Services Group, Inc	2,854
188,376		Marsh & McLennan Cos, Inc	4,600
391,472	e	Millea Holdings, Inc	11,025
594,260		QBE Insurance Group Ltd	11,359
142,540	*,e	Unipol Gruppo Finanziario S.p.A.	161

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

24,398	*	Verisk Analytics, Inc	$688
1,473		White Mountains Insurance Group Ltd	523
37,424	e	Willis Group Holdings plc	1,171

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	37,353

INSURANCE CARRIERS - 4.1%
521,276		ACE Ltd	27,263
1,785,649		Admiral Group plc	35,769
334,740	*	Aegon NV	2,292
85,538		Aetna, Inc	3,003
1,169,654		Aflac, Inc	63,502
51,871	e,m	Aioi Insurance Co Ltd	262
134,102		Allianz AG.	16,814
91,703		Allstate Corp	2,963
96,000		American Financial Group, Inc	2,731
17,839	*,e	American International Group, Inc	609
1,153,207	e	AMP Ltd	6,625
81,282	*	Arch Capital Group Ltd	6,198
263,157		Assicurazioni Generali S.p.A.	6,316
23,991		Assurant, Inc	825
589,015		Aviva plc	3,444
90,849		AXA Asia Pacific Holdings Ltd	527
356,058		AXA S.A.	7,921
521,373		Axis Capital Holdings Ltd	16,298
10,188		Baloise Holding AG.	903
1,307,000		China Life Insurance Co Ltd	6,262
313,800	*	China Pacific Insurance Group Co Ltd	1,390
57,020		Chubb Corp	2,956
105,313		Cigna Corp	3,852
26,705		Cincinnati Financial Corp	772
7,821		CNP Assurances	739
151,220	e	Corp Mapfre S.A.	555
965	*	Dai-ichi Mutual Life Insurance Co	1,445
58,680	e	Everest Re Group Ltd	4,749
8,228		Fairfax Financial Holdings Ltd	3,094
43,047		Fidelity National Title Group, Inc (Class A)	638
16,021		First American Corp	542
12,707	e	Fondiaria-Sai S.p.A.	191
125,161	*	Genworth Financial, Inc (Class A)	2,295
119,260	e	Great-West Lifeco, Inc	3,424
13,594	*,e	Hannover Rueckversicherung AG.	671
77,400	*	Health Net, Inc	1,925
112,736	*	Humana, Inc	5,273
34,479		Industrial Alliance Insurance and Financial Services, Inc	1,188
48,005		ING Canada, Inc	2,118
214,937	e	Insurance Australia Group Ltd	765
34,900	*	KBC Groep NV	1,690
28,192	*	Leucadia National Corp	699
103,710		Lincoln National Corp	3,184
61,364		Loews Corp	2,288
730,252		Manulife Financial Corp	14,409
48,049	e	Mediolanum S.p.A.	281

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

209,912		Metlife, Inc	$9,098
38,420	e	Mitsui Sumitomo Insurance Group Holdings, Inc	1,066
177,511	e	Muenchener Rueckver AG.	28,807
64,000	e,m	Nipponkoa Insurance Co Ltd	396
20,000	m	Nissay Dowa General Insurance Co Ltd	102
1,129,323	*	Old Mutual plc	2,099
68,763		Old Republic International Corp	872
227,209		PartnerRe Ltd	18,113
146,101		Power Corp Of Canada	4,410
103,787	e	Power Financial Corp	3,423
12,032	*	Primerica, Inc	180
543,240		Principal Financial Group	15,868
130,712		Progressive Corp	2,495
523,214		Prudential Financial, Inc	31,654
3,406,919		Prudential plc	28,306
449		Reinsurance Group of America, Inc (Class A)	24
239,159		RenaissanceRe Holdings Ltd	13,575
723,678		Royal & Sun Alliance Insurance Group plc	1,400
87,015		Sampo Oyj (A Shares)	2,308
34,724		SCOR	877
1,135,709	e,m	Sompo Japan Insurance, Inc	7,726
902	e	Sony Financial Holdings, Inc	2,962
482,613		Standard Life plc	1,467
236,429		Sun Life Financial, Inc	7,605
6,497		Swiss Life Holding	853
73,635		Swiss Reinsurance Co	3,624
24,498	e	T&D Holdings, Inc	580
3,086	*	Topdanmark AS	402
21,889		Torchmark Corp	1,171
24,087		Transatlantic Holdings, Inc	1,272
385,983		Travelers Cos, Inc	20,820
6,412		TrygVesta A.S.	423
850,661		UnitedHealth Group, Inc	27,791
83,929		UnumProvident Corp	2,079
63,201		Validus Holdings Ltd	1,740
21,171		W.R. Berkley Corp	552
46,800	*	WellCare Health Plans, Inc	1,395
454,888	*	WellPoint, Inc	29,286
9,015		Wiener Staedtische Allgemeine Versicherung AG.	476
547,071		XL Capital Ltd (Class A)	10,340
33,694		Zurich Financial Services AG.	8,638

		TOTAL INSURANCE CARRIERS	567,935

LEATHER AND LEATHER PRODUCTS - 0.2%
58,874		Adidas-Salomon AG.	3,149
386,231		Coach, Inc	15,264
102,514	e	LVMH Moet Hennessy Louis Vuitton S.A.	11,982
202,089	e	Yue Yuen Industrial Holdings	703

		TOTAL LEATHER AND LEATHER PRODUCTS	31,098

LEGAL SERVICES - 0.0%
292	*	FTI Consulting, Inc	11

		TOTAL LEGAL SERVICES	11

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
40,933		Brisa-Auto Estradas de Portugal S.A.	$347
84,028		ComfortDelgro Corp Ltd	94
42,262	e	Keihin Electric Express Railway Co Ltd	347
26,426		Keisei Electric Railway Co Ltd	161

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	949

LUMBER AND WOOD PRODUCTS - 0.0%
100,869	*	Sino-Forest Corp	1,976

		TOTAL LUMBER AND WOOD PRODUCTS	1,976

METAL MINING - 3.3%
66,037	e	Agnico-Eagle Mines Ltd	3,689
103,426		Alumina Ltd	164
1,634,262	*	Anglo American plc	71,275
154,717		Antofagasta plc	2,442
393,347		Barrick Gold Corp	15,081
433,964		Barrick Gold Corp (Canada)	16,651
1,890,694		BHP Billiton Ltd	75,627
609,758		BHP Billiton plc	20,912
162,908	e	Cameco Corp	4,461
92,330		Cleveland-Cliffs, Inc	6,551
333,570		Companhia Vale do Rio Doce (ADR)	10,738
211,623	*	Eldorado Gold Corp	2,569
2,889	e	Energy Resources of Australia Ltd	50
42,654		Eurasian Natural Resources Corp	772
33,286		First Quantum Minerals Ltd	2,739
47,769		Franco-Nevada Corp	1,282
243,011		Freeport-McMoRan Copper & Gold, Inc (Class B)	20,301
28,714		Fresnillo plc	370
304,429		Goldcorp, Inc	11,375
145,011		IAMGOLD Corp	1,927
21,189		Inmet Mining Corp	1,231
105,502	*	Ivanhoe Mines Ltd	1,844
34,521	*	Kazakhmys plc	800
161,936	e	Kingsgate Consolidated Ltd	1,265
288,884		Kinross Gold Corp	4,941
2,100		Korea Zinc Co Ltd	375
27,757	*	Lonmin plc	858
1	*	MMC Norilsk Nickel (ADR)	0	^
412,400	*	MMX Mineracao e Metalicos S.A.	3,138
347,215		Newcrest Mining Ltd	10,457
105,517		Newmont Mining Corp	5,374
98,536	e	Orica Ltd	2,422
1,959,742	*,e	Oxiana Ltd	2,059
62,233	*,e	Paladin Resources Ltd	226
41,693		PAN American Silver Corp	960
7,689,911	*,e	Pan Australian Resources Ltd	3,669
3,907,000		PT International Nickel Indonesia Tbk	2,029
19,100		Randgold Resources Ltd	1,454

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

440,187	e	Rio Tinto Ltd	$31,669
1,479,288		Rio Tinto plc	87,659
124,662		Sherritt International Corp	989
135,643	*	Silver Wheaton Corp	2,130
2,069,000	e	Straits Asia Resources Ltd	3,195
991	e	Sumitomo Titanium Corp	41
207,432	*	Teck Cominco Ltd	9,037
20,935	e	Vedanta Resources plc	882
321,086	*	Xstrata plc	6,083
305,482	e	Yamana Gold, Inc	3,023

		TOTAL METAL MINING	456,786

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.4%
589,000		Citic Pacific Ltd	1,408
718,084		Compagnie Financiere Richemont S.A.	27,807
614,060	*	Futuris Corp Ltd	721
330,941		Hasbro, Inc	12,668
283,293		Jarden Corp	9,431
179,454		Mattel, Inc	4,081
21,273	e	Namco Bandai Holdings, Inc	207
5,190	e	Sankyo Co Ltd	257
5,946		Societe BIC S.A.	455
15,788	e	Yamaha Corp	204

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	57,239

MISCELLANEOUS RETAIL - 1.0%
139,417	*	Amazon.com, Inc	18,923
154,817		Best Buy Co, Inc	6,586
983,279		CVS Corp	35,949
44,905	*	Dollar Tree, Inc	2,659
1,840,000		Game Group PLC	2,743
104,040	*	GSI Commerce, Inc	2,879
750,569		Home Retail Group	3,087
2,376,710		Hutchison Whampoa Ltd	17,387
290,000	*	Hypermarcas S.A.	3,547
23,975	e	Metro AG.	1,422
10,400	*	Office Depot, Inc	83
456,378		Origin Energy Ltd	6,931
61,897		Petsmart, Inc	1,978
11,060	*	Priceline.com, Inc	2,820
2,666,000		SA SA International Holdings Ltd	2,081
70,681		Seven & I Holdings Co Ltd	1,708
86,827	e	Shoppers Drug Mart Corp	3,731
437,210		Staples, Inc	10,226
18,024		Tiffany & Co	856
32,818	*,e	Vitamin Shoppe, Inc	737
191,357		Walgreen Co	7,097

		TOTAL MISCELLANEOUS RETAIL	133,430

MOTION PICTURES - 0.5%
2,283		Astral Media, Inc	80
232,282	*	Discovery Communications, Inc (Class A)	7,849

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,653	*	Discovery Communications, Inc (Class C)	$578
105,000	*	DreamWorks Animation SKG, Inc (Class A)	4,136
297,390	e	News Corp (ADR)	5,049
613,726		News Corp (Class A)	8,844
62,054	e	News Corp (Class B)	1,056
128,172		Scripps Networks Interactive (Class A)	5,684
738,872		Time Warner, Inc	23,104
11,475	e	Toho Co Ltd	185
574,752	*	Viacom, Inc (Class B)	19,760

		TOTAL MOTION PICTURES	76,325

NONDEPOSITORY INSTITUTIONS - 1.3%
4,082	e	Acom Co Ltd	67
287,903		Aeon Credit Service Co Ltd	3,418
603,938		American Express Co	24,918
121,149		Bank of Cyprus Public Co Ltd	766
200,700		Capital One Financial Corp	8,311
7,460	*,e,m	Cattles plc	1
1,927,164	e	Challenger Financial Services Group Ltd	7,428
2,754,378		Chimera Investment Corp	10,715
16,783	e	Credit Saison Co Ltd	260
176,461		Criteria Caixacorp S.A.	874
295,765		Discover Financial Services	4,407
32,700	*,e	Federal Home Loan Mortgage Corp	42
205,500	*,e	Federal National Mortgage Association	216
96,958		Investor AB (B Shares)	1,860
230,300	e	Japan Securities Finance Co Ltd	1,692
72,000		Jardine Matheson Holdings Ltd	2,398
14,906		KB Financial Group, Inc	719
54,246		Lender Processing Services, Inc	2,048
222,249	e	ORIX Corp	19,707
1,122		Osaka Securities Exchange Co Ltd	5,869
3,350	e	Promise Co Ltd	31
27,130		Samsung Card Co	1,230
732,586		Siemens AG.	73,369
117,019	*	SLM Corp	1,465
923,700		Tisco Financial Group PCL (ADR)	771
600,000		Tullett Prebon plc	3,184

		TOTAL NONDEPOSITORY INSTITUTIONS	175,766

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
748,046	e	Adelaide Brighton Ltd	1,771
1,000,000		Grupo Mexico S.A. de C.V. (Series B)	2,678
7,032	e	Imerys S.A.	433
58,150		K+S AG.	3,530
18,000		Vulcan Materials Co	850

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	9,262

OIL AND GAS EXTRACTION - 4.4%
293,498		Anadarko Petroleum Corp	21,375
253,339		Apache Corp	25,714
52,862	*,e	Arrow Energy NL	244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

375,029		Baker Hughes, Inc	$17,566
2,411,389		BG Group plc	41,734
57,506		BJ Services Co	1,231
158,460		Cabot Oil & Gas Corp	5,831
1,426,767	*	Cairn Energy plc	9,029
83,972	*	Cameron International Corp	3,599
269,459		Canadian Natural Resources Ltd (Canada)	19,943
100,277		Canadian Oil Sands Trust	3,006
407,428		Cenovus Energy, Inc	10,643
113,860		Chesapeake Energy Corp	2,692
1,890,000	e	China Oilfield Services Ltd	2,775
35,134		Cimarex Energy Co	2,086
2,004,000		CNOOC Ltd	3,299
489,930	*	Cobalt International Energy, Inc	6,663
30,898	*	Compagnie Generale de Geophysique S.A.	877
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
136,399	*	Concho Resources, Inc	6,869
62,335	*,m	Crescent Point Energy Corp	2,392
253,253	e	Crescent Point Energy Corp	9,717
253,639	*	Crude Carriers Corp	4,319
514,835	*	Denbury Resources, Inc	8,685
120,591		Devon Energy Corp	7,770
13,560	e	Diamond Offshore Drilling, Inc	1,204
403,257		EnCana Corp	12,547
73,221		Enerplus Resources Fund	1,735
32,804		Ensco International plc (ADR)	1,469
56,337		Ensign Energy Services, Inc	815
152,525		EOG Resources, Inc	14,176
24,387		Equitable Resources, Inc	1,000
3,000	*	Exterran Holdings, Inc	73
590,252		Halliburton Co	17,784
23,785		Helmerich & Payne, Inc	906
107,213		Husky Energy, Inc	3,075
1,947		Idemitsu Kosan Co Ltd	147
75		Inpex Holdings, Inc	550
2,900		Japan Petroleum Exploration Co	147
49,113	*,e	Lundin Petroleum AB	416
222,531	*	Nabors Industries Ltd	4,368
243,578		National Oilwell Varco, Inc	9,884
92,653	*	Newfield Exploration Co	4,823
319,529		Nexen, Inc	7,906
18,914	e	Niko Resources Ltd	2,017
101,730		Noble Corp	4,254
134,421		Noble Energy, Inc	9,813
833,452		Occidental Petroleum Corp	70,460
62,846		Patterson-UTI Energy, Inc	878
175,766		Penn West Energy Trust	3,722
28,200		PetroBakken Energy Ltd	736
32,417	*	Petrobank Energy & Resources Ltd	1,775
53,051	*	PetroHawk Energy Corp	1,076
516,198		Petroleo Brasileiro S.A. (ADR)	22,966
29,217		Pioneer Natural Resources Co	1,646

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,359	*	Plains Exploration & Production Co	$581
363,340	*	Pride International, Inc	10,940
66,659	e	ProEx Energy Ltd	772
111,329		Provident Energy Trust	864
196,037		Range Resources Corp	9,188
22,873	*	Rowan Cos, Inc	666
434,778		Santos Ltd	5,849
38,160		SBM Offshore NV	764
649,474		Schlumberger Ltd	41,216
58,096	e	SeaDrill Ltd	1,354
611	*	Seahawk Drilling, Inc	12
466,262		Smith International, Inc	19,965
102,601	*	Southwestern Energy Co	4,178
429,560		Talisman Energy, Inc	7,346
66,446		Technip S.A.	5,403
40,567		Tidewater, Inc	1,918
90,700	*	Transocean Ltd	7,835
54,174		Trican Well Service Ltd	701
2,629,723		Tullow Oil plc	49,883
29,174	*	Ultra Petroleum Corp	1,360
16,396		Vermilion Energy Trust	571
440,777	*	Weatherford International Ltd	6,991
60,950		Woodside Petroleum Ltd	2,623
354,504		XTO Energy, Inc	16,725

		TOTAL OIL AND GAS EXTRACTION	618,132

PAPER AND ALLIED PRODUCTS - 0.2%
14	*	Domtar Corporation	1
13,840		Exor S.p.A.	240
10,470	e	Holmen AB (B Shares)	282
203,033		International Paper Co	4,997
187,970		Kimberly-Clark Corp	11,821
28,800		Kinnevik Investment AB (Series B)	530
42,982		MeadWestvaco Corp	1,098
25,618	e	Metso Oyj	827
9,000	e	Nippon Paper Group, Inc	232
80,563	e	OJI Paper Co Ltd	353
118,300	*	Smurfit Kappa Group plc	986
36,000		Sonoco Products Co	1,108
126,813	e	Stora Enso Oyj (R Shares)	966
122,164		Svenska Cellulosa AB (B Shares)	1,722
60,641	e	Uni-Charm Corp	5,857
110,739	e	UPM-Kymmene Oyj	1,470

		TOTAL PAPER AND ALLIED PRODUCTS	32,490

PERSONAL SERVICES - 0.0%
20,187		Cintas Corp	567
118,337		H&R Block, Inc	2,106
494,538		Kuala Lumpur Kepong BHD	2,529

		TOTAL PERSONAL SERVICES	5,202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PETROLEUM AND COAL PRODUCTS - 3.9%
7,390,093		BP plc	$69,911
175,800		BP plc (ADR)	10,033
199,198	e	Caltex Australia Ltd	2,067
1,122,731		Chevron Corp	85,138
438,444		ConocoPhillips	22,435
59,343	e	Cosmo Oil Co Ltd	143
1,083,401		ENI S.p.A.	25,417
1,848,755		Exxon Mobil Corp	123,831
39,800		Frontier Oil Corp	537
34,448	e	Galp Energia SGPS S.A.	598
18,634		Hellenic Petroleum S.A.	213
190,931		Hess Corp	11,943
125,207		Imperial Oil Ltd	4,836
155,888		Marathon Oil Corp	4,932
52,216		Murphy Oil Corp	2,934
27,245	e	Neste Oil Oyj	475
80,820	m	Nippon Mining Holdings, Inc	371
30,981		OMV AG.	1,162
155,781		Repsol YPF S.A.	3,688
1,232,657		Royal Dutch Shell plc (A Shares)	35,728
1,173,071		Royal Dutch Shell plc (B Shares)	32,318
13,407	e	Saras S.p.A.	37
18,473	e	Showa Shell Sekiyu KK	125
401,075	e	Statoil ASA	9,286
664,040		Suncor Energy, Inc	21,595
80,737		Suncor Energy, Inc (NY)	2,627
16,689		Sunoco, Inc	496
25,626	e	TonenGeneral Sekiyu KK	216
833,848		Total S.A.	48,406
106,486		Valero Energy Corp	2,098
185,030		Walter Industries, Inc	17,073

		TOTAL PETROLEUM AND COAL PRODUCTS	540,669

PIPELINES, EXCEPT NATURAL GAS - 0.1%
11,277	*	Kinder Morgan Management LLC	661
213,089		Spectra Energy Corp	4,801
294,184	e	TransCanada Corp	10,781

		TOTAL PIPELINES, EXCEPT NATURAL GAS	16,243

PRIMARY METAL INDUSTRIES - 1.0%
30,796	e	Acerinox S.A.	606
5,600		AK Steel Holding Corp	128
177,561		Alcoa, Inc	2,528
17,383		Allegheny Technologies, Inc	939
179,821	*,e	ArcelorMittal	7,891
66,985	e	BlueScope Steel Ltd	179
27,698	e	Daido Steel Co Ltd	116
134,318	e	Dowa Holdings Co Ltd	809
1,199,458	e	Furukawa Electric Co Ltd	6,235
65,619		Gerdau Ameristeel Corp	517
27,125		Hyundai Steel Co	2,059
257,104	e	JFE Holdings, Inc	10,354

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

35,626		Johnson Matthey plc	$944
240,723		Kobe Steel Ltd	518
3,270,000	e	Maanshan Iron & Steel	1,895
2,496		Maruichi Steel Tube Ltd	51
102,186	e	Mitsubishi Materials Corp	294
58,239	e	Mitsui Mining & Smelting Co Ltd	174
298,884	e	Nippon Steel Corp	1,173
138,566	*,e	Norsk Hydro ASA	1,056
60,148		Nucor Corp	2,730
48,707		OneSteel Ltd	174
26,333	e	Outokumpu Oyj	578
4,000		POSCO	1,867
187,122		Precision Castparts Corp	23,710
31,400		Reliance Steel & Aluminum Co	1,546
6,600		Schnitzer Steel Industries, Inc (Class A)	347
837,071	e	Straits Resources Ltd	1,106
73,556		Sumitomo Electric Industries Ltd	902
3,126,314	e	Sumitomo Metal Industries Ltd	9,464
47,464		Sumitomo Metal Mining Co Ltd	706
268,298	e	Tenaris S.A.	5,791
22,300	*,e	Titanium Metals Corp	370
88,440	e	Tokyo Steel Manufacturing Co Ltd	1,108
23,882		Umicore	834
45,254	e	United States Steel Corp	2,875
109,687		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,757
171,421		Vallourec	34,567
30,275		Voestalpine AG.	1,225
4,200	e	Yamato Kogyo Co Ltd	139

		TOTAL PRIMARY METAL INDUSTRIES	132,262

PRINTING AND PUBLISHING - 0.5%
54,138	e	Dai Nippon Printing Co Ltd	731
40,891		Dun & Bradstreet Corp	3,043
125,000		Gannett Co, Inc	2,065
188,369	e	John Fairfax Holdings Ltd	311
19,181	e	Lagardere S.C.A.	776
134,970		McGraw-Hill Cos, Inc	4,812
162,930	e	Orkla ASA	1,441
18,957	e	PagesJaunes Groupe S.A.	218
2,333,165		Pearson plc	36,681
61,709		R.R. Donnelley & Sons Co	1,317
158,432	e	Reed Elsevier NV	1,925
200,322		Reed Elsevier plc	1,597
15,610	e	Sanoma-WSOY Oyj	346
107,344		Singapore Press Holdings Ltd	293
154,891	e	Thomson Corp	5,638
53,540	e	Toppan Printing Co Ltd	483
827		Washington Post Co (Class B)	367
264		West Australian Newspapers Holdings Ltd	2
58,229		Wolters Kluwer NV	1,263
110,208		Yellow Pages Income Fund	667

		TOTAL PRINTING AND PUBLISHING	63,976

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

RAILROAD TRANSPORTATION - 0.6%
2,127,050	*,e	Asciano Group	$3,699
203,236		Canadian National Railway Co	12,334
69,857		Canadian Pacific Railway Ltd	3,937
146		Central Japan Railway Co	1,112
305,003		CSX Corp	15,525
15,052	e	East Japan Railway Co	1,047
372,776		Firstgroup plc	2,031
3,364,000	e	Guangshen Railway Co Ltd	1,347
103,720	e	Hankyu Hanshin Holdings, Inc	480
63,000	*	Kansas City Southern Industries, Inc	2,279
90,813	e	MTR Corp	344
131,825		Norfolk Southern Corp	7,368
375,191		Union Pacific Corp	27,501
165		West Japan Railway Co	568

		TOTAL RAILROAD TRANSPORTATION	79,572

REAL ESTATE - 0.7%
9,580,701		Ayala Land, Inc	2,756
10,195,901	m	Ayala Land, Inc (Preference)	23
885,901		British Land Co plc	6,468
119,852	e	Brookfield Properties Corp	1,847
2,067,994		CapitaLand Ltd	5,869
356,516		CapitaMall Trust	451
10,200	*	CB Richard Ellis Group, Inc (Class A)	162
98,696		Cheung Kong Holdings Ltd	1,271
428,000		China Aoyuan Property Group Ltd	74
114,669	*,e	China Real Estate Information Corp (ADR)	1,149
998,000	e	China Resources Land Ltd	2,170
69,304		Chinese Estates Holdings Ltd	116
44,495		City Developments Ltd	337
10,905		Corio NV	728
20,265,600		Erawan Group PCL	1,492
3,000	*,e	Forest City Enterprises, Inc (Class A)	43
3,867		Gecina S.A.	428
168,384	*,e	Genting International plc	107
79,000	*	Glorious Property Holdings Ltd	33
151,418		Hammerson plc	904
72,000		Hang Lung Group Ltd	382
1,201,793		Hang Lung Properties Ltd	4,845
244,273		Henderson Land Development Co Ltd	1,721
29,717		Hopewell Holdings	88
58,452		Hysan Development Co Ltd	169
4,261		ICADE	474
3,913,200		IGB Corp BHD	2,267
4,128	*,e	Kenedix, Inc	1,210
149,000	e	Keppel Land Ltd	391
2,546,700		KLCC Property Holdings BHD	2,615
18,850		Klepierre	740
10,643,200		Land and Houses PCL	1,991
164,904		Land Securities Group plc	1,697

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

13,279	e	Leighton Holdings Ltd	$475
108,552		Liberty International plc	829
495,450		Link Real Estate Investment Trust	1,221
498,383		Macquarie Goodman Group	300
34,351,500	*	Metro Pacific Investments Corp	2,356
247,974	e	Mirvac Group	336
650,705		Mitsubishi Estate Co Ltd	10,648
466,863		Mitsui Fudosan Co Ltd	7,925
87,000	*	Mongolia Energy Co ltd	40
2,179,589		New World Development Ltd	4,267
9,374	e	Nomura Real Estate Holdings, Inc	145
121	e	NTT Urban Development Corp	102
1,239,000		Preuksa Real Estate PCL	671
4,832,000		Renhe Commercial Holdings Co Ltd	1,120
4,421,900		Robinsons Land Corp	1,419
156,274		Segro plc	758
924,000		Shanghai Real Estate Ltd	92
150,299		Sino Land Co	295
8,432,000		SM Prime Holdings	1,829
1,681,300		SP Setia BHD	2,154
594,992		Stockland Trust Group	2,179
61,256	e	Sumitomo Realty & Development Co Ltd	1,166
770,448		Sun Hung Kai Properties Ltd	11,589
27,572		Tokyo Tatemono Co Ltd	99
47,862	e	Tokyu Land Corp	183
18,545		Unibail	3,757
3,450,782	*	Unitech Corporate Parks plc	1,715
82,000		Wheelock & Co Ltd	242
12,916		YNH Property BHD	6

		TOTAL REAL ESTATE	102,936

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.5%
161,200	e	Asics Corp	1,576
380,857		Bayer AG.	25,760
345,404		Bridgestone Corp	5,897
673,000		Cheng Shin Rubber Industry Co Ltd	1,433
104,700		Cooper Tire & Rubber Co	1,991
46,676	e	Denki Kagaku Kogyo KK	201
98,520	*	Goodyear Tire & Rubber Co	1,245
67,200		Hankook Tire Co Ltd	1,274
37,378		Michelin (C.G.D.E.) (Class B)	2,754
63,282		Mitsui Chemicals, Inc	192
640,463		Newell Rubbermaid, Inc	9,735
10,351	*,e	NOK Corp	156
24,091	e	Nokian Renkaat Oyj	626
675,529	*	Pirelli & C S.p.A.	415
1,159	e	Puma AG. Rudolf Dassler Sport	367
23,262		Sealed Air Corp	490
1,118,459		SSL International plc	13,799
15,863		Sumitomo Rubber Industries, Inc	140
45,000		Tupperware Corp	2,170

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	70,221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SECURITY AND COMMODITY BROKERS - 2.1%
70,994		Ameriprise Financial, Inc	$3,220
106,776		Australian Stock Exchange Ltd	3,326
17,324		BlackRock, Inc	3,772
460,218		Charles Schwab Corp	8,601
426,000	e	China Everbright Ltd	1,141
29,498		CME Group, Inc	9,325
961,480		Credit Suisse Group	49,560
155,355	e	Daiwa Securities Group, Inc	818
44,720	e	Deutsche Boerse AG.	3,315
30,400,900	*,e	E*Trade Financial Corp	50,161
16,112		Eaton Vance Corp	540
1,214		F&C Asset Management plc	1
53,584		Franklin Resources, Inc	5,942
360,111		Goldman Sachs Group, Inc	61,447
532,998		Hong Kong Exchanges and Clearing Ltd	8,897
108,762		ICAP plc	617
49,866	e	IGM Financial, Inc	2,190
9,158	*	IntercontinentalExchange, Inc	1,027
227,503		Invesco Ltd	4,985
1,460,800	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,585
15,915	e	Jefferies Group, Inc	377
1,258,880		Legal & General Group plc	1,682
20,800		Legg Mason, Inc	596
31,722	e	London Stock Exchange Group plc	342
189,459	*,e	Macquarie Group Ltd	8,215
376,274		Man Group plc	1,379
11,900	e	Matsui Securities Co Ltd	85
490,041		Morgan Stanley	14,353
245,562	*	Nasdaq Stock Market, Inc	5,186
2,120,063	e	Nomura Holdings, Inc	15,624
38,549		NYSE Euronext	1,141
1,944	e	Perpetual Trustees Australia Ltd	63
27,265		Schroders plc	582
20,462		SEI Investments Co	450
56,751		Shinko Securities Co Ltd	180
1,008,111	e	Singapore Exchange Ltd	5,513
155,687		T Rowe Price Group, Inc	8,552
38,582	*	TD Ameritrade Holding Corp	735
32,440	e	TMX Group, Inc	956

		TOTAL SECURITY AND COMMODITY BROKERS	287,481

SPECIAL TRADE CONTRACTORS - 0.0%
13,131		Kinden Corp	115
28,951	*	Quanta Services, Inc	555

		TOTAL SPECIAL TRADE CONTRACTORS	670

STONE, CLAY, AND GLASS PRODUCTS - 0.7%
1,069,298		Asahi Glass Co Ltd	12,044
52,722	e	Boral Ltd	271
44,208		Cimpor Cimentos de Portugal S.A.	334

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,426,565		Corning, Inc	$28,832
142,035		CRH plc	3,547
7,402		CRH plc (IRELAND)	185
42,173	e	HeidelbergCement AG.	2,352
165,344	e	Holcim Ltd	12,326
16,212	e	Italcementi S.p.A.	187
36,029	*	James Hardie Industries NV	240
42,630		Lafarge S.A.	3,000
6,292	e	Martin Marietta Materials, Inc	526
24,673	e	NGK Insulators Ltd	503
67,041	e	Nippon Sheet Glass Co Ltd	198
130,423	*	Owens-Illinois, Inc	4,635
5,961		Pargesa Holding S.A.	506
2,003,000		PT Indocement Tunggal Prakarsa Tbk	3,137
669,376	e	Taiheiyo Cement Corp	959
12,460		Titan Cement Co S.A.	330
25,681	e	Toto Ltd	175
1,002,100	*	Wienerberger AG.	19,517

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	93,804

TEXTILE MILL PRODUCTS - 0.1%
2,614,246		Far Eastern Textile Co Ltd	2,873
8,494	*	Mohawk Industries, Inc	462
13,054	e	Nisshinbo Industries, Inc	135
1,663,807		Teijin Ltd	5,588

		TOTAL TEXTILE MILL PRODUCTS	9,058

TOBACCO PRODUCTS - 1.1%
824,322		Altria Group, Inc	16,915
768,378		British American Tobacco plc	26,486
22,099		Fortune Brands, Inc	1,072
2,278,728		Huabao International Holdings Ltd	2,738
709,667		Imperial Tobacco Group plc	21,646
2,564		Japan Tobacco, Inc	9,544
176,061		Lorillard, Inc	13,247
1,092,122		Philip Morris International, Inc	56,966
50,801	e	Swedish Match AB	1,214

		TOTAL TOBACCO PRODUCTS	149,828

TRANSPORTATION BY AIR - 0.6%
7,194		Aeroports de Paris	592
3,112,000	e	Air China Ltd	3,215
26,596	e	Air France-KLM	420
2,577,900	*	AirAsia BHD	1,098
523,862	*,e	All Nippon Airways Co Ltd	1,496
170,000	*	AMR Corp	1,549
78,342	e	Auckland International Airport Ltd	108
7,488,703	*,e	British Airways plc	27,616
1,809,237	*	Cathay Pacific Airways Ltd	3,812
288,712	*,e	Continental Airlines, Inc (Class B)	6,343
235,373	*	Delta Air Lines, Inc	3,434
4,951,000	*	Eva Airways Corp	2,331

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

192,138		FedEx Corp	$17,946
7,801	e	Fraport AG. Frankfurt Airport Services Worldwide	411
3,200		Hong Kong Aircraft Engineerg	40
118,253		Iberia Lineas Aereas de Espana	413
56,066	*	Korean Air Lines Co Ltd	3,295
66,883		Macquarie Airports	190
91,852		Qantas Airways Ltd	239
64,043	*	Ryanair Holdings plc	318
3,641	*	Ryanair Holdings plc (ADR)	99
32,774		Singapore Airlines Ltd	356
749,152		Singapore Airport Terminal Services Ltd	1,419
122,050		Southwest Airlines Co	1,614
6,000,000	*	Thai Airways International Pcl	5,242
4,304,991	*,e	Virgin Blue Holdings Ltd	2,785

		TOTAL TRANSPORTATION BY AIR	86,381

TRANSPORTATION EQUIPMENT - 3.2%
17,542	*	Aisin Seiki Co Ltd	525
160,000	*	American Axle & Manufacturing Holdings, Inc	1,597
1,289,910	e	Austal Ltd	3,018
229,318	*	Autoliv, Inc	11,817
16,400	*,e	Autoliv, Inc (ADR)	848
757,857		BAE Systems plc	4,270
60,311		Bayerische Motoren Werke AG.	2,784
2,057		Bayerische Motoren Werke AG. (Preference)	73
428,159		Boeing Co	31,089
605,062		Bombardier, Inc	3,711
9,828,000	e	China South Locomotive and Rolling Stock Corp	7,709
246,507		Cobham plc	961
47,584	e	Cosco Corp Singapore Ltd	42
18,290		Daihatsu Motor Co Ltd	175
755,278		DaimlerChrysler AG. (EUR)	35,556
343,345		Denso Corp	10,228
83,805	e	European Aeronautic Defence and Space Co	1,686
85,000	*	Federal Mogul Corp (Class A)	1,561
164,448	*	Fiat S.p.A.	2,141
1,716,058	*	Ford Motor Co	21,571
569,342	e	Fuji Heavy Industries Ltd	2,947
200,342		General Dynamics Corp	15,466
39,144		Genuine Parts Co	1,653
168,506		Goodrich Corp	11,883
34,349	e	Harley-Davidson, Inc	964
15,753		Harsco Corp	503
26,182	*,e	Hino Motors Ltd	111
1,504,268	e	Honda Motor Co Ltd	53,097
607,547		Honeywell International, Inc	27,504
3,735		Hyundai Mobis	495
46,782		Hyundai Motor Co	4,776
1,555,169	*	Isuzu Motors Ltd	4,209
4,945		Jardine Cycle & Carriage Ltd	104
928,295		JTEKT Corp	10,962
138,044	e	Kawasaki Heavy Industries Ltd	381

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE (000)
SHARES		COMPANY

829,472		Keppel Corp Ltd	$5,407
3,000	e	Koito Manufacturing Co Ltd	45
20,000	*	Lear Corp	1,587
241,743		Lockheed Martin Corp	20,118
89,251	*	Magna International, Inc (Class A)	5,523
17,885	e	MAN AG.	1,497
133,150	e	Mazda Motor Corp	375
331,130	*,e	Mitsubishi Motors Corp	450
72,875	e	Mitsui Engineering & Shipbuilding Co Ltd	182
103,800	e	Modec, Inc	1,862
14,138	e	NHK Spring Co Ltd	130
540,206	e	NSK Ltd	4,264
68,476		Paccar, Inc	2,968
33,892		Peugeot S.A.	998
19,509		Porsche AG.	1,191
115,731	*	Renault S.A.	5,424
620,319		Rolls-Royce Group plc	5,606
69,662		Scania AB (B Shares)	1,102
37,372	e	SembCorp Marine Ltd	112
6,461	e	Shimano, Inc	286
57,074	e	Singapore Technologies Engineering Ltd	130
130,000	*	Spirit Aerosystems Holdings, Inc (Class A)	3,039
208,018	e	Suzuki Motor Corp	4,590
18,150		Thales S.A.	729
1,801,253		Tomkins PLC	6,451
6,396		Toyoda Gosei Co Ltd	179
16,961	*	Toyota Industries Corp	484
1,668,148		Toyota Motor Corp	66,822
70,000	*	TRW Automotive Holdings Corp	2,001
229,679		United Technologies Corp	16,907
232,400	*	Valeo S.A.	8,295
2,063	e	Volkswagen AG.	199
16,916	e	Volkswagen AG. (Preference)	1,551
98,603		Volvo AB (A Shares)	976
235,204	e	Volvo AB (B Shares)	2,367
19,483	e	Yamaha Motor Co Ltd	292
39,000	e	Yangzijiang Shipbuilding	32

		TOTAL TRANSPORTATION EQUIPMENT	450,588

TRANSPORTATION SERVICES - 0.1%
53,473		Autostrade S.p.A.	1,248
24,879		CH Robinson Worldwide, Inc	1,389
92,025		Cintra Concesiones de Infraestructuras de Transporte S.A.	895
46,933	e	Deutsche Lufthansa AG.	778
53,109		Expeditors International Washington, Inc	1,961
24,024	*,e	Macquarie Atlas Roads Group	21
417,603	e	Toll Holdings Ltd	2,844
31,378	*,e	TUI AG.	353

		TOTAL TRANSPORTATION SERVICES	9,489

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

TRUCKING AND WAREHOUSING - 0.7%
1,396,973	e	Deutsche Post AG.	$24,236
108,668	e	DSV AS	1,942
17,520		J.B. Hunt Transport Services, Inc	629
63,427		Kerry Properties Ltd	340
11,262	e	Mitsubishi Logistics Corp	140
6,745	e	Neopost S.A.	539
83,252		Nippon Express Co Ltd	358
1,230,955		TNT NV	35,298
495,999		United Parcel Service, Inc (Class B)	31,947
37,878	e	Yamato Transport Co Ltd	532

		TOTAL TRUCKING AND WAREHOUSING	95,961

WATER TRANSPORTATION - 0.3%
125		AP Moller - Maersk AS (Class A)	910
270		AP Moller - Maersk AS (Class B)	2,057
196,670		Carnival Corp	7,648
25,615		Carnival plc	1,051
4,161,139		DP World Ltd	2,143
1,520,000	e	Ezra Holdings Ltd	2,564
75,968	e	Hamburger Hafen und Logistik AG.	2,882
5,568,400		International Container Term Services, Inc	2,865
26,126		Kamigumi Co Ltd	210
611,186	e	Kawasaki Kisen Kaisha Ltd	2,438
11,955		Kuehne & Nagel International AG.	1,210
1,312,906		Mitsui OSK Lines Ltd	9,424
42,465	e	Neptune Orient Lines Ltd	61
117,636		Nippon Yusen Kabushiki Kaisha	464
10,364		Orient Overseas International Ltd	77
179,031	*,e	Royal Caribbean Cruises Ltd	5,906
2,272,000	e	Shun TAK Holdings Ltd	1,466

		TOTAL WATER TRANSPORTATION	43,376

WHOLESALE TRADE-DURABLE GOODS - 1.4%
117,891	*	Arrow Electronics, Inc	3,552
52,352		Assa Abloy AB (Class B)	1,024
281,887		Banpu PCL	5,388
29,152	*	BorgWarner, Inc	1,113
51,661		Bunzl plc	565
6,964	e	Canon Marketing Japan, Inc	95
3,350,000	*	China Resources Cement Holdings Ltd	1,618
61,145		Compagnie de Saint-Gobain	2,940
1,262,000	e	Dongfeng Motor Group Co Ltd	2,051
71,559		Finning International, Inc	1,296
52,373	*,e	Fortescue Metals Group Ltd	235
594,028	e	Itochu Corp	5,204
4,344,700	*	JCY International Bhd	2,384
110,000		Kia Motors Corp	2,455
1,798,602		Li & Fung Ltd	8,849
1,129,541	e	Mitsubishi Corp	29,601
921,504		Mitsui & Co Ltd	15,485
1,716		NET One Systems Co Ltd	2,181
42,177	*,e	New Carphone Warehouse plc	102
2,315,123	*,e	Nissan Motor Co Ltd	19,835

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE (000)
SHARES		COMPANY

74,321	e	Nisshin Steel Co Ltd	$155
19,028		Patterson Cos, Inc	591
1,172,921		Prysmian S.p.A.	23,050
1,641,063		PT Astra International Tbk	7,557
900,000		Rajesh Exports Ltd	2,391
577,000		Ralink Technology Corp	2,262
20,956	e	Rautaruukki Oyj	453
48,426		Schneider Electric S.A.	5,680
135,503	e	Sims Group Ltd	2,693
102,763	e	Sumitomo Corp	1,182
108,531	*	Talecris Biotherapeutics Holdings Corp	2,162
12,569		THK Co Ltd	274
106,900		ThyssenKrupp AG.	3,675
9,187		W.W. Grainger, Inc	993
529,431		Wesfarmers Ltd	15,445
13,650		Wesfarmers Ltd PPS	399
741,100	*	Wolseley plc	17,904

		TOTAL WHOLESALE TRADE-DURABLE GOODS	192,839

WHOLESALE TRADE-NONDURABLE GOODS - 1.7%
2,600	e	ABC-Mart, Inc	83
117,736		Airgas, Inc	7,490
1,346,013		Akzo Nobel NV	76,711
3,757	e	Alfresa Holdings Corp	162
36,621,000	*	Alliance Global Group, Inc	4,457
17,835	e	Billabong International Ltd	185
19,672		Brown-Forman Corp (Class B)	1,170
123,915		Cardinal Health, Inc	4,465
11,498	e	Casino Guichard Perrachon S.A.	973
19,534	e	Celesio AG.	624
6,682,000	e	Dalian Port PDA Co Ltd	3,133
25,704	*	Dean Foods Co	403
59,886	*	Endo Pharmaceuticals Holdings, Inc	1,419
806,689		Esprit Holdings Ltd	6,364
1,550,976		Foster’s Group Ltd	7,529
48,952	*	Gildan Activewear, Inc	1,288
79,240		Hanwha Corp	2,889
17,664	*	Henry Schein, Inc	1,040
214,622		Herbalife Ltd	9,898
14,795	e	Kikkoman Corp	173
4,882	*	Koninklijke Vopak NV	384
11,000		LG Chem Ltd	2,338
1,543,072	e	Marubeni Corp	9,590
73,466	e	Metcash Ltd	279
95,648		Metro, Inc	3,966
114,417	e,m	Nippon Oil Corp	567
5,189,050	e	Noble Group Ltd	11,350
44,680	e	Point, Inc	2,676
68,600		San-A Co Ltd	2,579
128,846	*	Sojitz Holdings Corp	249
6,671	e	Suzuken Co Ltd	235
209,840		Sysco Corp	6,190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			MATURITY DATE	VALUE (000)
SHARES		COMPANY

1,727,335		Unilever NV		$52,249
240,000		Unilever NV ADR		7,238
153,469	*	Viterra, Inc		1,449

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		231,795

		TOTAL COMMON STOCKS		13,824,932

		(Cost $12,592,865)

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
105,153	e	Mediobanca S.p.A.		13
135,487	e	Unione di Banche Italiane SCPA		7

		TOTAL DEPOSITORY INSTITUTIONS		20

FOOD AND KINDRED PRODUCTS - 0.0%
34,086		Golden Agri-Resources Ltd		3

		TOTAL FOOD AND KINDRED PRODUCTS		3

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
1,228	e	Fonciere Des Regions		1
681,005	m	GPT Group		0	^
22,780		IJM Land BHD		8

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES		9

REAL ESTATE - 0.0%
556,400		SP Setia BHD		89

		TOTAL REAL ESTATE		89

TRANSPORTATION EQUIPMENT - 0.0%
18,979	e	Volkswagen AG.		12

		TOTAL TRANSPORTATION EQUIPMENT		12

		TOTAL RIGHTS / WARRANTS		133

		(Cost $70)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.8%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.0%
		Federal National Mortgage Association (FNMA)
$3,015,000		FNMA	05/19/10	3,014

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		3,014

U.S. TREASURY BILLS - 0.2%
3,510,000		United States Cash Management Bill	06/17/10	3,509
20,500,000		United States Treasury Bill	07/22/10	20,490

		TOTAL U.S. TREASURY BILLS		23,999

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.6%
REPURCHASE AGREEMENT - 5.9%
13,417,000	n	Bank of America		13,417
343,000,000	o	Deutsche Bank		343,000
457,000,000	p	JP Morgan Chase & Co		457,000

		TOTAL REPURCHASE AGREEMENT		813,417

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE (000)
SHARES	COMPANY

VARIABLE RATE SECURITY - 2.7%
$14,000,000	American Express Credit Account Master	$13,989
11,000,000	American Express Credit Account Master	11,005
15,000,000	American Express Credit Account Master	15,038
15,000,000	BA Credit Card Trust	14,981
11,000,000	BA Credit Card Trust	10,969
5,000,000	Bank One Issuance Trust	4,996
795,919	Brunel Residential Mortgage Securitization plc	795
8,000,000	Capital One Multi-Asset Execution Trust	7,951
30,000,000	Capital One Multi-Asset Execution Trust	29,990
5,000,000	Chase Issuance Trust 2006	4,995
3,875,000	Chase Issuance Trust 2007	3,871
9,000,000	Chase Issuance Trust 2007	8,952
20,000,000	Citibank Credit Card Issuance Trust	19,991
12,000,000	Discover Card Master Trust 2003	11,988
18,000,000	Discover Card Master Trust 2005	17,962
2,000,000	Discover Card Master Trust 2007	2,000
8,000,000	GE Equipment Midticket LLC	7,969
4,000,000	General Electric Cap Corp	4,002
20,000,000	General Electric Cap Corp	19,941
3,000,000	General Electric Cap Corp	2,979
4,525,090	Granite Master Issuer plc 2006	4,158
3,878,648	Granite Master Issuer plc 2007	3,564
22,000,000	JP Morgan Chase & Co	22,037
2,084,162	Medallion Trust Series 2005	2,015
13,000,000	Nelnet Student Loan Trust 2006	12,951
4,330,958	Nelnet Student Loan Trust 2007	4,314
11,000,000	Permanent Financing plc	11,000
25,000,000	Permanent Master Issuer plc	24,359
4,517,150	Puma Global Mortgage Backed Trust	4,290
25,000,000	Rabobank Nederland Trust	25,015
7,638,717	SLM Student Loan Trust 2006	7,630
30,000,000	SLM Student Loan Trust 2007	28,563
8,000,000	SLM Student Loan Trust 2008	8,029
8,478,265	Wachovia Student Loan Trust 2005	8,461

	TOTAL VARIABLE RATE SECURITY	380,750

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,194,167

	TOTAL SHORT-TERM INVESTMENTS	1,221,180

	(Cost $1,222,081)
	TOTAL INVESTMENTS - 108.2%	15,046,245
	(Cost $13,815,016)
	OTHER ASSETS & LIABILITIES, NET - (8.2)%	(1,142,204)

	NET ASSETS - 100.0%	$13,904,041

Abbreviation(s):
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
f	Restricted security
m	Indicates a security that has been deemed illiquid.
n	Agreement with Bank of America, 0.02% dated 3/31/10 to be repurchased at $13,417,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $13,685,340.
o	Agreement with Deutsche Bank, 0.03% dated 3/31/10 to be repurchased at $343,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $349,860,014.
p	Agreement with JP Morgan Chase & Co, 0.00% dated 3/31/10 to be repurchased at $457,000,000 on 04/01/10, collateralized by U.S. Government Agencies security valued at $466,142,073.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2010

COUNTRY	VALUE (000)		% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$7,845,571		52.1%

TOTAL DOMESTIC	7,845,571		52.1

FOREIGN
ARGENTINA	5,791		0.0
AUSTRALIA	490,754		3.3
AUSTRIA	30,943		0.2
BELGIUM	80,479		0.5
BERMUDA	1,740		0.0
BRAZIL	81,932		0.5
CAMBODIA	1,399		0.0
CANADA	539,048		3.6
CAYMAN ISLANDS	1,859		0.0
CHINA	135,619		0.9
CYPRUS	766		0.0
CZECH REPUBLIC	4,289		0.0
DENMARK	23,413		0.2
FINLAND	56,034		0.4
FRANCE	453,351		3.0
GERMANY	428,256		2.9
GIBRALTAR	9,913		0.1
GREECE	23,810		0.2
HONG KONG	139,250		0.9
INDIA	32,768		0.2
INDONESIA	18,166		0.1
IRELAND	56,658		0.4
ISRAEL	104,795		0.7
ITALY	162,618		1.1
JAPAN	1,231,278		8.2
JERSEY, C.I.	1,454		0.0
KAZAKHSTAN	772		0.0
KOREA, REPUBLIC OF	76,810		0.5
LUXEMBOURG	10,874		0.1
MACAU	25,516		0.2
MALAYSIA	18,784		0.1
MEXICO	11,561		0.1
NETHERLANDS	341,762		2.3
NEW ZEALAND	1,502		0.0
NORWAY	20,026		0.1
PERU	2,708		0.0
PHILIPPINES	29,065		0.2
PORTUGAL	25,359		0.2
RUSSIA	0	^	0.0
SINGAPORE	84,621		0.6

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

SOUTH AFRICA	$3,876	0.0%
SPAIN	178,053	1.2
SWEDEN	96,537	0.6
SWITZERLAND	612,254	4.1
TAIWAN	78,960	0.5
THAILAND	35,404	0.2
UNITED ARAB EMIRATES	2,143	0.0
UNITED KINGDOM	1,427,704	9.5

TOTAL FOREIGN	7,200,674	47.9

TOTAL PORTFOLIO	$15,046,245	100.0%

^	Amount represents less than $1,000.
Value amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.9%

AGRICULTURAL SERVICES - 0.0%
93,257	*	VCA Antech, Inc	$2,614

		TOTAL AGRICULTURAL SERVICES	2,614

AMUSEMENT AND RECREATION SERVICES - 0.5%
358,624	*	Electronic Arts, Inc	6,692
1,470,073		Walt Disney Co	51,320
16,425	*	Warner Music Group Corp	113
58,906	*	WMS Industries, Inc	2,471

		TOTAL AMUSEMENT AND RECREATION SERVICES	60,596

APPAREL AND ACCESSORY STORES - 1.5%
48,354		Abercrombie & Fitch Co (Class A)	2,207
348,927	*	Aeropostale, Inc	10,060
752,125		American Eagle Outfitters, Inc	13,929
186,541		Chico’s FAS, Inc	2,690
76,669		Foot Locker, Inc	1,153
993,854		Gap, Inc	22,968
1,231,490	*	Kohl’s Corp	67,460
489,544		Limited Brands, Inc	12,053
483,501		Nordstrom, Inc	19,751
262,464		Ross Stores, Inc	14,034
142,562	*	Urban Outfitters, Inc	5,422

		TOTAL APPAREL AND ACCESSORY STORES	171,727

APPAREL AND OTHER TEXTILE PRODUCTS - 0.6%
695,621		Guess ?, Inc	32,681
107,239	*	Hanesbrands, Inc	2,983
402,572		Nike, Inc (Class B)	29,590
37,281		Phillips-Van Heusen Corp	2,138
57,766		Polo Ralph Lauren Corp (Class A)	4,912
22,485		VF Corp	1,802

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	74,106

AUTO REPAIR, SERVICES AND PARKING - 0.0%
88,246		Ryder System, Inc	3,420

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,420

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
105,148		Advance Auto Parts	4,408
7,300	*	Autonation, Inc	132
33,019	*	Autozone, Inc	5,715
174,347	*	Carmax, Inc	4,380
74,220	*	Copart, Inc	2,642

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

150,506	*	O’Reilly Automotive, Inc	$6,277
18,655	*	Penske Auto Group, Inc	269

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	23,823

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.6%
146,673		Fastenal Co	7,039
127,496		Home Depot, Inc	4,124
2,322,273		Lowe’s Cos, Inc	56,292

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	67,455

BUSINESS SERVICES - 15.5%
51,346		Aaron Rents, Inc	1,712
362,654		Activision Blizzard, Inc	4,374
2,420,347	*	Adobe Systems, Inc	85,608
190,792	*	Akamai Technologies, Inc	5,993
218,455	*	Alliance Data Systems Corp	13,979
214,579	*	Amdocs Ltd	6,461
97,603	*	Ansys, Inc	4,211
1,191,482	*	Autodesk, Inc	35,053
558,746		Automatic Data Processing, Inc	24,848
495,500	*	BMC Software, Inc	18,829
53,062		Brink’s Co	1,498
51,307	*	Brink’s Home Security Holdings, Inc	2,183
516,017		CA, Inc	12,111
282,255	*	Cadence Design Systems, Inc	1,880
74,723	*	Cerner Corp	6,356
200,659	*	Citrix Systems, Inc	9,525
325,738	*	Cognizant Technology Solutions Corp (Class A)	16,606
129,028	*	Computer Sciences Corp	7,031
13,100	*	Convergys Corp	161
38,099		DST Systems, Inc	1,579
289,124	*	eBay, Inc	7,792
108,719		Equifax, Inc	3,892
183,881		Expedia, Inc	4,590
215,703	*	F5 Networks, Inc	13,268
46,565		Factset Research Systems, Inc	3,416
577,107		Fidelity National Information Services, Inc	13,527
172,681	*	Fiserv, Inc	8,765
666,991	*	Google, Inc (Class A)	378,191
51,885	*	IHS, Inc (Class A)	2,774
20,195		Interactive Data Corp	646
2,326,313	*	Interpublic Group of Cos, Inc	19,355
2,468,550	*	Intuit, Inc	84,770
200,804		Iron Mountain, Inc	5,502
1,969,905	*	Juniper Networks, Inc	60,437
48,283		Manpower, Inc	2,758
520,878		Mastercard, Inc (Class A)	132,304
172,298	*	McAfee, Inc	6,914
15,252,100		Microsoft Corp	446,428
84,431	*	Monster Worldwide, Inc	1,402
210,189		Moody’s Corp	6,253
174,336	*	NCR Corp	2,406

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

202,961	*	Netease.com (ADR)	$7,199
46,478	*	NetFlix, Inc	3,427
178,645	*	Novell, Inc	1,070
877,161	*	Nuance Communications, Inc	14,596
345,044		Omnicom Group, Inc	13,391
5,829,949		Oracle Corp	149,771
209,575	*	Red Hat, Inc	6,134
170,252		Robert Half International, Inc	5,181
443,690	*	Salesforce.com, Inc	33,033
33,330	*	Sohu.com, Inc	1,820
92,760	*	Sybase, Inc	4,324
1,960,993	*	Symantec Corp	33,180
102,656	*	Synopsys, Inc	2,296
130,895		Total System Services, Inc	2,050
214,480	*	VeriSign, Inc	5,579
1,383,125		Visa, Inc (Class A)	125,906
164,415	*	VMware, Inc (Class A)	8,763
60,300	*	WebMD Health Corp (Class A)	2,797
3,573,849	*	Yahoo!, Inc	59,076

		TOTAL BUSINESS SERVICES	1,944,981

CHEMICALS AND ALLIED PRODUCTS - 14.7%
2,048,079		Abbott Laboratories	107,893
9,237	*	Abraxis Bioscience, Inc	478
80,684		Air Products & Chemicals, Inc	5,967
7,861		Albemarle Corp	335
82,074		Alberto-Culver Co	2,146
97,902	*	Alexion Pharmaceuticals, Inc	5,323
1,671,806	*	Amgen, Inc	99,907
23,664		Avery Dennison Corp	862
474,831		Avon Products, Inc	16,083
305,203	*	Biogen Idec, Inc	17,506
111,294	*	BioMarin Pharmaceuticals, Inc	2,601
1,227,231		Bristol-Myers Squibb Co	32,767
160,165		Celanese Corp (Series A)	5,101
2,234,913	*	Celgene Corp	138,475
82,605	*	Cephalon, Inc	5,599
72,426		CF Industries Holdings, Inc	6,604
47,279	*	Charles River Laboratories International, Inc	1,859
78,476		Church & Dwight Co, Inc	5,254
137,208		Clorox Co	8,801
885,678		Colgate-Palmolive Co	75,513
323,754	*	Dendreon Corp	11,807
332,351		Du Pont (E.I.) de Nemours & Co	12,377
376,426		Ecolab, Inc	16,544
591,893		Eli Lilly & Co	21,438
505,436		Estee Lauder Cos (Class A)	32,788
68,176		FMC Corp	4,127
650,024	*	Forest Laboratories, Inc	20,385
456,381	*	Genzyme Corp	23,654
2,203,334	*	Gilead Sciences, Inc	100,208
178,012	*	Hospira, Inc	10,084

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

645,056	*	Human Genome Sciences, Inc	$19,481
65,442	*	Idexx Laboratories, Inc	3,766
80,957		International Flavors & Fragrances, Inc	3,859
41,719	*	Inverness Medical Innovations, Inc	1,625
3,234,898		Johnson & Johnson	210,915
342,020	*	King Pharmaceuticals, Inc	4,022
856,089	*	Life Technologies Corp	44,748
191,531		Lubrizol Corp	17,567
1,731,922		Merck & Co, Inc	64,687
1,526,305		Monsanto Co	109,009
176,017		Mosaic Co	10,697
875,687	*	Mylan Laboratories, Inc	19,887
152,186		Nalco Holding Co	3,703
158,414	*	NBTY, Inc	7,601
157,892		Novartis AG.	8,528
1,317,250		Novartis AG. (ADR)	71,263
66,028	*	OSI Pharmaceuticals, Inc	3,932
121,967	*	Pactiv Corp	3,071
128,147		Perrigo Co	7,525
460,452		Pfizer, Inc	7,897
342,343		Praxair, Inc	28,414
2,625,830		Procter & Gamble Co	166,136
73,422		RPM International, Inc	1,567
49,318		Scotts Miracle-Gro Co (Class A)	2,286
94,176		Sherwin-Williams Co	6,374
506,253		Shire Ltd	11,170
640,021		Shire plc (ADR)	42,216
135,912		Sigma-Aldrich Corp	7,293
1,471,433		Teva Pharmaceutical Industries Ltd (ADR)	92,818
51,186	*	United Therapeutics Corp	2,832
182,572	*	Valeant Pharmaceuticals International	7,834
214,300	*	Vertex Pharmaceuticals, Inc	8,758
792,735	*	Watson Pharmaceuticals, Inc	33,113

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,827,080

COAL MINING - 0.4%
133,435	*	Alpha Natural Resources, Inc	6,657
199,195		Consol Energy, Inc	8,498
165,029		Massey Energy Co	8,629
452,133		Peabody Energy Corp	20,663

		TOTAL COAL MINING	44,447

COMMUNICATIONS - 0.7%
670,691	*	American Tower Corp (Class A)	28,579
141,195		CenturyTel, Inc	5,006
947,035		Comcast Corp (Class A)	17,823
115,306	*	Crown Castle International Corp	4,408
38,634		CTC Media, Inc	665
512,348	*	DIRECTV	17,322
41,870	*	Equinix, Inc	4,076
150,006		Frontier Communications Corp	1,116
89,560		Global Payments, Inc	4,079

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

54,216	*	IAC/InterActiveCorp	$1,233
53,809	*	Leap Wireless International, Inc	880
287,950	*	MetroPCS Communications, Inc	2,039
78,954	*	NeuStar, Inc (Class A)	1,990
10,454	*	NII Holdings, Inc (Class B)	436
129,526	*	SBA Communications Corp (Class A)	4,671
225,601		Windstream Corp	2,457

		TOTAL COMMUNICATIONS	96,780

DEPOSITORY INSTITUTIONS - 1.1%
414,824		Bank of New York Mellon Corp	12,810
8,451		BOK Financial Corp	443
22,932		Capitol Federal Financial	859
24,752		Commerce Bancshares, Inc	1,018
289,914		Hudson City Bancorp, Inc	4,105
267,418		Northern Trust Corp	14,778
292,464		State Street Corp	13,202
16,000		TFS Financial Corp	214
215,000		US Bancorp	5,564
2,062,784		Wells Fargo & Co	64,193
1,148,048		Western Union Co	19,471

		TOTAL DEPOSITORY INSTITUTIONS	136,657

EATING AND DRINKING PLACES - 1.5%
434,327		Brinker International, Inc	8,374
116,995		Burger King Holdings, Inc	2,487
35,358	*	Chipotle Mexican Grill, Inc (Class A)	3,984
920,174		Darden Restaurants, Inc	40,984
1,229,179		McDonald’s Corp	82,010
816,802	*	Starbucks Corp	19,824
170,548		Wendy’s/Arby’s Group, Inc (Class A)	853
514,347		Yum! Brands, Inc	19,715

		TOTAL EATING AND DRINKING PLACES	178,231

EDUCATIONAL SERVICES - 0.3%
285,149	*	Apollo Group, Inc (Class A)	17,476
72,162	*	Career Education Corp	2,283
69,496		DeVry, Inc	4,531
16,100	*	Education Management Corp	353
129,204	*	ITT Educational Services, Inc	14,534
15,479		Strayer Education, Inc	3,769

		TOTAL EDUCATIONAL SERVICES	42,946

ELECTRIC, GAS, AND SANITARY SERVICES - 0.9%
939,473	*	AES Corp	10,334
115,432		Allegheny Energy, Inc	2,655
12,249		American Water Works Co, Inc	267
200,835	*	Calpine Corp	2,388
364,900		Centerpoint Energy, Inc	5,240
170,802		Constellation Energy Group, Inc	5,997
17,910		DPL, Inc	487
216,945		El Paso Corp	2,352

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

64,931		Exelon Corp	$2,845
60,249		FPL Group, Inc	2,912
19,401		Integrys Energy Group, Inc	919
54,177		ITC Holdings Corp	2,980
246,298	*	NRG Energy, Inc	5,148
109,750		NV Energy, Inc	1,353
20,015		Ormat Technologies, Inc	563
419,498		PPL Corp	11,623
316,589		Public Service Enterprise Group, Inc	9,346
555,791		Republic Services, Inc	16,129
94,856	*	Stericycle, Inc	5,170
226,996	*	Waste Connections, Inc	7,709
491,649		Waste Management, Inc	16,927

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	113,344

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.5%
91,705	*	A123 Systems, Inc	1,260
1,007,288	*	Advanced Micro Devices, Inc	9,338
326,779		Altera Corp	7,944
119,569		Ametek, Inc	4,957
190,765		Amphenol Corp (Class A)	8,048
1,255,823		Analog Devices, Inc	36,193
2,096,938	*	Apple Computer, Inc	492,633
253,762	*	Avnet, Inc	7,613
11,596		AVX Corp	165
846,348		Broadcom Corp (Class A)	28,082
14,906	*	Ciena Corp	227
14,298,386	*	Cisco Systems, Inc	372,186
315,581		Cooper Industries plc	15,130
296,468	*	Cree, Inc	20,818
158,601	*	Cypress Semiconductor Corp	1,824
2,211,529	*	Dell, Inc	33,195
57,169	*	Dolby Laboratories, Inc (Class A)	3,354
63,924	*	Energizer Holdings, Inc	4,012
57,226	*	First Solar, Inc	7,019
42,703		Harman International Industries, Inc	1,998
314,536		Harris Corp	14,937
3,339,053		Hewlett-Packard Co	177,471
59,870	*	Integrated Device Technology, Inc	367
9,411,866		Intel Corp	209,508
36,103	*	International Rectifier Corp	827
67,450		Intersil Corp (Class A)	996
127,604	*	JDS Uniphase Corp	1,599
247,656		Linear Technology Corp	7,004
1,891,092	*	Marvell Technology Group Ltd	38,540
283,845		Maxim Integrated Products, Inc	5,504
248,031	*	MEMC Electronic Materials, Inc	3,802
185,069		Microchip Technology, Inc	5,212
163,719	*	Micron Technology, Inc	1,701
18,638		Molex, Inc	389
160,314	*	Motorola, Inc	1,125
253,605		National Semiconductor Corp	3,665

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,407,099	*	NetApp, Inc	$45,815
64,228	*	Novellus Systems, Inc	1,606
931,280	*	Nvidia Corp	16,186
467,944	*	ON Semiconductor Corp	3,744
130,881	*	QLogic Corp	2,657
3,399,959		Qualcomm, Inc	142,764
115,533	*	Rambus, Inc	2,524
122,178	*	SanDisk Corp	4,231
49,308	*	Silicon Laboratories, Inc	2,351
108,573	*	Sunpower Corp (Class A)	2,052
18,685		Teleflex, Inc	1,197
1,693,504		Texas Instruments, Inc	41,440
19,723	*	Thomas & Betts Corp	774
80,741	*	Varian Semiconductor Equipment Associates, Inc	2,674
49,782	*	Vishay Intertechnology, Inc	509
305,399		Xilinx, Inc	7,788

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,806,955

ENGINEERING AND MANAGEMENT SERVICES - 1.1%
899,113		Accenture plc	37,718
104,202	*	Aecom Technology Corp	2,956
158,749	*	Amylin Pharmaceuticals, Inc	3,570
199,842		Fluor Corp	9,295
69,004	*	Genpact Ltd	1,157
57,620	*	Gen-Probe, Inc	2,881
92,193	*	Hewitt Associates, Inc (Class A)	3,667
753,844	*	Jacobs Engineering Group, Inc	34,066
481,478		KBR, Inc	10,670
531,950	*	McDermott International, Inc	14,320
106,393	*	Myriad Genetics, Inc	2,559
358,480		Paychex, Inc	11,005
324,477	*	SAIC, Inc	5,743
372,777	*	Shaw Group, Inc	12,831
11,507	*	URS Corp	571

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	153,009

FABRICATED METAL PRODUCTS - 0.5%
36,386	*	Alliant Techsystems, Inc	2,958
66,544		Ball Corp	3,552
29,079		Crane Co	1,032
177,313	*	Crown Holdings, Inc	4,780
734,516		Illinois Tool Works, Inc	34,787
151,539		Pentair, Inc	5,398
16,148		Snap-On, Inc	700
23,525		Valmont Industries, Inc	1,949

		TOTAL FABRICATED METAL PRODUCTS	55,156

FOOD AND KINDRED PRODUCTS - 4.8%
400,764		Archer Daniels Midland Co	11,582
148,853		Campbell Soup Co	5,262
3,180,158		Coca-Cola Co	174,910
289,171		Coca-Cola Enterprises, Inc	7,998

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,211,746		ConAgra Foods, Inc	$30,378
1,167,856		Dr Pepper Snapple Group, Inc	41,073
71,773		Flowers Foods, Inc	1,776
376,038		General Mills, Inc	26,620
282,897		H.J. Heinz Co	12,903
77,786	*	Hansen Natural Corp	3,374
99,565		Hershey Co	4,262
181,143		Hormel Foods Corp	7,610
298,605		InBev NV	15,041
283,662		Kellogg Co	15,156
1,495,325		Kraft Foods, Inc (Class A)	45,219
144,438		McCormick & Co, Inc	5,541
737,289		Mead Johnson Nutrition Co	38,361
8,117		Molson Coors Brewing Co (Class B)	341
2,240,757		PepsiCo, Inc	148,249
599,046		Sara Lee Corp	8,345
15,300	*	Smithfield Foods, Inc	317

		TOTAL FOOD AND KINDRED PRODUCTS	604,318

FOOD STORES - 0.1%
614,272		Kroger Co	13,305
30,892	*	Panera Bread Co (Class A)	2,363
122,164	*	Whole Foods Market, Inc	4,416

		TOTAL FOOD STORES	20,084

FORESTRY - 0.0%
38,529		Rayonier, Inc	1,750

		TOTAL FORESTRY	1,750

FURNITURE AND FIXTURES - 0.0%
25,675		Hill-Rom Holdings, Inc	699
102,664	*	Kinetic Concepts, Inc	4,908
241,696		Leggett & Platt, Inc	5,230
189,982		Masco Corp	2,949

		TOTAL FURNITURE AND FIXTURES	13,786

FURNITURE AND HOME FURNISHINGS STORES - 0.3%
877,625	*	Bed Bath & Beyond, Inc	38,405
161,857	*	GameStop Corp (Class A)	3,546
21,366		RadioShack Corp	484
43,568		Williams-Sonoma, Inc	1,145

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	43,580

GENERAL BUILDING CONTRACTORS - 0.0%
9,800		KB Home	164
14,659		MDC Holdings, Inc	507
1,128	*	NVR, Inc	820
44,989	*	Pulte Homes, Inc	506

		TOTAL GENERAL BUILDING CONTRACTORS	1,997

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

GENERAL MERCHANDISE STORES - 2.9%
11,654	*	Big Lots, Inc	$424
9,862	*	BJ’s Wholesale Club, Inc	365
483,422		Costco Wholesale Corp	28,865
24,500	*	Dollar General Corp	619
157,509		Family Dollar Stores, Inc	5,766
666,477		Macy’s, Inc	14,509
1,855,950		Target Corp	97,623
834,874		TJX Companies, Inc	35,499
3,093,856		Wal-Mart Stores, Inc	172,018

		TOTAL GENERAL MERCHANDISE STORES	355,688

HEALTH SERVICES - 1.9%
503,932		AmerisourceBergen Corp	14,574
51,459	*	Community Health Systems, Inc	1,900
70,407	*	Covance, Inc	4,322
47,050	*	Coventry Health Care, Inc	1,163
115,215	*	DaVita, Inc	7,305
295,858	*	Edwards Lifesciences Corp	29,254
305,585	*	Express Scripts, Inc	31,096
283,230	*	Health Management Associates, Inc (Class A)	2,436
120,143	*	Laboratory Corp of America Holdings	9,096
311,628	*	Lincare Holdings, Inc	13,986
421,958		McKesson Corp	27,731
1,045,372	*	Medco Health Solutions, Inc	67,489
57,334		Omnicare, Inc	1,622
17,447	*	Pediatrix Medical Group, Inc	1,015
114,862		Pharmaceutical Product Development, Inc	2,728
173,006		Quest Diagnostics, Inc	10,085
365,705	*	Tenet Healthcare Corp	2,092
9,138		Universal Health Services, Inc (Class B)	321

		TOTAL HEALTH SERVICES	228,215

HOLDING AND OTHER INVESTMENT OFFICES - 1.4%
46,099	*	Affiliated Managers Group, Inc	3,642
10,305		Alexandria Real Estate Equities, Inc	697
83,977		Digital Realty Trust, Inc	4,552
13		Duke Realty Corp	0^
10,762		Federal Realty Investment Trust	784
125,669		HCP, Inc	4,147
68,431		Health Care REIT, Inc	3,095
2,470,750		iShares Russell 1000 Growth Index Fund	128,354
95,370		Nationwide Health Properties, Inc	3,352
6,500		Piedmont Office Realty Trust, Inc	129
63,243		Plum Creek Timber Co, Inc	2,461
149,240		Public Storage, Inc	13,729
184,770		Simon Property Group, Inc	15,502
64,003		WABCO Holdings, Inc	1,915

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	182,359

HOTELS AND OTHER LODGING PLACES - 0.6%
11,046		Choice Hotels International, Inc	385
30,500	*	Hyatt Hotels Corp	1,188

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

678,893	*	Las Vegas Sands Corp	$14,359
156,846		Marriott International, Inc (Class A)	4,944
102,835	*	MGM Mirage	1,234
301,596	*	Orient-Express Hotels Ltd (Class A)	4,277
1,021,374		Starwood Hotels & Resorts Worldwide, Inc	47,637
90,264		Wyndham Worldwide Corp	2,322
516,800	*	Wynn Macau Ltd	745

		TOTAL HOTELS AND OTHER LODGING PLACES	77,091

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.8%
840,028		3M Co	70,200
177,288	*	AGCO Corp	6,359
436,754		Applied Materials, Inc	5,887
160,544	*	Brocade Communications Systems, Inc	917
105,875		Bucyrus International, Inc (Class A)	6,987
19,071		Carlisle Cos, Inc	727
335,758		Caterpillar, Inc	21,102
73,590		Cummins, Inc	4,559
523,792		Deere & Co	31,145
64,348		Diebold, Inc	2,044
85,672		Donaldson Co, Inc	3,866
277,013		Dover Corp	12,950
90,924	*	Dresser-Rand Group, Inc	2,857
590,592	*	EMC Corp	10,654
1,261,083		Emerson Electric Co	63,483
61,721		Flowserve Corp	6,806
136,972	*	FMC Technologies, Inc	8,852
31,674		Graco, Inc	1,014
53,269		IDEX Corp	1,763
2,039,540		International Business Machines Corp	261,571
687,175		International Game Technology	12,678
140,052		ITT Industries, Inc	7,508
104,377		Jabil Circuit, Inc	1,690
477,669		Johnson Controls, Inc	15,759
364,469		Joy Global, Inc	20,629
298,393	*	Lam Research Corp	11,136
50,458		Lennox International, Inc	2,236
88,024	*	Micros Systems, Inc	2,894
200,261		Northrop Grumman Corp	13,131
130,470		Pall Corp	5,283
476,792		Raytheon Co	27,234
74,707	*	Scientific Games Corp (Class A)	1,052
841,424		Seagate Technology, Inc	15,364
155,244	*	Teradata Corp	4,485
247,651	*	Terex Corp	5,624
39,196		Toro Co	1,927
139,753	*	Varian Medical Systems, Inc	7,733
363,144	*	Western Digital Corp	14,159
810,228		Xerox Corp	7,900
59,321	*	Zebra Technologies Corp (Class A)	1,756

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	703,921

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 4.8%
1,267,424	*	Agilent Technologies, Inc	$43,587
853,711		Allergan, Inc	55,764
110,969		Bard (C.R.), Inc	9,612
1,205,708		Baxter International, Inc	70,172
77,005		Beckman Coulter, Inc	4,836
266,820		Becton Dickinson & Co	21,007
21,373	*	Bio-Rad Laboratories, Inc (Class A)	2,213
1,998,129	*	Boston Scientific Corp	14,426
766,001		Danaher Corp	61,211
164,740		Dentsply International, Inc	5,741
166,669	*	Flir Systems, Inc	4,700
102,642		Garmin Ltd	3,950
26,990		Hillenbrand, Inc	594
27,054	*	Hologic, Inc	502
135,447	*	Illumina, Inc	5,269
84,458	*	Intuitive Surgical, Inc	29,402
40,525	*	Itron, Inc	2,941
1,753,508		Medtronic, Inc	78,960
37,413	*	Mettler-Toledo International, Inc	4,085
62,334	*	Millipore Corp	6,582
62,036		National Instruments Corp	2,069
30,602		PerkinElmer, Inc	731
83,944	*	Resmed, Inc	5,343
14,637		Rockwell Automation, Inc	825
404,287		Rockwell Collins, Inc	25,304
591,267		Roper Industries, Inc	34,199
830,833	*	Sensata Technologies Holding BV	14,921
364,573	*	St. Jude Medical, Inc	14,966
376,921		Stryker Corp	21,567
41,480		Techne Corp	2,642
192,829	*	Teradyne, Inc	2,154
694,448	*	Thermo Electron Corp	35,722
131,714	*	Trimble Navigation Ltd	3,783
106,291	*	Waters Corp	7,179

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	596,959

INSURANCE AGENTS, BROKERS AND SERVICE - 0.0%
101,651		Arthur J. Gallagher & Co	2,496
95,421		Brown & Brown, Inc	1,710
43,368		Marsh & McLennan Cos, Inc	1,059
138,162	*	Verisk Analytics, Inc	3,896

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	9,161

INSURANCE CARRIERS - 1.8%
209,219		ACE Ltd	10,942
106,432		Aetna, Inc	3,737
1,672,626		Aflac, Inc	90,806
396,015		Axis Capital Holdings Ltd	12,379
285,806		Cigna Corp	10,455
16,196	*	CNA Financial Corp	433
19,060		Endurance Specialty Holdings Ltd	708

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

23,031		Erie Indemnity Co (Class A)	$993
40,138		Fidelity National Title Group, Inc (Class A)	595
231,931	*	Genworth Financial, Inc (Class A)	4,254
4,013		Hanover Insurance Group, Inc	175
69,379	*	Humana, Inc	3,245
73,290	*	Leucadia National Corp	1,818
104,976		Lincoln National Corp	3,223
90,413		PartnerRe Ltd	7,208
32,323	*	Primerica, Inc	485
538,398		Principal Financial Group	15,727
79,560		Progressive Corp	1,519
395,627		Prudential Financial, Inc	23,935
8,126		Reinsurance Group of America, Inc (Class A)	427
13,000	*	Symetra Financial Corp	171
398,773		UnitedHealth Group, Inc	13,028
16,850		Validus Holdings Ltd	464
51,049		W.R. Berkley Corp	1,332
263,068	*	WellPoint, Inc	16,936

		TOTAL INSURANCE CARRIERS	224,995

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
14,997	*	Corrections Corp of America	298

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	298

LEATHER AND LEATHER PRODUCTS - 0.5%
1,607,967		Coach, Inc	63,547

		TOTAL LEATHER AND LEATHER PRODUCTS	63,547

LEGAL SERVICES - 0.0%
57,064	*	FTI Consulting, Inc	2,244

		TOTAL LEGAL SERVICES	2,244

METAL MINING - 1.3%
267,509	*	Anglo American plc	11,667
165,212		Barrick Gold Corp	6,334
88,170		Cleveland-Cliffs, Inc	6,256
2,095,175		Companhia Vale do Rio Doce (ADR)	67,444
475,055		Freeport-McMoRan Copper & Gold, Inc (Class B)	39,686
533,288		Newmont Mining Corp	27,160
12,733		Royal Gold, Inc	588
144,160		Southern Copper Corp (NY)	4,566

		TOTAL METAL MINING	163,701

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.4%
11,969	*	Armstrong World Industries, Inc	435
940,742		Hasbro, Inc	36,012
41,404	*	Intrepid Potash, Inc	1,256
226,438		Jarden Corp	7,537
306,739		Mattel, Inc	6,975

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	52,215

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

MISCELLANEOUS RETAIL - 2.0%
742,030	*	Amazon.com, Inc	$100,715
11,712		Barnes & Noble, Inc	253
374,117		Best Buy Co, Inc	15,915
492,495		CVS Corp	18,006
95,230	*	Dick’s Sporting Goods, Inc	2,486
184,008	*	Dollar Tree, Inc	10,897
19,000	*	KAR Auction Services, Inc	286
46,405		MSC Industrial Direct Co (Class A)	2,354
67,687	*	Office Depot, Inc	540
140,329		Petsmart, Inc	4,485
109,477	*	Priceline.com, Inc	27,917
793,594		Staples, Inc	18,562
126,104		Tiffany & Co	5,989
1,104,929		Walgreen Co	40,982

		TOTAL MISCELLANEOUS RETAIL	249,387

MOTION PICTURES - 0.4%
1,066,256	*	Discovery Communications, Inc (Class A)	36,028
290,947	*	Discovery Communications, Inc (Class C)	8,557
42,281		Regal Entertainment Group (Class A)	743
76,696	*	Rovi Corp	2,848
57,420		Scripps Networks Interactive (Class A)	2,547
291,483		Time Warner, Inc	9,115
164,062	*	tw telecom inc (Class A)	2,977

		TOTAL MOTION PICTURES	62,815

NONDEPOSITORY INSTITUTIONS - 0.3%
386,573		American Express Co	15,950
33,889	*	AmeriCredit Corp	805
504,419		Capital One Financial Corp	20,888
54,041		CapitalSource, Inc	302
214,194	*	GLG Partners, Inc	658
105,264		Lender Processing Services, Inc	3,974
111,897	*	SLM Corp	1,401
2,300		Student Loan Corp	82

		TOTAL NONDEPOSITORY INSTITUTIONS	44,060

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
19,001		Compass Minerals International, Inc	1,524

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,524

OIL AND GAS EXTRACTION - 3.0%
474,252		Anadarko Petroleum Corp	34,540
137,667		Apache Corp	13,973
53,664	*	Atwood Oceanics, Inc	1,858
401,588	*	Cameron International Corp	17,212
28,543	*	CNX Gas Corp	1,086
28,000	*	Cobalt International Energy, Inc	381
5,644	*	Comstock Resources, Inc	179
665,723	*	Concho Resources, Inc	33,526
17,156	*	Continental Resources, Inc	730

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

239,873		Crescent Point Energy Corp	$9,204
557,509	*	Denbury Resources, Inc	9,405
139,170		Diamond Offshore Drilling, Inc	12,360
159,137		Equitable Resources, Inc	6,525
137,592		EXCO Resources, Inc	2,529
34,700	*	Exterran Holdings, Inc	839
46,056	*	Forest Oil Corp	1,189
37,635		Helmerich & Payne, Inc	1,433
102,540	*	Mariner Energy, Inc	1,535
238,694		National Oilwell Varco, Inc	9,686
724,465		Occidental Petroleum Corp	61,246
60,658	*	Oceaneering International, Inc	3,851
26,610		Patterson-UTI Energy, Inc	372
335,164	*	PetroHawk Energy Corp	6,797
287,149		Petroleo Brasileiro S.A. (ADR)	12,775
83,998	*	Plains Exploration & Production Co	2,519
90,339	*	Pride International, Inc	2,720
131,634	*	Quicksilver Resources, Inc	1,852
213,494		Range Resources Corp	10,006
23,827	*	Rowan Cos, Inc	694
1,225,511		Schlumberger Ltd	77,772
8,222	*	Seahawk Drilling, Inc	155
163,198		Smith International, Inc	6,988
380,993	*	Southwestern Energy Co	15,514
20,351		St. Mary Land & Exploration Co	708
432,500		Tullow Oil plc	8,204

		TOTAL OIL AND GAS EXTRACTION	370,363

PAPER AND ALLIED PRODUCTS - 0.2%
401,140		Kimberly-Clark Corp	25,224
11,860		Packaging Corp of America	292

		TOTAL PAPER AND ALLIED PRODUCTS	25,516

PERSONAL SERVICES - 0.1%
27,161		Cintas Corp	763
378,421		H&R Block, Inc	6,736
5,012		Weight Watchers International, Inc	128

		TOTAL PERSONAL SERVICES	7,627

PETROLEUM AND COAL PRODUCTS - 1.1%
7,772		Ashland, Inc	410
1,530,439	d	Exxon Mobil Corp	102,509
91,610		Frontier Oil Corp	1,237
48,125		Holly Corp	1,343
246,404		Suncor Energy, Inc (NY)	8,018
62,888		Tesoro Corp	874
252,120		Walter Industries, Inc	23,263

		TOTAL PETROLEUM AND COAL PRODUCTS	137,654

PRIMARY METAL INDUSTRIES - 0.6%
504,874		Alcoa, Inc	7,189
10,460		Hubbell, Inc (Class B)	527

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

418,878		Precision Castparts Corp	$53,076
20,040		Schnitzer Steel Industries, Inc (Class A)	1,053
42,496		Vallourec	8,569

		TOTAL PRIMARY METAL INDUSTRIES	70,414

PRINTING AND PUBLISHING - 0.2%
59,529		Dun & Bradstreet Corp	4,430
45,056		John Wiley & Sons, Inc (Class A)	1,950
502,545		McGraw-Hill Cos, Inc	17,916
110,377	*	MSCI, Inc (Class A)	3,985
14,400	*	New York Times Co (Class A)	160
59,089		R.R. Donnelley & Sons Co	1,262

		TOTAL PRINTING AND PUBLISHING	29,703

RAILROAD TRANSPORTATION - 0.6%
330,518		CSX Corp	16,823
45,892	*	Kansas City Southern Industries, Inc	1,660
335,058		Norfolk Southern Corp	18,726
583,472		Union Pacific Corp	42,769

		TOTAL RAILROAD TRANSPORTATION	79,978

REAL ESTATE - 0.1%
285,987	*	CB Richard Ellis Group, Inc (Class A)	4,533
100,876	*	St. Joe Co	3,263

		TOTAL REAL ESTATE	7,796

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
270,627	*	Goodyear Tire & Rubber Co	3,421
687,299		Newell Rubbermaid, Inc	10,447

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	13,868

SECURITY AND COMMODITY BROKERS - 1.6%
24,006		Ameriprise Financial, Inc	1,089
62,020		BlackRock, Inc	13,505
95,018		Broadridge Financial Solutions, Inc	2,031
1,057,824		Charles Schwab Corp	19,771
109,056		CME Group, Inc	34,473
128,425		Eaton Vance Corp	4,307
89,795		Federated Investors, Inc (Class B)	2,369
75,987		Franklin Resources, Inc	8,427
148,026		Goldman Sachs Group, Inc	25,258
22,891		Greenhill & Co, Inc	1,879
81,071	*	IntercontinentalExchange, Inc	9,095
503,768		Invesco Ltd	11,038
6,282	*	Investment Technology Group, Inc	105
176,623		Janus Capital Group, Inc	2,524
99,017		Jefferies Group, Inc	2,344
84,894		Lazard Ltd (Class A)	3,031
729,652		Morgan Stanley	21,372
21,551	*	Morningstar, Inc	1,036
66,762	*	Nasdaq Stock Market, Inc	1,410

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

76,754		NYSE Euronext	$2,273
131,870		SEI Investments Co	2,897
283,514		T Rowe Price Group, Inc	15,573
290,165	*	TD Ameritrade Holding Corp	5,531
94,241		Waddell & Reed Financial, Inc (Class A)	3,396

		TOTAL SECURITY AND COMMODITY BROKERS	194,734

STONE, CLAY, AND GLASS PRODUCTS - 0.9%
4,106,216		Corning, Inc	82,987
47,103		Eagle Materials, Inc	1,250
153,280		Gentex Corp	2,977
18,613		Martin Marietta Materials, Inc	1,555
44,663	*	Owens Corning, Inc	1,136
492,978	*	Owens-Illinois, Inc	17,521

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	107,426

TOBACCO PRODUCTS - 2.0%
3,499,428		Altria Group, Inc	71,808
287,022		Lorillard, Inc	21,596
2,948,708		Philip Morris International, Inc	153,804

		TOTAL TOBACCO PRODUCTS	247,208

TRANSPORTATION BY AIR - 0.2%
371,090	*	AMR Corp	3,381
153,840	*	Continental Airlines, Inc (Class B)	3,380
33,857		Copa Holdings S.A. (Class A)	2,059
857,774	*	Delta Air Lines, Inc	12,514
258,738		Southwest Airlines Co	3,421

		TOTAL TRANSPORTATION BY AIR	24,755

TRANSPORTATION EQUIPMENT - 2.3%
53,187	*	BE Aerospace, Inc	1,620
780,836		Boeing Co	56,697
8,600	*	Federal Mogul Corp (Class A)	158
146,503		General Dynamics Corp	11,310
275,469		Goodrich Corp	19,426
65,023		Harsco Corp	2,077
1,339,477		Honeywell International, Inc	60,638
582,476		Lockheed Martin Corp	48,474
70,119	*	Navistar International Corp	3,136
372,789		Paccar, Inc	16,157
40,060	*	Spirit Aerosystems Holdings, Inc (Class A)	937
21,473		Thor Industries, Inc	649
44,019		TransDigm Group, Inc	2,335
74,923	*	TRW Automotive Holdings Corp	2,141
974,758		United Technologies Corp	71,751
52,935		Westinghouse Air Brake Technologies Corp	2,230

		TOTAL TRANSPORTATION EQUIPMENT	299,736

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	MATURITY DATE	VALUE (000)

TRANSPORTATION SERVICES - 0.2%
187,970		CH Robinson Worldwide, Inc		$10,498
236,457		Expeditors International Washington, Inc		8,730
23,453		GATX Corp		672
105,329		UTI Worldwide, Inc		1,614

		TOTAL TRANSPORTATION SERVICES		21,514

TRUCKING AND WAREHOUSING - 0.9%
17,549		Con-way, Inc		616
95,257		J.B. Hunt Transport Services, Inc		3,418
57,182		Landstar System, Inc		2,401
1,654,391		United Parcel Service, Inc (Class B)		106,559

		TOTAL TRUCKING AND WAREHOUSING		112,994

WATER TRANSPORTATION - 0.1%
221,826		Carnival Corp		8,625
13,375	*	Kirby Corp		510
218,771	*	Royal Caribbean Cruises Ltd		7,217
20,913		Teekay Corp		476

		TOTAL WATER TRANSPORTATION		16,828

WHOLESALE TRADE-DURABLE GOODS - 0.3%
53,448	*	Arrow Electronics, Inc		1,610
120,062	*	BorgWarner, Inc		4,584
21,500	*	Emdeon, Inc		355
156,016	*	LKQ Corp		3,167
111,917		Patterson Cos, Inc		3,475
340,008	*	Talecris Biotherapeutics Holdings Corp		6,773
67,819		W.W. Grainger, Inc		7,333
25,526	*	WESCO International, Inc		886

		TOTAL WHOLESALE TRADE-DURABLE GOODS		28,183

WHOLESALE TRADE-NONDURABLE GOODS - 0.5%
69,257		Allscripts Healthcare Solutions, Inc		1,355
184,981		Brown-Forman Corp (Class B)		10,997
199,842	*	Dean Foods Co		3,136
200,628	*	Endo Pharmaceuticals Holdings, Inc		4,753
39,191	*	Green Mountain Coffee Roasters, Inc		3,794
99,640	*	Henry Schein, Inc		5,869
292,173		Herbalife Ltd		13,475
657,364		Sysco Corp		19,392
76,316		Terra Industries, Inc		3,492
5,900		Valhi, Inc		116

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		66,379

		TOTAL COMMON STOCKS		12,369,698

		(Cost $10,737,319)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.9%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.2%
	Federal Home Loan Bank (FHLB)
$17,000,000	FHLB	05/04/10	16,999
10,800,000	FHLB	05/10/10	10,799

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		27,798

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES	COMPANY	MATURITY DATE	VALUE (000)

U.S. TREASURY BILLS - 0.7%
$1,710,000	United States Cash Management Bill	06/10/10	$1,710
36,000,000	United States Cash Management Bill	07/15/10	35,983
15,135,000	United States Treasury Bill	05/20/10	15,132
33,000,000	United States Treasury Bill	06/24/10	32,990

	TOTAL U.S. TREASURY BILLS		85,815

	TOTAL SHORT-TERM INVESTMENTS		113,613

	(Cost $113,593)
	TOTAL INVESTMENTS - 99.8%		12,483,311
	(Cost $10,850,912)
	OTHER ASSETS & LIABILITIES, NET - 0.2%		19,535

	NET ASSETS - 100.0%		$12,502,846

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
d	All of a portion of these securities has been segregated by the custodian to cover margin or other requirements on future contracts in the amount of $4,876,412.
Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$11,879,826	95.2%

TOTAL DOMESTIC	11,879,826	95.2

FOREIGN
BELGIUM	15,041	0.1
BERMUDA	464	0.0
BRAZIL	80,219	0.6
CANADA	23,556	0.2
CHINA	9,019	0.1
FRANCE	8,569	0.1
GUERNSEY, C.I.	6,461	0.1
IRELAND	91,104	0.7
ISRAEL	92,818	0.7
MACAU	745	0.0
MEXICO	4,566	0.0
NETHERLANDS	14,922	0.1
NORWAY	476	0.0
PANAMA	2,059	0.0
SWITZERLAND	233,596	1.9
UNITED KINGDOM	19,870	0.2

TOTAL FOREIGN	603,485	4.8

TOTAL PORTFOLIO	$12,483,311	100.0%

Value amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AGRICULTURAL PRODUCTION-CROPS - 0.0%
31,603	*	Chiquita Brands International, Inc	$497
2,482		Griffin Land & Nurseries, Inc (Class A)	72

		TOTAL AGRICULTURAL PRODUCTION-CROPS	569

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
9,480		Cal-Maine Foods, Inc	321
269		Seaboard Corp	350

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	671

AGRICULTURAL SERVICES - 0.0%
8,402	*	Cadiz, Inc	107
7,129		Calavo Growers, Inc	130
68,810	*	VCA Antech, Inc	1,929

		TOTAL AGRICULTURAL SERVICES	2,166

AMUSEMENT AND RECREATION SERVICES - 0.6%
41,654	*	Bally Technologies, Inc	1,689
6,588		Churchill Downs, Inc	247
9,373		Dover Downs Gaming & Entertainment, Inc	37
251,247	*	Electronic Arts, Inc	4,688
24,089		International Speedway Corp (Class A)	621
14,530	*	Lakes Entertainment, Inc	33
30,709	*	Life Time Fitness, Inc	863
103,348	*	Live Nation, Inc	1,499
45,616	*	Madison Square Garden, Inc	991
20,438	*	Multimedia Games, Inc	80
51,327	*	Penn National Gaming, Inc	1,427
48,180	*	Pinnacle Entertainment, Inc	469
9,984		Speedway Motorsports, Inc	156
11,514	*	Town Sports International Holdings, Inc	45
1,490,684		Walt Disney Co	52,040
39,735	*	Warner Music Group Corp	275
40,586	*	WMS Industries, Inc	1,702
22,569		World Wrestling Entertainment, Inc (Class A)	390
22,701	*	Youbet.com, Inc	67

		TOTAL AMUSEMENT AND RECREATION SERVICES	67,319

APPAREL AND ACCESSORY STORES - 0.7%
67,218		Abercrombie & Fitch Co (Class A)	3,068
80,941	*	Aeropostale, Inc	2,334
57,123	*	American Apparel, Inc	173
130,540		American Eagle Outfitters, Inc	2,418
47,813	*	AnnTaylor Stores Corp	990
23,033		Bebe Stores, Inc	205

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,106		Brown Shoe Co, Inc	$497
19,480		Buckle, Inc	716
46,871	*	Carter’s, Inc	1,413
21,208		Cato Corp (Class A)	455
84,814	*	Charming Shoppes, Inc	463
136,751		Chico’s FAS, Inc	1,972
17,847	*	Children’s Place Retail Stores, Inc	795
27,159		Christopher & Banks Corp	217
12,866	*	Citi Trends, Inc	417
48,995	*	Collective Brands, Inc	1,114
3,762	*	Destination Maternity Corp	97
45,351	*	Dress Barn, Inc	1,186
12,248	*	DSW, Inc (Class A)	313
34,177		Finish Line, Inc (Class A)	558
119,112		Foot Locker, Inc	1,791
379,677		Gap, Inc	8,774
31,627	*	Hot Topic, Inc	206
40,087	*	J Crew Group, Inc	1,840
14,743	*	JOS A Bank Clothiers, Inc	806
239,501	*	Kohl’s Corp	13,119
204,693		Limited Brands, Inc	5,040
31,095	*	Lululemon Athletica, Inc	1,290
15,006	*	New York & Co, Inc	72
129,477		Nordstrom, Inc	5,289
78,597	*	Pacific Sunwear Of California, Inc	417
100,853		Ross Stores, Inc	5,393
5,300	*	Rue21, Inc	184
5,056	*	Shoe Carnival, Inc	116
30,798		Stage Stores, Inc	474
4,598	*	Syms Corp	46
24,891	*	Talbots, Inc	323
25,346	*	Under Armour, Inc (Class A)	745
98,352	*	Urban Outfitters, Inc	3,740
73,584	*	Wet Seal, Inc (Class A)	350

		TOTAL APPAREL AND ACCESSORY STORES	69,416

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
9,339		Columbia Sportswear Co	491
13,268	*	G-III Apparel Group Ltd	366
46,020		Guess ?, Inc	2,162
22,405	*	Gymboree Corp	1,157
72,404	*	Hanesbrands, Inc	2,014
66,643		Jones Apparel Group, Inc	1,268
80,414	*	Liz Claiborne, Inc	597
13,600	*	Maidenform Brands, Inc	297
285,236		Nike, Inc (Class B)	20,964
39,553		Phillips-Van Heusen Corp	2,269
42,391		Polo Ralph Lauren Corp (Class A)	3,605
105,727	*	Quiksilver, Inc	500
19,300	*	True Religion Apparel, Inc	586
70,015		VF Corp	5,612
35,032	*	Warnaco Group, Inc	1,671

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	43,559

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

AUTO REPAIR, SERVICES AND PARKING - 0.0%
7,541	*	Amerco, Inc	$409
23,658	*	Dollar Thrifty Automotive Group, Inc	760
142,929	*	Hertz Global Holdings, Inc	1,428
10,010	*	Midas, Inc	113
12,456		Monro Muffler, Inc	445
43,349		Ryder System, Inc	1,680
7,402	*	Standard Parking Corp	122
31,100	*	Wright Express Corp	937

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,894

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
76,907		Advance Auto Parts	3,224
6,968	*	America’s Car-Mart, Inc	168
27,020	*	Asbury Automotive Group, Inc	359
55,689	*	Autonation, Inc	1,007
23,580	*	Autozone, Inc	4,081
173,107	*	Carmax, Inc	4,348
53,628	*	Copart, Inc	1,909
35,017	*	Lithia Motors, Inc (Class A)	224
109,520	*	O’Reilly Automotive, Inc	4,569
29,308	*	Penske Auto Group, Inc	423
21,664	*	Rush Enterprises, Inc (Class A)	286
27,187	*	Sonic Automotive, Inc (Class A)	299

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	20,897

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.7%
22,099	*	Builders FirstSource, Inc	70
103,159		Fastenal Co	4,950
1,336,211		Home Depot, Inc	43,227
1,159,909		Lowe’s Cos, Inc	28,116
10,841	*	Lumber Liquidators, Inc	289

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	76,652

BUSINESS SERVICES - 7.8%
320,609	*	3Com Corp	2,465
10,702	*	3D Systems Corp	146
39,749		Aaron Rents, Inc	1,325
34,759		ABM Industries, Inc	737
24,912	*	Acacia Research (Acacia Technologies)	270
27,282	*	ACI Worldwide, Inc	562
35,015	*	ActivIdentity Corp	99
437,681		Activision Blizzard, Inc	5,278
40,528	*	Actuate Corp	227
52,067	*	Acxiom Corp	934
16,355		Administaff, Inc	349
412,466	*	Adobe Systems, Inc	14,590
12,368	*	Advent Software, Inc	553
39,824		Aircastle Ltd	377
136,722	*	Akamai Technologies, Inc	4,294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

41,169	*	Alliance Data Systems Corp	$2,634
154,714	*	Amdocs Ltd	4,658
26,021	*	American Reprographics Co	233
15,720	*	American Software, Inc (Class A)	91
25,829	*	AMICAS, Inc	155
23,326	*	AMN Healthcare Services, Inc	205
6,900	*	Ancestry.com, Inc	117
70,694	*	Ansys, Inc	3,050
20,202	*	APAC Customer Services, Inc	116
22,243		Arbitron, Inc	593
14,282	*	ArcSight, Inc	402
68,046	*	Ariba, Inc	874
123,012	*	Art Technology Group, Inc	542
11,658	*	Asset Acceptance Capital Corp	74
25,682	*	athenahealth, Inc	939
177,292	*	Autodesk, Inc	5,216
394,827		Automatic Data Processing, Inc	17,558
80,768	*	Avis Budget Group, Inc	929
6,166		Barrett Business Services, Inc	84
36,447		BGC Partners, Inc (Class A)	223
35,258		Blackbaud, Inc	888
27,820	*	Blackboard, Inc	1,159
30,392	*	Blue Coat Systems, Inc	943
146,683	*	BMC Software, Inc	5,574
19,249	*	Bottomline Technologies, Inc	324
80,973	*	BPZ Energy, Inc	595
37,869		Brady Corp (Class A)	1,178
39,010		Brink’s Co	1,101
35,022	*	Brink’s Home Security Holdings, Inc	1,490
312,136		CA, Inc	7,326
23,036	*	CACI International, Inc (Class A)	1,125
201,713	*	Cadence Design Systems, Inc	1,343
5,462	*	CAI International, Inc	67
21,031	*	Callidus Software, Inc	76
12,593	*	Capella Education Co	1,169
30,613	*	Cavium Networks, Inc	761
41,673	*	CBIZ, Inc	274
53,698	*	Cerner Corp	4,568
22,101	*	Chordiant Software, Inc	112
52,926	*	Ciber, Inc	198
142,918	*	Citrix Systems, Inc	6,784
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	298
7,443	*	Clinical Data, Inc	144
35,274	*	Cogent Communications Group, Inc	367
30,867	*	Cogent, Inc	315
32,766		Cognex Corp	606
230,079	*	Cognizant Technology Solutions Corp (Class A)	11,730
30,771	*	Commvault Systems, Inc	657
21,138		Compass Diversified Trust	323
15,742	*	Compellent Technologies, Inc	276
9,637		Computer Programs & Systems, Inc	377
120,956	*	Computer Sciences Corp	6,591

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,045	*	Computer Task Group, Inc	$80
186,043	*	Compuware Corp	1,563
11,985	*	COMSYS IT Partners, Inc	209
31,023	*	Concur Technologies, Inc	1,272
18,777	*	Constant Contact, Inc	436
76,174	*	Convergys Corp	934
14,866	*	CoStar Group, Inc	617
29,162	*	CSG Systems International, Inc	611
55,466	*	Cybersource Corp	978
30,663	*	DealerTrack Holdings, Inc	524
13,498	*	Deltek, Inc	103
37,676		Deluxe Corp	732
11,372	*	Dice Holdings, Inc	86
29,296	*	Digital River, Inc	888
24,156	*	DivX, Inc	173
12,741	*	Double-Take Software, Inc	114
29,407		DST Systems, Inc	1,219
6,729	*	Dynamics Research Corp	76
18,300	*	DynCorp International, Inc (Class A)	210
82,942		Earthlink, Inc	708
880,784	*	eBay, Inc	23,738
19,973	*	Ebix, Inc	319
24,998	*	Echelon Corp	224
42,934	*	Eclipsys Corp	854
11,677		Electro Rent Corp	153
39,428	*	Electronics for Imaging, Inc	459
5,263	*	eLoyalty Corp	30
42,487	*	Epicor Software Corp	406
25,591	*	EPIQ Systems, Inc	318
100,423		Equifax, Inc	3,595
98,710	*	Evergreen Energy, Inc	18
13,663	*	ExlService Holdings, Inc	228
145,351		Expedia, Inc	3,628
62,165	*	F5 Networks, Inc	3,824
32,751		Factset Research Systems, Inc	2,403
36,812		Fair Isaac Corp	933
22,225	*	FalconStor Software, Inc	77
259,148		Fidelity National Information Services, Inc	6,074
123,966	*	Fiserv, Inc	6,293
11,266	*	Forrester Research, Inc	339
52,182	*	Gartner, Inc	1,161
31,343	*	Global Cash Access, Inc	256
12,411	*	Global Sources Ltd	81
188,700	*	Google, Inc (Class A)	106,996
12,334	*	GSE Systems, Inc	67
21,180	*	H&E Equipment Services, Inc	228
30,102	*	Hackett Group, Inc	84
33,142		Healthcare Services Group	742
28,656		Heartland Payment Systems, Inc	533
3,513	*	HeartWare International, Inc	156
14,300		Heidrick & Struggles International, Inc	401
22,318	*	HMS Holdings Corp	1,138

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,987		iGate Corp	$126
38,062	*	IHS, Inc (Class A)	2,035
5,713		Imergent, Inc	38
20,612	*	infoGROUP, Inc	161
67,760	*	Informatica Corp	1,820
23,086	*	Infospace, Inc	255
22,974	*	Innerworkings, Inc	119
17,040	*	Innodata Isogen, Inc	69
11,404	*	Integral Systems, Inc	110
31,864		Interactive Data Corp	1,020
9,285	*	Interactive Intelligence, Inc	174
34,783	*	Internap Network Services Corp	195
21,159	*	Internet Brands, Inc (Class A)	195
32,107	*	Internet Capital Group, Inc	271
376,254	*	Interpublic Group of Cos, Inc	3,130
254,960	*	Intuit, Inc	8,756
23,825	*	inVentiv Health, Inc	535
36,908		Ipass, Inc	42
140,177		Iron Mountain, Inc	3,841
64,362		Jack Henry & Associates, Inc	1,549
25,371	*	JDA Software Group, Inc	706
411,288	*	Juniper Networks, Inc	12,619
20,372	*	Kelly Services, Inc (Class A)	339
17,839	*	Kenexa Corp	245
10,875		Keynote Systems, Inc	124
21,985	*	Kforce, Inc	334
19,259	*	Knot, Inc	151
34,304	*	Korn/Ferry International	605
43,697	*	Lamar Advertising Co (Class A)	1,501
99,271	*	Lawson Software, Inc	656
21,868	*	Limelight Networks, Inc	80
44,720	*	Lionbridge Technologies	162
10,323	*	Liquidity Services, Inc	119
31,275	*	Liveperson, Inc	240
7,000	*	LogMeIn, Inc	145
19,563	*	Manhattan Associates, Inc	498
61,833		Manpower, Inc	3,532
18,898	*	Mantech International Corp (Class A)	923
16,386		Marchex, Inc (Class B)	84
67,177		Mastercard, Inc (Class A)	17,064
122,713	*	McAfee, Inc	4,924
8,500	*	Medidata Solutions, Inc	129
72,751	*	Mentor Graphics Corp	583
6,071,077		Microsoft Corp	177,701
6,831	*	MicroStrategy, Inc (Class A)	581
33,165	*	ModusLink Global Solutions, Inc	280
62,930	*	MoneyGram International, Inc	240
17,209	*	Monotype Imaging Holdings, Inc	167
96,312	*	Monster Worldwide, Inc	1,600
147,016		Moody’s Corp	4,374
117,341	*	Move, Inc	245
7,188	*	NCI, Inc (Class A)	217

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

122,276	*	NCR Corp	$1,687
24,391	*	Ness Technologies, Inc	154
32,422	*	NetFlix, Inc	2,391
21,523	*	Netscout Systems, Inc	318
12,764	*	NetSuite, Inc	186
22,651	*	Network Equipment Technologies, Inc	125
38,877		NIC, Inc	306
263,166	*	Novell, Inc	1,576
177,541	*	Nuance Communications, Inc	2,954
245,992		Omnicom Group, Inc	9,546
25,372	*	On Assignment, Inc	181
14,464	*	Online Resources Corp	58
2,386	*	OpenTable, Inc	91
9,552		Opnet Technologies, Inc	154
3,010,866		Oracle Corp	77,350
90,859	*	Parametric Technology Corp	1,640
14,951		PC-Tel, Inc	92
10,922		Pegasystems, Inc	404
20,679	*	Perficient, Inc	233
12,149	*	Pervasive Software, Inc	61
35,033	*	Phase Forward, Inc	458
19,353	*	Phoenix Technologies Ltd	62
13,016	*	Portfolio Recovery Associates, Inc	714
46,371	*	Premiere Global Services, Inc	383
31,976	*	Progress Software Corp	1,005
14,689	*	PROS Holdings, Inc	145
8,302		QAD, Inc	44
18,284		Quality Systems, Inc	1,123
52,171	*	Quest Software, Inc	928
7,500	*	QuinStreet, Inc	128
50,966	*	Rackspace Hosting, Inc	955
21,037	*	Radiant Systems, Inc	300
15,185	*	Radisys Corp	136
82,046	*	Raser Technologies, Inc	82
72,153	*	RealNetworks, Inc	348
149,032	*	Red Hat, Inc	4,362
5,893		Renaissance Learning, Inc	96
53,565	*	Rent-A-Center, Inc	1,267
5,075		Rewards Network, Inc	68
20,163	*	RightNow Technologies, Inc	360
16,664	*	Riskmetrics Group Inc	377
119,940		Robert Half International, Inc	3,650
33,789		Rollins, Inc	733
4,798	*	Rosetta Stone, Inc	114
34,156	*	RSC Holdings, Inc	272
41,988	*	S1 Corp	248
18,173	*	Saba Software, Inc	90
85,513	*	Salesforce.com, Inc	6,366
70,737		Sapient Corp	647
20,806	*	Smith Micro Software, Inc	184
23,020	*	Sohu.com, Inc	1,257
9,112	*	SolarWinds, Inc	197

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,445	*	SonicWALL, Inc	$395
165,491	*	Sonus Networks, Inc	432
51,448		Sotheby’s (Class A)	1,600
20,938	*	Sourcefire, Inc	481
42,038	*	Spherion Corp	337
31,079	*	SRA International, Inc (Class A)	646
9,634	*	StarTek, Inc	67
14,356	*	Stratasys, Inc	350
35,828	*	SuccessFactors, Inc	682
32,388	*	SupportSoft, Inc	106
67,153	*	Sybase, Inc	3,131
28,390	*	SYKES Enterprises, Inc	648
645,609	*	Symantec Corp	10,925
17,694	*	Synchronoss Technologies, Inc	343
14,793	*	SYNNEX Corp	437
112,895	*	Synopsys, Inc	2,525
9,061		Syntel, Inc	349
61,427		Take-Two Interactive Software, Inc	605
11,400		TAL International Group, Inc	228
30,543	*	Taleo Corp (Class A)	791
5,765	*	TechTarget, Inc	30
26,717	*	TeleTech Holdings, Inc	456
7,088		Textainer Group Holdings Ltd	153
48,928	*	THQ, Inc	343
137,923	*	TIBCO Software, Inc	1,488
13,125	*	Tier Technologies, Inc	104
19,243	*	TNS, Inc	429
124,011		Total System Services, Inc	1,942
25,593	*	TradeStation Group, Inc	179
4,369	*	Travelzoo, Inc	66
37,265	*	TrueBlue, Inc	578
20,682	*	Ultimate Software Group, Inc	681
6,599	*	Unica Corp	59
32,818	*	Unisys Corp	1,145
61,183		United Online, Inc	458
49,976	*	United Rentals, Inc	469
68,260	*	Valueclick, Inc	692
19,828	*	Vasco Data Security International	164
149,625	*	VeriSign, Inc	3,891
15,178		Viad Corp	312
5,940	*	Virtusa Corp	61
353,921		Visa, Inc (Class A)	32,216
39,323	*	VMware, Inc (Class A)	2,096
11,624	*	Vocus, Inc	198
12,149	*	Volt Information Sciences, Inc	124
45,500	*	WebMD Health Corp (Class A)	2,110
33,540	*	Websense, Inc	764
19,543	*	Website Pros, Inc	107
935,977	*	Yahoo!, Inc	15,473

		TOTAL BUSINESS SERVICES	781,008

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

CHEMICALS AND ALLIED PRODUCTS - 11.3%
1,217,475		Abbott Laboratories	$64,137
4,621	*	Abraxis Bioscience, Inc	239
29,951	*	Acorda Therapeutics, Inc	1,024
6,188	*	Acura Pharmaceuticals, Inc	33
33,118	*	Adolor Corp	60
165,123		Air Products & Chemicals, Inc	12,210
17,349	*	Albany Molecular Research, Inc	145
71,187		Albemarle Corp	3,035
68,218		Alberto-Culver Co	1,784
70,870	*	Alexion Pharmaceuticals, Inc	3,853
70,988	*	Alkermes, Inc	921
63,430	*	Allos Therapeutics, Inc	471
27,380	*	Alnylam Pharmaceuticals, Inc	466
16,995	*	AMAG Pharmaceuticals, Inc	593
48,382	*	American Oriental Bioengineering, Inc	197
18,079		American Vanguard Corp	147
797,441	*	Amgen, Inc	47,655
11,531	*	Amicus Therapeutics, Inc	37
20,784		Arch Chemicals, Inc	715
10,757	*	Ardea Biosciences, Inc	196
86,496	*	Arena Pharmaceuticals, Inc	268
31,352	*	Arqule, Inc	181
33,623	*	Array Biopharma, Inc	92
15,509	*	ARYx Therapeutics, Inc	13
35,727	*	Auxilium Pharmaceuticals, Inc	1,113
47,282	*	AVANIR Pharmaceuticals, Inc	110
88,715		Avery Dennison Corp	3,230
59,505	*	AVI BioPharma, Inc	71
336,148		Avon Products, Inc	11,385
21,090		Balchem Corp	520
22,254	*	BioCryst Pharmaceuticals, Inc	146
7,894	*	Biodel, Inc	34
6,953	*	BioDelivery Sciences International, Inc	27
213,061	*	Biogen Idec, Inc	12,221
76,417	*	BioMarin Pharmaceuticals, Inc	1,786
8,360	*	BioMimetic Therapeutics, Inc	110
2,885	*	Biospecifics Technologies Corp	80
1,347,852		Bristol-Myers Squibb Co	35,989
50,868		Cabot Corp	1,546
17,732	*	Cadence Pharmaceuticals, Inc	162
45,612	*	Calgon Carbon Corp	781
20,927	*	Cambrex Corp	85
5,883	*	Caraco Pharmaceutical Laboratories Ltd	35
7,241	*	Cardiovascular Systems, Inc	38
123,001		Celanese Corp (Series A)	3,918
363,453	*	Celgene Corp	22,520
356,715	*	Cell Therapeutics, Inc	193
24,391	*	Celldex Therapeutics, Inc	150
59,385	*	Cephalon, Inc	4,025
38,071		CF Industries Holdings, Inc	3,471
50,891	*	Charles River Laboratories International, Inc	2,001
4,622		Chase Corp	58

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,400	*	Chelsea Therapeutics International, Inc	$51
11,855	*	China Green Agriculture, Inc	166
42,048	*	China Precision Steel, Inc	88
5,689	*	China-Biotics, Inc	102
56,500		Church & Dwight Co, Inc	3,783
110,909		Clorox Co	7,114
393,938		Colgate-Palmolive Co	33,587
5,072	*	Cornerstone Therapeutics, Inc	32
48,098	*	Cubist Pharmaceuticals, Inc	1,084
47,886	*	Curis, Inc	147
35,559	*	Cypress Bioscience, Inc	174
38,318		Cytec Industries, Inc	1,791
33,643	*	Cytokinetics, Inc	108
30,280	*	Cytori Therapeutics, Inc	138
103,349	*	Dendreon Corp	3,769
58,878	*	Discovery Laboratories, Inc	31
873,396		Dow Chemical Co	25,826
711,002		Du Pont (E.I.) de Nemours & Co	26,478
50,131	*	Durect Corp	151
57,224		Eastman Chemical Co	3,644
186,661		Ecolab, Inc	8,204
798,541		Eli Lilly & Co	28,923
17,426	*	Elizabeth Arden, Inc	314
12,093	*	Emergent Biosolutions, Inc	203
34,981	*	Enzon Pharmaceuticals, Inc	356
87,061		Estee Lauder Cos (Class A)	5,648
21,633	*	Facet Biotech Corp	584
11,623		Female Health Co	83
66,543		Ferro Corp	585
58,030		FMC Corp	3,513
237,216	*	Forest Laboratories, Inc	7,439
213,221	*	Genzyme Corp	11,051
68,660	*	Geron Corp	390
712,628	*	Gilead Sciences, Inc	32,411
11,695	*	GTx, Inc	39
36,079		H.B. Fuller Co	837
45,558	*	Halozyme Therapeutics, Inc	364
6,809		Hawkins, Inc	165
86,421	*	Hemispherx Biopharma, Inc	64
6,140	*	Hi-Tech Pharmacal Co, Inc	136
127,615	*	Hospira, Inc	7,229
146,740	*	Human Genome Sciences, Inc	4,432
122,095		Huntsman Corp	1,471
20,516		ICO, Inc	166
17,140	*	Idenix Pharmaceuticals, Inc	48
14,987	*	Idera Pharmaceuticals, Inc	93
47,210	*	Idexx Laboratories, Inc	2,717
57,358	*	Immucor, Inc	1,284
38,313	*	Immunogen, Inc	310
46,831	*	Impax Laboratories, Inc	837
13,337		Innophos Holdings, Inc	372
16,128		Innospec, Inc	183

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,438	*	Inspire Pharmaceuticals, Inc	$296
9,091		Inter Parfums, Inc	135
35,010	*	InterMune, Inc	1,560
63,456		International Flavors & Fragrances, Inc	3,025
62,562	*	Inverness Medical Innovations, Inc	2,437
29,249	*	Javelin Pharmaceuticals, Inc	38
2,170,634		Johnson & Johnson	141,526
11,905		Kaiser Aluminum Corp	459
190,295	*	King Pharmaceuticals, Inc	2,238
16,539		Koppers Holdings, Inc	468
54,332	*	KV Pharmaceutical Co (Class A)	96
14,893	*	Landec Corp	99
7,363	*	Lannett Co, Inc	31
137,430	*	Life Technologies Corp	7,183
87,765	*	Ligand Pharmaceuticals, Inc (Class B)	154
52,468		Lubrizol Corp	4,812
9,202		Mannatech, Inc	31
40,693	*	MannKind Corp	267
5,396	*	MAP Pharmaceuticals, Inc	86
25,699		Martek Biosciences Corp	578
40,166	*	Medicines Co	315
44,203		Medicis Pharmaceutical Corp (Class A)	1,112
9,661	*	Medifast, Inc	243
21,973	*	Medivation, Inc	230
2,402,650		Merck & Co, Inc	89,739
31,965		Meridian Bioscience, Inc	651
44,376	*	Micromet, Inc	359
26,053	*	MiddleBrook Pharmaceuticals, Inc	8
14,800		Minerals Technologies, Inc	767
12,466	*	Molecular Insight Pharmaceuticals, Inc	16
37,892	*	Momenta Pharmaceuticals, Inc	567
429,129		Monsanto Co	30,649
124,651		Mosaic Co	7,575
239,923	*	Mylan Laboratories, Inc	5,449
18,274	*	Myriad Pharmaceuticals, Inc	83
40,164	*	Nabi Biopharmaceuticals	220
108,109		Nalco Holding Co	2,630
8,950	*	Nanosphere, Inc	43
41,255	*	NBTY, Inc	1,979
26,156	*	Neurocrine Biosciences, Inc	67
7,464	*	NeurogesX, Inc	70
7,956		NewMarket Corp	819
4,943		NL Industries, Inc	42
69,550	*	Novavax, Inc	161
34,351	*	NPS Pharmaceuticals, Inc	173
8,067	*	Nutraceutical International Corp	121
12,855	*	Obagi Medical Products, Inc	157
63,038		Olin Corp	1,237
23,303	*	OM Group, Inc	790
32,453	*	Omnova Solutions, Inc	255
3,003	*	OncoGenex Pharmaceutical, Inc	62
48,332	*	Onyx Pharmaceuticals, Inc	1,463

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,666	*	Opko Health, Inc	$59
22,266	*	Optimer Pharmaceuticals, Inc	273
30,922	*	OraSure Technologies, Inc	183
23,670	*	Orexigen Therapeutics, Inc	139
44,755	*	OSI Pharmaceuticals, Inc	2,665
12,630	*	Osiris Therapeutics, Inc	93
21,868	*	OXiGENE, Inc	27
102,451	*	Pactiv Corp	2,580
24,948	*	Pain Therapeutics, Inc	156
26,028	*	Par Pharmaceutical Cos, Inc	645
42,468	*	Parexel International Corp	990
97,967		PDL BioPharma, Inc	608
62,947		Perrigo Co	3,696
22,927		PetMed Express, Inc	508
6,352,993		Pfizer, Inc	108,955
16,121	*	Pharmasset, Inc	432
27,653	*	PharMerica Corp	504
67,684	*	PolyOne Corp	693
18,100	*	Poniard Pharmaceuticals, Inc	21
15,548	*	Pozen, Inc	149
128,667		PPG Industries, Inc	8,415
241,935		Praxair, Inc	20,081
32,300	*	Prestige Brands Holdings, Inc	291
2,296,036		Procter & Gamble Co	145,269
15,641	*	Progenics Pharmaceuticals, Inc	83
27,360	*	Protalix BioTherapeutics, Inc	179
39,281	*	Questcor Pharmaceuticals, Inc	323
21,781	*	Quidel Corp	317
6,770	*	Repros Therapeutics, Inc	5
15,116	*	Revlon, Inc (Class A)	224
37,713	*	Rockwood Holdings, Inc	1,004
98,223		RPM International, Inc	2,096
43,161	*	Salix Pharmaceuticals Ltd	1,608
40,020	*	Santarus, Inc	215
28,586	*	Sciclone Pharmaceuticals, Inc	101
36,525		Scotts Miracle-Gro Co (Class A)	1,693
64,120	*	Seattle Genetics, Inc	766
41,451		Sensient Technologies Corp	1,205
78,987		Sherwin-Williams Co	5,346
19,701	*	SIGA Technologies, Inc	131
96,997		Sigma-Aldrich Corp	5,205
101,878	*	Solutia, Inc	1,641
47,540	*	Spectrum Pharmaceuticals, Inc	219
77,753	*	StemCells, Inc	90
5,500		Stepan Co	307
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	23
44,629	*	SuperGen, Inc	143
13,627	*	SurModics, Inc	285
11,524	*	Synta Pharmaceuticals Corp	50
41,591	*	Theravance, Inc	554
21,072	*	Ulta Salon Cosmetics & Fragrance, Inc	477
32,716	*	Unifi, Inc	119

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,852	*	United Therapeutics Corp	$2,039
6,878	*	USANA Health Sciences, Inc	216
93,574	*	USEC, Inc	540
52,808	*	Valeant Pharmaceuticals International	2,266
79,615		Valspar Corp	2,347
30,018	*	Vanda Pharmaceuticals, Inc	346
152,637	*	Vertex Pharmaceuticals, Inc	6,238
26,873	*	Vical, Inc	90
65,329	*	Viropharma, Inc	890
10,000	*	Vitacost.com, Inc	121
85,803	*	Watson Pharmaceuticals, Inc	3,584
15,532		Westlake Chemical Corp	401
57,989	*	WR Grace & Co	1,610
22,676	*	Xenoport, Inc	210
26,437	*	Zymogenetics, Inc	151

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,129,453

COAL MINING - 0.3%
93,494	*	Alpha Natural Resources, Inc	4,664
125,706		Arch Coal, Inc	2,872
23,500	*	Cloud Peak Energy, Inc	391
139,379		Consol Energy, Inc	5,946
113,998	*	International Coal Group, Inc	521
27,982	*	James River Coal Co	445
75,819		Massey Energy Co	3,965
209,092		Peabody Energy Corp	9,556
6,846	*	Westmoreland Coal Co	86

		TOTAL COAL MINING	28,446

COMMUNICATIONS - 3.9%
11,132	*	AboveNet, Inc	565
42,374		Adtran, Inc	1,117
39,332		Alaska Communications Systems Group, Inc	319
312,836	*	American Tower Corp (Class A)	13,330
24,197	*	Anixter International, Inc	1,134
84,372	*	AOL, Inc	2,133
45,147	*	Aruba Networks, Inc	617
4,648,398		AT&T, Inc	120,116
6,765		Atlantic Tele-Network, Inc	304
10,900	*	Audiovox Corp (Class A)	85
37,143	*	Brightpoint, Inc	280
182,467		Cablevision Systems Corp (Class A)	4,405
20,132	*	Cbeyond Communications, Inc	275
473,855		CBS Corp (Class B)	6,606
27,491	*	Central European Media Enterprises Ltd (Class A)	806
235,491		CenturyTel, Inc	8,351
168,115	*	Cincinnati Bell, Inc	573
48,356	*	Clearwire Corp (Class A)	346
2,263,029		Comcast Corp (Class A)	42,589
20,626		Consolidated Communications Holdings, Inc	391
228,442	*	Crown Castle International Corp	8,733
13,062	*	Crown Media Holdings, Inc (Class A)	25

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,453		CTC Media, Inc	$473
17,694	*	DG FastChannel, Inc	565
11,283	*	DigitalGlobe, Inc	315
770,442	*	DIRECTV	26,048
159,079		DISH Network Corp (Class A)	3,312
30,100	*	Equinix, Inc	2,930
5,404		Fisher Communications, Inc	76
249,723		Frontier Communications Corp	1,858
38,028	*	General Communication, Inc (Class A)	219
16,043	*	GeoEye, Inc	473
23,031	*	Global Crossing Ltd	349
63,116		Global Payments, Inc	2,875
10,027		HickoryTech Corp	89
6,874	*	Hughes Communications, Inc	191
74,558	*	IAC/InterActiveCorp	1,695
19,932	*	inContact, Inc	57
28,194		Iowa Telecommunications Services, Inc	471
34,679	*	j2 Global Communications, Inc	811
18,344	*	Knology, Inc	247
51,889	*	Leap Wireless International, Inc	849
1,248,110	*	Level 3 Communications, Inc	2,022
209,661	*	Liberty Global, Inc (Class A)	6,114
62,143	*	Liberty Media Corp - Capital (Series A)	2,260
40,282	*	Liberty Media Corp - Starz	2,203
466,171	*	Liberty Media Holding Corp (Interactive A)	7,137
29,608	*	Lin TV Corp (Class A)	170
14,920	*	Lodgenet Entertainment Corp	104
39,968	*	Mastec, Inc	504
36,987	*	Mediacom Communications Corp (Class A)	220
221,434	*	MetroPCS Communications, Inc	1,568
59,761	*	NeuStar, Inc (Class A)	1,506
25,073	*	Neutral Tandem, Inc	401
127,947	*	NII Holdings, Inc (Class B)	5,330
26,247	*	Novatel Wireless, Inc	177
23,518		NTELOS Holdings Corp	418
89,041	*	PAETEC Holding Corp	417
1,801		Preformed Line Products Co	69
1,153,155		Qwest Communications International, Inc	6,019
27,120	*	RCN Corp	409
26,729	*	SAVVIS, Inc	441
89,246	*	SBA Communications Corp (Class A)	3,219
18,151		Shenandoah Telecom Co	341
34,573	*	Sinclair Broadcast Group, Inc (Class A)	176
2,212,888	*	Sprint Nextel Corp	8,409
10,917	*	SureWest Communications	94
14,575	*	Switch & Data Facilities Co, Inc	259
58,380	*	Syniverse Holdings, Inc	1,137
29,873	*	TeleCommunication Systems, Inc (Class A)	219
72,845		Telephone & Data Systems, Inc	2,466
40,863	*	Terremark Worldwide, Inc	286
276,212		Time Warner Cable, Inc	14,725
84,201	*	TiVo, Inc	1,441

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,229	*	US Cellular Corp	$506
18,421		USA Mobility, Inc	233
2,238,239		Verizon Communications, Inc	69,430
345,334		Windstream Corp	3,761

		TOTAL COMMUNICATIONS	401,194

DEPOSITORY INSTITUTIONS - 7.7%
11,459		1st Source Corp	201
17,560		Abington Bancorp, Inc	139
3,251		Alliance Financial Corp	96
4,510		American National Bankshares, Inc	91
8,088		Ameris Bancorp	73
4,648		Ames National Corp	93
6,527		Arrow Financial Corp	176
134,685		Associated Banc-Corp	1,859
70,950		Astoria Financial Corp	1,029
1,876		Auburn National Bancorporation, Inc	39
5,016		Bancfirst Corp	210
19,277		Banco Latinoamericano de Exportaciones S.A. (Class E)	277
2,914		Bancorp Rhode Island, Inc	80
65,819		Bancorpsouth, Inc	1,380
41,404		Bank Mutual Corp	269
7,834,369		Bank of America Corp	139,842
39,776		Bank of Hawaii Corp	1,788
2,380		Bank of Kentucky Financial Corp	47
3,864		Bank of Marin Bancorp	128
941,946		Bank of New York Mellon Corp	29,087
11,948		Bank of the Ozarks, Inc	420
17,629		BankFinancial Corp	162
8,647		Banner Corp	33
2,271		Bar Harbor Bankshares	69
541,648		BB&T Corp	17,544
23,421	*	Beneficial Mutual Bancorp, Inc	222
10,481		Berkshire Hills Bancorp, Inc	192
16,813		BOK Financial Corp	882
70,242		Boston Private Financial Holdings, Inc	518
4,741		Bridge Bancorp, Inc	111
48,082		Brookline Bancorp, Inc	512
4,771		Bryn Mawr Bank Corp	87
5,527		Camden National Corp	177
9,158		Capital City Bank Group, Inc	131
16,284		Capitol Federal Financial	610
18,053		Cardinal Financial Corp	193
6,400		Cass Information Systems, Inc	199
61,647		Cathay General Bancorp	718
9,062		Center Bancorp, Inc	75
6,947		Centerstate Banks of Florida, Inc	85
24,035	*	Central Pacific Financial Corp	40
2,883		Century Bancorp, Inc	55
16,601		Chemical Financial Corp	392
5,074	*	Chicopee Bancorp, Inc	64
14,876,706	*	Citigroup, Inc	60,251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,398		Citizens & Northern Corp	$80
3,016		Citizens Holding Co	74
306,766	*	Citizens Republic Bancorp, Inc	362
12,921		City Holding Co	443
35,999		City National Corp	1,943
10,007		Clifton Savings Bancorp, Inc	93
6,672		CNB Financial Corp	103
21,290		CoBiz, Inc	133
21,548		Columbia Banking System, Inc	438
137,773		Comerica, Inc	5,241
49,935		Commerce Bancshares, Inc	2,054
25,190		Community Bank System, Inc	574
11,562		Community Trust Bancorp, Inc	313
42,426		Cullen/Frost Bankers, Inc	2,367
67,239		CVB Financial Corp	668
19,824		Dime Community Bancshares	250
17,386	*	Dollar Financial Corp	418
7,486	*	Eagle Bancorp, Inc	89
86,790		East West Bancorp, Inc	1,512
3,785		Enterprise Bancorp, Inc	46
5,234		Enterprise Financial Services Corp	58
6,988		ESB Financial Corp	90
12,436		ESSA Bancorp, Inc	156
36,402	*	Euronet Worldwide, Inc	671
4,534		Farmers Capital Bank Corp	39
619,112		Fifth Third Bancorp	8,414
7,979		Financial Institutions, Inc	117
9,860		First Bancorp (NC)	133
78,912		First Bancorp (Puerto Rico)	190
6,485		First Bancorp, Inc	103
16,258		First Busey Corp	72
5,016		First Citizens Bancshares, Inc (Class A)	997
65,852		First Commonwealth Financial Corp	442
6,565		First Community Bancshares, Inc	81
6,428		First Defiance Financial Corp	65
39,758		First Financial Bancorp	707
16,578		First Financial Bankshares, Inc	855
8,954		First Financial Corp	259
8,300		First Financial Holdings, Inc	125
16,505		First Financial Northwest, Inc	113
2,916		First Financial Service Corp	26
172,666	*	First Horizon National Corp	2,426
12,330		First Merchants Corp	86
57,533		First Midwest Bancorp, Inc	780
152,587		First Niagara Financial Group, Inc	2,170
4,191		First of Long Island Corp	101
5,157		First South Bancorp, Inc	64
65,561		FirstMerit Corp	1,414
31,002	*	Flagstar Bancorp, Inc	19
19,779		Flushing Financial Corp	250
87,796		FNB Corp	712
4,305	*	Fox Chase Bancorp, Inc	47

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

139,518		Fulton Financial Corp	$1,422
8,476		German American Bancorp, Inc	128
56,600		Glacier Bancorp, Inc	862
7,809		Great Southern Bancorp, Inc	175
40,600	*	Guaranty Bancorp	65
13,866		Hampton Roads Bankshares, Inc	22
22,696		Hancock Holding Co	949
42,413		Harleysville National Corp	284
10,342		Heartland Financial USA, Inc	165
4,346	*	Heritage Financial Corp	66
6,749	*	Home Bancorp, Inc	94
13,542		Home Bancshares, Inc	358
12,641		Home Federal Bancorp, Inc	183
374,514		Hudson City Bancorp, Inc	5,303
567,359		Huntington Bancshares, Inc	3,047
20,966		IBERIABANK Corp	1,258
17,904		Independent Bank Corp	442
40,567		International Bancshares Corp	933
37,852	*	Investors Bancorp, Inc	500
3,133,597		JPMorgan Chase & Co	140,227
14,732		Kearny Financial Corp	154
679,791		Keycorp	5,268
13,792		Lakeland Bancorp, Inc	122
8,565		Lakeland Financial Corp	163
5,980		Legacy Bancorp, Inc	57
60,349		M&T Bank Corp	4,791
11,504		MainSource Financial Group, Inc	77
418,411		Marshall & Ilsley Corp	3,368
38,744		MB Financial, Inc	873
3,784		Merchants Bancshares, Inc	82
7,250	*	Meridian Interstate Bancorp, Inc	75
3,556		Midsouth Bancorp, Inc	59
25,640	*	Nara Bancorp, Inc	225
1,893		NASB Financial, Inc	44
5,351		National Bankshares, Inc	146
97,609		National Penn Bancshares, Inc	674
27,027		NBT Bancorp, Inc	618
24,010	*	Net 1 UEPS Technologies, Inc	442
337,083		New York Community Bancorp, Inc	5,575
85,685		NewAlliance Bancshares, Inc	1,081
4,865		Northeast Community Bancorp, Inc	35
189,499		Northern Trust Corp	10,472
14,313		Northfield Bancorp, Inc	207
4,676		Northrim BanCorp, Inc	80
41,213		Northwest Bancshares, Inc	484
1,433		Norwood Financial Corp	39
6,098		OceanFirst Financial Corp	69
3,056		Ohio Valley Banc Corp	66
67,288		Old National Bancorp	804
9,237		Old Second Bancorp, Inc	61
22,798		Oriental Financial Group, Inc	308
8,236		Oritani Financial Corp	132

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,841		Orrstown Financial Services, Inc	$97
33,369		Pacific Capital Bancorp	60
7,335		Pacific Continental Corp	77
22,250		PacWest Bancorp	508
9,214		Park National Corp	574
6,295		Peapack Gladstone Financial Corp	99
2,964		Penns Woods Bancorp, Inc	99
3,548	*	Pennsylvania Commerce Bancorp, Inc	49
6,808		Peoples Bancorp, Inc	112
2,916		Peoples Financial Corp	44
297,102		People’s United Financial, Inc	4,647
25,469	*	Pinnacle Financial Partners, Inc	385
406,044		PNC Financial Services Group, Inc	24,241
568,195		Popular, Inc	1,653
65,532		Premierwest Bancorp	29
39,968		PrivateBancorp, Inc	548
37,342		Prosperity Bancshares, Inc	1,531
45,191		Provident Financial Services, Inc	538
30,181		Provident New York Bancorp	286
2,997		Prudential Bancorp, Inc of Pennsylvania	25
896,118		Regions Financial Corp	7,035
15,054		Renasant Corp	244
6,104		Republic Bancorp, Inc (Class A)	115
5,918	*	Republic First Bancorp, Inc	23
6,115		Rockville Financial, Inc	75
7,271		Roma Financial Corp	91
20,998		S&T Bancorp, Inc	439
8,198		S.Y. Bancorp, Inc	187
11,917		Sandy Spring Bancorp, Inc	179
4,873	*	Santander BanCorp	60
9,604		SCBT Financial Corp	356
6,171		Shore Bancshares, Inc	88
3,786		Sierra Bancorp	49
35,162	*	Signature Bank	1,303
9,660		Simmons First National Corp (Class A)	266
11,251		Smithtown Bancorp, Inc	46
102,277		South Financial Group, Inc	71
9,217		Southside Bancshares, Inc	199
9,257		Southwest Bancorp, Inc	77
10,282		State Bancorp, Inc	81
387,612		State Street Corp	17,497
16,183		StellarOne Corp	216
16,576		Sterling Bancorp	167
66,597		Sterling Bancshares, Inc	372
40,780	*	Sterling Financial Corp	23
7,140		Suffolk Bancorp	219
9,646	*	Sun Bancorp, Inc	38
391,643		SunTrust Banks, Inc	10,492
82,235		Susquehanna Bancshares, Inc	807
31,722	*	SVB Financial Group	1,480
339,634		Synovus Financial Corp	1,117
110,460		TCF Financial Corp	1,761

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,400		Territorial Bancorp, Inc	$179
36,036	*	Texas Capital Bancshares, Inc	684
67,219		TFS Financial Corp	897
7,985	*	The Bancorp, Inc	71
7,054		Tompkins Trustco, Inc	257
2,692		Tower Bancorp, Inc	72
14,640		TowneBank	204
9,919		Trico Bancshares	197
62,026		Trustco Bank Corp NY	383
51,849		Trustmark Corp	1,267
28,432		UMB Financial Corp	1,154
74,924		Umpqua Holdings Corp	993
8,916		Union Bankshares Corp	135
30,662		United Bankshares, Inc	804
92,170	*	United Community Banks, Inc	406
15,445		United Financial Bancorp, Inc	216
4,738		United Security Bancshares	71
9,080		Univest Corp of Pennsylvania	170
1,492,049		US Bancorp	38,614
118,769		Valley National Bancorp	1,825
7,559		ViewPoint Financial Group	123
7,186		Washington Banking Co	90
94,510		Washington Federal, Inc	1,920
10,818		Washington Trust Bancorp, Inc	202
7,507	*	Waterstone Financial, Inc	27
52,669		Webster Financial Corp	921
4,080,001		Wells Fargo & Co	126,969
19,012		WesBanco, Inc	309
11,970		West Bancorporation, Inc	79
23,845		Westamerica Bancorporation	1,375
56,187	*	Western Alliance Bancorp	320
550,586		Western Union Co	9,338
23,121		Westfield Financial, Inc	212
75,084		Whitney Holding Corp	1,035
4,209		Wilber Corp	28
71,613		Wilmington Trust Corp	1,187
9,638		Wilshire Bancorp, Inc	106
23,649		Wintrust Financial Corp	880
4,467		WSFS Financial Corp	174
8,510		Yadkin Valley Financial Corp	37
117,375		Zions Bancorporation	2,561

		TOTAL DEPOSITORY INSTITUTIONS	770,030

EATING AND DRINKING PLACES - 1.1%
18,260	*	AFC Enterprises	196
10,622	*	Benihana, Inc	69
13,771	*	BJ’s Restaurants, Inc	321
24,666		Bob Evans Farms, Inc	762
78,146		Brinker International, Inc	1,507
13,602	*	Buffalo Wild Wings, Inc	654
86,018		Burger King Holdings, Inc	1,829
20,543	*	California Pizza Kitchen, Inc	345

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,099	*	Carrols Restaurant Group, Inc	$55
17,289		CBRL Group, Inc	802
17,642	*	CEC Entertainment, Inc	672
46,024	*	Cheesecake Factory	1,245
25,349	*	Chipotle Mexican Grill, Inc (Class A)	2,856
39,583		CKE Restaurants, Inc	438
107,900		Darden Restaurants, Inc	4,806
75,312	*	Denny’s Corp	289
2,189	*	Diedrich Coffee, Inc	76
13,678	*	DineEquity, Inc	541
30,059	*	Domino’s Pizza, Inc	410
1,620		Frisch’s Restaurants, Inc	36
44,170	*	Jack in the Box, Inc	1,040
39,822	*	Krispy Kreme Doughnuts, Inc	160
8,401	*	Landry’s Restaurants, Inc	151
14,864	*	Luby’s, Inc	59
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	120
868,605		McDonald’s Corp	57,953
14,289	*	O’Charleys, Inc	128
18,183	*	Papa John’s International, Inc	467
18,084	*	PF Chang’s China Bistro, Inc	798
11,853	*	Red Robin Gourmet Burgers, Inc	290
58,476	*	Ruby Tuesday, Inc	618
26,831	*	Ruth’s Chris Steak House, Inc	142
45,772	*	Sonic Corp	506
578,006	*	Starbucks Corp	14,028
958	*	Steak N Shake Co	365
37,299	*	Texas Roadhouse, Inc (Class A)	518
282,986		Wendy’s/Arby’s Group, Inc (Class A)	1,415
363,677		Yum! Brands, Inc	13,940

		TOTAL EATING AND DRINKING PLACES	110,607

EDUCATIONAL SERVICES - 0.2%
13,862	*	American Public Education, Inc	646
103,701	*	Apollo Group, Inc (Class A)	6,356
5,600	*	Archipelago Learning, Inc	82
10,806	*	Bridgepoint Education, Inc	266
55,966	*	Career Education Corp	1,771
23,045	*	ChinaCast Education Corp	168
62,840	*	Corinthian Colleges, Inc	1,105
48,586		DeVry, Inc	3,168
17,800	*	Education Management Corp	390
12,064	*	Grand Canyon Education, Inc	315
30,475	*	ITT Educational Services, Inc	3,428
18,366	*	K12, Inc	408
6,272	*	Learning Tree International, Inc	88
7,293	*	Lincoln Educational Services Corp	185
9,555	*	Princeton Review, Inc	33
11,133		Strayer Education, Inc	2,711
19,401	*	Universal Technical Institute, Inc	443

		TOTAL EDUCATIONAL SERVICES	21,563

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES - 4.0%
517,360	*	AES Corp	$5,691
63,116		AGL Resources, Inc	2,439
129,395		Allegheny Energy, Inc	2,976
26,011		Allete, Inc	871
86,951		Alliant Energy Corp	2,892
186,647		Ameren Corp	4,868
14,202		American Ecology Corp	229
375,775		American Electric Power Co, Inc	12,844
18,197		American States Water Co	631
53,716		American Water Works Co, Inc	1,169
104,679		Aqua America, Inc	1,839
4,909		Artesian Resources Corp	87
70,089		Atmos Energy Corp	2,002
46,278		Avista Corp	958
29,085		Black Hills Corp	883
15,365		California Water Service Group	578
256,909	*	Calpine Corp	3,055
301,288		Centerpoint Energy, Inc	4,326
10,819		Central Vermont Public Service Corp	218
13,300		CH Energy Group, Inc	543
8,826		Chesapeake Utilities Corp	263
30,062	*	Clean Energy Fuels Corp	685
17,301	*	Clean Harbors, Inc	961
48,084		Cleco Corp	1,277
171,136		CMS Energy Corp	2,646
6,221		Connecticut Water Service, Inc	145
215,898		Consolidated Edison, Inc	9,616
10,306		Consolidated Water Co, Inc	140
142,304		Constellation Energy Group, Inc	4,996
99,005	*	Covanta Holding Corp	1,649
42,320		Crosstex Energy, Inc	368
464,912		Dominion Resources, Inc	19,114
91,244		DPL, Inc	2,481
129,557		DTE Energy Co	5,778
1,015,112		Duke Energy Corp	16,568
375,752	*	Dynegy, Inc (Class A)	473
257,382		Edison International	8,795
542,670		El Paso Corp	5,883
35,119	*	El Paso Electric Co	723
34,943		Empire District Electric Co	630
54,955		Energen Corp	2,557
57,426		EnergySolutions, Inc	369
11,773	*	EnerNOC, Inc	349
155,151		Entergy Corp	12,622
519,969		Exelon Corp	22,781
240,811		FirstEnergy Corp	9,413
323,543		FPL Group, Inc	15,637
103,717		Great Plains Energy, Inc	1,926
68,666		Hawaiian Electric Industries, Inc	1,542
39,800		Idacorp, Inc	1,378
57,780		Integrys Energy Group, Inc	2,738

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,559		ITC Holdings Corp	$2,231
18,300		Laclede Group, Inc	617
140,890		MDU Resources Group, Inc	3,040
18,500		MGE Energy, Inc	654
9,765		Middlesex Water Co	166
110,337	*	Mirant Corp	1,198
54,213		National Fuel Gas Co	2,740
35,420		New Jersey Resources Corp	1,330
37,119		Nicor, Inc	1,556
208,593		NiSource, Inc	3,296
137,566		Northeast Utilities	3,802
21,251		Northwest Natural Gas Co	990
30,516		NorthWestern Corp	818
207,329	*	NRG Energy, Inc	4,333
85,889		NSTAR	3,042
176,210		NV Energy, Inc	2,173
76,189		OGE Energy Corp	2,967
80,701		Oneok, Inc	3,684
15,003		Ormat Technologies, Inc	422
29,407		Otter Tail Corp	646
3,325		Pennichuck Corp	78
168,153		Pepco Holdings, Inc	2,884
39,942	*	Perma-Fix Environmental Services	89
290,710		PG&E Corp	12,332
17,372	*	Pico Holdings, Inc	646
57,773		Piedmont Natural Gas Co, Inc	1,593
12,323	*	Pike Electric Corp	115
78,286		Pinnacle West Capital Corp	2,954
64,221		PNM Resources, Inc	805
60,898		Portland General Electric Co	1,176
297,742		PPL Corp	8,250
221,018		Progress Energy, Inc	8,699
34,100	*	Progress Energy, Inc (CVO)	5
398,668		Public Service Enterprise Group, Inc	11,769
136,975		Questar Corp	5,917
269,219	*	Reliant Energy, Inc	993
253,347		Republic Services, Inc	7,352
10,949		Resource America, Inc (Class A)	53
94,530		SCANA Corp	3,553
193,430		Sempra Energy	9,652
10,436		SJW Corp	265
24,251		South Jersey Industries, Inc	1,018
616,075		Southern Co	20,430
85,109		Southern Union Co	2,159
34,400		Southwest Gas Corp	1,029
16,033		Southwest Water Co	167
67,815	*	Stericycle, Inc	3,696
163,004		TECO Energy, Inc	2,590
85,402		UGI Corp	2,267
26,118		UIL Holdings Corp	718
27,775		Unisource Energy Corp	873
11,594		Unitil Corp	270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

67,579		Vectren Corp	$1,671
63,647	*	Waste Connections, Inc	2,161
389,225		Waste Management, Inc	13,402
19,253	*	Waste Services, Inc	190
86,996		Westar Energy, Inc	1,940
41,725		WGL Holdings, Inc	1,446
450,065		Williams Cos, Inc	10,396
92,788		Wisconsin Energy Corp	4,585
353,988		Xcel Energy, Inc	7,505
9,006		York Water Co	124

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	401,124

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.6%
21,900	*	A123 Systems, Inc	301
30,135	*	Acme Packet, Inc	582
21,535	*	Actel Corp	298
33,751		Acuity Brands, Inc	1,425
82,321	*	Adaptec, Inc	269
76,254	*	ADC Telecommunications, Inc	557
25,828	*	Advanced Analogic Technologies, Inc	90
49,842	*	Advanced Battery Technologies, Inc	194
23,059	*	Advanced Energy Industries, Inc	382
441,850	*	Advanced Micro Devices, Inc	4,096
18,258	*	Airvana, Inc	140
233,514		Altera Corp	5,677
33,594	*	American Superconductor Corp	971
84,768		Ametek, Inc	3,514
86,945	*	Amkor Technology, Inc	615
136,047		Amphenol Corp (Class A)	5,740
47,982	*	Anadigics, Inc	233
229,599		Analog Devices, Inc	6,617
703,354	*	Apple Computer, Inc	165,238
51,846	*	Applied Micro Circuits Corp	447
12,026		Applied Signal Technology, Inc	235
94,272	*	Arris Group, Inc	1,132
23,979	*	Ascent Solar Technologies, Inc	92
52,890	*	Atheros Communications, Inc	2,047
341,960	*	Atmel Corp	1,720
24,963	*	ATMI, Inc	482
118,635	*	Avnet, Inc	3,559
34,410		AVX Corp	489
10,559		AZZ, Inc	357
35,945		Baldor Electric Co	1,344
7,316		Bel Fuse, Inc (Class B)	147
51,432	*	Benchmark Electronics, Inc	1,067
24,403	*	BigBand Networks, Inc	86
387,219		Broadcom Corp (Class A)	12,848
19,382	*	Ceradyne, Inc	440
14,775	*	Ceva, Inc	172
27,817	*	Checkpoint Systems, Inc	615
39,449	*	China BAK Battery, Inc	95
36,073	*	China Security & Surveillance Technology, Inc	277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,300	*	China TransInfo Technology Corp	$29
70,799	*	Ciena Corp	1,079
4,543,704	*	Cisco Systems, Inc	118,273
21,353	*	Comtech Telecommunications Corp	683
5,037	*	CPI International, Inc	67
81,381	*	Cree, Inc	5,715
23,637		CTS Corp	223
12,848		Cubic Corp	463
119,631	*	Cypress Semiconductor Corp	1,376
10,171	*	DDi Corp	58
1,347,446	*	Dell, Inc	20,225
24,448	*	Diodes, Inc	548
42,899	*	Dolby Laboratories, Inc (Class A)	2,517
21,955	*	DSP Group, Inc	183
15,044	*	DTS, Inc	512
129,854		Eaton Corp	9,840
32,176	*	EchoStar Corp (Class A)	653
23,062	*	Electro Scientific Industries, Inc	295
52,713	*	EMCORE Corp	64
10,542	*	EMS Technologies, Inc	175
53,893	*	Energizer Holdings, Inc	3,382
54,352	*	Energy Conversion Devices, Inc	426
30,981	*	EnerSys	764
41,562	*	Entropic Communications, Inc	211
143,685	*	Evergreen Solar, Inc	162
25,111	*	Exar Corp	177
46,087	*	Exide Technologies	265
95,996	*	Fairchild Semiconductor International, Inc	1,022
39,969	*	First Solar, Inc	4,902
19,315		Franklin Electric Co, Inc	579
46,577	*	FuelCell Energy, Inc	131
14,500	*	Generac Holdings, Inc	203
14,375	*	Globecomm Systems, Inc	111
12,104	*	GP Strategies Corp	101
92,133	*	GrafTech International Ltd	1,259
16,954	*	Greatbatch, Inc	359
13,134	*	GSI Technology, Inc	61
23,300	*	GT Solar International, Inc	122
53,747		Harman International Industries, Inc	2,514
68,074	*	Harmonic, Inc	430
103,854		Harris Corp	4,932
42,057	*	Harris Stratex Networks, Inc (Class A)	279
21,557	*	Helen of Troy Ltd	562
1,884,268		Hewlett-Packard Co	100,149
79,515	*	Hexcel Corp	1,148
17,117	*	Hittite Microwave Corp	753
21,588	*	Imation Corp	238
67,383	*	Infinera Corp	574
124,419	*	Integrated Device Technology, Inc	763
4,400,280		Intel Corp	97,950
34,659	*	InterDigital, Inc	966
54,670	*	International Rectifier Corp	1,252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

94,162		Intersil Corp (Class A)	$1,390
17,746	*	IPG Photonics Corp	263
12,510	*	iRobot Corp	190
16,725	*	IXYS Corp	143
161,842	*	JDS Uniphase Corp	2,028
91,460		L-3 Communications Holdings, Inc	8,381
81,127	*	Lattice Semiconductor Corp	298
32,522		Lincoln Electric Holdings, Inc	1,767
177,028		Linear Technology Corp	5,006
17,104	*	Littelfuse, Inc	650
8,072	*	Loral Space & Communications, Inc	283
12,960		LSI Industries, Inc	88
494,222	*	LSI Logic Corp	3,025
401,742	*	Marvell Technology Group Ltd	8,188
241,520		Maxim Integrated Products, Inc	4,683
17,242	*	Maxwell Technologies, Inc	214
172,909	*	MEMC Electronic Materials, Inc	2,651
10,978	*	MEMSIC, Inc	35
13,858	*	Mercury Computer Systems, Inc	190
28,385		Methode Electronics, Inc	281
40,439		Micrel, Inc	431
146,838		Microchip Technology, Inc	4,135
667,847	*	Micron Technology, Inc	6,939
62,654	*	Microsemi Corp	1,086
45,471	*	Microtune, Inc	124
60,310	*	Microvision, Inc	170
33,720	*	MIPS Technologies, Inc	150
101,907		Molex, Inc	2,126
25,869	*	Monolithic Power Systems, Inc	577
36,229	*	Moog, Inc (Class A)	1,283
1,803,423	*	Motorola, Inc	12,660
6,600	*	Multi-Fineline Electronix, Inc	170
3,938		National Presto Industries, Inc	468
178,658		National Semiconductor Corp	2,582
261,299	*	NetApp, Inc	8,508
38,372	*	Netlogic Microsystems, Inc	1,129
77,389	*	Novellus Systems, Inc	1,935
3,184	*	NVE Corp	144
426,219	*	Nvidia Corp	7,408
39,050	*	Omnivision Technologies, Inc	671
321,621	*	ON Semiconductor Corp	2,573
63,876	*	Openwave Systems, Inc	147
15,398	*	Oplink Communications, Inc	285
13,224	*	OpNext, Inc	31
6,196	*	Orion Energy Systems, Inc	30
10,891	*	OSI Systems, Inc	305
18,452		Park Electrochemical Corp	530
16,717	*	Parkervision, Inc	28
19,298	*	Pericom Semiconductor Corp	207
39,345	*	Photronics, Inc	200
37,039		Plantronics, Inc	1,159
31,345	*	Plexus Corp	1,129

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,715	*	PLX Technology, Inc	$141
170,759	*	PMC - Sierra, Inc	1,523
64,770	*	Polycom, Inc	1,981
21,500	*	Polypore International, Inc	375
5,761	*	Powell Industries, Inc	187
20,115		Power Integrations, Inc	829
51,516	*	Power-One, Inc	217
96,435	*	Powerwave Technologies, Inc	121
92,060	*	QLogic Corp	1,869
1,303,266		Qualcomm, Inc	54,724
80,610	*	Rambus, Inc	1,761
11,399		Raven Industries, Inc	336
28,641		Regal-Beloit Corp	1,702
213,104	*	RF Micro Devices, Inc	1,061
12,342	*	Rogers Corp	358
9,394	*	Rubicon Technology, Inc	190
177,415	*	SanDisk Corp	6,144
38,773	*	SatCon Technology Corp	94
21,571	*	Seachange International, Inc	155
47,571	*	Semtech Corp	829
31,292	*	ShoreTel, Inc	207
56,384	*	Silicon Image, Inc	170
36,596	*	Silicon Laboratories, Inc	1,745
72,899	*	Silicon Storage Technology, Inc	222
128,457	*	Skyworks Solutions, Inc	2,004
35,494	*	Smart Modular Technologies WWH, Inc	274
9,719	*	Spectrum Control, Inc	114
18,903	*	Standard Microsystems Corp	440
10,374	*	Stoneridge, Inc	103
79,260	*	Sunpower Corp (Class A)	1,498
8,595	*	Supertex, Inc	220
14,861		Sycamore Networks, Inc	299
35,188	*	Symmetricom, Inc	205
26,694	*	Synaptics, Inc	737
38,313		Technitrol, Inc	202
10,550	*	Techwell, Inc	197
50,795	*	Tekelec	922
32,169		Teleflex, Inc	2,061
303,944		Tellabs, Inc	2,301
36,930	*	Tessera Technologies, Inc	749
1,005,216		Texas Instruments, Inc	24,598
41,326	*	Thomas & Betts Corp	1,622
40,125	*	Trident Microsystems, Inc	70
121,131	*	Triquint Semiconductor, Inc	848
32,309	*	TTM Technologies, Inc	287
9,064	*	Ultralife Corp	36
22,074	*	Universal Display Corp	260
8,900	*	Universal Electronics, Inc	199
42,939	*	US Geothermal, Inc	39
87,200	*	Utstarcom, Inc	243
36,704	*	Valence Technology, Inc	31
56,829	*	Varian Semiconductor Equipment Associates, Inc	1,882

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,975	*	Viasat, Inc	$830
12,845	*	Vicor Corp	177
12,385	*	Virage Logic Corp	97
138,523	*	Vishay Intertechnology, Inc	1,417
18,190	*	Volterra Semiconductor Corp	457
57,906		Whirlpool Corp	5,053
14,174	*	White Electronic Designs Corp	99
219,385		Xilinx, Inc	5,594
47,197	*	Zix Corp	109
19,213	*	Zoltek Cos, Inc	185
42,064	*	Zoran Corp	453

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	847,242

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
19,818	*	Accelrys, Inc	122
13,465	*	Advisory Board Co	424
72,536	*	Aecom Technology Corp	2,058
14,564	*	Affymax, Inc	341
110,387	*	Amylin Pharmaceuticals, Inc	2,483
68,338	*	Ariad Pharmaceuticals, Inc	232
7,981		CDI Corp	117
62,836	*	Celera Corp	446
16,785	*	comScore, Inc	280
8,356	*	Cornell Cos, Inc	153
27,057		Corporate Executive Board Co	719
8,400	*	CRA International, Inc	193
19,233		Diamond Management & Technology Consultants, Inc	151
69,074	*	Dyax Corp	236
35,238	*	eResearch Technology, Inc	243
87,374	*	Exelixis, Inc	530
11,236	*	Exponent, Inc	320
141,360		Fluor Corp	6,574
9,375	*	Franklin Covey Co	74
25,764	*	Furmanite Corp	134
47,841	*	Genpact Ltd	802
40,128	*	Gen-Probe, Inc	2,007
66,408	*	Hewitt Associates, Inc (Class A)	2,642
17,074	*	Hill International, Inc	100
16,505	*	Huron Consulting Group, Inc	335
10,813	*	ICF International, Inc	269
67,377	*	Incyte Corp	941
14,237	*	Infinity Pharmaceuticals, Inc	87
95,079	*	Insmed, Inc	112
74,058	*	Isis Pharmaceuticals, Inc	809
96,009	*	Jacobs Engineering Group, Inc	4,339
122,850		KBR, Inc	2,722
10,294	*	Kendle International, Inc	180
7,375		Landauer, Inc	481
60,298	*	Lexicon Pharmaceuticals, Inc	89
34,898	*	Luminex Corp	587
14,380		MAXIMUS, Inc	876
16,427	*	Maxygen, Inc	108

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

180,024	*	McDermott International, Inc	$4,846
7,039	*	Michael Baker Corp	243
7,800	*	Mistras Group, Inc	78
77,498	*	Myriad Genetics, Inc	1,864
40,393	*	Navigant Consulting, Inc	490
24,067	*	Omnicell, Inc	338
253,091		Paychex, Inc	7,770
47,888	*	Regeneron Pharmaceuticals, Inc	1,269
21,650	*	Repligen Corp	88
32,857	*	Resources Connection, Inc	630
38,564	*	Rigel Pharmaceuticals, Inc	307
38,631	*	RTI Biologics, Inc	167
314,738	*	SAIC, Inc	5,571
32,625	*	Sangamo Biosciences, Inc	177
50,281	*	Savient Pharmaceuticals, Inc	727
47,243	*	Sequenom, Inc	298
63,956	*	Shaw Group, Inc	2,201
8,699	*	Stanley, Inc	246
24,068	*	Symyx Technologies, Inc	108
10,424	*	Tejon Ranch Co	318
47,935	*	Tetra Tech, Inc	1,104
33,194		Towers Watson & Co	1,577
4,824	*	Transcend Services, Inc	78
63,697	*	URS Corp	3,160
2,793		VSE Corp	115

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	67,086

FABRICATED METAL PRODUCTS - 0.6%
26,734	*	Alliant Techsystems, Inc	2,173
7,062		Ameron International Corp	444
52,516		Aptargroup, Inc	2,067
73,622		Ball Corp	3,930
5,100	*	Bway Holding Co	103
23,060	*	Chart Industries, Inc	461
12,832		CIRCOR International, Inc	426
86,134		Commercial Metals Co	1,297
38,327		Crane Co	1,361
127,893	*	Crown Holdings, Inc	3,448
12,440		Dynamic Materials Corp	194
37,869	*	Griffon Corp	472
9,089		Gulf Island Fabrication, Inc	198
4,401	*	Hawk Corp	86
355,034		Illinois Tool Works, Inc	16,815
10,094		Insteel Industries, Inc	108
9,968	*	Ladish Co, Inc	201
25,129	*	Mobile Mini, Inc	389
119,077		Mueller Water Products, Inc (Class A)	569
23,613	*	NCI Building Systems, Inc	261
9,775	*	North American Galvanizing & Coating, Inc	54
124,907		Parker Hannifin Corp	8,087
75,224		Pentair, Inc	2,679
26,576		Quanex Building Products Corp	439

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,540		Silgan Holdings, Inc	$1,297
29,264		Simpson Manufacturing Co, Inc	812
5,034	*	SmartHeat, Inc	54
40,347	*	Smith & Wesson Holding Corp	153
46,317		Snap-On, Inc	2,007
122,840		Stanley Works	7,052
14,503		Sturm Ruger & Co, Inc	174
7,928		Sun Hydraulics Corp	206
44,785	*	Taser International, Inc	262
9,351	*	Trimas Corp	61
16,165		Valmont Industries, Inc	1,339
23,144		Watts Water Technologies, Inc (Class A)	719

		TOTAL FABRICATED METAL PRODUCTS	60,398

FISHERIES - 0.0%
5,153	*	HQ Sustainable Maritime Industries, Inc	31

		TOTAL FISHERIES	31

FOOD AND KINDRED PRODUCTS - 3.9%
20,643	*	AgFeed Industries, Inc	91
6,818	*	American Dairy, Inc	131
16,175	*	American Italian Pasta Co	629
505,550		Archer Daniels Midland Co	14,609
22,577		B&G Foods, Inc (Class A)	237
6,482	*	Boston Beer Co, Inc (Class A)	339
104,292		Bunge Ltd	6,428
155,411		Campbell Soup Co	5,494
51,442	*	Central Garden and Pet Co (Class A)	471
4,202		Coca-Cola Bottling Co Consolidated	246
1,823,695		Coca-Cola Co	100,302
243,057		Coca-Cola Enterprises, Inc	6,723
350,726		ConAgra Foods, Inc	8,793
145,538	*	Constellation Brands, Inc (Class A)	2,393
57,268		Corn Products International, Inc	1,985
60,640	*	Darling International, Inc	543
151,457		Del Monte Foods Co	2,211
14,403		Diamond Foods, Inc	606
197,400		Dr Pepper Snapple Group, Inc	6,943
5,320		Farmer Bros Co	100
66,288		Flowers Foods, Inc	1,640
258,777		General Mills, Inc	18,318
248,307		H.J. Heinz Co	11,325
56,936	*	Hansen Natural Corp	2,470
7,067	*	Harbinger Group, Inc	48
122,786		Hershey Co	5,256
55,510		Hormel Foods Corp	2,332
8,158		Imperial Sugar Co	127
11,326		J&J Snack Foods Corp	492
92,875		J.M. Smucker Co	5,597
201,625		Kellogg Co	10,773
1,361,601		Kraft Foods, Inc (Class A)	41,174
15,418		Lancaster Colony Corp	909

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,149		Lance, Inc	$535
3,603	*	Lifeway Foods, Inc	43
8,556	*	M&F Worldwide Corp	262
9,400	*	Matrixx Initiatives, Inc	48
104,609		McCormick & Co, Inc	4,013
161,800		Mead Johnson Nutrition Co	8,418
101,812		Molson Coors Brewing Co (Class B)	4,282
5,604		National Beverage Corp	62
13,326	*	Omega Protein Corp	77
12,378	*	Overhill Farms, Inc	72
12,195	*	Peet’s Coffee & Tea, Inc	484
1,273,255		PepsiCo, Inc	84,238
44,601	*	Ralcorp Holdings, Inc	3,023
133,896		Reynolds American, Inc	7,228
16,068		Sanderson Farms, Inc	861
542,201		Sara Lee Corp	7,553
7,792	*	Seneca Foods Corp	227
53,670	*	Smart Balance, Inc	348
108,127	*	Smithfield Foods, Inc	2,243
20,486		Tootsie Roll Industries, Inc	554
25,812	*	TreeHouse Foods, Inc	1,132
230,818		Tyson Foods, Inc (Class A)	4,420

		TOTAL FOOD AND KINDRED PRODUCTS	389,858

FOOD STORES - 0.3%
837		Arden Group, Inc (Class A)	89
27,600	*	Dole Food Co, Inc	327
34,215	*	Great Atlantic & Pacific Tea Co, Inc	262
8,163		Ingles Markets, Inc (Class A)	123
516,640		Kroger Co	11,191
22,448	*	Panera Bread Co (Class A)	1,718
16,292	*	Pantry, Inc	203
33,448		Ruddick Corp	1,058
306,045		Safeway, Inc	7,609
165,275		Supervalu, Inc	2,757
5,570	*	Susser Holdings Corp	47
4,652		Village Super Market (Class A)	130
8,834		Weis Markets, Inc	321
103,504	*	Whole Foods Market, Inc	3,742
41,829	*	Winn-Dixie Stores, Inc	522

		TOTAL FOOD STORES	30,099

FORESTRY - 0.1%
61,487		Rayonier, Inc	2,793
163,714		Weyerhaeuser Co	7,412

		TOTAL FORESTRY	10,205

FURNITURE AND FIXTURES - 0.1%
7,057	*	Astronics Corp	69
18,783		Ethan Allen Interiors, Inc	387
34,198	*	Furniture Brands International, Inc	220
41,802		Herman Miller, Inc	755

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,716		Hill-Rom Holdings, Inc	$1,244
33,809		HNI Corp	901
7,413		Hooker Furniture Corp	119
18,600		Kimball International, Inc (Class B)	129
47,219	*	Kinetic Concepts, Inc	2,257
53,628	*	La-Z-Boy, Inc	672
119,468		Leggett & Platt, Inc	2,586
281,044		Masco Corp	4,362
57,367	*	Sealy Corp	201
7,908	*	Stanley Furniture Co, Inc	80
54,705		Steelcase, Inc (Class A)	354
57,532	*	Tempur-Pedic International, Inc	1,736

		TOTAL FURNITURE AND FIXTURES	16,072

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
204,444	*	Bed Bath & Beyond, Inc	8,946
126,094	*	GameStop Corp (Class A)	2,763
16,062		Haverty Furniture Cos, Inc	262
9,008	*	hhgregg, Inc	227
35,963		Knoll, Inc	405
104,955	*	Pier 1 Imports, Inc	669
95,926		RadioShack Corp	2,171
6,400	*	Rex Stores Corp	104
21,617	*	Tuesday Morning Corp	142
71,873		Williams-Sonoma, Inc	1,890

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	17,579

GENERAL BUILDING CONTRACTORS - 0.2%
1,271	*	Amrep Corp	18
3,890	*	Avatar Holdings, Inc	84
69,719	*	Beazer Homes USA, Inc	317
7,978		Brookfield Homes Corp	70
4,557	*	Cavco Industries, Inc	156
212,707		DR Horton, Inc	2,680
65,648	*	Hovnanian Enterprises, Inc (Class A)	286
58,687		KB Home	983
122,890		Lennar Corp (Class A)	2,115
16,303	*	M/I Homes, Inc	239
17,708		McGrath RentCorp	429
31,395		MDC Holdings, Inc	1,087
24,046	*	Meritage Homes Corp	505
4,602	*	NVR, Inc	3,342
20,289	*	Perini Corp	441
256,906	*	Pulte Homes, Inc	2,890
35,106		Ryland Group, Inc	788
95,329	*	Standard-Pacific Corp	431
13,336	*	Team, Inc	221
109,135	*	Toll Brothers, Inc	2,270

		TOTAL GENERAL BUILDING CONTRACTORS	19,352

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

GENERAL MERCHANDISE STORES - 2.0%
34,292	*	99 Cents Only Stores	$559
65,532	*	Big Lots, Inc	2,387
44,967	*	BJ’s Wholesale Club, Inc	1,663
44,421		Casey’s General Stores, Inc	1,395
8,648	*	Conn’s, Inc	68
342,824		Costco Wholesale Corp	20,470
41,061		Dillard’s, Inc (Class A)	969
26,300	*	Dollar General Corp	664
112,343		Family Dollar Stores, Inc	4,113
29,664		Fred’s, Inc (Class A)	355
172,217		JC Penney Co, Inc	5,540
327,288		Macy’s, Inc	7,125
17,729	*	Retail Ventures, Inc	169
95,426	*	Saks, Inc	821
39,245	*	Sears Holdings Corp	4,255
17,973	*	Stein Mart, Inc	162
591,269		Target Corp	31,101
323,704		TJX Companies, Inc	13,764
1,741,927		Wal-Mart Stores, Inc	96,851

		TOTAL GENERAL MERCHANDISE STORES	192,431

HEALTH SERVICES - 1.4%
18,580	*	Alliance Imaging, Inc	104
34,529	*	Allied Healthcare International, Inc	94
7,268	*	Almost Family, Inc	274
21,596	*	Amedisys, Inc	1,193
6,404		America Service Group, Inc	103
9,851	*	American Dental Partners, Inc	129
225,810		AmerisourceBergen Corp	6,531
24,648	*	Amsurg Corp	532
8,583	*	Assisted Living Concepts, Inc (A Shares)	282
11,668	*	Bio-Reference Labs, Inc	513
33,994	*	Brookdale Senior Living, Inc	708
11,140	*	China Sky One Medical, Inc	175
70,912	*	Community Health Systems, Inc	2,619
23,514	*	Continucare Corp	87
6,016	*	Corvel Corp	215
50,029	*	Covance, Inc	3,071
114,216	*	Coventry Health Care, Inc	2,823
22,090	*	Cross Country Healthcare, Inc	223
27,223	*	CryoLife, Inc	176
82,464	*	DaVita, Inc	5,228
44,917	*	Edwards Lifesciences Corp	4,441
17,698	*	eHealth, Inc	279
14,234	*	Emeritus Corp	290
6,373		Ensign Group, Inc	110
18,855	*	Enzo Biochem, Inc	114
216,040	*	Express Scripts, Inc	21,984
11,423	*	Genomic Health, Inc	201
15,633	*	Genoptix, Inc	555
22,160	*	Gentiva Health Services, Inc	627
18,744	*	Health Grades, Inc	119
197,006	*	Health Management Associates, Inc (Class A)	1,694

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,500	*	Healthsouth Corp	$1,337
28,116	*	Healthways, Inc	452
54,649	*	Immunomedics, Inc	181
11,925	*	IPC The Hospitalist Co, Inc	419
29,869	*	Kindred Healthcare, Inc	539
85,385	*	Laboratory Corp of America Holdings	6,464
11,885	*	LCA-Vision, Inc	99
14,598	*	LHC Group, Inc	489
41,072	*	LifePoint Hospitals, Inc	1,511
53,547	*	Lincare Holdings, Inc	2,403
27,118	*	Magellan Health Services, Inc	1,179
214,028		McKesson Corp	14,066
11,469	*	Medcath Corp	120
380,602	*	Medco Health Solutions, Inc	24,573
6,892		National Healthcare Corp	244
76,148	*	Nektar Therapeutics	1,158
15,155	*	Nighthawk Radiology Holdings, Inc	48
16,021	*	NovaMed, Inc	54
25,907	*	Odyssey HealthCare, Inc	469
93,450		Omnicare, Inc	2,644
35,963	*	Pediatrix Medical Group, Inc	2,093
81,765		Pharmaceutical Product Development, Inc	1,942
43,029	*	Psychiatric Solutions, Inc	1,282
122,448		Quest Diagnostics, Inc	7,137
19,070	*	RehabCare Group, Inc	520
26,000	*	Select Medical Holdings Corp	219
15,881	*	Skilled Healthcare Group, Inc (Class A)	98
40,332	*	Sun Healthcare Group, Inc	385
35,130	*	Sunrise Senior Living, Inc	180
11,500	*	Team Health Holdings, Inc	193
367,275	*	Tenet Healthcare Corp	2,101
71,696		Universal Health Services, Inc (Class B)	2,516
8,422	*	US Physical Therapy, Inc	147
5,340	*	Virtual Radiologic Corp	59

		TOTAL HEALTH SERVICES	132,815

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
47,100	*	Broadwind Energy, Inc	211
15,782	*	Comverge, Inc	178
28,988		Granite Construction, Inc	875
28,862		Great Lakes Dredge & Dock Corp	152
7,262	*	LB Foster Co (Class A)	210
23,922	*	Matrix Service Co	257
13,261	*	MYR Group, Inc	216
19,593	*	Orion Marine Group, Inc	354
8,423	*	Sterling Construction Co, Inc	132

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,585

HOLDING AND OTHER INVESTMENT OFFICES - 2.8%
30,272		Acadia Realty Trust	541
31,920	*	Affiliated Managers Group, Inc	2,522
5,860		Agree Realty Corp	134

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,723		Alexander’s, Inc	$515
34,274		Alexandria Real Estate Equities, Inc	2,317
151,445	*	Allied Capital Corp	753
111,148		AMB Property Corp	3,028
39,859		American Campus Communities, Inc	1,102
13,863		American Capital Agency Corp	355
12,511	*	Ampal American Israel (Class A)	35
431,083		Annaly Mortgage Management, Inc	7,406
87,436		Anworth Mortgage Asset Corp	589
90,262		Apartment Investment & Management Co (Class A)	1,662
7,800		Apollo Commercial Real Estate Finance, Inc	140
59,957	*	Ashford Hospitality Trust, Inc	430
10,813		Associated Estates Realty Corp	149
61,892		AvalonBay Communities, Inc	5,344
76,686		BioMed Realty Trust, Inc	1,268
109,109		Boston Properties, Inc	8,231
112,018		Brandywine Realty Trust	1,368
42,370		BRE Properties, Inc (Class A)	1,515
50,873		Camden Property Trust	2,118
8,730	*	Cape Bancorp, Inc	70
60,957		Capital Lease Funding, Inc	338
2,167		Capital Southwest Corp	197
53,489		Capstead Mortgage Corp	640
115,359		CBL & Associates Properties, Inc	1,580
31,340		Cedar Shopping Centers, Inc	248
5,581		Cherokee, Inc	100
20,827		Cogdell Spencer, Inc	154
51,371		Colonial Properties Trust	662
11,100		Colony Financial, Inc	222
43,764		Corporate Office Properties Trust	1,756
57,259		Cousins Properties, Inc	476
10,600		CreXus Investment Corp	142
17,535		Danvers Bancorp, Inc	243
158,800		DCT Industrial Trust, Inc	831
174,404		Developers Diversified Realty Corp	2,122
102,550		DiamondRock Hospitality Co	1,037
59,971		Digital Realty Trust, Inc	3,250
88,791		Douglas Emmett, Inc	1,365
173,154		Duke Realty Corp	2,147
9,022		Dynex Capital, Inc	81
19,564		EastGroup Properties, Inc	738
43,827		Education Realty Trust, Inc	252
32,437		Entertainment Properties Trust	1,334
21,382		Equity Lifestyle Properties, Inc	1,152
26,061		Equity One, Inc	492
212,864		Equity Residential	8,334
22,577		Essex Property Trust, Inc	2,031
62,323		Extra Space Storage, Inc	790
46,343		Federal Realty Investment Trust	3,374
66,474	*	FelCor Lodging Trust, Inc	379
42,593	*	First Industrial Realty Trust, Inc	331
25,392		First Potomac Realty Trust	382

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

48,173		Franklin Street Properties Corp	$695
14,898		Getty Realty Corp	349
15,081		Gladstone Capital Corp	178
6,667		Gladstone Commercial Corp	96
48,316		Glimcher Realty Trust	245
58,824	*	Gramercy Capital Corp	164
16,757	*	Harris & Harris Group, Inc	77
31,378		Hatteras Financial Corp	809
230,197		HCP, Inc	7,597
95,431		Health Care REIT, Inc	4,316
45,444		Healthcare Realty Trust, Inc	1,058
75,808		Hersha Hospitality Trust	393
54,288		Highwoods Properties, Inc	1,723
33,859	*	Hilltop Holdings, Inc	398
27,352		Home Properties, Inc	1,280
94,278		Hospitality Properties Trust	2,258
511,848		Host Marriott Corp	7,499
197,977		HRPT Properties Trust	1,540
53,550		Inland Real Estate Corp	490
13,400		Invesco Mortgage Capital, Inc	308
61,579		Investors Real Estate Trust	555
9,200	*	Ironwood Pharmaceuticals, Inc	124
898,593		iShares Russell 3000 Index Fund	61,833
84,164	*	iStar Financial, Inc	386
33,316		Kilroy Realty Corp	1,027
317,750		Kimco Realty Corp	4,970
35,097		Kite Realty Group Trust	166
51,068		LaSalle Hotel Properties	1,190
79,456		Lexington Corporate Properties Trust	517
85,850		Liberty Property Trust	2,914
17,555		LTC Properties, Inc	475
79,858		Macerich Co	3,059
59,666		Mack-Cali Realty Corp	2,103
5,395		Main Street Capital Corp	84
70,910		Medical Properties Trust, Inc	743
229,419		MFA Mortgage Investments, Inc	1,689
21,993		Mid-America Apartment Communities, Inc	1,139
14,218		Mission West Properties, Inc	98
13,926		Monmouth Real Estate Investment Corp (Class A)	117
17,411		MVC Capital, Inc	236
21,615		National Health Investors, Inc	838
64,704		National Retail Properties, Inc	1,477
88,255		Nationwide Health Properties, Inc	3,102
63,283		NorthStar Realty Finance Corp	266
66,487		Omega Healthcare Investors, Inc	1,296
16,523		Parkway Properties, Inc	310
13,500	*	Pebblebrook Hotel Trust	284
39,626		Pennsylvania Real Estate Investment Trust	494
11,300	*	Pennymac Mortgage Investment Trust	188
40,500		Piedmont Office Realty Trust, Inc	804
127,141		Plum Creek Timber Co, Inc	4,947
36,066		Post Properties, Inc	794

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,402		Potlatch Corp	$1,170
376,833		Prologis	4,974
49,146		Prospect Capital Corp	597
13,782		PS Business Parks, Inc	736
106,640		Public Storage, Inc	9,810
79,770		RAIT Investment Trust	158
20,748		Ramco-Gershenson Properties	234
83,044		Realty Income Corp	2,549
59,452		Redwood Trust, Inc	917
69,474		Regency Centers Corp	2,603
15,662		Resource Capital Corp	106
6,560		Saul Centers, Inc	272
98,382		Senior Housing Properties Trust	2,179
188,168		Simon Property Group, Inc	15,787
58,802		SL Green Realty Corp	3,368
21,282		Sovran Self Storage, Inc	742
8,406	*	SRS Labs, Inc	84
36,500		Starwood Property Trust, Inc	704
91,126	*	Strategic Hotels & Resorts, Inc	387
12,790		Sun Communities, Inc	322
76,097	*	Sunstone Hotel Investors, Inc	850
31,091		Tanger Factory Outlet Centers, Inc	1,342
42,522		Taubman Centers, Inc	1,697
6,500	*	Terreno Realty Corp	128
116,061		UDR, Inc	2,047
6,794		UMH Properties, Inc	56
10,285		Universal Health Realty Income Trust	363
19,529		Urstadt Biddle Properties, Inc (Class A)	309
64,991		U-Store-It Trust	468
21,439	*	Vantage Drilling Co	32
121,779		Ventas, Inc	5,782
221,694		Virgin Media, Inc	3,826
4,394	*	Virtus Investment Partners, Inc	92
120,103		Vornado Realty Trust	9,092
50,291		WABCO Holdings, Inc	1,505
16,401		Walter Investment Management Corp	262
44,612		Washington Real Estate Investment Trust	1,363
81,200		Weingarten Realty Investors	1,751
11,543		Winthrop Realty Trust	139

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	287,273

HOTELS AND OTHER LODGING PLACES - 0.4%
28,396		Ameristar Casinos, Inc	517
15,345	*	Bluegreen Corp	50
43,845	*	Boyd Gaming Corp	433
5,500	*	Chesapeake Lodging Trust	107
22,909		Choice Hotels International, Inc	797
32,255	*	Gaylord Entertainment Co	945
21,853	*	Great Wolf Resorts, Inc	69
33,800	*	Hyatt Hotels Corp	1,317
9,907	*	Isle of Capri Casinos, Inc	77
235,762	*	Las Vegas Sands Corp	4,986

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,891		Marcus Corp	$193
232,694		Marriott International, Inc (Class A)	7,336
162,281	*	MGM Mirage	1,947
8,692	*	Monarch Casino & Resort, Inc	74
38,293	*	Morgans Hotel Group Co	245
67,477	*	Orient-Express Hotels Ltd (Class A)	957
11,051	*	Outdoor Channel Holdings, Inc	73
9,873	*	Red Lion Hotels Corp.	71
142,945		Starwood Hotels & Resorts Worldwide, Inc	6,668
22,214	*	Vail Resorts, Inc	891
141,421		Wyndham Worldwide Corp	3,639
52,855	*	Wynn Resorts Ltd	4,008

		TOTAL HOTELS AND OTHER LODGING PLACES	35,400

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.8%
546,632		3M Co	45,683
19,106	*	3PAR, Inc	191
8,853		Aaon, Inc	200
55,514		Actuant Corp (Class A)	1,085
72,519	*	AGCO Corp	2,602
4,490		Alamo Group, Inc	90
68,477	*	Allis-Chalmers Energy, Inc	242
18,705	*	Altra Holdings, Inc	257
8,632		Ampco-Pittsburgh Corp	214
1,046,865		Applied Materials, Inc	14,112
5,631	*	Argan, Inc	73
17,387	*	Astec Industries, Inc	504
13,787		Black Box Corp	424
35,059	*	Blount International, Inc	363
6,303	*	Bolt Technology Corp	71
39,839		Briggs & Stratton Corp	777
346,401	*	Brocade Communications Systems, Inc	1,978
52,087	*	Brooks Automation, Inc	459
63,569		Bucyrus International, Inc (Class A)	4,195
46,691		Carlisle Cos, Inc	1,779
8,145		Cascade Corp	262
473,740		Caterpillar, Inc	29,776
4,900	*	China Automotive Systems, Inc	113
50,384	*	Cirrus Logic, Inc	423
25,795	*	Colfax Corp	304
12,813	*	Columbus McKinnon Corp	203
22,453	*	Cray, Inc	134
157,336		Cummins, Inc	9,747
38,157		Curtiss-Wright Corp	1,328
25,236	*	Cymer, Inc	941
329,976		Deere & Co	19,620
53,590		Diebold, Inc	1,702
61,906		Donaldson Co, Inc	2,793
145,465		Dover Corp	6,800
66,278	*	Dresser-Rand Group, Inc	2,082
24,241	*	Dril-Quip, Inc	1,475
1,583,634	*	EMC Corp	28,568

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

591,008		Emerson Electric Co	$29,751
65,177	*	Emulex Corp	866
37,016	*	Ener1, Inc	175
19,155	*	ENGlobal Corp	53
15,889	*	EnPro Industries, Inc	462
101,389	*	Entegris, Inc	511
89,895	*	Extreme Networks, Inc	276
26,655	*	Flow International Corp	80
44,431		Flowserve Corp	4,899
96,705	*	FMC Technologies, Inc	6,250
9,600	*	Fortinet, Inc	169
12,288	*	Fuel Tech, Inc	99
39,732		Gardner Denver, Inc	1,750
8,344,818		General Electric Co	151,877
12,797		Gorman-Rupp Co	326
46,150		Graco, Inc	1,477
13,951		Graham Corp	251
12,803	*	Harbin Electric, Inc	276
3,857	*	Hurco Cos, Inc	65
61,072		IDEX Corp	2,021
18,659	*	Immersion Corp	93
48,048	*	Intermec, Inc	681
1,041,043		International Business Machines Corp	133,513
232,144		International Game Technology	4,283
14,156	*	Intevac, Inc	196
19,132	*	Isilon Systems, Inc	165
142,554		ITT Industries, Inc	7,642
145,696		Jabil Circuit, Inc	2,359
20,027		John Bean Technologies Corp	351
527,182		Johnson Controls, Inc	17,392
79,248		Joy Global, Inc	4,485
9,545	*	Kadant, Inc	138
25,319		Kaydon Corp	952
62,712		Kennametal, Inc	1,763
53,200	*	Kulicke & Soffa Industries, Inc	386
101,250	*	Lam Research Corp	3,779
37,625		Lennox International, Inc	1,668
62,766	*	Lexmark International, Inc (Class A)	2,265
10,010		Lindsay Manufacturing Co	415
11,534		Lufkin Industries, Inc	913
103,194		Manitowoc Co, Inc	1,342
10,825		Met-Pro Corp	106
63,918	*	Micros Systems, Inc	2,102
12,902	*	Middleby Corp	743
36,302	*	Modine Manufacturing Co	408
3,910		Nacco Industries, Inc (Class A)	290
14,671	*	Natural Gas Services Group, Inc	233
36,296	*	Netezza Corp	464
28,803	*	Netgear, Inc	752
25,532		Nordson Corp	1,734
238,626		Northrop Grumman Corp	15,647
39,449	*	Oil States International, Inc	1,789

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

90,100		Pall Corp	$3,648
153,385	*	Palm, Inc	577
5,898	*	PAR Technology Corp	36
163,853		Pitney Bowes, Inc	4,006
9,152	*	PMFG, Inc	121
6,528		Primoris Services Corp	51
175,155	*	Quantum Corp	461
25,143	*	Rackable Systems, Inc	269
311,563		Raytheon Co	17,796
19,019	*	RBC Bearings, Inc	606
7,282	*	Rimage Corp	105
40,886	*	Riverbed Technology, Inc	1,161
19,984		Robbins & Myers, Inc	476
21,125	*	Safeguard Scientifics, Inc	275
16,514	*	Sauer-Danfoss, Inc	219
19,852	*	Scansource, Inc	571
49,874	*	Scientific Games Corp (Class A)	702
383,218		Seagate Technology, Inc	6,998
27,850	*	Sigma Designs, Inc	327
37,552		SPX Corp	2,490
13,669		Standex International Corp	352
19,954	*	STEC, Inc	239
16,272	*	Super Micro Computer, Inc	281
8,956	*	T-3 Energy Services, Inc	220
10,545	*	Tecumseh Products Co (Class A)	129
16,656		Tennant Co	456
135,805	*	Teradata Corp	3,923
87,371	*	Terex Corp	1,984
213,323		Textron, Inc	4,529
74,143		Timken Co	2,225
27,554		Toro Co	1,355
6,504		Twin Disc, Inc	79
18,851	*	Ultratech, Inc	256
99,563	*	Varian Medical Systems, Inc	5,509
58,568	*	VeriFone Holdings, Inc	1,184
21,886		Watsco, Inc	1,245
175,463	*	Western Digital Corp	6,841
46,214		Woodward Governor Co	1,478
1,033,748		Xerox Corp	10,079
46,516	*	Zebra Technologies Corp (Class A)	1,377

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	676,889

INSTRUMENTS AND RELATED PRODUCTS - 3.3%
15,924	*	Abaxis, Inc	433
27,756	*	Abiomed, Inc	287
26,489	*	Accuray, Inc	161
64,693	*	Affymetrix, Inc	475
10,700	*	AGA Medical Holdings, Inc	174
270,923	*	Agilent Technologies, Inc	9,318
47,580	*	Align Technology, Inc	920
240,178		Allergan, Inc	15,688
18,953	*	Alphatec Holdings, Inc	121

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

55,114	*	American Medical Systems Holdings, Inc	$1,024
7,436		American Science & Engineering, Inc	557
10,953		Analogic Corp	468
14,600	*	Anaren, Inc	208
18,523	*	Angiodynamics, Inc	289
10,519	*	Argon ST, Inc	280
1,039		Atrion Corp	149
35,190	*	ATS Medical, Inc	91
11,864		Badger Meter, Inc	457
78,713		Bard (C.R.), Inc	6,818
476,884		Baxter International, Inc	27,756
55,591		Beckman Coulter, Inc	3,491
189,103		Becton Dickinson & Co	14,888
15,647	*	Bio-Rad Laboratories, Inc (Class A)	1,620
1,185,611	*	Boston Scientific Corp	8,560
12,772	*	Bovie Medical Corp	80
39,674	*	Bruker BioSciences Corp	581
12,419		Cantel Medical Corp	247
14,117	*	Cardiac Science Corp	26
18,454	*	CardioNet, Inc	141
139,063	*	CareFusion Corp	3,675
42,022	*	Cepheid, Inc	735
23,514	*	Clarient, Inc	62
17,122	*	Coherent, Inc	547
15,857		Cohu, Inc	218
22,053	*	Conmed Corp	525
34,815		Cooper Cos, Inc	1,354
10,023	*	Cutera, Inc	104
19,734	*	Cyberonics, Inc	378
5,493	*	Cynosure, Inc (Class A)	62
203,880		Danaher Corp	16,293
17,304	*	Delcath Systems, Inc	140
117,341		Dentsply International, Inc	4,089
68,445	*	Depomed, Inc	243
34,877	*	DexCom, Inc	339
14,062	*	Dionex Corp	1,052
5,160	*	DXP Enterprises, Inc	66
226,404		Eastman Kodak Co	1,311
13,235	*	Electro-Optical Sciences, Inc	98
34,017	*	Endologix, Inc	137
11,853	*	EnteroMedics, Inc	6
20,938		ESCO Technologies, Inc	666
23,800	*	Esterline Technologies Corp	1,176
56,726	*	ev3, Inc	900
4,898	*	Exactech, Inc	103
12,851	*	FARO Technologies, Inc	331
27,915	*	FEI Co	640
118,407	*	Flir Systems, Inc	3,339
38,173	*	Formfactor, Inc	678
35,908	*	Fossil, Inc	1,355
89,770		Garmin Ltd	3,454
21,714	*	Haemonetics Corp	1,241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,869	*	Hanger Orthopedic Group, Inc	$416
19,183	*	Harvard Bioscience, Inc	74
9,696	*	Herley Industries, Inc	142
52,516		Hillenbrand, Inc	1,155
196,639	*	Hologic, Inc	3,646
11,395	*	ICU Medical, Inc	393
10,189	*	ICx Technologies, Inc	71
20,867	*	II-VI, Inc	706
97,906	*	Illumina, Inc	3,809
27,569	*	Insulet Corp	416
14,613	*	Integra LifeSciences Holdings Corp	640
29,949	*	Intuitive Surgical, Inc	10,426
24,872		Invacare Corp	660
89,211	*	ION Geophysical Corp	439
12,955	*	IRIS International, Inc	132
25,003	*	ISTA Pharmaceuticals, Inc	102
30,263	*	Itron, Inc	2,196
30,992	*	Ixia	287
8,260	*	Kensey Nash Corp	195
135,104		Kla-Tencor Corp	4,177
50,517	*	Kopin Corp	187
2,215	*	K-Tron International, Inc	332
10,929	*	KVH Industries, Inc	144
63,078	*	L-1 Identity Solutions, Inc	563
8,713	*	LaBarge, Inc	96
17,643	*	MAKO Surgical Corp	238
38,810		Masimo Corp	1,030
9,778	*	Measurement Specialties, Inc	144
9,627	*	Medical Action Industries, Inc	118
881,750		Medtronic, Inc	39,705
23,230	*	Merit Medical Systems, Inc	354
26,746	*	Mettler-Toledo International, Inc	2,921
10,806	*	Micrus Endovascular Corp	213
44,716	*	Millipore Corp	4,722
21,996		Mine Safety Appliances Co	615
35,548	*	MKS Instruments, Inc	696
12,667		Movado Group, Inc	143
13,932		MTS Systems Corp	404
44,405		National Instruments Corp	1,481
19,956	*	Natus Medical, Inc	317
15,786	*	Neogen Corp	396
27,910	*	Newport Corp	349
28,592	*	NuVasive, Inc	1,292
14,324	*	NxStage Medical, Inc	164
14,876	*	Orthofix International NV	541
57,344	*	Orthovita, Inc	244
2,713	*	OYO Geospace Corp	130
12,302	*	Palomar Medical Technologies, Inc	134
89,639		PerkinElmer, Inc	2,142
30,372	*	RAE Systems, Inc	25
59,773	*	Resmed, Inc	3,805
7,581	*	Rochester Medical Corp	97

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

111,405		Rockwell Automation, Inc	$6,279
124,796		Rockwell Collins, Inc	7,811
11,197	*	Rockwell Medical Technologies, Inc	65
21,764	*	Rofin-Sinar Technologies, Inc	492
72,335		Roper Industries, Inc	4,184
20,900	*	Rudolph Technologies, Inc	179
11,900	*	Sirona Dental Systems, Inc	453
8,984	*	Somanetics Corp	172
12,040	*	SonoSite, Inc	387
21,581	*	Spectranetics Corp	149
256,116	*	St. Jude Medical, Inc	10,514
63,050	*	Star Scientific, Inc	161
16,786	*	Stereotaxis, Inc	84
44,141		STERIS Corp	1,486
266,764		Stryker Corp	15,264
33,149	*	Symmetry Medical, Inc	333
9,221	*	Synovis Life Technologies, Inc	143
29,457		Techne Corp	1,876
30,019	*	Teledyne Technologies, Inc	1,239
132,428	*	Teradyne, Inc	1,479
329,053	*	Thermo Electron Corp	16,927
43,318	*	Thoratec Corp	1,449
9,073	*	Trans1, Inc	29
94,808	*	Trimble Navigation Ltd	2,723
2,357		Utah Medical Products, Inc	66
22,745	*	Varian, Inc	1,178
12,709	*	Vascular Solutions, Inc	114
30,373	*	Veeco Instruments, Inc	1,321
11,927	*	Vital Images, Inc	193
67,285	*	Vivus, Inc	587
37,127	*	Volcano Corp	897
76,849	*	Waters Corp	5,190
28,863	*	Wright Medical Group, Inc	513
4,290		Young Innovations, Inc	121
159,551	*	Zimmer Holdings, Inc	9,445
14,948	*	Zoll Medical Corp	394
12,959	*	Zygo Corp	120

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	328,466

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
219,863		AON Corp	9,390
79,596		Arthur J. Gallagher & Co	1,954
92,725		Brown & Brown, Inc	1,662
14,025	*	Crawford & Co (Class B)	57
345,828		Hartford Financial Services Group, Inc	9,828
5,396		Life Partners Holdings, Inc	120
412,930		Marsh & McLennan Cos, Inc	10,083
36,167	*	National Financial Partners Corp	510
75,800	*	Verisk Analytics, Inc	2,138
5,996		White Mountains Insurance Group Ltd	2,129

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	37,871

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE CARRIERS - 3.6%
352,414		Aetna, Inc	$12,373
368,024		Aflac, Inc	19,979
4,404	*	Alleghany Corp	1,281
40,155		Allied World Assurance Holdings Ltd	1,801
418,047		Allstate Corp	13,507
223,278	*	Ambac Financial Group, Inc	124
50,088		American Equity Investment Life Holding Co	533
65,151		American Financial Group, Inc	1,854
97,070	*	American International Group, Inc	3,314
12,181		American National Insurance Co	1,383
10,925		American Physicians Capital, Inc	349
4,784		American Physicians Service Group, Inc	120
7,468	*	American Safety Insurance Holdings Ltd	124
40,065	*	AMERIGROUP Corp	1,332
13,065	*	Amerisafe, Inc	214
17,807		Amtrust Financial Services, Inc	248
39,079	*	Arch Capital Group Ltd	2,980
23,723		Argo Group International Holdings Ltd	773
65,046		Aspen Insurance Holdings Ltd	1,876
91,985		Assurant, Inc	3,162
95,079		Assured Guaranty Ltd	2,089
109,056		Axis Capital Holdings Ltd	3,409
4,897		Baldwin & Lyons, Inc (Class B)	118
30,114	*	Catalyst Health Solutions, Inc	1,246
39,667	*	Centene Corp	954
261,281		Chubb Corp	13,547
216,197		Cigna Corp	7,908
114,799		Cincinnati Financial Corp	3,318
32,879	*	Citizens, Inc (Class A)	227
19,762	*	CNA Financial Corp	528
16,018	*	CNA Surety Corp	285
225,874	*	Conseco, Inc	1,405
36,264		Delphi Financial Group, Inc (Class A)	912
9,364		Donegal Group, Inc (Class A)	136
6,304		Eastern Insurance Holdings, Inc	64
4,503		EMC Insurance Group, Inc	101
37,852		Employers Holdings, Inc	562
38,059		Endurance Specialty Holdings Ltd	1,414
4,920	*	Enstar Group Ltd	340
22,958		Erie Indemnity Co (Class A)	990
48,483		Everest Re Group Ltd	3,924
10,036		FBL Financial Group, Inc (Class A)	246
178,542		Fidelity National Title Group, Inc (Class A)	2,646
13,254	*	First Acceptance Corp	27
77,697		First American Corp	2,629
8,814		First Mercury Financial Corp	115
29,997		Flagstone Reinsurance Holdings Ltd	344
10,330	*	Fpic Insurance Group, Inc	280
382,190	*	Genworth Financial, Inc (Class A)	7,009
20,683	*	Greenlight Capital Re Ltd (Class A)	552
7,438	*	Hallmark Financial Services	67

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,385		Hanover Insurance Group, Inc	$1,718
10,427		Harleysville Group, Inc	352
87,439		HCC Insurance Holdings, Inc	2,413
79,465	*	Health Net, Inc	1,976
44,595	*	Healthspring, Inc	785
29,235		Horace Mann Educators Corp	440
133,469	*	Humana, Inc	6,242
3,952		Independence Holding Co	38
10,619		Infinity Property & Casualty Corp	483
2,078		Kansas City Life Insurance Co	66
142,951	*	Leucadia National Corp	3,547
240,309		Lincoln National Corp	7,377
254,775		Loews Corp	9,498
34,934		Maiden Holdings Ltd	258
7,760	*	Markel Corp	2,907
37,052		Max Re Capital Ltd	852
103,730	*	MBIA, Inc	650
42,189		Meadowbrook Insurance Group, Inc	333
4,134		Mercer Insurance Group, Inc	74
22,309		Mercury General Corp	975
452,872		Metlife, Inc	19,627
30,372	*	Metropolitan Health Networks, Inc	98
101,479	*	MGIC Investment Corp	1,113
10,923	*	Molina Healthcare, Inc	275
67,583		Montpelier Re Holdings Ltd	1,136
11,286		National Interstate Corp	234
1,551		National Western Life Insurance Co (Class A)	286
10,494	*	Navigators Group, Inc	413
4,145		NYMAGIC, Inc	88
183,477		Old Republic International Corp	2,326
20,220		OneBeacon Insurance Group Ltd (Class A)	349
66,356		PartnerRe Ltd	5,290
113,193	*	Phoenix Cos, Inc	274
40,201		Platinum Underwriters Holdings Ltd	1,491
22,267	*	PMA Capital Corp (Class A)	137
76,047	*	PMI Group, Inc	412
13,808		Presidential Life Corp	138
32,274	*	Primus Guaranty Ltd	136
247,784		Principal Financial Group	7,238
26,434	*	ProAssurance Corp	1,547
529,749		Progressive Corp	10,113
65,519		Protective Life Corp	1,441
362,442		Prudential Financial, Inc	21,927
70,916		Radian Group, Inc	1,109
15,001	*	RadNet, Inc	48
57,902		Reinsurance Group of America, Inc (Class A)	3,041
48,832		RenaissanceRe Holdings Ltd	2,772
14,489		RLI Corp	826
11,778		Safety Insurance Group, Inc	444
14,868		SeaBright Insurance Holdings, Inc	164
40,400		Selective Insurance Group, Inc	671
37,995		Stancorp Financial Group, Inc	1,810

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,480		State Auto Financial Corp	$170
12,744		Stewart Information Services Corp	176
25,000	*	Symetra Financial Corp	330
66,622		Torchmark Corp	3,565
35,183		Tower Group, Inc	780
20,330		Transatlantic Holdings, Inc	1,073
405,619		Travelers Cos, Inc	21,878
14,800	*	Triple-S Management Corp (Class B)	263
27,654	*	United America Indemnity Ltd (Class A)	265
17,338		United Fire & Casualty Co	312
936,816		UnitedHealth Group, Inc	30,606
32,289		Unitrin, Inc	906
23,233	*	Universal American Financial Corp	358
10,064		Universal Insurance Holdings, Inc	51
258,973		UnumProvident Corp	6,415
73,010		Validus Holdings Ltd	2,010
102,893		W.R. Berkley Corp	2,684
32,075	*	WellCare Health Plans, Inc	956
360,560	*	WellPoint, Inc	23,213
1,221		Wesco Financial Corp	471
262,310		XL Capital Ltd (Class A)	4,958
29,373		Zenith National Insurance Corp	1,126

		TOTAL INSURANCE CARRIERS	355,243

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
9,575	*	China Fire & Security Group, Inc	124
88,315	*	Corrections Corp of America	1,754
39,357	*	Geo Group, Inc	780

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,658

LEATHER AND LEATHER PRODUCTS - 0.1%
249,262		Coach, Inc	9,851
69,894	*	CROCS, Inc	613
16,862	*	Genesco, Inc	523
54,965	*	Iconix Brand Group, Inc	844
13,378	*	Steven Madden Ltd	653
34,829	*	Timberland Co (Class A)	743
5,214		Weyco Group, Inc	123
38,905		Wolverine World Wide, Inc	1,134

		TOTAL LEATHER AND LEATHER PRODUCTS	14,484

LEGAL SERVICES - 0.0%
41,669	*	FTI Consulting, Inc	1,639
7,085	*	Pre-Paid Legal Services, Inc	268

		TOTAL LEGAL SERVICES	1,907

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
22,414	*	Emergency Medical Services Corp (Class A)	1,268

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

LUMBER AND WOOD PRODUCTS - 0.0%
8,518		American Woodmark Corp	$165
9,014		Deltic Timber Corp	397
103,107	*	Louisiana-Pacific Corp	933
7,407		Skyline Corp	138
14,766		Universal Forest Products, Inc	569

		TOTAL LUMBER AND WOOD PRODUCTS	2,202

METAL MINING - 0.7%
44,779	*	Allied Nevada Gold Corp	742
102,843		Cleveland-Cliffs, Inc	7,296
68,483	*	Coeur d’Alene Mines Corp	1,026
323,347		Freeport-McMoRan Copper & Gold, Inc (Class B)	27,013
195,118	*	Hecla Mining Co	1,067
377,258		Newmont Mining Corp	19,214
50,856	*	Paramount Gold and Silver Corp	71
60,226	*	Patriot Coal Corp	1,232
45,043	*	Rosetta Resources, Inc	1,061
32,268		Royal Gold, Inc	1,491
19,857	*	ShengdaTech, Inc	149
138,577		Southern Copper Corp (NY)	4,389
43,873	*	Stillwater Mining Co	569
36,975	*	Uranerz Energy Corp	69
68,813	*	US Gold Corp	186

		TOTAL METAL MINING	65,575

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
16,319	*	Armstrong World Industries, Inc	593
4,923		Blyth, Inc	154
51,179		Callaway Golf Co	451
22,322		Daktronics, Inc	170
98,113		Hasbro, Inc	3,756
31,609	*	Intrepid Potash, Inc	959
19,429	*	Jakks Pacific, Inc	254
67,398		Jarden Corp	2,243
37,102	*	Leapfrog Enterprises, Inc	243
8,407		Marine Products Corp	50
281,821		Mattel, Inc	6,409
3,981		Oil-Dri Corp of America	77
14,785	*	RC2 Corp	221
38,355	*	Shuffle Master, Inc	314
4,356	*	Steinway Musical Instruments, Inc	82

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	15,976

MISCELLANEOUS RETAIL - 1.8%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	37
258,457	*	Amazon.com, Inc	35,080
28,636		Barnes & Noble, Inc	619
265,029		Best Buy Co, Inc	11,274
15,894		Big 5 Sporting Goods Corp	242
10,266	*	Blue Nile, Inc	565
5,600		Books-A-Million, Inc	41
41,091	*	Borders Group, Inc	71

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,668	*	Build-A-Bear Workshop, Inc	$76
30,566	*	Cabela’s, Inc	535
22,738		Cash America International, Inc	897
44,420	*	CKX, Inc	272
46,768	*	Coldwater Creek, Inc	325
1,146,506		CVS Corp	41,915
65,848	*	Dick’s Sporting Goods, Inc	1,719
71,540	*	Dollar Tree, Inc	4,237
61,220	*	Drugstore.Com	219
36,390	*	Ezcorp, Inc (Class A)	750
10,172	*	Fuqi International, Inc	111
11,202		Gaiam, Inc (Class A)	93
22,258	*	GSI Commerce, Inc	616
23,990	*	Hibbett Sports, Inc	614
30,139	*	HSN, Inc	887
19,736	*	Jo-Ann Stores, Inc	829
21,500	*	KAR Auction Services, Inc	324
9,216	*	Kirkland’s, Inc	194
32,978		MSC Industrial Direct Co (Class A)	1,672
24,699		Nutri/System, Inc	440
212,310	*	Office Depot, Inc	1,694
62,128	*	OfficeMax, Inc	1,020
11,517	*	Overstock.com, Inc	187
6,868	*	PC Connection, Inc	43
7,784	*	PC Mall, Inc	39
100,294		Petsmart, Inc	3,205
34,899	*	Priceline.com, Inc	8,899
17,378		Pricesmart, Inc	404
445,462	*	Rite Aid Corp	668
15,239	*	Shutterfly, Inc	367
65,800		Signet Jewelers Ltd	2,128
12,380	*	Stamps.com, Inc	125
562,959		Staples, Inc	13,168
9,938		Systemax, Inc	216
97,585		Tiffany & Co	4,634
7,100	*	Vitamin Shoppe, Inc	159
781,570		Walgreen Co	28,988
45,976		World Fuel Services Corp	1,225
25,452	*	Zale Corp	70
20,755	*	Zumiez, Inc	425

		TOTAL MISCELLANEOUS RETAIL	172,318

MOTION PICTURES - 0.9%
10,098	*	Ascent Media Corp (Series A)	275
24,879	*	Avid Technology, Inc	343
8,632	*	Carmike Cinemas, Inc	120
27,187		Cinemark Holdings, Inc	499
224,550	*	Discovery Communications, Inc (Class C)	6,604
58,199	*	DreamWorks Animation SKG, Inc (Class A)	2,291
30,800		National CineMedia, Inc	532
1,788,968		News Corp (Class A)	25,779
60,087		Regal Entertainment Group (Class A)	1,056

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,217	*	Rentrak Corp	$156
77,604	*	Rovi Corp	2,881
70,693		Scripps Networks Interactive (Class A)	3,135
942,798		Time Warner, Inc	29,482
114,426	*	tw telecom inc (Class A)	2,077
427,353	*	Viacom, Inc (Class B)	14,692

		TOTAL MOTION PICTURES	89,922

NONDEPOSITORY INSTITUTIONS - 0.7%
36,918		Advance America Cash Advance Centers, Inc	215
234,563	*	American Capital Ltd	1,192
796,167		American Express Co	32,850
69,319	*	AmeriCredit Corp	1,647
138,197		Apollo Investment Corp	1,759
102,635		Ares Capital Corp	1,523
7,100		BlackRock Kelso Capital Corp	71
29,500	*	Boise, Inc	181
354,711		Capital One Financial Corp	14,689
210,135		CapitalSource, Inc	1,175
510,120		Chimera Investment Corp	1,984
16,600		CompuCredit Corp	86
6,526	*	Credit Acceptance Corp	269
12,000		Cypress Sharpridge Investments, Inc	161
417,034		Discover Financial Services	6,214
24,100	*	Doral Financial Corp	104
11,162	*	Encore Capital Group, Inc	184
2,603	*	ePlus, Inc	46
18,408	*	First Cash Financial Services, Inc	397
64,388	*	First Marblehead Corp	183
15,921		Gladstone Investment Corp	95
201,233	*	GLG Partners, Inc	618
60,592	*	Heckmann Corp	351
24,455		Hercules Technology Growth Capital, Inc	259
17,512	*	Information Services Group, Inc	60
8,511		Kohlberg Capital Corp	48
73,976		Lender Processing Services, Inc	2,792
50,285	*	MCG Capital Corp	262
9,981		Medallion Financial Corp	79
20,441	*	Mercadolibre, Inc	985
13,901		Nelnet, Inc (Class A)	258
9,384	*	NewStar Financial, Inc	60
12,077		NGP Capital Resources Co	103
44,117	*	Ocwen Financial Corp	489
14,385		PennantPark Investment Corp	149
41,814	*	PHH Corp	985
367,810	*	SLM Corp	4,605
4,400		Solar Capital Ltd	93
2,846		Student Loan Corp	101
20,926		TICC Capital Corp	138
4,417	*	Tree.com, Inc	40
5,712		Triangle Capital Corp	80
12,929	*	World Acceptance Corp	466

		TOTAL NONDEPOSITORY INSTITUTIONS	78,046

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
18,209		AMCOL International Corp	$495
28,828	*	Cardium Therapeutics, Inc	13
26,355		Compass Minerals International, Inc	2,114
71,059	*	General Moly, Inc	236
1,357	*	United States Lime & Minerals, Inc	52
98,470		Vulcan Materials Co	4,653

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,563

OIL AND GAS EXTRACTION - 4.5%
392,059		Anadarko Petroleum Corp	28,553
263,878		Apache Corp	26,783
6,580		APCO Argentina, Inc	178
6,556	*	Approach Resources, Inc	60
30,327	*	Arena Resources, Inc	1,013
52,318		Atlas America, Inc	1,628
33,846	*	ATP Oil & Gas Corp	637
44,674	*	Atwood Oceanics, Inc	1,547
242,315		Baker Hughes, Inc	11,350
22,381	*	Basic Energy Services, Inc	173
39,652		Berry Petroleum Co (Class A)	1,117
29,418	*	Bill Barrett Corp	903
227,879		BJ Services Co	4,877
62,158	*	Boots & Coots, Inc	151
84,524	*	Brigham Exploration Co	1,348
34,477	*	Bronco Drilling Co, Inc	162
80,761		Cabot Oil & Gas Corp	2,972
38,620	*	Cal Dive International, Inc	283
188,918	*	Cameron International Corp	8,097
25,047	*	Carrizo Oil & Gas, Inc	575
59,090	*	Cheniere Energy, Inc	183
490,633		Chesapeake Energy Corp	11,599
65,793		Cimarex Energy Co	3,907
6,769	*	Clayton Williams Energy, Inc	237
19,751	*	CNX Gas Corp	752
55,500	*	Cobalt International Energy, Inc	755
51,350	*	Complete Production Services, Inc	593
34,810	*	Comstock Resources, Inc	1,107
63,693	*	Concho Resources, Inc	3,208
10,428	*	Contango Oil & Gas Co	533
24,174	*	Continental Resources, Inc	1,029
5,233	*	CREDO Petroleum Corp	52
7,528	*	Dawson Geophysical Co	220
154,398	*	Delta Petroleum Corp	218
309,451	*	Denbury Resources, Inc	5,220
349,822		Devon Energy Corp	22,538
55,480		Diamond Offshore Drilling, Inc	4,927
81,717	*	Endeavour International Corp	104
25,675	*	Energy Recovery, Inc	162
196,349		EOG Resources, Inc	18,249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

113,016		Equitable Resources, Inc	$4,634
108,518		EXCO Resources, Inc	1,995
48,293	*	Exterran Holdings, Inc	1,167
85,352	*	Forest Oil Corp	2,204
24,931	*	FX Energy, Inc	86
4,904	*	Geokinetics, Inc	35
4,145	*	Georesources, Inc	63
79,950	*	Global Industries Ltd	513
27,174	*	GMX Resources, Inc	223
20,317	*	Goodrich Petroleum Corp	318
28,397	*	Gulfport Energy Corp	319
703,954		Halliburton Co	21,210
29,621	*	Harvest Natural Resources, Inc	223
81,706	*	Helix Energy Solutions Group, Inc	1,065
80,380		Helmerich & Payne, Inc	3,061
99,193	*	Hercules Offshore, Inc	428
823	*	Isramco, Inc	54
12,909		Kayne Anderson Energy Development Co	209
95,985	*	Key Energy Services, Inc	917
88,226	*	Mariner Energy, Inc	1,321
66,367	*	McMoRan Exploration Co	971
220,756	*	Nabors Industries Ltd	4,333
326,909		National Oilwell Varco, Inc	13,266
101,507	*	Newfield Exploration Co	5,283
96,029	*	Newpark Resources, Inc	504
135,861		Noble Energy, Inc	9,918
31,257	*	Northern Oil And Gas, Inc	495
637,943		Occidental Petroleum Corp	53,931
42,236	*	Oceaneering International, Inc	2,682
140,208	*	Oilsands Quest, Inc	104
5,367		Panhandle Oil and Gas, Inc (Class A)	127
96,030	*	Parker Drilling Co	473
119,282		Patterson-UTI Energy, Inc	1,666
35,015		Penn Virginia Corp	858
235,556	*	PetroHawk Energy Corp	4,777
16,488	*	Petroleum Development Corp	382
59,203	*	Petroquest Energy, Inc	298
49,870	*	Pioneer Drilling Co	351
87,460		Pioneer Natural Resources Co	4,926
107,013	*	Plains Exploration & Production Co	3,209
12,071	*	PowerSecure International, Inc	95
132,232	*	Pride International, Inc	3,982
94,219	*	Quicksilver Resources, Inc	1,326
122,004		Range Resources Corp	5,718
31,629	*	Rex Energy Corp	360
86,005	*	Rowan Cos, Inc	2,504
23,456		RPC, Inc	261
941,359		Schlumberger Ltd	59,738
17,773	*	SEACOR Holdings, Inc	1,434
8,815	*	Seahawk Drilling, Inc	166
194,469		Smith International, Inc	8,327
269,088	*	Southwestern Energy Co	10,957

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

49,539		St. Mary Land & Exploration Co	$1,724
36,323	*	Stone Energy Corp	645
23,906	*	Sulphco, Inc	7
59,956	*	Superior Energy Services	1,260
17,630	*	Superior Well Services, Inc	236
28,903	*	Swift Energy Co	888
49,984	*	Syntroleum Corp	106
61,137	*	Tetra Technologies, Inc	747
9,895	*	TGC Industries, Inc	40
41,944		Tidewater, Inc	1,983
22,758		Toreador Resources Corp	186
10,127	*	Union Drilling, Inc	62
31,837	*	Unit Corp	1,346
50,557		Vaalco Energy, Inc	250
20,033	*	Venoco, Inc	257
43,206		W&T Offshore, Inc	363
76,271	*	Warren Resources, Inc	192
38,900	*	Whiting Petroleum Corp	3,145
30,921	*	Willbros Group, Inc	371
456,489		XTO Energy, Inc	21,537
11,208	*	Zion Oil & Gas, Inc	69

		TOTAL OIL AND GAS EXTRACTION	446,881

PAPER AND ALLIED PRODUCTS - 0.4%
84,337		Bemis Co	2,422
26,323	*	Buckeye Technologies, Inc	344
38,005	*	Cenveo, Inc	329
32,513	*	Domtar Corporation	2,094
35,119		Glatfelter	509
104,801	*	Graphic Packaging Holding Co	378
25,049		Greif, Inc (Class A)	1,376
340,455		International Paper Co	8,378
25,561	*	Kapstone Paper and Packaging Corp	303
325,656		Kimberly-Clark Corp	20,477
130,827		MeadWestvaco Corp	3,343
17,978		Neenah Paper, Inc	285
3,565	*	Orchids Paper Products Co	59
77,673		Packaging Corp of America	1,912
30,637		Rock-Tenn Co (Class A)	1,396
14,072		Schweitzer-Mauduit International, Inc	669
79,938		Sonoco Products Co	2,461
89,176		Temple-Inland, Inc	1,822
29,954		Wausau Paper Corp	256

		TOTAL PAPER AND ALLIED PRODUCTS	48,813

PERSONAL SERVICES - 0.1%
101,777		Cintas Corp	2,860
22,900	*	Coinstar, Inc	744
3,696		CPI Corp	51
15,088		G & K Services, Inc (Class A)	390
264,974		H&R Block, Inc	4,716
74,649	*	Jackson Hewitt Tax Service, Inc	149

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,861		Mac-Gray Corp	$100
44,951		Regis Corp	840
79,523	*	Sally Beauty Holdings, Inc	709
187,277		Service Corp International	1,719
11,970	*	Steiner Leisure Ltd	531
9,989		Unifirst Corp	514
26,680		Weight Watchers International, Inc	681

		TOTAL PERSONAL SERVICES	14,004

PETROLEUM AND COAL PRODUCTS - 5.0%
9,171		Alon USA Energy, Inc	66
60,252		Ashland, Inc	3,179
1,579,357		Chevron Corp	119,763
1,166,444		ConocoPhillips	59,687
21,762	*	CVR Energy, Inc	190
7,530		Delek US Holdings, Inc	55
3,844,682	d	Exxon Mobil Corp	257,516
80,549		Frontier Oil Corp	1,087
162,929	*	Gran Tierra Energy, Inc	961
7,500	*	Green Plains Renewable Energy, Inc	107
54,162	*	Headwaters, Inc	249
228,023		Hess Corp	14,263
32,029		Holly Corp	894
555,501		Marathon Oil Corp	17,576
149,725		Murphy Oil Corp	8,413
7,327		Quaker Chemical Corp	199
117,110	*	SandRidge Energy, Inc	902
89,404		Sunoco, Inc	2,656
104,460		Tesoro Corp	1,452
443,122		Valero Energy Corp	8,730
41,821		Walter Industries, Inc	3,858
11,564		WD-40 Co	380
34,300	*	Western Refining, Inc	189

		TOTAL PETROLEUM AND COAL PRODUCTS	502,372

PIPELINES, EXCEPT NATURAL GAS - 0.1%
507,676		Spectra Energy Corp	11,438

		TOTAL PIPELINES, EXCEPT NATURAL GAS	11,438

PRIMARY METAL INDUSTRIES - 0.6%
90,797		AK Steel Holding Corp	2,076
763,363		Alcoa, Inc	10,870
75,088		Allegheny Technologies, Inc	4,054
36,981		Belden CDT, Inc	1,016
14,781	*	Brush Engineered Materials, Inc	334
34,840		Carpenter Technology Corp	1,275
51,400	*	Century Aluminum Co	707
72,244	*	CommScope, Inc	2,024
15,305		Encore Wire Corp	318
15,255	*	Fushi Copperweld, Inc	171
40,791	*	General Cable Corp	1,101
27,239	*	General Steel Holdings, Inc	112

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,138	*	Gibraltar Industries, Inc	$254
9,402		Haynes International, Inc	334
33,599	*	Horsehead Holding Corp	398
46,993		Hubbell, Inc (Class B)	2,370
24,024		Matthews International Corp (Class A)	853
39,317	*	Metalico, Inc	236
27,916		Mueller Industries, Inc	748
8,845	*	Northwest Pipe Co	193
244,691		Nucor Corp	11,103
9,331		Olympic Steel, Inc	305
109,969		Precision Castparts Corp	13,933
48,117		Reliance Steel & Aluminum Co	2,369
23,200	*	RTI International Metals, Inc	704
16,575		Schnitzer Steel Industries, Inc (Class A)	871
165,292		Steel Dynamics, Inc	2,888
17,419		Texas Industries, Inc	595
69,471	*	Titanium Metals Corp	1,153
24,156		Tredegar Corp	413
111,914		United States Steel Corp	7,109
4,623	*	Universal Stainless & Alloy	111
60,823	*	Uranium Energy Corp	196
46,555		Worthington Industries, Inc	805

		TOTAL PRIMARY METAL INDUSTRIES	71,999

PRINTING AND PUBLISHING - 0.3%
49,506	*	ACCO Brands Corp	379
34,915		American Greetings Corp (Class A)	728
77,279	*	Belo (A.H.) Corp (Class A)	527
36,923		Bowne & Co, Inc	412
16,074	*	China Information Security Technology, Inc	81
8,210	*	Consolidated Graphics, Inc	340
6,267		Courier Corp	103
5,480		CSS Industries, Inc	110
23,101	*	Dolan Media Co	251
41,847		Dun & Bradstreet Corp	3,115
17,307		Ennis, Inc	282
21,197	*	EW Scripps Co (Class A)	179
184,081		Gannett Co, Inc	3,042
33,505		Harte-Hanks, Inc	431
33,375		John Wiley & Sons, Inc (Class A)	1,444
51,243		Journal Communications, Inc (Class A)	215
39,858	*	Martha Stewart Living Omnimedia, Inc (Class A)	222
246,949		McGraw-Hill Cos, Inc	8,805
26,535		Meredith Corp	913
76,747	*	MSCI, Inc (Class A)	2,771
5,947		Multi-Color Corp	71
81,235	*	New York Times Co (Class A)	904
12,663	*	Playboy Enterprises, Inc (Class B)	46
31,380		Primedia, Inc	108
157,353		R.R. Donnelley & Sons Co	3,360
10,767		Schawk, Inc (Class A)	195
17,418		Scholastic Corp	488

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,680		Standard Register Co	$57
40,793	*	Valassis Communications, Inc	1,135
4,829		Washington Post Co (Class B)	2,145

		TOTAL PRINTING AND PUBLISHING	32,859

RAILROAD TRANSPORTATION - 0.7%
308,520		CSX Corp	15,704
31,715	*	Genesee & Wyoming, Inc (Class A)	1,082
75,498	*	Kansas City Southern Industries, Inc	2,731
288,576		Norfolk Southern Corp	16,129
17,000	*	RailAmerica, Inc	201
397,289		Union Pacific Corp	29,120

		TOTAL RAILROAD TRANSPORTATION	64,967

REAL ESTATE - 0.1%
208,848	*	CB Richard Ellis Group, Inc (Class A)	3,309
20,046	*	China Housing & Land Development, Inc	76
4,977		Consolidated-Tomoka Land Co	157
20,453		DuPont Fabros Technology, Inc	442
97,002	*	Forest City Enterprises, Inc (Class A)	1,398
29,389	*	Forestar Real Estate Group, Inc	555
12,599		Government Properties Income Trust	328
32,173		Jones Lang LaSalle, Inc	2,345
19,220	*	LoopNet, Inc	216
13,593	*	Reading International, Inc	58
73,349	*	St. Joe Co	2,373
68,986		Stewart Enterprises, Inc (Class A)	431

		TOTAL REAL ESTATE	11,688

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
21,213		A. Schulman, Inc	519
5,113	*	AEP Industries, Inc	133
43,609		Cooper Tire & Rubber Co	829
9,928	*	Deckers Outdoor Corp	1,370
183,380	*	Goodyear Tire & Rubber Co	2,318
13,000	*	Graham Packaging Co, Inc	163
10,182	*	Metabolix, Inc	124
218,403		Newell Rubbermaid, Inc	3,320
120,927		Sealed Air Corp	2,550
27,339	*	Skechers U.S.A., Inc (Class A)	993
25,932	*	Spartech Corp	303
9,600	*	STR Holdings, Inc	226
44,947		Titan International, Inc	392
13,203	*	Trex Co, Inc	281
48,152		Tupperware Corp	2,322
26,348		West Pharmaceutical Services, Inc	1,105

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	16,948

SECURITY AND COMMODITY BROKERS - 2.3%
197,586		Ameriprise Financial, Inc	8,963
21,300		Artio Global Investors, Inc	527
25,021		BlackRock, Inc	5,449

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

77,753	*	Broadpoint Securities Group, Inc	$311
110,905		Broadridge Financial Solutions, Inc	2,371
16,951		Calamos Asset Management, Inc (Class A)	243
747,490		Charles Schwab Corp	13,971
52,080		CME Group, Inc	16,463
12,285		Cohen & Steers, Inc	307
16,500	*	Cowen Group, Inc	93
1,420		Diamond Hill Investment Group, Inc	97
12,546		Duff & Phelps Corp	210
1,133,585	*	E*Trade Financial Corp	1,870
92,458		Eaton Vance Corp	3,101
6,384		Epoch Holding Corp	72
11,307		Evercore Partners, Inc (Class A)	339
20,447	*	FBR Capital Markets Corp	93
69,691		Federated Investors, Inc (Class B)	1,838
35,957		Fifth Street Finance Corp	417
118,739		Franklin Resources, Inc	13,168
6,584		GAMCO Investors, Inc (Class A)	300
54,396		GFI Group, Inc	314
397,374		Goldman Sachs Group, Inc	67,805
17,050		Greenhill & Co, Inc	1,400
31,233	*	Interactive Brokers Group, Inc (Class A)	504
57,042	*	IntercontinentalExchange, Inc	6,399
14,903	*	International Assets Holding Corp	223
322,917		Invesco Ltd	7,075
42,174	*	Investment Technology Group, Inc	704
137,373		Janus Capital Group, Inc	1,963
89,727		Jefferies Group, Inc	2,124
11,011		JMP Group, Inc	94
26,819	*	KBW, Inc	721
80,028	*	Knight Capital Group, Inc (Class A)	1,220
33,500	*	LaBranche & Co, Inc	176
58,754		Lazard Ltd (Class A)	2,098
123,819		Legg Mason, Inc	3,550
21,429		MarketAxess Holdings, Inc	337
79,055	*	MF Global Holdings Ltd	638
1,069,151		Morgan Stanley	31,315
14,941	*	Morningstar, Inc	719
111,270	*	Nasdaq Stock Market, Inc	2,350
203,886		NYSE Euronext	6,037
7,363		Oppenheimer Holdings, Inc	188
30,987		optionsXpress Holdings, Inc	505
15,186	*	Penson Worldwide, Inc	153
15,010	*	Piper Jaffray Cos	605
9,591	*	Pzena Investment Management, Inc (Class A)	73
75,031		Raymond James Financial, Inc	2,006
8,937		Sanders Morris Harris Group, Inc	55
95,014		SEI Investments Co	2,087
23,214	*	Stifel Financial Corp	1,248
19,558		SWS Group, Inc	226
200,316		T Rowe Price Group, Inc	11,003
203,909	*	TD Ameritrade Holding Corp	3,887

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,283	*	Thomas Weisel Partners Group, Inc	$60
12,213	*	US Global Investors, Inc (Class A)	121
800		Value Line, Inc	18
68,458		Waddell & Reed Financial, Inc (Class A)	2,467
3,869		Westwood Holdings Group, Inc	142

		TOTAL SECURITY AND COMMODITY BROKERS	232,813

SOCIAL SERVICES - 0.0%
15,384	*	Capital Senior Living Corp	81
8,598	*	Providence Service Corp	131
19,452	*	Res-Care, Inc	233

		TOTAL SOCIAL SERVICES	445

SPECIAL TRADE CONTRACTORS - 0.0%
2,319		Alico, Inc	59
23,315	*	AsiaInfo Holdings, Inc	617
17,483		Chemed Corp	951
28,901		Comfort Systems USA, Inc	361
32,076	*	Dycom Industries, Inc	281
50,074	*	EMCOR Group, Inc	1,232
32,339	*	Insituform Technologies, Inc (Class A)	861
10,880	*	Integrated Electrical Services, Inc	61
13,874	*	Layne Christensen Co	371
162,277	*	Quanta Services, Inc	3,109

		TOTAL SPECIAL TRADE CONTRACTORS	7,903

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
25,458		Apogee Enterprises, Inc	402
22,335	*	Cabot Microelectronics Corp	845
15,540		CARBO Ceramics, Inc	969
1,222,832		Corning, Inc	24,713
33,735		Eagle Materials, Inc	895
105,796		Gentex Corp	2,055
35,891		Martin Marietta Materials, Inc	2,999
65,642	*	Owens Corning, Inc	1,670
132,073	*	Owens-Illinois, Inc	4,694
23,708	*	US Concrete, Inc	9
32,462	*	USG Corp	557

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	39,808

TEXTILE MILL PRODUCTS - 0.0%
23,047		Albany International Corp (Class A)	496
38,561		Interface, Inc (Class A)	447
44,512	*	Mohawk Industries, Inc	2,421
10,106		Oxford Industries, Inc	205

		TOTAL TEXTILE MILL PRODUCTS	3,569

TOBACCO PRODUCTS - 1.3%
1,627,195		Altria Group, Inc	33,390
117,999		Fortune Brands, Inc	5,724
123,494		Lorillard, Inc	9,292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,543,541		Philip Morris International, Inc	$80,511
21,518		Universal Corp	1,134
30,746		Vector Group Ltd	474

		TOTAL TOBACCO PRODUCTS	130,525

TRANSPORTATION BY AIR - 0.5%
7,464	*	Air Methods Corp	254
43,342	*	Air Transport Services Group, Inc	146
113,697	*	Airtran Holdings, Inc	578
28,857	*	Alaska Air Group, Inc	1,190
14,858	*	Allegiant Travel Co	860
258,366	*	AMR Corp	2,353
16,253	*	Atlas Air Worldwide Holdings, Inc	862
27,721	*	Bristow Group, Inc	1,046
106,996	*	Continental Airlines, Inc (Class B)	2,351
23,678		Copa Holdings S.A. (Class A)	1,440
608,450	*	Delta Air Lines, Inc	8,877
244,389		FedEx Corp	22,825
53,091	*	Hawaiian Holdings, Inc	391
195,814	*	JetBlue Airways Corp	1,093
9,723	*	PHI, Inc	206
23,015	*	Republic Airways Holdings, Inc	136
45,222		Skywest, Inc	646
577,035		Southwest Airlines Co	7,628
129,720	*	UAL Corp	2,536
125,471	*	US Airways Group, Inc	922

		TOTAL TRANSPORTATION BY AIR	56,340

TRANSPORTATION EQUIPMENT - 2.8%
18,257		A.O. Smith Corp	960
29,552	*	AAR Corp	733
13,835	*	Aerovironment, Inc	361
57,725	*	American Axle & Manufacturing Holdings, Inc	576
7,032		American Railcar Industries, Inc	86
15,097	*	Amerigon, Inc (Class A)	153
74,084	*	ArvinMeritor, Inc	989
14,702	*	ATC Technology Corp	252
67,893	*	Autoliv, Inc	3,499
74,030	*	BE Aerospace, Inc	2,254
570,398		Boeing Co	41,417
73,449		Brunswick Corp	1,173
38,932		Clarcor, Inc	1,343
18,024	*	Cogo Group, Inc	126
117,658	*	Dana Holding Corp	1,398
7,682	*	Dorman Products, Inc	146
7,637		Ducommun, Inc	160
13,635	*	Federal Mogul Corp (Class A)	250
34,017		Federal Signal Corp	306
56,935	*	Force Protection, Inc	343
2,600,134	*	Ford Motor Co	32,683
8,920		Freightcar America, Inc	216
10,861	*	Fuel Systems Solutions, Inc	347

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,477	*	GenCorp, Inc	$245
271,469		General Dynamics Corp	20,956
124,310		Genuine Parts Co	5,251
97,402		Goodrich Corp	6,869
12,975		Greenbrier Cos, Inc	143
17,217	*	Group 1 Automotive, Inc	549
186,015		Harley-Davidson, Inc	5,221
61,544		Harsco Corp	1,966
18,067		Heico Corp	932
585,606		Honeywell International, Inc	26,509
21,747		Kaman Corp	544
6,398	*	LMI Aerospace, Inc	119
237,405		Lockheed Martin Corp	19,756
7,280		Miller Industries, Inc	90
49,945	*	Navistar International Corp	2,234
44,747	*	Orbital Sciences Corp	851
68,619		Oshkosh Truck Corp	2,768
286,065		Paccar, Inc	12,398
24,262		Polaris Industries, Inc	1,241
5,233		Portec Rail Products, Inc	61
30,024		Spartan Motors, Inc	168
82,916	*	Spirit Aerosystems Holdings, Inc (Class A)	1,939
11,969		Standard Motor Products, Inc	119
17,715		Superior Industries International, Inc	285
46,120	*	Tenneco, Inc	1,091
28,300		Thor Industries, Inc	855
4,238	*	Todd Shipyards Corp	70
32,065		TransDigm Group, Inc	1,701
61,064		Trinity Industries, Inc	1,219
13,981		Triumph Group, Inc	980
46,873	*	TRW Automotive Holdings Corp	1,340
659,136		United Technologies Corp	48,518
38,351		Westinghouse Air Brake Technologies Corp	1,615
24,826	*	Winnebago Industries, Inc	363
15,478	*	Wonder Auto Technology, Inc	164

		TOTAL TRANSPORTATION EQUIPMENT	258,901

TRANSPORTATION SERVICES - 0.2%
14,656		Ambassadors Group, Inc	162
133,345		CH Robinson Worldwide, Inc	7,448
8,003	*	Dynamex, Inc	138
167,962		Expeditors International Washington, Inc	6,201
35,663		GATX Corp	1,022
28,305	*	Hub Group, Inc (Class A)	792
26,504	*	Interval Leisure Group, Inc	386
37,000	*	Orbitz Worldwide, Inc	263
53,231	*	Pacer International, Inc	320
7,904	*	Universal Travel Group	78
81,226		UTI Worldwide, Inc	1,244

		TOTAL TRANSPORTATION SERVICES	18,054

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

TRUCKING AND WAREHOUSING - 0.4%
19,331		Arkansas Best Corp	$577
16,346	*	Celadon Group, Inc	228
37,901		Con-way, Inc	1,331
22,919		Forward Air Corp	603
39,254		Heartland Express, Inc	648
66,499		J.B. Hunt Transport Services, Inc	2,385
42,473		Landstar System, Inc	1,783
14,139	*	Marten Transport Ltd	279
21,283	*	Old Dominion Freight Line	711
1,137	*	Patriot Transportation Holding, Inc	96
9,635	*	Saia, Inc	134
544,824		United Parcel Service, Inc (Class B)	35,091
3,884		Universal Truckload Services, Inc	68
5,744	*	USA Truck, Inc	93
31,101		Werner Enterprises, Inc	721
66,066	*	YRC Worldwide, Inc	36

		TOTAL TRUCKING AND WAREHOUSING	44,784

WATER TRANSPORTATION - 0.2%
30,756		Alexander & Baldwin, Inc	1,016
8,786	*	American Commercial Lines, Inc	221
344,203		Carnival Corp	13,383
38,961		DHT Maritime, Inc	153
51,764	*	Eagle Bulk Shipping, Inc	275
39,564		Frontline Ltd	1,212
20,776	*	Genco Shipping & Trading Ltd	439
37,255		General Maritime Corp	268
24,752	*	Golar LNG Ltd	290
19,461	*	Gulfmark Offshore, Inc	517
23,837		Horizon Lines, Inc (Class A)	130
18,746	*	Hornbeck Offshore Services, Inc	348
4,290		International Shipholding Corp	126
41,752	*	Kirby Corp	1,592
11,975		Knightsbridge Tankers Ltd	203
37,402		Nordic American Tanker Shipping	1,132
28,315	*	Odyssey Marine Exploration, Inc	37
18,001		Overseas Shipholding Group, Inc	706
100,520	*	Royal Caribbean Cruises Ltd	3,316
34,031		Ship Finance International Ltd	604
32,878		Teekay Corp	748
9,000		Teekay Tankers Ltd (Class A)	113
18,066	*	Ultrapetrol Bahamas Ltd	99

		TOTAL WATER TRANSPORTATION	26,928

WHOLESALE TRADE-DURABLE GOODS - 0.4%
18,766		Agilysys, Inc	210
35,294		Applied Industrial Technologies, Inc	877
92,479	*	Arrow Electronics, Inc	2,787
34,240		Barnes Group, Inc	666
35,044	*	Beacon Roofing Supply, Inc	670
91,659	*	BorgWarner, Inc	3,499
8,096	*	Cardtronics, Inc	102

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,808		Castle (A.M.) & Co	$154
8,056	*	Chindex International, Inc	95
4,580		Communications Systems, Inc	59
25,681	*	Conceptus, Inc	513
14,464	*	DemandTec, Inc	101
18,652	*	Digi International, Inc	198
16,941	*	Drew Industries, Inc	373
4,502		Eastern Co	61
21,300	*	Emdeon, Inc	352
12,096	*	Hansen Medical, Inc	28
12,024		Houston Wire & Cable Co	139
129,856	*	Ingram Micro, Inc (Class A)	2,278
34,716	*	Insight Enterprises, Inc	499
23,318	*	Interline Brands, Inc	446
47,324		Knight Transportation, Inc	998
3,000		Lawson Products, Inc	46
112,667	*	LKQ Corp	2,287
30,570	*	MedAssets, Inc	642
19,916	*	Merge Healthcare, Inc	41
8,104	*	MWI Veterinary Supply, Inc	327
32,272		Owens & Minor, Inc	1,497
77,203		Patterson Cos, Inc	2,397
37,199		PEP Boys - Manny Moe & Jack	374
38,375		Pool Corp	869
47,208	*	PSS World Medical, Inc	1,110
55,865		Solera Holdings, Inc	2,159
6,849		Sport Supply Group, Inc	92
38,600	*	Talecris Biotherapeutics Holdings Corp	769
38,960	*	Tech Data Corp	1,632
10,213	*	Titan Machinery, Inc	140
29,444	*	TomoTherapy, Inc	100
27,050	*	Tyler Technologies, Inc	507
49,176		W.W. Grainger, Inc	5,318
32,103	*	WESCO International, Inc	1,114
11,292	*	West Marine, Inc	123
3,600	*	Willis Lease Finance Corp	57

		TOTAL WHOLESALE TRADE-DURABLE GOODS	36,706

WHOLESALE TRADE-NONDURABLE GOODS - 0.7%
17,815		Aceto Corp	108
62,264		Airgas, Inc	3,961
31,521	*	Akorn, Inc	48
68,179	*	Alliance One International, Inc	347
48,859		Allscripts Healthcare Solutions, Inc	956
13,080		Andersons, Inc	438
31,488	*	BioScrip, Inc	251
19,314	*	BMP Sunstone Corp	98
72,521		Brown-Forman Corp (Class B)	4,312
282,526		Cardinal Health, Inc	10,179
47,321	*	Central European Distribution Corp	1,657
9,887	*	Clearwater Paper Corp	487
8,334	*	Core-Mark Holding Co, Inc	255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

136,917	*	Dean Foods Co	$2,148
90,528	*	Endo Pharmaceuticals Holdings, Inc	2,145
33,010	*	Fresh Del Monte Produce, Inc	668
28,366	*	Green Mountain Coffee Roasters, Inc	2,747
30,203	*	Hain Celestial Group, Inc	524
71,653	*	Henry Schein, Inc	4,220
48,187		Herbalife Ltd	2,222
6,203	*	Kenneth Cole Productions, Inc (Class A)	79
8,500	*	KRATON Polymers LLC	152
19,366	*	K-Swiss, Inc (Class A)	203
16,187	*	LSB Industries, Inc	247
45,303		Men’s Wearhouse, Inc	1,085
24,388		Myers Industries, Inc	256
10,977		Nash Finch Co	369
38,826		Nu Skin Enterprises, Inc (Class A)	1,129
9,998	*	Perry Ellis International, Inc	226
9,325		Schiff Nutrition International, Inc	76
14,249	*	School Specialty, Inc	324
18,527		Spartan Stores, Inc	267
14,223	*	Synutra International, Inc	322
465,624		Sysco Corp	13,737
77,583		Terra Industries, Inc	3,550
29,432		Tractor Supply Co	1,708
33,743	*	United Natural Foods, Inc	949
18,197	*	United Stationers, Inc	1,070
6,399		Valhi, Inc	126
13,192	*	Volcom, Inc	258
15,316		Zep, Inc	335
18,750	*	Zhongpin, Inc	238

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	64,477

		TOTAL COMMON STOCKS	10,032,604

		(Cost $8,740,775)

RIGHTS / WARRANTS - 0.0%
COMMUNICATIONS - 0.0%
48,356		Clearwire Corp	9

		TOTAL COMMUNICATIONS	9

EATING AND DRINKING PLACES - 0.0%
2,604		Krispy Kreme Doughnuts, Inc	0	^

		TOTAL EATING AND DRINKING PLACES	0	^

		TOTAL RIGHTS / WARRANTS	9

		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL	ISSUER	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 0.2%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.2%
	Federal Home Loan Bank (FHLB)
$16,300,000	FHLB	05/10/10	$16,299

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		16,299

	TOTAL SHORT-TERM INVESTMENTS		16,299

	(Cost $16,299)
	TOTAL INVESTMENTS - 99.9%		10,048,912
	(Cost $8,757,074)
	OTHER ASSETS & LIABILITIES, NET - 0.1%		7,127

	NET ASSETS - 100.0%		$10,056,039

Abbreviation(s):

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on future contracts in the amount of $363,233.
Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BANK LOAN OBLIGATIONS - 0.2%

CHEMICALS AND ALLIED PRODUCTS - 0.2%
$4,987,500	i	JohnsonDiversey, Inc	5.500%	11/24/15	Ba2	$5,027
4,948,454	i	Mylan, Inc	3.550	10/02/14	Ba2	4,946
4,987,437	i	Nalco Co	6.500	05/13/16	Ba1	5,031

		TOTAL CHEMICALS AND ALLIED PRODUCTS				15,004

NONDEPOSITORY INSTITUTIONS - 0.0%
4,968,750	i	Reynolds Consumer Products Term Loan	6.250	11/16/15	NR	5,014
4,972,039	i	Universal City TL	6.500	11/17/14	Ba2	5,015

		TOTAL NONDEPOSITORY INSTITUTIONS				10,029

		TOTAL BANK LOAN OBLIGATIONS				25,033

		(Cost $24,848)

BONDS - 97.7%

CORPORATE BONDS - 32.4%

AGENCY SECURITIES - 6.3%
24,143,251		AMAL Ltd	3.470	08/21/21	NR	23,856
28,000,000		Bank of America Corp	2.380	06/22/12	Aaa	28,687
4,000,000		CitiBank NA	1.380	08/10/11	Aaa	4,032
34,000,000		Citigroup Funding, Inc	2.000	03/30/12	Aaa	34,485
40,000,000		Citigroup Funding, Inc	1.880	10/22/12	Aaa	40,319
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	Aaa	12,195
45,500,000		Citigroup, Inc	2.130	04/30/12	Aaa	46,333
25,000,000		General Electric Capital Corp	3.000	12/09/11	Aaa	25,835
61,500,000		General Electric Capital Corp	2.250	03/12/12	Aaa	62,809
37,400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	38,094
15,000,000		General Electric Capital Corp	2.130	12/21/12	Aaa	15,196
7,000,000		General Electric Capital Corp	2.630	12/28/12	Aaa	7,188
54,875,000		GMAC, Inc	1.750	10/30/12	Aaa	55,192
61,800,000		GMAC, Inc	2.200	12/19/12	Aaa	62,729
50,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	51,738
10,000,000		KeyBank NA	3.200	06/15/12	Aaa	10,385
10,000,000		New York Community Bank	3.000	12/16/11	Aaa	10,329
25,000,000	m	Premier Aircraft Leasing	3.580	02/06/22	Aaa	25,000
10,000,000		Regions Bank	3.250	12/09/11	Aaa	10,372
4,772,686		Rowan Cos, Inc	3.530	05/01/20	NR	4,746
9,583,290		Rowan Cos, Inc	3.160	07/15/21	NR	9,508
9,664,140		San Clemente Leasing LLC	3.590	08/27/21	NR	9,645
4,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	Aaa	4,094
6,500,000		Sovereign Bank	2.750	01/17/12	Aaa	6,700
39,000,000		State Street Corp	2.150	04/30/12	Aaa	39,750
15,000,000		US Bancorp	2.250	03/13/12	Aaa	15,284
9,500,000		US Central Federal Credit Union	1.900	10/19/12	Aaa	9,588

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$18,400,000		Wells Fargo & Co	2.130%	06/15/12	Aaa	$18,684
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	Aaa	5,014

		TOTAL AGENCY SECURITIES				687,787

AMUSEMENT AND RECREATION SERVICES - 0.1%
1,000,000	g	Penn National Gaming, Inc	8.750	08/15/19	B1	1,015
2,000,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	2,000
7,825,000		Walt Disney Co	4.500	12/15/13	A2	8,427

		TOTAL AMUSEMENT AND RECREATION SERVICES				11,442

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
2,150,000		Home Depot, Inc	5.250	12/16/13	Baa1	2,328
3,900,000		Home Depot, Inc	5.880	12/16/36	Baa1	3,785
1,850,000		Lowe’s Cos, Inc	8.250	06/01/10	A1	1,868

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				7,981

BUSINESS SERVICES - 0.3%
3,825,000		Adobe Systems, Inc	3.250	02/01/15	Baa1	3,840
3,250,000		Daimler Finance North America LLC	5.880	03/15/11	A3	3,381
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	7,800
4,500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	4,744
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba2	1,982
1,000,000		Iron Mountain, Inc	7.750	01/15/15	B2	1,009
840,000		Iron Mountain, Inc	8.380	08/15/21	B2	874
4,190,000		Lamar Media Corp	7.250	01/01/13	B2	4,221
375,000		Lamar Media Corp	6.630	08/15/15	B2	360
1,500,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	1,608
2,000,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	2,095
2,000,000		Nielsen Finance LLC	12.500	08/01/16	Caa1	1,900
3,100,000		Oracle Corp	4.950	04/15/13	A2	3,368
3,925,000		Oracle Corp	3.750	07/08/14	A2	4,096
2,000,000		Sungard Data Systems, Inc	9.130	08/15/13	Caa1	2,050
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,428

		TOTAL BUSINESS SERVICES				45,756

CHEMICALS AND ALLIED PRODUCTS - 1.2%
1,550,000		Abbott Laboratories	5.600	05/15/11	A1	1,629
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	A3	4,814
6,630,000		Air Products & Chemicals, Inc	4.380	08/21/19	A3	6,453
1,125,000		Airgas, Inc	4.500	09/15/14	Baa3	1,161
1,000,000	g	Airgas, Inc	7.130	10/01/18	Ba1	1,100
1,570,000		Clorox Co	5.450	10/15/12	Baa2	1,702
1,000,000		Clorox Co	3.550	11/01/15	Baa2	1,013
1,000,000		Eastman Chemical Co	5.500	11/15/19	Baa2	1,024
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	A2	6,489
6,000,000		EI Du Pont de Nemours & Co	4.630	01/15/20	A2	6,044
6,170,000		Eli Lilly & Co	3.550	03/06/12	A1	6,438
2,325,000		Eli Lilly & Co	5.950	11/15/37	A1	2,433
3,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	4,072
3,760,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	4,147
4,000,000		Johnson & Johnson	5.850	07/15/38	Aaa	4,277
2,435,000		Life Technologies Corp	3.380	03/01/13	Ba1	2,448
1,550,000		Life Technologies Corp	4.400	03/01/15	Ba1	1,561

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,750,000		Novartis Capital Corp	4.130%	02/10/14	Aa2	$3,971
15,775,000		Novartis Capital Corp	2.900	04/24/15	Aa2	15,666
2,715,000		Novartis Capital Corp	4.400	04/24/20	Aa2	2,714
10,000,000		Pfizer, Inc	4.450	03/15/12	A1	10,600
3,230,000		Pfizer, Inc	5.350	03/15/15	A1	3,559
7,150,000		Pfizer, Inc	6.200	03/15/19	A1	8,076
7,100,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	Baa1	7,111
5,050,000		Praxair, Inc	5.250	11/15/14	A2	5,521
4,975,000		Procter & Gamble Co	5.550	03/05/37	Aa3	5,030
3,225,000		Schering-Plough Corp	6.550	09/15/37	Aa3	3,683
3,000,000		Solutia, Inc	7.880	03/15/20	B2	3,038

		TOTAL CHEMICALS AND ALLIED PRODUCTS				125,774

COAL MINING - 0.1%
1,000,000	g	Arch Coal, Inc	8.750	08/01/16	B1	1,058
4,500,000	g	Drummond Co, Inc	7.380	02/15/16	B1	4,387
2,000,000		Peabody Energy Corp	7.380	11/01/16	Ba1	2,115

		TOTAL COAL MINING				7,560

COMMUNICATIONS - 2.8%
2,400,000	g	America Movil SAB de C.V.	5.000	03/30/20	A2	2,366
4,000,000	g	America Movil SAB de C.V.	6.130	03/30/40	A2	3,909
4,300,000		American Tower Corp	4.630	04/01/15	Baa3	4,422
2,000,000		AT&T, Inc	6.150	09/15/34	A2	1,976
3,625,000		AT&T, Inc	6.500	09/01/37	A2	3,759
11,500,000		AT&T, Inc	6.300	01/15/38	A2	11,670
1,745,000		BellSouth Capital Funding Corp	7.880	02/15/30	A2	2,028
13,125,000		BellSouth Corp	5.200	09/15/14	A2	14,141
2,250,000		CBS Corp	5.750	04/15/20	Baa3	2,260
14,950,000		Cellco Partnership	3.750	05/20/11	A2	15,415
3,025,000		Cellco Partnership	5.550	02/01/14	A2	3,306
15,600,000		Cellco Partnership	8.500	11/15/18	A2	19,462
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa1	1,172
2,125,000		Comcast Corp	5.650	06/15/35	Baa1	1,967
7,850,000		Comcast Corp	6.400	03/01/40	Baa1	7,979
1,455,000	g	CSC Holdings, Inc	8.500	04/15/14	Ba3	1,550
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	5,123
3,875,000	g	DIRECTV Holdings LLC	4.750	10/01/14	Baa3	4,048
15,550,000	g	DIRECTV Holdings LLC	3.550	03/15/15	Baa3	15,299
4,740,000		DIRECTV Holdings LLC	7.630	05/15/16	Baa3	5,309
15,750,000	g	DIRECTV Holdings LLC	5.200	03/15/20	Baa3	15,505
5,350,000	g	DIRECTV Holdings LLC	6.350	03/15/40	Baa3	5,311
2,000,000		DISH DBS Corp	7.880	09/01/19	Ba3	2,080
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	Baa1	5,167
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,270
5,187,500	o	Intelsat Bermuda Ltd	11.500	02/04/17	Caa3	5,317
4,000,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	4,257
3,155,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	4,074
3,000,000	g	Qwest Communications International, Inc	7.130	04/01/18	Ba3	3,098
4,500,000		Qwest Corp	8.880	03/15/12	Ba1	4,928
2,000,000	g	SBA Telecommunications, Inc	8.000	08/15/16	Ba2	2,105
4,500,000		Sprint Capital Corp	8.750	03/15/32	Ba3	4,174
1,225,000		Sprint Nextel Corp	6.000	12/01/16	Ba3	1,106

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,075,000		Telecom Italia Capital S.A.	6.180%	06/18/14	Baa2	$3,287
2,825,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	3,055
16,275,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	17,570
7,900,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	8,461
4,500,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	A3	4,556
4,500,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	Baa2	5,344
5,495,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	6,064
9,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	9,637
6,075,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	6,788
7,100,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	8,805
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	11,707
8,000,000		Time Warner Cable, Inc	5.000	02/01/20	Baa2	7,888
5,550,000		Verizon Communications, Inc	4.350	02/15/13	A3	5,887
2,905,000		Verizon Communications, Inc	8.750	11/01/18	A3	3,644
3,875,000		Verizon Communications, Inc	6.250	04/01/37	A3	3,927
2,900,000		Verizon Communications, Inc	6.400	02/15/38	A3	3,009
3,100,000		Verizon Communications, Inc	8.950	03/01/39	A3	4,204
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	6,818
3,875,000		Viacom, Inc	4.380	09/15/14	Baa2	4,004
2,000,000		Virgin Media Finance plc	9.500	08/15/16	B1	2,185

		TOTAL COMMUNICATIONS				312,393

DEPOSITORY INSTITUTIONS - 4.0%
4,500,000	g	Banco Bradesco S.A.	6.750	09/29/19	Baa2	4,680
2,540,000	g	Banco do Brasil S.A.	4.500	01/22/15	Baa2	2,598
4,450,000	g	Banco do Brasil S.A.	6.000	01/22/20	Baa2	4,509
4,500,000		Banco Santander Brasil	4.500	04/06/15	Baa2	4,490
3,050,000		Bank of America Corp	4.900	05/01/13	A2	3,191
4,850,000		Bank of America Corp	7.380	05/15/14	A2	5,454
11,300,000		Bank of America Corp	4.500	04/01/15	A2	11,393
18,550,000		Bank of America Corp	5.300	03/15/17	A1	18,362
8,525,000		Bank of America Corp	6.000	09/01/17	A2	8,866
5,725,000		Bank of America Corp	5.750	12/01/17	A2	5,870
7,450,000		Bank of America Corp	7.630	06/01/19	A2	8,522
2,500,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	A1	2,495
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	6,000
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	4,375
4,250,000		Bank One Corp	5.250	01/30/13	A1	4,568
3,750,000		Barclays Bank plc	5.200	07/10/14	Aa3	4,004
3,900,000	g	Barclays Bank plc	6.050	12/04/17	Baa1	4,022
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A3	1,180
6,000,000		BB&T Corp	3.850	07/27/27	A1	6,253
2,500,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	Aaa	2,510
3,750,000		Capital One Bank USA NA	8.800	07/15/19	A3	4,531
5,000,000		Capital One Capital V	8.880	05/15/40	Baa3	5,449
5,150,000		Capital One Financial Corp	5.700	09/15/11	Baa1	5,383
3,250,000		Citigroup, Inc	5.100	09/29/11	A3	3,388
7,375,000		Citigroup, Inc	5.300	10/17/12	A3	7,746
6,655,000		Citigroup, Inc	5.000	09/15/14	Baa1	6,646
5,800,000		Citigroup, Inc	5.500	10/15/14	A3	6,002
4,525,000		Citigroup, Inc	6.130	05/15/18	A3	4,624
10,375,000		Citigroup, Inc	8.500	05/22/19	A3	12,109
7,575,000		Citigroup, Inc	6.880	03/05/38	A3	7,655

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,825,000		Citigroup, Inc	8.130%	07/15/39	A3	$4,416
8,550,000		Credit Suisse	5.000	05/15/13	Aa1	9,189
8,250,000		Credit Suisse	5.500	05/01/14	Aa1	8,980
8,000,000		Credit Suisse	5.300	08/13/19	Aa1	8,204
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	33,252
3,500,000		Deutsche Bank AG.	3.880	08/18/14	Aa3	3,576
4,750,000		Discover Bank	8.700	11/18/19	Ba1	5,203
3,500,000		Golden West Financial Corp	4.750	10/01/12	A1	3,677
7,000,000		HSBC Bank USA NA	4.630	04/01/14	A1	7,304
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A3	2,761
2,100,000		HSBC Holdings plc	6.500	09/15/37	A1	2,177
4,350,000	g	ICICI Bank Ltd	5.500	03/25/15	Baa2	4,414
3,600,000	i	ING Groep NV	5.780	12/30/49	Ba1	3,065
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	A2	3,982
1,000,000		JPMorgan Chase & Co	7.880	06/15/10	A1	1,013
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	4,744
7,000,000		JPMorgan Chase & Co	3.700	01/20/15	Aa3	7,043
9,770,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	10,607
11,800,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	13,021
7,700,000		JPMorgan Chase & Co	4.950	03/25/20	Aa3	7,634
3,025,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	3,266
3,875,000	g	Lloyds TSB Bank plc	5.800	01/13/20	Aa3	3,781
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	3,874
12,750,000		Northern Trust Corp	4.630	05/01/14	A1	13,559
8,000,000		PNC Funding Corp	5.130	02/08/20	A3	8,059
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	5,644
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	A2	6,306
4,500,000	g	Shinhan Bank	4.380	09/15/15	A2	4,482
6,350,000		State Street Corp	4.300	05/30/14	A1	6,721
2,000,000		Union Bank of California NA	5.950	05/11/16	A3	2,099
5,000,000		US Bank NA	4.950	10/30/14	Aa2	5,323
1,925,000		USB Capital XIII Trust	6.630	12/15/39	A2	1,949
5,125,000		Wachovia Bank NA	5.300	10/15/11	A1	5,422
8,275,000		Wachovia Bank NA	4.800	11/01/14	Aa3	8,517
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,914
2,975,000		Wachovia Corp	5.500	05/01/13	A1	3,213
3,500,000		Wells Fargo & Co	5.250	10/23/12	A1	3,771
5,500,000		Wells Fargo & Co	4.950	10/16/13	A2	5,810
10,650,000		Wells Fargo & Co	4.750	02/09/15	Aa3	11,060
11,525,000		Wells Fargo & Co	3.630	04/15/15	A1	11,434
3,000,000		Zions Bancorporation	7.750	09/23/14	Baa3	3,026

		TOTAL DEPOSITORY INSTITUTIONS				440,367

ELECTRIC, GAS, AND SANITARY SERVICES - 2.5%
2,400,000	g	AES Corp	8.750	05/15/13	Ba3	2,436
2,250,000		AGL Capital Corp	5.250	08/15/19	Baa1	2,274
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,960
8,435,000		Alliant Energy Corp	1.000	10/15/14	Baa1	8,501
5,500,000		Atmos Energy Corp	8.500	03/15/19	Baa2	6,748
4,500,000		Carolina Power & Light Co	5.130	09/15/13	A1	4,922
4,750,000		Carolina Power & Light Co	5.300	01/15/19	A1	4,997
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A1	2,726
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	2,386

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,250,000		CenterPoint Energy Resources Corp	7.880%	04/01/13	Baa3	$4,866
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	3,452
4,375,000	g	Colbun S.A.	6.000	01/21/20	NR	4,399
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa1	4,263
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	A2	2,900
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,750
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	4,529
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	7,965
10,000,000		Duke Energy Carolinas LLC	5.300	02/15/40	A1	9,474
11,500,000		Duke Energy Corp	3.950	09/15/14	Baa2	11,850
1,335,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	1,352
5,375,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	6,600
4,000,000		FirstEnergy Solutions Corp	4.800	02/15/15	Baa2	4,094
4,000,000		FirstEnergy Solutions Corp	6.050	08/15/21	Baa2	4,005
2,000,000		Florida Power Corp	6.400	06/15/38	A1	2,175
5,000,000		Georgia Power Co	5.950	02/01/39	A2	5,156
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	5,643
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	Baa1	1,125
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	3,058
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	3,525
3,850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	3,957
5,000,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	5,479
2,092,000		Mirant North America LLC	7.380	12/31/13	B1	2,087
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	4,201
2,800,000		Nevada Power Co	6.500	08/01/18	Baa3	3,056
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	3,718
3,250,000		NiSource Finance Corp	10.750	03/15/16	Baa3	4,131
2,000,000		NRG Energy, Inc	7.250	02/01/14	B1	2,015
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,369
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	6,409
2,750,000		PacifiCorp	6.000	01/15/39	A2	2,827
6,750,000		PG&E Corp	5.750	04/01/14	Baa1	7,373
750,000		Potomac Electric Power Co	7.900	12/15/38	A3	948
3,825,000		Progress Energy, Inc	7.050	03/15/19	Baa2	4,316
2,000,000		Public Service Co of Colorado	7.880	10/01/12	A2	2,290
2,825,000		Public Service Co of Colorado	4.880	03/01/13	A2	3,059
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A2	2,727
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	Baa1	8,877
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	A2	2,785
4,415,000	g	Republic Services, Inc	5.000	03/01/20	Baa3	4,329
4,135,000	g	Republic Services, Inc	5.250	11/15/21	Baa3	4,088
5,810,000	g	Republic Services, Inc	6.200	03/01/40	Baa3	5,659
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	B2	1,880
2,100,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	2,224
4,000,000		Sempra Energy	6.000	10/15/39	Baa1	3,926
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa2	2,186
2,600,000		Veolia Environnement	5.250	06/03/13	A3	2,791
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,811
9,040,000		Waste Management, Inc	6.130	11/30/39	Baa3	8,972
3,000,000	g	Williams Partners LP	3.800	02/15/15	Baa3	2,995
5,350,000	g	Williams Partners LP	5.250	03/15/20	Baa3	5,361
6,200,000	g	Williams Partners LP	6.300	04/15/40	Baa3	6,161
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	A1	2,946

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				264,084

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.5%
$4,000,000		Amphenol Corp	4.750%	11/15/14	Baa3	$4,115
3,838,000		Analog Devices, Inc	5.000	07/01/14	A3	4,053
10,685,000		Cisco Systems, Inc	4.450	01/15/20	A1	10,626
4,430,000	g	Empresas Publicas de Medellin ESP	7.630	07/29/19	Baa3	4,895
3,300,000		General Electric Co	5.250	12/06/17	Aa2	3,461
2,550,000		Hewlett-Packard Co	2.950	08/15/12	A2	2,634
1,550,000		Koninklijke Philips Electronics NV	6.880	03/11/38	A3	1,752
4,450,000		L-3 Communications Corp	6.380	10/15/15	Ba2	4,567
2,255,000	g	L-3 Communications Corp	5.200	10/15/19	Baa2	2,266
2,150,000		National Semiconductor Corp	3.950	04/15/15	Baa1	2,126
4,225,000		Nokia OYJ	5.380	05/15/19	A2	4,450
4,500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	Ba3	4,736
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	Baa1	3,371
2,190,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	2,264
5,600,000		Whirlpool Corp	8.000	05/01/12	Baa3	6,155

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				61,471

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.0%
4,500,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	A2	4,662

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				4,662

FABRICATED METAL PRODUCTS - 0.1%
1,015,000		Ball Corp	7.130	09/01/16	Ba1	1,078
355,000		Ball Corp	7.380	09/01/19	Ba1	374
1,875,000		CRH America, Inc	6.950	03/15/12	Baa1	2,038
5,000,000		Crown Americas LLC	7.750	11/15/15	B1	5,201
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	Ba3	2,075

		TOTAL FABRICATED METAL PRODUCTS				10,766

FOOD AND KINDRED PRODUCTS - 1.0%
4,300,000	g	BFF International Ltd	7.250	01/28/20	Ba1	4,365
6,400,000		Bottling Group LLC	6.950	03/15/14	Aa3	7,409
2,750,000		Bunge Ltd	8.500	06/15/19	Baa2	3,197
4,000,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	4,234
1,200,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	A3	1,204
2,880,000	g	Corp Pesquera Inca Sac	9.000	02/10/17	B2	2,909
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	Baa2	7,301
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa2	4,198
3,698,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa2	4,225
3,875,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	Baa2	4,603
3,850,000		General Mills, Inc	5.250	08/15/13	Baa1	4,203
6,000,000		General Mills, Inc	5.650	02/15/19	Baa1	6,436
2,530,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	2,769
4,750,000		Kraft Foods, Inc	5.380	02/10/20	Baa2	4,828
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	4,117
8,250,000		Kraft Foods, Inc	6.500	02/09/40	Baa2	8,548
7,300,000	g	Mead Johnson Nutrition Co	4.900	11/01/19	Baa1	7,245
2,750,000	g	Mead Johnson Nutrition Co	5.900	11/01/39	Baa1	2,679
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	2,215
625,000		PepsiAmericas, Inc	4.380	02/15/14	Baa1	661

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,175,000		PepsiCo, Inc	7.900%	11/01/18	Aa3	$3,932
5,000,000		Reynolds American, Inc	6.500	07/15/10	Baa3	5,059
1,000,000	g	Smithfield Foods, Inc	10.000	07/15/14	Ba3	1,115

		TOTAL FOOD AND KINDRED PRODUCTS				97,452

FOOD STORES - 0.2%
3,800,000		Delhaize Group S.A.	5.880	02/01/14	Baa3	4,155
3,800,000		Delhaize Group S.A.	6.500	06/15/17	Baa3	4,197
2,000,000		Ingles Markets, Inc	8.880	05/15/17	B1	2,090
1,500,000		Kroger Co	6.200	06/15/12	Baa2	1,628
1,205,000		Kroger Co	5.000	04/15/13	Baa2	1,283
1,600,000		Kroger Co	6.400	08/15/17	Baa2	1,779
775,000		Kroger Co	6.800	12/15/18	Baa2	872
1,600,000		Safeway, Inc	5.000	08/15/19	Baa2	1,614
1,750,000		Stater Brothers Holdings	8.130	06/15/12	B2	1,759
880,000		Stater Brothers Holdings	7.750	04/15/15	B2	889

		TOTAL FOOD STORES				20,266

FOREIGN GOVERNMENT BONDS - 0.2%
15,000,000		Council Of Europe Development Bank	2.750	02/10/15	Aaa	14,932

		TOTAL FOREIGN GOVERNMENT BONDS				14,932

FURNITURE AND HOME FURNISHINGS STORES - 0.0%
2,000,000		GSC Holdings Corp	8.000	10/01/12	Ba1	2,075

		TOTAL FURNITURE AND HOME FURNISHINGS STORES				2,075

GENERAL BUILDING CONTRACTORS - 0.0%
2,120,000	g	Urbi Desarrollos Urbanos SAB de C.V.	9.500	01/21/20	Ba3	2,295

		TOTAL GENERAL BUILDING CONTRACTORS				2,295

GENERAL MERCHANDISE STORES - 0.1%
4,700,000		JC Penney Corp, Inc	5.750	02/15/18	Ba1	4,705
1,925,000		TJX Cos, Inc	6.950	04/15/19	A3	2,275
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	893
3,750,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	3,583
4,000,000		Wal-Mart Stores, Inc	5.630	04/01/40	Aa2	3,986

		TOTAL GENERAL MERCHANDISE STORES				15,442

HEALTH SERVICES - 0.2%
2,750,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	Ba2	2,991
2,000,000		CHS	8.880	07/15/15	B3	2,070
2,000,000		DaVita, Inc	6.630	03/15/13	B1	2,013
2,250,000		Express Scripts, Inc	7.250	06/15/19	Baa3	2,605
5,259,000	o	HCA, Inc	9.630	11/15/16	B2	5,633
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa2	3,879

		TOTAL HEALTH SERVICES				19,191

HOLDING AND OTHER INVESTMENT OFFICES - 0.5%
2,310,000		AMB Property LP	6.630	12/01/19	Baa1	2,351
1,610,000		Boston Properties LP	5.880	10/15/19	Baa2	1,671
1,875,000		Boston Properties LP	2.880	02/15/37	NR	1,868
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	1,641

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$1,525,000		Brandywine Operating Partnership LP	5.700%	05/01/17	Baa3	$1,447
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	Baa2	5,344
1,835,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	2,053
2,325,000		Developers Diversified Realty Corp	7.500	04/01/17	Baa3	2,352
2,700,000	g	Digital Realty Trust LP	5.880	02/01/20	Baa2	2,640
700,000		Duke Realty LP	5.630	08/15/11	Baa2	725
255,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	255
700,000		Federal Realty Investment Trust	5.900	04/01/20	Baa1	701
3,825,000		Health Care REIT, Inc	6.130	04/15/20	Baa2	3,837
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	Baa3	1,529
840,000		Kimco Realty Corp	5.700	05/01/17	Baa1	842
1,480,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	1,632
915,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	939
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	Baa2	958
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	Baa3	4,686
725,000	g	PPF Funding, Inc	5.350	04/15/12	Baa2	739
1,485,000		ProLogis	7.630	08/15/14	Baa2	1,624
385,000		ProLogis	5.750	04/01/16	Baa2	377
1,540,000		ProLogis	5.630	11/15/16	Baa2	1,490
1,505,000		ProLogis	7.380	10/30/19	Baa2	1,545
3,850,000		ProLogis	6.880	03/15/20	Baa2	3,803
2,325,000		Realty Income Corp	5.950	09/15/16	Baa1	2,372
2,325,000		Regency Centers LP	5.250	08/01/15	Baa2	2,325
225,000		Regency Centers LP	5.880	06/15/17	Baa2	225
1,090,000		Simon Property Group LP	6.750	05/15/14	A3	1,193
800,000		Simon Property Group LP	5.250	12/01/16	A3	793
3,040,000		Simon Property Group LP	10.350	04/01/19	A3	3,822

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				57,779

HOTELS AND OTHER LODGING PLACES - 0.0%
2,000,000		Ameristar Casinos, Inc	9.250	06/01/14	B2	2,095

		TOTAL HOTELS AND OTHER LODGING PLACES				2,095

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.4%
1,500,000		Black & Decker Corp	8.950	04/15/14	Baa1	1,776
7,525,000		Hewlett-Packard Co	4.250	02/24/12	A2	7,950
5,250,000		Hewlett-Packard Co	4.750	06/02/14	A2	5,668
3,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	3,638
3,150,000		International Game Technology	7.500	06/15/19	Baa2	3,568
2,125,000		ITT Corp	4.900	05/01/14	Baa1	2,257
2,945,000		John Deere Capital Corp	2.950	03/09/15	A2	2,944
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa2	1,583
3,600,000		Xerox Corp	8.250	05/15/14	Baa2	4,180
5,000,000		Xerox Corp	4.250	02/15/15	Baa2	5,041
2,075,000		Xerox Corp	5.630	12/15/19	Baa2	2,133

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				40,738

INSTRUMENTS AND RELATED PRODUCTS - 0.4%
1,700,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	1,782
3,750,000		Boston Scientific Corp	4.500	01/15/15	Ba1	3,594
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	4,299
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	5,409
4,450,000		Medtronic, Inc	4.450	03/15/20	A1	4,429

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$6,000,000		St. Jude Medical, Inc	3.750%	07/15/14	Baa1	$6,152
6,200,000		Stryker Corp	3.000	01/15/15	A3	6,197
4,000,000		Stryker Corp	4.380	01/15/20	A3	3,967
6,225,000	g	Thermo Fisher Scientific, Inc	2.150	12/28/12	Baa1	6,204
1,695,000	g	Thermo Fisher Scientific, Inc	3.250	11/18/14	Baa1	1,669
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa1	1,838
1,947,000		Zimmer Holdings, Inc	4.630	11/30/19	Baa1	1,936
4,988,000		Zimmer Holdings, Inc	5.750	11/30/39	Baa1	4,883

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				52,359

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	Baa3	7,530
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	Baa3	7,485
3,725,000		Hartford Financial Services Group, Inc	6.630	03/30/40	Baa3	3,665

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				18,680

INSURANCE CARRIERS - 1.0%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	4,201
2,155,000		Aetna, Inc	6.500	09/15/18	A3	2,405
1,925,000		Aetna, Inc	6.630	06/15/36	A3	2,028
11,525,000		Aflac, Inc	8.500	05/15/19	A2	13,876
8,000,000		Aflac, Inc	6.900	12/17/39	A2	8,245
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	A1	5,149
5,375,000		Allstate Corp	7.450	05/16/19	A3	6,307
4,375,000		American Financial Group, Inc	9.880	06/15/19	Baa2	5,158
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,846
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa3	4,063
3,000,000		Metlife, Inc	5.380	12/15/12	A3	3,246
5,620,000		Metlife, Inc	5.000	06/15/15	A3	5,893
7,675,000		Metlife, Inc	6.750	06/01/16	A3	8,601
2,500,000		Metlife, Inc	5.700	06/15/35	A3	2,398
3,000,000		Prudential Financial, Inc	5.800	06/15/12	Baa2	3,220
11,300,000		Prudential Financial, Inc	7.380	06/15/19	Baa2	12,959
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A3	3,183
4,250,000		Travelers Cos, Inc	5.800	05/15/18	A2	4,553
1,150,000		Travelers Cos, Inc	5.900	06/02/19	A2	1,258
4,750,000		Unum Group	7.130	09/30/16	Ba1	5,163
4,902,000		WellPoint, Inc	6.380	01/15/12	Baa1	5,285
1,800,000		WellPoint, Inc	5.880	06/15/17	Baa1	1,933
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	2,177

		TOTAL INSURANCE CARRIERS				115,147

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
2,000,000		Corrections Corp of America	7.750	06/01/17	Ba2	2,090

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				2,090

LEGAL SERVICES - 0.0%
1,256,000		FTI Consulting, Inc	7.630	06/15/13	Ba2	1,272

		TOTAL LEGAL SERVICES				1,272

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

METAL MINING - 0.2%
$5,575,000		Freeport-McMoRan Copper & Gold, Inc	8.380%	04/01/17	Ba2	$6,202
1,940,000		Newmont Mining Corp	6.250	10/01/39	Baa2	1,940
3,850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	4,232
4,000,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	4,502
2,500,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	Baa1	3,209

		TOTAL METAL MINING				20,085

MISCELLANEOUS RETAIL - 0.2%
2,500,000		CVS Caremark Corp	4.880	09/15/14	Baa2	2,664
10,500,000		CVS Caremark Corp	5.750	06/01/17	Baa2	11,322
795,000		CVS Caremark Corp	6.600	03/15/19	Baa2	889
3,875,000		Staples, Inc	9.750	01/15/14	Baa2	4,698

		TOTAL MISCELLANEOUS RETAIL				19,573

MOTION PICTURES - 0.2%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	B1	3,150
16,250,000		Time Warner, Inc	6.880	05/01/12	Baa2	17,875
3,825,000		Time Warner, Inc	6.500	11/15/36	Baa2	3,929

		TOTAL MOTION PICTURES				24,954

NONDEPOSITORY INSTITUTIONS - 2.2%
2,550,000		American Express Co	7.000	03/19/18	A3	2,896
8,875,000		American Express Co	8.130	05/20/19	A3	10,749
7,500,000		American General Finance Corp	6.900	12/15/17	B2	6,569
3,500,000	g	American Honda Finance Corp	5.130	12/15/10	A1	3,605
3,900,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	4,685
3,875,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	Baa1	3,816
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	Ba3	5,175
12,000,000	g	CDP Financial, Inc	3.000	11/25/14	Aaa	11,816
3,700,000		Countrywide Financial Corp	6.250	05/15/16	A3	3,799
4,500,000		Countrywide Home Loans, Inc	4.000	03/22/11	A2	4,626
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	B1	2,071
2,100,000		General Electric Capital Corp	5.880	02/15/12	Aa2	2,257
7,450,000		General Electric Capital Corp	5.900	05/13/14	Aa2	8,197
21,200,000		General Electric Capital Corp	5.500	06/04/14	Aa2	22,903
20,250,000		General Electric Capital Corp	5.500	01/08/20	Aa2	20,660
5,375,000		General Electric Capital Corp	6.880	01/10/39	Aa2	5,798
10,000,000		HSBC Finance Corp	5.250	01/14/11	A3	10,310
5,750,000		HSBC Finance Corp	6.380	11/27/12	A3	6,297
4,000,000		HSBC Finance Corp	4.750	07/15/13	A3	4,201
5,000,000		HSBC Finance Corp	5.500	01/19/16	A3	5,252
4,500,000	g	Hutchinson Whampoa International	5.750	09/11/19	A3	4,671
5,575,000		International Lease Finance Corp	5.750	06/15/11	B1	5,603
2,325,000	g	International Lease Finance Corp	8.630	09/15/15	B1	2,377
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	16,140
12,000,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	Aaa	11,958
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,494
5,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	5,454
4,500,000	g	LUKOIL International Finance BV	7.250	11/05/19	Baa2	4,725
4,092,000	g	Majapahit Holding BV	8.000	08/07/19	Ba2	4,496
4,000,000		MBNA Corp	6.130	03/01/13	A2	4,296
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	3,484
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	6,559
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	5,054

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$7,680,000		Svensk Exportkredit AB	5.130%	03/01/17	Aa1	$8,356
4,500,000		TAM LINHAS AERES S.A.	7.380	04/25/17	B1	4,241
4,500,000	g	TNK-BP Finance S.A.	6.250	02/02/15	Baa2	4,725
4,156,250		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	4,381

		TOTAL NONDEPOSITORY INSTITUTIONS				246,696

OIL AND GAS EXTRACTION - 2.1%
7,450,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa3	8,117
2,310,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	2,858
3,825,000		Anadarko Petroleum Corp	7.950	06/15/39	Baa3	4,598
5,325,000		Anadarko Petroleum Corp	6.200	03/15/40	Baa3	5,239
4,500,000		Atlas Energy Operating Co LLC	10.750	02/01/18	B3	4,950
5,900,000		Baker Hughes, Inc	6.500	11/15/13	A2	6,746
3,000,000		Baker Hughes, Inc	6.880	01/15/29	A2	3,425
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,661
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,134
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	8,881
3,000,000	g	Cenovus Energy, Inc	4.500	09/15/14	Baa2	3,130
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	3,144
2,000,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,020
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	A3	4,555
1,525,000		EnCana Corp	6.500	05/15/19	Baa2	1,701
1,525,000		EnCana Corp	6.630	08/15/37	Baa2	1,638
5,000,000		Encore Acquisition Co	9.500	05/01/16	B1	5,406
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	6,276
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	Baa3	4,330
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	Baa3	1,219
2,800,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	3,076
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	1,768
7,650,000		Enterprise Products Operating LLC	6.130	10/15/39	Baa3	7,522
3,250,000		EOG Resources, Inc	5.630	06/01/19	A3	3,488
4,000,000		Gaz Capital S.A.	6.210	11/22/16	Baa1	4,120
4,500,000		Gaz Capital S.A.	6.510	03/07/22	Baa1	4,417
3,250,000		Husky Energy, Inc	6.250	06/15/12	Baa2	3,525
2,975,000		Husky Energy, Inc	6.800	09/15/37	Baa2	3,231
3,710,000	g	KazMunaiGaz Finance Sub BV	11.750	01/23/15	Baa2	4,767
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	3,337
9,200,000		Nexen, Inc	7.500	07/30/39	Baa3	10,494
2,800,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	2,882
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	1,832
7,300,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	8,538
4,450,000		Petrobras International Finance Co	6.880	01/20/40	Baa1	4,593
4,500,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	4,622
2,900,000		Petroleos Mexicanos	8.000	05/03/19	Baa1	3,400
8,000,000	g	Petroleos Mexicanos	6.000	03/05/20	Baa1	8,200
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	4,505
4,500,000	g	Petronas Capital Ltd	5.250	08/12/19	A1	4,562
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	Baa3	3,232
8,200,000		Plains All American Pipeline LP	5.750	01/15/20	Baa3	8,409
2,000,000		Range Resources Corp	7.500	05/15/16	Ba3	2,060
700,000		Range Resources Corp	7.250	05/01/18	Ba3	718
3,920,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	Aa2	4,018
3,750,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	3,860

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$1,964,000		Southwestern Energy Co	7.500%	02/01/18	Ba2	$2,131
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,583
4,400,000		XTO Energy, Inc	4.630	06/15/13	Baa2	4,718
3,225,000		XTO Energy, Inc	5.500	06/15/18	Baa2	3,501
2,500,000		XTO Energy, Inc	6.380	06/15/38	Baa2	2,800

		TOTAL OIL AND GAS EXTRACTION				217,937

PAPER AND ALLIED PRODUCTS - 0.0%
1,900,000		Greif, Inc	7.750	08/01/19	Ba2	1,976
4,250,000		International Paper Co	7.300	11/15/39	Baa3	4,542

		TOTAL PAPER AND ALLIED PRODUCTS				6,518

PETROLEUM AND COAL PRODUCTS - 0.9%
4,725,000		BP Capital Markets plc	3.130	03/10/12	Aa1	4,895
2,725,000		BP Capital Markets plc	3.630	05/08/14	Aa1	2,827
11,675,000		BP Capital Markets plc	3.880	03/10/15	Aa1	12,125
7,000,000		Chevron Corp	3.450	03/03/12	Aa1	7,287
9,725,000		ConocoPhillips	4.600	01/15/15	A1	10,430
7,600,000		ConocoPhillips	6.500	02/01/39	A1	8,490
4,430,000		Ecopetrol S.A.	7.630	07/23/19	Baa2	4,917
3,600,000		Hess Corp	8.130	02/15/19	Baa2	4,388
6,000,000		Hess Corp	6.000	01/15/40	Baa2	5,925
2,225,000		Marathon Oil Corp	6.500	02/15/14	Baa1	2,495
4,850,000		Marathon Oil Corp	7.500	02/15/19	Baa1	5,697
4,000,000		Marathon Oil Corp	6.600	10/01/37	Baa1	4,199
7,620,000		Shell International Finance BV	4.380	03/25/20	Aa1	7,554
1,925,000		Shell International Finance BV	6.380	12/15/38	Aa1	2,120
2,800,000		Statoil ASA	2.900	10/15/14	Aa2	2,800
3,375,000		Valero Energy Corp	4.500	02/01/15	Baa2	3,381
8,000,000		Valero Energy Corp	6.130	02/01/20	Baa2	8,002

		TOTAL PETROLEUM AND COAL PRODUCTS				97,532

PIPELINES, EXCEPT NATURAL GAS - 0.2%
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	Baa2	3,264
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	Baa3	2,139
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Ba1	4,379
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	2,283
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	3,388
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	2,617

		TOTAL PIPELINES, EXCEPT NATURAL GAS				18,070

PRIMARY METAL INDUSTRIES - 0.2%
3,040,000		ArcelorMittal	5.380	06/01/13	Baa3	3,236
2,085,000		ArcelorMittal	9.850	06/01/19	Baa3	2,650
7,900,000		ArcelorMittal	7.000	10/15/39	Baa3	8,113
4,350,000	g	CSN Islands XI Corp	6.880	09/21/19	Ba1	4,546
4,460,000	g	Gerdau S.A.	7.000	01/20/20	Baa1	4,705
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	1,605

		TOTAL PRIMARY METAL INDUSTRIES				24,855

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

PRINTING AND PUBLISHING - 0.2%
$2,500,000		Dun & Bradstreet Corp	5.500%	03/15/11	A3	$2,601
1,274,000		News America, Inc	7.250	05/18/18	Baa1	1,474
4,250,000		News America, Inc	7.630	11/30/28	Baa1	4,725
3,800,000		News America, Inc	6.200	12/15/34	Baa1	3,790
3,575,000		News America, Inc	6.650	11/15/37	Baa1	3,760
3,800,000		News America, Inc	6.900	08/15/39	Baa1	4,148

		TOTAL PRINTING AND PUBLISHING				20,498

RAILROAD TRANSPORTATION - 0.5%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	A3	3,990
7,650,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	A3	7,575
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	A3	2,467
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,697
4,000,000		CSX Corp	6.250	03/15/18	Baa3	4,322
2,640,000	g	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	B2	2,706
2,500,000		Norfolk Southern Corp	5.750	01/15/16	Baa1	2,764
2,800,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	3,005
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,016
1,500,000		Union Pacific Corp	6.500	04/15/12	Baa2	1,638
6,375,000		Union Pacific Corp	5.130	02/15/14	Baa2	6,830

		TOTAL RAILROAD TRANSPORTATION				41,010

REAL ESTATE - 0.0%
4,500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	Ba3	4,759
3,280,000	g	Sable International Finance Ltd	7.750	02/15/17	Ba2	3,411
1,750,000	g,i	USB Realty Corp	6.090	12/30/49	A3	1,420

		TOTAL REAL ESTATE				9,590

SECURITY AND COMMODITY BROKERS - 2.1%
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	A3	3,591
7,250,000		BlackRock, Inc	3.500	12/10/14	A1	7,339
7,500,000		BlackRock, Inc	5.000	12/10/19	A1	7,508
4,200,000		Charles Schwab Corp	4.950	06/01/14	A2	4,478
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	Aa1	3,181
1,250,000		Eaton Vance Corp	6.500	10/02/17	A3	1,346
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/49	Baa2	4,153
3,825,000		Goldman Sachs Group, Inc	3.630	08/01/12	A1	3,961
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	3,525
7,300,000		Goldman Sachs Group, Inc	4.750	07/15/13	A1	7,718
1,130,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	1,237
14,037,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	14,787
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	5,685
11,075,000		Goldman Sachs Group, Inc	5.380	03/15/20	A1	10,973
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	1,112
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	3,096
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	8
15,125,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	16,155
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	5,105
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	4,927
13,650,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	14,710
30,000,000		Morgan Stanley	2.250	03/13/12	Aaa	30,610
14,775,000		Morgan Stanley	6.000	05/13/14	A2	15,959
3,925,000		Morgan Stanley	6.000	04/28/15	A2	4,205
9,350,000		Morgan Stanley	5.380	10/15/15	A2	9,711

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$5,000,000		Morgan Stanley	5.750%	10/18/16	A2	$5,198
4,125,000		Morgan Stanley	5.450	01/09/17	A2	4,182
4,775,000		Morgan Stanley	5.950	12/28/17	A2	4,906
3,850,000		Morgan Stanley	6.630	04/01/18	A2	4,106
4,975,000		Morgan Stanley	7.300	05/13/19	A2	5,496
3,000,000		Morgan Stanley	5.630	09/23/19	A2	2,989
7,875,000		Morgan Stanley	5.500	01/26/20	A2	7,703
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	Baa3	3,483
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	Baa3	2,610
1,500,000		Nomura Holdings, Inc	5.000	03/04/15	Baa2	1,533
1,650,000		Nomura Holdings, Inc	6.700	03/04/20	Baa2	1,712
1,157,000		Nuveen Investments, Inc	10.500	11/15/15	Caa3	1,122

		TOTAL SECURITY AND COMMODITY BROKERS				230,120

SOCIAL SERVICES - 0.0%
2,000,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	1,940

		TOTAL SOCIAL SERVICES				1,940

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
3,385,000		3M Co	4.380	08/15/13	Aa2	3,631
4,150,000		3M Co	5.700	03/15/37	Aa2	4,290
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	NR	4,657
2,000,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	2,025

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				14,603

TOBACCO PRODUCTS - 0.1%
2,900,000		Philip Morris International, Inc	4.880	05/16/13	A2	3,115
7,425,000		Philip Morris International, Inc	6.880	03/17/14	A2	8,502
1,600,000		Philip Morris International, Inc	6.380	05/16/38	A2	1,741

		TOTAL TOBACCO PRODUCTS				13,358

TRANSPORTATION BY AIR - 0.0%
2,840,000		Bristow Group, Inc	7.500	09/15/17	Ba2	2,868

		TOTAL TRANSPORTATION BY AIR				2,868

TRANSPORTATION EQUIPMENT - 0.4%
2,000,000	g	Bombardier, Inc	7.500	03/15/18	Ba2	2,085
2,325,000		Embraer Overseas Ltd	6.380	01/15/20	Baa3	2,366
3,515,000		Goodrich Corp	6.130	03/01/19	Baa2	3,820
1,500,000		Goodrich Corp	4.880	03/01/20	Baa2	1,511
2,500,000		Lockheed Martin Corp	4.120	03/14/13	Baa1	2,638
3,875,000	g	Meccanica Holdings USA	6.250	01/15/40	A3	3,799
6,825,000		United Technologies Corp	4.500	04/15/20	A2	6,856
4,970,000		United Technologies Corp	5.400	05/01/35	A2	4,810
1,075,000		United Technologies Corp	6.050	06/01/36	A2	1,127

		TOTAL TRANSPORTATION EQUIPMENT				29,012

WATER TRANSPORTATION - 0.0%
4,500,000	g	DP World Ltd	6.850	07/02/37	Ba1	3,864
1,335,000		Hornbeck Offshore Services, Inc	8.000	09/01/17	Ba3	1,335

		TOTAL WATER TRANSPORTATION				5,199

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

WHOLESALE TRADE-DURABLE GOODS - 0.2%
$5,250,000	g	Ace Hardware Corp	9.130%	06/01/16	Ba2	$5,631
4,500,000	g	Adaro Indonesia PT	7.630	10/22/19	Ba1	4,675
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	3,196
2,250,000	g	Rearden G Holdings Eins	7.880	03/30/20	B1	2,278
2,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa2	2,168
2,760,000		Vale Overseas Ltd	6.880	11/21/36	Baa2	2,855
6,150,000		Vale Overseas Ltd	6.880	11/10/39	Baa2	6,373

		TOTAL WHOLESALE TRADE-DURABLE GOODS				27,176

WHOLESALE TRADE-NONDURABLE GOODS - 0.4%
2,000,000		AmeriGas Partners LP	7.130	05/20/16	Ba3	2,020
11,600,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	Baa2	11,967
2,500,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	Baa2	2,668
2,000,000		Inergy LP	6.880	12/15/14	B1	2,000
4,250,000		McKesson Corp	6.500	02/15/14	Baa3	4,747
5,000,000		New Albertsons, Inc	7.500	02/15/11	Ba3	5,175
9,275,000		Procter & Gamble Co	4.600	01/15/14	Aa3	9,965
640,000		SuperValu, Inc	8.000	05/01/16	Ba3	648

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				39,190

		TOTAL CORPORATE BONDS				3,552,640

		(Cost $3,404,316)

GOVERNMENT BONDS - 59.2%

AGENCY SECURITIES - 5.9%
		Federal Farm Credit Bank (FFCB)
31,850,000		FFCB	2.630	04/21/11	Aaa	32,524
7,250,000		FFCB	5.380	07/18/11	Aaa	7,682
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	09/16/11	Aaa	3,125
		Federal Home Loan Mortgage Corp (FHLMC)
22,500,000		FHLMC	5.250	07/18/11	Aaa	23,817
5,000,000		FHLMC	1.750	06/15/12	Aaa	5,048
15,000,000		FHLMC	5.500	08/20/12	Aaa	16,431
28,000,000		FHLMC	2.130	09/21/12	Aaa	28,440
5,000,000		FHLMC	4.130	12/21/12	Aaa	5,321
6,000,000		FHLMC	3.500	05/29/13	Aaa	6,300
27,600,000		FHLMC	2.500	04/23/14	Aaa	27,825
20,000,000		FHLMC	3.000	07/28/14	Aaa	20,443
20,000,000		FHLMC	2.880	02/09/15	Aaa	20,123
1,517,522		FHLMC	5.750	12/15/18	Aaa	1,586
10,500,000		FHLMC	3.750	03/27/19	Aaa	10,243
		Federal Home Loan Mortgage Corp Gold (FGLMC)
5,091,825		FGLMC	5.000	04/01/23	Aaa	5,382
		Federal National Mortgage Association (FNMA)
7,200,000		FNMA	7.130	06/15/10	Aaa	7,302
8,250,000		FNMA	3.250	08/12/10	Aaa	8,340
19,400,000		FNMA	1.380	04/28/11	Aaa	19,556
8,000,000		FNMA	5.000	10/15/11	Aaa	8,500
20,000,000		FNMA	2.000	01/09/12	Aaa	20,314
10,000,000		FNMA	3.630	02/12/13	Aaa	10,540

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$20,000,000		FNMA	1.750%	05/07/13	Aaa	$19,949
25,000,000		FNMA	3.880	07/12/13	Aaa	26,618
24,500,000		FNMA	2.750	02/05/14	Aaa	24,957
76,000,000		FNMA	2.750	03/13/14	Aaa	77,361
25,500,000		FNMA	2.500	05/15/14	Aaa	25,645
23,500,000		FNMA	3.000	09/16/14	Aaa	23,932
35,000,000		FNMA	2.630	11/20/14	Aaa	35,002
8,028,271		FNMA	4.500	03/25/33	Aaa	8,457
5,205,035		Cal Dive I- Title XI, Inc	4.930%	02/01/27	NR	5,221
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	NR	24,978
1,993,360		Overseas Private Investment Corp	3.420	01/15/15	NR	2,083
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	13,858
25,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	26,212
10,000,000		Private Export Funding Corp	3.050	10/15/14	Aaa	10,127
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	7,509
17,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	18,878
10,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	10,091
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	NR	3,301

		TOTAL AGENCY SECURITIES				653,021

FOREIGN GOVERNMENT BONDS - 4.0%
5,000,000	g	Bahrain Government International Bond	5.500	03/31/20	NR	4,961
5,300,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa2	5,658
4,500,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	Baa2	4,455
15,600,000	g	Bank of England Euro Note	1.630	03/18/13	Aaa	15,489
1,675,000		Banque Centrale de Tunisie	8.250	09/19/27	Baa2	2,048
13,000,000	g	Belgium Government International Bond	2.880	09/15/14	NR	13,100
11,250,000		Belgium Kingdom	2.750	03/05/15	NR	11,180
5,460,000		Brazilian Government International Bond	5.880	01/15/19	Baa3	5,870
825,000		Brazilian Government International Bond	7.130	01/20/37	Baa3	939
12,200,000		Canada Government International Bond	2.380	09/10/14	NR	12,177
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,218
3,500,000		China Development Bank	5.000	10/15/15	A1	3,742
4,500,000		Colombia Government International Bond	6.130	01/18/41	Ba1	4,298
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/29	A3	4,491
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	B1	2,450
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aa1	4,973
3,500,000		European Investment Bank	4.880	02/15/36	Aaa	3,463
3,196,000		Export-Import Bank of Korea	5.880	01/14/15	A2	3,445
7,450,000		Export-Import Bank of Korea	4.130	09/09/15	A2	7,473
4,000,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	4,020
16,395,000		Federative Republic of Brazil	6.000	01/17/17	Baa3	17,812
7,111,111		Federative Republic of Brazil	8.000	01/15/18	Baa3	8,288
5,000,000		International Finance Corp	5.130	05/02/11	Aaa	5,197
4,400,000		Italy Government International Bond	5.380	06/12/17	NR	4,729
4,000,000		Italy Government International Bond	6.880	09/27/23	Aa2	4,587
4,500,000		Korea Development Bank	4.380	08/10/15	A2	4,567
3,890,000	g	Korea Expressway Corp	4.500	03/23/15	A2	3,949
1,000,000		Mexico Government International Bond	6.380	01/16/13	Baa1	1,110
1,150,000		Mexico Government International Bond	5.880	01/15/14	Baa1	1,264
2,900,000		Mexico Government International Bond	6.750	09/27/34	Baa1	3,190
4,772,000		Mexico Government International Bond	6.050	01/11/40	Baa1	4,760
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,829

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,500,000		Panama Government International Bond	5.200%	01/30/20	Ba1	$4,534
4,500,000		Panama Government International Bond	6.700	01/26/36	Ba1	4,781
4,435,000		Peruvian Government International Bond	7.130	03/30/19	Baa3	5,138
1,200,000		Peruvian Government International Bond	7.350	07/21/25	Baa3	1,392
4,500,000		Peruvian Government International Bond	6.550	03/14/37	Baa3	4,815
10,785,000		Poland Government International Bond	6.380	07/15/19	A2	11,815
14,000,000	g	Portugal Government International Bond	3.500	03/25/15	NR	13,829
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,926
3,000,000		Province of Manitoba Canada	2.130	04/22/13	Aa1	3,032
17,120,000		Province of Ontario Canada	3.130	09/08/10	Aa1	17,343
20,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	20,522
27,400,000		Province of Ontario Canada	4.100	06/16/14	Aa1	29,270
24,250,000		Province of Ontario Canada	2.950	02/05/15	Aa1	24,314
10,000,000		Province of Ontario Canada	4.000	10/07/19	Aa1	9,819
2,250,000		Province of Quebec Canada	5.130	11/14/16	Aa2	2,464
8,835,000		Province of Quebec Canada	4.630	05/14/18	Aa2	9,220
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,809
2,630,000	g	Qatar Govt International Bond	4.000	01/20/15	Aa2	2,679
2,670,000	g	Qatar Govt International Bond	6.400	01/20/40	Aa2	2,790
4,500,000	g	Republic of El Salvador	7.380	12/01/19	Ba1	4,905
7,380,000		Republic of Hungary	6.250	01/29/20	Baa1	7,851
4,500,000	g	Republic of Indonesia	5.880	03/13/20	Ba2	4,669
4,500,000		Republic of Korea	5.750	04/16/14	A2	4,914
4,500,000	g	Republic of Lithuania	6.750	01/15/15	Baa1	4,912
4,000,000		Republic of Serbia	6.750	11/01/24	NR	3,960
5,500,000		Republic of the Philippines	6.500	01/20/20	Ba3	5,926
4,500,000		Republic of the Philippines	6.380	10/23/34	Ba3	4,410
4,500,000		Republic of Turkey	7.500	07/14/17	Ba2	5,130
3,980,000	g	Socialist Republic of Vietnam	6.750	01/29/20	Ba3	4,060
4,502,000		South Africa Government International Bond	6.880	05/27/19	A3	5,025
7,000,000		South Africa Government International Bond	5.500	03/09/20	A3	7,088
4,180,000		Turkey Government International Bond	6.750	05/30/40	Ba2	4,107
1,040,000		Ukraine Government International Bond	6.580	11/21/16	B2	992
960,000	g	Ukraine Government International Bond	6.580	11/21/16	B2	914
1,030,000		United Mexican States	5.880	02/17/14	Baa1	1,149
3,500,000		United Mexican States	5.950	03/19/19	Baa1	3,780
4,500,000		United Mexican States	5.130	01/15/20	Baa1	4,545
4,500,000		Uruguay Government International Bond	6.880	09/28/25	Ba3	4,883

		TOTAL FOREIGN GOVERNMENT BONDS				456,444

MORTGAGE BACKED - 32.6%
		Federal Home Loan Mortgage Corp (FHLMC)
6,901,479	i	FHLMC	2.640	02/01/36		7,096
7,643,643	i	FHLMC	5.810	07/01/36		8,099
5,418,858	i	FHLMC	3.310	09/01/36		5,594
4,993,690	i	FHLMC	5.860	09/01/36		5,291
7,290,845	i	FHLMC	5.940	09/01/36		7,721
5,206,017	i	FHLMC	6.050	09/01/36		5,513
14,616,205	i	FHLMC	5.730	02/01/37		15,483
13,484,450	i	FHLMC	5.610	03/01/37		14,238
11,354,075	i	FHLMC	5.870	04/01/37		11,978
955,642	i	FHLMC	5.770	05/01/37		1,014
11,937,740	i	FHLMC	5.640	06/01/37		12,634

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$8,098,414	i	FHLMC	5.700%	08/01/37		$8,599
7,569,279	i	FHLMC	5.740	09/01/37		8,036
		Federal Home Loan Mortgage Corp Gold (FGLMC)
8,725		FGLMC	7.000	09/01/10		9
34,858		FGLMC	6.000	04/01/11		38
223,361		FGLMC	7.000	07/01/13		238
1,162,274		FGLMC	6.500	12/01/16		1,259
9,388,610		FGLMC	5.000	09/01/18		10,028
3,881,849		FGLMC	4.500	10/01/18		4,086
2,267,523		FGLMC	4.500	11/01/18		2,387
2,184,798		FGLMC	5.500	01/01/19		2,361
1,102,794		FGLMC	4.000	06/01/19		1,143
5,263,013		FGLMC	4.500	01/01/20		5,532
3,395,002		FGLMC	4.500	07/01/20		3,559
2,492,509		FGLMC	4.500	08/01/20		2,620
382,311		FGLMC	7.000	10/01/20		430
37,030,091		FGLMC	4.500	06/01/21		38,818
11,947,443		FGLMC	4.500	06/01/21		12,524
53,306		FGLMC	7.000	05/01/23		60
871,803		FGLMC	6.000	10/01/23		944
685,594		FGLMC	6.000	11/01/23		742
15,492,702		FGLMC	4.000	07/01/24		15,745
5,626,771		FGLMC	4.500	09/01/24		5,844
33,000,000		FGLMC	5.000	04/15/25		34,836
169,744		FGLMC	8.000	01/01/31		196
73,570		FGLMC	7.000	11/01/31		82
174,252		FGLMC	7.000	12/01/31		195
87,553		FGLMC	7.000	12/01/31		98
273,428		FGLMC	7.000	12/01/31		307
21,644		FGLMC	7.000	01/01/32		24
434,912		FGLMC	8.000	02/01/32		502
7,351,996		FGLMC	4.500	07/01/33		7,441
3,326,378		FGLMC	5.500	11/01/33		3,570
17,654,972		FGLMC	5.500	12/01/33		18,750
4,201,415		FGLMC	5.500	12/01/33		4,459
35,882,121		FGLMC	7.000	12/01/33		40,343
54,550,180		FGLMC	5.000	01/01/34		56,703
11,024,438		FGLMC	5.000	05/01/34		11,449
6,942,120		FGLMC	6.000	09/01/34		7,521
21,712,269		FGLMC	4.500	10/01/34		21,976
1,774,299		FGLMC	5.500	12/01/34		1,881
9,173,027		FGLMC	4.500	04/01/35		9,267
3,427,516		FGLMC	6.000	05/01/35		3,714
1,803,942		FGLMC	6.000	05/01/35		1,948
2,867,400		FGLMC	6.000	05/01/35		3,096
3,316,318		FGLMC	6.000	05/01/35		3,581
6,490,988		FGLMC	6.000	05/01/35		7,008
4,034,657		FGLMC	6.000	05/01/35		4,356
9,340,509		FGLMC	7.000	05/01/35		10,502
1,649,592		FGLMC	5.500	06/01/35		1,746
1,937,395		FGLMC	5.500	06/01/35		2,051
5,419,672		FGLMC	5.500	06/01/35		5,737
20,617,248		FGLMC	5.500	06/01/35		21,826

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,814,694	FGLMC	6.000%	06/01/35		$4,119
16,245,328	FGLMC	4.500	08/01/35		16,372
2,074,140	FGLMC	5.000	10/01/35		2,148
11,255,933	FGLMC	5.000	11/01/35		11,654
549,685	FGLMC	6.500	11/01/35		601
2,473,115	FGLMC	6.000	01/01/36		2,660
4,841,539	FGLMC	5.000	02/01/36		5,013
2,074,265	FGLMC	5.500	04/01/36		2,195
1,803,391	FGLMC	6.500	05/01/36		1,966
12,268,644	FGLMC	6.500	10/01/36		13,373
31,593,190	FGLMC	5.500	01/01/37		33,425
20,846,290	FGLMC	5.500	04/01/37		22,038
33,386,728	FGLMC	5.500	05/01/37		35,295
10,712,821	FGLMC	6.000	08/01/37		11,513
4,743,047	FGLMC	6.000	09/01/37		5,097
8,586,383	FGLMC	6.500	11/01/37		9,349
16,127,690	FGLMC	5.000	12/01/37		16,675
10,124,445	FGLMC	5.000	04/01/38		10,468
21,988,642	FGLMC	5.000	04/01/38		22,735
10,352,526	FGLMC	5.500	07/01/38		10,944
20,254,882	FGLMC	6.000	11/01/38		21,757
9,546,940	FGLMC	5.500	01/01/39		10,093
15,426,418	FGLMC	4.500	05/01/39		15,479
18,655,565	FGLMC	4.000	06/01/39		18,102
12,118,157	FGLMC	5.000	07/01/39		12,528
14,000,000	FGLMC	5.000	04/15/40		14,455
9,000,000	FGLMC	6.000	04/15/40		9,657
	Federal National Mortgage Association (FNMA)
515	FNMA	7.500	11/01/10		1
2,016	FNMA	8.000	06/01/11		2
2,168	FNMA	8.000	07/01/11		2
169,908	FNMA	5.000	06/01/13		175
2,688,413	FNMA	4.440	07/01/13		2,843
3,584,897	FNMA	4.760	10/01/13		3,768
1,381,923	FNMA	4.780	02/01/14		1,468
5,337,428	FNMA	4.440	04/01/14		5,648
1,564,617	FNMA	4.570	01/01/15		1,658
395,658	FNMA	7.500	02/01/15		433
806,047	FNMA	7.500	04/01/15		882
715,043	FNMA	7.500	04/01/15		766
69,702	FNMA	6.500	03/01/16		76
25,248	FNMA	6.500	04/01/16		28
686,556	FNMA	6.500	10/01/16		743
424,649	FNMA	6.500	11/01/16		460
5,382,180	FNMA	5.000	12/01/17		5,747
1,400,327	FNMA	6.500	02/01/18		1,517
3,514,078	FNMA	5.500	03/01/18		3,796
8,306,275	FNMA	5.500	04/01/18		8,972
686,291	FNMA	5.500	04/01/18		739
806,282	FNMA	6.500	04/01/18		874
229,954	FNMA	5.500	05/01/18		248
12,738,728	FNMA	4.500	12/01/18		13,412
486,539	FNMA	6.000	01/01/19		531

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$92,810	FNMA	6.000%	02/01/19		$101
8,036,373	FNMA	5.000	04/01/19		8,561
4,236,164	FNMA	4.500	06/01/19		4,453
5,891,664	FNMA	5.000	03/01/20		6,287
2,796,425	FNMA	5.500	07/01/20		3,019
2,019,103	FNMA	4.500	11/01/20		2,123
6,392,287	FNMA	5.000	12/01/20		6,802
8,751,635	FNMA	5.000	03/01/21		9,339
5,999,096	FNMA	5.500	08/01/21		6,439
9,262,437	FNMA	4.500	03/01/23		9,626
113,997	FNMA	8.000	03/01/23		131
22,000,000	FNMA	4.500	04/25/23		22,818
20,109,684	FNMA	4.500	06/01/23		20,899
16,976,931	FNMA	5.000	07/01/23		17,928
12,916,512	FNMA	5.000	07/01/23		13,640
4,677,567	FNMA	5.000	12/01/23		4,879
1,314,403	FNMA	5.500	02/01/24		1,397
15,818,311	FNMA	4.000	05/01/24		16,073
2,584,156	FNMA	5.500	07/01/24		2,745
368,854	FNMA	8.000	07/01/24		427
5,000,713	FNMA	4.500	08/01/24		5,195
3,608,704	FNMA	5.500	08/01/24		3,834
19,190,345	FNMA	4.000	09/01/24		19,500
31,000,000	FNMA	4.000	04/25/25		31,446
53,000,000	FNMA	5.000	04/25/25		55,898
12,716,006	FNMA	5.000	10/01/25		13,237
86,174	FNMA	9.000	11/01/25		101
6,394,291	FNMA	6.500	07/01/32		7,065
252,361	FNMA	7.000	07/01/32		284
633,873	FNMA	7.000	07/01/32		712
9,098,040	FNMA	5.500	01/01/33		9,658
12,361,438	FNMA	6.000	01/01/33		13,245
1,388,569	FNMA	5.000	02/01/33		1,441
1,332,692	FNMA	5.500	06/01/33		1,414
5,208,900	FNMA	4.500	08/01/33		5,275
4,891,756	FNMA	5.000	08/01/33		5,076
8,341,441	FNMA	4.500	10/01/33		8,448
4,791,872	FNMA	5.000	10/01/33		4,972
2,646,965	FNMA	5.000	10/01/33		2,746
1,327,685	FNMA	5.000	10/01/33		1,378
40,429,587	FNMA	5.000	11/01/33		41,949
728,309	FNMA	5.000	11/01/33		756
7,975,025	FNMA	5.000	11/01/33		8,275
7,244,203	FNMA	5.000	11/01/33		7,516
7,049,290	FNMA	5.500	12/01/33		7,549
935,800	FNMA	5.500	12/01/33		993
1,297,040	FNMA	5.500	12/01/33		1,377
2,182,221	FNMA	5.500	12/01/33		2,316
2,794,972	FNMA	5.500	01/01/34		2,966
5,488,312	FNMA	5.500	01/01/34		5,825
8,593,825	FNMA	5.500	02/01/34		9,120
2,141,520	FNMA	5.000	03/01/34		2,222
5,332,641	FNMA	5.000	03/01/34		5,533

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$1,854,957		FNMA	5.000%	03/01/34		$1,925
14,218,733		FNMA	5.000	03/01/34		14,753
1,699,381		FNMA	5.000	03/01/34		1,763
6,176,362		FNMA	5.500	03/01/34		6,541
13,973,743		FNMA	5.000	04/01/34		14,477
53,354,081		FNMA	5.000	08/01/34		55,266
8,327,366		FNMA	6.000	08/01/34		9,037
4,040,167		FNMA	5.500	09/01/34		4,279
3,946,487		FNMA	5.500	09/01/34		4,180
2,770,058		FNMA	5.500	09/01/34		2,934
2,444,492		FNMA	5.500	10/01/34		2,589
2,354,298		FNMA	5.500	10/01/34		2,493
16,945,920		FNMA	5.500	12/01/34		17,947
2,940,123		FNMA	6.000	12/01/34		3,172
5,539,892		FNMA	5.500	01/01/35		5,867
57,480,873		FNMA	5.500	02/01/35		61,003
22,547,863		FNMA	5.500	04/01/35		23,880
3,586,765		FNMA	5.500	04/01/35		3,792
5,505,927		FNMA	6.000	04/01/35		5,940
13,904,042		FNMA	4.500	05/01/35		14,082
17,399,317		FNMA	5.500	05/01/35		18,395
5,452,399		FNMA	6.000	05/01/35		5,835
2,652,983		FNMA	5.500	06/01/35		2,805
2,039,711		FNMA	5.500	06/01/35		2,156
4,122,376		FNMA	5.500	06/01/35		4,358
1,667,480		FNMA	5.500	06/01/35		1,763
1,022,480		FNMA	5.500	06/01/35		1,081
280,762		FNMA	7.500	06/01/35		318
1,767,376		FNMA	5.500	07/01/35		1,868
2,538,537		FNMA	6.000	07/01/35		2,717
8,245,996		FNMA	4.500	08/01/35		8,326
11,216,373		FNMA	5.000	08/01/35		11,603
23,428,993		FNMA	5.500	09/01/35		24,864
10,141,127		FNMA	5.500	09/01/35		10,721
10,810,465		FNMA	5.000	10/01/35		11,183
10,819,793		FNMA	5.500	10/01/35		11,439
7,040,955		FNMA	5.500	11/01/35		7,444
12,664,069		FNMA	5.000	02/01/36		13,100
10,586,172	i	FNMA	5.720	02/01/36		11,044
24,046,301		FNMA	6.000	03/01/36		25,666
5,162,323		FNMA	5.000	04/01/36		5,334
8,406,315		FNMA	5.500	04/01/36		8,887
6,379,378	i	FNMA	5.920	07/01/36		6,697
5,654,958		FNMA	6.500	09/01/36		6,145
7,812,389	i	FNMA	5.760	12/01/36		8,193
11,040,654		FNMA	6.000	12/01/36		11,784
8,570,384		FNMA	5.000	02/01/37		8,853
35,483,316		FNMA	5.500	02/01/37		37,458
20,961,951		FNMA	5.500	03/01/37		22,117
9,400,181		FNMA	6.500	03/01/37		10,215
566,098		FNMA	6.500	03/01/37		614
6,191,075		FNMA	7.000	04/01/37		6,873
12,247,579		FNMA	6.500	08/01/37		13,291

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,104,602		FNMA	6.500%	08/01/37		$4,454
5,764,315		FNMA	6.000	09/01/37		6,133
6,226,300		FNMA	6.000	09/01/37		6,624
3,733,038		FNMA	6.000	09/01/37		3,972
4,746,319		FNMA	6.000	09/01/37		5,050
14,589,766		FNMA	6.500	09/01/37		15,832
8,980,201		FNMA	6.500	09/01/37		9,745
7,489,151		FNMA	6.500	09/01/37		8,127
13,908,765		FNMA	6.500	09/01/37		15,093
1,412,103		FNMA	6.500	09/01/37		1,532
17,240,163	i	FNMA	5.880	10/01/37		18,176
8,364,938		FNMA	7.000	11/01/37		9,286
6,382,636		FNMA	5.500	01/01/38		6,734
1,046,644		FNMA	6.500	01/01/38		1,136
473,690		FNMA	6.500	02/01/38		514
9,238,148		FNMA	6.500	03/01/38		10,023
1,156,161		FNMA	6.500	03/01/38		1,254
4,440,694		FNMA	6.500	03/01/38		4,818
11,657,151		FNMA	5.000	04/01/38		12,042
9,854,893		FNMA	5.000	04/01/38		10,180
21,818,499		FNMA	5.000	04/01/38		22,538
20,137,435		FNMA	5.000	04/01/38		20,802
70,000,000		FNMA	5.500	04/25/38		73,773
278,000,000		FNMA	6.000	04/25/38		295,288
9,310,795		FNMA	5.000	05/01/38		9,618
9,620,169	i	FNMA	4.900	10/01/38		10,073
14,998,219		FNMA	4.500	01/01/39		15,051
12,909,578		FNMA	5.500	01/01/39		13,621
11,476,716		FNMA	6.000	01/01/39		12,205
10,362,797		FNMA	6.000	01/01/39		11,020
14,191,112		FNMA	4.500	02/01/39		14,241
26,317,207		FNMA	4.500	02/01/39		26,410
10,162,857		FNMA	5.500	02/01/39		10,723
10,661,174		FNMA	4.000	04/01/39		10,346
19,119,549		FNMA	4.500	05/01/39		19,185
15,198,749		FNMA	4.500	08/01/39		15,251
147,000,000		FNMA	4.000	04/25/40		142,498
358,000,000		FNMA	4.500	04/25/40		358,783
26,000,000		FNMA	5.000	04/25/40		26,821
		Government National Mortgage Association (GNMA)
23,697		GNMA	9.000	06/15/16		26
4,952		GNMA	9.000	09/15/16		6
9,752		GNMA	9.000	09/15/16		11
16,554		GNMA	9.000	11/15/16		18
7,100		GNMA	9.000	12/15/16		8
9,832		GNMA	9.000	12/15/16		11
106,221		GNMA	9.500	12/15/16		119
47,601		GNMA	8.000	06/15/24		55
78,666		GNMA	8.500	11/20/30		91
83,908		GNMA	8.500	12/20/30		97
3,524,064		GNMA	5.500	07/15/33		3,757
1,819,360		GNMA	5.500	11/20/33		1,937
6,914,216		GNMA	5.500	03/20/35		7,348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,263,595	GNMA	5.500%	12/20/35		$4,531
3,030,436	GNMA	6.000	10/20/36		3,255
3,196,082	GNMA	6.000	01/20/37		3,427
8,840,798	GNMA	6.000	02/20/37		9,479
8,789,951	GNMA	6.000	12/15/37		9,406
103,000,000	GNMA	5.000	04/15/38		107,056
12,139,078	GNMA	5.000	04/15/38		12,646
48,000,000	GNMA	5.500	04/15/38		50,767
15,297,976	GNMA	5.500	07/15/38		16,211
13,086,993	GNMA	5.500	07/20/38		13,855
4,290,581	GNMA	6.000	08/15/38		4,590
4,566,248	GNMA	6.000	08/20/38		4,896
6,096,826	GNMA	6.500	11/20/38		6,593
15,204,549	GNMA	4.500	03/15/39		15,416
16,325,250	GNMA	4.500	05/15/39		16,552
7,352,022	GNMA	5.000	06/15/39		7,659
6,788,636	GNMA	5.000	06/15/39		7,072
16,831,914	GNMA	4.500	07/20/39		17,018
5,997,024	GNMA	5.000	07/20/39		6,232
6,138,544	GNMA	4.000	08/15/39		6,015
40,000,000	GNMA	4.500	04/15/40		40,469
10,292,237	GNMA	6.230	09/15/43		10,423
7,996,882	GNMA	6.500	01/15/44		8,634

	TOTAL MORTGAGE BACKED				3,578,062

MUNICIPAL BONDS - 0.2%
2,000,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	2,080
16,100,000	State of California	7.630	03/01/40	Baa1	16,762

	TOTAL MUNICIPAL BONDS				18,842

U.S. TREASURY SECURITIES - 16.5%
331,072,000	United States Treasury Bond	8.000	11/15/21		451,087
22,000,000	United States Treasury Bond	6.380	08/15/27		27,029
112,900,000	United States Treasury Bond	5.250	02/15/29		122,849
13,861,000	United States Treasury Bond	5.380	02/15/31		15,334
677,000	United States Treasury Bond	4.500	02/15/36		661
21,495,000	United States Treasury Bond	3.500	02/15/39		17,394
3,139,000	United States Treasury Bond	4.380	11/15/39		2,968
12,020,000	United States Treasury Bond	4.630	02/15/40		11,847
1,000,000	United States Treasury Note	2.380	08/31/10		1,009
13,000,000	United States Treasury Note	0.880	04/30/11		13,053
32,762,500	United States Treasury Note	0.880	05/31/11		32,903
55,020,000	United States Treasury Note	1.000	07/31/11		55,304
38,899,500	United States Treasury Note	1.000	08/31/11		39,079
78,983,000	United States Treasury Note	1.000	09/30/11		79,301
16,600,000	United States Treasury Note	1.000	12/31/11		16,633
26,650,000	United States Treasury Note	1.880	06/15/12		27,085
6,477,000	United States Treasury Note	1.380	10/15/12		6,485
102,500,000	United States Treasury Note	1.380	11/15/12		102,476
17,319,000	United States Treasury Note	1.380	03/15/13		17,218
25,195,000	United States Treasury Note	3.130	08/31/13		26,289
131,829,000	United States Treasury Note	3.130	09/30/13		137,462
62,337,000	United States Treasury Note	2.750	10/31/13		64,144

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$189,533,000		United States Treasury Note	2.000%	11/30/13		$189,858
10,967,000		United States Treasury Note	2.250	05/31/14		10,982
44,610,000		United States Treasury Note	2.630	06/30/14		45,269
22,985,000		United States Treasury Note	2.380	08/31/14		23,039
27,120,000		United States Treasury Note	2.380	10/31/14		27,084
22,415,000		United States Treasury Note	2.130	11/30/14		22,121
114,420,000		United States Treasury Note	2.250	01/31/15		113,177
23,530,000		United States Treasury Note	2.500	03/31/15		23,464
300,000		United States Treasury Note	2.630	02/29/16		295
9,800,000		United States Treasury Note	2.380	03/31/16		9,478
18,075,000		United States Treasury Note	2.630	04/30/16		17,695
19,130,000		United States Treasury Note	3.250	07/31/16		19,329
30,000,000		United States Treasury Note	3.130	01/31/17		29,787
1,075,000		United States Treasury Note	3.000	02/28/17		1,058
2,666,000		United States Treasury Note	3.630	02/15/20		2,621
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		10,905

		TOTAL U.S. TREASURY SECURITIES				1,813,772

		TOTAL GOVERNMENT BONDS				6,520,141

		(Cost $6,351,636)

STRUCTURED ASSETS - 6.1%

ASSET BACKED - 2.2%
5,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	A1	5,140
		Series - 2010 1 (Class C)
2,897,444		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	2,975
		Series - 2006 AF (Class A4)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	0^
		Series - 2006 WMC1 (Class N1)
15,000,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	15,873
		Series - 2009 2A (Class A)
2,200,000		CarMax Auto Owner Trust	3.750	12/15/15	NR	2,199
		Series - 2010 1 (Class B)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	1,565
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	646
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	346
		Series - 2004 2 (Class 1B)
3,711,056		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aa2	3,341
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	79
		Series - 2002 2 (Class MF2)
19,712		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	1
		Series - 2002 2 (Class BF)
23,232,387		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	23,010
		Series - 2006 1 (Class A3)
9,720,283		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	9,563
		Series - 2006 2 (Class A3)
876,000		CNH Equipment Trust	5.090	06/16/14	A3	891
		Series - 2007 A (Class B)
6,570,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	Baa2	6,453
		Series - 2006 15 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$700,011	i	Countrywide Home Equity Loan Trust	0.450%	02/15/29	B3	$315
		Series - 2004 B (Class 1A)
5,166,115	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	5,089
		Series - 2007 MX1 (Class A1)
25,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	17,600
		Series - 2007 1A (Class AF3)
4,295,507		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	4,003
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,721
		Series - 2006 HLTV (Class A4)
5,000,000	g	Hertz Vehicle Financing LLC	4.260	03/25/14	Aaa	5,147
		Series - 2009 2A (Class A1)
5,500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	Aaa	5,740
		Series - 2009 2A (Class A2)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	3,990
		Series - 2007 1 (Class A3F)
2,472,062		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	2,490
		Series - 2007 1 (Class A1F)
21,481,355		Hyundai Auto Receivables Trust	5.150	05/15/13	Aaa	22,269
		Series - 2006 B (Class A4)
2,965,652	g	JPMorgan Auto Receivables Trust	5.220	07/15/15	A1	3,040
		Series - 2008 A (Class C)
3,404,034	i	Morgan Stanley ABS Capital I	0.270	01/25/37	A2	3,318
		Series - 2007 HE2 (Class A2A)
358	g	New York City Tax Lien	5.930	11/10/19	Aaa	0^
		Series - 2006 AA (Class A)
6,500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	3,398
		Series - 2006 3 (Class AF3)
11,476,609	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	Aa1	8,596
		Series - 2004 RS11 (Class M1)
649,773	i	Residential Asset Securities Corp	6.490	10/25/30	Baa1	552
		Series - 2001 KS2 (Class AI6)
185,948	i	Residential Funding Mortgage Securities II, Inc	0.350	08/25/19	Aaa	184
		Series - 2006 HI5 (Class A1)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	6,693
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Ba2	10,361
		Series - 2006 HI5 (Class A3)
5,000,000		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	B1	3,595
		Series - 2005 HI1 (Class A5)
3,725,914		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	3,679
		Series - 2006 HI2 (Class A2)
1,274,471		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	Aa1	1,255
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Baa2	4,272
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	1,222
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	96
		Series - 2006 HI1 (Class M2)
30,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Ba2	23,259
		Series - 2006 HI4 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$8,119,990		Residential Funding Mortgage Securities II, Inc	5.450%	09/25/36	Aa1	$7,962
		Series - 2006 HI4 (Class A2)
5,534,187	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	Baa2	5,159
		Series - 2006 NC2 (Class A2)
2,100,000		Wachovia Auto Owner Trust	5.800	01/20/15	Baa2	2,183
		Series - 2007 A (Class B)
3,566,604	g,i	Wachovia Loan Trust	0.610	05/25/35	Aaa	2,160
		Series - 2005 SD1 (Class A)
4,230,000	i	Wells Fargo Home Equity Trust	0.390	07/25/36	Aa3	3,740
		Series - 2006 2 (Class A3)
10,000,000		World Financial Network Credit Card Master Trust	3.790	05/15/16	Aaa	10,185
		Series - 2009 B (Class A)
		TOTAL ASSET BACKED				245,355

OTHER MORTGAGE BACKED - 3.9%
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	6,228
		Series - 2006 6 (Class A4)
15,848,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	NR	15,211
		Series - 2007 2 (Class A4)
412,538		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	412
		Series - 2004 8 (Class 3A1)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	3,569
		Series - 2006 PW14 (Class A4)
4,000,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	Aaa	4,144
		Series - 2006 PW11 (Class A4)
7,525,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	7,628
		Series - 2005 PWR8 (Class A4)
9,420,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	9,786
		Series - 2004 PWR4 (Class A3)
8,000,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	8,175
		Series - 2006 T24 (Class A4)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	07/11/42	Aaa	744
		Series - 2004 PWR5 (Class A5)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	10,642
		Series - 2004 T16 (Class A6)
8,540,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	NR	8,452
		Series - 2007 PW17 (Class A4)
9,150,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	NR	8,833
		Series - 2007 PW18 (Class A4)
6,792,500		CITIGROUP	5.320	12/11/49	Aaa	6,575
		Series - 2007 CD4 (Class A4)
17,274,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	17,271
		Series - 2007 C9 (Class A4)
7,700,596		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	6,568
		Series - 2004 30CB (Class 1A15)
5,742,338		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	5,609
		Series - 2005 17 (Class 1A10)
14,797,788	g,i	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	Aaa	12,665
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
4,108,000	g,i	Certificate	0.420	05/15/23	Aaa	3,963
		Series - 2006 HC1A (Class A1)
4,415,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	4,497
		Series - 2003 C3 (Class A5)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$9,863,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	Aaa	$10,050
		Series - 2005 C5 (Class A4)
2,710,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	NR	2,224
		Series - 2005 C5 (Class AJ)
1,441,956		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	1,445
		Series - 2003 9 (Class 1A4)
6,000,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	6,299
		Series - 2003 C3 (Class A4)
8,459,298	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/33	Aaa	8,235
		Series - 2003 AR1 (Class A5)
5,537,800	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	Aaa	5,645
		Series - 2006 GG7 (Class A4)
15,180,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	14,763
		Series - 2007 GG9 (Class A4)
4,425,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	Aaa	3,651
		Series - 2007 GG9 (Class AM)
20,785,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	20,203
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	6,442
		Series - 2006 GG6 (Class A4)
9,300,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	NR	8,032
		Series - 2006 GG6 (Class AM)
16,615,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	16,449
		Series - 2006 GG8 (Class A4)
4,546,881	i	GSR Mortgage Loan Trust	5.080	01/25/36	NR	4,401
		Series - 2006 AR1 (Class 2A2)
4,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	02/15/20	Aaa	3,838
		Series - 2006 FL1A (Class A2)
4,650,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	Aaa	4,920
		Series - 2009 IWST (Class A2)
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380	07/12/37	Aaa	11,591
		Series - 2002 C1 (Class A3)
15,970,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	15,572
		Series - 2006 LDP9 (Class A3)
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	4,385
		Series - 2007 CB19 (Class AM)
10,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	Aaa	9,973
		Series - 2007 LD11 (Class A4)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	7,891
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	7,714
		Series - 2005 C2 (Class A5)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	3,272
		Series - 2003 C1 (Class A4)
17,500,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	NR	16,952
		Series - 2007 C1 (Class A4)
12,325,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	NR	11,861
		Series - 2007 C2 (Class A3)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	Aaa	2,551
		Series - 2007 C6 (Class A4)
4,205,000	i	Merrill Lynch	5.170	12/12/49	Aaa	4,069
		Series - 2006 4 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,729,128	i	Merrill Lynch Mortgage Trust	5.110%	07/12/38	Aaa	$3,477
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	2,599
		Series - 2006 C1 (Class A4)
3,365,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	1,057
		Series - 2008 C1 (Class C)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	4,854
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	4,609
		Series - 2007 8 (Class AM)
2,350,744		Morgan Stanley Capital I	4.690	06/13/41	Aaa	2,370
		Series - 2004 T15 (Class A2)
9,930,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	10,178
		Series - 2004 T15 (Class A4)
8,712,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	9,104
		Series - 2005 HQ5 (Class A4)
13,200,000	i	Morgan Stanley Capital I	5.450	02/12/44	Aaa	12,594
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	6,512
		Series - 2007 IQ13 (Class A4)
4,587,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	4,734
		Series - 2006 HQ9 (Class A4)
3,075,000	i	Morgan Stanley Capital I	5.540	11/12/49	Aaa	2,683
		Series - 2007 T25 (Class AM)
3,075,000		Morgan Stanley Capital I	4.770	07/15/56	NR	2,510
		Series - 0 IQ9 (Class AJ)
7,500,000	i	Morgan Stanley Capital I	5.770	10/15/42	Aaa	7,783
		Series - 2006 IQ11 (Class A4)
1,728,108	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	1,359
		Series - 2006 N1 (Class N1)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	Aaa	5,710
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED				435,533

		TOTAL STRUCTURED ASSETS				680,888

		(Cost $692,328)

		TOTAL BONDS				10,753,669

		(Cost $10,448,280)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	598
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	1,939

		TOTAL AGENCY SECURITIES				2,537

		TOTAL PREFERRED STOCKS				2,537

		(Cost $49,941)

TIAA-CREF MUTUAL FUND - 0.0%
543,076	q	TIAA-CREF High-Yield Fund				5,110

		TOTAL TIAA-CREF MUTUAL FUND				5,110

		(Cost $5,022)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

SHORT-TERM INVESTMENTS - 12.7%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 12.0%
	Federal Home Loan Bank (FHLB)
$20,000,000	FHLB		04/05/10		$20,000
13,800,000	FHLB		04/07/10		13,800
20,000,000	FHLB		04/08/10		20,000
23,200,000	FHLB		04/09/10		23,199
22,713,000	FHLB		04/12/10		22,713
110,933,000	FHLB		04/13/10		110,929
15,316,000	FHLB		04/15/10		15,315
70,925,000	FHLB		04/16/10		70,921
35,388,000	FHLB		04/19/10		35,387
39,300,000	FHLB		04/20/10		39,298
25,000,000	FHLB		04/22/10		24,998
35,982,000	FHLB		04/23/10		35,979
25,000,000	FHLB		04/26/10		24,998
16,455,000	FHLB		04/29/10		16,454
30,769,000	FHLB		04/30/10		30,766
20,000,000	FHLB		05/07/10		19,999
	Federal Home Loan Mortgage Corp (FHLMC)
10,169,000	FHLMC		04/01/10		10,169
91,002,000	FHLMC		04/12/10		90,999
57,155,000	FHLMC		04/13/10		57,153
66,940,000	FHLMC		04/19/10		66,937
10,200,000	FHLMC		04/26/10		10,199
68,200,000	FHLMC		04/27/10		68,193
25,000,000	FHLMC		04/28/10		24,998
35,886,000	FHLMC		04/28/10		35,883
19,800,000	FHLMC		05/03/10		19,798
25,900,000	FHLMC		05/04/10		25,897
11,726,000	FHLMC		05/06/10		11,725
25,000,000	FHLMC		05/13/10		24,997
25,000,000	FHLMC		05/14/10		24,996
12,765,000	FHLMC		05/24/10		12,762
	Federal National Mortgage Association (FNMA)
40,475,000	FNMA		04/01/10		40,475
30,000,000	FNMA		04/02/10		30,000
55,238,000	FNMA		04/06/10		55,237
17,842,000	FNMA		04/07/10		17,842
22,816,000	FNMA		04/12/10		22,815
55,000,000	FNMA		04/14/10		54,998
46,750,000	FNMA		04/21/10		46,747
25,000,000	FNMA		05/05/10		24,996
15,000,000	FNMA		05/12/10		14,998

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				1,317,570

U.S. TREASURY BILLS - 0.7%
42,860,000	United States Treasury Bill		05/20/10		42,853
34,000,000	United States Treasury Bill		06/24/10		33,989

	TOTAL U.S. TREASURY BILLS				76,842

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

	TOTAL SHORT-TERM INVESTMENTS				$1,394,412

	(Cost $1,394,408)

	TOTAL INVESTMENTS - 110.6%				12,180,761
	(Cost $11,922,499)

	OTHER ASSETS & LIABILITIES, NET - (10.6)%				(1,165,742)

	NET ASSETS - 100.0%				$11,015,019

Abbreviation(s):
NR	Not Rated by Moody’s

*	Non-income producing.
^	Amount represents less than $1,000.
†	As provided by Moody’s Investors Services.

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2010 the value of these securities amounted to $605,813,594 or 5.50% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
o	Payment in Kind Bond
q	Affiliated holding.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL	ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.4%

U.S. TREASURY SECURITIES - 99.4%
	United States Treasury Inflation Indexed Bonds (k)
$270,367,992	2.380%, 04/15/11	$279,113
100,598,565	3.380%, 01/15/12	107,664
230,333,897	2.000%, 04/15/12	241,239
374,008,083	3.000%, 07/15/12	402,877
215,108,841	0.630%, 04/15/13	219,243
359,687,281	1.880%, 07/15/13	380,566
362,731,760	2.000%, 01/15/14	385,147
241,916,851	1.250%, 04/15/14	250,044
327,788,700	2.000%, 07/15/14	348,711
334,648,448	1.630%, 01/15/15	349,603
285,267,229	1.880%, 07/15/15	301,893
276,673,624	2.000%, 01/15/16	293,534
272,047,939	2.500%, 07/15/16	297,212
239,378,983	2.380%, 01/15/17	258,473
213,259,560	2.630%, 07/15/17	234,385
221,372,651	1.630%, 01/15/18	226,475
208,586,100	1.380%, 07/15/18	208,733
216,462,675	2.130%, 01/15/19	228,013
224,255,330	1.880%, 07/15/19	231,000
154,998,571	1.380%, 01/15/20	151,923
417,541,942	2.380%, 01/15/25	437,082
289,636,730	2.000%, 01/15/26	288,121
220,997,909	2.380%, 01/15/27	230,321
217,287,521	1.750%, 01/15/28	205,693
284,024,450	3.630%, 04/15/28	346,266
228,471,560	2.500%, 01/15/29	241,502
337,252,784	3.880%, 04/15/29	428,048
86,982,806	3.380%, 04/15/32	105,480
114,676,848	2.130%, 02/15/40	113,682

	TOTAL U.S. TREASURY SECURITIES	7,792,043

	TOTAL GOVERNMENT BONDS	7,792,043

	(Cost $7,501,657)

	TOTAL INVESTMENTS - 99.4%	7,792,043
	(Cost $7,501,657)
	OTHER ASSETS AND LIABILITIES, NET - 0.6%	47,894

	NET ASSETS - 100.0%	$7,839,937

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BONDS - 39.1%

CORPORATE BONDS - 11.9%

AGENCY SECURITIES - 1.4%
$24,143,251		AMAL Ltd	3.470%	08/21/21	NR	$23,856
9,865,686		COP I LLC	3.610	12/05/21	NR	9,686
7,340,563		COP I LLC	3.650	12/05/21	NR	7,232
9,773,462		Gate Capital Cayman Two	3.550	06/11/21	NR	9,750
4,500,000		KeyBank NA	3.200	06/15/12	Aaa	4,673
4,500,000		New York Community Bank	3.000	12/16/11	Aaa	4,648
9,500,000	m	Premier Aircraft Leasing	3.580	02/06/22	Aaa	9,500
4,000,000		Regions Bank	3.250	12/09/11	Aaa	4,149
2,386,343		Rowan Cos, Inc	3.530	05/01/20	NR	2,373
6,094,014		Rowan Cos, Inc	3.160	07/15/21	NR	6,046
9,664,140		San Clemente Leasing LLC	3.590	08/27/21	NR	9,645
8,050,000	e	State Street Corp	2.150	04/30/12	Aaa	8,205
5,000,000		Tayarra Ltd	3.630	02/15/22	NR	4,980
4,926,020		Tricahue Leasing LLC	3.500	11/19/21	NR	4,926
10,000,000		US Central Federal Credit Union	1.900	10/19/12	Aaa	10,092
5,000,000	e	Wells Fargo & Co	2.130	06/15/12	Aaa	5,077
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	Aaa	5,014

		TOTAL AGENCY SECURITIES				129,852

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
5,000,000		AutoZone, Inc	5.750	01/15/15	Baa2	5,397

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,397

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
1,850,000		Home Depot, Inc	5.250	12/16/13	Baa1	2,003
5,000,000		Home Depot, Inc	5.880	12/16/36	Baa1	4,852

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				6,855

BUSINESS SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	Baa1	5,020
5,000,000		Microsoft Corp	2.950	06/01/14	Aaa	5,076

		TOTAL BUSINESS SERVICES				10,096

CHEMICALS AND ALLIED PRODUCTS - 0.4%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	1,026
3,335,000		Air Products & Chemicals, Inc	4.380	08/21/19	A3	3,246
2,800,000		Airgas, Inc	4.500	09/15/14	Baa3	2,890
805,000		Amgen, Inc	4.500	03/15/20	A3	804
4,900,000		Amgen, Inc	5.750	03/15/40	A3	4,851
965,000		Clorox Co	5.450	10/15/12	Baa2	1,046
2,300,000		Eastman Chemical Co	5.500	11/15/19	Baa2	2,355
6,250,000		Life Technologies Corp	3.380	03/01/13	Ba1	6,285

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,000,000		Life Technologies Corp	4.400%	03/01/15	Ba1	$4,028
5,000,000		Praxair, Inc	4.380	03/31/14	A2	5,322
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,733
5,000,000		Praxair, Inc	4.500	08/15/19	A2	5,053

		TOTAL CHEMICALS AND ALLIED PRODUCTS				39,639

COMMUNICATIONS - 0.7%
5,000,000		Cellco Partnership	3.750	05/20/11	A2	5,156
5,000,000		CenturyTel, Inc	6.150	09/15/19	Baa3	4,953
2,750,000	g	DIRECTV Holdings LLC	4.750	10/01/14	Baa3	2,873
4,900,000	g	DIRECTV Holdings LLC	3.550	03/15/15	Baa3	4,821
4,900,000	g	DIRECTV Holdings LLC	5.200	03/15/20	Baa3	4,824
3,225,000	g	DIRECTV Holdings LLC	6.350	03/15/40	Baa3	3,201
1,265,000		Sprint Capital Corp	8.380	03/15/12	Ba3	1,316
3,235,000		Sprint Nextel Corp	6.000	12/01/16	Ba3	2,920
3,500,000	e	Time Warner Cable, Inc	3.500	02/01/15	Baa2	3,503
3,200,000	e	Time Warner Cable, Inc	8.750	02/14/19	Baa2	3,969
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	4,719
5,000,000		Time Warner Cable, Inc	5.000	02/01/20	Baa2	4,930
3,500,000		Time Warner Cable, Inc	6.750	06/15/39	Baa2	3,672
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	6,052
2,500,000		Verizon Communications, Inc	4.350	02/15/13	A3	2,652
1,500,000		Verizon Communications, Inc	6.250	04/01/37	A3	1,520
1,400,000	e	Verizon Communications, Inc	6.400	02/15/38	A3	1,453
1,500,000		Verizon Communications, Inc	8.950	03/01/39	A3	2,034
1,000,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,065
2,500,000		Viacom, Inc	4.380	09/15/14	Baa2	2,583

		TOTAL COMMUNICATIONS				68,216

DEPOSITORY INSTITUTIONS - 1.8%
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	3,579
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	Aa2	4,990
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	2,837
5,000,000		BB&T Corp	3.380	09/25/13	A1	5,103
5,000,000		BB&T Corp	3.850	07/27/27	A1	5,211
1,250,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	Aaa	1,255
5,000,000		Capital One Bank USA NA	8.800	07/15/19	A3	6,041
3,500,000		Capital One Capital V	8.880	05/15/40	Baa3	3,814
4,000,000		Capital One Financial Corp	5.700	09/15/11	Baa1	4,181
5,000,000		City National Capital Trust I	9.630	02/01/40	NR	5,555
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	Baa1	3,033
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	6,503
5,000,000		Discover Bank	8.700	11/18/19	Ba1	5,476
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	Baa1	5,053
5,000,000	i	First Tennessee Bank NA	0.390	02/14/11	A3	4,911
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa3	3,149
1,500,000	e	M&I Marshall & Ilsley Bank	5.300	09/08/11	A3	1,496
3,612,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	A3	3,321
6,076,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	5,538
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,286
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	Baa1	5,097
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	A1	1,289

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$6,100,000		Northern Trust Corp	4.630%	05/01/14	A1	$6,488
5,000,000		PNC Funding Corp	3.630	02/08/15	A3	5,030
5,000,000		PNC Funding Corp	5.130	02/08/20	A3	5,037
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	2,565
5,000,000		Regions Financial Corp	7.750	11/10/14	Baa3	5,261
5,000,000		Silicon Valley Bank	5.700	06/01/12	A2	5,226
3,000,000		State Street Corp	4.300	05/30/14	A1	3,175
5,000,000		US Bancorp	2.880	11/20/14	Aa3	4,939
3,000,000		US Bank NA	4.950	10/30/14	Aa2	3,194
2,500,000		USB Capital XIII Trust	6.630	12/15/39	A2	2,531
5,000,000		Webster Bank	5.880	01/15/13	Baa1	4,611
5,000,000		Wells Fargo & Co	3.750	10/01/14	A1	5,061
5,000,000		Wells Fargo & Co	4.750	02/09/15	Aa3	5,192
2,475,000		Wells Fargo & Co	3.630	04/15/15	A1	2,456
3,100,000		Wells Fargo & Co	5.630	12/11/17	A1	3,289
4,000,000	e	Zions Bancorporation	7.750	09/23/14	Baa3	4,034

		TOTAL DEPOSITORY INSTITUTIONS				160,807

EATING AND DRINKING PLACES - 0.0%
1,250,000		McDonald’s Corp	5.000	02/01/19	A3	1,312

		TOTAL EATING AND DRINKING PLACES				1,312

ELECTRIC, GAS, AND SANITARY SERVICES - 1.3%
1,875,000		AGL Capital Corp	5.250	08/15/19	Baa1	1,895
2,000,000		Atmos Energy Corp	8.500	03/15/19	Baa2	2,454
5,000,000		Avista Corp	5.950	06/01/18	Baa1	5,320
1,000,000		Avista Corp	5.130	04/01/22	Baa1	1,004
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	5,680
2,000,000		Connecticut Light & Power	5.750	03/01/37	A2	1,955
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	A2	1,266
3,784,988	g	Great River Energy	5.830	07/01/17	A3	4,179
5,000,000		Hawaiian Electric Industries, Inc	6.140	08/15/11	Baa2	5,261
5,000,000		Idaho Power Co	5.500	04/01/33	A2	4,684
2,500,000		Idaho Power Co	6.250	10/15/37	A2	2,577
7,500,000	g	International Transmission Co	4.450	07/15/13	A2	7,865
1,550,000		Laclede Gas Co	6.500	11/15/10	A2	1,592
2,000,000		Laclede Gas Co	6.150	06/01/36	A2	2,021
5,000,000		National Fuel Gas Co	6.500	04/15/18	Baa1	5,264
6,000,000		Nevada Power Co	6.650	04/01/36	Baa3	6,373
2,000,000		Nicor, Inc	6.580	02/15/28	Aa3	2,131
1,750,000		NiSource Finance Corp	10.750	03/15/16	Baa3	2,225
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A1	1,544
1,600,000		NSTAR Electric Co	5.500	03/15/40	A1	1,580
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	6,104
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	A3	4,713
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	A3	3,530
500,000		Piedmont Natural Gas Co, Inc	7.800	09/29/10	A3	518
3,850,000		Portland General Electric Co	6.100	04/15/19	A3	4,269
2,500,000		PPL Electric Utilities Corp	6.250	05/15/39	A3	2,669
1,000,000		Public Service Electric & Gas Co	5.380	11/01/39	A2	961
2,000,000		Questar Pipeline Co	6.570	09/26/11	A3	2,148
2,000,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	2,118

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,800,000		Southern California Edison Co	6.050%	03/15/39	A1	$2,952
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	Baa2	5,143
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	Baa3	2,881
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	06/15/18	Baa2	3,265
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,705
2,250,000	g	Williams Partners LP	3.800	02/15/15	Baa3	2,246
3,900,000	g	Williams Partners LP	6.300	04/15/40	Baa3	3,875
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	A2	1,012

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				119,979

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.2%
666,000		Cisco Systems, Inc	2.900	11/17/14	A1	674
1,500,000		Dell, Inc	3.380	06/15/12	A2	1,559
2,500,000	e	Dell, Inc	5.880	06/15/19	A2	2,705
3,000,000	e	Hewlett-Packard Co	2.950	08/15/12	A2	3,098
3,500,000		National Semiconductor Corp	3.950	04/15/15	Baa1	3,461
2,500,000		Whirlpool Corp	8.000	05/01/12	Baa3	2,748
1,100,000		Whirlpool Corp	8.600	05/01/14	Baa3	1,277

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				15,522

FABRICATED METAL PRODUCTS - 0.0%
1,000,000		Ball Corp	6.750	09/15/20	Ba1	1,018

		TOTAL FABRICATED METAL PRODUCTS				1,018

FOOD AND KINDRED PRODUCTS - 0.4%
5,000,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	A3	5,457
1,500,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	A3	1,506
5,000,000		General Mills, Inc	5.650	02/15/19	Baa1	5,363
1,600,000	g	HJ Heinz Finance Co	7.130	08/01/39	Baa2	1,815
2,500,000		Kellogg Co	4.150	11/15/19	A3	2,469
5,000,000	e	Kraft Foods, Inc	2.630	05/08/13	Baa2	5,038
5,000,000		Kraft Foods, Inc	6.500	02/09/40	Baa2	5,181
2,000,000		PepsiCo, Inc	7.900	11/01/18	Aa3	2,477
2,500,000		PepsiCo, Inc	5.500	01/15/40	Aa3	2,475

		TOTAL FOOD AND KINDRED PRODUCTS				31,781

FOOD STORES - 0.0%
1,000,000		Safeway, Inc	5.000	08/15/19	Baa2	1,009

		TOTAL FOOD STORES				1,009

FOREIGN GOVERNMENT BONDS - 0.1%
10,000,000	e	Council Of Europe Development Bank	2.750	02/10/15	Aaa	9,955

		TOTAL FOREIGN GOVERNMENT BONDS				9,955

FURNITURE AND FIXTURES - 0.1%
3,250,000		Johnson Controls, Inc	5.000	03/30/20	Baa2	3,242
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	Baa1	4,216
4,900,000		Masco Corp	7.130	03/15/20	Ba2	4,950

		TOTAL FURNITURE AND FIXTURES				12,408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

GENERAL BUILDING CONTRACTORS - 0.0%
$3,000,000		Lennar Corp	5.130%	10/01/10	B3	$3,019

		TOTAL GENERAL BUILDING CONTRACTORS				3,019

GENERAL MERCHANDISE STORES - 0.0%
2,500,000		TJX Cos, Inc	6.950	04/15/19	A3	2,954

		TOTAL GENERAL MERCHANDISE STORES				2,954

HEALTH SERVICES - 0.2%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	Aaa	5,159
5,000,000		Providence Health & Services	5.050	10/01/14	Aa2	5,200
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa2	1,663
3,750,000		Quest Diagnostics, Inc	4.750	01/30/20	Baa2	3,669

		TOTAL HEALTH SERVICES				15,691

HOLDING AND OTHER INVESTMENT OFFICES - 1.0%
5,000,000		ANDREW W MELLON FOUNDATION	3.950	08/01/14	Aaa	5,230
5,000,000		Boston Properties LP	5.880	10/15/19	Baa2	5,191
5,000,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	5,380
3,500,000	g	Digital Realty Trust LP	5.880	02/01/20	Baa2	3,422
11,204,000		Duke Realty LP	5.630	08/15/11	Baa2	11,609
8,050,000		Federal Realty Investment Trust	4.500	02/15/11	Baa1	8,250
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	Baa1	1,403
4,900,000		Health Care REIT, Inc	6.130	04/15/20	Baa2	4,915
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Baa3	2,867
5,000,000		Kimco Realty Corp	5.300	02/22/11	Baa1	5,172
1,160,000		Liberty Property LP	7.250	03/15/11	Baa2	1,213
1,000,000		ProLogis	7.630	08/15/14	Baa2	1,093
1,000,000		ProLogis	7.380	10/30/19	Baa2	1,027
4,900,000		ProLogis	6.880	03/15/20	Baa2	4,840
2,550,000		Regency Centers LP	7.950	01/15/11	Baa2	2,658
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	Baa1	3,052
15,000,000		Weingarten Realty Investors	4.480	10/31/10	Baa2	15,218
4,900,000		Weingarten Realty Investors	5.650	01/15/13	Baa2	5,058

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				87,598

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.3%
1,800,000	e	Deere & Co	5.380	10/16/29	A2	1,795
4,340,000		Deere & Co	8.100	05/15/30	A2	5,503
2,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	2,425
2,380,000		John Deere Capital Corp	2.950	03/09/15	A2	2,379
5,000,000		Timken Co	6.000	09/15/14	Baa3	5,317
5,000,000		Xerox Corp	8.250	05/15/14	Baa2	5,806
2,500,000		Xerox Corp	4.250	02/15/15	Baa2	2,521
2,500,000		Xerox Corp	5.630	12/15/19	Baa2	2,570

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				28,316

INSTRUMENTS AND RELATED PRODUCTS - 0.5%
2,500,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	2,620
5,000,000		Baxter International, Inc	4.500	08/15/19	A3	5,045
4,000,000		Becton Dickinson and Co	5.000	05/15/19	A2	4,163
2,000,000		Becton Dickinson and Co	6.000	05/15/39	A2	2,108

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,900,000		Medtronic, Inc	3.000%	03/15/15	A1	$4,875
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,786
2,650,000		Medtronic, Inc	4.450	03/15/20	A1	2,637
2,500,000		Medtronic, Inc	6.500	03/15/39	A1	2,793
4,900,000		Medtronic, Inc	5.550	03/15/40	A1	4,857
5,000,000		St. Jude Medical, Inc	4.880	07/15/19	Baa1	5,110
2,165,000	g	Thermo Fisher Scientific, Inc	2.150	12/28/12	Baa1	2,158
2,000,000	g	Thermo Fisher Scientific, Inc	3.250	11/18/14	Baa1	1,970
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa1	1,838
2,105,000		Zimmer Holdings, Inc	4.630	11/30/19	Baa1	2,093
7,697,000		Zimmer Holdings, Inc	5.750	11/30/39	Baa1	7,535

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				53,588

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
5,000,000		Hartford Financial Services Group, Inc	4.000	03/30/15	Baa3	4,953
4,970,000		Hartford Financial Services Group, Inc	5.500	03/30/20	Baa3	4,895
2,000,000		Hartford Financial Services Group, Inc	6.630	03/30/40	Baa3	1,968

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				11,816

INSURANCE CARRIERS - 0.6%
5,000,000		Aflac, Inc	8.500	05/15/19	A2	6,020
5,000,000		Aflac, Inc	6.900	12/17/39	A2	5,153
2,800,000	g	Anthem Insurance Co, Inc	9.130	04/01/10	A3	2,800
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	A3	3,118
2,500,000	i	Hartford Life Global Funding Trusts	0.360	03/15/11	A3	2,477
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A2	5,150
2,000,000		Markel Corp	6.800	02/15/13	Baa2	2,159
2,500,000		Markel Corp	7.130	09/30/19	Baa2	2,687
5,300,000		Markel Corp	7.350	08/15/34	Baa2	5,319
3,000,000		Progressive Corp	6.380	01/15/12	A1	3,243
5,000,000		Protective Life Corp	7.380	10/15/19	Baa2	5,311
2,000,000	e	Travelers Cos, Inc	5.900	06/02/19	A2	2,187
5,000,000		Unum Group	7.130	09/30/16	Ba1	5,435

		TOTAL INSURANCE CARRIERS				51,059

MEMBERSHIP ORGANIZATIONS - 0.1%
5,000,000		Nature Conservancy	6.300	07/01/19	Aa2	5,292

		TOTAL MEMBERSHIP ORGANIZATIONS				5,292

MISCELLANEOUS RETAIL - 0.1%
3,000,000	e	CVS Caremark Corp	5.750	06/01/17	Baa2	3,235
1,093,703	g	CVS Caremark Corp	5.300	01/11/27	Baa2	1,041
2,150,000		Staples, Inc	7.750	04/01/11	Baa2	2,281
500,000		Staples, Inc	9.750	01/15/14	Baa2	606

		TOTAL MISCELLANEOUS RETAIL				7,163

NONDEPOSITORY INSTITUTIONS - 0.2%
1,675,000		American Express Co	7.000	03/19/18	A3	1,902
3,325,000		American Express Co	8.130	05/20/19	A3	4,027
5,000,000	i	American Express Credit Corp	0.400	10/04/10	A2	4,998
6,000,000	g	CDP Financial, Inc	3.000	11/25/14	Aaa	5,908

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,500,000		Kreditanstalt fuer Wiederaufbau	4.000%	01/27/20	Aaa	$4,484

		TOTAL NONDEPOSITORY INSTITUTIONS				21,319

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
2,500,000		Vulcan Materials Co	6.300	06/15/13	Baa2	2,748

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,748

OIL AND GAS EXTRACTION - 0.6%
5,000,000		Apache Corp	5.250	04/15/13	A3	5,440
3,000,000		Apache Corp	6.000	01/15/37	A3	3,157
1,750,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	1,693
2,500,000	e	Devon Energy Corp	6.300	01/15/19	Baa1	2,790
5,000,000		Diamond Offshore Drilling, Inc	4.880	07/01/15	Baa1	5,362
3,000,000		EOG Resources, Inc	5.630	06/01/19	A3	3,220
5,000,000		EQT Corp	8.130	06/01/19	Baa1	5,940
2,500,000		Noble Energy, Inc	8.250	03/01/19	Baa2	3,028
3,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	3,210
5,000,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	5,147
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,063
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,583
2,500,000		XTO Energy, Inc	6.380	06/15/38	Baa2	2,800

		TOTAL OIL AND GAS EXTRACTION				55,433

PAPER AND ALLIED PRODUCTS - 0.2%
1,000,000		Bemis Co, Inc	5.650	08/01/14	Baa1	1,075
4,000,000		Bemis Co, Inc	6.800	08/01/19	Baa1	4,468
2,650,000		International Paper Co	7.300	11/15/39	Baa3	2,832
5,000,000		MeadWestvaco Corp	7.380	09/01/19	Ba1	5,477

		TOTAL PAPER AND ALLIED PRODUCTS				13,852

PETROLEUM AND COAL PRODUCTS - 0.2%
2,500,000		Hess Corp	8.130	02/15/19	Baa2	3,047
4,000,000		Hess Corp	6.000	01/15/40	Baa2	3,950
1,430,000		Marathon Oil Corp	6.500	02/15/14	Baa1	1,603
5,000,000		Marathon Oil Corp	5.900	03/15/18	Baa1	5,334

		TOTAL PETROLEUM AND COAL PRODUCTS				13,934

PRIMARY METAL INDUSTRIES - 0.0%
2,000,000		Reliance Steel & Aluminum Co	6.850	11/15/36	Baa3	1,754
2,400,000		United States Steel Corp	7.380	04/01/20	Ba2	2,406

		TOTAL PRIMARY METAL INDUSTRIES				4,160

PRINTING AND PUBLISHING - 0.0%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	A3	2,601

		TOTAL PRINTING AND PUBLISHING				2,601

RAILROAD TRANSPORTATION - 0.2%
1,440,000		CSX Corp	6.150	05/01/37	Baa3	1,451
1,900,000		CSX Transportation, Inc	7.820	04/01/11	NR	2,001
2,500,000		Norfolk Southern Corp	5.750	01/15/16	Baa1	2,764
5,000,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	5,402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,500,000		Norfolk Southern Corp	5.590%	05/17/25	Baa1	$2,451
4,815,000	e	Norfolk Southern Corp	5.640	05/17/29	Baa1	4,758
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	61

		TOTAL RAILROAD TRANSPORTATION				19,010

SECURITY AND COMMODITY BROKERS - 0.1%
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	A3	2,226
3,500,000		Charles Schwab Corp	4.950	06/01/14	A2	3,732
7,000,000		NASDAQ OMX Group, Inc	2.500	08/15/13	Baa3	6,738

		TOTAL SECURITY AND COMMODITY BROKERS				12,696

SOCIAL SERVICES - 0.1%
2,000,000		American National Red Cross	5.390	11/15/12	Baa1	2,043
4,000,000		American National Red Cross	5.570	11/15/17	Baa1	3,886
5,145,000		Salvation Army	5.640	09/01/26	Aa3	4,912

		TOTAL SOCIAL SERVICES				10,841

STONE, CLAY, AND GLASS PRODUCTS - 0.0%
2,500,000	e	3M Co	6.380	02/15/28	Aa2	2,796

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,796

TRANSPORTATION BY AIR - 0.4%
14,550,000		Delta Air Lines, Inc	7.570	11/18/10	NR	14,732
10,312,000		Delta Air Lines, Inc	7.110	09/18/11	NR	10,776
2,500,000		FedEx Corp	7.380	01/15/14	Baa2	2,871
5,000,000	i	JetBlue Airways Corp	0.700	11/15/16	B1	3,550

		TOTAL TRANSPORTATION BY AIR				31,929

TRANSPORTATION EQUIPMENT - 0.1%
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	Baa1	4,992
2,592,770	g	Southern Capital Corp	5.700	06/30/22	Ba2	1,691
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,003

		TOTAL TRANSPORTATION EQUIPMENT				7,686

TRANSPORTATION SERVICES - 0.0%
		United Parcel Service of America, Inc (Step Bond
1,360,000		8.375% until 04/01/20, 7.620% until 04/01/30)	8.380	04/01/30	Aa3	1,733
3,750,000		United Parcel Service, Inc	3.880	04/01/14	Aa3	3,928

		TOTAL TRANSPORTATION SERVICES				5,661

WHOLESALE TRADE-NONDURABLE GOODS - 0.0%
2,500,000		SYSCO Corp	6.630	03/17/39	A1	2,885

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,885

		TOTAL CORPORATE BONDS				1,087,893

		(Cost $1,052,208)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

GOVERNMENT BONDS 24.7%

AGENCY SECURITIES - 2.7%
		Federal Farm Credit Bank (FFCB)
$11,900,000		FFCB	2.630%	04/21/11	Aaa	$12,152
		Federal Home Loan Bank (FHLB)
5,500,000		FHLB	5.000	11/17/17	Aaa	6,011
		Federal Home Loan Mortgage Corp (FHLMC)
7,780,000		FHLMC	2.500	04/23/14	Aaa	7,843
11,000,000		FHLMC	2.880	02/09/15	Aaa	11,068
5,500,000		FHLMC	3.750	03/27/19	Aaa	5,365
11,000,000		FHLMC	2.130	09/21/12	Aaa	11,173
2,000,000		FHLMC	4.130	12/21/12	Aaa	2,128
3,000,000		FHLMC	3.500	05/29/13	Aaa	3,150
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,635,928		FGLMC	5.000	04/01/23	Aaa	1,729
		Federal National Mortgage Association (FNMA)
20,000,000		FNMA	2.630	11/20/14	Aaa	20,001
13,500,000		FNMA	3.000	09/16/14	Aaa	13,748
4,014,135		FNMA	4.500	03/25/33	Aaa	4,228
600,000		FNMA	4.000	02/25/19	Aaa	618
7,000,000		FNMA	1.380	04/28/11	Aaa	7,056
3,700,000		FNMA	3.250	08/12/10	Aaa	3,740
12,000,000		FNMA	2.500	05/15/14	Aaa	12,068
6,000,000		FNMA	1.750	05/07/13	Aaa	5,985
7,565,519		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	7,589
11,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	NR	10,567
4,000,000	j	Government Trust Certificate	0.000	04/01/21	NR	2,255
12,750,000	i	India Government AID Bond	0.350	02/01/27	NR	11,819
4,200,000		Overseas Private Investment Corp	1.900	12/10/11	NR	4,222
1,156,522		Overseas Private Investment Corp	5.410	12/15/11	NR	1,198
6,400,000	j	Overseas Private Investment Corp	0.000	06/10/12	NR	6,402
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	NR	3,053
7,751,954		Overseas Private Investment Corp	3.420	01/15/15	NR	8,099
4,491,040		Overseas Private Investment Corp	5.140	12/15/23	NR	4,826
9,855,674	m	Overseas Private Investment Corp	4.440	02/27/27	NR	9,856
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,660
6,900,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,235
6,085,000		Private Export Funding Corp	4.970	08/15/13	Aaa	6,647
1,050,000		Private Export Funding Corp	4.550	05/15/15	Aaa	1,126
10,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	10,091
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	NR	5,509
9,217,112	g	US Trade Funding Corp	4.260	11/15/14	NR	9,624

		TOTAL AGENCY SECURITIES				248,841

FOREIGN GOVERNMENT BONDS - 1.1%
5,000,000	g	Bank of England Euro Note	1.630	03/18/13	Aaa	4,964
4,000,000	g	Belgium Government International Bond	2.880	09/15/14	NR	4,031
3,900,000		Canada Government International Bond	2.380	09/10/14	NR	3,893
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aa1	2,935
2,000,000		European Investment Bank	4.880	02/15/36	Aaa	1,979
5,000,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	5,025

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$6,082,000		Hydro Quebec	8.400%	01/15/22	Aa2	$7,821
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,299
2,850,000		Italy Government International Bond	5.380	06/12/17	NR	3,063
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,397
5,000,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	5,355
2,000,000	e	Province of Manitoba Canada	2.130	04/22/13	Aa1	2,021
2,500,000		Province of Ontario Canada	3.130	09/08/10	Aa1	2,533
10,000,000	e	Province of Ontario Canada	2.630	01/20/12	Aa1	10,261
8,700,000		Province of Ontario Canada	4.100	06/16/14	Aa1	9,294
8,100,000	e	Province of Ontario Canada	2.950	02/05/15	Aa1	8,122
6,000,000		Province of Ontario Canada	4.000	10/07/19	Aa1	5,892
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,508

		TOTAL FOREIGN GOVERNMENT BONDS				94,393

MORTGAGE BACKED - 13.3%
		Federal Home Loan Mortgage Corp (FHLMC)
6,202,863	i	FHLMC	5.870	04/01/37		6,544
7,352,376	i	FHLMC	5.610	03/01/37		7,763
7,094,690	i	FHLMC	5.740	09/01/37		7,532
4,033,025	i	FHLMC	5.700	08/01/37		4,282
6,990,359	i	FHLMC	5.730	02/01/37		7,405
4,744,330	i	FHLMC	5.810	07/01/36		5,027
3,548,413	i	FHLMC	2.640	02/01/36		3,649
7,809,025	i	FHLMC	6.050	09/01/36		8,269
1,803,061	i	FHLMC	3.310	09/01/36		1,861
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,814,872		FGLMC	5.000	10/01/35		1,879
2,251,187		FGLMC	5.000	11/01/35		2,331
5,121,339		FGLMC	4.500	09/01/35		5,161
9,738,179		FGLMC	5.000	09/01/35		10,083
20,486,138		FGLMC	5.500	04/01/36		21,687
360,678		FGLMC	6.500	05/01/36		393
829,144		FGLMC	4.500	12/01/35		836
1,412,116		FGLMC	5.000	02/01/36		1,462
574,331		FGLMC	6.000	05/01/35		620
4,102,495		FGLMC	7.000	05/01/35		4,613
2,009,299		FGLMC	6.000	05/01/35		2,169
699,181		FGLMC	6.000	05/01/35		755
1,972,182		FGLMC	4.500	09/01/35		1,988
5,546,621		FGLMC	4.500	09/01/35		5,590
2,219,685		FGLMC	5.500	06/01/35		2,350
2,001,269		FGLMC	6.000	08/01/35		2,161
5,891,231		FGLMC	4.000	06/01/39		5,716
11,515,938		FGLMC	4.500	06/01/39		11,555
3,060,394		FGLMC	5.500	01/01/39		3,235
1,928,302		FGLMC	4.500	05/01/39		1,935
25,000,000		FGLMC	5.500	04/15/40		26,398
16,000,000		FGLMC	6.000	04/15/40		17,168
3,784,004		FGLMC	5.000	07/01/39		3,912
27,000,000		FGLMC	5.000	04/15/40		27,878
2,681,435		FGLMC	6.500	11/01/37		2,919
4,901,778		FGLMC	6.000	02/01/38		5,265

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,054,923		FGLMC	6.500%	10/01/36		$2,240
2,540,918		FGLMC	6.000	09/01/37		2,731
4,831,179		FGLMC	5.500	07/01/38		5,107
2,189,717		FGLMC	6.000	11/01/38		2,352
2,462,702		FGLMC	5.000	04/01/38		2,546
8,084,060		FGLMC	5.000	04/01/38		8,358
366,205		FGLMC	4.500	07/01/20		384
318,592		FGLMC	7.000	10/01/20		358
1,986,443		FGLMC	5.000	02/01/19		2,118
1,643,582		FGLMC	4.500	01/01/20		1,728
3,760,749		FGLMC	4.500	03/01/23		3,911
21,335		FGLMC	7.000	05/01/23		24
11,829,057		FGLMC	4.500	06/01/21		12,400
3,258,393		FGLMC	4.500	06/01/21		3,416
572,902		FGLMC	6.000	12/01/17		622
3,431,646		FGLMC	4.500	10/01/18		3,612
19,986		FGLMC	6.000	03/01/11		20
302,696		FGLMC	6.500	12/01/16		328
5,710,570		FGLMC	4.500	01/01/19		6,002
2,194,413		FGLMC	5.500	01/01/19		2,371
4,269,439		FGLMC	4.500	11/01/18		4,494
5,003,943		FGLMC	4.500	11/01/18		5,267
3,354,258		FGLMC	5.000	05/01/34		3,483
2,219,013		FGLMC	6.000	09/01/34		2,404
15,761,624		FGLMC	7.000	12/01/33		17,721
10,910,036		FGLMC	5.000	01/01/34		11,340
1,732,498		FGLMC	6.000	05/01/35		1,871
1,206,448		FGLMC	6.000	05/01/35		1,303
1,353,592		FGLMC	5.500	12/01/34		1,435
1,023,855		FGLMC	6.000	05/01/35		1,105
5,000,000		FGLMC	5.000	04/15/25		5,278
100,897		FGLMC	8.000	01/01/31		116
4,822,074		FGLMC	4.000	07/01/24		4,901
1,807,798		FGLMC	4.500	09/01/24		1,878
3,877,620		FGLMC	5.500	09/01/33		4,116
9,032,777		FGLMC	5.500	12/01/33		9,593
3,226,646		FGLMC	4.500	07/01/33		3,266
4,429,901		FGLMC	5.500	09/01/33		4,702
		Federal National Mortgage Association (FNMA)
6,248,317		FNMA	5.000	09/01/35		6,464
4,947,779		FNMA	5.000	08/01/35		5,118
4,439,545		FNMA	5.000	10/01/35		4,593
9,615,068		FNMA	4.000	10/01/35		9,340
2,637,144		FNMA	4.500	08/01/35		2,663
2,529,525		FNMA	5.500	06/01/35		2,674
2,487,091		FNMA	5.500	06/01/35		2,629
712,981		FNMA	6.000	07/01/35		763
142,471		FNMA	7.500	06/01/35		161
10,265,760		FNMA	5.500	10/01/35		10,853
3,767,773	i	FNMA	5.920	07/01/36		3,955
2,802,105		FNMA	5.500	04/01/36		2,962
4,849,069	i	FNMA	5.760	12/01/36		5,085

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,827,479		FNMA	6.500%	09/01/36		$3,073
4,393,431		FNMA	6.000	03/01/36		4,689
2,705,355	i	FNMA	5.720	02/01/36		2,822
3,804,204		FNMA	5.000	02/01/36		3,935
1,445,668		FNMA	6.500	02/01/36		1,571
989,019		FNMA	6.500	02/01/36		1,078
3,185,218		FNMA	5.500	06/01/35		3,367
762,254		FNMA	6.000	12/01/34		822
48,299		FNMA	4.500	09/01/34		49
3,254,333		FNMA	5.500	01/01/35		3,447
9,696,364		FNMA	5.500	01/01/35		10,269
1,475,465		FNMA	4.500	08/01/34		1,492
169,724		FNMA	4.500	07/01/34		172
175,715		FNMA	4.500	07/01/34		178
93,165		FNMA	4.500	08/01/34		94
55,057		FNMA	4.500	07/01/34		56
722,902		FNMA	5.500	03/01/35		764
730,498		FNMA	5.500	05/01/35		772
883,356		FNMA	5.500	05/01/35		934
4,176,705		FNMA	6.000	05/01/35		4,470
363,910		FNMA	5.500	05/01/35		385
3,297,398		FNMA	5.500	05/01/35		3,486
2,283,412		FNMA	5.500	04/01/35		2,414
1,907,340		FNMA	5.500	04/01/35		2,016
11,123,786		FNMA	4.500	05/01/35		11,266
2,044,783		FNMA	5.500	04/01/35		2,162
3,222,532		FNMA	6.000	12/01/36		3,440
3,874,826		FNMA	5.500	01/01/39		4,088
4,818,057		FNMA	4.500	01/01/39		4,835
3,326,656		FNMA	6.000	01/01/39		3,538
3,492,284		FNMA	6.000	01/01/39		3,714
3,695,398	i	FNMA	4.900	10/01/38		3,870
1,183,892		FNMA	6.500	03/01/38		1,284
308,561		FNMA	6.500	03/01/38		335
71,000,000		FNMA	6.000	04/25/38		75,416
39,000,000		FNMA	5.500	04/25/38		41,103
4,555,618		FNMA	4.500	02/01/39		4,572
30,000,000		FNMA	4.000	04/25/40		29,081
12,039,342		FNMA	6.000	09/01/39		12,801
16,000,000		FNMA	5.000	04/25/40		16,505
104,000,000		FNMA	4.500	04/25/40		104,229
4,917,818		FNMA	4.500	08/01/39		4,935
3,876,791		FNMA	4.000	04/01/39		3,762
14,098,504		FNMA	4.500	02/01/39		14,148
24,201,960		FNMA	4.500	05/01/39		24,284
7,687,825		FNMA	4.500	04/01/39		7,714
2,463,477		FNMA	6.500	03/01/38		2,673
1,809,738		FNMA	6.500	08/01/37		1,964
1,134,035		FNMA	6.500	08/01/37		1,231
3,335,517		FNMA	6.000	09/01/37		3,549
3,088,025		FNMA	6.000	09/01/37		3,285
1,238,215		FNMA	7.000	04/01/37		1,375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,808,257		FNMA	5.000%	02/01/37		$3,934
23,612,557	i	FNMA	5.860	01/01/37		24,710
4,700,091		FNMA	6.500	03/01/37		5,108
1,638,827		FNMA	7.000	02/01/37		1,819
1,999,842		FNMA	6.000	09/01/37		2,128
4,276,632		FNMA	7.000	11/01/37		4,747
1,604,293	i	FNMA	5.880	10/01/37		1,691
126,186		FNMA	6.500	02/01/38		137
279,285		FNMA	6.500	01/01/38		303
606,171		FNMA	6.500	09/01/37		658
2,735,581		FNMA	6.500	09/01/37		2,969
2,542,671		FNMA	6.000	09/01/37		2,705
1,404,216		FNMA	6.500	09/01/37		1,524
831,503		FNMA	6.500	09/01/37		902
239,350		FNMA	4.500	06/01/34		242
134,851		FNMA	4.500	03/01/19		142
397,652		FNMA	6.000	02/01/19		434
1,322,908		FNMA	4.500	06/01/19		1,391
561,631		FNMA	4.500	05/01/19		590
363,593		FNMA	6.000	01/01/19		397
5,512,156		FNMA	5.500	11/01/18		5,954
48,251		FNMA	5.500	05/01/18		52
2,967,941		FNMA	5.000	01/01/19		3,167
3,474,168		FNMA	5.000	12/01/18		3,707
1,433,107		FNMA	5.000	03/01/20		1,529
8,000,000		FNMA	4.500	04/25/23		8,298
31,265		FNMA	8.000	03/01/23		36
221,043		FNMA	5.000	01/01/24		231
7,536,215		FNMA	5.000	07/01/23		7,958
4,066,436		FNMA	4.500	03/01/23		4,226
1,867,817		FNMA	5.000	12/01/20		1,987
630,543		FNMA	4.500	11/01/20		663
5,142,082		FNMA	5.500	08/01/21		5,519
2,128,776		FNMA	5.000	03/01/21		2,272
343,146		FNMA	5.500	04/01/18		369
1,277		FNMA	7.500	10/01/11		1
6,905		FNMA	7.500	10/01/11		7
62,929		FNMA	5.000	06/01/13		65
61,350		FNMA	7.000	04/01/12		65
241		FNMA	7.500	10/01/11		0^
4,337		FNMA	8.000	07/01/11		5
7,797		FNMA	7.500	06/01/11		8
2,199		FNMA	7.500	09/01/11		2
2,342		FNMA	7.500	08/01/11		2
2,688,413		FNMA	4.440	07/01/13		2,843
879,688		FNMA	6.500	04/01/17		953
234,574		FNMA	6.500	10/01/16		254
422,485		FNMA	6.500	02/01/18		458
2,380,033		FNMA	5.000	12/01/17		2,541
7,069		FNMA	8.500	11/01/14		8
1,823,505		FNMA	4.600	05/01/14		1,941
3,705,119		FNMA	4.020	08/01/13		3,884

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,999,450	FNMA	4.530%	10/01/14		$3,183
4,139,162	FNMA	4.270	06/01/14		4,353
657,202	FNMA	5.500	02/01/24		699
181,850	FNMA	7.000	01/01/34		203
1,397,486	FNMA	5.500	01/01/34		1,483
1,242,292	FNMA	5.000	03/01/34		1,289
556,795	FNMA	5.000	03/01/34		578
795,872	FNMA	5.500	12/01/33		845
2,067,246	FNMA	5.500	11/01/33		2,194
2,686,894	FNMA	5.500	11/01/33		2,852
344,509	FNMA	5.500	12/01/33		366
423,671	FNMA	5.500	12/01/33		450
482,413	FNMA	5.000	03/01/34		501
53,881	FNMA	4.500	06/01/34		54
54,485	FNMA	4.500	05/01/34		55
51,788	FNMA	4.500	06/01/34		52
67,694	FNMA	4.500	06/01/34		68
61,707	FNMA	4.500	05/01/34		62
424,845	FNMA	5.000	03/01/34		441
21,772,435	FNMA	5.000	03/01/34		22,591
1,036,976	FNMA	4.500	05/01/34		1,048
3,727,776	FNMA	5.000	04/01/34		3,862
2,266,832	FNMA	5.500	11/01/33		2,406
18,544,175	FNMA	5.000	10/01/25		19,305
4,000,000	FNMA	5.000	04/25/25		4,219
371,191	FNMA	5.000	02/01/33		385
1,988,080	FNMA	6.500	07/01/32		2,197
10,000,000	FNMA	4.000	04/25/25		10,144
102,050	FNMA	8.000	07/01/24		118
5,582,933	FNMA	4.000	05/01/24		5,673
9,595,173	FNMA	4.000	09/01/24		9,750
3,008,984	FNMA	4.500	08/01/24		3,126
831,814	FNMA	5.500	06/01/33		883
1,808,518	FNMA	5.000	11/01/33		1,876
1,144,812	FNMA	5.000	10/01/33		1,188
1,812,448	FNMA	5.500	11/01/33		1,923
1,540,382	FNMA	5.500	11/01/33		1,635
1,380,678	FNMA	5.000	10/01/33		1,433
2,220,947	FNMA	4.500	08/01/33		2,249
1,160,457	FNMA	5.500	07/01/33		1,232
290,796	FNMA	4.500	09/01/33		293
1,222,939	FNMA	5.000	08/01/33		1,269
	Government National Mortgage Association (GNMA)
1,910,726	GNMA	6.000	08/20/38		2,049
3,048,413	GNMA	6.500	11/20/38		3,297
4,751,422	GNMA	4.500	03/15/39		4,817
3,693,836	GNMA	5.000	04/15/38		3,848
22,000,000	GNMA	5.500	04/15/38		23,268
1,795,970	GNMA	6.000	08/15/38		1,921
1,972,223	GNMA	4.000	08/15/39		1,932
15,000,000	GNMA	4.500	04/15/40		15,176
4,940,827	GNMA	6.230	09/15/43		5,004

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$960,309		GNMA	4.500%	05/15/39		$974
4,934,756		GNMA	4.500	07/20/39		4,989
1,872,807		GNMA	5.000	07/20/39		1,946
13,000,000		GNMA	5.000	04/15/38		13,512
43,307		GNMA	6.500	08/15/23		47
12,464		GNMA	6.500	08/15/23		13
7,946,297		GNMA	4.390	08/16/30		8,128
2,954,784		GNMA	5.220	04/15/15		2,981
86,929		GNMA	9.000	12/15/17		97
65,808		GNMA	8.000	06/15/22		76
855,898		GNMA	6.000	01/20/37		918
3,975,490		GNMA	5.500	02/15/37		4,215
4,426,002		GNMA	6.000	02/20/37		4,745
262,169		GNMA	6.500	05/20/31		289
997,516		GNMA	5.500	07/15/33		1,064
811,558		GNMA	6.000	10/20/36		872

		TOTAL MORTGAGE BACKED				1,208,313

MUNICIPAL BONDS - 1.5%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	NR	1,939
1,110,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	A1	1,134
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	Aa3	4,034
265,000		Bellevue Community Schools	4.630	05/01/10	Aa3	265
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	2,485
		Chicago Metropolitan Water Reclamation District-
5,000,000		Greater Chicago	5.720	12/01/38	Aaa	5,116
1,250,000		City & County of Honolulu HI	6.110	07/01/29	Aa3	1,239
4,000,000		City of Dallas TX	5.080	02/15/22	Aa1	3,941
1,500,000		City of Dallas TX	5.200	02/15/35	Aa1	1,368
950,000		City of Eugene OR	6.320	08/01/22	Aa3	979
5,000,000		City of New York NY	4.500	06/01/15	Aa3	5,254
1,055,000	j	City of Oakland CA	0.000	12/15/11	A1	997
5,000,000		Commonwealth of Massachusetts	5.460	12/01/39	Aa2	4,992
585,000		County of Harnett NC	5.150	05/01/12	Aa3	588
2,335,000		County of Mercer NJ	5.380	02/01/17	Aa2	2,360
4,000,000		Dallas County Hospital District	5.620	08/15/44	Aaa	4,031
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	09/01/18	Aa2	1,664
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	Baa1	1,505
8,340,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	Aaa	8,482
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	NR	1,641
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	Aa2	1,039
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	Aa2	1,395
2,750,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	A3	2,786
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	Aa3	2,829
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	Aa2	4,897
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	Baa1	5,143
1,110,000		New York City Housing Development Corp	4.660	11/01/10	Aa2	1,126
2,160,000		New York State Environmental Facilities Corp	4.900	12/15/11	NR	2,228
3,000,000		New York State Urban Development Corp	6.500	12/15/18	NR	3,332
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	Aa2	2,410
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	Aa3	2,657

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,750,000	State of California	7.630%	03/01/40	Baa1	$3,904
2,050,000	State of Hawaii	4.670	05/01/14	Aa2	2,171
5,000,000	State of Illinois	4.070	01/01/14	A2	5,040
5,570,000	State of Illinois	4.350	06/01/18	A2	5,274
5,750,000	State of Michigan	4.600	11/01/11	Aa3	6,036
2,500,000	State of Ohio	5.410	09/01/28	Aa2	2,518
3,050,000	State of Oregon	5.030	08/01/14	Aa2	3,284
3,265,000	State of Texas	4.900	08/01/20	Aa1	3,146
5,000,000	State of Texas	6.070	10/01/29	Aa1	5,249
4,735,000	State of Washington	5.050	01/01/18	Aa2	4,730
1,033,000	State of Wisconsin	5.700	05/01/26	Aa3	1,003
4,250,000	Tennessee State School Bond Authority	7.750	05/01/15	Aa2	4,271
5,000,000	Tuolumne Wind Project Authority	6.920	01/01/34	A1	5,028
2,025,000	University Central Fl University Revenues	5.130	10/01/20	WR	1,807

	TOTAL MUNICIPAL BONDS				137,317

U.S. TREASURY SECURITIES -6.1%
65,800,000	United States Treasury Bond	8.000	11/15/21		89,654
5,000,000	United States Treasury Bond	6.380	08/15/27		6,143
20,000,000	United States Treasury Bond	5.250	02/15/29		21,763
13,176,000	United States Treasury Bond	5.380	02/15/31		14,576
2,640,000	United States Treasury Bond	4.380	11/15/39		2,496
1,300,000	United States Treasury Note	0.880	04/30/11		1,305
10,000	United States Treasury Note	0.880	05/31/11		10
5,130,000	United States Treasury Note	1.000	08/31/11		5,154
11,875,000	United States Treasury Note	1.000	09/30/11		11,923
1,400,000	United States Treasury Note	0.750	11/30/11		1,398
67,254,000	United States Treasury Note	1.000	12/31/11		67,389
12,750,000	United States Treasury Note	0.880	02/29/12		12,724
36,625,000	United States Treasury Note	1.380	11/15/12		36,617
14,280,000	United States Treasury Note	1.130	12/15/12		14,156
34,267,000	United States Treasury Note	1.380	01/15/13		34,157
18,500,000	United States Treasury Note	1.380	03/15/13		18,392
2,670,000	United States Treasury Note	3.130	09/30/13		2,784
21,601,000	United States Treasury Note	1.880	04/30/14		21,339
34,030,000	United States Treasury Note	2.250	05/31/14		34,075
18,680,000	United States Treasury Note	2.630	06/30/14		18,956
33,395,000	United States Treasury Note	2.380	08/31/14		33,473
10,190,000	United States Treasury Note	2.380	10/31/14		10,176
17,585,000	United States Treasury Note	2.130	11/30/14		17,354
33,650,000	United States Treasury Note	2.250	01/31/15		33,285
24,340,000	United States Treasury Note	2.500	03/31/15		24,272
5,000,000	United States Treasury Note	2.630	04/30/16		4,895
12,700,000	United States Treasury Note	3.250	07/31/16		12,832
3,500,000	United States Treasury Note	3.250	12/31/16		3,505
3,550,000	United States Treasury Note	3.630	02/15/20		3,490

	TOTAL U.S. TREASURY SECURITIES				558,293

	TOTAL GOVERNMENT BONDS				2,247,157

	(Cost $2,202,125)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.9%
$5,000,000		AmeriCredit Automobile Receivables Trust	5.190%	08/17/15	A1	$5,140
		Series - 2010 1 (Class C)
1,500,000		AmeriCredit Prime Automobile Receivable	4.990	07/17/17	A1	1,543
		Series - 2009 1 (Class C)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	1,058
		Series - 2009 2A (Class A)
800,000		CarMax Auto Owner Trust	3.750	12/15/15	NR	799
		Series - 2010 1 (Class B)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.820	06/25/34	Aa1	2,793
		Series - 2004 OPT1 (Class M1)
		Chase Funding Mortgage Loan Asset-Backed
674,364	i	Certificates	5.700	02/25/35	Baa2	251
		Series - 2004 2 (Class 1B)
1,500,000		CNH Equipment Trust	4.980	04/15/16	A1	1,512
		Series - 2009 C (Class B)
2,150,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	Baa2	2,112
		Series - 2006 15 (Class A2)
636,373	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	B3	287
		Series - 2004 B (Class 1A)
2,911,811	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	2,869
		Series - 2007 MX1 (Class A1)
12,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	8,448
		Series - 2007 1A (Class AF3)
		GMAC Mortgage Corporation Loan Trust 2006-
2,299,874		HLTV A3	5.590	10/25/29	Baa2	2,143
		Series - 2006 HLTV (Class A3)
		GMAC Mortgage Corporation Loan Trust 2006-
2,282,000		HLTV A4	5.810	10/25/29	Baa3	1,510
		Series - 2006 HLTV (Class A4)
3,370,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	Aaa	3,517
		Series - 2009 2A (Class A2)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	3,990
		Series - 2007 1 (Class A3F)
1,225,816		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	1,234
		Series - 2007 1 (Class A1F)
1,120,385	i	Morgan Stanley ABS Capital I	0.270	01/25/37	A2	1,092
		Series - 2007 HE2 (Class A2A)
1,603,326		MP Environmental Funding LLC	4.980	07/15/14	Aaa	1,673
		Series - 2007 A1 (Class)
3,250,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	1,699
		Series - 2006 3 (Class AF3)
2,134,000		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	2,099
		Series - 2003 RZ5 (Class A7)
5,003,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	4,783
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Ba2	6,908
		Series - 2006 HI5 (Class A3)
1,862,957		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	1,840
		Series - 2006 HI2 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$5,700,000		Residential Funding Mortgage Securities II, Inc	5.960%	02/25/36	Baa2	$4,058
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	978
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	55
		Series - 2006 HI1 (Class M2)
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Ba2	13,956
		Series - 2006 HI4 (Class A3)
5,903,607		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	Aa1	5,789
		Series - 2006 HI4 (Class A2)
1,812,355	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	Baa2	1,689
		Series - 2006 NC2 (Class A2)
1,849,351	g,i	Wachovia Loan Trust	0.610	05/25/35	Aaa	1,120
		Series - 2005 SD1 (Class A)
1,385,000	i	Wells Fargo Home Equity Trust	0.390	07/25/36	Aa3	1,224
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED				88,169

OTHER MORTGAGE BACKED - 1.6%
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	1,822
		Series - 2006 6 (Class A4)
5,765,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	NR	5,533
		Series - 2007 2 (Class A4)
1,409,505		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	1,409
		Series - 2004 8 (Class 3A1)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	505
		Series - 2006 PW14 (Class A4)
1,100,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	Aaa	1,140
		Series - 2006 PW11 (Class A4)
1,430,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	1,450
		Series - 2005 PWR8 (Class A4)
1,400,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	1,454
		Series - 2004 PWR4 (Class A3)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	2,705
		Series - 2004 T16 (Class A6)
3,665,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	NR	3,627
		Series - 2007 PW17 (Class A4)
3,020,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	NR	2,915
		Series - 2007 PW18 (Class A4)
2,565,000		Citigroup	5.320	12/11/49	Aaa	2,483
		Series - 2007 CD4 (Class A4)
3,530,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	3,529
		Series - 2007 C9 (Class A4)
3,773,449		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	3,218
		Series - 2004 30CB (Class 1A15)
		Countrywide Home Loan Mortgage Pass Through
4,520,691		Trust	4.750	09/25/18	NR	4,583
		Series - 2003 35 (Class 1A1)
		Countrywide Home Loan Mortgage Pass Through
1,914,113		Trust	5.250	09/25/35	NR	1,870
		Series - 2005 17 (Class 1A10)
5,037,246	g,i	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	Aaa	4,311
		Series - 2007 TF2A (Class A1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

		Credit Suisse/Morgan Stanley Commercial Mortgage
$2,259,400	g,i	Certificate	0.420%	05/15/23	Aaa	$2,179
		Series - 2006 HC1A (Class A1)
1,345,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	1,370
		Series - 2003 C3 (Class A5)
3,367,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	3,431
		Series - 2005 C5 (Class A4)
900,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	NR	738
		Series - 2005 C5 (Class AJ)
710,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	745
		Series - 2003 C3 (Class A4)
2,627,111	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/33	Aaa	2,558
		Series - 2003 AR1 (Class A5)
2,075,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	Aaa	2,115
		Series - 2006 GG7 (Class A4)
7,495,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	7,289
		Series - 2007 GG9 (Class A4)
1,750,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	Aaa	1,444
		Series - 2007 GG9 (Class AM)
6,380,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	6,202
		Series - 2007 GG11 (Class A4)
1,875,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	1,884
		Series - 2006 GG6 (Class A4)
3,000,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	NR	2,591
		Series - 2006 GG6 (Class AM)
3,880,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	3,841
		Series - 2006 GG8 (Class A4)
1,488,672	i	GSR Mortgage Loan Trust	5.080	01/25/36	NR	1,441
		Series - 2006 AR1 (Class 2A2)
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	02/15/20	Aaa	2,879
		Series - 2006 FL1A (Class A2)
1,500,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	Aaa	1,587
		Series - 2009 IWST (Class A2)
4,760,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	4,641
		Series - 2006 LDP9 (Class A3)
2,615,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	1,950
		Series - 2007 CB19 (Class AM)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	Aaa	3,951
		Series - 2007 LD11 (Class A4)
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	2,358
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	926
		Series - 2005 C2 (Class A5)
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	1,051
		Series - 2003 C1 (Class A4)
6,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	NR	5,928
		Series - 2007 C1 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,975,000		LB-UBS Commercial Mortgage Trust	5.430%	02/15/40	NR	$3,825
		Series - 2007 C2 (Class A3)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	Aaa	2,410
		Series - 2007 C6 (Class A4)
1,305,000	i	Merrill Lynch	5.170	12/12/49	Aaa	1,263
		Series - 2006 4 (Class A3)
5,800,000	i	Merrill Lynch Mortgage Trust	5.230	11/12/37	Aaa	6,010
		Series - 2005 CKI1 (Class A6)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	1,534
		Series - 2005 CIP1 (Class AM)
1,300,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	1,351
		Series - 2006 C1 (Class A4)
1,485,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	466
		Series - 2008 C1 (Class C)
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	2,044
		Series - 2007 8 (Class AM)
2,225,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	2,281
		Series - 2004 T15 (Class A4)
2,650,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	2,769
		Series - 2005 HQ5 (Class A4)
6,300,000	i	Morgan Stanley Capital I	5.450	02/12/44	Aaa	6,011
		Series - 2007 HQ11 (Class A4)
1,211,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	1,250
		Series - 2006 HQ9 (Class A4)
850,000	i	Morgan Stanley Capital I	5.540	11/12/49	Aaa	742
		Series - 2007 T25 (Class AM)
1,010,000		Morgan Stanley Capital I	4.770	07/15/56	NR	824
		Series - 0 IQ9 (Class AJ)
1,264,469	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	995
		Series - 2006 N1 (Class N1)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	Aaa	2,028
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED				141,456

		TOTAL STRUCTURED ASSETS				229,625

		(Cost $241,457)

		TOTAL BONDS				3,564,675

		(Cost $3,495,790)

SHARES		COMPANY

COMMON STOCKS - 59.7%

AGRICULTURAL SERVICES - 0.0%
44,070	*,e	VCA Antech, Inc	1,235

		TOTAL AGRICULTURAL SERVICES	1,235

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

AMUSEMENT AND RECREATION SERVICES - 0.5%
17,370	*	Electronic Arts, Inc	$324
1,287,568		Walt Disney Co	44,949

		TOTAL AMUSEMENT AND RECREATION SERVICES	45,273

APPAREL AND ACCESSORY STORES - 0.5%
62,020	e	American Eagle Outfitters, Inc	1,149
12,300	*	AnnTaylor Stores Corp	255
1,200	e	Buckle, Inc	44
16,100		Burberry Group plc	175
2,700	*,e	Cache, Inc	15
3,931	*	Casual Male Retail Group, Inc	15
10,800	e	Cato Corp (Class A)	232
26,700	e	Chico’s FAS, Inc	385
3,400		Christopher & Banks Corp	27
3,973	*	Dress Barn, Inc	104
12,500		Fast Retailing Co Ltd	2,173
2,586		Finish Line, Inc (Class A)	42
1,892		Foot Locker, Inc	28
454,846		Gap, Inc	10,510
78,820		Hennes & Mauritz AB (B Shares)	5,121
56,720		Inditex S.A.	3,739
165,017	*	Kohl’s Corp	9,040
243,990		Limited Brands, Inc	6,007
94,376		Nordstrom, Inc	3,855
1,800	*	Shoe Carnival, Inc	41
14,007		Stage Stores, Inc	216

		TOTAL APPAREL AND ACCESSORY STORES	43,173

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
1,000	e	Columbia Sportswear Co	53
1,550	*	Gymboree Corp	80
45,954	*,e	Liz Claiborne, Inc	341
394,744		Nike, Inc (Class B)	29,013
29,020		Phillips-Van Heusen Corp	1,665
12,628		Polo Ralph Lauren Corp (Class A)	1,074
37,368		VF Corp	2,995

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	35,221

AUTO REPAIR, SERVICES AND PARKING - 0.0%
9,710	*	Dollar Thrifty Automotive Group, Inc	312
63,185	*,e	Hertz Global Holdings, Inc	631
7,885	e	Ryder System, Inc	306
20,400	*	Wright Express Corp	614

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,863

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
2,050		Advance Auto Parts	86
27,204	*	Autozone, Inc	4,708
39,036	*	Carmax, Inc	981
11,532	*,e	Copart, Inc	411
3,999,860	*	Inchcape plc	1,789
800	*,e	O’Reilly Automotive, Inc	33

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,300	*,e	Rush Enterprises, Inc (Class A)	$44

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	8,052

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.6%
23,239	*	Builders FirstSource, Inc	73
16,210	e	Fastenal Co	778
1,164,068		Home Depot, Inc	37,659
263,200		Kingfisher plc	856
759,591		Lowe’s Cos, Inc	18,412

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	57,778

BUSINESS SERVICES - 3.6%
148,600	*	3Com Corp	1,143
39,141	*,e	3D Systems Corp	534
600	*	Acacia Research (Acacia Technologies)	6
41,858		Adecco S.A.	2,376
4,500		Administaff, Inc	96
271,394	*	Adobe Systems, Inc	9,599
10,720	e	Aircastle Ltd	102
60,961	*	Akamai Technologies, Inc	1,915
36,641	*,e	Alliance Data Systems Corp	2,345
1,100	*	Ansys, Inc	47
225,855	*	Art Technology Group, Inc	996
97,818	*	Autodesk, Inc	2,878
607,133		Automatic Data Processing, Inc	27,000
9,500	*,e	Blackboard, Inc	396
22,202	*,e	Blue Coat Systems, Inc	689
83,200	*,e	BPZ Energy, Inc	612
1,300		Brady Corp (Class A)	40
2,370	e	Brink’s Co	67
29,200	*,e	Ciber, Inc	109
70,418	*,e	Cogent, Inc	718
4,800		Cognex Corp	89
89,838	*	Compuware Corp	755
60,267	*,e	COMSYS IT Partners, Inc	1,053
800	*,e	CoStar Group, Inc	33
12,200	*,e	CSG Systems International, Inc	256
82,383		Dassault Systemes S.A.	4,873
12,600		Deluxe Corp	245
43,241	*	DivX, Inc	310
66,656		DST Systems, Inc	2,763
97,800	e	Earthlink, Inc	835
582,336	*	eBay, Inc	15,694
27,660	*,e	Ebix, Inc	442
2,100	*	EPIQ Systems, Inc	26
118,983		Expedia, Inc	2,970
238,317		Experian Group Ltd	2,345
24,000	e	Fair Isaac Corp	608
54,216	*,e	FalconStor Software, Inc	189
57,845		Fidelity National Information Services, Inc	1,356
700	*	Fiserv, Inc	36
592,000		Fujitsu Ltd	3,875

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

43	*	Gartner, Inc	$1
112,916	*	Google, Inc (Class A)	64,026
62,958		Hays plc	104
2,000		Heidrick & Struggles International, Inc	56
2,800	*,e	Hudson Highland Group, Inc	12
2,600		iGate Corp	25
700	*,e	IHS, Inc (Class A)	37
65,577	*	Informatica Corp	1,761
208,450	e	Innovative Solutions & Support, Inc	1,313
12,000	e	Interactive Data Corp	384
42,117	*	Internap Network Services Corp	236
3,500	*	inVentiv Health, Inc	79
55,934	e	Ipass, Inc	64
55,772	e	Iron Mountain, Inc	1,528
50,890		Jack Henry & Associates, Inc	1,224
42,100		JSR Corp	879
3,011	*	Kforce, Inc	46
3,300	*	Korn/Ferry International	58
39,506	*,e	Lamar Advertising Co (Class A)	1,357
91,500	*	Lawson Software, Inc	605
69,660	*	Lionbridge Technologies	253
24,926	*	Liquidity Services, Inc	288
22,176		Manpower, Inc	1,267
40,415		Marchex, Inc (Class B)	207
49,167	*	Mentor Graphics Corp	394
3,378,605		Microsoft Corp	98,893
600	*	MicroStrategy, Inc (Class A)	51
40,747	*	ModusLink Global Solutions, Inc	343
446,916	*,e	MoneyGram International, Inc	1,703
74,112	*,e	Monster Worldwide, Inc	1,231
81,219	*,e	Network Equipment Technologies, Inc	448
165,999	e	NIC, Inc	1,306
286,573	*	Novell, Inc	1,717
321,724		Omnicom Group, Inc	12,486
3,300	*	Online Resources Corp	13
5,480		PC-Tel, Inc	34
16,200		Pegasystems, Inc	599
1,500	*	Progress Software Corp	47
112,997	*	Radisys Corp	1,012
75,439	*	RealNetworks, Inc	364
85,538	*	Red Hat, Inc	2,504
93,456	e	Robert Half International, Inc	2,844
54,977	*	S1 Corp	324
27,325	*,e	Salesforce.com, Inc	2,034
84,070		Sapient Corp	768
53,100		Secom Co Ltd	2,323
51,141	*	Smith Micro Software, Inc	452
28,120	*	SonicWALL, Inc	244
14,170	*,e	Sybase, Inc	661
496,590	*	Symantec Corp	8,402
1,700	*	Synopsys, Inc	38
1,700		Syntel, Inc	65

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

133,500	*	TIBCO Software, Inc	$1,440
61,369	*	TNS, Inc	1,369
184,342		Total System Services, Inc	2,887
29,020	*,e	TradeStation Group, Inc	203
15,133	*	Ultimate Software Group, Inc	499
31,867		United Online, Inc	238
32,414	*,e	Vasco Data Security International	267
2,100		Viad Corp	43
1,500	*	Vocus, Inc	26
2,100	*	Volt Information Sciences, Inc	21
683,960		WPP plc	7,089
506,360	*	Yahoo!, Inc	8,370

		TOTAL BUSINESS SERVICES	329,983

CHEMICALS AND ALLIED PRODUCTS - 7.3%
294,520		Abbott Laboratories	15,515
1,400	*,e	Acadia Pharmaceuticals, Inc	2
20,600		Agrium, Inc (Toronto)	1,457
82,152		Air Liquide	9,862
284,261		Air Products & Chemicals, Inc	21,021
5,870		Alberto-Culver Co	154
17,280	*	Alexion Pharmaceuticals, Inc	940
91,661	*,e	Alexza Pharmaceuticals, Inc	246
13,974	*	Alkermes, Inc	181
1,400	*,e	Alnylam Pharmaceuticals, Inc	24
500	*,e	AMAG Pharmaceuticals, Inc	17
678,450	*	Amgen, Inc	40,544
1,400		Arch Chemicals, Inc	48
1,052	*,e	Arena Pharmaceuticals, Inc	3
4,001	*,e	Array Biopharma, Inc	11
57,000		Asahi Kasei Corp	307
167,180		Astellas Pharma, Inc	6,053
273,336		AstraZeneca plc	12,191
13,508	*,e	Auxilium Pharmaceuticals, Inc	421
148,573		Avery Dennison Corp	5,410
132,866	e	Avon Products, Inc	4,500
1,800		Balchem Corp	44
9,680		Beiersdorf AG.	579
41,592	*,e	Biodel, Inc	178
217,455	*	Biogen Idec, Inc	12,473
40,027	*,e	BioMarin Pharmaceuticals, Inc	935
55,710	*,e	BioMimetic Therapeutics, Inc	733
1,385,009	e	Bristol-Myers Squibb Co	36,980
21,700	*,e	Calgon Carbon Corp	372
25,710	*,e	Cambrex Corp	104
12,960	*,e	Caraco Pharmaceutical Laboratories Ltd	78
148,800		Chugai Pharmaceutical Co Ltd	2,798
7,045		Church & Dwight Co, Inc	472
36,781	e	Clorox Co	2,359
386,074		Colgate-Palmolive Co	32,917
17,881	*	Cypress Bioscience, Inc	88
221,300		Daiichi Sankyo Co Ltd	4,145

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

55,674	*	Dendreon Corp	$2,030
181,610	*,e	Discovery Laboratories, Inc	94
251,617	*,e	Durect Corp	757
37,350	*,e	Dynavax Technologies Corp	49
900		Eastman Chemical Co	57
280,292		Ecolab, Inc	12,319
105,100		Eisai Co Ltd	3,749
4,012		Estee Lauder Cos (Class A)	260
179,955	*	Genzyme Corp	9,327
22,156	*,e	Geron Corp	126
644,522	*	Gilead Sciences, Inc	29,313
452		Givaudan S.A.	397
75,227	e	H.B. Fuller Co	1,746
156,880		Henkel KGaA (Preference)	8,446
57,856	*	Human Genome Sciences, Inc	1,747
36,523	*,e	Idexx Laboratories, Inc	2,102
22,086		Innophos Holdings, Inc	616
1,000		International Flavors & Fragrances, Inc	48
37,713	*	Inverness Medical Innovations, Inc	1,469
239,705	*,e	Javelin Pharmaceuticals, Inc	309
1,260,549		Johnson & Johnson	82,187
181,200		Kao Corp	4,593
13,000		Kuraray Co Ltd	175
25,788	*	Life Technologies Corp	1,348
38,274		Linde AG.	4,567
63,795		L’Oreal S.A.	6,709
48,213		Lubrizol Corp	4,422
5,120	*,e	MAP Pharmaceuticals, Inc	81
1,500	e	Martek Biosciences Corp	34
1,580,582		Merck & Co, Inc	59,035
21,256		Minerals Technologies, Inc	1,102
234,000		Mitsubishi Chemical Holdings Corp	1,196
3,230	*,e	Molecular Insight Pharmaceuticals, Inc	4
47,300	e	Nalco Holding Co	1,151
71,281	*	Neurocrine Biosciences, Inc	182
350,003		Novartis AG.	18,904
122,745		Novo Nordisk AS (Class B)	9,525
6,330		Novozymes AS (B Shares)	701
42,720	*	Omnova Solutions, Inc	335
1,100	*	Onyx Pharmaceuticals, Inc	33
1,500	*,e	OraSure Technologies, Inc	9
28,980	*,e	Orexigen Therapeutics, Inc	171
1,200	*,e	OSI Pharmaceuticals, Inc	71
61		PDL BioPharma, Inc	0	^
67,519		Perrigo Co	3,965
2,400	e	PetMed Express, Inc	53
21,168	*	Pharmasset, Inc	567
21,744	*	PharMerica Corp	396
11,630	*,e	Poniard Pharmaceuticals, Inc	13
15,800		Potash Corp of Saskatchewan	1,887
73,809	*	Pozen, Inc	707
332,934		Praxair, Inc	27,634

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,307,679		Procter & Gamble Co	$82,736
27,366	*,e	Progenics Pharmaceuticals, Inc	146
152,666		Reckitt Benckiser Group plc	8,380
111,435		Roche Holding AG.	18,072
51,494		RPM International, Inc	1,099
58,884	*	Salix Pharmaceuticals Ltd	2,193
9,610	*	Santarus, Inc	52
34,028	e	Sensient Technologies Corp	989
92,200		Shin-Etsu Chemical Co Ltd	5,355
150,000		Shionogi & Co Ltd	2,853
190,000		Shiseido Co Ltd	4,126
24,140	*,e	SIGA Technologies, Inc	160
166,718		Sigma-Aldrich Corp	8,946
10,200		Solvay S.A.	1,049
295,000		Sumitomo Chemical Co Ltd	1,442
58,476	*,e	SuperGen, Inc	187
11,290	*,e	Synta Pharmaceuticals Corp	49
268,000		Toray Industries, Inc	1,565
213,000		UBE Industries Ltd	547
1,530	*	United Therapeutics Corp	85
18,375	*,e	USANA Health Sciences, Inc	577
41,400	e	Valspar Corp	1,220
24,091	*	Vertex Pharmaceuticals, Inc	985
193,980	*,e	XOMA Ltd	111
20,900		Yara International ASA	907

		TOTAL CHEMICALS AND ALLIED PRODUCTS	664,711

COMMUNICATIONS - 2.6%
1,400	e	Adtran, Inc	37
148,096	e	Alaska Communications Systems Group, Inc	1,203
2,460	*	Anixter International, Inc	115
106,900		BCE, Inc	3,142
54,682		Belgacom S.A.	2,136
177,526	e	CenturyTel, Inc	6,295
1,021,216	*	DIRECTV	34,527
33,529	*,e	Entercom Communications Corp (Class A)	399
345,020	*,e	Entravision Communications Corp (Class A)	952
7,907	*,e	Equinix, Inc	770
76,841	*,e	FiberTower Corp	357
22,077	e	Fisher Communications, Inc	311
786,570	e	Frontier Communications Corp	5,852
900		Global Payments, Inc	41
381,268	*,e	Gray Television, Inc	877
449,926	*,e	ICO Global Communications Holdings Ltd (Class A)	540
2,600	e	Iowa Telecommunications Services, Inc	43
1,334,817	*	ITV plc	1,231
894		KDDI Corp	4,628
104,414	*,e	Leap Wireless International, Inc	1,708
239,865	*,e	Liberty Global, Inc (Class A)	6,994
261,463	*	Liberty Media Corp - Capital (Series A)	9,509
49,307	*,e	Liberty Media Corp - Starz	2,696
408,896	*	Liberty Media Holding Corp (Interactive A)	6,260

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE (000)
SHARES		COMPANY

250,634	*	Lin TV Corp (Class A)	$1,441
3,400	*,e	Lodgenet Entertainment Corp	24
81,220	*,e	Mediacom Communications Corp (Class A)	483
131,422	*,e	MetroPCS Communications, Inc	930
14,350	*	NeuStar, Inc (Class A)	362
91,232	*	NII Holdings, Inc (Class B)	3,801
8,800	e	NTELOS Holdings Corp	157
4,326		NTT DoCoMo, Inc	6,589
219,990		Portugal Telecom SGPS S.A.	2,460
1,111,940		Qwest Communications International, Inc	5,804
54,500		Rogers Communications, Inc (Class B)	1,861
39,600	*	Shaw Communications, Inc (B Shares)	784
2,137,576	*	Sprint Nextel Corp	8,123
82,185	*,e	SureWest Communications	706
22,821		Swisscom AG.	8,328
17,333	*	Switch & Data Facilities Co, Inc	308
49,774	*	Syniverse Holdings, Inc	969
1,167,300		Telecom Corp of New Zealand Ltd	1,799
2,403,268		Telecom Italia RSP	2,710
2,598,797		Telecom Italia S.p.A.	3,742
18,000		Telekom Austria AG.	252
141,263		TeliaSonera AB	1,003
11,900		TELUS Corp, non-voting shares	426
49,300	*,e	Terremark Worldwide, Inc	346
335,689		Time Warner Cable, Inc	17,896
78,654	*,e	TiVo, Inc	1,347
1,462,384		Verizon Communications, Inc	45,363
7,813,140		Vodafone Group plc	18,022
547,178		Windstream Corp	5,959

		TOTAL COMMUNICATIONS	232,618

DEPOSITORY INSTITUTIONS - 4.5%
7,264	e	Associated Banc-Corp	100
410,816		Australia & New Zealand Banking Group Ltd	9,560
720,577		Banco Bilbao Vizcaya Argentaria S.A.	9,859
209,409		Banco Comercial Portugues S.A.	233
349,583		Banco Espirito Santo S.A.	1,889
533,485		Banco Santander Central Hispano S.A.	7,090
10,666	e	Bank of Hawaii Corp	479
70,500		Bank of Montreal	4,279
771,963		Bank of New York Mellon Corp	23,839
194,500		Bank of NOVA Scotia	9,744
188,873	e	BankAtlantic Bancorp Inc (Class A)	334
16,660	e	Banner Corp	64
453,344	e	BB&T Corp	14,684
700		BOK Financial Corp	37
40,100		Canadian Imperial Bank of Commerce/Canada	2,930
36,920	*,e	Central Pacific Financial Corp	62
29,001	e	City National Corp	1,565
113,484		Comerica, Inc	4,317
1,049		Commerce Bancshares, Inc	43
294,679		Commonwealth Bank of Australia	15,222

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE (000)
SHARES		COMPANY

2,000	e	Community Bank System, Inc	$46
700		Cullen/Frost Bankers, Inc	39
143,286	*	Dexia	855
47,788	*	DNB NOR Holding ASA	546
300	*	Euronet Worldwide, Inc	6
627,030		Fifth Third Bancorp	8,521
150,099	*,h	First Horizon National Corp	2,109
6,872		First Midwest Bancorp, Inc	93
2,900		First Niagara Financial Group, Inc	41
22,979		Fulton Financial Corp	234
1,000		Hancock Holding Co	42
171,600		Hang Seng Bank Ltd	2,391
2,236,618		HSBC Holdings plc	22,672
173,255		Hudson City Bancorp, Inc	2,453
660,469	*	ING Groep NV	6,594
1,147	e	International Bancshares Corp	26
237,000		Joyo Bank Ltd	1,057
352,433		Keycorp	2,731
6,898,369	*	Lloyds TSB Group plc	6,571
101,285	e	M&T Bank Corp	8,040
182,383		Marshall & Ilsley Corp	1,468
1,843,100		Mizuho Financial Group, Inc	3,647
305,319		National Australia Bank Ltd	7,710
1,500		NBT Bancorp, Inc	34
83,670	e	New York Community Bancorp, Inc	1,384
20,699		NewAlliance Bancshares, Inc	261
146,080		Northern Trust Corp	8,072
19,938		Old National Bancorp	238
600	e	Park National Corp	37
23,170		People’s United Financial, Inc	362
2,500	*,e	Pinnacle Financial Partners, Inc	38
306,135		PNC Financial Services Group, Inc	18,276
80,514		Popular, Inc	234
1,100		Prosperity Bancshares, Inc	45
41,429	e	Provident Financial Services, Inc	493
567,886	e	Regions Financial Corp	4,458
160,700		Resona Holdings, Inc	2,032
244,110		Royal Bank of Canada (Toronto)	14,286
2,952,713	*	Royal Bank of Scotland Group plc	1,972
1,000	e	S&T Bancorp, Inc	21
622,000		Shinsei Bank Ltd	752
410,200		Shizuoka Bank Ltd	3,576
1,200	*	Signature Bank	44
97,082	e	South Financial Group, Inc	67
340,515		State Street Corp	15,371
408,900		Sumitomo Trust & Banking Co Ltd	2,397
34,129		Suncorp-Metway Ltd	267
311,481		SunTrust Banks, Inc	8,345
22,325	*,e	SVB Financial Group	1,042
236,810		Svenska Handelsbanken (A Shares)	6,940
86,534	e	Synovus Financial Corp	285
2,400	e	TCF Financial Corp	38

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE (000)
SHARES		COMPANY

3,000		TFS Financial Corp	$40
122,211		Toronto-Dominion Bank	9,109
1,700	e	Trustmark Corp	42
2,122,460	*	UniCredito Italiano S.p.A.	6,271
1,180,101		US Bancorp	30,542
6,478	e	Washington Federal, Inc	132
2,724		Webster Financial Corp	48
2,300,878		Wells Fargo & Co	71,604
591,023		Westpac Banking Corp	15,099
1,700	e	Whitney Holding Corp	23
8,306	e	Zions Bancorporation	181

		TOTAL DEPOSITORY INSTITUTIONS	408,680

EATING AND DRINKING PLACES - 0.7%
35,220	*	AFC Enterprises	378
7,343		Bob Evans Farms, Inc	227
435,783		Compass Group plc	3,478
81,891		Darden Restaurants, Inc	3,647
1,346	*,e	DineEquity, Inc	53
3,400	*	Domino’s Pizza, Inc	46
651,190		McDonald’s Corp	43,448
12,376	*,e	O’Charleys, Inc	111
1,300	*	Papa John’s International, Inc	33
24,228	*,e	Sonic Corp	268
505,351	*	Starbucks Corp	12,265
155	*	Steak N Shake Co	59
70,180		Yum! Brands, Inc	2,690

		TOTAL EATING AND DRINKING PLACES	66,703

EDUCATIONAL SERVICES - 0.0%
800	*	American Public Education, Inc	37
30,700		Benesse Corp	1,330
900	e	DeVry, Inc	59
4,717	*	ITT Educational Services, Inc	531
2,200	*	Universal Technical Institute, Inc	50

		TOTAL EDUCATIONAL SERVICES	2,007

ELECTRIC, GAS, AND SANITARY SERVICES - 3.6%
545,851	*	AES Corp	6,004
153,846		AGL Resources, Inc	5,946
138,619		Alliant Energy Corp	4,610
1,000	e	American States Water Co	35
123,564	e	Aqua America, Inc	2,171
141,649	e	Atmos Energy Corp	4,047
303,332		Avista Corp	6,282
2,700		California Water Service Group	102
130,506	*	Calpine Corp	1,552
180,777		Centerpoint Energy, Inc	2,596
22,932		Central Vermont Public Service Corp	463
1,457,225		Centrica plc	6,499
22,260	e	CH Energy Group, Inc	909
236,229	*,e	Clean Energy Fuels Corp	5,381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE (000)
SHARES		COMPANY

349,909	e	Cleco Corp	$9,290
577,500		CLP Holdings Ltd	4,128
373,665		Consolidated Edison, Inc	16,644
83,034		Contact Energy Ltd	377
184,621		Crosstex Energy, Inc	1,604
173,374		Edison International	5,924
635,268		El Paso Corp	6,886
63,537		Enbridge, Inc	3,030
1,447,708		Enel S.p.A.	8,095
46,094	e	Energen Corp	2,145
329,825		FPL Group, Inc	15,941
156,216		Gas Natural SDG S.A.	2,884
344,234	e	Hawaiian Electric Industries, Inc	7,728
897,500		Hong Kong & China Gas Ltd	2,238
122,000		Hong Kong Electric Holdings Ltd	724
924,776		Iberdrola S.A.	7,838
300,477		Idacorp, Inc	10,403
749,969		International Power plc	3,629
7,950		ITC Holdings Corp	437
29,634		Laclede Group, Inc	999
1,800		MDU Resources Group, Inc	39
67,199		MGE Energy, Inc	2,376
258,787	e	National Fuel Gas Co	13,082
690,073		National Grid plc	6,718
24,800		New Jersey Resources Corp	931
92,283	e	Nicor, Inc	3,869
593,556		NiSource, Inc	9,378
155,448	e	Northeast Utilities	4,297
24,397		Northwest Natural Gas Co	1,137
164,752	*,e	NRG Energy, Inc	3,443
135,829	e	NSTAR	4,811
409,564		NV Energy, Inc	5,050
52,813		Oest Elektrizitatswirts AG. (Class A)	2,096
499,132		OGE Energy Corp	19,437
760,000		Osaka Gas Co Ltd	2,723
659,635		Pepco Holdings, Inc	11,313
115,900	e	PG&E Corp	4,916
155,853		Piedmont Natural Gas Co, Inc	4,298
1,700		Portland General Electric Co	33
280,606		PPL Corp	7,776
186,965		Public Power Corp	3,283
259,800		Public Service Enterprise Group, Inc	7,669
268,847		Questar Corp	11,614
147,035	e	Resource America, Inc (Class A)	706
345,465		Scottish & Southern Energy plc	5,772
158,500		Sempra Energy	7,909
30,331	e	SJW Corp	771
101,100		Snam Rete Gas S.p.A.	512
71,498	e	South Jersey Industries, Inc	3,002
20,039		Southwest Gas Corp	600
3,300	e	Southwest Water Co	34
600	*,e	Stericycle, Inc	33

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

68,500		Terna Rete Elettrica Nazionale S.p.A.	$296
159,300		Tohoku Electric Power Co, Inc	3,367
706,790		Tokyo Gas Co Ltd	3,115
61,864		UGI Corp	1,642
23,942		UIL Holdings Corp	658
78,456	e	WGL Holdings, Inc	2,719
512,140		Williams Cos, Inc	11,830
800		Wisconsin Energy Corp	40
1,800		Xcel Energy, Inc	38

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	330,874

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.0%
1,200	e	Acuity Brands, Inc	51
223,172	*	Adaptec, Inc	730
38,375	*	Advanced Energy Industries, Inc	635
257,011	*	Advanced Micro Devices, Inc	2,382
2,655	*,e	American Superconductor Corp	77
233,272		Ametek, Inc	9,671
22,178	*,e	Anadigics, Inc	108
12,820	*,e	Ascent Solar Technologies, Inc	49
41,500	*	Avnet, Inc	1,245
15,174	e	Baldor Electric Co	568
18,000	*	Benchmark Electronics, Inc	373
2,863,205	*	Cisco Systems, Inc	74,530
65,729	*	Conexant Systems, Inc	223
45,830	*,e	Cree, Inc	3,218
7,400		CTS Corp	70
1,195,611	*	Dell, Inc	17,946
12,180	*	Dolby Laboratories, Inc (Class A)	715
3,605	*	DTS, Inc	123
36,909		Eaton Corp	2,797
118,030	*,e	EMCORE Corp	143
25	*,e	Energy Conversion Devices, Inc	0^
353,008		Ericsson (LM) (B Shares)	3,720
46	*,e	Evergreen Solar, Inc	0^
76,433	*,e	Finisar Corp	1,201
38,960	*,e	First Solar, Inc	4,778
54,069		Gamesa Corp Tecnologica S.A.	741
51,754	*	GrafTech International Ltd	707
10,200	*	Greatbatch, Inc	216
14,175		Harman International Industries, Inc	663
69,668	*	Harmonic, Inc	440
1,199,452		Hewlett-Packard Co	63,751
1,200	*	Hittite Microwave Corp	53
54,455	*,e	Hutchinson Technology, Inc	340
28,700	*	Ibiden Co Ltd	988
2,881,539		Intel Corp	64,143
20,012	*	InterDigital, Inc	558
338,378		Koninklijke Philips Electronics NV	10,850
25,700		Kyocera Corp	2,504
11,300		Lincoln Electric Holdings, Inc	614
1,068	*	Littelfuse, Inc	41

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

63,953	*	Loral Space & Communications, Inc	$2,246
313,663	*	LSI Logic Corp	1,920
189,800		Matsushita Electric Industrial Co Ltd	2,903
20,000		Matsushita Electric Works Ltd	252
14,183	*	Mattson Technology, Inc	66
339,972	*	Micron Technology, Inc	3,532
2,200	e	Molex, Inc	46
1,453,609	*,e	Motorola, Inc	10,204
23,600		Murata Manufacturing Co Ltd	1,340
155,116	*	NetApp, Inc	5,051
22,500		Nidec Corp	2,411
31,500		Nitto Denko Corp	1,223
503,415		Nokia Oyj	7,840
206,971	*	ON Semiconductor Corp	1,656
69,596	*	Oplink Communications, Inc	1,290
26,310	*,e	Photronics, Inc	134
40,673		Plantronics, Inc	1,272
54,160	*	Polycom, Inc	1,656
1,300	e	Power Integrations, Inc	54
15,700	*,e	Power-One, Inc	66
227,544	*	Powerwave Technologies, Inc	284
25,546	*	Q-Cells AG.	254
66,106	*	QLogic Corp	1,342
74,722	*,e	Quantum Fuel Systems Technologies Worldwide, Inc	50
51,131	*	RF Micro Devices, Inc	255
62,000		Ricoh Co Ltd	968
2,400		Rohm Co Ltd	179
646,000	*	Sanyo Electric Co Ltd	1,036
46,000		Sharp Corp	575
109,628	*	Silicon Storage Technology, Inc	333
1,928,483	*,e	Sirius XM Radio, Inc	1,679
62,919	*	Skyworks Solutions, Inc	982
99,900		Sony Corp	3,825
7,035	*,e	Sunpower Corp (Class A)	133
8,445		Sycamore Networks, Inc	170
145,266	*	Symmetricom, Inc	847
12,083	*,e	Synaptics, Inc	334
20,700		TDK Corp	1,377
40,403	*,e	Tekelec	734
37,309		Teleflex, Inc	2,390
197,426		Tellabs, Inc	1,495
1,034,527		Texas Instruments, Inc	25,315
52,499	*	Thomas & Betts Corp	2,060
11,800	*,e	TTM Technologies, Inc	105
24,750	*,e	US Geothermal, Inc	23
74,252	*,e	Valence Technology, Inc	63
2,600	*,e	Vicor Corp	36
2,676		Whirlpool Corp	233
100,328	e	Xilinx, Inc	2,558
18,030	*,e	Zix Corp	42
6,400	*,e	Zoltek Cos, Inc	62

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	366,863

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES - 0.5%
517,600		Accenture plc	$21,714
62	*	Amylin Pharmaceuticals, Inc	1
61,621	*,e	Ariad Pharmaceuticals, Inc	210
88,869		Capita Group plc	1,020
2,000		CDI Corp	29
28,175	*,e	Celera Corp	200
5,300		Corporate Executive Board Co	141
		Diamond Management & Technology Consultants,
18,735	e	Inc	147
18,820	*,e	Dyax Corp	64
3,100	*,e	Gen-Probe, Inc	155
38,693	*	Hewitt Associates, Inc (Class A)	1,539
98,416	*,e	Incyte Corp	1,374
54,690	*	Isis Pharmaceuticals, Inc	597
46,000		JGC Corp	821
1,400		Landauer, Inc	91
19,200	*	Navigant Consulting, Inc	233
3,000	*,e	Omnicell, Inc	42
234,491		Paychex, Inc	7,199
25,743	*,e	Regeneron Pharmaceuticals, Inc	682
769,765	*,e	Rentech, Inc	793
1,900	*	Resources Connection, Inc	36
3,472	*,e	Savient Pharmaceuticals, Inc	50
1,269,500		SembCorp Industries Ltd	3,748
38,330	*	Tetra Tech, Inc	883
900	e	Towers Watson & Co	43

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	41,812

FABRICATED METAL PRODUCTS - 0.5%
21,600		Aptargroup, Inc	850
700		Ball Corp	37
103,239	e	Commercial Metals Co	1,555
41,047		Dynamic Materials Corp	641
6,191		Geberit AG.	1,108
22,906	e	Gulf Island Fabrication, Inc	498
537,089		Illinois Tool Works, Inc	25,437
2,300	e	Insteel Industries, Inc	25
2,100	*,e	Mobile Mini, Inc	33
48,307	*,e	NCI Building Systems, Inc	533
34,235		Pentair, Inc	1,219
34,002		Quanex Building Products Corp	562
17,136		Snap-On, Inc	743
157,556		Stanley Works	9,045
117,300		Toyo Seikan Kaisha Ltd	2,078
6,870		Valmont Industries, Inc	569

		TOTAL FABRICATED METAL PRODUCTS	44,933

FOOD AND KINDRED PRODUCTS - 2.0%
33,000		Ajinomoto Co, Inc	327
251,185		Campbell Soup Co	8,879

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

189,544		Coca Cola Hellenic Bottling Co S.A.	$5,110
2,700		Coca-Cola Enterprises, Inc	75
653,002		CSR Ltd	992
1,400		Flowers Foods, Inc	35
342,825		General Mills, Inc	24,269
169,225		Groupe Danone	10,194
245,976		H.J. Heinz Co	11,219
11,640	*,e	Hansen Natural Corp	505
1,110		J.M. Smucker Co	67
379,275		Kellogg Co	20,265
973,718		Kraft Foods, Inc (Class A)	29,445
10,103		Lancaster Colony Corp	596
1,600		Lance, Inc	37
17,347		McCormick & Co, Inc	665
9,000		Nisshin Seifun Group, Inc	116
2,700		Nissin Food Products Co Ltd	91
844,259		PepsiCo, Inc	55,856
6	*	Ralcorp Holdings, Inc	0^
3,000		Saputo, Inc	87
382,242		Sara Lee Corp	5,325
10,774	e,h	Tootsie Roll Industries, Inc	291
339,269		Unilever plc	9,962
32,600		Yakult Honsha Co Ltd	879

		TOTAL FOOD AND KINDRED PRODUCTS	185,287

FOOD STORES - 0.4%
179,256		Carrefour S.A.	8,640
10,250		Delhaize Group	824
3,000		George Weston Ltd	207
2,301	*,e	Great Atlantic & Pacific Tea Co, Inc	18
54,500		Jeronimo Martins SGPS S.A.	552
2,488		Kesko Oyj (B Shares)	98
140,457		Koninklijke Ahold NV	1,872
175,960		Kroger Co	3,811
6,100		Lawson, Inc	260
1,400	e	Ruddick Corp	44
227,263		Safeway, Inc	5,650
1,349,776		Tesco plc	8,920
39,081	*,e	Whole Foods Market, Inc	1,413
2,600	*,e	Winn-Dixie Stores, Inc	32
141,277		Woolworths Ltd	3,630

		TOTAL FOOD STORES	35,971

FORESTRY - 0.1%
149,533		Weyerhaeuser Co	6,769

		TOTAL FORESTRY	6,769

FURNITURE AND FIXTURES - 0.1%
8,629	e	Herman Miller, Inc	156
69,737		Hill-Rom Holdings, Inc	1,898
23,219		HNI Corp	618
26,913	*	Kinetic Concepts, Inc	1,287

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

98,844		Leggett & Platt, Inc	$2,139
322,259	e	Masco Corp	5,000
9,700	*	Tempur-Pedic International, Inc	293

		TOTAL FURNITURE AND FIXTURES	11,391

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
138,675	*	Bed Bath & Beyond, Inc	6,068
24,680	*,e	GameStop Corp (Class A)	541
2,200	e	Haverty Furniture Cos, Inc	36
29,641		RadioShack Corp	671
8,090		Williams-Sonoma, Inc	213

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	7,529

GENERAL BUILDING CONTRACTORS - 0.2%
16,350		ACS Actividades Cons y Servicios S.A.	754
301	*	Avatar Holdings, Inc	7
31,714		Balfour Beatty plc	141
3,524	e	Brookfield Homes Corp	31
28,700		Daito Trust Construction Co Ltd	1,385
48,000		Daiwa House Industry Co Ltd	542
44,382	e	Lennar Corp (Class A)	764
30,753	*	M/I Homes, Inc	451
12,000		Obayashi Corp	53
4	*	Persimmon plc	0	^
46,515	*,e	Pulte Homes, Inc	523
8,000		Sekisui House Ltd	80
19,000		Shimizu Corp	79
334,062	*,e	Standard-Pacific Corp	1,509
165,360		Vinci S.A.	9,745

		TOTAL GENERAL BUILDING CONTRACTORS	16,064

GENERAL MERCHANDISE STORES - 0.9%
29,700		Aeon Co Ltd	337
1,300		Casey’s General Stores, Inc	41
416,684		Costco Wholesale Corp	24,880
1,100		Family Dollar Stores, Inc	40
117,754		JC Penney Co, Inc	3,788
14,000		Keio Corp	94
420,000		Kintetsu Corp	1,307
93,736		Macy’s, Inc	2,041
15,400		Next plc	506
59,900		Odakyu Electric Railway Co Ltd	498
41,387		PPR	5,510
10,500	*	Retail Ventures, Inc	100
3,300	*	Stein Mart, Inc	30
572,643		Target Corp	30,122
288,254		TJX Companies, Inc	12,257
18,000		Tobu Railway Co Ltd	100
139,000		Tokyu Corp	581

		TOTAL GENERAL MERCHANDISE STORES	82,232

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

HEALTH SERVICES - 0.3%
10,800	*	Amsurg Corp	$233
4,670	*,e	Corvel Corp	167
30,297	*,e	Edwards Lifesciences Corp	2,996
110,544	*,e	Five Star Quality Care, Inc	337
20,090	*,e	Healthways, Inc	323
98,198	*	Laboratory Corp of America Holdings	7,435
60,942	*,e	LCA-Vision, Inc	507
40,740	*,e	LifePoint Hospitals, Inc	1,498
229,203	*	Nektar Therapeutics	3,486
46,947	*,e	Nighthawk Radiology Holdings, Inc	149
136,912		Quest Diagnostics, Inc	7,981

		TOTAL HEALTH SERVICES	25,112

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.1%
165,663		Abertis Infraestructuras S.A.	3,188
44,300		Bouygues S.A.	2,227
36,587	*	LB Foster Co (Class A)	1,057

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	6,472

HOLDING AND OTHER INVESTMENT OFFICES - 0.8%
2,571		Acadia Realty Trust	46
1,500		American Campus Communities, Inc	41
115,528		Annaly Mortgage Management, Inc	1,985
62,500		Anworth Mortgage Asset Corp	421
291,588	*,e	Ashford Hospitality Trust, Inc	2,091
1,500		BioMed Realty Trust, Inc	25
52,792		Boston Properties, Inc	3,983
600	e	Brandywine Realty Trust	7
63,200		Brookfield Asset Management, Inc	1,609
3,200	e	Capital Lease Funding, Inc	18
1,200	*	Capital Trust, Inc (Class A)	2
37,390		Capstead Mortgage Corp	447
25,300	e	CBL & Associates Properties, Inc	347
21,544		Cedar Shopping Centers, Inc	170
3,360	e	Cherokee, Inc	60
164,637		Duke Realty Corp	2,041
1,000		EastGroup Properties, Inc	38
2,600		Equity One, Inc	49
271,228		Equity Residential	10,619
8,247	*	FelCor Lodging Trust, Inc	47
102,234	*,e	First Industrial Realty Trust, Inc	793
2,300		First Potomac Realty Trust	35
2,600	e	Franklin Street Properties Corp	38
1,650		Gladstone Commercial Corp	24
61,950		Glimcher Realty Trust	314
1,200	e	Hatteras Financial Corp	31
48,070	e	HCP, Inc	1,586
29,959		Health Care REIT, Inc	1,355
2,000		Healthcare Realty Trust, Inc	47
62,020		Hersha Hospitality Trust	321
7,346	e	Highwoods Properties, Inc	233
3,500	*	Hilltop Holdings, Inc	41

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,000		Home Properties, Inc	$47
350,321		Host Marriott Corp	5,132
15,088		HRPT Properties Trust	117
816		Investors Real Estate Trust	7
164,700	*,e	iStar Financial, Inc	756
153,636		Kimco Realty Corp	2,403
8,316	e	Lexington Corporate Properties Trust	54
43,368	e	Liberty Property Trust	1,472
6,565		LTC Properties, Inc	178
4,854		Macerich Co	186
10,500		MFA Mortgage Investments, Inc	77
14,820	e	Mid-America Apartment Communities, Inc	768
6		National Retail Properties, Inc	0	^
233,890	e	NorthStar Realty Finance Corp	985
1,200		Parkway Properties, Inc	23
2,628		Post Properties, Inc	58
145,905		Prologis	1,926
700		PS Business Parks, Inc	37
177,378		Public Storage, Inc	16,317
108,261	e	RAIT Investment Trust	214
11,900	e	Regency Centers Corp	446
25,960		Resource Capital Corp	175
6		Senior Housing Properties Trust	0	^
26,606	e	UDR, Inc	469
1,100		Universal Health Realty Income Trust	39
5,660		Urstadt Biddle Properties, Inc (Class A)	89
5,300	e	U-Store-It Trust	38
241,812	e	Virgin Media, Inc	4,174
86,791		Vornado Realty Trust	6,570
38,416		WABCO Holdings, Inc	1,149
1,500	e	Washington Real Estate Investment Trust	46
86,959	e	Weingarten Realty Investors	1,875

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	74,691

HOTELS AND OTHER LODGING PLACES - 0.2%
111,542		Accor S.A.	6,171
6,530	*	Bluegreen Corp	21
93,016	e	Choice Hotels International, Inc	3,238
57,501	*,e	Gaylord Entertainment Co	1,684
125,552	*	Great Wolf Resorts, Inc	399
72,350	*,e	Lodgian, Inc	181
43,668	e	Marcus Corp	567
194,268	e	Marriott International, Inc (Class A)	6,123
56,336	e	Starwood Hotels & Resorts Worldwide, Inc	2,628
268,603		TUI Travel plc	1,229

		TOTAL HOTELS AND OTHER LODGING PLACES	22,241

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.5%
499,571		3M Co	41,749
37,151	*,e	AGCO Corp	1,333
47,230		Alfa Laval AB	695
256,504	*,e	Allis-Chalmers Energy, Inc	908

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,300		Ampco-Pittsburgh Corp	$107
946,209		Applied Materials, Inc	12,755
10,900		ASML Holding NV	390
10,969	*,e	Astec Industries, Inc	318
74,230	*	Axcelis Technologies, Inc	123
5,420	*	Bolt Technology Corp	61
72,002		Brambles Ltd	486
16,090	e	Briggs & Stratton Corp	314
223,500		Canon, Inc	10,351
3,900	e	Cascade Corp	126
334,871		Caterpillar, Inc	21,047
7,900	*,e	Columbus McKinnon Corp	125
129,390	*	Cray, Inc	770
162,377		Cummins, Inc	10,059
1,100	*	Cymer, Inc	41
355,022		Deere & Co	21,110
10,400	e	Donaldson Co, Inc	469
1,000		Dover Corp	47
1,400	*	Dresser-Rand Group, Inc	44
11,934	*	Dril-Quip, Inc	726
710,883	e	Emerson Electric Co	35,786
38,963	*	ENGlobal Corp	108
5,149	*	Entegris, Inc	26
59,100		Fanuc Ltd	6,271
121,430	*,e	Flotek Industries, Inc	154
78,912	*	FMC Technologies, Inc	5,100
64,200		FUJIFILM Holdings Corp	2,211
900		Gardner Denver, Inc	40
1,200		Gorman-Rupp Co	31
61,737	e	Graco, Inc	1,976
27,600		Hitachi Construction Machinery Co Ltd	652
1,300		IDEX Corp	43
89,698	*,e	Immersion Corp	448
9,686	*,e	Intermec, Inc	137
614,088		International Business Machines Corp	78,757
22,664	*,e	Intevac, Inc	313
17,936		John Bean Technologies Corp	315
451,029		Johnson Controls, Inc	14,879
13,202		Kone Oyj (Class B)	546
118,500		Konica Minolta Holdings, Inc	1,383
243,000		Kubota Corp	2,215
2,300	*	Kulicke & Soffa Industries, Inc	17
47,200		Kurita Water Industries Ltd	1,335
54,647	*	Lam Research Corp	2,039
42,635	*,e	Lexmark International, Inc (Class A)	1,538
600	e	Lindsay Manufacturing Co	25
5,454		Lufkin Industries, Inc	432
45,008	e	Manitowoc Co, Inc	585
38,400	*,e	Modine Manufacturing Co	432
62,650	e	Nordson Corp	4,255
14,886	*	Oil States International, Inc	675
43,464		Pall Corp	1,760

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

737,097	*,e	Quantum Corp	$1,939
2,000		Robbins & Myers, Inc	48
15,778	*,e	Safeguard Scientifics, Inc	205
175,680		Sandvik AB	2,196
2,100	*,e	Sauer-Danfoss, Inc	28
1,300	*	Scansource, Inc	37
361,801		Seagate Technology, Inc	6,606
16,682	*,e	Sigma Designs, Inc	196
3,300		SMC Corp	448
83,051		Solarworld AG.	1,252
700		SPX Corp	46
48,705	*,e	STEC, Inc	583
14,706	*,e	Tecumseh Products Co (Class A)	180
96,430		Tennant Co	2,641
23,800		Tokyo Electron Ltd	1,578
10,500	*	Ultratech, Inc	143
62,888	*,e	Varian Medical Systems, Inc	3,480
37,780	*	Vestas Wind Systems AS	2,053
604,716		Xerox Corp	5,896
1,300	*	Zebra Technologies Corp (Class A)	38

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	318,231

INSTRUMENTS AND RELATED PRODUCTS - 2.3%
17,804	*	Affymetrix, Inc	131
208,643	*	Agilent Technologies, Inc	7,175
188,635		Allergan, Inc	12,322
600	e	American Science & Engineering, Inc	45
3,704	e	Analogic Corp	158
512,622		Baxter International, Inc	29,835
58,268	e	Beckman Coulter, Inc	3,659
262,509		Becton Dickinson & Co	20,667
400	*	Bio-Rad Laboratories, Inc (Class A)	41
21,900	*	Bruker BioSciences Corp	321
3,600	*,e	CardioNet, Inc	28
50,897	*,e	Cepheid, Inc	890
4,300		Cochlear Ltd	287
307,505	e	Danaher Corp	24,573
100,166		Dentsply International, Inc	3,491
19,200	*,e	Depomed, Inc	68
500	*	Dionex Corp	37
55,369	*	Flir Systems, Inc	1,561
65,072	e	Garmin Ltd	2,504
66,337		Hillenbrand, Inc	1,459
76,386	*,e	Hologic, Inc	1,416
900	*	ICU Medical, Inc	31
8,216	*,e	Illumina, Inc	320
1,200	*	Integra LifeSciences Holdings Corp	53
12,188	*,e	Intuitive Surgical, Inc	4,243
4,500		Invacare Corp	119
309,846		Invensys plc	1,602
49,728	*,e	ION Geophysical Corp	245
100	*	Itron, Inc	7

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

628	*,e	L-1 Identity Solutions, Inc	$6
32,218	*,e	LTX-Credence Corp	98
822,340		Medtronic, Inc	37,030
1,166	*	Merit Medical Systems, Inc	18
32,312	*	Millipore Corp	3,412
23,800	e	Movado Group, Inc	268
1,400		National Instruments Corp	47
197,000		Nikon Corp	4,301
60,000		Olympus Corp	1,925
2,970	*,e	OYO Geospace Corp	142
1,888	*,e	Palomar Medical Technologies, Inc	21
1,900		PerkinElmer, Inc	45
1,770	*,e	Resmed, Inc	113
41,002		Rockwell Automation, Inc	2,311
2,500	*	Rofin-Sinar Technologies, Inc	57
26,200		Roper Industries, Inc	1,515
2,223	*	Rudolph Technologies, Inc	19
218,754	*	St. Jude Medical, Inc	8,980
40,359	e	STERIS Corp	1,358
9,600		Techne Corp	611
87,880		Terumo Corp	4,681
193,278	*	Thermo Electron Corp	9,942
37,275	*,e	Trimble Navigation Ltd	1,071
77,319	*,e	Vivus, Inc	674
44,461	*	Waters Corp	3,003
2,100	*	Wright Medical Group, Inc	37
166,075	*	Zimmer Holdings, Inc	9,832
5,140	*	Zoll Medical Corp	135

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	208,940

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
235,817		AON Corp	10,071
1,500		Arthur J. Gallagher & Co	37
135,277	*,e	Crawford & Co (Class B)	551
228,137		Hartford Financial Services Group, Inc	6,483
19,410	*	National Financial Partners Corp	274
258,748		QBE Insurance Group Ltd	4,946

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	22,362

INSURANCE CARRIERS - 2.7%
98,200	*	Aegon NV	672
347,121		Aetna, Inc	12,187
499,950		Aflac, Inc	27,142
763	*,h	Alleghany Corp	222
89,993		Allianz AG.	11,283
4,400		American Equity Investment Life Holding Co	47
7,900	e	American Physicians Capital, Inc	252
129,156		AMP Ltd	742
17,433	*	Arch Capital Group Ltd	1,329
112,019		Aspen Insurance Holdings Ltd	3,231
92,341		Assurant, Inc	3,175
1,084,807		Aviva plc	6,343

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,200		Axis Capital Holdings Ltd	$38
22,716	*	Catalyst Health Solutions, Inc	940
34,100	*	Centene Corp	820
456,228	e	Chubb Corp	23,655
342,815		Cincinnati Financial Corp	9,907
1,400	e	Donegal Group, Inc (Class A)	20
2,400	e	Employers Holdings, Inc	36
37,287		Endurance Specialty Holdings Ltd	1,385
27,664	e	Erie Indemnity Co (Class A)	1,193
2,200		First Mercury Financial Corp	29
1,876	*,e	Fpic Insurance Group, Inc	51
342,645	*	Genworth Financial, Inc (Class A)	6,284
22,550		Hanover Insurance Group, Inc	983
1,200	e	Harleysville Group, Inc	41
90,546	*	Humana, Inc	4,235
90,119	*	KBC Groep NV	4,364
290,519		Lincoln National Corp	8,919
217,500		Manulife Financial Corp	4,292
4,514	*,e	Markel Corp	1,691
21,970	*,e	Molina Healthcare, Inc	553
113,345	e	Montpelier Re Holdings Ltd	1,905
59,428		Muenchener Rueckver AG.	9,644
700	*	Navigators Group, Inc	28
104,500	*,e	Phoenix Cos, Inc	253
51,011		Platinum Underwriters Holdings Ltd	1,891
246,319		Principal Financial Group	7,195
700	*	ProAssurance Corp	41
675,814		Progressive Corp	12,901
27,150		Protective Life Corp	597
23,620	e	Radian Group, Inc	369
700	e	RLI Corp	40
900		Safety Insurance Group, Inc	34
2,400		Selective Insurance Group, Inc	40
5,540		Stancorp Financial Group, Inc	264
54,100		Sun Life Financial, Inc	1,740
140,685		Swiss Reinsurance Co	6,925
88,990		T&D Holdings, Inc	2,106
531,127		Travelers Cos, Inc	28,650
3,100	*,e	Universal American Financial Corp	48
198,908	e	UnumProvident Corp	4,927
106,135	e	W.R. Berkley Corp	2,769
451,312	*	WellPoint, Inc	29,056
100		Wesco Financial Corp	39
43,931		XL Capital Ltd (Class A)	830
1,500		Zenith National Insurance Corp	57

		TOTAL INSURANCE CARRIERS	248,410

LEATHER AND LEATHER PRODUCTS - 0.1%
152,137		Coach, Inc	6,012
400	*	Timberland Co (Class A)	9
14,200	e	Weyco Group, Inc	334

		TOTAL LEATHER AND LEATHER PRODUCTS	6,355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

LEGAL SERVICES - 0.0%
13,958	*,e	FTI Consulting, Inc	$549
700	*,e	Pre-Paid Legal Services, Inc	26

		TOTAL LEGAL SERVICES	575

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
89,328		Brisa-Auto Estradas de Portugal S.A.	757
493,000		ComfortDelgro Corp Ltd	550
17,000		Keihin Electric Express Railway Co Ltd	140

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,447

LUMBER AND WOOD PRODUCTS - 0.0%
900	e	Deltic Timber Corp	40
4,415	e	Skyline Corp	82

		TOTAL LUMBER AND WOOD PRODUCTS	122

METAL MINING - 0.4%
38,858		Agnico-Eagle Mines Ltd	2,171
580,217		Alumina Ltd	918
13,800		Inmet Mining Corp	802
133,600		Kinross Gold Corp	2,285
155,840		Newcrest Mining Ltd	4,693
11,342		Orica Ltd	279
9,300	*	Rosetta Resources, Inc	219
129,066	e	Royal Gold, Inc	5,965
44,488	*,e	Stillwater Mining Co	577
108,000	*	Teck Cominco Ltd	4,705
705,694	*	Xstrata plc	13,371
139,800		Yamana Gold, Inc	1,383

		TOTAL METAL MINING	37,368

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
45,634	*	Armstrong World Industries, Inc	1,657
1,024		Blyth, Inc	32
27,478	e	Callaway Golf Co	242
12,100	e	Daktronics, Inc	92
1,300		Hasbro, Inc	50
2,600	*,e	Jakks Pacific, Inc	34
462,630		Mattel, Inc	10,521
123,400		Yamaha Corp	1,593

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	14,221

MISCELLANEOUS RETAIL - 1.2%
164,705	*	Amazon.com, Inc	22,355
900	e	Barnes & Noble, Inc	19
134,186		Best Buy Co, Inc	5,708
806,493		CVS Corp	29,486
6,823	*,e	Dollar Tree, Inc	404
38,120	*,e	GSI Commerce, Inc	1,055
112,788	*,e	Hibbett Sports, Inc	2,885

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

61,700		Home Retail Group	$254
29,300	*,e	HSN, Inc	863
58,366		Metro AG.	3,462
900		MSC Industrial Direct Co (Class A)	46
78,565	*	Office Depot, Inc	627
368,600		Origin Energy Ltd	5,598
10,103	*,e	Overstock.com, Inc	164
30,830	e	Petsmart, Inc	985
7,925	*,e	Priceline.com, Inc	2,021
5,300		Shoppers Drug Mart Corp	228
400,291		Staples, Inc	9,363
17,905		Tiffany & Co	850
661,598	e	Walgreen Co	24,539

		TOTAL MISCELLANEOUS RETAIL	110,912

MOTION PICTURES - 0.4%
11,531	*,e	Avid Technology, Inc	159
80,001	*	Discovery Communications, Inc (Class A)	2,703
55,452	*	Discovery Communications, Inc (Class C)	1,631
46,417	*	DreamWorks Animation SKG, Inc (Class A)	1,828
12,031	e	Regal Entertainment Group (Class A)	211
116,604		Scripps Networks Interactive (Class A)	5,172
51,432	*	tw telecom inc (Class A)	933
568,331	*	Viacom, Inc (Class B)	19,540

		TOTAL MOTION PICTURES	32,177

NONDEPOSITORY INSTITUTIONS - 0.6%
821,479		American Express Co	33,895
105,992	*,e	AmeriCredit Corp	2,518
296,253		Capital One Financial Corp	12,269
115,285		CapitalSource, Inc	644
303,716		Discover Financial Services	4,525
86,852	e	Federal Agricultural Mortgage Corp (Class C)	984
204,108	e	Medallion Financial Corp	1,625
130,606	*	NewStar Financial, Inc	833
1,500	*	PHH Corp	35
12,483	*,e	World Acceptance Corp	450

		TOTAL NONDEPOSITORY INSTITUTIONS	57,778

NONMETALLIC MINERALS, EXCEPT FUELS - 0.2%
119,532	e	AMCOL International Corp	3,251
6,700		Compass Minerals International, Inc	538
74,210	*,e	General Moly, Inc	246
77,699		K+S AG.	4,715
104,961	e	Vulcan Materials Co	4,959

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	13,709

OIL AND GAS EXTRACTION - 3.3%
19,350		Acergy S.A.	354
320,466		Apache Corp	32,526
3,740	*	Approach Resources, Inc	34
45,074		Atlas America, Inc	1,403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

17,290	*,e	ATP Oil & Gas Corp	$325
4,366	*	Atwood Oceanics, Inc	151
37,958	e	Berry Petroleum Co (Class A)	1,069
103,950	*,e	Boots & Coots, Inc	253
9,766	*,e	Bronco Drilling Co, Inc	46
98,159		Cabot Oil & Gas Corp	3,612
207,937	*,e	Callon Petroleum Co	1,115
108,191	*	Cameron International Corp	4,637
2,700	*	Carrizo Oil & Gas, Inc	62
149,800		Cenovus Energy, Inc	3,913
520,036	e	Chesapeake Energy Corp	12,294
80,149		Cimarex Energy Co	4,759
1,200	*	CNX Gas Corp	46
48,215	*	Complete Production Services, Inc	557
38,480	*	Contango Oil & Gas Co	1,968
6,000	*,e	Dawson Geophysical Co	175
397,392	*	Denbury Resources, Inc	6,704
432,528		Devon Energy Corp	27,867
147,760	e	Diamond Offshore Drilling, Inc	13,123
149,800		EnCana Corp	4,661
233,757		EOG Resources, Inc	21,725
306,031		Equitable Resources, Inc	12,547
26,900	e	EXCO Resources, Inc	494
2,281	*	Exterran Holdings, Inc	55
64,130	*	Gasco Energy, Inc	21
57,034	*,e	Geokinetics, Inc	411
22,400	*,e	Geomet, Inc	20
148,004	*,e	Global Industries Ltd	950
16,840	*,e	GMX Resources, Inc	138
40,618	*,e	Goodrich Petroleum Corp	635
12,100	*	Gulfport Energy Corp	136
131,969		Helmerich & Payne, Inc	5,025
9,600	*	Hercules Offshore, Inc	41
537,719	*	Meridian Resource Corp	151
127,188	*	Nabors Industries Ltd	2,497
405,906		National Oilwell Varco, Inc	16,472
100,598	*	Newfield Exploration Co	5,236
91,677		Nexen, Inc	2,268
248,316		Noble Energy, Inc	18,127
11,050	*	Northern Oil And Gas, Inc	175
7,968	*	Oceaneering International, Inc	506
116,560	*	Parker Drilling Co	575
227,106	*,e	PetroHawk Energy Corp	4,606
32,190	*	Petroleum Development Corp	746
67,500	*	Petroquest Energy, Inc	340
75,500	*	Pioneer Drilling Co	532
143,586		Pioneer Natural Resources Co	8,087
160,990	*	Pride International, Inc	4,847
116,576	*,e	Quicksilver Resources, Inc	1,640
78,518		Range Resources Corp	3,680
32,917	*	Rex Energy Corp	375
9,820	e	RPC, Inc	109

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

439,137		Santos Ltd	$5,908
400	*,e	SEACOR Holdings, Inc	32
125,852		Smith International, Inc	5,389
124,486	*	Southwestern Energy Co	5,069
75,970		St. Mary Land & Exploration Co	2,645
23,778	*	Stone Energy Corp	422
281,994	*,e	Sulphco, Inc	82
59,046	*	Swift Energy Co	1,815
154,400		Talisman Energy, Inc	2,641
800		Tidewater, Inc	38
86,990	*	Ultra Petroleum Corp	4,056
38,845	*,e	Unit Corp	1,642
70,198	*	Venoco, Inc	901
57,800	e	W&T Offshore, Inc	486
43,705	*	Whiting Petroleum Corp	3,533
197,116		Woodside Petroleum Ltd	8,483
550,689		XTO Energy, Inc	25,982

		TOTAL OIL AND GAS EXTRACTION	303,945

PAPER AND ALLIED PRODUCTS - 0.5%
80,369		Bemis Co	2,308
52,800	*	Buckeye Technologies, Inc	691
4,655	*	Domtar Corporation	300
22,564	e	Glatfelter	327
151,259		International Paper Co	3,722
335,954		Kimberly-Clark Corp	21,126
198,095		MeadWestvaco Corp	5,061
12,396		Metso Oyj	400
16,900		Rock-Tenn Co (Class A)	770
100,244		Sonoco Products Co	3,087
153,116		Stora Enso Oyj (R Shares)	1,166
121,590		Svenska Cellulosa AB (B Shares)	1,714
58,444		Temple-Inland, Inc	1,194
17,300		Uni-Charm Corp	1,671
133,335		UPM-Kymmene Oyj	1,769
10,800		Wausau Paper Corp	92

		TOTAL PAPER AND ALLIED PRODUCTS	45,398

PERSONAL SERVICES - 0.0%
1,200	*,e	Coinstar, Inc	39
35,896	e	Regis Corp	670
7,956		Unifirst Corp	410
3,320		Weight Watchers International, Inc	85

		TOTAL PERSONAL SERVICES	1,204

PETROLEUM AND COAL PRODUCTS - 1.3%
4,002	*,e	American Oil & Gas, Inc	27
9		Ashland, Inc	0^
501,352		ENI S.p.A.	11,762
20,700		Galp Energia SGPS S.A.	360
6,351		Hellenic Petroleum S.A.	73
379,547		Hess Corp	23,741

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

681,280		Marathon Oil Corp	$21,556
101,331		Neste Oil Oyj	1,767
414,500	m	Nippon Mining Holdings, Inc	1,904
69,589		OMV AG.	2,611
293,175		Repsol YPF S.A.	6,941
588,840		Royal Dutch Shell plc (A Shares)	17,067
501,220		Royal Dutch Shell plc (B Shares)	13,809
5,400	*,e	SandRidge Energy, Inc	42
338,760		Statoil ASA	7,843
330,004		Suncor Energy, Inc	10,732

		TOTAL PETROLEUM AND COAL PRODUCTS	120,235

PIPELINES, EXCEPT NATURAL GAS - 0.4%
1,218,867		Spectra Energy Corp	27,461
145,100		TransCanada Corp	5,317

		TOTAL PIPELINES, EXCEPT NATURAL GAS	32,778

PRIMARY METAL INDUSTRIES - 0.8%
612,200		Alcoa, Inc	8,718
28,444		Allegheny Technologies, Inc	1,536
223,171	*	ArcelorMittal	9,793
231,916		BlueScope Steel Ltd	619
2,800	e	Encore Wire Corp	58
48,876	*,e	Gibraltar Industries, Inc	616
39,200	*,e	Horsehead Holding Corp	464
45,503	e	Hubbell, Inc (Class B)	2,295
108,210	*	Metalico, Inc	648
57,000		Mitsubishi Materials Corp	164
927,000		Nippon Steel Corp	3,639
179,400	*	Norsk Hydro ASA	1,367
321,267	e	Nucor Corp	14,579
29,346		Olympic Steel, Inc	958
109,788	e	Reliance Steel & Aluminum Co	5,405
144,626		Steel Dynamics, Inc	2,527
357,000		Sumitomo Metal Industries Ltd	1,081
217,000		Sumitomo Metal Mining Co Ltd	3,229
69,914		Tredegar Corp	1,194
15,649		Umicore	546
112,655	e	United States Steel Corp	7,156
2,750	*	Universal Stainless & Alloy	66
11,392		Voestalpine AG.	461
238,262		Worthington Industries, Inc	4,120

		TOTAL PRIMARY METAL INDUSTRIES	71,239

PRINTING AND PUBLISHING - 0.5%
38,320	*	ACCO Brands Corp	294
2,700	e	American Greetings Corp (Class A)	56
5,289		Bowne & Co, Inc	59
800		CSS Industries, Inc	16
156,000		Dai Nippon Printing Co Ltd	2,107
62,755		Dun & Bradstreet Corp	4,670
2,100		Ennis, Inc	34

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

78,791	*	EW Scripps Co (Class A)	$666
40,459	e	Harte-Hanks, Inc	520
375,606		John Fairfax Holdings Ltd	620
9,742		John Wiley & Sons, Inc (Class A)	422
215,606		Journal Communications, Inc (Class A)	906
24,900	*,e	Lee Enterprises, Inc	84
1,800	*,e	McClatchy Co (Class A)	9
35,360	e	Meredith Corp	1,217
189,109	*	New York Times Co (Class A)	2,105
66,800		Orkla ASA	591
581,401		Pearson plc	9,140
43,030		R.R. Donnelley & Sons Co	919
22,388		Reed Elsevier NV	272
660,387		Reed Elsevier plc	5,266
90,275		Standard Register Co	483
73,361		Thomson Corp	2,670
141,000		Toppan Printing Co Ltd	1,273
1,200	*,e	VistaPrint Ltd	69
16,546	e	Washington Post Co (Class B)	7,349

		TOTAL PRINTING AND PUBLISHING	41,817

RAILROAD TRANSPORTATION - 0.6%
53,300		Canadian National Railway Co	3,235
6,200		Canadian Pacific Railway Ltd	349
337,380		CSX Corp	17,173
4,700	*,e	Genesee & Wyoming, Inc (Class A)	160
483,000		Hankyu Hanshin Holdings, Inc	2,237
59,594	*	Kansas City Southern Industries, Inc	2,156
969,663		MTR Corp	3,672
420,585		Norfolk Southern Corp	23,506
265,553		Stagecoach Group plc	738

		TOTAL RAILROAD TRANSPORTATION	53,226

REAL ESTATE - 0.3%
54,068	*	CB Richard Ellis Group, Inc (Class A)	857
378,200		City Developments Ltd	2,866
12,398	*,e	Forest City Enterprises, Inc (Class A)	179
26,565	*	Forestar Real Estate Group, Inc	502
1,087,950		Hang Lung Properties Ltd	4,386
2,160		Jones Lang LaSalle, Inc	157
27,737		Leighton Holdings Ltd	993
339,200		Mitsubishi Estate Co Ltd	5,551
305,810		Mitsui Fudosan Co Ltd	5,191
33,399	e	Stewart Enterprises, Inc (Class A)	209
505,000		Sun Hung Kai Properties Ltd	7,596

		TOTAL REAL ESTATE	28,487

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
2,100		A. Schulman, Inc	51
911	*	Deckers Outdoor Corp	126
64,635		Michelin (C.G.D.E.) (Class B)	4,764
120,960		Mitsui Chemicals, Inc	366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,075,974	*	Pirelli & C S.p.A.	$661
52,543	e	Sealed Air Corp	1,108
11,100	*,e	Spartech Corp	130
1,800	*,e	Trex Co, Inc	38
6,995		Tupperware Corp	337

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,581

SECURITY AND COMMODITY BROKERS - 1.5%
94,759		Ameriprise Financial, Inc	4,298
66,691		BlackRock, Inc	14,523
76,741		Broadridge Financial Solutions, Inc	1,641
875,282		Charles Schwab Corp	16,359
38,432		CME Group, Inc	12,149
240,866		Credit Suisse Group	12,416
844,100		Daiwa Securities Group, Inc	4,442
1,040	e	Diamond Hill Investment Group, Inc	71
48,717	e	Duff & Phelps Corp	816
29,700		Eaton Vance Corp	996
45,670	e	Evercore Partners, Inc (Class A)	1,370
43,789	e	Federated Investors, Inc (Class B)	1,155
217,824		Franklin Resources, Inc	24,156
56,096	*	IntercontinentalExchange, Inc	6,293
1,750	*	International Assets Holding Corp	26
322,789		Invesco Ltd	7,072
78,793	e	Legg Mason, Inc	2,259
74,419	*	Nasdaq Stock Market, Inc	1,572
550,500		Nomura Holdings, Inc	4,057
189,030		NYSE Euronext	5,597
18,240	*,e	Pzena Investment Management, Inc (Class A)	139
89,969		SEI Investments Co	1,977
186,903		T Rowe Price Group, Inc	10,267
56,898	*,e	US Global Investors, Inc (Class A)	563

		TOTAL SECURITY AND COMMODITY BROKERS	134,214

SOCIAL SERVICES - 0.0%
44,409	*	Capital Senior Living Corp	234

		TOTAL SOCIAL SERVICES	234

SPECIAL TRADE CONTRACTORS - 0.0%
400	e	Alico, Inc	10
8,300		Chemed Corp	451
2,050		Comfort Systems USA, Inc	26
6,983	*	Layne Christensen Co	187
66,382	*	Quanta Services, Inc	1,271

		TOTAL SPECIAL TRADE CONTRACTORS	1,945

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
5,965	e	Apogee Enterprises, Inc	94
7,922	*	Cabot Microelectronics Corp	300
21,025	e	CARBO Ceramics, Inc	1,311
794,396		Corning, Inc	16,055
270,968		CRH plc	6,767

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

63,051	e	Gentex Corp	$1,224
38,952		Holcim Ltd	2,904
83,183		Lafarge S.A.	5,853
83,000		NGK Insulators Ltd	1,693
33,970	*,e	Owens Corning, Inc	864

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	37,065

TEXTILE MILL PRODUCTS - 0.0%
1,300		Albany International Corp (Class A)	28
22,800	e	Oxford Industries, Inc	464

		TOTAL TEXTILE MILL PRODUCTS	492

TRANSPORTATION BY AIR - 0.5%
412,045	*,e	Airtran Holdings, Inc	2,093
3,000	*	All Nippon Airways Co Ltd	9
623,369		Auckland International Airport Ltd	859
66,237	*	British Airways plc	244
68,937	*,e	Continental Airlines, Inc (Class B)	1,515
238,048	*,e	Delta Air Lines, Inc	3,473
62,034	*	ExpressJet Holdings, Inc	234
260,984		FedEx Corp	24,375
390,233	*,e	JetBlue Airways Corp	2,178
208,840		Singapore Airlines Ltd	2,269
33,225		Skywest, Inc	474
599,765	e	Southwest Airlines Co	7,929

		TOTAL TRANSPORTATION BY AIR	45,652

TRANSPORTATION EQUIPMENT - 1.3%
3,800		A.O. Smith Corp	200
24,300	*	Aisin Seiki Co Ltd	728
84,800	*	American Axle & Manufacturing Holdings, Inc	846
65,137	*,e	ArvinMeritor, Inc	870
7,885	*	ATC Technology Corp	135
127,203		Bayerische Motoren Werke AG.	5,872
211,538	*,e	BE Aerospace, Inc	6,441
333,800		Bombardier, Inc	2,048
1,100		Clarcor, Inc	38
130,600		Denso Corp	3,890
14,800		Federal Signal Corp	133
1,745,900	*,e	Ford Motor Co	21,946
5,139	*,e	Fuel Systems Solutions, Inc	164
242,736		Genuine Parts Co	10,253
189,806	e	Harley-Davidson, Inc	5,328
96,452		Harsco Corp	3,081
305,980		Honda Motor Co Ltd	10,800
39,000		NSK Ltd	308
196,043	e	Paccar, Inc	8,497
54,787		Peugeot S.A.	1,613
83,765	*	Renault S.A.	3,926
152,400		Scania AB (B Shares)	2,410
756,000		SembCorp Marine Ltd	2,264
2,100		Shimano, Inc	93

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

182,710	*	Spirit Aerosystems Holdings, Inc (Class A)	$4,272
48,870	e	Superior Industries International, Inc	786
113,174	*,e	Tenneco, Inc	2,677
817,210		Tomkins PLC	2,927
8,700	*	Toyota Industries Corp	248
16,126		Volkswagen AG.	1,557
64,844		Volkswagen AG. (Preference)	5,947
134,600		Volvo AB (A Shares)	1,333
341,990		Volvo AB (B Shares)	3,441
42,540		Westinghouse Air Brake Technologies Corp	1,792
102,500		Yamaha Motor Co Ltd	1,536

		TOTAL TRANSPORTATION EQUIPMENT	118,400

TRANSPORTATION SERVICES - 0.1%
81,069		Autostrade S.p.A.	1,892
22,693		CH Robinson Worldwide, Inc	1,267
		Cintra Concesiones de Infraestructuras de Transporte
99,916		S.A.	972
134,669		Deutsche Lufthansa AG.	2,234
22,989		Expeditors International Washington, Inc	849
2,064	*	Hub Group, Inc (Class A)	58
36,000	*	Interval Leisure Group, Inc	524
85,068	*,e	Orbitz Worldwide, Inc	605
53,373		Toll Holdings Ltd	363
2,600		UTI Worldwide, Inc	40

		TOTAL TRANSPORTATION SERVICES	8,804

TRUCKING AND WAREHOUSING - 0.5%
493,298		Deutsche Post AG.	8,558
1,500	e	Forward Air Corp	39
2,200	e	Heartland Express, Inc	36
1,100		J.B. Hunt Transport Services, Inc	39
900		Landstar System, Inc	38
73,000		Nippon Express Co Ltd	314
13,837		TNT NV	397
531,824		United Parcel Service, Inc (Class B)	34,256
1,600	e	Werner Enterprises, Inc	37
94,000		Yamato Transport Co Ltd	1,321

		TOTAL TRUCKING AND WAREHOUSING	45,035

WATER TRANSPORTATION - 0.1%
10,901		Alexander & Baldwin, Inc	360
53,600	*	Gulfmark Offshore, Inc	1,423
36,022	*,e	Hornbeck Offshore Services, Inc	669
153,000		Kawasaki Kisen Kaisha Ltd	610
1,100	*	Kirby Corp	42
376,000		Nippon Yusen Kabushiki Kaisha	1,485

		TOTAL WATER TRANSPORTATION	4,589

WHOLESALE TRADE-DURABLE GOODS - 0.6%
121,197		Agilysys, Inc	1,354
109,330	e	Barnes Group, Inc	2,126

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

51,856	*	BorgWarner, Inc	$1,980
295,728		Bunzl plc	3,236
47,825		Castle (A.M.) & Co	626
52,882	*,e	Chindex International, Inc	625
7,328		Compagnie de Saint-Gobain	352
222,696	*	Fortescue Metals Group Ltd	1,001
1,900	*	Ingram Micro, Inc (Class A)	33
2,000		Knight Transportation, Inc	42
747,810		Li & Fung Ltd	3,679
2,500	*,e	LKQ Corp	51
8,672	*	MWI Veterinary Supply, Inc	350
599,000	*	Nissan Motor Co Ltd	5,132
80,000		Nisshin Steel Co Ltd	167
5,558		Owens & Minor, Inc	258
76,533	e	Patterson Cos, Inc	2,376
2,000	e	Pool Corp	45
2,500	*,e	PSS World Medical, Inc	59
13,424		Rautaruukki Oyj	290
105,065		Schneider Electric S.A.	12,323
3,600	*,e	Tech Data Corp	151
23,000	*,e	Tyler Technologies, Inc	431
93,309		W.W. Grainger, Inc	10,089
17,580	*	WESCO International, Inc	610
115,996		Wesfarmers Ltd	3,384
131,715	*	Wolseley plc	3,182

		TOTAL WHOLESALE TRADE-DURABLE GOODS	53,952

WHOLESALE TRADE-NONDURABLE GOODS - 0.5%
6,480	e	Airgas, Inc	412
63,861	*,e	Akorn, Inc	98
13,200		Akzo Nobel NV	752
48,872	e	Allscripts Healthcare Solutions, Inc	956
1,186	*	Clearwater Paper Corp	58
8,757	*	Dean Foods Co	137
75,320	*	Endo Pharmaceuticals Holdings, Inc	1,784
7,100	*	Gildan Activewear, Inc	187
2,100	*	Hain Celestial Group, Inc	36
16,830	*	Henry Schein, Inc	991
11,000		Kikkoman Corp	129
3,500		Metro, Inc	145
2,100	e	Myers Industries, Inc	22
13,956	e	Nash Finch Co	470
2,308,070		Noble Group Ltd	5,049
452,200	*	Sojitz Holdings Corp	875
18,582	e	Spartan Stores, Inc	268
694,531	e	Sysco Corp	20,490
334,862		Unilever NV	10,129
1,900	*,e	Volcom, Inc	37

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	43,025

		TOTAL COMMON STOCKS	5,427,462

		(Cost $4,652,610)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	MATURITY DATE	VALUE (000)

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)		$296
740,991	*	Federal National Mortgage Association (FNMA)		941

		TOTAL AGENCY SECURITIES		1,237

		TOTAL PREFERRED STOCKS		1,237

		(Cost $24,353)

RIGHTS / WARRANTS - 0.0%
TRANSPORTATION EQUIPMENT - 0.0%
80,970		Volkswagen AG.		50

		TOTAL TRANSPORTATION EQUIPMENT		50

		TOTAL RIGHTS / WARRANTS		50

		(Cost $0)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 9.2%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.5%
	Federal Home Loan Bank (FHLB)
$1,600,000	FHLB	04/14/10	1,600
31,000,000	FHLB	04/23/10	30,998
20,000,000	FHLB	05/26/10	19,995
5,260,000	FHLB	06/02/10	5,259
33,000,000	FHLB	06/23/10	32,992
31,000,000	FHLB	06/30/10	30,987
	Federal Home Loan Mortgage Corp (FHLMC)
9,900,000	FHLMC	04/19/10	9,899
1,000,000	FHLMC	04/22/10	1,000
1,135,000	FHLMC	04/28/10	1,135
11,440,000	FHLMC	04/28/10	11,439
18,099,659	FHLMC	06/01/10	18,098
21,000,000	FHLMC	07/12/10	20,990
	Federal National Mortgage Association (FNMA)
54,000,000	FNMA	05/25/10	53,985
64,300,000	FNMA	06/14/10	64,287
25,000,000	FNMA	09/15/10	24,972

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		327,636

U.S. TREASURY BILLS - 1.7%
31,500,000	United States Cash Management Bill	07/15/10	31,486
16,000,000	United States Treasury Bill	04/22/10	15,999
15,000,000	United States Treasury Bill	05/20/10	14,997
11,890,000	United States Treasury Bill	05/27/10	11,887
33,800,000	United States Treasury Bill	07/29/10	33,783
40,000,000	United States Treasury Bill	08/26/10	39,967

	TOTAL U.S. TREASURY BILLS		148,119

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.6%
	Federal Home Loan Bank (FHLB)
$15,947,000	FHLB	05/05/10	$15,945
50,000,000	FHLB	05/07/10	49,993
18,000,000	FHLB	05/14/10	17,997
17,700,000	FHLB	05/19/10	17,696
11,300,000	FHLB	05/21/10	11,298
	Federal Home Loan Mortgage Corp (FHLMC)
1,482,000	FHLMC	04/22/10	1,482
1,500,000	FHLMC	04/27/10	1,500
7,000,000	FHLMC	05/10/10	6,999
3,200,000	FHLMC	05/17/10	3,199
3,575,000	FHLMC	05/19/10	3,574
18,500,000	FHLMC	05/24/10	18,496
8,900,341	FHLMC	06/01/10	8,898
25,000,000	FHLMC	07/29/10	24,986
	Federal National Mortgage Association (FNMA)
50,000,000	FNMA	05/25/10	49,994
10,778,000	FNMA	06/21/10	10,776

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		242,833

U.S. TREASURY BILLS - 1.1%
1,000,000	United States Cash Management Bill	07/15/10	999
25,000,000	United States Treasury Bill	08/05/10	24,985
46,000,000	United States Treasury Bill	10/21/10	45,940
25,000,000	United States Treasury Bill	11/18/10	24,959

	TOTAL U.S. TREASURY BILLS		96,883

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		339,716

	TOTAL SHORT-TERM INVESTMENTS		815,471

	(Cost $815,458)
	TOTAL INVESTMENTS - 107.7%		9,808,895
	(Cost $8,988,211)
	OTHER ASSETS & LIABILITIES, NET - (7.7)%		(705,057)

	NET ASSETS - 100.0%		$9,103,838

Abbreviation(s):
NR	Not Rated by Moody’s

*	Non-income producing.
^	Amount represents less than $1,000.
†	As provided by Moody’s Investors Services.
e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2010 the value of these securities amounted to $154,132,210 or 1.69% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.9%

BANKER’S ACCEPTANCES - 1.0%
$1,968,000	Bank of America NA		04/01/10	$1,968
1,276,000	Bank of America NA		04/06/10	1,276
6,584,000	Bank of America NA		04/29/10	6,583
5,177,000	Bank of America NA		05/03/10	5,175
1,968,000	Bank of America NA		05/11/10	1,967
7,894,000	Bank of America NA		06/14/10	7,890
6,365,000	JPMorgan Chase Bank NA		04/20/10	6,364
6,579,000	JPMorgan Chase Bank NA		04/26/10	6,578
9,085,000	JPMorgan Chase Bank NA		04/27/10	9,084
2,479,000	JPMorgan Chase Bank NA		05/24/10	2,478
23,591,000	JPMorgan Chase Bank NA		05/28/10	23,585
32,000,000	JPMorgan Chase Bank NA		06/07/10	31,989
7,189,000	Wachovia Bank NA		05/17/10	7,187
1,765,818	Wachovia Bank NA		05/27/10	1,765
10,000,000	Wachovia Bank NA		09/03/10	9,987

	TOTAL BANKER’S ACCEPTANCES			123,876

CERTIFICATE OF DEPOSIT - 10.1%
25,000,000	Abbey National North America LLC	0.160%	04/09/10	25,000
27,310,000	Abbey National North America LLC	0.200	04/29/10	27,310
30,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.220	04/08/10	30,000
44,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.200	04/27/10	44,000
25,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.340	05/17/10	25,000
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.250	06/22/10	50,002
30,000,000	Bank of Montreal	0.190	04/27/10	30,000
25,185,000	Bank of Montreal	0.220	05/27/10	25,185
35,000,000	Bank of Nova Scotia	0.180	04/29/10	35,000
31,220,000	Bank of Nova Scotia	0.190	05/18/10	31,220
25,000,000	Bank of Nova Scotia	0.190	05/24/10	25,000
23,000,000	Bank of Nova Scotia	0.200	05/24/10	23,000
22,010,000	Bank of Nova Scotia	0.200	06/01/10	22,010
20,000,000	Bank of Nova Scotia	0.950	06/10/10	20,000
25,000,000	Bank of Nova Scotia	0.570	10/01/10	25,000
25,000,000	Barclays Bank plc	0.480	04/13/10	25,000
30,000,000	Barclays Bank plc	0.960	04/19/10	30,000
25,000,000	Barclays Bank plc	0.550	04/30/10	25,000
22,715,000	Barclays Bank plc	0.820	05/11/10	22,715
30,000,000	Barclays Bank plc	0.570	05/17/10	30,000
30,000,000	Barclays Bank plc	0.500	06/02/10	30,000
25,000,000	Barclays Bank plc	0.620	07/01/10	25,000
21,000,000	Barclays Bank plc	0.580	08/18/10	21,000
25,000,000	BNP Paribas	0.200	04/05/10	25,000
25,000,000	BNP Paribas	0.200	04/14/10	25,000
25,000,000	BNP Paribas	0.160	04/20/10	25,000
36,000,000	BNP Paribas	0.190	04/28/10	36,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	BNP Paribas	0.210%	04/30/10	$25,000
30,000,000	BNP Paribas	0.230	05/17/10	30,000
20,000,000	BNP Paribas	0.200	05/19/10	20,000
20,000,000	BNP Paribas	0.230	06/23/10	20,000
18,000,000	BNP Paribas	0.290	08/19/10	17,999
25,000,000	Canadian Imperial Bank of Commerce	0.200	04/12/10	25,000
35,000,000	Credit Agricole Corp	0.200	04/13/10	35,000
50,000,000	Credit Agricole Corp	0.220	05/03/10	50,001
40,000,000	Credit Agricole Corp	0.250	05/05/10	40,000
20,000,000	Lloyds TSB Bank plc	0.200	04/13/10	20,000
25,000,000	Rabobank Nederland NV	0.190	04/14/10	25,000
20,000,000	Rabobank Nederland NV	1.050	04/30/10	20,008
3,000,000	Rabobank Nederland NV	0.240	06/14/10	3,000
30,000,000	Rabobank Nederland NV	0.220	07/07/10	30,000
21,440,000	Rabobank Nederland NV	0.220	07/08/10	21,440
19,400,000	Rabobank Nederland NV	0.270	07/15/10	19,400
20,000,000	Rabobank Nederland NV	0.740	07/30/10	20,000
50,000,000	Royal Bank of Canada	0.180	04/27/10	50,000
25,000,000	Royal Bank of Scotland plc	0.680	04/05/10	25,000
25,000,000	Royal Bank of Scotland plc	0.210	04/29/10	25,000
26,335,000	Royal Bank of Scotland plc	0.220	05/06/10	26,335

	TOTAL CERTIFICATE OF DEPOSIT			1,305,625

COMMERCIAL PAPER - 34.6%
24,395,000	Abbey National North America LLC		04/20/10	24,393
22,500,000	Abbey National North America LLC		04/23/10	22,497
20,000,000	Abbey National North America LLC		04/28/10	19,997
30,000,000	Abbey National North America LLC		05/05/10	29,996
45,000,000	Abbott Laboratories		05/11/10	44,993
81,930,000	American Honda Finance Corp		05/06/10	81,915
28,605,000	American Honda Finance Corp		05/13/10	28,598
25,000,000	Bank of Nova Scotia		04/09/10	24,999
4,380,000	Bank of Nova Scotia		04/14/10	4,380
45,000,000	Bank of Nova Scotia		04/22/10	44,995
55,200,000	Bank of Nova Scotia		05/20/10	55,186
2,256,000	BNP Paribas Finance, Inc		04/13/10	2,256
4,035,000	BNP Paribas Finance, Inc		04/22/10	4,035
25,000,000	BNP Paribas Finance, Inc		05/10/10	24,994
39,830,000	BNP Paribas Finance, Inc		06/09/10	39,815
28,950,000	Calyon North America, Inc		04/06/10	28,949
9,600,000	Calyon North America, Inc		04/30/10	9,599
25,000,000	Calyon North America, Inc		06/03/10	24,990
17,125,000	Coca-Cola Co		04/08/10	17,124
16,700,000	Coca-Cola Co		04/16/10	16,699
30,000,000	Coca-Cola Co		05/03/10	29,996
13,000,000	Coca-Cola Co		05/04/10	12,998
8,000,000	Coca-Cola Co		05/06/10	7,999
22,400,000	Coca-Cola Co		05/11/10	22,395
8,400,000	Coca-Cola Co		05/12/10	8,398
15,000,000	Coca-Cola Co		05/19/10	14,997
7,931,000	Coca-Cola Co		05/20/10	7,929
20,000,000	Coca-Cola Co		06/03/10	19,994
5,134,000	Coca-Cola Co		06/10/10	5,132

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	Coca-Cola Co		06/14/10	$24,991
2,389,000	Corporate Asset Funding Co, Inc		04/12/10	2,389
3,125,000	Credit Agricole North America, Inc		04/13/10	3,125
25,000,000	Credit Agricole North America, Inc		04/14/10	24,998
24,563,000	Fairway Finance LLC		04/05/10	24,563
10,915,000	Fairway Finance LLC		04/13/10	10,914
35,106,000	Fairway Finance LLC		05/03/10	35,100
15,000,000	Fairway Finance LLC		06/11/10	14,993
20,000,000	Fairway Finance LLC		06/16/10	19,989
50,000,000	General Electric Co		06/21/10	49,976
50,000,000	General Electric Co		06/23/10	49,977
50,000,000	General Electric Co		06/24/10	49,977
30,000,000	Govco LLC		04/15/10	29,998
4,500,000	Govco LLC		04/19/10	4,500
2,000,000	Govco LLC		05/18/10	1,999
50,000,000	Govco LLC		06/17/10	49,973
23,035,000	ING US Funding LLC		04/06/10	23,034
13,560,000	ING US Funding LLC		04/07/10	13,560
25,000,000	ING US Funding LLC		04/29/10	24,996
22,000,000	ING US Funding LLC		05/18/10	21,994
85,000,000	Johnson & Johnson		04/05/10	84,998
9,465,000	Johnson & Johnson		04/19/10	9,464
28,690,000	Johnson & Johnson		04/20/10	28,688
61,830,000	Johnson & Johnson		05/03/10	61,819
11,000,000	Johnson & Johnson		05/24/10	10,997
6,790,000	Johnson & Johnson		08/03/10	6,784
30,000,000	Lloyds TSB Bank plc		04/08/10	29,999
30,000,000	Lloyds TSB Bank plc		04/09/10	29,999
9,500,000	Lloyds TSB Bank plc		04/26/10	9,499
43,515,000	Lloyds TSB Bank plc		04/30/10	43,508
5,000,000	Lloyds TSB Bank plc		05/18/10	4,999
47,620,000	Lloyds TSB Bank plc		06/21/10	47,594
13,350,000	Microsoft Corp		04/14/10	13,349
25,000,000	Nestle Capital Corp		04/05/10	24,999
20,000,000	Nestle Capital Corp		04/14/10	19,998
25,000,000	Nestle Capital Corp		05/20/10	24,995
60,710,000	Nestle Capital Corp		05/25/10	60,693
8,000,000	Nestle Capital Corp		05/28/10	7,998
45,070,000	Nestle Capital Corp		06/04/10	45,058
20,000,000	Nestle Capital Corp		06/14/10	19,993
15,000,000	Nestle Capital Corp		06/22/10	14,993
27,760,000	Nestle Capital Corp		09/14/10	27,721
25,000,000	Nestle Capital Corp		11/22/10	24,940
25,000,000	Nestle Capital Corp		11/29/10	24,936
45,208,000	Old Line Funding LLC		04/06/10	45,207
33,900,000	Old Line Funding LLC		04/07/10	33,899
24,131,000	Old Line Funding LLC		04/09/10	24,130
8,089,000	Old Line Funding LLC		04/13/10	8,089
30,000,000	Old Line Funding LLC		04/15/10	29,998
7,720,000	Old Line Funding LLC		04/20/10	7,719
17,000,000	Old Line Funding LLC		04/29/10	16,997
7,220,000	Old Line Funding LLC		05/04/10	7,219
12,000,000	Old Line Funding LLC		05/11/10	11,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$56,458,000	Old Line Funding LLC		06/07/10	$56,436
51,185,000	Old Line Funding LLC		06/08/10	51,164
6,750,000	Old Line Funding LLC		06/18/10	6,746
44,690,000	Park Avenue Receivables Corp		04/07/10	44,689
44,500,000	Park Avenue Receivables Corp		04/09/10	44,498
10,000,000	Park Avenue Receivables Corp		04/23/10	9,999
17,000,000	Park Avenue Receivables Corp		05/07/10	16,996
20,000,000	Park Avenue Receivables Corp		05/11/10	19,996
50,000,000	Park Avenue Receivables Corp		05/18/10	49,987
22,000,000	Private Export Funding Corp		04/05/10	21,999
25,000,000	Private Export Funding Corp		04/06/10	24,999
34,500,000	Private Export Funding Corp		04/07/10	34,497
10,000,000	Private Export Funding Corp		04/16/10	9,999
10,000,000	Private Export Funding Corp		04/26/10	9,996
41,000,000	Private Export Funding Corp		05/13/10	40,992
20,000,000	Private Export Funding Corp		06/03/10	19,993
35,000,000	Private Export Funding Corp		06/08/10	34,986
14,275,000	Private Export Funding Corp		06/11/10	14,270
25,000,000	Private Export Funding Corp		06/30/10	24,989
17,930,000	Private Export Funding Corp		07/06/10	17,921
19,235,000	Private Export Funding Corp		07/12/10	19,223
20,000,000	Private Export Funding Corp		07/15/10	19,988
21,175,000	Private Export Funding Corp		07/26/10	21,159
10,000,000	Private Export Funding Corp		08/19/10	9,992
5,905,000	Procter & Gamble International Funding S.C.A		04/09/10	5,905
3,800,000	Procter & Gamble International Funding S.C.A		04/26/10	3,800
4,300,000	Procter & Gamble International Funding S.C.A		04/29/10	4,299
64,500,000	Province of Ontario Canada		04/06/10	64,499
47,000,000	Province of Ontario Canada		04/19/10	46,994
11,855,000	Rabobank USA Financial Corp		04/06/10	11,855
27,900,000	Rabobank USA Financial Corp		04/08/10	27,899
19,600,000	Rabobank USA Financial Corp		04/14/10	19,599
1,300,000	Rabobank USA Financial Corp		04/15/10	1,300
11,220,000	Rabobank USA Financial Corp		04/21/10	11,219
14,580,000	Rabobank USA Financial Corp		05/06/10	14,577
2,410,000	Rabobank USA Financial Corp		05/25/10	2,409
15,000,000	Rabobank USA Financial Corp		06/08/10	14,994
32,700,000	Rabobank USA Financial Corp		06/21/10	32,683
65,000,000	Rabobank USA Financial Corp		07/06/10	64,961
4,998,000	Ranger Funding Co LLC		04/07/10	4,998
20,000,000	Ranger Funding Co LLC		04/22/10	19,998
11,339,000	Royal Bank of Canada		04/26/10	11,338
25,000,000	Royal Bank of Canada		05/03/10	24,994
25,000,000	Royal Bank of Canada		06/01/10	24,993
17,000,000	Royal Bank of Canada		06/21/10	16,991
50,000,000	Royal Bank of Canada		06/28/10	49,974
50,000,000	Royal Bank of Canada		06/29/10	49,972
30,000,000	Royal Bank of Scotland plc		04/07/10	29,999
22,000,000	Royal Bank of Scotland plc		04/12/10	21,999
10,000,000	Royal Bank of Scotland plc		04/13/10	9,999
30,000,000	Royal Bank of Scotland plc		04/26/10	29,995
27,000,000	Santander Central Hispano Finance Delaware, Inc		04/09/10	26,997
33,150,000	Santander Central Hispano Finance Delaware, Inc		06/03/10	33,115

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	Santander Central Hispano Finance Delaware, Inc		10/01/10	$24,934
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/08/10	24,930
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/14/10	24,927
27,625,000	Sheffield Receivables Corp		04/07/10	27,624
20,000,000	Sheffield Receivables Corp		04/08/10	19,999
25,000,000	Sheffield Receivables Corp		04/26/10	24,997
4,690,000	Sheffield Receivables Corp		05/04/10	4,689
25,000,000	Sheffield Receivables Corp		05/06/10	24,995
25,000,000	Sheffield Receivables Corp		05/19/10	24,993
16,000,000	Sheffield Receivables Corp		05/21/10	15,995
25,000,000	Societe Generale North America, Inc		04/05/10	24,999
25,000,000	Societe Generale North America, Inc		04/08/10	24,999
25,000,000	Societe Generale North America, Inc		04/29/10	24,997
33,150,000	Societe Generale North America, Inc		05/25/10	33,138
25,000,000	Straight-A Funding LLC		04/12/10	24,999
14,729,000	Straight-A Funding LLC		04/13/10	14,728
10,000,000	Straight-A Funding LLC		04/15/10	9,999
11,550,000	Straight-A Funding LLC		04/19/10	11,549
30,000,000	Straight-A Funding LLC		04/20/10	29,997
49,700,000	Straight-A Funding LLC		04/20/10	49,696
19,000,000	Straight-A Funding LLC		04/21/10	18,998
40,000,000	Straight-A Funding LLC		04/21/10	39,996
50,000,000	Straight-A Funding LLC		04/23/10	49,995
35,000,000	Straight-A Funding LLC		05/11/10	34,993
21,314,000	Straight-A Funding LLC		05/11/10	21,310
25,041,000	Straight-A Funding LLC		06/03/10	25,032
20,000,000	Straight-A Funding LLC		06/11/10	19,991
20,000,000	Straight-A Funding LLC		06/11/10	19,991
75,140,000	Svensk Exportkredit AB		04/01/10	75,140
20,000,000	Toronto-Dominion Holdings USA, Inc		04/06/10	19,998
40,000,000	Toronto-Dominion Holdings USA, Inc		05/14/10	39,977
25,000,000	Toyota Motor Credit Corp		04/23/10	24,997
50,000,000	Toyota Motor Credit Corp		05/12/10	49,989
20,000,000	Toyota Motor Credit Corp		05/14/10	19,995
15,000,000	Toyota Motor Credit Corp		05/19/10	14,996
20,000,000	Unilever Capital Corp		04/08/10	19,999
25,000,000	Variable Funding Capital Co LLC		04/01/10	25,000
19,475,000	Variable Funding Capital Co LLC		04/09/10	19,474
20,000,000	Variable Funding Capital Co LLC		04/15/10	19,998
40,000,000	Variable Funding Capital Co LLC		04/20/10	39,996
21,000,000	Variable Funding Capital Co LLC		04/23/10	20,998
11,500,000	Variable Funding Capital Co LLC		05/07/10	11,498
50,000,000	Yorktown Capital LLC		04/12/10	49,997

	TOTAL COMMERCIAL PAPER			4,481,982

INTEREST BEARING SHORT TERM - 0.2%
23,200,000	Svensk Exportkredit AB	4.500%	09/27/10	23,638

	TOTAL INTEREST BEARING SHORT TERM			23,638

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 42.6%
	Federal Farm Credit Bank (FFCB)
6,000,000	FFCB		04/19/10	5,999
4,000,000	FFCB		04/21/10	3,999

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,880,000	FFCB		06/02/10	$15,875
	Federal Home Loan Bank (FHLB)
14,780,000	FHLB		04/01/10	14,780
25,000,000	FHLB		04/14/10	24,999
26,195,000	FHLB		04/16/10	26,194
10,000,000	FHLB		04/20/10	9,999
37,800,000	FHLB		04/22/10	37,788
50,000,000	FHLB		04/23/10	49,996
85,000,000	FHLB		04/26/10	84,986
49,370,000	FHLB		04/30/10	49,364
9,400,000	FHLB		05/05/10	9,399
139,716,000	FHLB		05/07/10	139,693
40,000,000	FHLB		05/10/10	39,994
46,808,000	FHLB		05/12/10	46,800
35,697,000	FHLB		05/14/10	35,690
51,330,000	FHLB		05/19/10	51,320
173,122,000	FHLB		05/21/10	173,085
19,160,000	FHLB		05/24/10	19,156
4,000,000	FHLB		05/25/10	3,999
75,000,000	FHLB		05/26/10	74,983
47,000,000	FHLB		05/28/10	46,988
85,000,000	FHLB		06/02/10	84,976
130,290,000	FHLB		06/04/10	130,249
13,400,000	FHLB		06/08/10	13,396
2,175,000	FHLB		06/09/10	2,174
17,120,000	FHLB		06/11/10	17,114
18,750,000	FHLB	0.600%	06/15/10	18,750
50,000,000	FHLB		06/16/10	49,979
98,150,000	FHLB		06/18/10	98,111
44,300,000	FHLB		06/23/10	44,281
9,650,000	FHLB		07/01/10	9,637
2,785,000	FHLB		07/09/10	2,783
25,000,000	FHLB		09/15/10	24,954
38,373,000	FHLB		09/16/10	38,301
11,755,000	FHLB		09/17/10	11,733
	Federal Home Loan Mortgage Corp (FHLMC)
79,868,000	FHLMC		04/12/10	79,864
31,000,000	FHLMC		04/16/10	30,994
60,160,000	FHLMC		04/19/10	60,154
5,465,000	FHLMC		04/20/10	5,465
14,200,000	FHLMC		04/21/10	14,199
78,994,000	FHLMC		04/21/10	78,988
41,670,000	FHLMC		04/26/10	41,665
69,000,000	FHLMC		04/27/10	68,993
65,790,000	FHLMC		04/28/10	65,783
59,000,000	FHLMC		04/28/10	58,994
185,475,000	FHLMC		05/04/10	185,447
55,460,000	FHLMC		05/05/10	55,434
161,229,000	FHLMC		05/10/10	161,203
3,835,000	FHLMC		05/11/10	3,834
2,130,000	FHLMC		05/12/10	2,130
95,075,000	FHLMC		05/17/10	95,056
19,760,000	FHLMC		05/18/10	19,756

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$57,500,000	FHLMC		05/24/10	$57,487
66,660,000	FHLMC		06/01/10	66,619
111,469,000	FHLMC		06/07/10	111,433
47,370,000	FHLMC		06/08/10	47,356
3,382,000	FHLMC		06/21/10	3,380
48,834,000	FHLMC		06/22/10	48,816
37,000,000	FHLMC		06/24/10	36,984
90,000,000	FHLMC		06/25/10	89,961
61,020,000	FHLMC		07/06/10	60,991
13,740,000	FHLMC		07/07/10	13,733
10,000,000	FHLMC		07/09/10	9,995
25,000,000	FHLMC		07/12/10	24,988
10,005,000	FHLMC		07/13/10	9,998
51,130,000	FHLMC		07/23/10	51,095
7,453,000	FHLMC		07/26/10	7,448
27,500,000	FHLMC		08/03/10	27,481
39,000,000	FHLMC		08/13/10	38,970
20,000,000	FHLMC		08/17/10	19,986
25,000,000	FHLMC		08/23/10	24,978
25,000,000	FHLMC		08/24/10	24,978
70,000,000	FHLMC		08/30/10	69,932
77,380,000	FHLMC		09/01/10	77,311
23,025,000	FHLMC		09/07/10	22,998
21,242,000	FHLMC		09/13/10	21,215
25,285,000	FHLMC		09/14/10	25,256
4,682,000	FHLMC		09/15/10	4,676
50,000,000	FHLMC		10/05/10	49,940
93,268,000	FHLMC		10/26/10	93,127
20,000,000	FHLMC		11/10/10	19,963
45,000,000	FHLMC		11/16/10	44,911
4,590,000	FHLMC		03/07/11	4,570
	Federal National Mortgage Association (FNMA)
107,657,000	FNMA		04/01/10	107,657
7,350,000	FNMA		04/07/10	7,350
19,000,000	FNMA		04/09/10	18,999
75,730,000	FNMA		04/14/10	75,726
31,135,000	FNMA		04/19/10	31,132
40,337,000	FNMA		04/21/10	40,333
30,000,000	FNMA		04/28/10	29,996
3,011,000	FNMA		05/03/10	3,010
51,524,000	FNMA		05/05/10	51,516
103,070,000	FNMA		05/12/10	103,052
122,985,000	FNMA		05/19/10	122,960
93,730,000	FNMA		05/24/10	93,707
61,975,000	FNMA		05/25/10	61,960
114,000,000	FNMA		05/26/10	113,971
79,500,000	FNMA		05/28/10	79,481
51,170,000	FNMA		06/01/10	51,156
64,335,000	FNMA		06/02/10	64,317
28,500,000	FNMA		06/03/10	28,493
104,717,000	FNMA		06/09/10	104,680
134,391,000	FNMA		06/14/10	134,342
1,935,000	FNMA		06/16/10	1,934

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$28,659,000	FNMA		06/21/10	$28,647
13,500,000	FNMA		06/30/10	13,494
25,000,000	FNMA		07/07/10	24,988
83,000,000	FNMA		07/14/10	82,959
3,450,000	FNMA		07/19/10	3,448
4,200,000	FNMA		07/21/10	4,198
15,000,000	FNMA		07/28/10	14,990
19,031,000	FNMA		08/04/10	19,017
5,000,000	FNMA		08/09/10	4,997
21,000,000	FNMA		08/11/10	20,982
43,680,000	FNMA		08/16/10	43,641
16,564,000	FNMA		08/18/10	16,551
13,000,000	FNMA		09/01/10	12,986
55,000,000	FNMA		09/22/10	54,923
11,165,000	FNMA		10/04/10	11,147
2,065,000	FNMA		11/01/10	2,062
83,585,000	FNMA		12/01/10	83,348
2,330,000	FNMA		12/20/10	2,324

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,520,533

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.1%
	Federal Home Loan Bank (FHLB)
10,000,000	FHLB	0.560%	06/22/10	9,998
3,445,000	FHLB	1.060	07/13/10	3,450

	TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			13,448

U.S. TREASURY BILLS - 11.0%
223,505,000	United States Cash Management Bill		06/10/10	223,377
98,030,000	United States Cash Management Bill		06/17/10	97,979
42,392,000	United States Treasury Bill		04/08/10	42,391
128,290,000	United States Treasury Bill		04/15/10	128,282
106,885,000	United States Treasury Bill		04/22/10	106,875
53,650,000	United States Treasury Bill		05/13/10	53,641
44,500,000	United States Treasury Bill		05/20/10	44,492
92,620,000	United States Treasury Bill		05/27/10	92,598
42,000,000	United States Treasury Bill		06/03/10	41,990
27,700,000	United States Treasury Bill		07/29/10	27,685
10,000,000	United States Treasury Bill		08/05/10	9,994
109,815,000	United States Treasury Bill		08/26/10	109,729
23,000,000	United States Treasury Bill		09/02/10	22,979
70,000,000	United States Treasury Bill		09/09/10	69,933
30,000,000	United States Treasury Bill		09/16/10	29,967
18,000,000	United States Treasury Bill		10/21/10	17,976
64,070,000	United States Treasury Bill		11/18/10	63,971
39,690,000	United States Treasury Note	2.630	05/31/10	39,831
73,850,000	United States Treasury Note	2.880	06/30/10	74,266
44,500,000	United States Treasury Note	2.750	07/31/10	44,844
87,475,000	United States Treasury Note	1.250	11/30/10	88,022

	TOTAL U.S. TREASURY BILLS			1,430,822

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

VARIABLE NOTES - 0.3%
$45,000,000	i	Barclays Bank plc	0.470%	01/11/11	$45,000

		TOTAL VARIABLE NOTES			45,000

		TOTAL SHORT-TERM INVESTMENTS			12,944,924

		(Cost $12,944,924)

		TOTAL INVESTMENTS - 99.9%			12,944,924
		(Cost $12,944,924)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			15,332

		NET ASSETS - 100.0%			$12,960,256

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the Schedule of Investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Dollar rolls transactions: The Accounts may enter into mortgage dollar rolls in which the Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: The Accounts may enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers to earn additional income.

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. The cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”). The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM. The cash collateral for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts is invested in the State Street Navigator Securities Lending Portfolio. As of March 31, 2010, there were no securities out on loan for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts.

At March 31, 2010, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows:

	Market Value	Amount Owed to
Account	of Collateral	Lending Counterparties
Stock	$6,693,625,883	$6,707,350,195
Global Equities	1,194,274,091	1,196,652,085
Social Choice	339,726,979	339,710,835

Futures contracts: The Accounts are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Trustees”), pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows (dollars in thousands):

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. As of March 31, 2010, there were no significant transfers between levels by the Accounts.

As of March 31, 2010, 100% of the investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of March 31, 2010:

Accounts	Level 1	Level 2	Level 3	Total
Stock
Domestic Government Bonds	$-	$338	$-	$338
Foreign Corporate Bonds	-	552	-	552
Domestic Common Stocks**	73,127,664	-	-	73,127,664
Food and Kindred Products	-	-	1	1
Instruments and Related Products	-	-	11,447	11,447
Foreign Common Stocks
Agricultural Production-Crops	-	149	-	149
Agricultural Services	-	2,526	-	2,526
Amusement and Recreation Services	-	208,024	-	208,024
Apparel and Accessory Stores	-	212,597	-	212,597
Apparel and Other Textile Products	-	36,759	-	36,759
Auto Repair, Services and Parking	-	6,868	-	6,868
Automotive Dealers and Service Stations	-	24,732	-	24,732
Building Materials and Garden Supplies	-	28,560	-	28,560
Business Services	-	956,248	-	956,248
Chemicals and Allied Products	-	2,647,603	-	2,647,603
Coal Mining	-	208,258	-	208,258
Commercial Services and Supplies		2,422		2,422
Communications	-	1,595,265	-	1,595,265
Depository Institutions	-	3,999,369	-	3,999,369
Eating and Drinking Places	-	176,112	-	176,112
Educational Services	-	22,510	-	22,510
Electric, Gas, and Sanitary Services	-	1,209,365	-	1,209,365
Electronic and Other Electric Equipment	-	1,489,881	-	1,489,881
Engineering and Management Services	-	273,339	-	273,339
Environmental Quality and Housing	-	1,113	-	1,113
Fabricated Metal Products	-	90,287	-	90,287
Fisheries	-	5,807	-	5,807
Food and Kindred Products	-	1,104,439	-	1,104,439
Food Stores	-	285,683	-	285,683
Forestry	-	110	-	110
Furniture and Fixtures	-	6,791	-	6,791
Furniture and Home Furnishings Stores	-	58,932	-	58,932
General Building Contractors	-	261,663	-	261,663
General Merchandise Stores	-	192,578	-	192,578
Health Services	-	79,940	-	79,940
Heavy Construction, Except Building	-	293,189	-	293,189
Holding and Other Investment Offices	-	552,080	-	552,080
Hotels and Other Lodging Places	-	127,707	-	127,707

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

Accounts	Level 1	Level 2	Level 3	Total
Industrial Machinery and Equipment	-	822,288	-	822,288
Instruments and Related Products	-	275,468	-	275,468
Insurance Agents, Brokers and Service	-	90,323	-	90,323
Insurance Carriers	-	965,431	-	965,431
Leather and Leather Products	-	85,550	-	85,550
Local and Interurban Passenger Transit	-	15,198	-	15,198
Lumber and Wood Products	-	18,100	-	18,100
Metal Mining	-	1,658,736	-	1,658,736
Miscellaneous Manufacturing Industries	-	99,263	-	99,263
Miscellaneous Repair Services	-	254	-	254
Miscellaneous Retail	-	199,982	-	199,982
Motion Pictures	-	19,311	-	19,311
Nondepository Institutions	-	445,574	-	445,574
Nonmetallic Minerals, Except Fuels	-	47,331	-	47,331
Oil and Gas Extraction	-	1,237,863	-	1,237,863
Paper and Allied Products	-	150,789	-	150,789
Personal Services	-	21,747	-	21,747
Petroleum and Coal Products	-	888,777	-	888,777
Pipelines, Except Natural Gas	-	44,259	-	44,259
Primary Metal Industries	-	496,505	-	496,505
Printing and Publishing	-	195,681	-	195,681
Railroad Transportation	-	183,216	-	183,216
Real Estate	-	522,630	-	522,630
Rubber and Miscellaneous Plastic Products	-	273,443	-	273,443
Security and Commodity Brokers	-	622,373	-	622,373
Social Services		2,144		2,144
Special Trade Contractors	-	24,154	-	24,154
Stone, Clay, and Glass Products	-	286,020	-	286,020
Textile Mill Products	-	46,809	-	46,809
Tobacco Products	-	221,488	-	221,488
Transportation By Air	-	149,362	-	149,362
Transportation Equipment	-	1,059,997	-	1,059,997
Transportation Services	-	80,308	-	80,308
Trucking and Warehousing	-	128,180	-	128,180
Water Transportation	-	124,455	-	124,455
Wholesale Trade-Durable Goods	-	808,483	-	808,483
Wholesale Trade-Nondurable Goods	-	487,971	-	487,971
Foreign Preferred Stocks
Food and Kindred Products	-	22,319	-	22,319
Holding and Other Investment Offices	-	6,390	-	6,390
Security and Commodity Brokers	-	2,789	-	2,789
Transportation By Air	-	-	-	-
Rights / Warrants	39	390	-	429
Short-term Investments	-	6,839,095	-	6,839,095
Total	$73,127,703	$35,832,242	$11,448	$108,971,393
Global Equities
Foreign Common Stocks	$-	$6,877,716	$-	$6,877,716
Domestic Common Stocks**
Amusement and Recreation Services	25,311	-	-	25,311
Apparel and Accessory Stores	69,887	-	-	69,887
Apparel and Other Textile Products	15,706	-	-	15,706
Auto Repair, Services and Parking	1,638	-	-	1,638

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

Accounts	Level 1	Level 2	Level 3	Total
Automotive Dealers and Service Stations	5,635	-	-	5,635
Building Materials and Garden Supplies	33,559	-	-	33,559
Business Services	515,987	-	-	515,987
Chemicals and Allied Products	808,518	-	-	808,518
Coal Mining	8,076	-	-	8,076
Communications	251,392	-	-	251,392
Depository Institutions	519,037	-	-	519,037
Eating and Drinking Places	59,066	-	-	59,066
Educational Services	4,782	-	-	4,782
Electric, Gas, and Sanitary Services	219,998	-	-	219,998
Electronic and Other Electric Equipment	584,492	-	-	584,492
Engineering and Management Services	45,486	-	-	45,486
Fabricated Metal Products	38,016	-	-	38,016
Food and Kindred Products	354,809	-	-	354,809
Food Stores	25,914	-	-	25,914
Forestry	7,090	-		7,090
Furniture and Fixtures	13,218	-		13,218
Furniture and Home Furnishings Stores	5,365	-	-	5,365
General Building Contractors	9,822	-	-	9,822
General Merchandise Stores	128,060	-	-	128,060
Health Services	85,629	-	-	85,629
Heavy Construction, Except Building	1,047	-	-	1,047
Holding and Other Investment Offices	442,458	-	-	442,458
Hotels and Other Lodging Places	18,752	-	-	18,752
Industrial Machinery and Equipment	373,427	-	-	373,427
Instruments and Related Products	170,610	-	-	170,610
Insurance Agents, Brokers and Service	14,808	-	-	14,808
Insurance Carriers	340,888	-	-	340,888
Leather and Leather Products	15,264	-	-	15,264
Legal Services	11	-		11
Metal Mining	58,044	-	-	58,044
Miscellaneous Manufacturing Industries	26,180	-	-	26,180
Miscellaneous Retail	90,794	-	-	90,794
Motion Pictures	71,011	-	-	71,011
Nondepository Institutions	52,121	-	-	52,121
Nonmetallic Minerals, Except Fuels	850	-	-	850
Oil and Gas Extraction	402,754	-	-	402,754
Paper and Allied Products	19,024	-	-	19,024
Personal Services	2,673	-	-	2,673
Petroleum and Coal Products	284,074	-	-	284,074
Pipelines, Except Natural Gas	5,462	-	-	5,462
Primary Metal Industries	35,172	-	-	35,172
Printing and Publishing	11,605	-	-	11,605
Railroad Transportation	52,673	-	-	52,673
Real Estate	1,354	-	-	1,354
Rubber and Miscellaneous Plastic Products	15,632	-	-	15,632
Security and Commodity Brokers	180,412	-	-	180,412
Special Trade Contractors	555	-	-	555
Stone, Clay, and Glass Products	33,992	-	-	33,992
Textile Mill Products	462	-	-	462

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

Accounts	Level 1	Level 2	Level 3	Total
Tobacco Products	88,199	-	-	88,199
Transportation By Air	30,984	-	-	30,984
Transportation Equipment	172,227	-	-	172,227
Transportation Services	3,350	-	-	3,350
Trucking and Warehousing	32,576	-	-	32,576
Water Transportation	13,553	-	-	13,553
Wholesale Trade-Durable Goods	8,411	-	-	8,411
Wholesale Trade-Nondurable Goods	39,314	-	-	39,314
Rights	-	12	-	12
Warrants	-	121	-	121
Short-term Investments	-	1,221,180	-	1,221,180
Total	$6,947,216	$8,099,029	$-	$15,046,245
Growth
Domestic Common Stocks**	$12,296,569	$-	$-	$12,296,569
Foreign Common Stocks
Chemicals and Allied Products	-	19,698	-	19,698
Food and Kindred Products	-	15,041	-	15,041
Hotels and Other Lodging Places	-	745	-	745
Metal Mining	-	11,667	-	11,667
Oil and Gas Extraction	-	17,408	-	17,408
Primary Metal Industries	-	8,569	-	8,569
Short-term Investments	-	113,614	-	113,614
Futures*	1,307	-	-	1,307
Total	$12,297,876	$186,742	$-	$12,484,618
Equity Index
Domestic Common Stocks	$10,032,604	$-	$-	$10,032,604
Rights	9	-	-	9
Short-term Investments	-	16,299	-	16,299
Futures*	(5)	-	-	(5)
Total	$10,032,608	$16,299	$-	$10,048,907
Bond Market
Bank Loan Obligations	$-	$25,033	$-	$25,033
Corporate Bonds	-	3,552,640	-	3,552,640
Government Bonds	-	6,501,299	-	6,501,299
Municipal Bonds	-	18,842	-	18,842
Structured Assets	-	680,888	-	680,888
Preferred Stocks	2,537		-	2,537
Investments in Registered Investment Companies	5,110		-	5,110
Short-term Investments	-	1,394,412	-	1,394,412
Total	$7,647	$12,173,114	$-	$12,180,761
Social Choice
Domestic Common Stocks	$4,290,736	$-	$-	$4,290,736
Foreign Common Stocks
Apparel and Accessory Stores	-	11,207	-	11,207
Automotive Dealers and Service Stations	-	1,789	-	1,789
Building Materials and Garden Supplies	-	856	-	856
Business Services	-	23,865	-	23,865
Chemicals and Allied Products	-	142,534	-	142,534
Communications	-	59,113	-	59,113
Depository Institutions	-	175,550	-	175,550
Eating and Drinking Places	-	3,478	-	3,478
Educational Services	-	1,330	-	1,330
Electric, Gas, and Sanitary Services	-	67,326	-	67,326

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

Accounts	Level 1	Level 2	Level 3	Total
Electronic and Other Electric Equipment	-	42,990	-	42,990
Engineering and Management Services	-	5,589	-	5,589
Fabricated Metal Products	-	3,186	-	3,186
Food and Kindred Products	-	27,758	-	27,758
Food Stores	-	25,003	-	25,003
General Building Contractors	-	12,779	-	12,779
General Merchandise Stores	-	8,934	-	8,934
Heavy Construction, Except Building	-	5,415	-	5,415
Holding and Other Investment Offices	-	1,609	-	1,609
Hotels and Other Lodging Places	-	7,400	-	7,400
Industrial Machinery and Equipment	-	34,063	-	34,063
Instruments and Related Products	-	12,797	-	12,797
Insurance Agents, Brokers and Service	-	4,946	-	4,946
Insurance Carriers	-	48,112	-	48,112
Local and Interurban Passenger Transit	-	1,447	-	1,447
Metal Mining	-	30,607	-	30,607
Miscellaneous Manufacturing Industries	-	1,593	-	1,593
Miscellaneous Retail	-	9,542	-	9,542
Nonmetallic Minerals, Except Fuels	-	4,715	-	4,715
Oil and Gas Extraction	-	28,228	-	28,228
Paper and Allied Products	-	6,721	-	6,721
Petroleum and Coal Products	-	74,869	-	74,869
Pipelines, Except Natural Gas	-	5,317	-	5,317
Primary Metal Industries	-	20,900	-	20,900
Printing and Publishing	-	21,940	-	21,940
Railroad Transportation	-	10,231	-	10,231
Real Estate	-	26,583	-	26,583
Rubber and Miscellaneous Plastic Products	-	5,791	-	5,791
Security and Commodity Brokers	-	20,915	-	20,915
Stone, Clay, and Glass Products	-	17,217	-	17,217
Transportation By Air	-	3,381	-	3,381
Transportation Equipment	-	50,942	-	50,942
Transportation Services	-	5,461	-	5,461
Trucking and Warehousing	-	10,590	-	10,590
Water Transportation	-	2,094	-	2,094
Wholesale Trade-Durable Goods	-	32,747	-	32,747
Wholesale Trade-Nondurable Goods	-	17,266	-	17,266
Corporate Bonds	-	1,087,893	-	1,087,893
Government Bonds	-	2,109,840	-	2,109,840
Municipal Bonds	-	137,317	-	137,317
Structured Assets	-	229,625	-	229,625
Preferred Stocks	1,237	-	-	1,237
Investments in Registered Investment Companies	-	-		-
Rights	-	50	-	50
Short-term Investments	-	815,471	-	815,471
Total	$4,291,973	$5,516,922	$-	$9,808,895

*Futures contracts are derivatives instruments not reflected in the schedule of investments. They are valued at the unrealized appreciation/depreciation on the instrument.
**Includes American Depository Receipts

Please see the Schedule of Investments for a detailed breakout by industry.

COLLEGE RETIREMENT EQUITIES FUND — Notes to Schedule of Investments

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Stock Account	Common Stock
Balance as of (December 31,2009)	$11,805,801
Realized Gain/Loss	(1,831,953)
Change in Unrealized Appreciation/Depreciation	1,517,851 *
Gross Sales	(44,124)
Balance as of (March 31, 2010)	$11,447,575
* Includes $(321,948) related to Level 3 securities still held at period end.

Note 3—investment affiliates

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by TCIM or affiliated entities may be deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue		Value at December 31, 2009	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at March 31, 2010	Value at March 31, 2010
Stock Account
BioVitrum	$	*	$50,177,054	$257,184	$51,201	$-	$-	10,950,199	$57,931,142
Digital Garage, Inc		18,114,156	43,669	1,076,822	(24,573)	-	-	9,944	22,176,960
Ferro Corp		39,227,369	4,742,963	9,996,258	3,367,582	-	-	4,118,136	36,198,415
First NIS Regional Fund SICAV		15,984	-	-	(1,855,782)	-	-	- **	-
Information Development Co		2,542,111	-	-	-	88,547	6,198	431,900	2,300,633
Intelligent Wave, Inc		2,414,438	-	4,567,977	(18,463,716)	-	-	- **	-
MPM Bioventures II		8,801,304	-	-	-	-	-	22,167,242	8,801,304
Skyline Venture Partners		1,018,611	-	-	-	-	-	4,254,176	706,504
Vanda Pharmaceuticals, Inc		16,184,004	2,033,677	663,911	(127,315)	-	-	1,546,515	17,846,783
		$88,317,977	$56,997,363	$16,562,152	$(17,052,603)	$88,547	$6,198		145,961,741

Bond Market Account
TIAA-CREF High Yield Fund		$4,914,101	$99,025	-	$-	$99,025	$-	543,076	5,110,345
		$4,914,101	$99,025	-	$-	$99,025	$-	543,076	5,110,345

*	Not an Affiliate as of December 31, 2009
**	Not an Affiliate as of March 31, 2010

Note 4—investments

At March 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Account	Appreciation	(Depreciation)	(Depreciation)
Stock	$15,268,218,275	$(4,020,495,269)	$11,247,723,006
Global Equities	1,851,670,139	(620,441,438)	1,231,228,701
Growth	1,855,113,468	(222,713,805)	1,632,399,663
Equity Index	2,597,422,198	(1,305,584,314)	1,291,837,884
Bond Market	378,830,828	(120,568,580)	258,262,248
Inflation-Linked Bond	302,889,043	(12,503,383)	290,385,660
Social Choice	1,260,320,656	(439,636,159)	820,684,497

At March 31, 2010, the Accounts held the following open futures contracts:

					Unrealized
		Number of			Appreciation /
Account	Open Futures Contracts	Contracts	Market Value	Expiration Date	(Depreciation)
Growth	E-mini S&P 500 Index	1,082	$63,037,320	June 2010	$1,307,218
Equity Index	E-mini Russell 2000 Index	14	947,940	June 2010	(2,232)
	E-mini S&P 500 Index	97	5,651,220	June 2010	(536)
	E-mini S&P Mid-Cap 400 Index	12	945,720	June 2010	(2,417)
			$7,544,880		$(5,185)

Note 5—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Accounts’ financial statements.

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 21, 2010	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 21, 2010	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 21, 2010	By:	/s/ Georganne C. Proctor

Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99.Cert.)